UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Diversified Currency

Income Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Diversified Currency Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	06/27/2007	1.78%	3.04%	0.96%	2.57%
Class A with 4.75% Maximum Sales Charge	—	—	–3.10	–1.86	–0.03	2.07
Class C at NAV	03/01/2011	06/27/2007	1.43	2.32	0.25	2.02
Class C with 1% Maximum Sales Charge	—	—	0.43	1.33	0.25	2.02
Class I at NAV	03/01/2011	06/27/2007	1.93	3.34	1.26	2.78
JPMorgan Emerging Local Markets Index Plus (ELMI+)	—	—	3.18%	6.32%	–0.73%	0.63%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.47%	2.17%	1.17%
Net				1.10	1.80	0.80

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Serbia	7.8%	Georgia	3.3%
Colombia	5.2	Kazakhstan	2.8
Singapore	5.0	Morocco	2.6
Egypt	5.0	Philippines	2.3
Argentina	4.9	India	2.0
Uruguay	4.9	Switzerland	2.0
Iceland	4.8	Sweden	2.0
Czech Republic	4.8	Poland	2.0
Sri Lanka	4.7	Peru	2.0
Australia	4.6	Other	1.9	*
Israel	4.6	Euro	–31.8
Norway	4.5	Total Long	92.2
Dominican Republic	4.4	Total Short	–31.8
Nigeria	4.1	Total Net	60.4

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

JPMorgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.80	$5.55	**	1.11%
Class C	$1,000.00	$1,014.30	$9.04	**	1.81%
Class I	$1,000.00	$1,019.30	$4.06	**	0.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.56	**	1.11%
Class C	$1,000.00	$1,015.80	$9.05	**	1.81%
Class I	$1,000.00	$1,020.80	$4.06	**	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in International Income Portfolio, at value (identified cost, $108,773,395)	$107,471,420
Receivable for Fund shares sold	174,851
Receivable from affiliate	24,945
Total assets	$107,671,216

Liabilities
Payable for Fund shares redeemed	$204,605
Payable to affiliates:
Distribution and service fees	18,712
Trustees’ fees	43
Accrued expenses	36,616
Total liabilities	$259,976
Net Assets	$107,411,240

Sources of Net Assets
Paid-in capital	$142,928,453
Accumulated undistributed net investment income	148,182
Accumulated net realized loss from Portfolio	(34,363,420)
Net unrealized depreciation from Portfolio	(1,301,975)
Total	$107,411,240

Class A Shares
Net Assets	$21,891,045
Shares Outstanding	2,409,090
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.09
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.54

Class C Shares
Net Assets	$16,089,378
Shares Outstanding	1,770,602
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.09

Class I Shares
Net Assets	$69,430,817
Shares Outstanding	7,666,142
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.06

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest allocated from Portfolio (net of foreign taxes, $56,336)	$2,359,740
Dividends allocated from Portfolio	89,350
Expenses, excluding interest expense, allocated from Portfolio	(418,981)
Interest expense allocated from Portfolio	(4,943)
Total investment income	$2,025,166

Expenses
Distribution and service fees
Class A	$32,913
Class C	81,037
Trustees’ fees and expenses	250
Custodian fee	7,400
Transfer and dividend disbursing agent fees	45,574
Legal and accounting services	17,145
Printing and postage	24,060
Registration fees	32,799
Miscellaneous	5,130
Total expenses	$246,308
Deduct —
Allocation of expenses to affiliate	$132,193

Total expense reductions	$132,193

Net expenses	$114,115

Net investment income	$1,911,051

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$613,826
Financial futures contracts	69,662
Foreign currency transactions	8,586
Forward foreign currency exchange contracts	423,599
Net realized gain	$1,115,673
Change in unrealized appreciation (depreciation) —
Investments	$(267,490)
Written options	(52,174)
Financial futures contracts	(17,223)
Foreign currency	93,456
Forward foreign currency exchange contracts	(975,357)
Net change in unrealized appreciation (depreciation)	$(1,218,788)

Net realized and unrealized loss	$(103,115)

Net increase in net assets from operations	$1,807,936

6	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$1,911,051	$3,184,517
Net realized gain	1,115,673	2,685,118
Net change in unrealized appreciation (depreciation)	(1,218,788)	3,509,233
Net increase in net assets from operations	$1,807,936	$9,378,868
Distributions to shareholders —
From net investment income
Class A	$(487,265)	$(1,253,911)
Class C	(302,290)	(675,762)
Class I	(1,585,244)	(3,220,304)
Total distributions to shareholders	$(2,374,799)	$(5,149,977)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,411,580	$5,199,593
Class C	858,601	2,164,103
Class I	17,210,338	41,816,255
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	474,279	1,220,755
Class C	234,864	538,230
Class I	1,333,994	2,772,258
Cost of shares redeemed
Class A	(4,027,629)	(29,031,547)
Class C	(1,594,700)	(6,857,890)
Class I	(13,105,036)	(56,914,869)
Net increase (decrease) in net assets from Fund share transactions	$4,796,291	$(39,093,112)

Net increase (decrease) in net assets	$4,229,428	$(34,864,221)

Net Assets
At beginning of period	$103,181,812	$138,046,033
At end of period	$107,411,240	$103,181,812

Accumulated undistributed net investment income included in net assets
At end of period	$148,182	$611,930

7	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$9.130		$8.770		$9.010		$10.130		$10.580		$11.160

Income (Loss) From Operations
Net investment income(1)	$0.163		$0.246		$0.254		$0.315		$0.332		$0.310
Net realized and unrealized gain (loss)	—		0.520		0.003		(0.921)		(0.268)		(0.376)

Total income (loss) from operations	$0.163		$0.766		$0.257		$(0.606)		$0.064		$(0.066)

Less Distributions
From net investment income	$(0.203)		$(0.406)		$—		$—		$(0.365)		$(0.121)
Tax return of capital	—		—		(0.497)		(0.514)		(0.149)		(0.393)

Total distributions	$(0.203)		$(0.406)		$(0.497)		$(0.514)		$(0.514)		$(0.514)

Net asset value — End of period	$9.090		$9.130		$8.770		$9.010		$10.130		$10.580

Total Return(2)	1.78	%(3)(4)	8.89	%(3)	2.94	%(3)	(6.12	)%(3)	0.63	%(5)	(0.62	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,891		$22,136		$43,471		$63,626		$142,908		$230,834
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.11	%(3)(8)(9)	1.10	%(3)	1.11	%(3)(9)	1.11	%(3)(9)	1.10	%(5)	1.10	%(5)
Net investment income	3.57	%(8)	2.74%		2.85%		3.27%		3.21%		2.85%
Portfolio Turnover of the Portfolio	6	%(4)	29%		38%		23%		42%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.34%, 0.37%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

The administrator reimbursed certain operating expenses (equal to 0.15% and 0.16% of average daily net assets for the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the six months ended April 30, 2018 and each of the years ended October 31, 2016 and 2015.

8	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$9.130		$8.770		$9.000		$10.100		$10.550		$11.120

Income (Loss) From Operations
Net investment income(1)	$0.131		$0.183		$0.192		$0.244		$0.259		$0.242
Net realized and unrealized gain (loss)	—		0.520		(0.002)		(0.910)		(0.275)		(0.378)

Total income (loss) from operations	$0.131		$0.703		$0.190		$(0.666)		$(0.016)		$(0.136)

Less Distributions
From net investment income	$(0.171)		$(0.343)		$—		$—		$(0.308)		$(0.102)
Tax return of capital	—		—		(0.420)		(0.434)		(0.126)		(0.332)

Total distributions	$(0.171)		$(0.343)		$(0.420)		$(0.434)		$(0.434)		$(0.434)

Net asset value — End of period	$9.090		$9.130		$8.770		$9.000		$10.100		$10.550

Total Return(2)	1.43	%(3)(4)	8.13	%(3)	2.17	%(3)	(6.72	)%(3)	(0.14	)%(5)	(1.26	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,089		$16,664		$20,096		$30,022		$52,516		$73,843
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.81	%(3)(8)(9)	1.80	%(3)	1.81	%(3)(9)	1.81	%(3)(9)	1.80	%(5)	1.80	%(5)
Net investment income	2.86	%(8)	2.03%		2.16%		2.55%		2.51%		2.24%
Portfolio Turnover of the Portfolio	6	%(4)	29%		38%		23%		42%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.34%, 0.37%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

The administrator reimbursed certain operating expenses (equal to 0.15% and 0.16% of average daily net assets for the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the six months ended April 30, 2018 and each of the years ended October 31, 2016 and 2015.

9	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$9.100		$8.750		$9.000		$10.120		$10.570		$11.150

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.272		$0.284		$0.345		$0.363		$0.346
Net realized and unrealized gain (loss)	—		0.510		(0.003)		(0.916)		(0.264)		(0.377)

Total income (loss) from operations	$0.176		$0.782		$0.281		$(0.571)		$0.099		$(0.031)

Less Distributions
From net investment income	$(0.216)		$(0.432)		$—		$—		$(0.390)		$(0.130)
Tax return of capital	—		—		(0.531)		(0.549)		(0.159)		(0.419)

Total distributions	$(0.216)		$(0.432)		$(0.531)		$(0.549)		$(0.549)		$(0.549)

Net asset value — End of period	$9.060		$9.100		$8.750		$9.000		$10.120		$10.570

Total Return(2)	1.93	%(3)(4)	9.11	%(3)	3.22	%(3)	(5.78	)%(3)	0.97	%(5)	(0.31	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,431		$64,381		$74,480		$134,706		$392,276		$492,281
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.81	%(3)(8)(9)	0.80	%(3)	0.81	%(3)(9)	0.81	%(3)(9)	0.80	%(5)	0.80	%(5)
Net investment income	3.87	%(8)	3.02%		3.20%		3.58%		3.51%		3.20%
Portfolio Turnover of the Portfolio	6	%(4)	29%		38%		23%		42%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.34%, 0.37%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

The administrator reimbursed certain operating expenses (equal to 0.15% and 0.16% of average daily net assets for the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the six months ended April 30, 2018 and each of the years ended October 31, 2016 and 2015.

10	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Currency Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in

11

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2018, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $32,707,023 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $11,703,167 are short-term and $21,003,856 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2018, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.10%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM was allocated $132,193 of the Fund’s operating expenses for the six months ended April 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $2,052 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,749 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $32,913 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $60,778 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $20,259 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

12

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $10,514,565 and $7,869,034, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	370,762	578,770
Issued to shareholders electing to receive payments of distributions in Fund shares	51,697	136,152
Redemptions	(437,810)	(3,245,329)

Net decrease	(15,351)	(2,530,407)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	93,422	237,544
Issued to shareholders electing to receive payments of distributions in Fund shares	25,599	59,753
Redemptions	(173,536)	(762,334)

Net decrease	(54,515)	(465,037)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,875,259	4,622,062
Issued to shareholders electing to receive payments of distributions in Fund shares	145,892	308,617
Redemptions	(1,428,909)	(6,371,022)

Net increase (decrease)	592,242	(1,440,343)

13

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 9.3%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.5%
Argentina POM Politica Monetaria, 28.875%, (ARPP7DRR), 6/21/20(1)	ARS	11,100	$567,125
Total Argentina			$567,125

Dominican Republic — 4.1%
Dominican Republic, 14.00%, 6/8/18(2)	DOP	218,600	$4,434,955
Total Dominican Republic			$4,434,955

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$77,361
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	159	64,934
Total Georgia			$142,295

Iceland — 2.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	302,979	$3,075,898
Total Iceland			$3,075,898

Serbia — 1.6%
Serbia Treasury Bonds, 10.00%, 2/6/19	RSD	159,000	$1,709,667
Total Serbia			$1,709,667

Total Foreign Government Bonds (identified cost $10,284,812)			$9,929,940

Foreign Corporate Bonds — 1.1%
Security		Principal Amount (000’s omitted)	Value

Argentina — 1.1%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20 (1)(2)	ARS	24,372	$1,178,719
Total Argentina			$1,178,719

Total Foreign Corporate Bonds (identified cost $1,604,905)			$1,178,719

Collateralized Mortgage Obligations — 0.4%
Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$101,892	$109,719
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.58%, 8/25/39		343,439	365,321

Total Collateralized Mortgage Obligations (identified cost $458,016)			$475,040

Mortgage Pass-Throughs — 1.7%
Security		Principal Amount	Value
Federal National Mortgage Association:
2.003%, (COF + 1.25%), with maturity at 2035(3)		$572,891	$580,269
3.787%, (COF + 1.78%), with maturity at 2035(3)		410,101	435,814
7.00%, with maturity at 2033		270,593	302,114
7.50%, with maturity at 2035		170,146	194,392
8.50%, with maturity at 2032		150,139	176,011
			$1,688,600
Government National Mortgage Association:
9.00%, with various maturities to 2024		$113,277	$120,354
			$120,354

Total Mortgage Pass-Throughs (identified cost $1,746,099)			$1,808,954

Short-Term Investments — 83.9%

Foreign Government Securities — 30.2%
Security		Principal Amount (000’s omitted)	Value

Argentina — 1.3%
Banco Central Del Argentina, 0.00%, 6/21/18	ARS	29,836	$1,396,264

Egypt — 7.4%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	47,300	$2,679,128
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	31,250	1,773,400
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	47,575	2,599,384
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	5,450	289,154
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	10,925	577,840
Total Egypt			$7,918,906

14	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 3.1%
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	1,530	$624,271
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	110	44,817
Georgia Treasury Bill, 0.00%, 8/16/18	GEL	5,050	2,016,187
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	1,700	657,033
Total Georgia			$3,342,308

Kazakhstan — 4.7%
National Bank of Kazakhstan Note, 0.00%, 5/18/18	KZT	23,548	$71,670
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	849,210	2,575,743
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	359,716	1,077,544
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	366,468	1,043,278
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	113,430	321,449
Total Kazakhstan			$5,089,684

Nigeria — 4.1%
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	255,860	$710,151
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	41,516	113,500
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	103,290	281,728
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	37,560	102,200
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	50,950	138,288
Nigeria Treasury Bill, 0.00%, 7/26/18	NGN	296,246	802,410
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	161,562	435,798
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	106,426	286,696
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	1,961	5,268
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	23,559	63,206
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	199,016	531,706
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	113,516	302,519
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	32,141	85,435
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	26,283	69,776
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	61,037	161,356
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	112,641	287,383
Total Nigeria			$4,377,420

Sri Lanka — 4.7%
Sri Lanka Treasury Bills, 0.00%, 4/12/19	LKR	870,000	$5,064,375
Total Sri Lanka			$5,064,375

Uruguay — 4.9%
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	10,779	$379,368
Uruguay Treasury Bill, 0.00%, 5/9/18	UYU	25,250	885,747
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	10,293	359,314
Uruguay Treasury Bill, 0.00%, 6/6/18	UYU	5,900	205,733
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	1,490	51,676

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Uruguay Treasury Bill, 0.00%, 7/20/18	UYU	16,169	$557,930
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	3,449	117,793
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	14,724	501,004
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	7,218	245,317
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	7,034	237,500
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	36,716	1,237,116
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	625	20,898
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	2,075	68,902
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	1,455	47,426
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	10,388	335,556
Total Uruguay			$5,251,280

Total Foreign Government Securities (identified cost $32,427,071)			$32,440,237

U.S. Treasury Obligations — 36.3%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(4)		$15,000	$14,998,700
U.S. Treasury Bill, 0.00%, 5/17/18		11,000	10,992,239
U.S. Treasury Bill, 0.00%, 5/24/18		13,000	12,986,773

Total U.S. Treasury Obligations (identified cost $38,979,075)			$38,977,712

Other — 17.4%
Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(5)		18,770,014	$18,768,137

Total Other (identified cost $18,769,343)			$18,768,137

Total Short-Term Investments (identified cost $90,175,489)			$90,186,086

Total Investments— 96.4% (identified cost $104,269,321)			$103,578,739

Other Assets, Less Liabilities — 3.6%			$3,900,627

Net Assets — 100.0%			$107,479,366

15	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $5,613,674 or 5.2% of the Portfolio’s net assets.

(3)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2018.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,703,900	PLN	7,200,000	Bank of America, N.A.	5/2/18	$6,260	$—
EUR	1,767,762	SEK	18,600,000	HSBC Bank USA, N.A.	5/2/18	10,649	—
PHP	8,337,000	USD	161,495	BNP Paribas	5/2/18	—	(392)
PHP	48,000,000	USD	928,164	Deutsche Bank AG	5/2/18	—	(619)
PHP	48,000,000	USD	928,164	Goldman Sachs International	5/2/18	—	(619)
PHP	37,355,000	USD	723,864	JPMorgan Chase Bank, N.A.	5/2/18	—	(2,021)
PHP	48,135,000	USD	933,346	Nomura International PLC	5/2/18	—	(3,192)
PHP	34,855,000	USD	673,982	Standard Chartered Bank	5/2/18	—	(449)
PHP	37,028,000	USD	716,694	UBS AG	5/2/18	—	(1,170)
PLN	7,200,000	EUR	1,704,223	Bank of America, N.A.	5/2/18	—	(6,649)
SEK	18,600,000	EUR	1,768,059	Goldman Sachs International	5/2/18	—	(11,008)
USD	161,210	PHP	8,337,000	BNP Paribas	5/2/18	108	—
USD	922,367	PHP	48,000,000	Deutsche Bank AG	5/2/18	—	(5,178)
USD	922,456	PHP	48,000,000	Goldman Sachs International	5/2/18	—	(5,089)
USD	722,324	PHP	37,355,000	JPMorgan Chase Bank, N.A.	5/2/18	482	—
USD	930,774	PHP	48,135,000	Nomura International PLC	5/2/18	621	—
USD	671,244	PHP	34,855,000	Standard Chartered Bank	5/2/18	—	(2,289)
USD	716,001	PHP	37,028,000	UBS AG	5/2/18	477	—
RUB	46,354,261	USD	798,729	BNP Paribas	5/7/18	—	(62,981)
RUB	46,359,886	USD	798,895	Deutsche Bank AG	5/7/18	—	(63,057)
SGD	160,000	USD	121,433	Bank of America, N.A.	5/7/18	—	(760)
SGD	3,117,984	USD	2,365,370	Deutsche Bank AG	5/7/18	—	(13,767)
USD	395,027	RUB	22,925,387	BNP Paribas	5/7/18	31,148	—
USD	722,089	RUB	44,753,238	BNP Paribas	5/7/18	11,752	—
USD	394,923	RUB	22,917,404	Deutsche Bank AG	5/7/18	31,172	—
RUB	72,370,383	USD	1,251,390	BNP Paribas	5/8/18	—	(102,844)
RUB	37,068,139	USD	640,519	Credit Suisse International	5/8/18	—	(52,234)
RUB	23,500,000	USD	410,051	Goldman Sachs International	5/8/18	—	(37,097)
USD	935,679	RUB	54,112,209	BNP Paribas	5/8/18	76,898	—
USD	54,361	RUB	3,384,000	BNP Paribas	5/8/18	656	—
USD	706,376	RUB	44,080,000	Credit Suisse International	5/8/18	6,810	—
USD	508,643	RUB	31,362,313	Goldman Sachs International	5/8/18	10,911	—

16	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	2,700,000	USD	2,104,115	Australia and New Zealand Banking Group Limited	5/9/18	$—	$(71,394)
AUD	3,241,364	USD	2,548,377	Australia and New Zealand Banking Group Limited	5/9/18	—	(108,084)
CZK	108,988,724	EUR	4,277,422	JPMorgan Chase Bank, N.A.	5/10/18	—	(23,818)
THB	85,400,000	USD	2,582,011	Deutsche Bank AG	5/10/18	124,246	—
USD	1,931,245	EUR	1,618,000	JPMorgan Chase Bank, N.A.	5/10/18	—	(23,606)
USD	2,700,822	THB	85,400,000	Deutsche Bank AG	5/10/18	—	(5,435)
USD	2,067,447	TRY	8,500,000	Goldman Sachs International	5/10/18	—	(20,036)
RSD	406,323,188	EUR	3,417,640	Deutsche Bank AG	5/16/18	19,461	—
RSD	238,648,825	EUR	2,015,445	Deutsche Bank AG	5/16/18	1,595	—
USD	3,528,458	EUR	2,962,104	Standard Chartered Bank	5/17/18	—	(52,123)
AUD	259,894	USD	204,231	Australia and New Zealand Banking Group Limited	5/18/18	—	(8,564)
INR	317,900,000	USD	4,849,363	Deutsche Bank AG	5/21/18	—	(86,103)
INR	15,320,000	USD	233,811	Nomura International PLC	5/21/18	—	(4,264)
USD	2,584,454	INR	172,900,000	Morgan Stanley & Co. International PLC	5/21/18	—	(6,196)
USD	233,465	INR	15,320,000	Nomura International PLC	5/21/18	3,918	—
USD	88,134	KZT	28,908,000	Citibank, N.A.	5/21/18	166	—
USD	71,392	KZT	23,488,000	Citibank, N.A.	5/21/18	—	(82)
USD	86,627	KZT	29,020,000	Citibank, N.A.	5/21/18	—	(1,682)
USD	259,831	KZT	87,260,000	Citibank, N.A.	5/21/18	—	(5,703)
USD	346,462	KZT	115,870,000	Citibank, N.A.	5/21/18	—	(6,133)
CHF	2,150,000	EUR	1,865,916	Bank of America, N.A.	5/22/18	—	(83,414)
MXN	6,800,000	USD	359,202	HSBC Bank USA, N.A.	5/24/18	3,201	—
TRY	1,500,000	USD	365,890	Goldman Sachs International	5/24/18	901	—
USD	1,655,608	EUR	1,372,212	Standard Chartered Bank	5/24/18	—	(3,950)
USD	352,080	ILS	1,260,000	Bank of America, N.A.	5/24/18	1,533	—
ZAR	4,400,000	USD	352,103	Standard Chartered Bank	5/24/18	—	(116)
BRL	1,230,000	USD	353,794	Bank of America, N.A.	5/25/18	—	(3,430)
CLP	215,000,000	USD	358,872	BNP Paribas	5/25/18	—	(8,365)
COP	1,000,000,000	USD	358,938	Bank of America, N.A.	5/25/18	—	(2,976)
RUB	22,000,000	USD	354,267	Citibank, N.A.	5/25/18	—	(5,832)
USD	70,936	EUR	57,622	Australia and New Zealand Banking Group Limited	5/30/18	1,218	—
USD	519,763	EUR	420,000	Credit Agricole CIB	5/30/18	11,595	—
EUR	4,283,970	USD	5,254,782	Deutsche Bank AG	6/1/18	—	(70,755)
USD	5,113,856	EUR	4,176,452	Deutsche Bank AG	6/1/18	59,937	—
USD	131,076	EUR	107,519	Deutsche Bank AG	6/1/18	968	—
USD	433,070	KZT	144,862,000	Citibank, N.A.	6/4/18	—	(6,432)
ARS	7,487,500	USD	353,351	BNP Paribas	6/5/18	193	—
USD	967,573	EUR	820,290	Deutsche Bank AG	6/7/18	—	(25,525)
AUD	390,742	USD	306,027	Australia and New Zealand Banking Group Limited	6/8/18	—	(11,835)
EUR	426,367	USD	525,433	Australia and New Zealand Banking Group Limited	6/8/18	—	(9,201)

17	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	280,269	USD	345,282	HSBC Bank USA, N.A.	6/8/18	$—	$(5,941)
EUR	208,244	USD	258,245	State Street Bank and Trust Company	6/8/18	—	(6,109)
USD	1,127,288	EUR	914,880	Standard Chartered Bank	6/8/18	19,579	—
CAD	1,290,000	USD	1,000,458	Australia and New Zealand Banking Group Limited	6/11/18	5,155	—
TRY	8,500,000	USD	2,165,174	Goldman Sachs International	6/11/18	—	(98,167)
USD	1,003,457	CAD	1,290,000	Australia and New Zealand Banking Group Limited	6/11/18	—	(2,156)
ARS	39,739,800	USD	1,853,773	Deutsche Bank AG	6/12/18	14,349	—
COP	3,231,444,000	USD	1,126,606	Citibank, N.A.	6/12/18	23,361	—
COP	2,916,266,000	USD	1,016,670	Citibank, N.A.	6/12/18	21,136	—
PLN	2,600,000	EUR	616,369	Bank of America, N.A.	6/12/18	—	(5,391)
USD	61,229	EUR	49,568	Standard Chartered Bank	6/12/18	1,194	—
USD	56,184	EUR	45,478	Standard Chartered Bank	6/12/18	1,102	—
USD	76,088	EUR	64,000	Standard Chartered Bank	6/12/18	—	(1,427)
USD	115,745	EUR	97,000	Standard Chartered Bank	6/12/18	—	(1,739)
USD	339,448	EUR	287,310	Standard Chartered Bank	6/12/18	—	(8,536)
EUR	914,880	USD	1,127,773	Standard Chartered Bank	6/14/18	—	(19,500)
EUR	754,000	USD	935,752	Standard Chartered Bank	6/14/18	—	(22,367)
EUR	4,220,108	USD	5,237,365	Standard Chartered Bank	6/14/18	—	(125,187)
USD	5,216,011	EUR	4,220,108	Standard Chartered Bank	6/14/18	103,833	—
USD	1,621,619	EUR	1,312,000	Standard Chartered Bank	6/14/18	32,281	—
USD	1,130,783	EUR	914,880	Standard Chartered Bank	6/14/18	22,510	—
USD	931,936	EUR	754,000	Standard Chartered Bank	6/14/18	18,552	—
EUR	1,699,459	PLN	7,200,000	Bank of America, N.A.	6/19/18	6,857	—
PLN	12,100,000	EUR	2,857,154	Citibank, N.A.	6/19/18	—	(12,881)
ILS	4,000,000	USD	1,139,896	Barclays Bank PLC	6/22/18	—	(25,120)
ILS	14,940,000	USD	4,317,512	Barclays Bank PLC	6/22/18	—	(153,823)
COP	4,523,024,000	USD	1,577,918	JPMorgan Chase Bank, N.A.	6/25/18	31,063	—
COP	4,029,266,000	USD	1,406,449	Standard Chartered Bank	6/25/18	26,887	—
USD	71,389	KZT	23,701,000	Goldman Sachs International	6/26/18	—	(238)
USD	86,084	KZT	28,580,000	Goldman Sachs International	6/27/18	—	(271)
MYR	1,425,000	USD	364,609	Goldman Sachs International	6/28/18	—	(4,160)
USD	367,126	MYR	1,425,000	Goldman Sachs International	6/28/18	6,677	—
SGD	1,795,000	USD	1,373,821	Goldman Sachs International	7/16/18	—	(17,830)
SGD	2,000,000	USD	1,530,925	Standard Chartered Bank	7/16/18	—	(20,071)
NOK	16,363,000	EUR	1,700,966	HSBC Bank USA, N.A.	7/23/18	—	(21,183)
USD	564,032	EUR	450,000	Standard Chartered Bank	7/26/18	17,058	—
USD	303,151	KZT	102,465,000	Citibank, N.A.	7/27/18	—	(5,224)
USD	133,032	KZT	44,200,000	Deutsche Bank AG	7/30/18	58	—
PEN	7,000,000	USD	2,157,497	State Street Bank and Trust Company	8/2/18	—	(11,066)
PHP	48,000,000	USD	916,031	Deutsche Bank AG	8/2/18	7,826	—
PHP	48,000,000	USD	916,118	Goldman Sachs International	8/2/18	7,738	—
PHP	34,855,000	USD	666,495	Standard Chartered Bank	8/2/18	4,360	—
SEK	18,600,000	EUR	1,767,907	HSBC Bank USA, N.A.	8/2/18	—	(10,703)
NOK	10,756,000	EUR	1,109,575	Bank of America, N.A.	8/6/18	—	(4,295)
NOK	11,244,000	EUR	1,159,175	Citibank, N.A.	8/6/18	—	(3,588)

18	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	135,851	KZT	45,680,000	Citibank, N.A.	10/25/18	$157	$—
MAD	15,810,000	USD	1,589,744	BNP Paribas	11/13/18	89,194	—
MAD	6,330,000	USD	638,427	BNP Paribas	11/13/18	33,786	—
MAD	951,000	USD	95,578	Societe Generale	12/13/18	5,204	—
MAD	948,000	USD	95,613	Societe Generale	12/13/18	4,851	—
MAD	1,220,000	USD	123,046	Societe Generale	12/14/18	6,234	—
MAD	960,000	USD	100,000	BNP Paribas	1/22/19	1,455	—
MAD	878,000	USD	92,082	BNP Paribas	1/22/19	707	—
USD	21,518	KZT	7,370,000	Deutsche Bank AG	1/28/19	—	(88)
USD	26,891	KZT	9,210,000	Deutsche Bank AG	1/28/19	—	(110)

						$930,040	$(1,613,640)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Jun-18	$(1,248,586)	$3,426
U.S. 10-Year Treasury Note	4	Short	Jun-18	(478,500)	437

					$3,863

Abbreviations:

ARPP7DRR	–	Argentina Central Bank 7-day Repo Reference Rate
COF	–	Cost of Funds 11th District

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
COP	–	Colombian Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

19	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $85,499,978)	$84,810,602
Affiliated investment, at value (identified cost, $18,769,343)	18,768,137
Cash	4,030,533
Deposits for derivatives collateral — forward foreign currency exchange contracts	10,000
Foreign currency, at value (identified cost, $2,790,694)	2,900,307
Interest receivable	371,698
Dividends receivable from affiliated investment	23,042
Receivable for open forward foreign currency exchange contracts	930,040
Tax reclaims receivable	2,503
Receivable from affiliate	15,744
Total assets	$111,862,606

Liabilities
Cash collateral due to broker	$10,000
Payable for investments purchased	2,582,739
Payable for variation margin on open financial futures contracts	1,167
Payable for open forward foreign currency exchange contracts	1,613,640
Payable to affiliates:
Investment adviser fee	55,636
Trustees’ fees	414
Accrued expenses	119,644
Total liabilities	$4,383,240
Net Assets applicable to investors’ interest in Portfolio	$107,479,366

Sources of Net Assets
Investors’ capital	$108,741,800
Net unrealized depreciation	(1,262,434)
Total	$107,479,366

20	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $56,340)	$2,359,917
Dividends from affiliated investment	89,357
Total investment income	$2,449,274

Expenses
Investment adviser fee	$327,354
Trustees’ fees and expenses	2,285
Custodian fee	92,128
Legal and accounting services	32,036
Interest expense	4,944
Miscellaneous	9,422
Total expenses	$468,169
Deduct —
Allocation of expenses to affiliate	$44,211
Total expense reductions	$44,211

Net expenses	$423,958

Net investment income	$2,025,316

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$614,839
Investment transactions — affiliated investment	(966)
Financial futures contracts	69,667
Foreign currency transactions	8,586
Forward foreign currency exchange contracts	423,632
Net realized gain	$1,115,758
Change in unrealized appreciation (depreciation) —
Investments	$(266,327)
Investments — affiliated investment	(1,179)
Written options	(52,178)
Financial futures contracts	(17,225)
Foreign currency	93,463
Forward foreign currency exchange contracts	(975,430)
Net change in unrealized appreciation (depreciation)	$(1,218,876)

Net realized and unrealized loss	$(103,118)

Net increase in net assets from operations	$1,922,198

21	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$2,025,316	$3,449,047
Net realized gain	1,115,758	2,685,306
Net change in unrealized appreciation (depreciation)	(1,218,876)	3,509,477
Net increase in net assets from operations	$1,922,198	$9,643,830
Capital transactions —
Contributions	$10,514,565	$10,334,842
Withdrawals	(7,869,034)	(55,782,953)
Net increase (decrease) in net assets from capital transactions	$2,645,531	$(45,448,111)

Net increase (decrease) in net assets	$4,567,729	$(35,804,281)

Net Assets
At beginning of period	$102,911,637	$138,715,918
At end of period	$107,479,366	$102,911,637

22	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017		2016		2015		2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.81	%(2)(3)(4)	0.80	%(3)	0.81	%(3)(4)	0.81	%(3)(4)	0.83%	0.83%
Net investment income	3.86	%(2)	3.02%		3.17%		3.56%		3.49%	3.20%
Portfolio Turnover	6	%(5)	29%		38%		23%		42%	21%

Total Return	1.94	%(5)	9.09	%(3)	3.25	%(3)	(5.84	)%(3)	0.90%	(0.35)%

Net assets, end of period (000’s omitted)	$107,479		$102,912		$138,716		$237,251		$607,664	$1,002,404

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.08%, 0.13%, 0.08% and 0.04% of average daily net assets for the six months ended April 30, 2018 and years ended October 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01% for the six months ended April 30, 2018 and each of the years ended October 31, 2016 and 2015.

(5)	Not annualized.

23	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Diversified Currency Income Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on

24

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and

25

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $327,354 or 0.625% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $44,211 of the Portfolio’s operating expenses for the six months ended April 30, 2018. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$915,340	$6,027,602
U.S. Government and Agency Securities	—	852,902

	$915,340	$6,880,504

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,905,012

Gross unrealized appreciation	$1,273,189
Gross unrealized depreciation	(3,279,199)

Net unrealized depreciation	$(2,006,010)
5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

26

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options, to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $1,613,640. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $601,948 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation(1)	$—	$3,863	$3,863
Receivable for open forward foreign currency exchange contracts	930,040	—	930,040

Total Asset Derivatives	$930,040	$3,863	$933,903

Derivatives not subject to master netting or similar agreements	$—	$3,863	$3,863

Total Asset Derivatives subject to master netting or similar agreements	$930,040	$—	$930,040
Payable for open forward foreign currency exchange contracts	$(1,613,640)	$—	$(1,613,640)

Total Liability Derivatives	$(1,613,640)	$—	$(1,613,640)

Total Liability Derivatives subject to master netting or similar agreements	$(1,613,640)	$—	$(1,613,640)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

27

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$6,373	$(6,373)	$—	$—	$—
Bank of America, N.A.	14,650	(14,650)	—	—	—
BNP Paribas	245,897	(174,582)	—	—	71,315
Citibank, N.A.	44,820	(44,820)	—	—	—
Credit Agricole CIB	11,595	—	—	—	11,595
Credit Suisse International	6,810	(6,810)	—	—	—
Deutsche Bank AG	259,612	(259,612)	—	—	—
Goldman Sachs International	26,227	(26,227)	—	—	—
HSBC Bank USA, N.A.	13,850	(13,850)	—	—	—
JPMorgan Chase Bank, N.A.	31,545	(31,545)	—	—	—
Nomura International PLC	4,539	(4,539)	—	—	—
Societe Generale	16,289	—	—	—	16,289
Standard Chartered Bank	247,356	(247,356)	—	—	—
UBS AG	477	(477)	—	—	—

	$930,040	$(830,841)	$—	$—	$99,199

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(211,234)	$6,373	$—	$—	$(204,861)
Bank of America, N.A.	(106,915)	14,650	—	—	(92,265)
Barclays Bank PLC	(178,943)	—	129,989	—	(48,954)
BNP Paribas	(174,582)	174,582	—	—	—
Citibank, N.A.	(47,557)	44,820	—	—	(2,737)
Credit Suisse International	(52,234)	6,810	—	—	(45,424)
Deutsche Bank AG	(270,637)	259,612	—	—	(11,025)
Goldman Sachs International	(194,515)	26,227	110,990	—	(57,298)
HSBC Bank USA, N.A.	(37,827)	13,850	—	—	(23,977)
JPMorgan Chase Bank, N.A.	(49,445)	31,545	—	—	(17,900)
Morgan Stanley & Co. International PLC	(6,196)	—	—	—	(6,196)
Nomura International PLC	(7,456)	4,539	—	—	(2,917)
Standard Chartered Bank	(257,754)	247,356	10,398	—	—
State Street Bank and Trust Company	(17,175)	—	—	—	(17,175)
UBS AG	(1,170)	477	—	—	(693)

	$(1,613,640)	$830,841	$251,377	$—	$(531,422)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

28

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$69,667

Forward foreign currency exchange contracts	423,632	—

Total	$423,632	$69,667

Change in unrealized appreciation (depreciation) —
Investments	$25,628	$—
Written options	(52,178)	—
Financial futures contracts	—	(17,225)

Forward foreign currency exchange contracts	(975,430)	—

Total	$(1,001,980)	$(17,225)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$1,764,000	$111,872,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $571,000 and $571,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

29

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$9,929,940	$—	$9,929,940
Foreign Corporate Bonds	—	1,178,719	—	1,178,719
Collateralized Mortgage Obligations	—	475,040	—	475,040
Mortgage Pass-Throughs	—	1,808,954	—	1,808,954
Short-Term Investments —
Foreign Government Securities	—	32,440,237	—	32,440,237
U.S. Treasury Obligations	—	38,977,712	—	38,977,712
Other	—	18,768,137	—	18,768,137

Total Investments	$—	$103,578,739	$—	$103,578,739
Forward Foreign Currency Exchange Contracts	$—	$930,040	$—	$930,040
Futures Contracts	3,863	—	—	3,863

Total	$3,863	$104,508,779	$—	$104,512,642

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,613,640)	$—	$(1,613,640)

Total	$—	$(1,613,640)	$—	$(1,613,640)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

32

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and higher than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of International Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.18

Eaton Vance

Emerging and Frontier Countries Equity Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Emerging and Frontier Countries Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	32

Officers and Trustees	35

Important Notices	36

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Performance1,2

Portfolio Managers Marshall L. Stocker, Ph.D., CFA, John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/03/2014	11/01/2013	5.30%	19.11%	—	4.05%
Class A with 5.75% Maximum Sales Charge	—	—	–0.77	12.27	—	2.69
Class I at NAV	11/03/2014	11/01/2013	5.37	19.40	—	4.25
MSCI Emerging Markets Index	—	—	4.80%	21.71%	4.73%	5.15%
MSCI Frontier Markets Index	—	—	6.20	21.84	7.18	6.18
Blended Index	—	—	5.54	21.87	6.15	5.86

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.72%	1.47%
Net					1.65	1.40

Fund Profile4

Sector Allocation (% of net assets)5

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 50% MSCI Emerging Markets Index and 50% MSCI Frontier Markets Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Capital Opportunities Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,053.00	$8.40	**	1.65%
Class I	$1,000.00	$1,053.70	$7.13	**	1.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.25	**	1.65%
Class I	$1,000.00	$1,017.90	$7.00	**	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost, $135,741,016)	$173,371,736
Receivable for Fund shares sold	190,980
Receivable from affiliate	16,805
Total assets	$173,579,521

Liabilities
Payable for Fund shares redeemed	$211,974
Payable to affiliates:
Distribution and service fees	289
Trustees’ fees	42
Accrued expenses	54,657
Total liabilities	$266,962
Net Assets	$173,312,559

Sources of Net Assets
Paid-in capital	$142,617,509
Accumulated undistributed net investment income	362,934
Accumulated net realized loss from Portfolio	(7,298,604)
Net unrealized appreciation from Portfolio	37,630,720
Total	$173,312,559

Class A Shares
Net Assets	$1,386,144
Shares Outstanding	120,216
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.53
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.23

Class I Shares
Net Assets	$171,926,415
Shares Outstanding	14,860,521
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.57

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends allocated from Portfolio (net of foreign taxes, $137,275)	$1,564,644
Interest allocated from Portfolio (net of foreign taxes, $5)	9,743
Expenses allocated from Portfolio	(1,085,867)
Total investment income from Portfolio	$488,520

Expenses
Distribution and service fees
Class A	$1,698
Trustees’ fees and expenses	250
Custodian fee	11,990
Transfer and dividend disbursing agent fees	71,201
Legal and accounting services	16,098
Printing and postage	11,984
Registration fees	24,072
Miscellaneous	5,098
Total expenses	$142,391
Deduct —
Allocation of expenses to affiliate	$16,805
Total expense reductions	$16,805

Net expenses	$125,586

Net investment income	$362,934

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $99,622)	$3,728,666
Financial futures contracts	1,070,201
Foreign currency transactions	492,242
Forward foreign currency exchange contracts	(949,579)
Net realized gain	$4,341,530
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $14,874)	$4,446,520
Financial futures contracts	(779,884)
Foreign currency	19,314
Forward foreign currency exchange contracts	441,581
Net change in unrealized appreciation (depreciation)	$4,127,531

Net realized and unrealized gain	$8,469,061

Net increase in net assets from operations	$8,831,995

6	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$362,934	$1,350,949
Net realized gain (loss)	4,341,530	(27,488)
Net change in unrealized appreciation (depreciation)	4,127,531	29,698,350
Net increase in net assets from operations	$8,831,995	$31,021,811
Distributions to shareholders —
From net investment income
Class A	$—	$(64,157)
Class I	—	(590,542)
Total distributions to shareholders	$—	$(654,699)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$363,276	$3,412,752
Class I	16,446,132	48,111,752
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	63,858
Class I	—	590,453
Cost of shares redeemed
Class A	(489,748)	(24,364,046)
Class I	(16,407,984)	(17,381,179)
Net increase (decrease) in net assets from Fund share transactions	$(88,324)	$10,433,590

Net increase in net assets	$8,743,671	$40,800,702

Net Assets
At beginning of period	$164,568,888	$123,768,186
At end of period	$173,312,559	$164,568,888

Accumulated undistributed net investment income included in net assets
At end of period	$362,934	$—

7	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2015(1)
			2017	2016
Net asset value — Beginning of period	$10.950		$8.850	$8.570	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.011		$0.057	$0.045	$0.120
Net realized and unrealized gain (loss)	0.569		2.072	0.403	(1.541)

Total income (loss) from operations	$0.580		$2.129	$0.448	$(1.421)

Less Distributions
From net investment income	$—		$(0.029)	$(0.168)	$(0.009)

Total distributions	$—		$(0.029)	$(0.168)	$(0.009)

Net asset value — End of period	$11.530		$10.950	$8.850	$8.570

Total Return(3)(4)	5.30	%(5)	24.15%	5.42%	(14.22	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,386		$1,453	$19,599	$18,836
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	1.65	%(8)	1.65%	1.65%	1.65	%(8)
Net investment income	0.19	%(8)	0.62%	0.55%	1.31	%(8)
Portfolio Turnover	25	%(5)	32%	40%	27	%(9)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.07%, 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2018, the years ended October 31, 2017 and 2016 and the period ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2015(1)
			2017	2016
Net asset value — Beginning of period	$10.980		$8.870	$8.590	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.024		$0.098	$0.068	$0.147
Net realized and unrealized gain (loss)	0.566		2.063	0.400	(1.546)

Total income (loss) from operations	$0.590		$2.161	$0.468	$(1.399)

Less Distributions
From net investment income	$—		$(0.051)	$(0.188)	$(0.011)

Total distributions	$—		$(0.051)	$(0.188)	$(0.011)

Net asset value — End of period	$11.570		$10.980	$8.870	$8.590

Total Return(3)(4)	5.37	%(5)	24.52%	5.67%	(14.00	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$171,926		$163,116	$104,170	$95,068
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	1.40	%(8)	1.40%	1.40%	1.40	%(8)
Net investment income	0.42	%(8)	1.00%	0.82%	1.61	%(8)
Portfolio Turnover of the Portfolio	25	%(5)	32%	40%	27	%(9)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.07%, 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2018, the years ended October 31, 2017 and 2016 and the period ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $10,012,519 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $6,497,637 are short-term and $3,514,882 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2018, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.65% and 1.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM was allocated $16,805 of the Fund’s operating expenses for the six months ended April 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $729 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $802 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $1,698 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $7,429,983 and $7,317,584, respectively.

11

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	31,465	359,449
Issued to shareholders electing to receive payments of distributions in Fund shares	—	7,451
Redemptions	(43,908)	(2,448,967)

Net decrease	(12,443)	(2,082,067)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,420,226	4,852,064
Issued to shareholders electing to receive payments of distributions in Fund shares	—	68,898
Redemptions	(1,418,919)	(1,806,759)

Net increase	1,307	3,114,203

12

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 90.2%
Security	Shares	Value

Argentina — 5.4%
Adecoagro SA(1)	28,500	$220,020
Arcos Dorados Holdings, Inc., Class A	38,360	349,076
Banco Macro SA, Class B ADR	13,696	1,327,416
BBVA Banco Frances SA ADR	21,613	480,889
Cresud SA ADR	10,769	221,195
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	374,178
Grupo Financiero Galicia SA, Class B ADR	30,884	1,974,105
Grupo Supervielle SA ADR	18,611	519,991
IRSA Inversiones y Representaciones SA ADR	7,276	166,984
Pampa Energia SA ADR(1)	18,072	1,030,827
Telecom Argentina SA ADR	34,215	1,027,819
Transportadora de Gas del Sur SA ADR(1)	24,857	473,775
YPF SA ADR	56,024	1,226,366
		$9,392,641

China — 15.8%
58.com, Inc. ADR(1)	1,300	$113,607
AAC Technologies Holdings, Inc.	12,500	179,410
Accelink Technologies Co., Ltd., Class A(1)	18,900	77,328
Agricultural Bank of China, Ltd., Class H	666,000	375,499
Alibaba Group Holding, Ltd. ADR(1)	16,154	2,884,135
Anhui Conch Cement Co., Ltd., Class A	28,500	152,328
Anhui Conch Cement Co., Ltd., Class H	24,000	149,795
ANTA Sports Products, Ltd.	17,000	97,005
AviChina Industry & Technology Co., Ltd., Class H	332,000	209,327
Baidu, Inc. ADR(1)	3,980	998,582
Bank of China, Ltd., Class H	1,421,000	771,363
BBMG Corp., Class A	154,300	101,457
Beijing Enterprises Water Group, Ltd.	424,000	246,167
Brilliance China Automotive Holdings, Ltd.	56,000	99,709
BYD Co., Ltd., Class H	14,500	101,371
CGN Power Co., Ltd., Class H(2)	1,100,000	299,975
China Cinda Asset Management Co., Ltd., Class H	147,000	52,465
China Communications Construction Co., Ltd., Class H	227,000	261,545
China Construction Bank Corp., Class H	1,341,000	1,404,910
China Everbright International, Ltd.	60,000	84,159
China Evergrande Group(1)	59,000	186,887
China Galaxy Securities Co., Ltd., Class H	59,500	39,082
China Gas Holdings, Ltd.	23,600	83,631
China Life Insurance Co., Ltd., Class H	109,000	309,119
China Literature, Ltd.(1)(2)	1	8
China Mengniu Dairy Co., Ltd.	47,000	151,518
China Merchants Port Holdings Co., Ltd.	24,160	53,982
China Mobile, Ltd.	107,000	1,019,334

Security	Shares	Value

China (continued)
China Overseas Land & Investment, Ltd.	60,000	$201,038
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	186,215
China Petroleum & Chemical Corp., Class H	610,000	594,054
China Railway Construction Corp., Ltd., Class H	46,500	55,067
China Railway Group, Ltd., Class H	86,000	68,931
China Resources Beer Holdings Co., Ltd.	38,000	163,663
China Resources Cement Holdings, Ltd.	194,000	203,521
China Resources Gas Group, Ltd.	20,000	73,552
China Resources Land, Ltd.	105,777	397,269
China Resources Pharmaceutical Group, Ltd.(2)	130,000	179,720
China Resources Power Holdings Co., Ltd.	34,000	65,216
China Shenhua Energy Co., Ltd., Class H	120,500	295,569
China State Construction International Holdings, Ltd.	162,000	210,690
China Taiping Insurance Holdings Co., Ltd.	31,400	105,007
China Telecom Corp., Ltd., Class H	590,000	285,992
China Unicom (Hong Kong), Ltd.(1)	98,000	138,577
China Vanke Co., Ltd., Class H	26,700	110,347
CITIC Securities Co., Ltd., Class H	39,500	96,290
CITIC, Ltd.	75,000	114,375
CNOOC, Ltd.	261,000	441,537
Country Garden Holdings Co., Ltd.	129,000	263,039
CRRC Corp., Ltd., Class H	79,750	70,489
CSPC Pharmaceutical Group, Ltd.	168,000	427,906
Ctrip.com International, Ltd. ADR(1)	5,900	241,310
Dongfeng Motor Group Co., Ltd., Class H	54,000	59,715
ENN Energy Holdings, Ltd.	14,000	130,921
FAW Car Co., Ltd.(1)	104,700	153,331
Fiberhome Telecommunication Technologies Co., Ltd., Class A	36,800	157,950
Fullshare Holdings, Ltd.	160,000	87,841
Geely Automobile Holdings, Ltd.	80,000	210,402
GF Securities Co., Ltd., Class H	24,600	43,311
Great Wall Motor Co., Ltd., Class H	53,500	55,490
Guangdong Investment, Ltd.	48,000	74,296
Guangzhou Automobile Group Co., Ltd., Class H	126,000	230,796
Haitong Securities Co., Ltd., Class H	60,000	81,925
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	29,100	175,932
Hengan International Group Co., Ltd.	12,500	111,167
Hisense Electric Co., Ltd., Class A	75,900	159,447
Huaneng Power International, Inc., Class H	96,000	63,446
Huatai Securities Co., Ltd.(2)	34,000	68,870
Industrial & Commercial Bank of China, Ltd., Class H	1,219,000	1,070,137
JD.com, Inc. ADR(1)	10,624	387,882
Lenovo Group, Ltd.	160,000	75,964
NetEase, Inc. ADR	1,181	303,600

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
New China Life Insurance Co., Ltd., Class H	16,000	$74,598
New Oriental Education & Technology Group, Inc. ADR	2,374	213,280
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	60,731
PetroChina Co., Ltd., Class H	558,000	411,173
PICC Property & Casualty Co., Ltd., Class H	76,000	136,053
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	752,398
Poly Real Estate Group Co., Ltd., Class A	80,900	166,996
Semiconductor Manufacturing International Corp.(1)	7,300	9,388
Shenzhou International Group Holdings, Ltd.	12,000	130,995
SINA Corp.(1)	1,200	114,648
Sino Biopharmaceutical, Ltd.	90,000	189,523
Sino-Ocean Group Holding, Ltd.	241,000	167,341
Sinopharm Group Co., Ltd., Class H	61,600	259,750
Sunac China Holdings, Ltd.	32,000	135,927
Sunny Optical Technology Group Co., Ltd.	17,000	277,400
TAL Education Group ADR	4,548	165,638
Tencent Holdings, Ltd.	81,800	4,021,524
TravelSky Technology, Ltd., Class H	57,000	166,499
Vipshop Holdings, Ltd. ADR(1)	6,998	108,329
Want Want China Holdings, Ltd.	103,000	91,018
Weibo Corp. ADR(1)	120	13,742
Yum China Holdings, Inc.	7,500	320,700
YY, Inc. ADR(1)	600	57,834
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	58,321
Zijin Mining Group Co., Ltd., Class H	344,000	156,038
		$27,455,339

Croatia — 1.5%
Adris Grupa DD, PFC Shares	9,000	$618,778
Ericsson Nikola Tesla DD	930	159,218
Hrvatski Telekom DD	52,252	1,395,120
Koncar-Elektroindustrija DD	1,480	160,227
Valamar Riviera DD	48,200	321,621
		$2,654,964

Cyprus — 1.3%
Bank of Cyprus Holdings PLC(1)(4)	497,086	$1,137,516
Bank of Cyprus Holdings PLC(1)(4)	482,403	1,111,056
		$2,248,572

Egypt — 3.0%
Amer Group Holding	2,605,200	$54,570
Arabian Cement Co.	96,000	46,637
Arabian Food Industries Co. (DOMTY)(1)	91,400	63,964
Citadel Capital SAE(1)	1,195,300	180,958

Security	Shares	Value

Egypt (continued)
Commercial International Bank Egypt SAE	327,500	$1,746,819
Credit Agricole Egypt SAE	55,500	143,086
Eastern Tobacco	53,250	621,289
Egyptian Financial Group-Hermes Holding Co.	195,400	285,356
Egyptian Resorts Co.(1)	895,600	121,661
Emaar Misr for Development SAE(1)	408,300	104,969
Ghabbour Auto(1)	506,400	173,266
Heliopolis Housing	68,800	135,331
Juhayna Food Industries	253,600	195,987
Medinet Nasr Housing	280,700	199,983
Palm Hills Developments SAE(1)	701,000	206,232
Pioneers Holding(1)	154,000	74,144
Porto Holding SAE(1)	2,659,800	57,245
Six of October Development & Investment Co.(1)	140,100	211,405
Talaat Moustafa Group	483,900	368,277
Telecom Egypt	190,400	174,809
		$5,165,988

Georgia — 2.6%
BGEO Group PLC	48,700	$2,328,047
TBC Bank Group PLC	88,663	2,250,190
		$4,578,237

Hong Kong — 0.1%
Hua Hong Semiconductor, Ltd.(2)	41,000	$92,518
		$92,518

Iceland — 3.5%
Eik Fasteignafelag HF(1)	1,866,700	$184,290
Eimskipafelag Islands HF	407,000	898,948
Hagar HF	2,036,000	824,943
Icelandair Group HF	1,860,000	248,147
Marel HF	397,000	1,516,360
Reginn HF(1)	1,637,000	393,113
Reitir Fasteignafelag HF	1,043,000	928,692
Siminn HF	9,776,000	425,085
Sjova-Almennar Tryggingar HF	1,151,900	188,967
Tryggingamidstodin HF	728,000	255,401
Vatryggingafelag Islands HF	2,066,800	282,885
		$6,146,831

India — 6.5%
Adani Ports and Special Economic Zone, Ltd.	22,802	$138,476
Adani Power, Ltd.(1)	9,483	3,604

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Ambuja Cements, Ltd.	21,000	$78,629
Asian Paints, Ltd.	8,100	145,412
Aurobindo Pharma, Ltd.	7,300	69,978
Axis Bank, Ltd.	48,500	375,116
Bajaj Auto, Ltd.	2,400	105,550
Bajaj Finance, Ltd.	4,600	130,699
Bajaj Finserv, Ltd.	1,200	98,251
Bharat Petroleum Corp., Ltd.	22,800	131,590
Bharti Airtel, Ltd.	34,700	212,332
Bharti Infratel, Ltd.	15,719	74,318
Cipla, Ltd.	9,500	85,931
Coal India, Ltd.	19,072	80,887
Dabur India, Ltd.	18,500	102,554
Dr. Reddy’s Laboratories, Ltd.	3,000	94,983
Eicher Motors, Ltd.	400	186,031
GAIL (India), Ltd.	22,754	110,720
Godrej Consumer Products, Ltd.	7,200	120,194
Grasim Industries, Ltd.	10,000	162,343
HCL Technologies, Ltd.	16,228	255,425
Hero MotoCorp, Ltd.	1,300	72,479
Hindalco Industries, Ltd.	30,900	108,210
Hindustan Petroleum Corp., Ltd.	19,000	86,360
Hindustan Unilever, Ltd.	17,900	401,327
Housing Development Finance Corp., Ltd.	22,890	643,643
ICICI Bank, Ltd.	75,580	322,071
Indiabulls Housing Finance, Ltd.	8,300	161,829
Indian Oil Corp., Ltd.	38,400	92,836
Infosys, Ltd.	44,157	791,692
ITC, Ltd.	93,750	395,469
JSW Steel, Ltd.	25,000	121,272
Larsen & Toubro, Ltd.	14,250	298,742
LIC Housing Finance, Ltd.	12,100	98,750
Lupin, Ltd.	5,700	68,980
Mahindra & Mahindra, Ltd.	21,600	281,464
Maruti Suzuki India, Ltd.	2,900	381,344
Motherson Sumi Systems, Ltd.	27,150	143,180
Nestle India, Ltd.	700	98,483
Oil & Natural Gas Corp., Ltd.	34,800	93,961
Piramal Enterprises, Ltd.	2,702	104,807
Reliance Industries, Ltd.	68,600	986,078
Shree Cement, Ltd.	360	91,178
Shriram Transport Finance Co., Ltd.	6,100	146,541
State Bank of India	62,700	230,266
Tata Consultancy Services, Ltd.	12,278	647,546
Tata Motors, Ltd.(1)	45,100	228,212
Tata Steel, Ltd.(4)	792	1,887

Security	Shares	Value

India (continued)
Tata Steel, Ltd.(4)	11,747	$104,035
Tech Mahindra, Ltd.	15,900	158,753
Titan Co., Ltd.	10,400	152,420
UltraTech Cement, Ltd.	2,700	165,418
UPL, Ltd.	10,100	110,391
Vedanta, Ltd.	43,100	191,344
Wipro, Ltd.	25,471	105,680
Yes Bank, Ltd.	41,500	223,361
Zee Entertainment Enterprises, Ltd.	16,300	143,984
		$11,217,016

Indonesia — 2.6%
Adaro Energy Tbk PT	717,400	$93,944
Astra International Tbk PT	834,900	427,324
Bank Central Asia Tbk PT	511,400	808,667
Bank Mandiri Persero Tbk PT	796,000	403,217
Bank Negara Indonesia Persero Tbk PT	345,100	198,680
Bank Rakyat Indonesia Persero Tbk PT	2,311,500	532,959
Bumi Serpong Damai Tbk PT	436,800	52,745
Charoen Pokphand Indonesia Tbk PT	365,200	96,277
Gudang Garam Tbk PT	22,900	113,764
Hanjaya Mandala Sampoerna Tbk PT	470,400	119,197
Indofood CBP Sukses Makmur Tbk PT	120,400	74,800
Indofood Sukses Makmur Tbk PT	207,500	103,744
Kalbe Farma Tbk PT	1,009,100	108,937
Matahari Department Store Tbk PT	116,000	85,889
Perusahaan Gas Negara Persero Tbk PT	507,600	71,853
Semen Indonesia Persero Tbk PT	145,300	100,357
Surya Citra Media Tbk PT	321,200	58,793
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	554,453
Unilever Indonesia Tbk PT	67,800	225,344
United Tractors Tbk PT	79,400	193,727
		$4,424,671

Kazakhstan — 3.0%
Central Asia Metals PLC	251,600	$991,672
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	167,650	2,092,285
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	62,000	775,000
KAZ Minerals PLC(1)	106,025	1,339,623
		$5,198,580

Kuwait — 3.7%
Agility Public Warehousing Co. KSC	206,250	$594,945
Boubyan Bank KSCP	204,624	329,887
Burgan Bank SAK	193,599	166,740

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Kuwait Finance House KSCP	837,683	$1,432,496
Kuwait Projects Co. Holdings KSC	130,620	107,389
Mabanee Co. SAKC	135,166	285,261
Mezzan Holding Co. KSCC	34,900	83,289
Mobile Telecommunications Co.	654,500	850,789
National Bank of Kuwait SAK	838,892	2,080,834
National Industries Group Holding SAK(1)	264,200	139,111
National Real Estate Co. KPSC(1)	178,300	65,756
VIVA Kuwait Telecom Co.	51,300	120,740
Warba Bank KSCP(1)	146,300	116,748
		$6,373,985

Luxembourg — 0.2%
Globant SA(1)	8,506	$382,855
		$382,855

Mauritius — 2.4%
Alteo, Ltd.	297,687	$237,180
CIEL, Ltd.	1,340,300	278,264
CIM Financial Services, Ltd.	832,100	239,856
ENL Land, Ltd.	155,011	191,561
Gamma Civic, Ltd.	107,086	123,395
IBL, Ltd.	37,656	54,537
LUX Island Resorts, Ltd.	78,300	161,804
MCB Group, Ltd.	228,408	1,875,184
New Mauritius Hotels, Ltd.	389,190	277,720
Omnicane, Ltd.	15,009	23,730
Phoenix Beverages, Ltd.	10,200	178,947
Rogers & Co., Ltd.	187,150	179,748
Sun, Ltd., Class A(1)	156,512	232,625
Terra Mauricia, Ltd.	182,256	143,543
		$4,198,094

Pakistan — 0.0%(6)
Searle Co., Ltd. (The)	5,013	$15,441
		$15,441

Peru — 3.2%
Alicorp SAA	129,300	$474,988
Cementos Pacasmayo SAA	85,338	213,804
Cia de Minas Buenaventura SA ADR	33,180	529,221
Credicorp, Ltd.	7,166	1,666,023
Engie Energia Peru SA	79,000	162,711
Ferreycorp SAA	529,200	427,850

Security	Shares	Value

Peru (continued)
Grana y Montero SAA ADR(1)	101,500	$337,995
InRetail Peru Corp.(2)	22,000	525,800
Southern Copper Corp.	10,302	544,049
Union Andina de Cementos SAA	308,000	276,471
Volcan Cia Minera SAA, Class B	1,145,200	411,892
		$5,570,804

Serbia — 4.8%
Aerodrom Nikola Tesla AD Beograd(1)	95,682	$1,646,946
Energoprojekt Holding AD Beograd(1)	74,772	585,204
Gosa Montaza AD Velika Plana(1)	1,378	18,303
Komercijalna Banka AD Beograd(1)	128,651	2,439,001
MESSER Tehnogas AD(1)	200	24,485
Metalac AD(1)	53,233	1,105,698
NIS AD Novi Sad	342,465	2,537,544
		$8,357,181

Singapore — 1.0%
Yoma Strategic Holdings, Ltd.	5,602,933	$1,804,918
		$1,804,918

South Korea — 12.4%
AMOREPACIFIC Corp.	1,031	$335,448
AMOREPACIFIC Group	1,208	160,975
Celltrion Healthcare Co., Ltd.(1)	1,618	134,474
Celltrion, Inc.(1)	2,342	587,531
Coway Co., Ltd.	2,101	171,694
E-MART, Inc.	775	195,094
GS Holdings Corp.	2,457	140,642
Hankook Tire Co., Ltd.	3,265	150,789
Hanmi Pharmaceutical Co., Ltd.	284	122,945
Hanwha Chemical Corp.	5,029	135,192
Hotel Shilla Co., Ltd.	1,479	159,085
Hyundai Construction Equipment Co., Ltd.(1)	106	18,704
Hyundai Electric & Energy System Co., Ltd.(1)	106	9,299
Hyundai Engineering & Construction Co., Ltd.	3,587	212,434
Hyundai Glovis Co., Ltd.	876	137,662
Hyundai Heavy Industries Co., Ltd.(1)	1,443	159,744
Hyundai Heavy Industries Holdings Co., Ltd.(1)	439	172,494
Hyundai Mobis Co., Ltd.	1,976	457,609
Hyundai Motor Co.	4,440	662,216
Hyundai Motor Co., Second PFC Shares	1,675	179,677
Hyundai Steel Co.	3,421	193,357
Kakao Corp.	1,706	175,540
Kangwon Land, Inc.	5,696	153,658

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Kia Motors Corp.	8,940	$276,020
Korea Aerospace Industries, Ltd.	3,184	127,956
Korea Electric Power Corp.	8,392	293,567
Korea Investment Holdings Co., Ltd.	1,826	154,245
Korea Zinc Co., Ltd.	367	148,535
KT&G Corp.	3,649	333,673
LG Chem, Ltd.	1,326	443,850
LG Corp.	3,208	242,668
LG Display Co., Ltd.	8,699	189,935
LG Electronics, Inc.	3,303	313,186
LG Household & Health Care, Ltd.	293	374,126
Lotte Chemical Corp.	541	208,327
Medy-Tox, Inc.	203	131,935
Mirae Asset Daewoo Co., Ltd.	16,931	153,298
Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	9,955
Naver Corp.	790	526,805
NCsoft Corp.	613	205,461
Netmarble Corp.(2)	1,128	154,533
Orion Holdings Corp.	239	5,458
POSCO	2,078	715,997
S-Oil Corp.	1,759	180,401
Samsung Biologics Co., Ltd.(1)(2)	540	245,263
Samsung C&T Corp.	2,448	319,299
Samsung Electro-Mechanics Co., Ltd.	2,099	230,484
Samsung Electronics Co., Ltd.	2,510	6,221,303
Samsung Electronics Co., Ltd., PFC Shares	479	952,441
Samsung Fire & Marine Insurance Co., Ltd.	1,045	260,926
Samsung Heavy Industries Co., Ltd.(1)	22,733	155,396
Samsung Life Insurance Co., Ltd.	2,384	260,254
Samsung SDI Co., Ltd.	1,758	299,352
Samsung SDS Co., Ltd.	1,162	263,934
Shinsegae, Inc.	362	140,504
SillaJen, Inc.(1)	2,033	158,574
SK Holdings Co., Ltd.	982	268,802
SK Hynix, Inc.	15,562	1,223,858
SK Innovation Co., Ltd.	2,001	366,676
SK Telecom Co., Ltd.	827	176,699
		$21,559,959

Sri Lanka — 1.0%
Access Engineering PLC	981,000	$123,763
Dialog Axiata PLC	295,330	26,664
Hatton National Bank PLC	153,132	233,923
Hayleys PLC	27,400	37,445
Hemas Holdings PLC	220,000	174,244
Lion Brewery Ceylon PLC	20,200	69,800

Security	Shares	Value

Sri Lanka (continued)
Melstacorp PLC(1)	200,000	$73,497
Royal Ceramics Lanka PLC	63,000	42,805
Sampath Bank PLC	200,438	384,279
Softlogic Life Insurance PLC	2,500,000	377,309
Tokyo Cement Co Lanka PLC	520,000	180,966
		$1,724,695

Taiwan — 4.9%
Advantech Co., Ltd.	7,699	$52,854
ASE Industrial Holding Co., Ltd.	61,358	166,530
Asia Cement Corp.	52,000	55,493
Asustek Computer, Inc.	12,000	112,148
AU Optronics Corp.	156,000	64,327
Catcher Technology Co., Ltd.	12,000	133,082
Cathay Financial Holding Co., Ltd.	134,000	240,363
Cheng Shin Rubber Industry Co., Ltd.	28,000	45,149
China Development Financial Holding Corp.	248,000	93,768
China Steel Corp.	210,000	166,174
Chunghwa Telecom Co., Ltd.	64,000	243,524
Compal Electronics, Inc.	95,000	61,879
CTBC Financial Holding Co., Ltd.	275,679	196,604
Delta Electronics, Inc.	33,680	122,107
E.Sun Financial Holding Co., Ltd.	148,659	105,125
Far Eastern New Century Corp.	59,700	56,980
Far EasTone Telecommunications Co., Ltd.	32,000	84,663
First Financial Holding Co., Ltd.	176,800	121,551
Formosa Chemicals & Fibre Corp.	59,000	216,775
Formosa Petrochemical Corp.	22,000	89,768
Formosa Plastics Corp.	70,000	245,647
Foxconn Technology Co., Ltd.	18,291	45,414
Fubon Financial Holding Co., Ltd.	112,000	191,616
Hon Hai Precision Industry Co., Ltd.	250,635	697,112
Hotai Motor Co., Ltd.	5,000	49,009
Innolux Corp.	180,000	66,983
Largan Precision Co., Ltd.	2,000	232,616
Mega Financial Holding Co., Ltd.	179,476	158,443
Nan Ya Plastics Corp.	85,000	232,814
Pegatron Corp.	30,000	69,944
Pou Chen Corp.	42,000	52,524
President Chain Store Corp.	10,000	98,295
Quanta Computer, Inc.	51,000	92,724
Shin Kong Financial Holding Co., Ltd.	177,960	72,327
Taiwan Cement Corp.	67,000	92,073
Taiwan Cooperative Financial Holding Co., Ltd.	150,657	87,541
Taiwan Mobile Co., Ltd.	31,000	114,480

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	$3,024,083
Uni-President Enterprises Corp.	82,960	199,657
United Microelectronics Corp.	220,000	118,640
Yuanta Financial Holding Co., Ltd.	158,675	75,728
		$8,446,534

Thailand — 0.5%
Mega Lifesciences PCL	598,400	$778,813
		$778,813

United Arab Emirates — 0.1%
Orascom Construction, Ltd.(1)	9,400	$84,485
		$84,485

Vietnam — 10.7%
Bao Viet Holdings	43,700	$175,964
Binh Minh Plastics JSC	62,900	147,020
Century Synthetic Fiber Corp.	175,966	122,044
Coteccons Construction JSC	24,000	141,876
Danang Rubber JSC	6	6
Domesco Medical Import Export JSC	59,000	254,183
FPT Corp.	106,364	284,980
Gemadept Corp.	61,050	70,896
HA TIEN 1 Cement JSC	126,070	72,963
Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	362,379
Hoa Phat Group JSC(1)	322,100	759,282
Hoa Sen Group	143,025	104,855
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	77,947
Hoang Huy Investment Financial Services JSC	167,400	197,186
Imexpharm Pharmaceutical JSC	32,561	89,836
KIDO Group Corp.	73,700	117,990
Kinh Bac City Development Share Holding Corp.(1)	202,100	117,685
Masan Group Corp.(1)	532,970	2,140,586
Mobile World Investment Corp.	40,000	178,907
Nam Long Investment Corp.	145,147	241,025
No Va Land Investment Group Corp.(1)	248,890	672,609
PetroVietnam Drilling & Well Services JSC(1)	160,214	119,202
PetroVietnam Fertilizer & Chemical JSC	149,250	125,007
PetroVietnam Gas JSC	45,000	219,453
PetroVietnam Nhon Trach 2 Power JSC	61,900	85,586
PetroVietnam Technical Services Corp.	294,900	235,088
Pha Lai Thermal Power JSC	82,000	66,090
Refrigeration Electrical Engineering Corp.	143,700	242,491
Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	11,667
Saigon Beer Alcohol Beverage Corp.	25,300	236,238

Security	Shares	Value

Vietnam (continued)
Saigon Securities, Inc.	262,330	$413,058
Thanh Thanh Cong Tay Ninh JSC(1)	120,800	95,804
Tien Phong Plastic JSC	22,600	56,342
TNG Investment & Trading JSC(1)	10	6
Traphaco JSC	26,709	103,216
Viet Capital Securities JSC(1)	209,500	850,023
Vietnam Construction and Import-Export JSC	98,800	79,375
Vietnam Dairy Products JSC	204,940	1,661,923
Vietnam Prosperity JSC Bank(1)	1,084,860	2,728,175
Vietnam Technological & Commercial Joint Stock Bank(1)	536,200	3,015,072
Vingroup JSC(1)	314,249	1,731,461
Vinh Hoan Corp.	26,400	68,598
Vinh Son - Song Hinh Hydropower JSC	79,580	59,101
		$18,533,195

Total Common Stocks (identified cost $120,913,137)		$156,406,316

Short-Term Investments — 5.9%
U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(7)	$1,500	$1,499,870

Total U.S. Treasury Obligations (identified cost $1,499,887)		$1,499,870

Other — 5.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(8)	8,692,183	$8,691,314

Total Other (identified cost $8,690,522)		$8,691,314

Total Short-Term Investments (identified cost $10,190,409)		$10,191,184

Total Investments — 96.1% (identified cost $131,103,546)		$166,597,500

Other Assets, Less Liabilities — 3.9%		$6,775,448

Net Assets — 100.0%		$173,372,948

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $1,566,687 or 0.9% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $2,867,285 or 1.7% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	28.0%	$48,457,850
Information Technology	16.2	28,010,299
Industrials	7.4	12,824,442
Consumer Staples	7.1	12,231,596
Consumer Discretionary	6.2	10,794,996
Materials	6.1	10,618,776
Real Estate	5.7	9,920,431
Energy	5.1	8,871,178
Telecommunication Services	4.0	6,925,398
Health Care	2.4	4,212,726
Utilities	2.0	3,538,624
Short-Term Investments	5.9	10,191,184
Total Investments	96.1%	$166,597,500

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	447,896	USD	557,142	Credit Agricole Corporate and Investment Bank	5/15/18	$—	$(15,804)
EUR	74,181	USD	92,394	Standard Chartered Bank	5/15/18	—	(2,737)
USD	7,482,902	EUR	6,017,628	Bank of America, N.A.	5/15/18	209,858	—
USD	6,505,732	EUR	5,231,803	Bank of America, N.A.	5/15/18	182,454	—
USD	4,483,640	EUR	3,605,670	Bank of America, N.A.	5/15/18	125,744	—
USD	3,299,906	EUR	2,653,731	Bank of America, N.A.	5/15/18	92,546	—
USD	3,020,336	EUR	2,428,905	Bank of America, N.A.	5/15/18	84,706	—
USD	232,109	EUR	187,744	Bank of America, N.A.	5/15/18	5,198	—
USD	89,526	EUR	71,656	Bank of America, N.A.	5/15/18	2,921	—
USD	99,084	EUR	80,242	JPMorgan Chase Bank, N.A.	5/15/18	2,101	—
USD	75,917	EUR	61,938	Standard Chartered Bank	5/15/18	1,058	—
USD	10,645,495	KRW	11,330,000,000	Citibank, N.A.	7/16/18	43,749	—
TWD	8,909,117	USD	311,453	Goldman Sachs International	9/28/18	—	(7,059)
USD	9,538,784	TWD	273,000,000	Bank of America, N.A.	9/28/18	211,299	—

						$961,634	$(25,600)

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Equity Futures
MSCI Emerging Markets Index	267	Long	Jun-18	$15,381,870	$(542,399)

					$(542,399)

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

EUR	–	Euro
KRW	–	South Korean Won
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $122,413,024)	$157,906,186
Affiliated investment, at value (identified cost, $8,690,522)	8,691,314
Cash	961,285
Deposits for derivatives collateral — Financial futures contracts	45,000
Foreign currency, at value (identified cost, $7,984,516)	7,989,154
Dividends receivable	288,675
Dividends receivable from affiliated investment	13,929
Receivable for investments sold	31,174
Receivable for open forward foreign currency exchange contracts	961,634
Other assets	25,748
Total assets	$176,914,099

Liabilities
Payable for investments purchased	$3,020,543
Payable for variation margin on open financial futures contracts	140,737
Payable for open forward foreign currency exchange contracts	25,600
Payable to affiliates:
Investment adviser fee	144,799
Trustees’ fees	638
Accrued foreign capital gains taxes	62,803
Accrued expenses	146,031
Total liabilities	$3,541,151
Net Assets applicable to investors’ interest in Portfolio	$173,372,948

Sources of Net Assets
Investors’ capital	$137,544,793
Net unrealized appreciation	35,828,155
Total	$173,372,948

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $137,276)	$1,506,720
Dividends from affiliated investment	57,934
Interest (net of foreign taxes, $5)	9,743
Total investment income	$1,574,397

Expenses
Investment adviser fee	$865,176
Trustees’ fees and expenses	3,758
Custodian fee	172,305
Legal and accounting services	33,965
Miscellaneous	10,672
Total expenses	$1,085,876

Net investment income	$488,521

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $99,623)	$3,730,303
Investment transactions — affiliated investment	(1,612)
Financial futures contracts	1,070,209
Foreign currency transactions	492,246
Forward foreign currency exchange contracts	(949,585)
Net realized gain	$4,341,561
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $14,874)	$4,445,467
Investments — affiliated investment	1,085
Financial futures contracts	(779,889)
Foreign currency	19,314
Forward foreign currency exchange contracts	441,584
Net change in unrealized appreciation (depreciation)	$4,127,561

Net realized and unrealized gain	$8,469,122

Net increase in net assets from operations	$8,957,643

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$488,521	$1,530,397
Net realized gain (loss)	4,341,561	(27,489)
Net change in unrealized appreciation (depreciation)	4,127,561	29,698,566
Net increase in net assets from operations	$8,957,643	$31,201,474
Capital transactions —
Contributions	$7,429,983	$14,723,397
Withdrawals	(7,317,584)	(5,790,127)
Net increase in net assets from capital transactions	$112,399	$8,933,270

Net increase in net assets	$9,070,042	$40,134,744

Net Assets
At beginning of period	$164,302,906	$124,168,162
At end of period	$173,372,948	$164,302,906

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.25	%(3)	1.29%	1.30%	1.32%	1.63%
Net investment income (loss)	0.56	%(3)	1.10%	0.92%	1.61%	(0.19)%
Portfolio Turnover	25	%(4)	32%	40%	27%	112%
Total Return	5.51	%(4)	24.59%	5.75%	(14.05)%	1.10%

Net assets, end of period (000’s omitted)	$173,373		$164,303	$124,168	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Not annualized.

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Vietnamese companies may be subject to limitations. When foreign ownership of such a Vietnamese company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at a premium to the closing exchange based upon the average of recent foreign investor trades. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

25

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2018, the Portfolio’s investment adviser

26

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

fee amounted to $865,176 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $39,645,224 and $42,344,047, respectively, for the six months ended April 30, 2018.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,256,323

Gross unrealized appreciation	$41,794,002
Gross unrealized depreciation	(7,059,190)

Net unrealized appreciation	$34,734,812

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $25,600. At April 30, 2018, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate

27

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$—		$(542,399	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	961,634	(2)	(25,600	)(3)

Total		$961,634		$(567,999)

Derivatives not subject to master netting or similar agreements		$—		$(542,399)

Total Derivatives subject to master netting or similar agreements		$961,634		$(25,600)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$914,726	$—	$(742,013)	$—	$172,713
Citibank, N.A.	43,749	—	—	—	43,749
JPMorgan Chase Bank, N.A.	2,101	—	—	—	2,101
Standard Chartered Bank	1,058	(1,058)	—	—	—

	$961,634	$(1,058)	$(742,013)	$—	$218,563

28

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Credit Agricole Corporate and Investment Bank	$(15,804)	$—	$—	$—	$(15,804)
Goldman Sachs International	(7,059)	—	—	—	(7,059)
Standard Chartered Bank	(2,737)	1,058	—	—	(1,679)

	$(25,600)	$1,058	$—	$—	$(24,542)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$1,070,209	$(779,889)
Foreign Exchange	Forward foreign currency exchange contracts	(949,585)	441,584

Total		$120,624	$(338,305)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*

$11,578,000	$40,030,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

29

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$9,891,731	$91,359,948		$0	$101,251,679
Developed Europe	382,855	—		—	382,855
Emerging Europe	6,165,134	17,820,651		—	23,985,785
Latin America	14,963,445	—		—	14,963,445
Middle East/Africa	237,180	15,585,372		—	15,822,552

Total Common Stocks	$31,640,345	$124,765,971	**	$0	$156,406,316

Short-Term Investments —
U.S. Treasury Obligations	—	1,499,870		—	1,499,870
Other	—	8,691,314		—	8,691,314

Total Investments	$31,640,345	$134,957,155		$0	$166,597,500
Forward Foreign Currency Exchange Contracts	$—	$961,634		$—	$961,634

Total	$31,640,345	$135,918,789		$—	$167,559,134

30

Global Macro Capital Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$(25,600)	$—	$(25,600)
Futures Contracts	(542,399)	—	—	(542,399)

Total	$(542,399)	$(25,600)	$—	$(567,999)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, investments having a value of $3,659,815 at October 31, 2017 were transferred from Level 1 to Level 2 during the six months then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund’s fair valuation pricing service as discussed in Note 1A.

31

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

33

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board noted that, effective May 2, 2017, the Fund changed its name and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments in emerging and frontier market countries. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

34

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.18

Eaton Vance

Emerging Markets Local Income Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Emerging Markets Local Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	47

Officers and Trustees	51

Important Notices	52

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	06/27/2007	3.60%	8.18%	–0.72%	3.45%
Class A with 4.75% Maximum Sales Charge	—	—	–1.25	3.12	–1.67	2.95
Class C at NAV	08/03/2010	06/27/2007	3.24	7.60	–1.40	2.91
Class C with 1% Maximum Sales Charge	—	—	2.25	6.61	–1.40	2.91
Class I at NAV	11/30/2009	06/27/2007	3.75	8.51	–0.42	3.68
JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified	—	—	5.15%	8.38%	–1.92%	3.33%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.26%	1.96%	0.96%
Net				1.20	1.90	0.90

Fund Profile4

Asset Allocation (% of net assets)5

Foreign Currency Exposure (% of net assets)6

Egypt	10.1%	Czech Republic	4.3%

Colombia	10.1	Turkey	4.0

Mexico	9.6	Peru	2.5

Indonesia	9.3	Hungary	2.4

Brazil	9.0	Philippines	2.2

Thailand	8.9	Kazakhstan	2.0

Poland	8.8	Georgia	1.1

Serbia	8.0	Ukraine	1.0

Dominican Republic	7.6	Other	0.8	*

Sri Lanka	7.4	Euro	–11.5

Nigeria	7.2	Total Long	133.0

Russia	7.0	Total Short	–11.6

Uruguay	4.8	Total Net	121.4

Argentina	4.8

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.00	$6.06	**	1.20%
Class C	$1,000.00	$1,032.40	$9.57	**	1.90%
Class I	$1,000.00	$1,037.50	$4.55	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	**	1.20%
Class C	$1,000.00	$1,015.40	$9.49	**	1.90%
Class I	$1,000.00	$1,020.30	$4.51	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $779,218,910)	$756,017,043
Receivable for Fund shares sold	3,009,825
Receivable from affiliate	168,709
Total assets	$759,195,577

Liabilities
Payable for Fund shares redeemed	$280,199
Payable to affiliates:
Distribution and service fees	70,504
Trustees’ fees	43
Accrued expenses	131,599
Total liabilities	$482,345
Net Assets	$758,713,232

Sources of Net Assets
Paid-in capital	$801,488,855
Accumulated distributions in excess of net investment income	(5,248,095)
Accumulated net realized loss from Portfolio	(14,325,661)
Net unrealized depreciation from Portfolio	(23,201,867)
Total	$758,713,232

Class A Shares
Net Assets	$114,793,291
Shares Outstanding	18,327,008
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.26
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.57

Class C Shares
Net Assets	$51,332,636
Shares Outstanding	8,109,899
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.33

Class I Shares
Net Assets	$592,587,305
Shares Outstanding	94,638,607
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest allocated from Portfolio (net of foreign taxes, $1,166,268)	$27,927,954
Dividends allocated from Portfolio	357,448
Expenses, excluding interest expense, allocated from Portfolio	(2,774,712)
Interest expense allocated from Portfolio	(50,988)
Total investment income	$25,459,702

Expenses
Distribution and service fees
Class A	$149,989
Class C	235,055
Trustees’ fees and expenses	250
Custodian fee	21,128
Transfer and dividend disbursing agent fees	252,815
Legal and accounting services	20,940
Printing and postage	107,659
Registration fees	47,452
Miscellaneous	6,778
Total expenses	$842,066
Deduct —
Allocation of expenses to affiliate	$293,241
Total expense reductions	$293,241

Net expenses	$548,825

Net investment income	$24,910,877

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $38,428)	$(1,621,552)
Written options	193,356
Financial futures contracts	1,062,632
Swap contracts	675,203
Foreign currency transactions	(1,289,579)
Forward foreign currency exchange contracts	5,671,422
Non-deliverable bond forward contracts	672,945
Net realized gain	$5,364,427
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $27,073)	$(8,420,857)
Written options	(51,739)
Financial futures contracts	(51,877)
Swap contracts	(243,347)
Foreign currency	(37,854)
Forward foreign currency exchange contracts	(2,091,359)
Non-deliverable bond forward contracts	297,128
Net change in unrealized appreciation (depreciation)	$(10,599,905)

Net realized and unrealized loss	$(5,235,478)

Net increase in net assets from operations	$19,675,399

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$24,910,877	$20,617,175
Net realized gain	5,364,427	11,085,524
Net change in unrealized appreciation (depreciation)	(10,599,905)	(4,920,356)
Net increase in net assets from operations	$19,675,399	$26,782,343
Distributions to shareholders —
From net investment income
Class A	$(4,468,553)	$(6,640,342)
Class C	(1,913,477)	(2,655,271)
Class I	(23,776,942)	(21,070,933)
Tax return of capital
Class A	—	(731,509)
Class C	—	(297,736)
Class I	—	(2,526,180)
Total distributions to shareholders	$(30,158,972)	$(33,921,971)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$41,298,039	$48,913,118
Class C	12,814,475	15,757,435
Class I	232,535,433	301,268,525
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,108,258	6,844,699
Class C	1,815,864	2,719,594
Class I	20,879,650	20,236,212
Cost of shares redeemed
Class A	(16,461,554)	(53,094,940)
Class C	(4,471,462)	(10,479,821)
Class I	(67,142,065)	(66,357,119)
Net increase in net assets from Fund share transactions	$225,376,638	$265,807,703

Net increase in net assets	$214,893,065	$258,668,075

Net Assets
At beginning of period	$543,820,167	$285,152,092
At end of period	$758,713,232	$543,820,167

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,248,095)	$—

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$6.310		$6.400		$6.150		$8.220		$8.950		$9.970

Income (Loss) From Operations
Net investment income(1)	$0.234		$0.343		$0.346		$0.392		$0.442		$0.469
Net realized and unrealized gain (loss)	(0.006)		0.124		0.573		(1.772)		(0.482)		(0.799)

Total income (loss) from operations	$0.228		$0.467		$0.919		$(1.380)		$(0.040)		$(0.330)

Less Distributions
From net investment income	$(0.278)		$(0.502)		$(0.078)		$—		$(0.051)		$(0.109)
Tax return of capital	—		(0.055)		(0.591)		(0.690)		(0.639)		(0.581)

Total distributions	$(0.278)		$(0.557)		$(0.669)		$(0.690)		$(0.690)		$(0.690)

Net asset value — End of period	$6.260		$6.310		$6.400		$6.150		$8.220		$8.950

Total Return(2)	3.60	%(3)(4)	7.75%		15.94	%(3)	(17.38	)%(3)	(0.39	)%(3)	(3.51	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,793		$87,390		$86,313		$70,943		$119,340		$200,340
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.20	%(3)(7)(8)	1.26	%(9)	1.30	%(3)(9)	1.32	%(3)(9)	1.31	%(3)(9)	1.39	%(3)(9)
Net investment income	7.33	%(8)	5.45%		5.56%		5.52%		5.17%		4.84%
Portfolio Turnover of the Portfolio	18	%(4)	40%		73%		47%		97%		27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.09%, 0.08%, 0.11%, 0.06% and 0.02% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2016, 2015, 2014 and 2013 respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2018.

(8)	Annualized.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06% and 0.14% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$6.380		$6.470		$6.190		$8.240		$8.960		$9.980

Income (Loss) From Operations
Net investment income(1)	$0.214		$0.302		$0.305		$0.344		$0.382		$0.400
Net realized and unrealized gain (loss)	(0.006)		0.126		0.579		(1.775)		(0.483)		(0.799)

Total income (loss) from operations	$0.208		$0.428		$0.884		$(1.431)		$(0.101)		$(0.399)

Less Distributions
From net investment income	$(0.258)		$(0.467)		$(0.070)		$—		$(0.046)		$(0.099)
Tax return of capital	—		(0.051)		(0.534)		(0.619)		(0.573)		(0.522)

Total distributions	$(0.258)		$(0.518)		$(0.604)		$(0.619)		$(0.619)		$(0.621)

Net asset value — End of period	$6.330		$6.380		$6.470		$6.190		$8.240		$8.960

Total Return(2)	3.24	%(3)(4)	7.01%		15.13	%(3)	(17.91	)%(3)	(1.09	)%(3)	(4.20	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,333		$41,754		$34,379		$34,362		$60,083		$87,604
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.90	%(3)(7)(8)	1.96	%(9)	2.00	%(3)(9)	2.02	%(3)(9)	2.01	%(3)(9)	2.09	%(3)(9)
Net investment income	6.63	%(8)	4.74%		4.87%		4.82%		4.47%		4.13%
Portfolio Turnover of the Portfolio	18	%(4)	40%		73%		47%		97%		27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.09%, 0.08%, 0.11%, 0.06% and 0.02% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2018.

(8)	Annualized.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06% and 0.14% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$6.310		$6.400		$6.160		$8.240		$8.990		$10.010

Income (Loss) From Operations
Net investment income(1)	$0.244		$0.363		$0.364		$0.414		$0.467		$0.497
Net realized and unrealized gain (loss)	(0.006)		0.123		0.576		(1.771)		(0.494)		(0.795)

Total income (loss) from operations	$0.238		$0.486		$0.940		$(1.357)		$(0.027)		$(0.298)

Less Distributions
From net investment income	$(0.288)		$(0.519)		$(0.082)		$—		$(0.054)		$(0.114)
Tax return of capital	—		(0.057)		(0.618)		(0.723)		(0.669)		(0.608)

Total distributions	$(0.288)		$(0.576)		$(0.700)		$(0.723)		$(0.723)		$(0.722)

Net asset value — End of period	$6.260		$6.310		$6.400		$6.160		$8.240		$8.990

Total Return(2)	3.75	%(3)(4)	8.07%		16.32	%(3)	(17.08	)%(3)	(0.24	)%(3)	(3.17	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$592,587		$414,676		$164,460		$115,221		$169,911		$231,496
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.90	%(3)(7)(8)	0.96	%(9)	1.00	%(3)(9)	1.02	%(3)(9)	1.01	%(3)(9)	1.09	%(3)(9)
Net investment income	7.64	%(8)	5.72%		5.84%		5.81%		5.46%		5.13%
Portfolio Turnover of the Portfolio	18	%(4)	40%		73%		47%		97%		27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.09%, 0.08%, 0.11%, 0.06% and 0.02% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2018.

(8)	Annualized.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06% and 0.14% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (89.6% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2018, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $19,072,410 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $3,523,874 are short-term and $15,548,536 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2018, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.20%, 1.90% and 0.90% (1.25%, 1.95% and 0.95% prior to January 1, 2018) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM was allocated $293,241 of the Fund’s operating expenses for the six months ended April 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $6,319 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $71,111 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $149,989 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $176,291 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $58,764 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

12

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $4,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $206,427,784 and $11,899,852, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	6,388,378	7,753,805
Issued to shareholders electing to receive payments of distributions in Fund shares	641,163	1,095,156
Redemptions	(2,551,287)	(8,488,042)

Net increase	4,478,254	360,919

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,968,418	2,458,083
Issued to shareholders electing to receive payments of distributions in Fund shares	280,432	429,413
Redemptions	(687,061)	(1,656,065)

Net increase	1,561,789	1,231,431

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	36,064,106	47,393,072
Issued to shareholders electing to receive payments of distributions in Fund shares	3,259,773	3,209,970
Redemptions	(10,419,814)	(10,577,647)

Net increase	28,904,065	40,025,395

13

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 51.8%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.1%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$298,374
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	336,950
Total Albania			$635,324

Argentina — 1.0%
Argentina POM Politica Monetaria, 28.875%, (ARPP7DRR), 6/21/20(1)	ARS	94,320	$4,819,033
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	3,908,766
Total Argentina			$8,727,799

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	4,628	$3,586,700
Total Barbados			$3,586,700

Bosnia and Herzegovina — 0.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	195	$113,746
Republic of Srpska, 1.50%, 10/30/23	BAM	531	308,026
Republic of Srpska, 1.50%, 12/15/23	BAM	29	16,702
Republic of Srpska, 1.50%, 5/31/25	BAM	4,450	2,541,291
Republic of Srpska, 1.50%, 6/9/25	BAM	427	239,864
Republic of Srpska, 1.50%, 12/24/25	BAM	465	260,411
Republic of Srpska, 1.50%, 9/25/26	BAM	325	182,845
Republic of Srpska, 1.50%, 9/26/27	BAM	109	60,840
Total Bosnia and Herzegovina			$3,723,725

Brazil — 1.0%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,537,076
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,535,388
Total Brazil			$8,072,464

Colombia — 0.5%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,364,185
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,520,773
Total Colombia			$3,884,958

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	64,199	$105,208
Total Costa Rica			$105,208

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 6.3%
Dominican Republic, 10.375%, 3/4/22(2)	DOP	1,152,300	$24,397,341
Dominican Republic, 10.40%, 5/10/19(2)	DOP	279,000	5,772,321
Dominican Republic, 10.50%, 4/7/23(2)	DOP	260,000	5,613,452
Dominican Republic, 14.00%, 6/8/18(2)	DOP	13,400	271,859
Dominican Republic, 15.00%, 4/5/19(2)	DOP	409,000	8,854,724
Dominican Republic, 15.95%, 6/4/21(2)	DOP	322,600	7,831,597
Dominican Republic, 16.00%, 7/10/20(2)	DOP	9,900	233,547
Dominican Republic, 16.95%, 2/4/22(2)	DOP	3,600	93,699
Total Dominican Republic			$53,068,540

Fiji — 0.3%
Republic of Fiji, 6.625%, 10/2/20(2)	USD	2,581	$2,606,784
Total Fiji			$2,606,784

Georgia — 0.3%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$85,504
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,258	922,140
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	55,744
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,340,658
Total Georgia			$2,404,046

India — 1.8%
India Government Bond, 6.68%, 9/17/31	INR	433,000	$5,800,085
India Government Bond, 7.88%, 3/19/30	INR	640,580	9,528,555
Total India			$15,328,640

Indonesia — 9.4%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,278,991
Indonesia Government Bond, 7.50%, 8/15/32	IDR	50,372,000	3,705,714
Indonesia Government Bond, 7.50%, 5/15/38	IDR	290,618,000	21,043,563
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	357,661
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	899,240
Indonesia Government Bond, 8.25%, 5/15/36	IDR	325,571,000	25,133,028
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,347,069
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,098,609
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,242,327
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,536,214
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,270,896
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	493,989
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,844,645
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	735,252
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,947,671
Total Indonesia			$78,934,869

14	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Macedonia — 0.3%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	1,670	$2,152,705
Total Macedonia			$2,152,705

Mexico — 0.9%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$2,000,392
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,238,501
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,102,315
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,459,288
Total Mexico			$7,800,496

Peru — 3.6%
Peru Government Bond, 5.20%, 9/12/23	PEN	47,439	$15,312,268
Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,520,986
Peru Government Bond, 6.15%, 8/12/32(2)(5)	PEN	6,029	1,949,834
Peru Government Bond, 6.35%, 8/12/28	PEN	1,462	488,682
Peru Government Bond, 6.90%, 8/12/37	PEN	2,162	739,441
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	1,987,037
Total Peru			$29,998,248

Russia — 3.6%
Russia Government Bond, 7.70%, 3/23/33	RUB	1,003,365	$16,350,838
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	519,902
Russia Government Bond, 8.15%, 2/3/27	RUB	630,000	10,658,522
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	3,037,717
Total Russia			$30,566,979

Serbia — 7.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,844,150	$31,406,041
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	252,590	2,761,684
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	1,054,729
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	475,000	5,795,442
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	18,698,401
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	2,038,481
Total Serbia			$61,754,778

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	1,572	$1,638,637
Total Seychelles			$1,638,637

South Africa — 2.9%
Republic of South Africa, 8.50%, 1/31/37	ZAR	110,000	$8,477,272
Republic of South Africa, 8.75%, 1/31/44	ZAR	110,987	8,631,815

Security		Principal Amount (000’s omitted)	Value

South Africa (continued)
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$7,327,397
Total South Africa			$24,436,484

Sri Lanka — 5.9%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,427,573
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	190,000	1,179,998
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	339,609
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,718,676
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,306,616
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	173,424
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	432,000	2,774,626
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,276,000	8,256,100
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	682,340	4,469,080
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	746,954
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,939,852
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	361,139
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	297,515
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	949,592
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,415,000	9,429,284
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	141,402
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,226,240	8,307,259
Total Sri Lanka			$49,818,699

Tanzania — 0.3%
United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	2,684	$2,787,803
Total Tanzania			$2,787,803

Thailand — 1.8%
Thailand Government Bond, 1.25%, 3/12/28(2)(4)	THB	502,144	$15,413,707
Total Thailand			$15,413,707

Turkey — 2.8%
Turkey Government Bond, 10.70%, 8/17/22	TRY	89,000	$20,266,611
Turkey Government Bond, 11.00%, 2/24/27	TRY	16,200	3,732,847
Total Turkey			$23,999,458

Uruguay — 0.7%
Republic of Uruguay, 8.50%, 3/15/28(2)	UYU	176,730	$5,881,910
Total Uruguay			$5,881,910

Total Foreign Government Bonds (identified cost $449,049,707)			$437,328,961

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 1.3%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.8%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	100,923	$4,881,003
YPF SA, 26.563%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	2,550	1,938,179
Total Argentina			$6,819,182

Colombia — 0.0%(3)
Emgesa SA ESP, 8.75%, 1/25/21(2)	COP	697,000	$258,123
Total Colombia			$258,123

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,314,614
Total Georgia			$1,314,614

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	21,720,000	$1,545,385
Total Indonesia			$1,545,385

Mexico — 0.1%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$313,364
Petroleos Mexicanos, 7.19%, 9/12/24(5)	MXN	10,630	512,895
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	305,438
Total Mexico			$1,131,697

Total Foreign Corporate Bonds (identified cost $14,044,507)			$11,069,001

Sovereign Loans — 0.8%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.5%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(1)(6)		$3,760	$3,783,880
Total Barbados			$3,783,880

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(6)		$1,867	$1,807,792
Total Ethiopia			$1,807,792

Borrower		Principal Amount (000’s omitted)	Value

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(1)		$730	$730,000
Total Kenya			$730,000

Total Sovereign Loans (identified cost $6,230,601)			$6,321,672

Short-Term Investments — 44.0%

Foreign Government Securities — 29.8%
Security		Principal Amount (000’s omitted)	Value

Argentina — 3.1%
Banco Central Del Argentina, 0.00%, 5/16/18	ARS	274,574	$13,235,497
Banco Central Del Argentina, 0.00%, 6/21/18	ARS	78,590	3,677,851
Banco Central Del Argentina, 0.00%, 7/18/18	ARS	201,200	9,219,599
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	7,620	342,557
Total Argentina			$26,475,504

Egypt — 10.4%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	52,800	$2,990,654
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	135,150	7,669,600
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	174,975	9,839,433
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	61,375	3,439,816
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	40,925	2,286,074
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	43,575	2,426,082
Egypt Treasury Bill, 0.00%, 7/10/18	EGP	231,100	12,659,646
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	189,275	10,366,963
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	283,175	15,413,991
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	57,825	3,159,420
Egypt Treasury Bill, 0.00%, 8/7/18	EGP	18,425	1,003,502
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	122,325	6,641,253
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	6,350	343,667
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	14,375	769,860
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	32,000	1,708,410
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	136,025	7,194,571
Total Egypt			$87,912,942

Georgia — 0.6%
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	560	$228,492
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	1,260	513,360
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	1,581	639,692

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia (continued)
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	4,714	$1,894,162
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	3,930	1,537,111
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	1,400	541,086
Total Georgia			$5,353,903

Kazakhstan — 4.4%
National Bank of Kazakhstan Note, 0.00%, 5/18/18	KZT	1,512,216	$4,602,590
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	1,467,390	4,450,747
National Bank of Kazakhstan Note, 0.00%, 6/29/18	KZT	2,664,010	8,030,719
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	2,619,588	7,847,085
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	340,645	1,006,204
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	241,000	694,527
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	1,782,975	5,075,854
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	1,819,330	5,155,795
Total Kazakhstan			$36,863,521

Nigeria — 7.2%
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,424,504	$3,953,778
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	5,605,130	15,420,398
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	402,018	1,099,071
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	1,002,881	2,736,254
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	226,780	617,063
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	285,320	774,411
Nigeria Treasury Bill, 0.00%, 7/26/18	NGN	1,780,247	4,821,965
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	1,291,115	3,482,656
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	652,754	1,758,438
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	110,961	298,063
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	146,123	392,033
Nigeria Treasury Bill, 0.00%, 9/6/18	NGN	986,206	2,638,085
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	1,214,754	3,245,426
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	932,664	2,485,175
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	630,000	1,674,631
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	295,682	784,981
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	935,444	2,472,910
Nigeria Treasury Bill, 0.00%, 10/25/18	NGN	493,103	1,299,224
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	810,769	2,132,752
Nigeria Treasury Bill, 0.00%, 11/22/18	NGN	591,720	1,543,324
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	493,100	1,282,747
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	379,251	982,142
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	161,440	412,920
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	1,267,209	3,233,057
Nigeria Treasury Bill, 0.00%, 1/31/19	NGN	369,232	936,916
Total Nigeria			$60,478,420

Security		Principal Amount (000’s omitted)	Value

Uruguay — 4.1%
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	27,740	$976,312
Uruguay Treasury Bill, 0.00%, 5/9/18	UYU	64,953	2,278,492
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	32,671	1,140,499
Uruguay Treasury Bill, 0.00%, 6/6/18	UYU	15,180	529,326
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	11,428	396,345
Uruguay Treasury Bill, 0.00%, 7/20/18	UYU	41,608	1,435,732
Uruguay Treasury Bill, 0.00%, 7/27/18	UYU	116,463	4,018,043
Uruguay Treasury Bill, 0.00%, 8/24/18	UYU	72,000	2,462,552
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	14,623	499,418
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	62,431	2,124,300
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	117,912	4,007,450
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	48,726	1,645,209
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	192,874	6,498,735
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	92,869	3,105,154
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	15,935	529,131
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	11,155	363,602
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	79,670	2,573,523
Total Uruguay			$34,583,823

Total Foreign Government Securities (identified cost $251,556,429)			$251,668,113

U.S. Treasury Obligations — 2.2%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(7)		$7,000	$6,999,393
U.S. Treasury Bill, 0.00%, 5/17/18(7)		11,800	11,791,675

Total U.S. Treasury Obligations (identified cost $18,791,262)			$18,791,068

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Other — 12.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(8)	100,929,657	$100,919,564

Total Other (identified cost $100,919,564)		$100,919,564

Total Short-Term Investments (identified cost $371,267,255)		$371,378,745

Total Purchased Options — 0.0%(3) (identified cost $423,019)		$16,904

Total Investments — 97.9% (identified cost $841,015,089)		$826,115,283

Total Written Options — (0.0)%(3) (premiums received $171,309)		$(16,904)

Other Assets, Less Liabilities — 2.1%		$17,811,015

Net Assets — 100.0%		$843,909,394

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $97,709,310 or 11.6% of the Portfolio’s net assets.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $2,462,729 or 0.3% of the Portfolio’s net assets.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Purchased Currency Options — 0.0%(3)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call HUF/Put EUR	Deutsche Bank AG	EUR	17,050,000	HUF	310.20	5/30/18	$16,904

Total							$16,904

Written Currency Options — (0.0)%(3)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call HUF/Put EUR	JPMorgan Chase Bank, N.A.	EUR	17,050,000	HUF	310.20	5/30/18	$(16,904)

Total							$(16,904)

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,411,698	HUF	442,000,000	State Street Bank and Trust Company	5/2/18	$3,378	$—
EUR	127,178	PLN	536,238	State Street Bank and Trust Company	5/2/18	799	—
HUF	442,000,000	EUR	1,424,192	Credit Agricole Corporate and Investment Bank	5/2/18	—	(18,466)
PHP	62,015,000	USD	1,201,282	BNP Paribas	5/2/18	—	(2,913)
PHP	361,000,000	USD	6,980,567	Deutsche Bank AG	5/2/18	—	(4,654)
PHP	356,000,000	USD	6,883,883	Goldman Sachs International	5/2/18	—	(4,589)
PHP	277,860,000	USD	5,384,362	JPMorgan Chase Bank, N.A.	5/2/18	—	(15,035)
PHP	358,065,000	USD	6,942,944	Nomura International PLC	5/2/18	—	(23,747)
PHP	256,374,000	USD	4,957,440	Standard Chartered Bank	5/2/18	—	(3,305)
PHP	275,434,000	USD	5,331,153	UBS AG	5/2/18	—	(8,705)
PLN	536,238	EUR	128,541	Bank of America, N.A.	5/2/18	—	(2,445)
USD	1,199,169	PHP	62,015,000	BNP Paribas	5/2/18	799	—
USD	6,936,972	PHP	361,000,000	Deutsche Bank AG	5/2/18	—	(38,941)
USD	6,841,549	PHP	356,000,000	Goldman Sachs International	5/2/18	—	(37,745)
USD	5,372,909	PHP	277,860,000	JPMorgan Chase Bank, N.A.	5/2/18	3,582	—
USD	6,923,813	PHP	358,065,000	Nomura International PLC	5/2/18	4,616	—
USD	4,937,295	PHP	256,374,000	Standard Chartered Bank	5/2/18	—	(16,839)
USD	5,325,998	PHP	275,434,000	UBS AG	5/2/18	3,551	—
BRL	5,640,000	USD	1,670,369	BNP Paribas	5/3/18	—	(60,412)
BRL	122,000,000	USD	35,046,393	Credit Agricole Corporate and Investment Bank	5/3/18	—	(221,091)
BRL	6,400,000	USD	1,880,694	Goldman Sachs International	5/3/18	—	(53,792)
BRL	112,068,601	USD	32,193,445	Standard Chartered Bank	5/3/18	—	(203,093)
BRL	222,028,601	USD	66,392,142	Standard Chartered Bank	5/3/18	—	(3,013,345)
USD	1,620,178	BRL	5,640,000	BNP Paribas	5/3/18	10,221	—
USD	35,158,501	BRL	122,000,000	Credit Agricole Corporate and Investment Bank	5/3/18	333,199	—
USD	1,838,499	BRL	6,400,000	Goldman Sachs International	5/3/18	11,598	—
USD	63,781,162	BRL	222,028,601	Standard Chartered Bank	5/3/18	402,365	—
USD	32,296,427	BRL	112,068,601	Standard Chartered Bank	5/3/18	306,075	—
EUR	5,031,618	RON	23,551,999	Citibank, N.A.	5/7/18	—	(24,911)
EUR	4,967,980	RON	23,272,500	Citibank, N.A.	5/7/18	—	(29,359)
RON	46,824,499	EUR	10,007,266	Citibank, N.A.	5/7/18	45,007	—
RUB	361,221,384	USD	6,224,199	BNP Paribas	5/7/18	—	(490,786)
RUB	361,265,222	USD	6,225,491	Deutsche Bank AG	5/7/18	—	(491,381)
RUB	614,307,000	USD	9,604,550	Standard Chartered Bank	5/7/18	145,914	—
USD	16,154,608	EUR	12,928,496	Standard Chartered Bank	5/7/18	537,803	—
USD	7,036,344	RUB	408,354,200	BNP Paribas	5/7/18	554,824	—
USD	1,303,020	RUB	75,620,752	BNP Paribas	5/7/18	102,745	—
USD	7,034,499	RUB	408,211,990	Deutsche Bank AG	5/7/18	555,237	—
USD	1,302,678	RUB	75,594,417	Deutsche Bank AG	5/7/18	102,821	—
RUB	563,955,279	USD	9,751,613	BNP Paribas	5/8/18	—	(801,425)
RUB	288,858,115	USD	4,991,328	Credit Suisse International	5/8/18	—	(407,038)
RUB	532,743,399	USD	8,387,084	Standard Chartered Bank	5/8/18	67,759	—
RUB	377,451,298	USD	6,070,105	Standard Chartered Bank	5/8/18	—	(79,807)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	16,666,615	RUB	963,863,660	BNP Paribas	5/8/18	$1,369,726	$—
USD	3,086,394	RUB	178,492,336	BNP Paribas	5/8/18	253,652	—
CZK	125,521,000	EUR	4,906,998	JPMorgan Chase Bank, N.A.	5/10/18	—	(4,163)
CZK	54,680,000	EUR	2,145,997	JPMorgan Chase Bank, N.A.	5/10/18	—	(11,949)
CZK	180,777,021	EUR	7,094,860	JPMorgan Chase Bank, N.A.	5/10/18	—	(39,506)
THB	400,000,000	USD	12,320,012	Deutsche Bank AG	5/10/18	355,665	—
THB	110,000,000	USD	3,325,775	Deutsche Bank AG	5/10/18	160,036	—
THB	84,000,000	USD	2,689,721	Deutsche Bank AG	5/10/18	—	(27,829)
THB	250,000,000	USD	8,043,111	Deutsche Bank AG	5/10/18	—	(120,813)
USD	15,829,689	TRY	65,081,390	Goldman Sachs International	5/10/18	—	(153,406)
USD	21,537,293	TRY	88,733,000	Standard Chartered Bank	5/10/18	—	(254,312)
IDR	20,000,000,000	USD	1,431,947	Bank of America, N.A.	5/14/18	3,588	—
IDR	70,097,734,652	USD	5,093,202	BNP Paribas	5/14/18	—	(61,816)
IDR	9,079,986,947	USD	661,276	Goldman Sachs International	5/14/18	—	(9,545)
IDR	90,688,000,000	USD	6,554,496	Goldman Sachs International	5/14/18	—	(45,208)
IDR	190,000,000,000	USD	13,850,416	Standard Chartered Bank	5/14/18	—	(212,839)
USD	20,666,566	IDR	284,433,946,900	BNP Paribas	5/14/18	250,830	—
USD	5,231,418	IDR	72,000,000,000	BNP Paribas	5/14/18	63,494	—
USD	4,738,394	IDR	65,423,000,000	Standard Chartered Bank	5/14/18	42,545	—
USD	1,525,622	IDR	21,064,260,000	Standard Chartered Bank	5/14/18	13,698	—
COP	17,620,060,000	USD	6,034,577	Bank of America, N.A.	5/15/18	237,793	—
COP	3,031,090,000	USD	1,040,289	BNP Paribas	5/15/18	38,715	—
COP	7,516,328,000	USD	2,577,616	Citibank, N.A.	5/15/18	98,038	—
COP	7,589,682,000	USD	2,600,720	JPMorgan Chase Bank, N.A.	5/15/18	101,046	—
COP	3,031,090,000	USD	1,040,896	Standard Chartered Bank	5/15/18	38,108	—
EUR	4,200,000	USD	5,164,748	Bank of America, N.A.	5/15/18	—	(88,532)
EUR	5,250,000	USD	6,525,204	Bank of America, N.A.	5/15/18	—	(179,933)
THB	90,000,000	USD	2,889,709	Citibank, N.A.	5/15/18	—	(37,248)
THB	260,000,000	USD	8,288,173	Deutsche Bank AG	5/15/18	—	(47,730)
THB	87,000,000	USD	2,800,760	Goldman Sachs International	5/15/18	—	(43,381)
THB	271,197,138	USD	8,730,552	JPMorgan Chase Bank, N.A.	5/15/18	—	(135,226)
THB	333,802,862	USD	10,745,996	JPMorgan Chase Bank, N.A.	5/15/18	—	(166,443)
RSD	27,583,946	EUR	233,076	Citibank, N.A.	5/16/18	36	—
RSD	120,000,000	EUR	1,009,336	Deutsche Bank AG	5/16/18	5,748	—
RSD	190,000,000	EUR	1,604,730	Deutsche Bank AG	5/16/18	1,106	—
PLN	8,500,000	EUR	2,009,305	Credit Agricole Corporate and Investment Bank	5/21/18	—	(7,389)
USD	1,657,604	INR	109,435,000	Bank of America, N.A.	5/21/18	17,882	—
USD	411,511	INR	27,170,000	Bank of America, N.A.	5/21/18	4,409	—
USD	2,083,194	INR	137,470,000	Citibank, N.A.	5/21/18	23,410	—
USD	2,068,968	INR	136,645,000	Citibank, N.A.	5/21/18	21,545	—
USD	1,657,602	INR	109,410,000	Citibank, N.A.	5/21/18	18,255	—
USD	1,657,225	INR	109,410,000	Citibank, N.A.	5/21/18	17,878	—
USD	1,034,647	INR	68,235,000	Citibank, N.A.	5/21/18	12,247	—
USD	1,997,728	INR	131,900,000	Deutsche Bank AG	5/21/18	21,402	—
USD	2,050,738	INR	135,400,000	Goldman Sachs International	5/21/18	21,970	—

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,070,497	INR	136,570,000	JPMorgan Chase Bank, N.A.	5/21/18	$24,198	$—
USD	4,111,582	INR	271,570,000	Standard Chartered Bank	5/21/18	42,508	—
USD	2,051,204	INR	135,400,000	Standard Chartered Bank	5/21/18	22,436	—
USD	2,056,641	INR	135,800,000	Standard Chartered Bank	5/21/18	21,879	—
USD	84,634	INR	5,585,000	Standard Chartered Bank	5/21/18	951	—
USD	639,619	KZT	209,795,000	Citibank, N.A.	5/21/18	1,208	—
USD	521,310	KZT	171,511,000	Citibank, N.A.	5/21/18	—	(602)
USD	632,448	KZT	211,870,000	Citibank, N.A.	5/21/18	—	(12,277)
USD	1,897,370	KZT	637,200,000	Citibank, N.A.	5/21/18	—	(41,644)
USD	2,529,800	KZT	846,060,000	Citibank, N.A.	5/21/18	—	(44,780)
USD	1,201,582	EUR	973,422	Standard Chartered Bank	5/24/18	24,322	—
USD	32,434,674	EUR	26,882,720	Standard Chartered Bank	5/24/18	—	(77,393)
PLN	55,945,700	EUR	13,190,597	Credit Agricole Corporate and Investment Bank	5/30/18	—	(15,782)
EUR	10,924,980	USD	13,400,745	Deutsche Bank AG	6/1/18	—	(180,439)
USD	4,292,257	EUR	3,505,457	Deutsche Bank AG	6/1/18	50,307	—
USD	231,906	EUR	190,227	Deutsche Bank AG	6/1/18	1,712	—
BRL	122,000,000	USD	35,061,501	Credit Agricole Corporate and Investment Bank	6/4/18	—	(341,255)
BRL	112,068,601	USD	32,207,323	Standard Chartered Bank	6/4/18	—	(313,476)
USD	3,162,257	KZT	1,057,775,000	Citibank, N.A.	6/4/18	—	(46,963)
COP	7,548,750,000	USD	2,600,327	BNP Paribas	6/5/18	86,587	—
COP	11,284,000,000	USD	3,915,065	Citibank, N.A.	6/5/18	101,380	—
EUR	36,422	USD	45,167	State Street Bank and Trust Company	6/8/18	—	(1,069)
HUF	3,950,000,000	EUR	12,696,364	Goldman Sachs International	6/11/18	—	(135,631)
COP	25,539,568,000	USD	8,904,078	Citibank, N.A.	6/12/18	184,635	—
COP	23,048,577,501	USD	8,035,203	Citibank, N.A.	6/12/18	167,047	—
COP	5,200,893,000	USD	1,813,232	Citibank, N.A.	6/12/18	37,599	—
COP	4,693,627,000	USD	1,636,294	Citibank, N.A.	6/12/18	34,018	—
USD	619,950	EUR	501,878	Standard Chartered Bank	6/12/18	12,085	—
USD	607,389	EUR	491,646	Standard Chartered Bank	6/12/18	11,917	—
RUB	142,948,000	USD	2,353,441	Bank of America, N.A.	6/13/18	—	(94,554)
CZK	46,849,000	EUR	1,840,102	Goldman Sachs International	6/14/18	—	(13,722)
USD	914,383	EUR	739,798	Standard Chartered Bank	6/14/18	18,202	—
USD	324,707	EUR	262,710	Standard Chartered Bank	6/14/18	6,464	—
COP	15,535,516,000	USD	5,437,227	Citibank, N.A.	6/15/18	90,875	—
COP	15,264,484,000	USD	5,350,327	Deutsche Bank AG	6/18/18	80,850	—
PLN	54,023,293	EUR	12,756,437	Citibank, N.A.	6/19/18	—	(57,509)
PEN	12,650,000	USD	3,855,532	Bank of America, N.A.	6/20/18	27,596	—
PEN	5,750,000	USD	1,773,323	Bank of America, N.A.	6/20/18	—	(8,265)
USD	12,489,924	PEN	40,979,440	Bank of America, N.A.	6/20/18	—	(89,398)
USD	1,982,606	PEN	6,505,525	Citibank, N.A.	6/20/18	—	(14,373)
HUF	830,000,000	EUR	2,666,580	Bank of America, N.A.	6/21/18	—	(27,408)
HUF	442,000,000	EUR	1,410,866	State Street Bank and Trust Company	6/21/18	—	(3,483)
PLN	4,449,293	EUR	1,052,862	Societe Generale	6/21/18	—	(7,632)
PLN	536,238	EUR	126,804	State Street Bank and Trust Company	6/21/18	—	(812)

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MXN	600,235,220	USD	31,573,487	Goldman Sachs International	6/22/18	$270,457	$—
USD	2,051,699	MXN	38,000,000	Goldman Sachs International	6/22/18	35,707	—
USD	2,029,490	MXN	38,582,098	Goldman Sachs International	6/22/18	—	(17,385)
COP	11,000,000,000	USD	3,851,406	Goldman Sachs International	6/25/18	61,638	—
COP	35,747,558,000	USD	12,471,021	JPMorgan Chase Bank, N.A.	6/25/18	245,503	—
COP	31,845,162,000	USD	11,115,822	Standard Chartered Bank	6/25/18	212,498	—
INR	242,100,000	USD	3,665,128	Goldman Sachs International	6/25/18	—	(46,648)
INR	377,900,000	USD	5,720,990	UBS AG	6/25/18	—	(72,814)
PLN	15,000,000	USD	4,354,990	Credit Agricole Corporate and Investment Bank	6/25/18	—	(77,928)
PLN	64,631,555	USD	18,764,651	Credit Agricole Corporate and Investment Bank	6/25/18	—	(335,774)
USD	9,386,118	INR	620,000,000	Goldman Sachs International	6/25/18	119,462	—
USD	521,310	KZT	173,075,000	Goldman Sachs International	6/26/18	—	(1,735)
PLN	9,507,825	EUR	2,238,210	Societe Generale	6/27/18	—	(3,169)
USD	1,706,054	KZT	566,410,000	Goldman Sachs International	6/27/18	—	(5,375)
CZK	40,005,000	EUR	1,571,795	Citibank, N.A.	6/28/18	—	(12,951)
CZK	17,291,500	EUR	677,832	JPMorgan Chase Bank, N.A.	6/28/18	—	(3,718)
RUB	773,000,000	USD	13,296,637	Bank of America, N.A.	6/29/18	—	(1,104,581)
USD	4,453,728	RUB	258,917,500	Bank of America, N.A.	6/29/18	369,981	—
EUR	110,016	USD	135,950	Goldman Sachs International	7/12/18	—	(2,369)
EUR	111,169	USD	138,116	Goldman Sachs International	7/12/18	—	(3,137)
EUR	3,324,655	USD	4,173,274	Goldman Sachs International	7/12/18	—	(136,533)
EUR	24,456,818	USD	30,612,599	Goldman Sachs International	7/12/18	—	(917,545)
EUR	24,000,000	USD	30,140,160	Goldman Sachs International	7/12/18	—	(999,766)
USD	3,144,741	EUR	2,504,094	Goldman Sachs International	7/12/18	104,313	—
USD	2,824,537	EUR	2,256,561	Goldman Sachs International	7/12/18	84,659	—
PLN	14,400,000	EUR	3,406,602	Credit Agricole Corporate and Investment Bank	7/16/18	—	(29,560)
MXN	443,085,020	USD	24,230,284	Credit Agricole Corporate and Investment Bank	7/18/18	—	(818,181)
MXN	40,000,000	USD	2,152,376	Goldman Sachs International	7/18/18	—	(38,822)
PLN	29,000,000	EUR	6,884,861	Bank of America, N.A.	7/23/18	—	(92,259)
MXN	440,000,000	USD	24,007,317	Credit Agricole Corporate and Investment Bank	7/25/18	—	(783,231)
USD	2,213,580	KZT	748,190,000	Citibank, N.A.	7/27/18	—	(38,147)
UAH	237,903,000	USD	8,189,432	Standard Chartered Bank	7/30/18	542,054	—
USD	786,215	KZT	261,220,000	Deutsche Bank AG	7/30/18	341	—
USD	4,447,190	KZT	1,440,000,000	Standard Chartered Bank	7/30/18	114,986	—
RUB	107,052,000	USD	1,673,603	Bank of America, N.A.	7/31/18	8,586	—
RUB	100,000,000	USD	1,728,907	Citibank, N.A.	7/31/18	—	(157,532)
RUB	160,000,000	USD	2,783,577	Societe Generale	7/31/18	—	(269,376)
USD	4,772,360	RUB	305,264,000	Bank of America, N.A.	7/31/18	—	(24,485)
PHP	361,000,000	USD	6,889,313	Deutsche Bank AG	8/2/18	58,857	—
PHP	356,000,000	USD	6,794,541	Goldman Sachs International	8/2/18	57,393	—
PHP	256,374,000	USD	4,902,363	Standard Chartered Bank	8/2/18	32,069	—

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	24,097,663	ZAR	301,999,017	Credit Agricole Corporate and Investment Bank	8/2/18	$153,256	$—
USD	1,876,895	ZAR	23,521,800	Credit Agricole Corporate and Investment Bank	8/2/18	11,937	—
USD	5,597,300	EUR	4,438,779	JPMorgan Chase Bank, N.A.	9/13/18	180,594	—
CZK	298,283,500	EUR	11,692,807	JPMorgan Chase Bank, N.A.	9/20/18	—	(92,332)
DOP	492,000,000	USD	9,798,845	Citibank, N.A.	10/9/18	—	(69,734)
USD	9,073,490	EUR	7,229,296	JPMorgan Chase Bank, N.A.	10/12/18	230,570	—
USD	803,033	KZT	270,020,000	Citibank, N.A.	10/25/18	927	—
MAD	9,720,000	USD	1,012,500	BNP Paribas	1/22/19	14,732	—
MAD	9,490,000	USD	995,281	BNP Paribas	1/22/19	7,645	—
TRY	3,689,471	USD	885,190	Deutsche Bank AG	1/28/19	—	(49,766)
TRY	3,689,000	USD	884,864	Standard Chartered Bank	1/28/19	—	(49,547)
USD	158,949	KZT	54,440,000	Deutsche Bank AG	1/28/19	—	(651)
USD	426,511	KZT	146,080,000	Deutsche Bank AG	1/28/19	—	(1,747)
USD	860,785	TRY	3,589,471	Deutsche Bank AG	1/28/19	48,004	—
USD	885,714	TRY	3,689,000	Standard Chartered Bank	1/28/19	50,397	—
UAH	124,521,000	USD	4,094,739	Bank of America, N.A.	1/29/19	144,396	—
UAH	117,200,000	USD	4,000,000	JPMorgan Chase Bank, N.A.	1/29/19	—	(10,099)
UAH	31,315,900	USD	1,068,802	Goldman Sachs International	1/30/19	—	(3,130)
TRY	24,500,000	USD	5,381,741	Standard Chartered Bank	4/9/19	47,382	—
TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(606,491)
TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(409,475)
TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(51,153)
TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(53,441)
TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(6,756)
TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(69,200)
TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	2,466	—
TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(163,219)

						$10,644,701	$(16,859,321)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

6/22/18	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$2,232,076	$11,779
6/22/18	COP	22,650,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	8,063,497	32,068
6/22/18	COP	16,000,000	Republic of Colombia, 7.00%, 6/30/32	Deutsche Bank AG	5,696,068	39,297
6/22/18	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,275,935	20,001
6/22/18	COP	10,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	3,560,043	18,769

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

6/22/18	COP	10,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	$3,560,043	$21,560
6/22/18	COP	17,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	6,052,073	56,575
6/22/18	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	12,194,855	90,071

						$290,120

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	113	Short	Jun-18	$(10,806,508)	$58,266
10-Year USD Deliverable Interest Rate Swap	71	Short	Jun-18	(6,624,078)	40,011
U.S. 5-Year Treasury Note	225	Short	Jun-18	(25,539,258)	70,074

					$168,351

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	124,963	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	$(142,489)
CME Group, Inc.	BRL	62,150	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(73,987)
CME Group, Inc.	BRL	147,339	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(175,627)
CME Group, Inc.	BRL	48,747	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	(55,584)
CME Group, Inc.	BRL	56,030	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.82% (pays upon termination)	1/2/19	(71,015)
CME Group, Inc.	BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/19	138,303

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/19	$69,829
CME Group, Inc.	BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	71,179
CME Group, Inc.	BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	141,375
CME Group, Inc.	BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.38% (pays upon termination)	1/2/19	215,474
CME Group, Inc.	BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.39% (pays upon termination)	1/2/19	256,087
CME Group, Inc.	BRL	30,354	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	151,801
CME Group, Inc.	BRL	19,650	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	104,830
CME Group, Inc.	BRL	9,631	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	54,053
CME Group, Inc.	BRL	9,925	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	57,772
CME Group, Inc.	BRL	11,288	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	69,857
CME Group, Inc.	BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	160,536
CME Group, Inc.	BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	53,602
CME Group, Inc.	BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	252,131
CME Group, Inc.	MXN	452,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(291,167)
CME Group, Inc.	MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(131,386)
CME Group, Inc.	MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(155,357)
CME Group, Inc.	MXN	1,350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(745,605)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	1,150,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.26% (pays monthly)	11/6/19	$(449,621)
CME Group, Inc.	MXN	386,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.89% (pays monthly)	1/8/20	60,728
CME Group, Inc.	MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(67,787)
CME Group, Inc.	MXN	108,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.78% (pays monthly)	7/11/22	(151,998)
CME Group, Inc.	MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	(88,662)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(267,540)
CME Group, Inc.	MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(627,508)
CME Group, Inc.	MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	55,202
CME Group, Inc.	MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(232,987)
LCH.Clearnet	EUR	16,650	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	(69,372)
LCH.Clearnet	MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	40,416
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	189,034
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	228,883
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	(4,441)
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	(1,623)
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	72,518
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	16,194
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	17,371
LCH.Clearnet	PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	17,360
LCH.Clearnet	PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	70,960
LCH.Clearnet	USD	2,208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	93,629
LCH.Clearnet	USD	4,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	314,035
LCH.Clearnet	ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	57,383

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	$413,273
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	143,648

							$(216,293)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,559,175
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(35,896)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	100,843
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	356,501
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	(10,556)
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	(7,890)
Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(67,483)
Bank of America, N.A.	THB	340,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.00% (pays semi-annually)	5/2/23	(41,839)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	885,695
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	(19,914)
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	75,156
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	(38,601)

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Citibank, N.A.	THB	1,110,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	$(4,133)
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	(85,205)
Credit Suisse International	RUB	193,050	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	8.07% (pays annually)	5/10/22	262,033
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	62,156
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	138,246
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	227,076
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	68,554
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	12,776
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	16,655
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR (pays quarterly)	4.38% (pays quarterly)	11/23/20	39,449
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays semi-annually)	3/21/19	68,311
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR (pays quarterly)	4.04% (pays quarterly)	11/18/21	12,851
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	458,750
Goldman Sachs International	RUB	500,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.73% (pays annually)	12/6/22	217,149
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(16,434)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	131,245

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	$8,044
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	5,376
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	18,259
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	13,494
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	10/11/18	113,223
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	15.58% (pays upon termination)	1/2/19	2,300,974
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	109
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	223,777
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	481,948
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	3,724
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	5,503

							$7,539,101

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation

Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit	$100	1.00% (pays quarterly)(1)	6/20/23	$1,830	$(1,993)	$(163)
South Africa	ICE Clear Credit	150	1.00% (pays quarterly)(1)	12/20/19	(1,059)	(1,498)	(2,557)
South Africa	ICE Clear Credit	100	1.00% (pays quarterly)(1)	3/20/20	(685)	(1,176)	(1,861)

Total					$86	$(4,667)	$(4,581)

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.78%	$(45,572)	$119,057	$73,485
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	0.87	22,789	87,746	110,535
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	0.87	9,617	36,544	46,161

Total		$12,450				$(13,166)	$243,347	$230,181

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation

South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(2,125)	$(2,279)	$(4,404)
South Africa	Bank of America, N.A.	525	1.00% (pays quarterly)(1)	12/20/20	(2,227)	(5,856)	(8,083)
South Africa	Bank of America, N.A.	775	1.00% (pays quarterly)(1)	12/20/20	(3,288)	(7,881)	(11,169)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(2,125)	(2,635)	(4,760)
South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(691)	(754)	(1,445)
South Africa	Barclays Bank PLC	565	1.00% (pays quarterly)(1)	12/20/20	(2,397)	(5,724)	(8,121)
South Africa	Barclays Bank PLC	750	1.00% (pays quarterly)(1)	12/20/20	(3,182)	(8,053)	(11,235)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(691)	(827)	(1,518)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(691)	(1,006)	(1,697)
South Africa	Credit Suisse International	775	1.00% (pays quarterly)(1)	12/20/20	(3,288)	(8,379)	(11,667)
South Africa	Credit Suisse International	790	1.00% (pays quarterly)(1)	12/20/20	(3,352)	(8,975)	(12,327)
South Africa	Credit Suisse International	840	1.00% (pays quarterly)(1)	12/20/20	(3,564)	(11,729)	(15,293)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	(2,735)	(6,796)	(9,531)
South Africa	Deutsche Bank AG	610	1.00% (pays quarterly)(1)	12/20/20	(2,588)	(6,440)	(9,028)
South Africa	Goldman Sachs International	815	1.00% (pays quarterly)(1)	12/20/20	(3,458)	(8,779)	(12,237)
South Africa	Goldman Sachs International	820	1.00% (pays quarterly)(1)	12/20/20	(3,479)	(8,976)	(12,455)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(708)	(1,041)	(1,749)

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation

South Africa	JPMorgan Chase Bank, N.A.	$100	1.00% (pays quarterly)(1)	12/20/19	$(708)	$(1,250)	$(1,958)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(691)	(812)	(1,503)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(690)	(841)	(1,531)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(690)	(1,163)	(1,853)

Total					$(43,368)	$(100,196)	$(143,564)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,450,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Citibank, N.A.	UAH	11,524	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $398,679 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	$24,523
Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $5,274,012 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(117,693)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $7,153,635 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(207,591)

						$(300,761)

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 105,055,556 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	$9,854
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 106,780,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	12,013
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	19,018
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	18,879
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 44,199,615 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	13,361
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(7,536)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(9,491)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(13,570)
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(4,854,697)

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 47,360,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	$7,759
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(1,581,398)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(4,148,169)

				$(10,533,977)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

ARPP7DRR	–	Argentina Central Bank 7-day Repo Reference Rate
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ALL	–	Albanian Lek
ARS	–	Argentine Peso
BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UAH	–	Ukrainian Hryvnia
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $740,095,525)	$725,195,719
Affiliated investment, at value (identified cost, $100,919,564)	100,919,564
Cash	4,048,489
Deposits for derivatives collateral —
Financial futures contracts	683,450
Centrally cleared swap contracts	7,452,459
OTC derivatives	1,948,000
Foreign currency, at value (identified cost, $15,942,006)	15,818,421
Interest receivable	10,054,652
Dividends receivable from affiliated investment	105,023
Receivable for open forward foreign currency exchange contracts	10,644,701
Receivable for open swap contracts	8,202,640
Premium paid on open non-centrally cleared swap contracts	100,196
Receivable for open non-deliverable bond forward contracts	290,120
Tax reclaims receivable	2,773
Total assets	$885,466,207

Liabilities
Cash collateral due to brokers	$1,948,000
Written options outstanding, at value (premiums received, $171,309)	16,904
Payable for investments purchased	9,329,891
Payable for variation margin on open financial futures contracts	27,750
Payable for variation margin on open centrally cleared swap contracts	291,782
Payable for open forward foreign currency exchange contracts	16,859,321
Payable for open swap contracts	11,411,660
Premium received on open non-centrally cleared swap contracts	243,347
Payable to affiliates:
Investment adviser fee	452,556
Trustees’ fees	2,520
Accrued foreign capital gains taxes	485,812
Accrued expenses	487,270
Total liabilities	$41,556,813
Net Assets applicable to investors’ interest in Portfolio	$843,909,394

Sources of Net Assets
Investors’ capital	$868,754,619
Net unrealized depreciation	(24,845,225)
Total	$843,909,394

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $1,319,873)	$31,657,846
Dividends from affiliated investment	404,935
Total investment income	$32,062,781

Expenses
Investment adviser fee	$2,429,261
Trustees’ fees and expenses	15,125
Custodian fee	611,979
Legal and accounting services	70,561
Interest expense and fees	57,848
Miscellaneous	17,871
Total expenses	$3,202,645

Net investment income	$28,860,136

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $42,986)	$(1,781,729)
Investment transactions — affiliated investment	(10,346)
Written options	217,597
Financial futures contracts	1,196,430
Swap contracts	777,741
Foreign currency transactions	(1,478,380)
Forward foreign currency exchange contracts	6,543,657
Non-deliverable bond forward contracts	753,338
Net realized gain	$6,218,308
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $30,219)	$(9,263,321)
Investments — affiliated investment	1,723
Written options	(57,795)
Financial futures contracts	(37,444)
Swap contracts	(209,259)
Foreign currency	(214,769)
Forward foreign currency exchange contracts	(2,192,027)
Non-deliverable bond forward contracts	322,151
Net change in unrealized appreciation (depreciation)	$(11,650,741)

Net realized and unrealized loss	$(5,432,433)

Net increase in net assets from operations	$23,427,703

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$28,860,136	$25,155,105
Net realized gain	6,218,308	12,815,031
Net change in unrealized appreciation (depreciation)	(11,650,741)	(6,695,693)
Net increase in net assets from operations	$23,427,703	$31,274,443
Capital transactions —
Contributions	$246,212,669	$284,624,454
Withdrawals	(42,912,442)	(47,021,808)
Net increase in net assets from capital transactions	$203,300,227	$237,602,646

Net increase in net assets	$226,727,930	$268,877,089

Net Assets
At beginning of period	$617,181,464	$348,304,375
At end of period	$843,909,394	$617,181,464

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017		2016		2015		2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.85	%(2)(3)	0.81	%(4)	0.91	%(4)	0.95	%(4)	0.92	%(4)	0.97	%(4)
Net investment income	7.70	%(2)	5.90%		5.94%		5.88%		5.53%		5.25%
Portfolio Turnover	18	%(5)	40%		73%		47%		97%		27%

Total Return	3.78	%(5)	8.32%		16.39%		(17.07)%		0.00	%(6)	(3.10)%

Net assets, end of period (000’s omitted)	$843,909		$617,181		$348,304		$280,052		$423,532		$564,863

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2018.

(4)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06% and 0.14% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 89.6%, 7.3%, 1.8% and 1.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

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Emerging Markets Local Income Portfolio

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Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike

39

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Notes to Financial Statements (Unaudited) — continued

price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of

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Emerging Markets Local Income Portfolio

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Notes to Financial Statements (Unaudited) — continued

cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $2,429,261 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $122,366,627 and $82,465,700, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$848,879,689

Gross unrealized appreciation	$36,075,816
Gross unrealized depreciation	(68,043,169)

Net unrealized depreciation	$(31,967,353)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $28,233,261. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $18,502,251 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options, as the Portfolio, not the counterparty is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated Investments, at value	$—	$16,904	$—	$16,904
Net unrealized depreciation*	1,830	—	3,755,814	3,757,644
Receivable for open forward foreign currency exchange contracts	—	10,644,701	—	10,644,701
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	32,406	24,523	7,947,936	8,004,865
Receivable for open non-deliverable bond forward contracts	—	—	290,120	290,120

Total Asset Derivatives	$34,236	$10,686,128	$11,993,870	$22,714,234

Derivatives not subject to master netting or similar agreements	$1,830	$—	$3,755,814	$3,757,644

Total Asset Derivatives subject to master netting or similar agreements	$32,406	$10,686,128	$8,238,056	$18,956,590

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Notes to Financial Statements (Unaudited) — continued

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$(16,904)	$—	$(16,904)
Net unrealized depreciation*	(1,744)	—	(3,803,756)	(3,805,500)
Payable for open forward foreign currency exchange contracts	—	(16,859,321)	—	(16,859,321)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(88,940)	(325,284)	(10,942,812)	(11,357,036)

Total Liability Derivatives	$(90,684)	$(17,201,509)	$(14,746,568)	$(32,038,761)

Derivatives not subject to master netting or similar agreements	$(1,744)	$—	$(3,803,756)	$(3,805,500)

Total Liability Derivatives subject to master netting or similar agreements	$(88,940)	$(17,201,509)	$(10,942,812)	$(28,233,261)

*	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,833,216	$(2,046,383)	$—	$(786,833)	$—	$988,000
Barclays Bank PLC	981,609	(38,992)	—	(810,000)	132,617	810,000
BNP Paribas	2,753,970	(1,417,352)	(1,302,924)	—	33,694	—
Citibank, N.A.	953,784	(953,784)	—	—	—	—
Credit Agricole Corporate and Investment Bank	498,392	(498,392)	—	—	—	—
Credit Suisse International	462,435	(418,624)	—	(43,811)	—	150,000
Deutsche Bank AG	2,130,996	(2,130,996)	—	—	—	—
Goldman Sachs International	1,524,258	(1,524,258)	—	—	—	—
HSBC Bank USA, N.A.	131,245	(16,434)	(114,811)	—	—	—
JPMorgan Chase Bank, N.A.	943,889	(908,337)	(35,552)	—	—	—
Morgan Stanley & Co. International PLC	2,301,083	—	(2,301,083)	—	—	—
Nomura International PLC	719,568	(23,747)	(646,155)	—	49,666	—
Standard Chartered Bank	2,714,417	(2,714,417)	—	—	—	—
State Street Bank and Trust Company	4,177	(4,177)	—	—	—	—
UBS AG	3,551	(3,551)	—	—	—	—

	$18,956,590	$(12,699,444)	$(4,400,525)	$(1,640,644)	$215,977	$1,948,000

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Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(2,046,383)	$2,046,383	$—	$—	$—	$—
Barclays Bank PLC	(38,992)	38,992	—	—	—	—
BNP Paribas	(1,417,352)	1,417,352	—	—	—	—
Citibank, N.A.	(1,061,167)	953,784	107,383	—	—	—
Credit Agricole Corporate and Investment Bank	(2,648,657)	498,392	1,623,364	—	(526,901)	—
Credit Suisse International	(418,624)	418,624	—	—	—	—
Deutsche Bank AG	(5,920,696)	2,130,996	3,581,835	—	(207,865)	—
Goldman Sachs International	(9,012,459)	1,524,258	7,488,201	—	—	—
HSBC Bank USA, N.A.	(16,434)	16,434	—	—	—	—
JPMorgan Chase Bank, N.A.	(908,337)	908,337	—	—	—	—
Nomura International PLC	(23,747)	23,747	—	—	—	—
Societe Generale	(280,177)	—	201,857	—	(78,320)	—
Standard Chartered Bank	(4,353,353)	2,714,417	1,638,936	—	—	—
State Street Bank and Trust Company	(5,364)	4,177	—	—	(1,187)	—
UBS AG	(81,519)	3,551	77,968	—	—	—

	$(28,233,261)	$12,699,444	$14,719,544	$—	$(814,273)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,948,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) — Investment transactions	$—	$(73,005)	$—
Written options	—	217,597	—
Financial futures contracts	—	—	1,196,430
Swap contracts	62,413	343,200	372,128
Forward foreign currency exchange contracts	—	6,543,657	—

Non-deliverable bond forward contracts	—	—	753,338

Total	$62,413	$7,031,449	$2,321,896

Change in unrealized appreciation (depreciation) — Investments	$—	$53,386	$—
Written options	—	(57,795)	—
Financial futures contracts	—	—	(37,444)
Swap contracts	(82,585)	(300,761)	174,087
Forward foreign currency exchange contracts	—	(2,192,027)	—

Non-deliverable bond forward contracts	—	—	322,151

Total	$(82,585)	$(2,497,197)	$458,794

44

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$37,641,000	$1,109,072,000	$34,829,000	$703,769,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $23,664,000 and $20,212,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

45

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$437,328,961	$—	$437,328,961
Foreign Corporate Bonds	—	11,069,001	—	11,069,001
Sovereign Loans	—	6,321,672	—	6,321,672
Short-Term Investments —
Foreign Government Securities	—	251,668,113	—	251,668,113
U.S. Treasury Obligations	—	18,791,068	—	18,791,068
Other	—	100,919,564	—	100,919,564
Purchased Currency Options	—	16,904	—	16,904

Total Investments	$—	$826,115,283	$—	$826,115,283

Forward Foreign Currency Exchange Contracts	$—	$10,644,701	$—	$10,644,701
Non-deliverable Bond Forward Contracts	—	290,120	—	290,120
Futures Contracts	168,351	—	—	168,351
Swap Contracts	—	11,594,158	—	11,594,158

Total	$168,351	$848,644,262	$—	$848,812,613

Liability Description

Written Currency Options	$—	$(16,904)	$—	$(16,904)
Forward Foreign Currency Exchange Contracts	—	(16,859,321)	—	(16,859,321)
Swap Contracts	—	(15,162,536)	—	(15,162,536)

Total	$—	$(32,038,761)	$—	$(32,038,761)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

46

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

48

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio , on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each

49

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

50

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.18

Eaton Vance

Floating-Rate Advantage Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Floating-Rate Advantage Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	55

Officers and Trustees	58

Important Notices	59

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	2.65%	5.07%	4.11%	5.66%
Class A at NAV	03/17/2008	08/04/1989	2.65	5.07	4.12	5.67
Class A with 2.25% Maximum Sales Charge	—	—	0.35	2.71	3.64	5.42
Class B at NAV	08/04/1989	08/04/1989	2.57	4.70	3.76	5.32
Class B with 3% Maximum Sales Charge	—	—	–0.43	1.70	3.76	5.32
Class C at NAV	03/15/2008	08/04/1989	2.40	4.55	3.60	5.15
Class C with 1% Maximum Sales Charge	—	—	1.40	3.55	3.60	5.15
Class I at NAV	03/15/2008	08/04/1989	2.78	5.34	4.37	5.92
S&P/LSTA Leveraged Loan Index	—	—	2.39%	4.41%	3.85%	5.28%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
Gross		1.29%	1.28%	1.63%	1.79%	1.04%
Net		0.95	0.94	1.29	1.45	0.70

% Total Leverage[4]
Borrowings						13.15%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Fund Profile5

Top 10 Issuers (% of total investments)6

Virgin Media Investment Holdings Limited	1.0%

TransDigm, Inc.	1.0

Reynolds Group Holdings, Inc.	0.9

Asurion, LLC	0.9

Valeant Pharmaceuticals International, Inc.	0.8

1011778 B.C. Unlimited Liability Company	0.8

Infor (US), Inc.	0.8

Univision Communications Inc.	0.8

Uber Technologies	0.8

MA FinanceCo., LLC	0.8

Total	8.6%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	10.9%

Health Care	9.9

Business Equipment and Services	9.6

Chemicals and Plastics	5.0

Industrial Equipment	4.4

Lodging and Casinos	4.4

Cable and Satellite Television	4.3

Telecommunications	3.8

Financial Intermediaries	3.5

Leisure Goods/Activities/Movies	3.5

Total	59.3%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Total annual Fund operating expense ratio is as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense on borrowings. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,026.50	$7.03	1.40%
Class A	$1,000.00	$1,026.50	$7.03	1.40%
Class B	$1,000.00	$1,025.70	$8.79	1.75%
Class C	$1,000.00	$1,024.00	$9.53	1.90%
Class I	$1,000.00	$1,027.80	$5.78	1.15%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,017.90	$7.00	1.40%
Class A	$1,000.00	$1,017.90	$7.00	1.40%
Class B	$1,000.00	$1,016.10	$8.75	1.75%
Class C	$1,000.00	$1,015.40	$9.49	1.90%
Class I	$1,000.00	$1,019.10	$5.76	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Senior Debt Portfolio, at value (identified cost, $8,669,659,027)	$8,683,170,620
Receivable for Fund shares sold	39,318,460
Total assets	$8,722,489,080

Liabilities
Payable for Fund shares redeemed	$22,355,682
Distributions payable	5,656,934
Payable to affiliates:
Administration fee	699,057
Distribution and service fees	1,082,828
Trustees’ fees	42
Accrued expenses	1,036,781
Total liabilities	$30,831,324
Net Assets	$8,691,657,756

Sources of Net Assets
Paid-in capital	$8,836,511,308
Accumulated distributions in excess of net investment income	(812,593)
Accumulated net realized loss from Portfolio	(157,552,552)
Net unrealized appreciation from Portfolio	13,511,593
Total	$8,691,657,756

Advisers Class Shares
Net Assets	$187,750,407
Shares Outstanding	17,128,787
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.96

Class A Shares
Net Assets	$1,685,548,050
Shares Outstanding	153,739,649
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.96
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$11.21

Class B Shares
Net Assets	$3,631,331
Shares Outstanding	330,538
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.99

Class C Shares
Net Assets	$1,144,935,674
Shares Outstanding	104,630,246
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.94

Class I Shares
Net Assets	$5,669,792,294
Shares Outstanding	517,206,949
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.96

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries as disclosed in an appendix to the fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income allocated from Portfolio	$225,121,488
Dividends allocated from Portfolio	901,348
Expenses, excluding interest expense, allocated from Portfolio	(20,412,895)
Interest expense allocated from Portfolio	(17,906,369)
Total investment income from Portfolio	$187,703,572

Expenses
Administration fee	$3,915,859
Distribution and service fees
Advisers Class	199,258
Class A	1,962,398
Class B	12,339
Class C	4,228,389
Trustees’ fees and expenses	250
Custodian fee	29,824
Transfer and dividend disbursing agent fees	2,168,597
Legal and accounting services	63,572
Printing and postage	245,056
Registration fees	236,082
Miscellaneous	25,635
Total expenses	$13,087,259

Net investment income	$174,616,313

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$30,807,123
Foreign currency transactions	(1,369,432)
Forward foreign currency exchange contracts	(14,103,043)
Net realized gain	$15,334,648
Change in unrealized appreciation (depreciation) —
Investments	$17,684,241
Foreign currency	1,265,134
Forward foreign currency exchange contracts	5,913,480
Net change in unrealized appreciation (depreciation)	$24,862,855

Net realized and unrealized gain	$40,197,503

Net increase in net assets from operations	$214,813,816

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$174,616,313	$297,652,520
Net realized gain (loss)	15,334,648	(55,044,770)
Net change in unrealized appreciation (depreciation)	24,862,855	150,623,731
Net increase in net assets from operations	$214,813,816	$393,231,481
Distributions to shareholders —
From net investment income
Advisers Class	$(3,488,060)	$(6,199,962)
Class A	(34,306,711)	(71,272,695)
Class B	(82,423)	(236,791)
Class C	(21,802,525)	(43,682,782)
Class I	(114,912,058)	(175,984,922)
Total distributions to shareholders	$(174,591,777)	$(297,377,152)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$63,962,355	$67,255,863
Class A	307,351,404	955,067,373
Class B	13,468	119,357
Class C	84,248,181	250,269,460
Class I	1,794,988,838	3,661,216,394
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	3,460,421	6,128,217
Class A	30,851,377	64,704,073
Class B	58,927	171,883
Class C	18,591,956	36,210,107
Class I	91,447,966	138,192,859
Cost of shares redeemed
Advisers Class	(28,802,035)	(54,790,655)
Class A	(214,891,297)	(1,018,860,518)
Class B	(492,155)	(1,575,960)
Class C	(117,421,250)	(251,459,671)
Class I	(1,015,362,074)	(1,485,424,699)
Net asset value of shares exchanged
Class A	696,290	1,265,242
Class B	(696,290)	(1,265,242)
Net increase in net assets from Fund share transactions	$1,018,006,082	$2,367,224,083

Net increase in net assets	$1,058,228,121	$2,463,078,412

Net Assets
At beginning of period	$7,633,429,635	$5,170,351,223
At end of period	$8,691,657,756	$7,633,429,635

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(812,593)	$(837,129)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.910	$10.740	$10.470	$10.940	$11.170	$11.060

Income (Loss) From Operations
Net investment income(1)	$0.237	$0.463	$0.527	$0.504	$0.485	$0.502
Net realized and unrealized gain (loss)	0.050	0.170	0.270	(0.469)	(0.222)	0.123

Total income from operations	$0.287	$0.633	$0.797	$0.035	$0.263	$0.625

Less Distributions
From net investment income	$(0.237)	$(0.463)	$(0.527)	$(0.505)	$(0.493)	$(0.515)

Total distributions	$(0.237)	$(0.463)	$(0.527)	$(0.505)	$(0.493)	$(0.515)

Net asset value — End of period	$10.960	$10.910	$10.740	$10.470	$10.940	$11.170

Total Return(2)	2.65%	5.99%	7.93%	0.28%	2.38%	5.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$187,750	$148,322	$127,613	$156,112	$169,637	$212,780
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees(4)	0.94%	0.95%	1.03%	1.02%	1.00%	0.96%
Interest and fee expense	0.46%	0.34%	0.44%	0.35%	0.27%	0.22%
Total expenses(4)	1.40%	1.29%	1.47%	1.37%	1.27%	1.18%
Net investment income	4.37%	4.26%	5.10%	4.66%	4.36%	4.49%
Portfolio Turnover of the Portfolio	17%	39%	38%	27%	38%	29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.910	$10.740	$10.480	$10.950	$11.180	$11.060

Income (Loss) From Operations
Net investment income(1)	$0.237	$0.462	$0.527	$0.504	$0.485	$0.505
Net realized and unrealized gain (loss)	0.050	0.171	0.261	(0.469)	(0.222)	0.130

Total income from operations	$0.287	$0.633	$0.788	$0.035	$0.263	$0.635

Less Distributions
From net investment income	$(0.237)	$(0.463)	$(0.528)	$(0.505)	$(0.493)	$(0.515)

Total distributions	$(0.237)	$(0.463)	$(0.528)	$(0.505)	$(0.493)	$(0.515)

Net asset value — End of period	$10.960	$10.910	$10.740	$10.480	$10.950	$11.180

Total Return(2)	2.65%	5.99%	7.83%	0.37%	2.28%	5.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,685,548	$1,553,486	$1,524,471	$1,684,665	$2,101,269	$2,224,597
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees(4)	0.94%	0.94%	1.03%	1.01%	1.00%	0.97%
Interest and fee expense	0.46%	0.34%	0.44%	0.35%	0.27%	0.22%
Total expenses(4)	1.40%	1.28%	1.47%	1.36%	1.27%	1.19%
Net investment income	4.37%	4.26%	5.10%	4.66%	4.36%	4.52%
Portfolio Turnover of the Portfolio	17%	39%	38%	27%	38%	29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.930	$10.760	$10.500	$10.970	$11.200	$11.090

Income (Loss) From Operations
Net investment income(1)	$0.218	$0.427	$0.496	$0.468	$0.447	$0.483
Net realized and unrealized gain (loss)	0.060	0.168	0.258	(0.470)	(0.222)	0.105

Total income (loss) from operations	$0.278	$0.595	$0.754	$(0.002)	$0.225	$0.588

Less Distributions
From net investment income	$(0.218)	$(0.425)	$(0.494)	$(0.468)	$(0.455)	$(0.478)

Total distributions	$(0.218)	$(0.425)	$(0.494)	$(0.468)	$(0.455)	$(0.478)

Net asset value — End of period	$10.990	$10.930	$10.760	$10.500	$10.970	$11.200

Total Return(2)	2.57%	5.62%	7.47%	(0.06)%	2.02%	5.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,631	$4,727	$7,174	$11,654	$24,737	$40,296
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees(4)	1.29%	1.29%	1.38%	1.36%	1.35%	1.33%
Interest and fee expense	0.46%	0.34%	0.44%	0.35%	0.27%	0.22%
Total expenses(4)	1.75%	1.63%	1.82%	1.71%	1.62%	1.55%
Net investment income	4.02%	3.92%	4.80%	4.31%	4.01%	4.31%
Portfolio Turnover of the Portfolio	17%	39%	38%	27%	38%	29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.890	$10.720	$10.460	$10.920	$11.160	$11.040

Income (Loss) From Operations
Net investment income(1)	$0.209	$0.408	$0.474	$0.449	$0.429	$0.451
Net realized and unrealized gain (loss)	0.050	0.170	0.261	(0.459)	(0.232)	0.128

Total income (loss) from operations	$0.259	$0.578	$0.735	$(0.010)	$0.197	$0.579

Less Distributions
From net investment income	$(0.209)	$(0.408)	$(0.475)	$(0.450)	$(0.437)	$(0.459)

Total distributions	$(0.209)	$(0.408)	$(0.475)	$(0.450)	$(0.437)	$(0.459)

Net asset value — End of period	$10.940	$10.890	$10.720	$10.460	$10.920	$11.160

Total Return(2)	2.40%	5.47%	7.30%	(0.14)%	1.77%	5.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,144,936	$1,153,754	$1,101,121	$1,133,487	$1,293,026	$1,324,676
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees(4)	1.44%	1.45%	1.53%	1.51%	1.50%	1.47%
Interest and fee expense	0.46%	0.34%	0.44%	0.35%	0.27%	0.22%
Total expenses(4)	1.90%	1.79%	1.97%	1.86%	1.77%	1.69%
Net investment income	3.87%	3.76%	4.60%	4.16%	3.86%	4.05%
Portfolio Turnover of the Portfolio	17%	39%	38%	27%	38%	29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.910	$10.740	$10.470	$10.940	$11.180	$11.060

Income (Loss) From Operations
Net investment income(1)	$0.250	$0.489	$0.551	$0.530	$0.513	$0.532
Net realized and unrealized gain (loss)	0.050	0.171	0.271	(0.468)	(0.232)	0.131

Total income from operations	$0.300	$0.660	$0.822	$0.062	$0.281	$0.663

Less Distributions
From net investment income	$(0.250)	$(0.490)	$(0.552)	$(0.532)	$(0.521)	$(0.543)

Total distributions	$(0.250)	$(0.490)	$(0.552)	$(0.532)	$(0.521)	$(0.543)

Net asset value — End of period	$10.960	$10.910	$10.740	$10.470	$10.940	$11.180

Total Return(2)	2.78%	6.26%	8.19%	0.53%	2.54%	6.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,669,792	$4,773,140	$2,409,972	$2,103,799	$2,869,565	$3,193,359
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees(4)	0.69%	0.70%	0.78%	0.77%	0.75%	0.72%
Interest and fee expense	0.46%	0.34%	0.44%	0.35%	0.27%	0.22%
Total expenses(4)	1.15%	1.04%	1.22%	1.12%	1.02%	0.94%
Net investment income	4.62%	4.50%	5.33%	4.89%	4.61%	4.76%
Portfolio Turnover of the Portfolio	17%	39%	38%	27%	38%	29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.4% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $28,945,759 and deferred capital losses of $142,308,047 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($28,308,325) and October 31, 2019 ($637,434) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $142,308,047 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $3,915,859. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $104,281 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $58,849 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $199,258 for Advisers Class shares and $1,962,398 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $8,226 and $3,382,711 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Although there is no present intention to do so, Class B and Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $4,113 and $845,678 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending

15

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $35,000 and $53,000 of CDSCs paid by Class A and Class C and less than $100 for Class B shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,022,355,918 and $210,198,279, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	5,847,393	6,196,331
Issued to shareholders electing to receive payments of distributions in Fund shares	316,497	563,910
Redemptions	(2,635,990)	(5,042,689)

Net increase	3,527,900	1,717,552

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	28,100,131	88,100,832
Issued to shareholders electing to receive payments of distributions in Fund shares	2,821,123	5,954,652
Redemptions	(19,669,755)	(93,672,749)
Exchange from Class B shares	63,728	116,311

Net increase	11,315,227	499,046

Class B	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,228	10,992
Issued to shareholders electing to receive payments of distributions in Fund shares	5,378	15,792
Redemptions	(44,981)	(144,808)
Exchange to Class A shares	(63,585)	(116,085)

Net decrease	(101,960)	(234,109)

16

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	7,718,131	23,116,784
Issued to shareholders electing to receive payments of distributions in Fund shares	1,703,280	3,338,402
Redemptions	(10,770,558)	(23,188,269)

Net increase (decrease)	(1,349,147)	3,266,917

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	164,131,062	337,261,442
Issued to shareholders electing to receive payments of distributions in Fund shares	8,363,132	12,710,195
Redemptions	(92,943,359)	(136,718,644)

Net increase	79,550,835	213,252,993

17

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 112.0%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.4%
Accudyne Industries, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		7,239	$7,288,390
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, Maturing July 18, 2018(2)		944	944,513
Term Loan - Second Lien, 8.80%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		1,257	1,021,985
TransDigm, Inc.
Term Loan, 4.79%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		58,579	58,915,352
Term Loan, 4.71%, (USD LIBOR + 2.50%), Maturing August 22, 2024(4)		37,939	38,156,386
Wesco Aircraft Hardware Corp.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,488	12,440,672
WP CPP Holdings, LLC
Term Loan, Maturing April 24, 2025(5)		4,450	4,490,793
			$123,258,091

Automotive — 2.6%
Allison Transmission, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022		1,106	$1,116,229
American Axle and Manufacturing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		31,963	32,153,048
Apro, LLC
Term Loan, 6.03%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,686	2,704,298
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,350,648
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		5,711	5,749,948
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,282	7,281,750
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,062	4,094,645
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		10,994	11,062,639

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
FCA US, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		35,244	$35,384,878
Federal-Mogul Holdings Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		43,439	43,939,019
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		15,325	15,408,015
Horizon Global Corporation
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		6,886	6,919,929
Term Loan, Maturing February 16, 2024(5)		500	504,050
Sage Automotive Interiors, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		9,302	9,418,301
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,776	8,229,027
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		19,373	19,544,870
Tower Automotive Holdings USA, LLC
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,484	17,578,563
Visteon Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,530
			$226,959,387

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,276	$5,336,038
Arterra Wines Canada, Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,764	4,793,769
Flavors Holdings, Inc.
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		9,331	8,398,228
Term Loan - Second Lien, 12.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,550,000
			$20,078,035

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		12,047	$12,107,071
Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.40% PIK), Maturing May 23, 2021		19,410	19,440,404
Oz Management L.P.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		7,325	7,370,781
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.86%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,866,500
Salient Partners L.P.
Term Loan, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		5,921	5,832,062
			$48,616,818

Building and Development — 2.9%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		29,007	$29,099,445
Beacon Roofing Supply, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,125	6,165,964
Capital Automotive L.P.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		7,569	7,626,651
Core & Main L.P.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		18,491	18,606,662
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		19,720	19,892,382
DTZ U.S. Borrower, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		51,269	51,419,000
Henry Company, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		13,284	13,450,171
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	7,300	8,886,001
Quikrete Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		41,721	41,950,681

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
RE/MAX International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		18,058	$18,159,269
Realogy Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		14,987	15,099,821
Summit Materials Companies I, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024		5,237	5,274,518
Werner FinCo L.P.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		11,298	11,368,977
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023		5,322	5,375,182
Term Loan - Second Lien, 10.98%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	10,047,000
			$262,421,724

Business Equipment and Services — 11.0%
Acosta Holdco, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		15,203	$12,489,806
Adtalem Global Education, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		6,325	6,352,672
AlixPartners, LLP
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		36,799	37,040,769
Altran Technologies S.A.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 20, 2025	EUR	15,305	18,629,339
Term Loan, 4.80%, (2 mo. USD LIBOR + 2.75%), Maturing March 20, 2025		2,200	2,213,750
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,310	5,370,349
Brickman Group Ltd., LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		2,418	2,434,924
Camelot UK Holdco Limited
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		24,443	24,636,780
Cast and Crew Payroll, LLC
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		18,366	18,413,900

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

+Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Ceridian HCM Holding, Inc.
Term Loan, Maturing April 5, 2025(5)		16,000	$16,140,000
Change Healthcare Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		73,187	73,558,703
Corporate Capital Trust, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,159	17,212,607
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		8,371	8,496,500
Crossmark Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		15,151	8,151,329
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		19,254	19,386,225
Duff & Phelps Corporation
Term Loan, Maturing October 14, 2024(5)		4,250	4,256,196
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		13,525	13,558,812
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(4)(6)		3,914	1,859,076
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		6,636	0
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		2,948	1,400,121
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		53,467	53,968,593
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.96%, (1 week GBP LIBOR + 4.25%), Maturing June 28, 2024	GBP	3,750	5,186,283
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		5,511	5,568,019
Extreme Reach, Inc.
Term Loan, 8.16%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		8,139	8,138,590
First Data Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,032	14,064,036
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		49,281	49,509,086
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024		6,916	6,949,198

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Garda World Security Corporation
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,081	$24,370,237
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	11,573	9,081,330
Gartner, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		1,900	1,919,000
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 5, 2024		380	382,850
Global Payments, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		7,937	8,006,902
IG Investment Holdings, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		25,996	26,304,946
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		21,706	21,919,421
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	22,394	27,178,050
Iron Mountain, Inc.
Term Loan, 3.65%, (3 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,475	9,454,269
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		9,929	9,993,971
KAR Auction Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		12,118	12,178,902
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,297	2,309,071
Kronos Incorporated
Term Loan, 4.88%, (2 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		68,513	69,215,015
LegalZoom.com, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		7,805	7,893,249
Term Loan - Second Lien, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		5,775	5,832,750
Monitronics International, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		19,490	18,938,266

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ON Assignment, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 21, 2025		5,194	$5,225,173
PGX Holdings, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		13,385	13,050,377
Ping Identity Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		14,993	15,105,783
Pre-Paid Legal Services, Inc.
Term Loan, Maturing April 17, 2025(5)		5,275	5,335,441
Prime Security Services Borrower, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		16,306	16,431,667
Red Ventures, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		14,879	15,080,735
ServiceMaster Company
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		22,811	22,982,152
SMG Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		4,975	5,026,825
Solera, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		23,530	23,655,527
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		37,778	38,104,225
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	13,200	16,003,407
Tempo Acquisition, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,702	12,785,779
Trans Union, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		20,507	20,600,231
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		22,675	22,797,241
TriNet HR Corporation
Term Loan, 4.13%, (2 mo. USD LIBOR + 2.13%), Maturing July 9, 2019		2,286	2,287,466
Vantiv, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		13,225	13,324,187

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Vestcom Parent Holdings, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		14,007	$14,112,491
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		11,514	11,542,739
West Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		5,075	5,123,106
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		13,871	13,943,475
			$982,481,919

Cable and Satellite Television — 5.0%
Altice US Finance I Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 28, 2025		4,489	$4,488,693
Charter Communications Operating, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		37,481	37,702,538
Cogeco Communications (USA) II L.P.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		7,000	7,029,169
CSC Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,761	48,815,443
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		13,300	13,355,421
MCC Iowa, LLC
Term Loan, 3.50%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,711	4,735,773
Term Loan, 3.75%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,932	5,958,886
Numericable Group S.A.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,083	10,785,792
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		16,855	16,712,530
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2026		3,980	3,943,933
Radiate Holdco, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		24,036	23,868,026
Telenet Financing USD, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		21,675	21,802,948

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Unitymedia Finance, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		39,550	$39,578,832
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	21,088,635
UPC Financing Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,000	25,078,125
Virgin Media Bristol, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		69,875	70,306,897
Virgin Media Investment Holdings Limited
Term Loan, 3.78%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,075	16,631,957
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	18,425	22,263,930
Ziggo Secured Finance Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		53,208	53,027,286
			$447,174,814

Chemicals and Plastics — 5.4%
A. Schulman, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		9,531	$9,536,381
Alpha 3 B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		15,049	15,158,800
Aruba Investments, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		11,424	11,438,124
Ashland, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 17, 2024		5,533	5,585,753
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,318	32,488,609
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,819,551
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	5,859	7,134,167
Term Loan, 3.66%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		7,867	7,884,019

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Emerald Performance Materials, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		3,782	$3,821,207
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		7,137	7,157,583
Ferro Corporation
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,490	3,508,288
Term Loan, Maturing February 14, 2024(5)		3,722	3,741,814
Term Loan, Maturing February 14, 2024(5)		3,803	3,823,158
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,238	1,449,572
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,906	1,826,293
Flint Group US, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,970	2,845,260
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		11,532	11,047,573
Gemini HDPE, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,864	13,948,110
H.B. Fuller Company
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		21,745	21,831,883
INEOS Styrolution Group GmbH
Term Loan, 3.99%, (2 mo. USD LIBOR + 2.00%), Maturing March 30, 2024		1,710	1,718,066
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	31,721	38,353,547
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		9,975	10,022,541
Inovyn Finance PLC
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 10, 2024	EUR	9,826	11,900,263
Invictus US, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 24, 2025		5,375	5,422,870
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	8,117,167
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		7,582	7,647,321

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
MacDermid, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing June 7, 2020	EUR	3,337	$4,056,101
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		2,330	2,346,083
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	4,833	5,871,817
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		28,757	28,990,411
Minerals Technologies, Inc.
Term Loan, 4.27%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		14,288	14,457,513
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		5,106	5,137,954
PolyOne Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing November 11, 2022		7,174	7,227,909
PQ Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		26,227	26,418,366
Prince Minerals, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		9,275	9,390,937
Proampac PG Borrower, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 18, 2023		5,970	6,024,613
Solenis International L.P.
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		12,419	12,432,557
Sonneborn Refined Products B.V.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		554	560,493
Sonneborn, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		3,137	3,176,117
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)		889	893,194
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		8,986	9,031,181
Trinseo Materials Operating S.C.A.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		17,547	17,665,354
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		12,663	12,808,969

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		29,223	$29,559,158
Unifrax Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		5,012	5,065,443
Univar, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		23,330	23,552,570
Venator Materials Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,881	3,902,328
Versum Materials, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		4,334	4,374,631
			$482,171,619

Clothing / Textiles — 0.1%
Samsonite International S.A.
Term Loan, Maturing April 18, 2025(5)		9,250	$9,292,781
			$9,292,781

Conglomerates — 0.3%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,506	$2,518,593
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	7,639,917
Spectrum Brands, Inc.
Term Loan, 3.96%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		12,993	13,015,811
Term Loan, 5.18%, (2 mo. USD LIBOR + 3.50%), Maturing June 23, 2022	CAD	5,441	4,246,536
			$27,420,857

Containers and Glass Products — 3.7%
Anchor Glass Container Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		4,271	$4,170,041
Berry Global, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		17,608	17,736,052
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,425	7,473,723

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
BWAY Holding Company
Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		30,368	$30,589,939
Consolidated Container Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024		6,831	6,889,104
Crown Holdings, Inc.
Term Loan, 2.38%, (3 mo. EURIBOR + 2.38%), Maturing January 18, 2025	EUR	6,200	7,566,669
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing January 29, 2025		6,725	6,794,879
Flex Acquisition Company, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		43,592	43,875,670
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	26,138	31,620,631
Libbey Glass, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,190	13,977,086
Pelican Products, Inc.
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing April 11, 2020		6,984	7,009,765
Term Loan, Maturing April 19, 2025(5)		6,850	6,832,875
Reynolds Group Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		64,753	65,230,869
Ring Container Technologies Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		16,487	16,559,570
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	3,964	4,810,431
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		33,443	33,683,792
Tekni-Plex, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		20,496	20,637,048
Trident TPI Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024(2)		3,575	3,599,578
			$329,057,722

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		27,249	$27,572,445

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)
Prestige Brands, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	2,001	$2,014,939
		$29,587,384

Drugs — 3.4%
Albany Molecular Research, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	4,701	$4,741,534
Alkermes, Inc.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	13,396	13,530,255
Amneal Pharmaceuticals, LLC
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	27,985	27,993,717
Arbor Pharmaceuticals, Inc.
Term Loan, 6.99%, (2 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	25,497	25,369,390
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,640	52,464,082
Horizon Pharma, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	22,104	22,279,436
Jaguar Holding Company II
Term Loan, 4.61%, (USD LIBOR + 2.50%), Maturing August 18, 2022(4)	64,562	64,984,042
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	24,196	24,077,625
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	11,250	11,234,183
PharMerica Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	11,725	11,805,609
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,300	4,321,500
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	39,867	40,358,198
		$303,159,571

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 4.00%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	41,699	$42,008,975

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Casella Waste Systems, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing October 17, 2023		4,839	$4,881,089
Charah, LLC
Term Loan, 8.21%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)		9,911	10,046,896
Clean Harbors, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024		2,829	2,839,232
EnergySolutions, LLC
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		14,992	15,179,103
GFL Environmental, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		18,161	18,217,722
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	9,628	7,555,269
Strategic Materials, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024		2,394	2,408,963
Wastequip, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025		1,450	1,460,875
Wrangler Buyer Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		14,294	14,389,434
			$118,987,558

Electronics / Electrical — 12.9%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		38,164	$38,199,874
Answers Finance, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021		2,814	2,758,095
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		5,308	5,202,164
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		33,247	33,577,392
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,000	3,105,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Aptean, Inc.
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		25,199	$25,299,453
Term Loan - Second Lien, 11.81%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,744,063
Avast Software B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	4,943	5,994,187
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		23,666	23,838,418
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		21,175	21,320,578
Campaign Monitor Finance Pty. Limited
Term Loan, 7.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,061	7,081,697
CommScope, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		6,670	6,717,529
CPI International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		6,741	6,784,659
Cypress Semiconductor Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		14,851	14,973,044
DigiCert, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		18,039	18,114,886
Electrical Components International, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,087	10,124,516
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		15,657	15,872,557
Entegris, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		1,213	1,218,795
Epicor Software Corporation
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		20,841	20,976,546
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,517	6,590,569
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,745	2,119,661
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,279	8,372,392

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Eze Castle Software, Inc.
Term Loan, 5.05%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		23,440	$23,620,367
Flexera Software, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		10,450	10,517,486
Go Daddy Operating Company, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		49,633	49,908,770
GTCR Valor Companies, Inc.
Term Loan, 5.31%, (2 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		18,849	19,110,923
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,985	3,627,214
Hyland Software, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		38,035	38,429,178
Infoblox, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,855	17,135,942
Infor (US), Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		80,632	81,092,264
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	5,792	7,022,789
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		50,959	51,396,145
Lattice Semiconductor Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		10,693	10,759,891
MA FinanceCo., LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		34,664	34,593,450
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		5,397	5,363,378
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,501	14,292,344
MaxLinear, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		13,658	13,691,835
Microsemi Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		834	837,591
MTS Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		8,417	8,490,640

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Prometric Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	5,705	$5,756,699
Ramundsen Holdings, LLC
Term Loan, 6.15%, (USD LIBOR + 4.25%), Maturing February 1, 2024(4)	13,860	14,033,250
Renaissance Learning, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	17,892	18,020,201
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022	2,450	2,463,272
Rocket Software, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	15,479	15,591,687
Seattle Spinco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	36,448	36,265,775
SGS Cayman L.P.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,761	1,694,017
SkillSoft Corporation
Term Loan, 6.65%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	57,222	54,384,671
SolarWinds Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	26,587	26,775,009
Southwire Company
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 10, 2021	264	264,861
Sparta Systems, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,981	3,996,177
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	18,097	18,237,360
SS&C Technologies, Inc.
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	48,911	49,291,531
SurveyMonkey, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	12,803	12,675,218
Sutherland Global Services, Inc.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	7,564	7,276,088
Switch, Ltd.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	2,506	2,528,381

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Tibco Software, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		15,963	$16,054,337
TTM Technologies, Inc.
Term Loan, Maturing September 28, 2024(5)		3,600	3,631,500
Uber Technologies
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		48,686	49,142,422
Term Loan, 5.88%, (3 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		26,975	27,261,609
VeriFone, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2025		2,500	2,512,500
Veritas Bermuda, Ltd.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		24,636	24,325,222
Vero Parent, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		20,624	20,707,643
VF Holding Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		35,526	35,848,823
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,209	7,547,720
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,955	7,969,978
Western Digital Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		13,352	13,453,755
			$1,150,585,988

Equipment Leasing — 1.2%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		64,947	$65,155,033
Delos Finance S.a.r.l.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		24,125	24,318,507
Flying Fortress, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		18,125	18,252,854
			$107,726,394

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Farming / Agriculture — 0.1%
Mastronardi Produce Limited
Term Loan, Maturing April 18, 2025(5)	4,175	$4,216,750
		$4,216,750

Financial Intermediaries — 4.2%
Armor Holding II, LLC
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	19,262	$19,454,866
Term Loan - Second Lien, 11.31%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	4,650	4,667,438
Citco Funding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	27,768	28,045,438
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	12,394	12,479,146
Ditech Holding Corporation
Term Loan, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	32,509	30,558,316
Donnelley Financial Solutions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	4,655	4,683,854
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025	2,825	2,853,250
FinCo I, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	11,648	11,779,461
Focus Financial Partners, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	26,991	27,193,411
Freedom Mortgage Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	31,483	32,034,104
Geo Group, Inc. (The)
Term Loan, 3.75%, (1 week USD LIBOR + 2.00%), Maturing March 22, 2024	4,331	4,351,555
Greenhill & Co., Inc.
Term Loan, 5.73%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	10,566	10,658,705
GreenSky Holdings, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	14,425	14,479,094
Guggenheim Partners, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	41,036	41,172,813

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	10,752	$10,778,475
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024	995	999,353
LPL Holdings, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	18,461	18,561,232
MIP Delaware, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,188	1,196,920
NXT Capital, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	25,602	25,890,092
Ocwen Financial Corporation
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	4,478	4,539,250
Quality Care Properties, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	27,880	28,228,107
Sesac Holdco II, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	8,245	8,265,715
StepStone Group L.P.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	6,650	6,691,563
Victory Capital Management, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025	8,144	8,215,428
Virtus Investment Partners, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	6,898	6,932,364
Term Loan, 1.25%, Maturing June 3, 2024(2)	1,875	1,884,375
Walker & Dunlop, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	9,684	9,804,713
		$376,399,038

Food Products — 3.6%
Alphabet Holding Company, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	25,871	$22,405,370
American Seafoods Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	3,398	3,402,164

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Badger Buyer Corp.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		10,856	$10,923,976
CHG PPC Parent, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		19,050	19,200,019
Del Monte Foods, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		13,912	11,819,762
Term Loan - Second Lien, 9.06%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		2,202	1,525,165
Dole Food Company, Inc.
Term Loan, 4.65%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		19,143	19,237,108
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	30,875	37,460,698
Term Loan, 3.76%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	6,500	8,986,899
High Liner Foods Incorporated
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	11,961,190
HLF Financing S.a.r.l.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		19,201	19,464,806
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	2,160	2,630,941
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		18,285	18,444,729
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		71,294	71,321,132
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	7,250	8,803,128
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		17,175	17,244,966
Pinnacle Foods Finance, LLC
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		6,479	6,536,888
Post Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		24,366	24,500,764
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,289,376
			$323,159,081

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		81,161	$81,406,083
Aramark Services, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		9,601	9,675,940
IRB Holding Corp.
Term Loan, 5.19%, (USD LIBOR + 3.25%), Maturing February 5, 2025(4)		21,275	21,514,344
KFC Holding Co.
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		16,126	16,267,588
NPC International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		16,778	17,029,327
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		1,976	1,992,907
TKC Holdings, Inc.
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		8,984	9,085,323
US Foods, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		12,863	12,989,640
Welbilt, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		7,336	7,412,070
			$177,373,222

Food / Drug Retailers — 1.2%
Albertsons, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		16,199	$16,081,107
Term Loan, 5.29%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		11,603	11,532,867
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		44,078	43,674,886
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,017	5,067,359
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	6,775	9,114,368
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	9,275	10,967,147

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Supervalu, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,283	$2,279,381
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,805	3,798,969
			$102,516,084

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,397	$10,526,939
			$10,526,939

Health Care — 11.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,983	$2,005,551
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,311	1,324,001
ADMI Corp.
Term Loan, Maturing April 4, 2025(5)		18,950	19,035,862
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		12,268	12,076,709
Alliance Healthcare Services, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		9,902	9,980,117
Term Loan - Second Lien, 11.90%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,149,125
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021		8,093	8,143,115
Argon Medical Devices, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		8,869	8,941,018
ATI Holdings Acquisition, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,985	1,995,186
Auris Luxembourg III S.a.r.l.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		15,707	15,820,066
Term Loan, Maturing January 17, 2022(5)	EUR	2,500	3,042,396
Avantor, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		20,424	20,672,738

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Beaver-Visitec International, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023		5,664	$5,692,069
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		13,159	12,895,601
Carestream Dental Equipment, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		15,235	15,251,389
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		31,275	31,584,571
Community Health Systems, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019		15,321	15,099,330
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		25,292	24,564,556
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,983	14,022,154
Convatec, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		4,599	4,635,141
CPI Holdco, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,702	9,774,792
CryoLife, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,262	5,332,521
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,175	11,097,731
DaVita HealthCare Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		7,856	7,938,385
DJO Finance, LLC
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 21, 2020		19,450	19,561,429
Term Loan, 5.36%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		6,178	6,213,369
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	9,724,626
Envision Healthcare Corporation
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		40,158	40,412,504

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Equian, LLC
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	6,114	$6,158,173
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	17,609	17,768,192
GHX Ultimate Parent Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	10,545	10,584,857
Greatbatch Ltd.
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	19,314	19,518,899
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	39,899	40,157,910
Hanger, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	14,664	14,718,860
HCA, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025	4,100	4,146,695
Immucor, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing June 15, 2021	993	1,017,313
INC Research, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	6,027	6,052,773
Indivior Finance S.a.r.l.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	23,990	24,229,774
Inovalon Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	13,675	13,606,625
Kindred Healthcare, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	38,685	38,859,594
Kinetic Concepts, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,965	28,187,784
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,813	29,069,652
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,146,313
Medical Depot Holdings, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,508	7,073,771

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Medical Solutions, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	9,173	$9,218,362
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	50,917	51,251,184
National Mentor Holdings, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	16,289	16,421,322
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	8,579	8,621,393
New Millennium Holdco, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,414	864,980
Opal Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	23,471	23,089,789
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	38,126	38,405,240
Parexel International Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	35,782	35,965,478
Press Ganey Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 21, 2023	20,471	20,637,406
Prospect Medical Holdings, Inc.
Term Loan, 7.44%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	14,875	14,930,781
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	13,768	13,859,913
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,199	10,262,492
RadNet, Inc.
Term Loan, 5.87%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	18,396	18,637,403
Select Medical Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	15,692	15,825,537
Sotera Health Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,516	11,593,098
Surgery Center Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	22,495	22,570,419

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Team Health Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		39,181	$38,139,967
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		10,483	10,591,757
U.S. Anesthesia Partners, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		20,441	20,565,695
Wink Holdco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		10,873	10,859,159
			$999,594,612

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		17,148	$17,415,861
Serta Simmons Bedding, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		48,422	43,954,712
			$61,370,573

Industrial Equipment — 5.3%
Apex Tool Group, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		26,633	$26,757,353
CFSP Acquisition Corp.
Term Loan, 0.00%, Maturing March 6, 2025(2)		2,153	2,158,086
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		9,547	9,567,514
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		34,443	34,526,749
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	4,953	6,029,471
Columbus McKinnon Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		8,437	8,505,702
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	4,377	5,320,996
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		9,977	10,064,700

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,697	$3,265,828
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,742	8,164,569
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024(2)		3,975	4,027,172
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		8,703	8,810,167
DXP Enterprises, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,298	5,304,998
Engineered Machinery Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		14,264	14,340,022
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		25,470	25,725,061
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 27, 2025	EUR	4,225	5,108,486
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		26,175	26,447,665
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,184	3,851,894
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		14,933	15,037,057
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,994	9,673,203
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		44,979	45,309,217
Harsco Corporation
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,193	6,283,667
Hayward Industries, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,819	7,877,496
Milacron, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		29,711	29,866,203
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		13,052	13,215,355
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		5,600	5,620,501

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Rexnord, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		27,052	$27,267,319
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		19,200	19,392,000
Tank Holding Corp.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		9,357	9,450,387
Terex Corporation
Term Loan, 3.99%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		10,043	10,101,324
Thermon Industries, Inc.
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,927	3,960,920
Titan Acquisition Limited
Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		34,875	34,964,908
Waterjet Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 3, 2025		8,075	8,105,281
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,075	15,940,675
			$470,041,946

Insurance — 3.1%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		26,023	$26,225,406
AmWINS Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,646	28,864,589
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		36,863	37,155,066
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023		32,192	32,466,330
Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		16,225	16,711,750
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,375	6,435,676
Hub International Limited
Term Loan, Maturing April 25, 2025(5)		55,725	56,154,696

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)
NFP Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		23,979	$24,126,319
Sedgwick Claims Management Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		11,375	11,393,280
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		36,411	36,547,792
			$276,080,904

Leisure Goods / Activities / Movies — 4.1%
AMC Entertainment, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		9,855	$9,913,263
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		3,925	3,939,216
Ancestry.com Operations, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		43,499	43,757,644
Bombardier Recreational Products, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		34,045	34,300,392
Bright Horizons Family Solutions, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		8,591	8,652,137
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,030	13,045,093
Cedar Fair, L.P.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing April 13, 2024		2,438	2,456,480
ClubCorp Holdings, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		20,797	20,881,241
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,200	11,128,437
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		23,225	23,230,272
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		24,410	24,491,678
Emerald Expositions Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		13,653	13,806,691

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing November 24, 2024	EUR	8,300	$10,010,548
Kasima, LLC
Term Loan, 4.73%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		193	194,382
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		635	637,525
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		4,922	4,940,816
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		18,614	18,746,077
Match Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		6,661	6,711,460
National CineMedia, LLC
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019		6,607	6,627,543
Sabre GLBL, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		11,327	11,379,330
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing May 14, 2020		2,273	2,275,155
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		19,716	19,699,681
SRAM, LLC
Term Loan, 4.74%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		15,624	15,692,137
Steinway Musical Instruments, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,300	9,381,375
Travel Leaders Group, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing January 25, 2024		15,848	16,012,830
UFC Holdings, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,146	10,212,531
WMG Acquisition Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023		24,377	24,514,516
			$366,638,450

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 5.2%
Affinity Gaming, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2023		12,414	$12,535,668
Aristocrat Leisure Limited
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024		14,069	14,163,969
Boyd Gaming Corporation
Term Loan, 4.24%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		12,559	12,641,830
Churchill Downs Incorporated
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,491	3,506,496
CityCenter Holdings, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024		32,703	32,920,055
Cyan Blue Holdco 3 Limited
Term Loan, 4.71%, (3 mo. GBP LIBOR + 4.00%), Maturing August 23, 2024	GBP	851	1,175,359
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 23, 2024		10,891	10,935,323
Eldorado Resorts, LLC
Term Loan, 4.18%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		11,943	12,013,796
ESH Hospitality, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023		35,076	35,304,385
Four Seasons Hotels Limited
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,863	6,918,888
Gateway Casinos & Entertainment Limited
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		2,975	3,002,272
Golden Nugget, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		39,969	40,296,016
GVC Holdings PLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 15, 2024		12,100	12,115,125
Term Loan, Maturing March 15, 2024(5)	GBP	7,150	9,843,400
Term Loan, Maturing March 15, 2024(5)	EUR	13,875	16,738,992
Hanjin International Corp.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,252,755
Hilton Worldwide Finance, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		34,926	35,258,139
Hospitality Investors Trust
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024		4,750	4,704,400

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
La Quinta Intermediate Holdings, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.00%), Maturing April 14, 2021		12,407	$12,439,611
Las Vegas Sands, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		3,960	3,984,996
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2021		21,377	21,457,112
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		26,545	26,751,927
Playa Resorts Holding B.V.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2024		34,065	34,316,439
RHP Hotel Properties, L.P.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.25%), Maturing May 11, 2024		10,395	10,471,663
Richmond UK Bidco Limited
Term Loan, 4.76%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,841	3,872,837
Stars Group Holdings B.V. (The)
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2025		39,579	39,821,761
Tropicana Entertainment, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		3,649	3,676,464
VICI Properties 1, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		22,623	22,740,546
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(5)		14,275	14,401,391
			$463,261,615

Nonferrous Metals / Minerals — 1.0%
Dynacast International, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		17,815	$17,904,010
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		18,459	18,666,569
Global Brass & Copper, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		10,958	11,067,706
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		18,223	16,218,548

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		202	$120,961
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		3,011	260,112
Oxbow Carbon, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,814	6,907,439
Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		7,950	8,109,000
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	9,875	11,995,106
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		1,664	950,746
			$92,200,197

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		15,190	$16,489,207
Apergy Corp.
Term Loan, Maturing April 20, 2025(5)		4,000	4,028,332
BCP Raptor, LLC
Term Loan, 6.31%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,022	7,099,474
CITGO Petroleum Corporation
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,665	15,841,713
Delek US Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 13, 2025		4,075	4,095,375
Fieldwood Energy, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		27,012	27,198,171
Term Loan - Second Lien, 9.15%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		3,998	3,873,034
Green Plains Renewable Energy, Inc.
Term Loan, 7.41%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		12,910	13,087,639
McDermott Technology Americas, Inc.
Term Loan, Maturing April 4, 2025(5)		13,475	13,417,246

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Medallion Midland Acquisition, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	6,534	$6,570,377
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	8,117	8,143,577
PSC Industrial Holdings Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	12,668	12,684,085
Term Loan - Second Lien, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	4,100	4,059,000
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	358	313,393
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	959	840,318
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	6,894	6,040,794
Sheridan Production Partners I, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	887	755,713
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,453	1,237,240
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	10,963	9,337,078
Ultra Resources, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	13,300	12,502,000
		$167,613,766

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	16,574	$16,663,318
Getty Images, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	41,271	39,349,127
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	16,167	16,324,646
Lamar Media Corporation
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	5,775	5,796,656
LSC Communications, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	7,953	8,002,810

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Merrill Communications, LLC
Term Loan, 7.61%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	4,528	$4,567,706
Multi Color Corporation
Term Loan, Maturing October 31, 2022(5)	3,537	3,545,669
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,516	3,537,067
Nielsen Finance, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	25,495	25,662,431
ProQuest, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	13,558	13,746,805
Tweddle Group, Inc.
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	7,579	3,560,652
		$140,756,887

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	5,693	$5,109,703
AP NMT Acquisition B.V.
Term Loan, 8.06%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,135	5,142,473
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	16,503	16,629,130
Cumulus Media Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	38,470	32,763,454
E.W. Scripps Company (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	3,856	3,872,493
Entravision Communications Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	11,368	11,353,665
Gray Television, Inc.
Term Loan, 4.14%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	2,345	2,358,017
Hubbard Radio, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	11,269	11,355,426
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	14,994	11,911,000
Term Loan, 0.00%, Maturing July 30, 2019(6)	2,571	2,056,850

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Mission Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,903	$2,917,853
Nexstar Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	22,603	22,721,681
Raycom TV Broadcasting, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	11,244	11,271,609
Sinclair Television Group, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,405	17,494,896
Term Loan, Maturing December 12, 2024(5)	31,175	31,353,602
Univision Communications, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	75,436	74,514,178
		$262,826,030

Retailers (Except Food and Drug) — 3.1%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	18,814	$16,493,511
Bass Pro Group, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,502	9,567,578
BJ’s Wholesale Club, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	13,035	13,104,361
CDW, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	17,818	17,940,824
Coinamatic Canada, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,433	1,436,694
David’s Bridal, Inc.
Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	17,143	14,828,854
EG Finco Limited
Term Loan, Maturing February 6, 2025(5)	5,300	5,308,835
Evergreen Acqco 1 L.P.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	16,493	16,039,110
Global Appliance, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	10,099	10,282,046
Go Wireless, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	7,727	7,756,164

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Harbor Freight Tools USA, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,423	$5,450,618
J. Crew Group, Inc.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	22,989	15,386,329
LSF9 Atlantis Holdings, LLC
Term Loan, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,707	14,532,342
Michaels Stores, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	13,345	13,437,983
Neiman Marcus Group Ltd., LLC
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	19,824	17,487,843
Party City Holdings, Inc.
Term Loan, 4.92%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	10,798	10,884,246
PetSmart, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,601	30,333,754
PFS Holding Corporation
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,467	7,358,154
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,119	5,675,510
Radio Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 2, 2024	4,094	4,117,092
Rent-A-Center, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	799	789,710
Shutterfly, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	5,925	5,984,250
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,234	6,181,214
Toys ‘R’ Us Property Company I, LLC
Term Loan, 0.00%, Maturing August 21, 2019(6)	21,562	18,219,890
Vivid Seats Ltd.
Term Loan, 5.40%, (1 week USD LIBOR + 3.50%), Maturing June 30, 2024	10,322	10,354,256
		$278,951,168

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel — 1.3%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	32,709	$33,004,348
GrafTech Finance, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	22,925	22,996,641
Neenah Foundry Company
Term Loan, 8.53%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,517	8,474,602
Phoenix Services International, LLC
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,200	9,326,500
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	38,579	38,828,336
		$112,630,427

Surface Transport — 0.7%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	6,734	$6,817,764
Avis Budget Car Rental, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	9,688	9,717,958
Hertz Corporation (The)
Term Loan, 4.65%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	7,429	7,453,375
Kenan Advantage Group, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,160	1,166,420
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,990	4,012,299
PODS, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	9,464	9,562,465
Stena International S.a.r.l.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	20,262	19,628,522
XPO Logistics, Inc.
Term Loan, 3.92%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	6,525	6,569,500
		$64,928,303

Telecommunications — 4.5%
Arris Group, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024	570	$574,817

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
CenturyLink, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		50,449	$49,770,635
Ciena Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022		6,636	6,677,509
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		19,645	19,639,798
Consolidated Communications, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		18,251	18,110,346
Digicel International Finance Limited
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,666	11,654,226
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	23,925	28,958,880
Frontier Communications Corp.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		18,882	18,681,688
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 28, 2024	EUR	11,300	13,702,739
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,708	19,503,101
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		17,500	18,195,625
IPC Corp.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	8,773,726
Level 3 Financing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		29,800	29,946,348
Mitel Networks Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,932	5,983,853
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		16,261	15,752,602
SBA Senior Finance II, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		14,637	14,693,349
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		64,054	64,294,513

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	10,600	$10,725,875
Telesat Canada
Term Loan, 4.41%, (2 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	43,636	43,908,922
		$399,548,552

Utilities — 1.8%
Calpine Construction Finance Company L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	7,744	$7,769,261
Calpine Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	3,886	3,896,545
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	36,863	37,056,306
Dayton Power & Light Company (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	4,024	4,041,668
Dynegy, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	18,877	19,026,591
Granite Acquisition, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	4,546	4,611,671
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	23,009	23,339,521
Invenergy Thermal Operating I, LLC
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	4,383	4,185,947
Lightstone Generation, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,427	1,440,845
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	22,285	22,504,194
Lonestar Generation, LLC
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing February 22, 2021	8,819	8,819,134
Longview Power, LLC
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	10,381	8,759,338

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Talen Energy Supply, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		7,987	$7,958,309
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		8,263	8,206,449
			$161,615,779

Total Senior Floating-Rate Loans (identified cost $10,017,222,589)			$9,981,230,985

Corporate Bonds & Notes — 2.9%
Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,390,220
			$7,390,220

Business Equipment and Services — 0.2%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)		14,900	$15,272,500
			$15,272,500

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		1,825	$1,781,656
5.25%, 1/15/26(8)		9,000	8,606,250
			$10,387,906

Chemicals and Plastics — 0.4%
Avantor, Inc.
6.00%, 10/1/24(8)		9,500	$9,571,250
Hexion, Inc.
6.625%, 4/15/20		22,200	20,895,750
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,183,750
			$33,650,750

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	$19,912,420
5.848%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,206,219
			$28,118,639

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		9,841	$10,246,941
7.00%, 3/15/24(8)		12,794	13,541,784
5.50%, 11/1/25(8)		20,375	20,349,531
			$44,138,256

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,499,659
7.875%, 7/15/20(8)	GBP	3,500	4,894,579
			$8,394,238

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		750	$760,122
			$760,122

Food Products — 0.0%(10)
Iceland Bondco PLC
5.036%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	2,107	$2,896,558
			$2,896,558

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	$10,776,250
6.25%, 3/31/23		13,375	12,229,766
HCA, Inc.
4.75%, 5/1/23		4,650	4,696,081
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		16,825	17,750,375
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	12,992,750
4.375%, 10/1/21		6,225	6,162,750
			$64,607,972

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 0.0%(10)
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,284,000
			$4,284,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,733,500
			$6,733,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		1,709	$1,384,290
Univision Communications, Inc.
6.75%, 9/15/22(8)		993	1,020,308
5.125%, 2/15/25(8)		3,000	2,777,850
			$5,182,448

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$4,773,000
			$4,773,000

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,175	$6,937,165
			$6,937,165

Utilities — 0.1%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,052,500
5.875%, 1/15/24 (8)		5,000	5,050,000
5.25%, 6/1/26(8)		7,675	7,372,797
			$14,475,297

Total Corporate Bonds & Notes (identified cost $263,067,959)			$258,002,571

Asset-Backed Securities — 1.4%
Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 9.488%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)	$3,000	$3,110,747
Series 2015-16A, Class D, 7.698%, (3 mo. USD LIBOR + 5.35%), 7/15/27(8)(9)	3,000	3,004,432
Apidos CLO XVII
Series 2014-17A, Class C, 5.653%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(9)	1,500	1,506,399
Apidos CLO XXI
Series 2015-21A, Class D, 7.905%, (3 mo. USD LIBOR + 5.55%), 7/18/27(8)(9)	1,500	1,505,377
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.212%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(9)	1,000	1,000,000
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.253%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)	2,000	1,976,160
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)	5,000	5,000,000
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.959%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)	2,500	2,497,002
Series 2018-1A, Class C, 4.921%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	3,500	3,508,624
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	5,000	4,998,200
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.959%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,347,665
Series 2018-14A, Class D, 4.423%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,457,739
Series 2018-5BA, Class C, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(11)	5,000	4,977,635
Series 2018-5BA, Class D, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(11)	3,500	3,430,000
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.448%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)	2,175	2,145,788
Bluemountain CLO, Ltd.
Series 2015-3A, Class CR, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	5,000	4,993,015
Series 2015-3A, Class DR, 7.739%, (3 mo. USD LIBOR + 5.40%), 4/20/31(8)(9)	3,000	2,990,028
Canyon Capital CLO, Ltd.
Series 2018-1A, Class D, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(11)	3,000	3,000,000
Series 2018-1A, Class E, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(11)	2,750	2,750,000

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Carlyle Global Market Strategies CLO, Ltd.
Series C17A, Class DR (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(11)	$3,500	$3,500,000
Cent CLO, Ltd.
Series-C17A, Class CR, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(11)	5,000	5,000,000
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 8.459%, (3 mo. USD LIBOR + 6.10%), 10/20/28(8)(9)	2,000	2,020,100
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,989,630
Series 2015-41A, Class ER, 7.648%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,256,293
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.993%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,547,214
Series 2015-19A, Class D1R, 8.889%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	2,023,563
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 9.583%, (3 mo. USD LIBOR + 7.75%), 11/14/27(8)(9)	2,000	2,040,373
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, (3 mo. USD LIBOR + 5.60%),4/20/30(8)(11)	1,950	1,950,000
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.385%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	3,055,666
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.859%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(9)	2,900	2,911,322
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 9.498%, (3 mo. USD LIBOR + 7.15%), 7/15/29(8)(9)	2,000	2,046,765
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 8.453%, (3 mo. USD LIBOR + 6.10%), 10/17/27(8)(9)	2,450	2,456,309
Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)	1,850	1,867,825
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,895,015
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	2,003,920
Upland CLO, Ltd.
Series 2016-1A, Class CR, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(11)	4,500	4,500,000
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(11)	4,625	4,625,000

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 8.355%, (3 mo. USD LIBOR + 6.00%), 4/18/31(8)(9)	$3,250	$3,257,063
Series 2015-3A, Class D2, 7.809%, (3 mo. USD LIBOR + 5.45%), 10/20/27(8)(9)	5,200	5,222,567
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,988,560

Total Asset-Backed Securities (identified cost $123,038,202)		$124,355,996

Common Stocks — 0.8%
Security	Shares	Value

Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(12)(13)	168	$1,953,460
		$1,953,460

Automotive — 0.0%(10)
Dayco Products, LLC(12)(13)	48,926	$1,736,873
		$1,736,873

Business Equipment and Services — 0.3%
Education Management Corp.(3)(12)(13)	41,829,101	$0
RCS Capital Corp.(12)(13)	435,169	26,545,309
		$26,545,309

Electronics / Electrical — 0.1%
Answers Corp.(3)(12)(13)	642,963	$5,317,304
		$5,317,304

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(12)(13)	319,499	$13,834
		$13,834

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(12)(13)	49,491	$561,723
		$561,723

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	1,769	$0
		$0

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(12)(13)	281,241	$19,124,388
Fieldwood Energy, Inc.(12)	109,481	4,392,925
Paragon Offshore Finance Company, Class A(12)(13)	16,581	22,799
Paragon Offshore Finance Company, Class B(12)(13)	8,290	271,497
Samson Resources II, LLC, Class A(12)(13)	387,972	6,983,496
Southcross Holdings Group, LLC(3)(12)(13)	573	0
Southcross Holdings L.P., Class A(12)(13)	573	176,198
		$30,971,303

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)	13,247	$8,661,021
		$8,661,021

Total Common Stocks (identified cost $31,218,457)		$75,760,827

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Closed-End Funds — 0.6%
Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,050,000	$49,812,000

Total Closed-End Funds (identified cost $49,738,500)		$49,812,000

Short-Term Investments — 1.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(14)	135,514,041	$135,500,489

Total Short-Term Investments (identified cost $135,500,489)		$135,500,489

Total Investments — 119.2% (identified cost $10,623,071,116)		$10,624,662,868

Less Unfunded Loan Commitments — (0.1)%		$(11,411,953)

Net Investments — 119.1% (identified cost $10,611,659,163)		$10,613,250,915

Other Assets, Less Liabilities — (19.1)%		$(1,699,471,645)

Net Assets — 100.0%		$8,913,779,270

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $289,024,510 or 3.2% of the Portfolio’s net assets.

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(10)	Amount is less than 0.05%.

(11)	When-issued, variable rate security whose interest rate will be determined after April 30, 2018.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	21,130,636	CAD	26,900,250	HSBC Bank USA, N.A.	5/31/18	$166,829	$—
USD	10,243,571	EUR	8,258,500	HSBC Bank USA, N.A.	5/31/18	250,687	—
USD	7,691,857	EUR	6,194,069	State Street Bank and Trust Company	5/31/18	196,959	—
USD	11,483,321	EUR	9,200,000	State Street Bank and Trust Company	5/31/18	351,211	—
USD	148,511,116	EUR	119,758,337	State Street Bank and Trust Company	5/31/18	3,602,098	—
USD	146,393,796	EUR	117,175,499	Goldman Sachs International	6/29/18	4,268,380	—
USD	11,320,186	EUR	9,152,063	HSBC Bank USA, N.A.	6/29/18	219,396	—
USD	25,988,520	EUR	20,795,052	JPMorgan Chase Bank, N.A.	6/29/18	765,625	—
USD	1,828,878	EUR	1,490,094	State Street Bank and Trust Company	6/29/18	21,502	—
USD	176,066,355	EUR	144,429,742	Goldman Sachs International	7/31/18	444,491	—
USD	16,838,204	EUR	13,805,625	State Street Bank and Trust Company	7/31/18	51,014	—
USD	9,946,348	GBP	7,114,250	HSBC Bank USA, N.A.	7/31/18	109,193	—
USD	63,605,505	GBP	45,478,307	State Street Bank and Trust Company	7/31/18	720,854	—

						$11,168,239	$—

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

43	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $10,476,158,674)	$10,477,750,426
Affiliated investment, at value (identified cost, $135,500,489)	135,500,489
Cash	52,346,597
Deposits for derivatives collateral — forward foreign currency exchange contracts	7,670,000
Foreign currency, at value (identified cost, $82,604,418)	82,564,856
Interest receivable	30,449,094
Dividends receivable from affiliated investment	123,187
Receivable for investments sold	28,520,931
Receivable for open forward foreign currency exchange contracts	11,168,239
Prepaid upfront fees on notes payable	1,989,205
Prepaid expenses	501,323
Total assets	$10,828,584,347

Liabilities
Notes payable	$1,350,000,000
Cash collateral due to brokers	7,570,000
Payable for investments purchased	516,571,808
Payable for when-issued securities	33,730,000
Payable to affiliates:
Investment adviser fee	3,377,158
Trustees’ fees	8,458
Accrued expenses	3,547,653
Total liabilities	$1,914,805,077
Commitments and contingencies (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$8,913,779,270

Sources of Net Assets
Investors’ capital	$8,899,407,747
Net unrealized appreciation	14,371,523
Total	$8,913,779,270

44	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$230,837,732
Dividends from affiliated investment	924,585
Total investment income	$231,762,317

Expenses
Investment adviser fee	$19,400,327
Trustees’ fees and expenses	50,750
Custodian fee	982,182
Legal and accounting services	370,356
Interest expense and fees	18,360,877
Miscellaneous	127,409
Total expenses	$39,291,901

Net investment income	$192,470,416

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$31,530,272
Investment transactions — affiliated investment	(27,735)
Proceeds from securities litigation settlements	80,208
Foreign currency transactions	(1,416,760)
Forward foreign currency exchange contracts	(14,507,965)
Net realized gain	$15,658,020
Change in unrealized appreciation (depreciation) —
Investments	$18,303,516
Foreign currency	1,301,353
Forward foreign currency exchange contracts	6,141,843
Net change in unrealized appreciation (depreciation)	$25,746,712

Net realized and unrealized gain	$41,404,732

Net increase in net assets from operations	$233,875,148

45	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$192,470,416	$331,781,183
Net realized gain (loss)	15,658,020	(56,384,908)
Net change in unrealized appreciation (depreciation)	25,746,712	154,832,734
Net increase in net assets from operations	$233,875,148	$430,229,009
Capital transactions —
Contributions	$1,102,278,077	$2,424,779,308
Withdrawals	(219,930,732)	(383,089,390)
Net increase in net assets from capital transactions	$882,347,345	$2,041,689,918

Net increase in net assets	$1,116,222,493	$2,471,918,927

Net Assets
At beginning of period	$7,797,556,777	$5,325,637,850
At end of period	$8,913,779,270	$7,797,556,777

46	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2018
Net increase in net assets from operations	$233,875,148
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(2,477,809,074)
Investments sold and principal repayments	1,622,740,651
Increase in short-term investments, net	(102,650,099)
Net amortization/accretion of premium (discount)	(1,778,502)
Amortization of prepaid upfront fees on notes payable	1,035,775
Increase in deposits for derivatives collateral — forward foreign currency exchange contracts	(3,800,000)
Increase in interest receivable	(2,490,244)
Increase in dividends receivable from affiliated investment	(32,760)
Increase in receivable for open forward foreign currency exchange contracts	(4,241,701)
Increase in prepaid expenses	(160,700)
Increase in payable for cash collateral due to brokers	3,850,000
Decrease in payable for open forward foreign currency exchange contracts	(1,900,142)
Increase in payable to affiliate for investment adviser fee	168,672
Increase in accrued expenses	258,245
Increase in unfunded loan commitments	7,952,923
Net change in unrealized (appreciation) depreciation from investments	(18,303,516)
Net realized gain from investments	(31,502,537)
Net cash used in operating activities	$(774,787,861)

Cash Flows From Financing Activities
Proceeds from capital contributions	$1,102,278,077
Payments for capital withdrawals	(219,930,732)
Proceeds from notes payable	600,000,000
Repayments of notes payable	(650,000,000)
Payment of prepaid upfront fees on notes payable	(2,300,000)
Net cash provided by financing activities	$830,047,345

Net increase in cash*	$55,259,484

Cash at beginning of period(1)	$79,651,969

Cash at end of period(1)	$134,911,453

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$19,293,987

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(32,751).

(1)	Balance includes foreign currency, at value.

47	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.52	%(2)	0.52%	0.58%	0.58%	0.55%	0.52%
Interest and fee expense	0.46	%(2)	0.34%	0.44%	0.34%	0.27%	0.22%
Total expenses(1)	0.98	%(2)	0.86%	1.02%	0.92%	0.82%	0.74%
Net investment income	4.78	%(2)	4.68%	5.52%	5.09%	4.80%	4.97%
Portfolio Turnover	17	%(3)	39%	38%	27%	38%	29%

Total Return	2.96	%(3)	6.43%	8.32%	0.72%	2.84%	6.25%

Net assets, end of period (000’s omitted)	$8,913,779		$7,797,557	$5,325,638	$5,340,032	$6,497,751	$7,113,677

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

48	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 97.4%, 1.8% and 0.8% respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities, for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

49

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

50

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. Pursuant to a fee reduction agreement effective May 1, 2018, the fee will be computed at an annual rate of 0.375% of the Portfolio’s average daily gross assets over $10 billion up to and including $15 billion and 0.3625% on gross assets over $15 billion. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee totaled $19,400,327 or 0.48% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,692,674,870 and $1,624,546,302, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,610,024,679

Gross unrealized appreciation	$139,084,457
Gross unrealized depreciation	(124,689,982)

Net unrealized appreciation	$14,394,475

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

51

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Forward foreign currency exchange contracts	$11,168,239	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$4,712,871	$—	$(604,731)	$(4,108,140)	$—
HSBC Bank USA, N.A.	746,105	—	(746,105)	—	—
JPMorgan Chase Bank, N.A.	765,625	—	—	(700,000)	65,625
State Street Bank and Trust Company	4,943,638	—	(4,847,269)	—	96,369

	$11,168,239	$—	$(6,198,105)	$(4,808,140)	$161,994

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

52

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(14,507,965)	$6,141,843

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $573,642,000.

6  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lenders that allows it to borrow up to $2.3 billion ($2.25 billion prior to March 12, 2018 and $2.0 billion prior to February 15, 2018) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate based on the conduits’ commercial paper issuance rate or, for the portion of borrowings from direct bank lenders, typically on the one-month LIBOR or prime rate and is payable monthly. Under the terms of the Agreement, in effect through March 11, 2019, the Portfolio also pays a fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the six months ended April 30, 2018 totaled $6,356,917 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 12, 2018, the Portfolio paid an upfront fee of $2,300,000, which is being amortized to interest expense through March 11, 2019. The unamortized balance at April 30, 2018 is approximately $1,989,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2018, the Portfolio had borrowings outstanding under the Agreement of $1,350,000,000 at an interest rate of 1.91%. Based on the short-term nature of borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. For the six months ended April 30, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $1,378,176,796 and 1.60%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

53

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,945,259,050	$24,559,982	$9,969,819,032
Corporate Bonds & Notes	—	258,002,571	—	258,002,571
Asset-Backed Securities	—	124,355,996	—	124,355,996
Common Stocks	561,723	40,142,931	35,056,173	75,760,827
Convertible Preferred Stocks	—	—	0	0
Closed-End Funds	49,812,000	—	—	49,812,000
Short-Term Investments	—	135,500,489	—	135,500,489

Total Investments	$50,373,723	$10,503,261,037	$59,616,155	$10,613,250,915

Forward Foreign Currency Exchange Contracts	$—	$11,168,239	$—	$11,168,239

Total	$50,373,723	$10,514,429,276	$59,616,155	$10,624,419,154

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.07% of net assets at April 30, 2018). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

54

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

55

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

56

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and higher than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds. The Board considered the fact that the Adviser had undertaken to introduce new fee breakpoints at assets above $15 billion, such reduction to be effective May 1, 2018.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, including new breakpoints effective May 1, 2018, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

57

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Senior Debt Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.18

Eaton Vance

Floating-Rate Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Floating-Rate Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	55

Officers and Trustees	58

Important Notices	59

Eaton Vance

Floating-Rate Fund

April 30, 2018

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	2.44%	4.32%	3.43%	4.37%
Class A at NAV	05/05/2003	02/07/2001	2.42	4.30	3.42	4.37
Class A with 2.25% Maximum Sales Charge	—	—	0.16	2.01	2.95	4.14
Class B at NAV	02/05/2001	02/05/2001	2.06	3.55	2.64	3.59
Class B with 5% Maximum Sales Charge	—	—	–2.94	–1.45	2.28	3.59
Class C at NAV	02/01/2001	02/01/2001	1.94	3.43	2.64	3.59
Class C with 1% Maximum Sales Charge	—	—	0.94	2.43	2.64	3.59
Class I at NAV	01/30/2001	01/30/2001	2.56	4.58	3.67	4.63
Class R6 at NAV	12/01/2016	01/30/2001	2.58	4.63	3.70	4.65
S&P/LSTA Leveraged Loan Index	—	—	2.39%	4.41%	3.85%	5.28%

% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class B	Class C	Class I	Class R6
	1.04%	1.04%	1.79%	1.79%	0.79%	0.73%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Fund

April 30, 2018

Fund Profile4

Top 10 Issuers (% of total investments)5

Reynolds Group Holdings, Inc.	1.1%

Virgin Media Investment Holdings Limited	1.0

Valeant Pharmaceuticals International, Inc.	0.9

TransDigm, Inc.	0.9

MA FinanceCo., LLC	0.8

Infor (US), Inc.	0.8

Asurion, LLC	0.8

1011778 B.C. Unlimited Liability Company	0.8

Change Healthcare Holdings, Inc.	0.8

Avolon TLB Borrower 1 (US), LLC	0.7

Total	8.6%

Top 10 Sectors (% of total investments)5

Electronics/Electrical	9.7%

Business Equipment and Services	8.9

Health Care	8.8

Chemicals and Plastics	4.1

Telecommunications	4.0

Cable and Satellite Television	3.9

Lodging and Casinos	3.8

Industrial Equipment	3.7

Financial Intermediaries	3.6

Leisure Goods/Activities/Movies	3.5

Total	54.0%

Credit Quality (% of bonds, loans and asset-backed securities)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

[6]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,024.40	$5.12	1.02%
Class A	$1,000.00	$1,024.20	$5.12	1.02%
Class B	$1,000.00	$1,020.60	$8.87	1.77%
Class C	$1,000.00	$1,019.40	$8.86	1.77%
Class I	$1,000.00	$1,025.60	$3.87	0.77%
Class R6	$1,000.00	$1,025.80	$3.62	0.72%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.70	$5.11	1.02%
Class A	$1,000.00	$1,019.70	$5.11	1.02%
Class B	$1,000.00	$1,016.00	$8.85	1.77%
Class C	$1,000.00	$1,016.00	$8.85	1.77%
Class I	$1,000.00	$1,021.00	$3.86	0.77%
Class R6	$1,000.00	$1,021.20	$3.61	0.72%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $8,895,910,685)	$8,912,624,458
Receivable for Fund shares sold	21,806,367
Total assets	$8,934,430,825

Liabilities
Payable for Fund shares redeemed	$19,716,114
Distributions payable	6,507,182
Payable to affiliates:
Administration fee	1,083,101
Distribution and service fees	796,653
Trustees’ fees	42
Accrued expenses	1,028,442
Total liabilities	$29,131,534
Net Assets	$8,905,299,291

Sources of Net Assets
Paid-in capital	$9,181,362,272
Accumulated distributions in excess of net investment income	(5,964,692)
Accumulated net realized loss from Portfolio	(286,812,062)
Net unrealized appreciation from Portfolio	16,713,773
Total	$8,905,299,291

Advisers Class Shares
Net Assets	$542,668,819
Shares Outstanding	59,923,413
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.06

Class A Shares
Net Assets	$999,960,523
Shares Outstanding	106,753,940
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.37
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.59

Class B Shares
Net Assets	$3,069,449
Shares Outstanding	339,485
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.04

Class C Shares
Net Assets	$590,023,933
Shares Outstanding	65,230,437
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.05

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited) — continued

Class I Shares	April 30, 2018
Net Assets	$6,558,496,422
Shares Outstanding	723,803,895
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.06

Class R6 Shares
Net Assets	$211,080,145
Shares Outstanding	23,277,308
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.07

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income allocated from Portfolio	$194,689,807
Dividends allocated from Portfolio	4,494,916
Expenses allocated from Portfolio	(22,942,354)
Total investment income from Portfolio	$176,242,369

Expenses
Administration fee	$6,270,879
Distribution and service fees
Advisers Class	422,130
Class A	1,244,775
Class B	18,843
Class C	2,987,072
Trustees’ fees and expenses	250
Custodian fee	29,824
Transfer and dividend disbursing agent fees	2,164,609
Legal and accounting services	67,685
Printing and postage	316,343
Registration fees	227,847
Miscellaneous	29,494
Total expenses	$13,779,751

Net investment income	$162,462,618

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$32,183,082
Foreign currency transactions	(903,880)
Forward foreign currency exchange contracts	(11,457,168)
Net realized gain	$19,822,034
Change in unrealized appreciation (depreciation) —
Investments	$23,043,165
Foreign currency	949,369
Forward foreign currency exchange contracts	4,605,976
Net change in unrealized appreciation (depreciation)	$28,598,510

Net realized and unrealized gain	$48,420,544

Net increase in net assets from operations	$210,883,162

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$162,462,618	$296,549,020
Net realized gain (loss)	19,822,034	(74,733,228)
Net change in unrealized appreciation (depreciation)	28,598,510	187,779,483
Net increase in net assets from operations	$210,883,162	$409,595,275
Distributions to shareholders —
From net investment income
Advisers Class	$(6,351,095)	$(12,328,657)
Class A	(18,632,540)	(38,930,730)
Class B	(56,155)	(174,081)
Class C	(8,937,289)	(19,252,077)
Class I	(124,272,774)	(218,304,465)
Class R6	(4,170,816)	(7,596,774)
Total distributions to shareholders	$(162,420,669)	$(296,586,784)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$296,350,366	$129,626,687
Class A	105,761,467	391,351,375
Class B	50,985	110,905
Class C	27,939,482	93,538,977
Class I	1,274,306,108	3,059,365,967
Class R6	73,068,522	364,180,225
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	6,174,550	12,180,059
Class A	16,361,208	34,393,048
Class B	55,452	168,075
Class C	7,674,582	15,850,063
Class I	93,006,820	158,113,646
Class R6	4,170,724	7,509,420
Cost of shares redeemed
Advisers Class	(76,500,868)	(170,776,508)
Class A	(152,267,718)	(487,689,455)
Class B	(823,554)	(1,820,171)
Class C	(72,982,884)	(186,851,136)
Class I	(967,905,565)	(2,133,896,217)
Class R6	(29,574,162)	(211,037,847)
Net asset value of shares exchanged
Class A	858,831	1,359,246
Class B	(858,831)	(1,359,246)
Net increase in net assets from Fund share transactions	$604,865,515	$1,074,317,113
Other capital —
Portfolio transaction fee contributed to Portfolio	$(1,838,092)	$—
Portfolio transaction fee allocated from Portfolio	1,757,823	—
Net decrease in net assets from other capital	$(80,269)	$—

Net increase in net assets	$653,247,739	$1,187,325,604

Net Assets
At beginning of period	$8,252,051,552	$7,064,725,948
At end of period	$8,905,299,291	$8,252,051,552

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,964,692)	$(6,006,641)

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.010		$8.870	$8.670	$9.010	$9.170	$9.090

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.323	$0.352	$0.339	$0.314	$0.339
Net realized and unrealized gain (loss)	0.049		0.140	0.200	(0.339)	(0.154)	0.081

Total income from operations	$0.217		$0.463	$0.552	$—	$0.160	$0.420

Less Distributions
From net investment income	$(0.167)		$(0.323)	$(0.345)	$(0.327)	$(0.320)	$(0.340)
Tax return of capital	—		—	(0.007)	(0.013)	—	—

Total distributions	$(0.167)		$(0.323)	$(0.352)	$(0.340)	$(0.320)	$(0.340)

Net asset value — End of period	$9.060		$9.010	$8.870	$8.670	$9.010	$9.170

Total Return(2)	2.44	%(3)	5.30%	6.57%	(0.03)%	1.76%	4.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$542,669		$314,611	$338,079	$421,431	$562,524	$671,736
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.02	%(6)	1.04%	1.07%	1.03%	0.99%	0.99%
Net investment income	3.75	%(6)	3.60%	4.10%	3.81%	3.44%	3.70%
Portfolio Turnover of the Portfolio	17	%(3)	42%	27%	19%	34%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.310		$9.170	$8.970	$9.310	$9.480	$9.410

Income (Loss) From Operations
Net investment income(1)	$0.173		$0.334	$0.364	$0.351	$0.324	$0.348
Net realized and unrealized gain (loss)	0.060		0.141	0.200	(0.339)	(0.163)	0.074

Total income from operations	$0.233		$0.475	$0.564	$0.012	$0.161	$0.422

Less Distributions
From net investment income	$(0.173)		$(0.335)	$(0.357)	$(0.338)	$(0.331)	$(0.352)
Tax return of capital	—		—	(0.007)	(0.014)	—	—

Total distributions	$(0.173)		$(0.335)	$(0.364)	$(0.352)	$(0.331)	$(0.352)

Net asset value — End of period	$9.370		$9.310	$9.170	$8.970	$9.310	$9.480

Total Return(2)	2.42	%(3)	5.36%	6.50%	0.10%	1.70%	4.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$999,961		$1,023,559	$1,067,045	$1,323,646	$1,881,548	$2,674,354
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.02	%(6)	1.04%	1.07%	1.03%	0.99%	0.99%
Net investment income	3.74	%(6)	3.60%	4.11%	3.81%	3.43%	3.68%
Portfolio Turnover of the Portfolio	17	%(3)	42%	27%	19%	34%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.990		$8.860	$8.660	$8.990	$9.150	$9.080

Income (Loss) From Operations
Net investment income(1)	$0.133		$0.256	$0.288	$0.272	$0.245	$0.273
Net realized and unrealized gain (loss)	0.051		0.130	0.199	(0.330)	(0.154)	0.069

Total income (loss) from operations	$0.184		$0.386	$0.487	$(0.058)	$0.091	$0.342

Less Distributions
From net investment income	$(0.134)		$(0.256)	$(0.281)	$(0.261)	$(0.251)	$(0.272)
Tax return of capital	—		—	(0.006)	(0.011)	—	—

Total distributions	$(0.134)		$(0.256)	$(0.287)	$(0.272)	$(0.251)	$(0.272)

Net asset value — End of period	$9.040		$8.990	$8.860	$8.660	$8.990	$9.150

Total Return(2)	2.06	%(3)	4.40%	5.78%	(0.67)%	0.99%	3.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,069		$4,626	$7,422	$10,544	$16,859	$23,143
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.77	%(6)	1.79%	1.82%	1.78%	1.74%	1.74%
Net investment income	2.99	%(6)	2.86%	3.37%	3.05%	2.69%	2.98%
Portfolio Turnover of the Portfolio	17	%(3)	42%	27%	19%	34%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.990		$8.860	$8.660	$9.000	$9.160	$9.080

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.256	$0.287	$0.272	$0.245	$0.269
Net realized and unrealized gain (loss)	0.060		0.130	0.200	(0.339)	(0.154)	0.083

Total income (loss) from operations	$0.194		$0.386	$0.487	$(0.067)	$0.091	$0.352

Less Distributions
From net investment income	$(0.134)		$(0.256)	$(0.281)	$(0.262)	$(0.251)	$(0.272)
Tax return of capital	—		—	(0.006)	(0.011)	—	—

Total distributions	$(0.134)		$(0.256)	$(0.287)	$(0.273)	$(0.251)	$(0.272)

Net asset value — End of period	$9.050		$8.990	$8.860	$8.660	$9.000	$9.160

Total Return(2)	1.94	%(3)	4.51%	5.78%	(0.67)%	0.88%	3.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$590,024		$624,015	$691,050	$793,845	$956,256	$1,065,313
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.77	%(6)	1.79%	1.82%	1.78%	1.74%	1.74%
Net investment income	2.99	%(6)	2.85%	3.36%	3.06%	2.69%	2.94%
Portfolio Turnover of the Portfolio	17	%(3)	42%	27%	19%	34%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.010		$8.880	$8.680	$9.010	$9.170	$9.100

Income (Loss) From Operations
Net investment income(1)	$0.179		$0.346	$0.374	$0.362	$0.336	$0.359
Net realized and unrealized gain (loss)	0.050		0.130	0.199	(0.330)	(0.153)	0.075

Total income from operations	$0.229		$0.476	$0.573	$0.032	$0.183	$0.434

Less Distributions
From net investment income	$(0.179)		$(0.346)	$(0.365)	$(0.348)	$(0.343)	$(0.364)
Tax return of capital	—		—	(0.008)	(0.014)	—	—

Total distributions	$(0.179)		$(0.346)	$(0.373)	$(0.362)	$(0.343)	$(0.364)

Net asset value — End of period	$9.060		$9.010	$8.880	$8.680	$9.010	$9.170

Total Return(2)	2.56	%(3)	5.56%	6.72%	0.33%	2.01%	4.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,558,496		$6,123,148	$4,961,131	$6,153,765	$8,310,640	$9,760,086
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.77	%(6)	0.79%	0.82%	0.78%	0.74%	0.74%
Net investment income	3.99	%(6)	3.85%	4.36%	4.06%	3.68%	3.91%
Portfolio Turnover of the Portfolio	17	%(3)	42%	27%	19%	34%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2018 (Unaudited)		Period Ended October 31, 2017(1)
Net asset value — Beginning of period	$9.020		$8.870

Income (Loss) From Operations
Net investment income	$0.181		$0.323
Net realized and unrealized gain	0.050		0.150

Total income from operations	$0.231		$0.473

Less Distributions
From net investment income	$(0.181)		$(0.323)

Total distributions	$(0.181)		$(0.323)

Net asset value — End of period	$9.070		$9.020

Total Return(2)(3)	2.58%		5.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$211,080		$162,093
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.72	%(5)	0.73	%(5)
Net investment income	4.05	%(5)	3.87	%(5)
Portfolio Turnover of the Portfolio	17	%(3)	42	%(6)

(1)	For the period from the commencement of operations, December 1, 2016, to October 31, 2017.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)	For the Portfolio’s year ended October 31, 2017.

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (85.0% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

16

Eaton Vance

Floating-Rate Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $28,976,023 and deferred capital losses of $235,598,922 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $235,598,922 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $6,270,879. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual Fund operating expenses (relating to ordinary operating expenses only) exceed 1.04%, 1.04%, 1.79%, 1.79%, 0.79% and 0.74% of the Fund’s average daily net assets for Advisers Class, Class A, Class B, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM reimbursed no operating expenses for the six months ended April 30, 2018. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $134,564 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $28,070 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $422,130 for Advisers Class shares and $1,244,775 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $14,132 and $2,240,304 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $4,711 and $746,768 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

17

Eaton Vance

Floating-Rate Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $12,000 and $21,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $641,993,112 and $224,497,527, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1K of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	32,790,662	14,503,812
Issued to shareholders electing to receive payments of distributions in Fund shares	683,466	1,355,998
Redemptions	(8,487,989)	(19,031,532)

Net increase (decrease)	24,986,139	(3,171,722)

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	11,330,545	42,234,523
Issued to shareholders electing to receive payments of distributions in Fund shares	1,752,014	3,702,357
Redemptions	(16,319,300)	(52,485,401)
Exchange from Class B shares	92,000	146,275

Net decrease	(3,144,741)	(6,402,246)

Class B	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	5,673	12,421
Issued to shareholders electing to receive payments of distributions in Fund shares	6,154	18,755
Redemptions	(91,585)	(203,080)
Exchange to Class A shares	(95,323)	(151,577)

Net decrease	(175,081)	(323,481)

18

Eaton Vance

Floating-Rate Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	3,098,538	10,448,983
Issued to shareholders electing to receive payments of distributions in Fund shares	851,133	1,766,724
Redemptions	(8,102,033)	(20,829,658)

Net decrease	(4,152,362)	(8,613,951)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	141,121,230	340,712,518
Issued to shareholders electing to receive payments of distributions in Fund shares	10,295,393	17,593,449
Redemptions	(107,231,811)	(237,640,269)

Net increase	44,184,812	120,665,698

Class R6	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)

Sales	8,111,318	40,586,299
Issued to shareholders electing to receive payments of distributions in Fund shares	461,303	833,523
Redemptions	(3,271,575)	(23,443,560)

Net increase	5,301,046	17,976,262

(1)	Class R6 commenced operations on December 1, 2016.

19

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 89.5%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		7,836	$7,889,495
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		5,347	5,350,831
Term Loan - Second Lien, 8.80%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,121	5,789,724
TransDigm, Inc.
Term Loan, 4.79%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		64,020	64,387,736
Term Loan, 4.71%, (USD LIBOR + 2.50%), Maturing August 22, 2024(4)		28,321	28,483,518
Wesco Aircraft Hardware Corp.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,025	11,979,906
WP CPP Holdings, LLC
Term Loan, Maturing April 24, 2025(5)		4,575	4,616,939
			$128,498,149

Automotive — 2.0%
American Axle and Manufacturing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		38,440	$38,667,880
Apro, LLC
Term Loan, 6.03%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,906	2,925,559
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,350,648
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		6,160	6,201,909
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,107	9,107,175
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		6,317	6,367,556
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		11,637	11,709,794
FCA US, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	10,040,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Federal-Mogul Holdings Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		45,293	$45,813,384
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		16,217	16,304,847
Horizon Global Corporation
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		5,747	5,775,829
Sage Automotive Interiors, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		7,507	7,601,142
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,824	9,501,862
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,860,470
Tower Automotive Holdings USA, LLC
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,685	17,781,028
Visteon Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,530
			$211,528,613

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,594	$5,657,697
Flavors Holdings, Inc.
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		10,354	9,318,375
Term Loan - Second Lien, 12.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000
			$17,301,072

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,787	$15,865,544
Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.40% PIK)), Maturing May 23, 2021		26,925	26,966,947
OZ Management L.P.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		7,550	7,597,187

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.86%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	$3,866,500
Salient Partners L.P.
Term Loan, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,636	8,505,968
			$62,802,146

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		33,794	$33,901,400
Beacon Roofing Supply, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,625	6,669,308
Capital Automotive L.P.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,817	4,853,658
Core & Main L.P.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		13,701	13,786,782
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,498	15,633,258
DTZ U.S. Borrower, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		41,289	41,409,192
Henry Company, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		9,738	9,859,938
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	10,498,872
Quikrete Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		36,880	37,082,647
RE/MAX International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,533	21,653,699
Realogy Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,877	10,958,122
Summit Materials Companies I, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024		7,581	7,635,492

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Werner FinCo L.P.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,413	$8,466,007
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023		7,910	7,988,658
			$230,397,033

Business Equipment and Services — 8.8%
Acosta Holdco, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		12,546	$10,307,524
Adtalem Global Education, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		4,550	4,569,906
AlixPartners, LLP
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		28,441	28,627,684
Altran Technologies S.A.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 20, 2025	EUR	16,241	19,768,544
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,980	6,047,917
Camelot UK Holdco Limited
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		23,322	23,507,446
Cast and Crew Payroll, LLC
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		9,275	9,299,402
Ceridian HCM Holding, Inc.
Term Loan, Maturing April 5, 2025(5)		16,900	17,047,875
Change Healthcare Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		78,990	79,390,797
Corporate Capital Trust, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,448	17,502,089
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		3,443	3,495,075
Crossmark Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		35,481	19,088,859
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		17,069	17,186,790

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Duff & Phelps Corporation
Term Loan, Maturing October 14, 2024(5)		4,250	$4,256,197
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,600	14,636,500
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(4)(8)		6,523	3,098,460
Term Loan, 0.00%, Maturing July 2, 2020(3)(8)		4,614	2,191,486
Term Loan, 0.00%, Maturing July 2, 2020(3)(8)		10,387	0
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		47,533	47,978,138
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		4,314	4,358,675
Extreme Reach, Inc.
Term Loan, 8.16%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		9,874	9,874,332
First Data Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,032	14,064,036
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		53,049	53,294,659
Garda World Security Corporation
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,603	20,849,968
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	14,365	11,271,904
Gartner, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,850	2,878,500
Global Payments, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		6,361	6,416,407
IG Investment Holdings, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		27,506	27,832,141
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		16,013	16,170,884
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	23,840	28,933,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Iron Mountain, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	10,025	$10,003,065
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	13,155	13,240,846
KAR Auction Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	14,236	14,306,992
Kronos Incorporated
Term Loan, 4.88%, (2 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	62,948	63,592,623
LegalZoom.com, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024	8,304	8,397,610
Monitronics International, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	22,750	22,105,807
ON Assignment, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 21, 2025	5,481	5,514,122
PGX Holdings, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	10,421	10,160,469
Ping Identity Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025	6,275	6,322,062
Pre-Paid Legal Services, Inc.
Term Loan, Maturing April 17, 2025(5)	5,550	5,613,592
Prime Security Services Borrower, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	17,346	17,479,324
Red Ventures, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	15,049	15,253,174
ServiceMaster Company
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	36,933	37,209,198
SMG Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025	2,700	2,728,126
Solera, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	12,685	12,752,980
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	39,339	39,678,681

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	14,375	$17,427,953
Tempo Acquisition, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,578	9,641,077
Trans Union, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,658	10,706,522
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		22,675	22,797,241
Vantiv, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		14,350	14,457,625
Vestcom Parent Holdings, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,057	13,155,142
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,548	1,551,408
West Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,950	3,987,442
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		14,763	14,840,709
			$916,869,410

Cable and Satellite Television — 4.0%
Charter Communications Operating, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		40,199	$40,436,787
Cogeco Communications (USA) II L.P.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,180	6,205,752
CSC Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,549	34,588,321
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		14,425	14,485,109
Numericable Group S.A.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,903	11,758,924
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,493	20,320,080

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Radiate Holdco, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		25,157	$24,981,897
Telenet Financing USD, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		24,600	24,745,214
Unitymedia Finance, LLC
Term Loan, Maturing September 30, 2025(5)		1,500	1,502,031
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		17,100	17,112,466
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	15,000	18,179,858
UPC Financing Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,333,922
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,726,123
Virgin Media Bristol, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,588,917
Virgin Media Investment Holdings Limited
Term Loan, 3.78%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,925	17,802,736
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	27,610,898
Ziggo Secured Finance Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		47,781	47,618,437
			$416,997,472

Chemicals and Plastics — 3.9%
Alpha 3 B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		5,608	$5,648,516
Aruba Investments, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,835	3,839,591
Ashland, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 17, 2024		6,278	6,337,199
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,717	42,942,337

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	$1,819,551
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,473	7,882,320
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,725	11,762,991
Emerald Performance Materials, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,299	5,353,413
Ferro Corporation
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,232	9,280,789
Term Loan, Maturing February 14, 2024(5)		3,833	3,853,696
Term Loan, Maturing February 14, 2024(5)		3,917	3,937,472
Flint Group GmbH
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,755	2,639,308
Flint Group US, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,666	15,965,651
Gemini HDPE, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		10,190	10,251,762
H.B. Fuller Company
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,487	22,576,588
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	34,115	41,248,155
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,606	7,642,187
Invictus US, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 24, 2025		5,600	5,649,874
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	8,117,167
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		8,322	8,393,112
MacDermid, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,939,262
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,641,871

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
MacDermid, Inc. (continued)
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	27,074	$27,293,832
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024	7,227	7,272,324
PQ Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	27,674	27,876,103
Prince Minerals, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 20, 2025	4,200	4,252,500
Proampac PG Borrower, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 18, 2023	5,519	5,569,969
Solenis International L.P.
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	4,578	4,583,305
Sonneborn Refined Products B.V.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	922	933,036
Sonneborn, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	5,222	5,287,189
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)	380	382,151
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	3,845	3,863,974
Tata Chemicals North America, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	5,654	5,720,760
Trinseo Materials Operating S.C.A.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024	4,095	4,123,064
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	12,986	13,135,552
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	31,503	31,866,215
Unifrax Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	8,617	8,708,064
Univar, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024	13,721	13,852,397

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Venator Materials Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,303	$4,327,581
Versum Materials, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,787	5,841,127
			$408,611,955

Clothing / Textiles — 0.1%
Samsonite International S.A.
Term Loan, Maturing April 18, 2025(5)		10,275	$10,322,522
			$10,322,522

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,829	$2,842,768
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	7,639,917
			$10,482,685

Containers and Glass Products — 2.5%
Anchor Glass Container Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,604	$5,471,673
Berry Global, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		16,310	16,429,196
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,425	7,473,723
BWAY Holding Company
Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		19,645	19,788,554
Consolidated Container Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024		6,279	6,332,158
Crown Americas, LLC
Term Loan, 2.38%, (3 mo. EURIBOR + 2.38%), Maturing January 18, 2025	EUR	6,675	8,146,373
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing January 29, 2025		7,300	7,375,854
Flex Acquisition Company, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,793	42,064,554

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	21,357	$25,836,832
Libbey Glass, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,407	10,250,867
Pelican Products, Inc.
Term Loan, Maturing April 19, 2025(5)		7,075	7,057,312
Reynolds Group Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		57,839	58,266,435
Ring Container Technologies Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		10,004	10,047,454
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		23,111	23,276,734
Tekni-Plex, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		8,910	8,971,445
Trident TPI Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024(2)		3,775	3,800,953
			$260,590,117

Cosmetics / Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		18,935	$19,159,596
			$19,159,596

Drugs — 3.0%
Albany Molecular Research, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,447	$15,579,326
Alkermes, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,171	19,362,494
Amneal Pharmaceuticals, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		25,774	25,781,658
Arbor Pharmaceuticals, Inc.
Term Loan, 6.99%, (2 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,946	29,796,579

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,379	$52,204,608
Horizon Pharma, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	16,389	16,518,378
Jaguar Holding Company II
Term Loan, 4.61%, (USD LIBOR + 2.50%), Maturing August 18, 2022(4)	68,282	68,727,947
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	20,546	20,444,887
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	9,750	9,736,292
PharMerica Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	9,050	9,112,219
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,673,250
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	46,338	46,909,259
		$318,846,897

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.00%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	40,801	$41,103,612
Charah, LLC
Term Loan, 8.21%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)	7,237	7,336,224
Clean Harbors, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024	3,151	3,163,004
EnergySolutions, LLC
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	14,397	14,577,034
GFL Environmental, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	14,262	14,306,145
Strategic Materials, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024	2,394	2,408,962
Wastequip, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025	1,500	1,511,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Wrangler Buyer Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	5,885	$5,924,705
		$90,330,936

Electronics / Electrical — 9.9%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	36,877	$36,912,040
Answers Finance, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021	5,589	5,477,424
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	4,645	4,552,100
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	29,457	29,749,525
Aptean, Inc.
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	21,226	21,310,577
Term Loan - Second Lien, 11.80%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023	4,335	4,375,641
Avast Software B.V.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	22,967	23,133,680
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	13,500	13,592,813
Campaign Monitor Finance Pty. Limited
Term Loan, 7.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	13,067	13,104,668
CommScope, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	8,384	8,444,189
CPI International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	7,338	7,385,515
Cypress Semiconductor Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	10,971	11,061,621
DigiCert, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	10,925	10,971,093

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Electrical Components International, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,932	$10,973,286
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,084	13,264,285
Energizer Holdings, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,319	8,365,611
Entegris, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,248	2,259,229
Epicor Software Corporation
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		6,016	6,054,969
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,040	7,118,821
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,461	5,522,752
Eze Castle Software, Inc.
Term Loan, 5.05%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		9,579	9,652,754
Flexera Software, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		2,750	2,767,760
Go Daddy Operating Company, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		56,883	57,199,134
GTCR Valor Companies, Inc.
Term Loan, 5.31%, (2 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		11,692	11,853,903
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,985	3,627,214
Hyland Software, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		30,980	31,300,759
Infoblox, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,540	17,832,481
Infor (US), Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		85,579	86,068,430
Informatica Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	6,041	7,325,167

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Informatica Corporation (continued)
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	40,615	$40,963,017
Lattice Semiconductor Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	6,528	6,568,781
MA FinanceCo., LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	40,657	40,574,816
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	5,925	5,887,570
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	19,512	19,231,351
MTS Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	891	898,480
Prometric Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	3,375	3,405,584
Renaissance Learning, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	15,626	15,738,231
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022	4,550	4,574,647
Rocket Software, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	12,729	12,821,663
Seattle Spinco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	40,010	39,810,225
SkillSoft Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	55,741	52,977,300
SolarWinds Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	17,157	17,278,163
Sparta Systems, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,483	3,495,559
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	19,884	20,038,524
SS&C Technologies, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	53,742	54,159,677

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SurveyMonkey, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		18,298	$18,115,373
Switch, Ltd.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,829	2,853,817
Syncsort, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		18,258	18,332,415
Tibco Software, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,915	25,057,927
TTM Technologies, Inc.
Term Loan, Maturing September 28, 2024(5)		3,750	3,782,813
Uber Technologies
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		50,033	50,501,814
Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		21,850	22,082,156
Veritas Bermuda, Ltd.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		22,778	22,490,173
VF Holding Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		32,097	32,388,660
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,633	8,063,026
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,479	8,494,648
Western Digital Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		11,521	11,608,560
			$1,033,452,411

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		77,512	$77,759,893
Delos Finance S.a.r.l.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	1,008,021
			$78,767,914

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Farming / Agriculture — 0.0%(6)
Mastronardi Produce Limited
Term Loan, Maturing April 18, 2025(5)	4,350	$4,393,500
		$4,393,500

Financial Intermediaries — 3.7%
Armor Holding II, LLC
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	14,038	$14,178,246
Term Loan - Second Lien, 11.31%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	33,720	34,057,663
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	13,267	13,357,959
Ditech Holding Corporation
Term Loan, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	39,373	37,010,595
Donnelley Financial Solutions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	5,246	5,278,500
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025	3,025	3,055,250
FinCo I, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	13,167	13,314,818
Focus Financial Partners, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	17,705	17,837,410
Freedom Mortgage Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	35,656	36,280,318
Geo Group, Inc. (The)
Term Loan, 3.75%, (1 week USD LIBOR + 2.00%), Maturing March 22, 2024	5,321	5,346,196
Greenhill & Co., Inc.
Term Loan, 5.73%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	12,517	12,626,082
GreenSky Holdings, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	15,925	15,984,719
Guggenheim Partners, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	37,169	37,293,310

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	16,636	$16,677,127
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024	1,990	1,998,706
LPL Holdings, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	14,937	15,018,229
MIP Delaware, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,554	1,565,274
NXT Capital, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	25,438	25,724,077
Ocwen Financial Corporation
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	3,233	3,277,216
Quality Care Properties, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	29,260	29,625,383
Sesac Holdco II, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	10,481	10,507,466
StepStone Group L.P.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	6,975	7,018,594
Victory Capital Management, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025	4,337	4,374,613
Virtus Investment Partners, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	5,484	5,510,980
Term Loan, 1.25%, Maturing June 3, 2024(2)	2,000	2,010,000
Walker & Dunlop, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	11,593	11,737,502
		$386,889,483

Food Products — 2.9%
Alphabet Holding Company, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	29,279	$25,357,165
American Seafoods Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	3,713	3,718,079

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Badger Buyer Corp.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,055	$5,086,216
CHG PPC Parent, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,725	8,793,709
Del Monte Foods, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,522	22,532,649
Dole Food Company, Inc.
Term Loan, 4.65%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		20,099	20,197,823
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	23,850	28,937,252
Term Loan, 3.76%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	6,500	8,986,899
High Liner Foods Incorporated
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	14,851,861
HLF Financing S.a.r.l.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		15,887	16,105,320
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	3,602	4,386,763
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		25,018	25,237,225
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		71,791	71,817,950
Keurig Green Mountain, Inc.
Term Loan, 3.25%, (1 week USD LIBOR + 1.50%), Maturing March 3, 2021		5,332	5,329,913
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	8,256,943
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		6,650	6,677,012
Pinnacle Foods Finance, LLC
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		4,493	4,532,980
Post Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		20,303	20,415,624

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	$7,289,376
			$308,510,759

Food Service — 1.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		80,344	$80,586,666
Aramark Services, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		10,274	10,354,512
IRB Holding Corp.
Term Loan, 5.19%, (USD LIBOR + 3.25%), Maturing February 5, 2025(4)		9,450	9,556,312
KFC Holding Co.
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		20,147	20,322,782
NPC International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,029	9,164,695
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,929	3,961,803
TKC Holdings, Inc.
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		10,667	10,787,257
US Foods, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		2,467	2,491,680
Welbilt, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,310,802
			$156,536,509

Food / Drug Retailers — 1.0%
Albertsons, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,739	$14,631,782
Term Loan, 5.29%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,632	8,579,351
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,157	50,689,131
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,363	5,416,125

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	11,175	$15,033,661
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,527,915
Supervalu, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,599	2,594,418
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		4,331	4,324,030
			$106,796,413

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,013	$10,138,201
			$10,138,201

Health Care — 8.4%
Acadia Healthcare Company, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,069	$3,103,830
ADMI Corp.
Term Loan, Maturing April 4, 2025(5)		20,025	20,115,733
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		17,825	17,546,646
Alliance Healthcare Services, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		9,143	9,214,881
Term Loan - Second Lien, 11.90%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,547,125
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.25%, (1 week USD LIBOR + 5.50%), Maturing August 4, 2021		8,203	8,253,982
Argon Medical Devices, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,150	7,208,094
Auris Luxembourg III S.a.r.l.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,962	2,983,219
Term Loan, Maturing January 17, 2022(5)	EUR	2,500	3,042,396
Avantor, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,354	18,577,699

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,769	$10,553,508
Carestream Dental Equipment, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,174	6,180,742
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		28,385	28,665,911
Community Health Systems, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019		14,323	14,116,686
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		17,661	17,153,618
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		9,500	9,527,038
Convatec, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,710	5,754,370
CPI Holdco, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,529	9,600,242
CryoLife, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,561	5,635,792
DJO Finance, LLC
Term Loan, 5.36%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,815	25,963,104
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	10,332,415
Envision Healthcare Corporation
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		42,274	42,542,202
Equian, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		6,934	6,984,253
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		18,913	19,084,470
GHX Ultimate Parent Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		7,444	7,471,664
Greatbatch Ltd.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022		13,358	13,499,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	40,813	$41,077,625
Hanger, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	12,150	12,195,562
HCA, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025	4,100	4,146,695
Immucor, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing June 15, 2021	1,489	1,525,969
INC Research, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	5,004	5,025,018
Indivior Finance S.a.r.l.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	14,314	14,457,266
Inovalon Holdings, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	14,225	14,153,875
Kindred Healthcare, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	30,225	30,361,482
Kinetic Concepts, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,641	27,861,397
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,833	29,090,181
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,502,438
Medical Depot Holdings, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,169	6,754,310
Medical Solutions, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,450	8,491,873
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	44,103	44,392,530
National Mentor Holdings, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,334	5,377,016
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	7,132	7,167,786

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
New Millennium Holdco, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,278	$1,174,719
Opal Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	26,175	25,749,539
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	41,210	41,511,696
Parexel International Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	33,357	33,528,332
Press Ganey Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 21, 2023	13,188	13,294,963
Prospect Medical Holdings, Inc.
Term Loan, 7.44%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,425	13,475,344
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	21,429	21,572,337
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	12,612	12,690,448
RadNet, Inc.
Term Loan, 5.87%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	15,569	15,772,868
Select Medical Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	17,350	17,497,952
Sotera Health Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,307	11,382,690
Surgery Center Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	18,980	19,043,681
Team Health Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	41,680	40,573,318
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,660	8,749,769
U.S. Anesthesia Partners, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	15,943	16,039,871

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Wink Holdco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,287	$5,280,142
			$882,578,062

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		16,404	$16,659,855
Serta Simmons Bedding, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,313	47,486,956
			$64,146,811

Industrial Equipment — 3.8%
Apex Tool Group, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,733	$27,862,669
CFSP Acquisition Corp.
Term Loan, 0.00%, Maturing March 6, 2025(2)		1,031	1,032,930
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		4,569	4,579,323
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		27,018	27,083,943
Delachaux S.A.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,520	7,585,582
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	287	347,251
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	717	868,129
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,729	3,304,257
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,821	8,260,642
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024(2)		3,713	3,761,226
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,501	9,617,976
DXP Enterprises, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,771	5,778,214
Engineered Machinery Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		7,656	7,696,480

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		22,863	$23,091,188
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 27, 2025	EUR	4,425	5,350,308
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		21,925	22,153,393
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,300	7,621,042
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		14,527	14,628,718
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,578	11,589,875
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		37,438	37,713,448
Harsco Corporation
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,039	6,127,817
Hayward Industries, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,975	5,012,312
Milacron, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		29,616	29,769,811
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		14,103	14,279,431
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		2,675	2,684,793
Rexnord, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		23,084	23,267,120
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		11,275	11,387,750
Tank Holding Corp.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		8,365	8,448,540
Terex Corporation
Term Loan, 3.99%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		2,970	2,987,324
Thermon Industries, Inc.
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,725	3,757,215

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Titan Acquisition Limited
Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,600	$36,694,355
Waterjet Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 3, 2025		8,175	8,205,656
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	17,434,161
			$399,982,879

Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		26,187	$26,390,724
AmWINS Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,736	28,955,364
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		28,344	28,568,152
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023		33,557	33,842,349
Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		17,850	18,385,500
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,725	6,854,743
Hub International Limited
Term Loan, Maturing April 25, 2025(5)		57,650	58,094,539
NFP Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		22,616	22,755,142
Sedgwick Claims Management Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		12,400	12,419,927
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		35,817	35,950,937
			$272,217,377

Leisure Goods / Activities / Movies — 3.5%
AMC Entertainment, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		10,050	$10,085,435

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Ancestry.com Operations, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,862	$48,146,024
Bombardier Recreational Products, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		44,104	44,434,435
Bright Horizons Family Solutions, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		10,519	10,593,254
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,457	13,472,882
ClubCorp Holdings, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,148	21,234,346
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,700	11,733,243
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		22,950	22,955,210
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		22,435	22,510,041
Emerald Expositions Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		17,660	17,859,054
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing November 24, 2024	EUR	8,800	10,613,593
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		279	279,616
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		2,159	2,167,024
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		42,632	42,933,861
Match Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,797	7,855,352
Sabre GLBL, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,000	1,004,609
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		17,346	17,331,742

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SRAM, LLC
Term Loan, 4.74%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)	25,057	$25,166,260
Steinway Musical Instruments, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	9,875	9,961,406
UFC Holdings, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	15,563	15,665,825
WMG Acquisition Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023	12,400	12,469,775
		$368,472,987

Lodging and Casinos — 3.9%
Aristocrat Leisure Limited
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	13,566	$13,658,059
Boyd Gaming Corporation
Term Loan, 4.24%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	12,179	12,259,710
Churchill Downs Incorporated
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	3,491	3,506,496
CityCenter Holdings, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	21,934	22,079,915
Cyan Blue Holdco 3 Limited
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	3,126	3,139,114
Eldorado Resorts, LLC
Term Loan, 4.18%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)	11,596	11,665,330
ESH Hospitality, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	26,625	26,798,790
Four Seasons Hotels Limited
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	9,184	9,258,368
Gateway Casinos & Entertainment Limited
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	2,475	2,497,688
Golden Nugget, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	41,267	41,605,495

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
GVC Holdings PLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 15, 2024		12,600	$12,615,750
Term Loan, Maturing March 15, 2024(5)	GBP	7,500	10,325,245
Term Loan, Maturing March 15, 2024(5)	EUR	14,575	17,583,481
Hanjin International Corp.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,680,013
Hilton Worldwide Finance, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		47,618	48,070,580
Hospitality Investors Trust
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024		5,100	5,051,040
La Quinta Intermediate Holdings, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.00%), Maturing April 14, 2021		15,289	15,329,694
Las Vegas Sands, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		4,646	4,675,083
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		29,179	29,407,183
Playa Resorts Holding B.V.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2024		25,150	25,335,007
Richmond UK Bidco Limited
Term Loan, 4.76%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,972,140
Stars Group Holdings B.V. (The)
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2025		44,537	44,809,948
VICI Properties 1, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		24,293	24,419,701
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(5)		14,900	15,031,925
			$408,775,755

Nonferrous Metals / Minerals — 0.8%
Dynacast International, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,873	$14,947,690
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		19,875	20,098,594

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		22,151	$19,714,532
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		200	119,866
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(8)		2,983	257,757
Oxbow Carbon, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		7,283	7,382,951
Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,670,000
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	10,625	12,906,127
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		2,662	1,521,193
			$85,618,710

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		21,762	$23,622,362
Apergy Corp.
Term Loan, Maturing April 20, 2025(5)		4,125	4,154,217
BCP Raptor, LLC
Term Loan, 6.31%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,940	8,027,673
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(2)		12,500	12,151,250
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,681	15,857,664
Delek US Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 13, 2025		4,325	4,346,625
Fieldwood Energy, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		25,506	25,680,954
Term Loan - Second Lien, 9.15%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		9,874	9,565,074

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Green Plains Renewable Energy, Inc.
Term Loan, 7.41%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	11,268	$11,423,315
McDermott Technology Americas, Inc.
Term Loan, Maturing March 27, 2025(5)	14,300	14,238,710
Medallion Midland Acquisition, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	6,983	7,021,777
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	10,011	10,044,133
PSC Industrial Holdings Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	9,352	9,363,252
Term Loan - Second Lien, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	4,450	4,405,500
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	942	825,811
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,527	2,214,295
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,166	15,917,904
Sheridan Production Partners I, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,783	1,518,774
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,920	2,486,509
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	22,033	18,764,942
Southcross Energy Partners L.P.
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	7,725	7,647,291
Ultra Resources, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	15,825	14,875,500
		$224,153,532

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	12,487	$12,554,369
Getty Images, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	44,330	42,265,851

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	12,253	$12,372,095
Lamar Media Corporation
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	6,100	6,122,875
LSC Communications, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	10,512	10,577,700
Merrill Communications, LLC
Term Loan, 7.61%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	6,803	6,862,593
Multi Color Corporation
Term Loan, Maturing October 31, 2022(5)	3,517	3,525,619
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,840	3,863,179
ProQuest, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	14,200	14,398,543
Tweddle Group, Inc.
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	8,135	3,821,985
		$116,364,809

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,418	$7,554,987
AP NMT Acquisition B.V.
Term Loan, 8.06%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,763	3,767,861
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	15,204	15,320,514
Cumulus Media Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	66,720	56,822,982
E.W. Scripps Company (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,154	4,172,299
Entravision Communications Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,089	12,074,138
Gray Television, Inc.
Term Loan, 4.14%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	6,187	6,220,468

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Hubbard Radio, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	10,468	$10,548,039
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(8)	33,740	26,802,030
Term Loan, 0.00%, Maturing July 30, 2019(8)	5,384	4,307,035
Mission Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,906	2,921,013
Nexstar Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	22,627	22,746,284
Raycom TV Broadcasting, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	12,164	12,194,285
Sinclair Television Group, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,294	14,368,149
Term Loan, Maturing December 12, 2024(5)	34,000	34,194,786
Univision Communications, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,788	66,959,480
		$300,974,350

Retailers (Except Food and Drug) — 3.1%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	16,259	$14,253,970
Bass Pro Group, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,637	12,723,376
BJ’s Wholesale Club, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	12,921	12,989,130
CDW, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	21,038	21,182,604
Coinamatic Canada, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	271	271,697
David’s Bridal, Inc.
Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	23,569	20,386,790
EG Finco Limited
Term Loan, Maturing February 6, 2025(5)	5,575	5,584,294

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 L.P.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	24,045	$23,383,576
Global Appliance, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,089	12,308,065
Go Wireless, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	8,295	8,326,106
Harbor Freight Tools USA, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,920	5,950,674
J. Crew Group, Inc.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,236	17,559,890
LSF9 Atlantis Holdings, LLC
Term Loan, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,437	12,289,650
Michaels Stores, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	17,707	17,830,483
Neiman Marcus Group Ltd., LLC
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,500	20,730,120
Party City Holdings, Inc.
Term Loan, 4.92%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	11,596	11,688,624
PetSmart, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	44,082	34,641,039
PFS Holding Corporation
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,032	6,437,203
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,505	8,815,598
Radio Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 2, 2024	4,714	4,740,893
Rent-A-Center, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	1,383	1,366,580
Shutterfly, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	6,200	6,262,000

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,808	$6,749,886
Toys ‘R’ Us Property Company I, LLC
Term Loan, 0.00%, Maturing August 21, 2019(8)	30,925	26,131,491
Vivid Seats Ltd.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	14,088	14,132,120
		$326,735,859

Steel — 0.8%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	13,023	$13,140,776
GrafTech Finance, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	21,000	21,065,625
Neenah Foundry Company
Term Loan, 8.53%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	9,134	9,088,703
Phoenix Services International, LLC
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,825	9,960,094
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	30,276	30,471,160
		$83,726,358

Surface Transport — 0.7%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	6,958	$7,045,023
Avis Budget Car Rental, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,745	5,762,906
Hertz Corporation (The)
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	10,508	10,542,602
Kenan Advantage Group, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,393	1,400,398
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	4,579	4,605,050
PODS, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	6,915	6,987,286

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Stena International S.a.r.l.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,571	$24,771,565
XPO Logistics, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		6,775	6,821,206
			$67,936,036

Telecommunications — 4.0%
CenturyLink, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		57,356	$56,585,497
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		15,302	15,298,487
Consolidated Communications, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		14,576	14,463,299
Digicel International Finance Limited
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,841	11,828,169
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	27,950	33,830,750
Frontier Communications Corp.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,587	21,357,514
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 28, 2024	EUR	10,825	13,126,738
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,299	20,119,351
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		18,300	19,027,425
IPC Corp.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	11,387,803
Level 3 Financing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		31,025	31,177,364
Mitel Networks Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,025	5,068,717

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	12,895	$12,491,789
SBA Senior Finance II, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025	33,153	33,279,161
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	60,792	61,019,653
Syniverse Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	11,400	11,535,375
Telesat Canada
Term Loan, 4.41%, (2 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	47,024	47,317,587
		$418,914,679

Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,662	$2,670,473
Calpine Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	4,851	4,864,476
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	47,496	47,745,490
Dayton Power & Light Company (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	5,481	5,504,603
Dynegy, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	4,538	4,573,700
Granite Acquisition, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,707	1,731,433
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	37,595	38,135,273
Invenergy Thermal Operating I, LLC
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	2,761	2,637,172
Lightstone Generation, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,457	1,471,016
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	22,752	22,975,425

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Lonestar Generation, LLC
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing February 22, 2021		17,971	$17,970,782
Longview Power, LLC
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,550	2,994,996
Talen Energy Supply, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,196	6,174,259
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		11,261	11,183,944
			$170,633,042

Total Senior Floating-Rate Loans (identified cost $9,448,853,563)			$9,379,455,039

Corporate Bonds & Notes — 2.9%
Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	$7,390,220
			$7,390,220

Business Equipment and Services — 0.2%
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)		15,600	$15,990,000
			$15,990,000

Cable and Satellite Television — 0.0%(6)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(9)		3,635	$3,475,969
			$3,475,969

Chemicals and Plastics — 0.3%
Avantor, Inc.
6.00%, 10/1/24(9)		11,605	$11,692,038
Hexion, Inc.
6.625%, 4/15/20		16,525	15,554,156

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
PQ Corp.
6.75%, 11/15/22(9)		4,000	$4,245,000
			$31,491,194

Containers and Glass Products — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		43,125	$43,489,702
5.848%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		9,925	10,086,281
			$53,575,983

Drugs — 0.4%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(9)		11,092	$11,549,545
7.00%, 3/15/24(9)		14,419	15,261,762
5.50%, 11/1/25(9)		19,675	19,650,406
			$46,461,713

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(10)	EUR	8,625	$10,498,975
			$10,498,975

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
7.125%, 9/1/18(9)		2,325	$2,356,379
			$2,356,379

Food Products — 0.0%(6)
Iceland Bondco PLC
5.036%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,428	$1,964,065
			$1,964,065

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$6,937,500
6.25%, 3/31/23		16,650	15,224,344
HCA, Inc.
4.75%, 5/1/23		9,766	9,862,781
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		10,550	11,130,250

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	$12,992,750
4.375%, 10/1/21		9,700	9,603,000
			$65,750,625

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,415,000
			$8,415,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,557,500
			$11,557,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(8)		8,994	$7,285,140
Univision Communications, Inc.
6.75%, 9/15/22(9)		2,629	2,701,297
5.125%, 2/15/25(9)		5,500	5,092,725
			$15,079,162

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$6,965,250
			$6,965,250

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	6,675	$7,498,879
			$7,498,879

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,078,750
5.875%, 1/15/24(9)		5,000	5,050,000
5.25%, 6/1/26(9)		10,925	10,494,828
			$18,623,578

Total Corporate Bonds & Notes (identified cost $314,568,245)			$307,094,492

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 1.0%
Security	Principal Amount (000’s omitted)	Value
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.253%, (3 mo. USD LIBOR + 4.90%), 10/17/24(9)(10)	$3,000	$2,964,240
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	5,000,000
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.959%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,497,003
Series 2018-1A, Class C, 4.921%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,508,624
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,998,200
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,979,810
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.959%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	5,347,665
Series 2018-14A, Class D, 4.423%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,457,739
Series 2018-5BA, Class C, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(11)	5,000	4,977,635
Series 2018-5BA, Class D, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(11)	3,500	3,430,000
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.448%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)	3,500	3,452,991
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 8.598%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	3,251,644
Series 2018-1A, Class D, (3 mo. USD LIBOR + 2.90%),7/15/31(9)(11)	3,000	3,000,000
Series 2018-1A, Class E, (3 mo. USD LIBOR + 5.75%),,7/15/31(9)(11)	2,750	2,750,000
Carlyle Global Market Strategies CLO, Ltd.
Series-C17A, Class CR, (3 mo. USD LIBOR + 2.80%),4/30/31(9)(11)	5,000	5,000,000
Series C17A, Class DR, (3 mo. USD LIBOR + 6.00%),,4/30/31(9)(11)	3,500	3,500,000
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,989,630
Series 2015-41A, Class ER, 7.648%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,256,293
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.993%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	2,500	2,547,214

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.359%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	$2,500	$2,459,585
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.46%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,512,737
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(11)	1,950	1,950,000
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.385%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	916,700
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.859%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)	6,950	6,977,133
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 9.498%, (3 mo. USD LIBOR + 7.15%), 7/15/29(9)(10)	2,000	2,046,765
Palmer Square CLO, Ltd.
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,895,015
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	2,003,921
Upland CLO, Ltd.
Series 2016-1A, Class CR, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(11)	4,500	4,500,000
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(11)	4,625	4,625,000
Voya CLO, Ltd.
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,988,560
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.659%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	2,992,296

Total Asset-Backed Securities (identified cost $104,172,502)		$104,776,400

Common Stocks — 1.3%
Security	Shares	Value

Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(13)(14)	950	$11,070,008
IAP Global Services, LLC(3)(12)(13)(14)	1,627	14,219,134
		$25,289,142

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Automotive — 0.0%(6)
Dayco Products, LLC(12)(13)	88,506	$3,141,963
		$3,141,963

Business Equipment and Services — 0.3%
Education Management Corp.(3)(12)(13)	65,471,595	$0
RCS Capital Corp.(12)(13)	421,149	25,690,089
		$25,690,089

Electronics / Electrical — 0.1%
Answers Corp.(3)(12)(13)	906,100	$7,493,447
		$7,493,447

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(12)(13)	421,318	$18,243
		$18,243

Lodging and Casinos — 0.0%(6)
Caesars Entertainment Corp.(12)(13)	13,899	$157,754
		$157,754

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	2,830	$0
		$0

Oil and Gas — 0.5%
AFG Holdings, Inc.(3)(12)(13)	498,342	$33,887,256
Fieldwood Energy, Inc.(12)(13)	51,241	2,056,045
Fieldwood Energy, Inc.(12)(13)	221,919	8,904,500
Paragon Offshore Finance Company, Class A(12)(13)	42,177	57,993
Paragon Offshore Finance Company, Class B(12)(13)	21,089	690,665
Samson Resources II, LLC, Class A(12)(13)	435,055	7,830,990
Southcross Holdings Group, LLC(3)(12)(13)	1,281	0
Southcross Holdings L.P., Class A(12)(13)	1,281	393,907
		$53,821,356

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)(13)	28,605	$18,702,235
		$18,702,235

Total Common Stocks (identified cost $51,145,765)		$134,314,229

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(12)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,100,000	$52,184,000

Total Exchange-Traded Funds (identified cost $52,107,000)		$52,184,000

Short-Term Investments — 7.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(15)	756,970,755	$756,895,058

Total Short-Term Investments (identified cost $756,883,155)		$756,895,058

Total Investments — 102.4% (identified cost $10,732,871,810)		$10,734,719,218

Less Unfunded Loan Commitments — (0.3)%		$(28,855,072)

Net Investments — 102.1% (identified cost $10,704,016,738)		$10,705,864,146

Other Assets, Less Liabilities — (2.1)%		$(220,526,432)

Net Assets — 100.0%		$10,485,337,714

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Fixed-rate loan.

(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $282,506,519 or 2.7% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(11)	When-issued, variable rate security whose interest rate will be determined after April 30, 2018.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated company.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	11,397,169	CAD	14,509,108	HSBC Bank USA, N.A.	5/31/18	$89,982	$—
USD	10,891,508	EUR	8,780,875	HSBC Bank USA, N.A.	5/31/18	266,544	—
USD	164,058,929	EUR	132,295,986	State Street Bank and Trust Company	5/31/18	3,979,206	—
USD	12,107,415	EUR	9,700,000	State Street Bank and Trust Company	5/31/18	370,299	—
USD	138,476,540	EUR	110,838,425	Goldman Sachs International	6/29/18	4,037,538	—
USD	11,998,780	EUR	9,700,688	HSBC Bank USA, N.A.	6/29/18	232,547	—
USD	27,577,746	EUR	22,066,691	JPMorgan Chase Bank, N.A.	6/29/18	812,444	—
USD	8,298,858	EUR	6,668,615	State Street Bank and Trust Company	6/29/18	210,310	—
USD	1,828,878	EUR	1,490,094	State Street Bank and Trust Company	6/29/18	21,502	—
USD	174,881,809	EUR	143,458,042	Goldman Sachs International	7/31/18	441,500	—
USD	17,687,699	EUR	14,502,125	State Street Bank and Trust Company	7/31/18	53,588	—
USD	10,433,232	GBP	7,462,500	HSBC Bank USA, N.A.	7/31/18	114,538	—
USD	41,129,726	GBP	29,407,994	State Street Bank and Trust Company	7/31/18	466,131	—

						$11,096,129	$—

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $9,947,133,583)	$9,948,969,088
Affiliated investment, at value (identified cost, $756,883,155)	756,895,058
Cash	48,092,376
Deposits for derivatives collateral — forward foreign currency exchange contracts	7,490,000
Foreign currency, at value (identified cost, $75,685,396)	75,647,990
Interest receivable	30,085,793
Dividends receivable from affiliated investment	1,098,058
Receivable for investments sold	43,169,000
Receivable for open forward foreign currency exchange contracts	11,096,129
Prepaid expenses	1,548,978
Total assets	$10,924,092,470

Liabilities
Cash collateral due to brokers	$7,490,000
Payable for investments purchased	392,293,177
Payable for when-issued securities	33,730,000
Payable to affiliates:
Investment adviser fee	4,134,905
Trustees’ fees	8,458
Accrued expenses	1,098,216
Total liabilities	$438,754,756
Commitments and contingencies (Note 11)
Net Assets applicable to investors’ interest in Portfolio	$10,485,337,714

Sources of Net Assets
Investors’ capital	$10,470,870,980
Net unrealized appreciation	14,466,734
Total	$10,485,337,714

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$230,351,824
Dividends from affiliated investment	5,315,719
Total investment income	$235,667,543

Expenses
Investment adviser fee	$24,123,189
Trustees’ fees and expenses	50,750
Custodian fee	982,409
Legal and accounting services	645,013
Interest expense and fees	1,238,485
Miscellaneous	103,346
Total expenses	$27,143,192

Net investment income	$208,524,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$38,225,613
Investment transactions — affiliated investment	(170,434)
Foreign currency transactions	(1,062,493)
Forward foreign currency exchange contracts	(13,581,024)
Net realized gain	$23,411,662
Change in unrealized appreciation (depreciation) —
Investments	$27,263,065
Investments — affiliated investment	48,688
Foreign currency	1,113,502
Forward foreign currency exchange contracts	5,372,728
Net change in unrealized appreciation (depreciation)	$33,797,983

Net realized and unrealized gain	$57,209,645

Net increase in net assets from operations	$265,733,996

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$208,524,351	$382,779,648
Net realized gain (loss)	23,411,662	(88,514,652)
Net change in unrealized appreciation (depreciation)	33,797,983	220,389,016
Net increase in net assets from operations	$265,733,996	$514,654,012
Capital transactions —
Contributions	$732,621,017	$1,996,903,668
Withdrawals	(311,061,281)	(921,329,117)
Portfolio transaction fee	2,077,602	—
Net increase in net assets from capital transactions	$423,637,338	$1,075,574,551

Net increase in net assets	$689,371,334	$1,590,228,563

Net Assets
At beginning of period	$9,795,966,380	$8,205,737,817
At end of period	$10,485,337,714	$9,795,966,380

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55	%(2)	0.56%	0.58%	0.55%	0.52%	0.52%
Net investment income	4.21	%(2)	4.07%	4.58%	4.27%	3.89%	4.14%
Portfolio Turnover	17	%(3)	42%	27%	19%	34%	32%

Total Return	2.68	%(3)	5.69%	7.10%	0.56%	2.23%	5.08%

Net assets, end of period (000’s omitted)	$10,485,338		$9,795,966	$8,205,738	$9,936,014	$13,901,215	$16,648,042

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Floating-Rate NextShares held an interest of 85.0%, 14.8%, 0.1%, 0.1% and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

48

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

49

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $24,123,189 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $2,111,747,655 and $1,668,718,531, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,705,661,683

Gross unrealized appreciation	$181,032,931
Gross unrealized depreciation	(169,734,339)

Net unrealized appreciation	$11,298,592

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these

50

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the Portfolio had no open derivatives with credit-related contingent features in a liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$11,096,129	(1)	$—

Total Derivatives subject to master netting or similar agreements	$11,096,129		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.

51

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Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Goldman Sachs International	$4,479,038	$—	$—	$(4,479,038)	$—	$6,740,000
HSBC Bank USA, N.A.	703,611	—	(703,611)	—	—	—
JPMorgan Chase Bank, N.A.	812,444	—	—	(750,000)	62,444	—
State Street Bank and Trust Company	5,101,036	—	(4,835,140)	—	265,896	—

	$11,096,129	$—	$(5,538,751)	$(5,229,038)	$328,340	$6,740,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(13,581,024)	$5,372,728

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $552,598,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $875 million unsecured line of credit agreement with a group of banks, which is in effect through March 11, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $642,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2018 is $1,061,307 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

52

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2018, the value of the Portfolio’s investment in affiliated companies was $25,289,142, which represents 0.24% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the six months ended April 30, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized gain (loss)

Common Stock*
IAP Global Services, LLC	2,577	—	—	2,577	$25,289,142	$—	$—	$(1,392,250)

*	The related industry is the same as the presentation in the Portfolio of Investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

53

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,316,239,606	$34,360,361	$9,350,599,967
Corporate Bonds & Notes	—	307,094,492	—	307,094,492
Asset-Backed Securities	—	104,776,400	—	104,776,400
Common Stocks	11,118,299	37,823,850	85,372,080	134,314,229
Convertible Preferred Stocks	—	—	0	0
Exchange-Traded Funds	52,184,000	—	—	52,184,000
Short-Term Investments	—	756,895,058	—	756,895,058

Total Investments	$63,302,299	$10,522,829,406	$119,732,441	$10,705,864,146
Forward Foreign Currency Exchange Contracts	$—	$11,096,128	$—	$11,096,128

Total	$63,302,299	$10,533,925,534	$119,732,441	$10,716,960,274

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.10% of net assets at April 30, 2018). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

54

Eaton Vance

Floating-Rate Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

55

Eaton Vance

Floating-Rate Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

56

Eaton Vance

Floating-Rate Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and higher than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

57

Eaton Vance

Floating-Rate Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.18

Eaton Vance

Floating-Rate & High Income Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Floating-Rate & High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	55

Officers and Trustees	58

Important Notices	59

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ, Michael W. Weilheimer, CFA, Kelley G. Baccei and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	2.00%	3.89%	3.60%	4.75%
Class A at NAV	05/07/2003	09/07/2000	2.00	4.01	3.61	4.76
Class A with 2.25% Maximum Sales Charge	—	—	–0.32	1.65	3.15	4.52
Class B at NAV	09/05/2000	09/05/2000	1.62	3.13	2.83	3.98
Class B with 5% Maximum Sales Charge	—	—	–3.38	–1.87	2.48	3.98
Class C at NAV	09/05/2000	09/05/2000	1.51	3.12	2.83	3.97
Class C with 1% Maximum Sales Charge	—	—	0.51	2.12	2.83	3.97
Class I at NAV	09/15/2000	09/15/2000	2.13	4.27	3.86	5.01
Class R6 at NAV	06/27/2016	09/15/2000	2.03	4.20	3.86	5.01
S&P/LSTA Leveraged Loan Index	—	—	2.39%	4.41%	3.85%	5.28%

% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class B	Class C	Class I	Class R6
	1.03%	1.03%	1.78%	1.78%	0.77%	0.73%

Fund Profile4

Asset Allocation (% of net assets)

Credit Quality (% of bonds, loans and asset-backed securities)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating for the High Income Opportunities Portfolio’s securities, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,020.00	$5.06	1.01%
Class A	$1,000.00	$1,020.00	$5.06	1.01%
Class B	$1,000.00	$1,016.20	$8.80	1.76%
Class C	$1,000.00	$1,015.10	$8.79	1.76%
Class I	$1,000.00	$1,021.30	$3.81	0.76%
Class R6	$1,000.00	$1,020.30	$3.56	0.71%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.80	$5.06	1.01%
Class A	$1,000.00	$1,019.80	$5.06	1.01%
Class B	$1,000.00	$1,016.10	$8.80	1.76%
Class C	$1,000.00	$1,016.10	$8.80	1.76%
Class I	$1,000.00	$1,021.00	$3.81	0.76%
Class R6	$1,000.00	$1,021.30	$3.56	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $1,565,932,228)	$1,548,185,310
Investment in High Income Opportunities Portfolio, at value (identified cost, $301,410,400)	294,511,860
Receivable for Fund shares sold	5,078,271
Total assets	$1,847,775,441

Liabilities
Payable for Fund shares redeemed	$5,085,246
Distributions payable	894,352
Payable to affiliates:
Administration fee	226,560
Distribution and service fees	176,810
Trustees’ fees	42
Accrued expenses	208,278
Total liabilities	$6,591,288
Net Assets	$1,841,184,153

Sources of Net Assets
Paid-in capital	$1,939,100,699
Accumulated distributions in excess of net investment income	(1,529,235)
Accumulated net realized loss from Portfolios	(71,741,853)
Net unrealized depreciation from Portfolios	(24,645,458)
Total	$1,841,184,153

Advisers Class Shares
Net Assets	$151,415,667
Shares Outstanding	17,043,735
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.88

Class A Shares
Net Assets	$180,340,337
Shares Outstanding	19,086,046
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.45
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.67

Class B Shares
Net Assets	$1,251,665
Shares Outstanding	141,054
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.87

Class C Shares
Net Assets	$129,738,973
Shares Outstanding	14,634,480
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.87

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited) — continued

Class I Shares	April 30, 2018
Net Assets	$1,360,312,713
Shares Outstanding	153,054,711
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.89

Class R6 Shares
Net Assets	$18,124,798
Shares Outstanding	2,039,879
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.89

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income allocated from Portfolios	$43,843,240
Dividends allocated from Portfolios	915,326
Expenses allocated from Portfolios	(4,832,523)
Total investment income from Portfolios	$39,926,043

Expenses
Administration fee	$1,348,390
Distribution and service fees
Advisers Class	192,998
Class A	232,676
Class B	7,019
Class C	663,801
Trustees’ fees and expenses	250
Custodian fee	32,720
Transfer and dividend disbursing agent fees	425,736
Legal and accounting services	31,695
Printing and postage	51,248
Registration fees	71,749
Miscellaneous	13,332
Total expenses	$3,071,614

Net investment income	$36,854,429

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$6,911,637
Foreign currency transactions	(141,705)
Forward foreign currency exchange contracts	(2,208,000)
Net realized gain	$4,561,932
Change in unrealized appreciation (depreciation) —
Investments	$(5,098,679)
Foreign currency	158,201
Forward foreign currency exchange contracts	771,884
Net change in unrealized appreciation (depreciation)	$(4,168,594)

Net realized and unrealized gain	$393,338

Net increase in net assets from operations	$37,247,767

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$36,854,429	$64,577,719
Net realized gain (loss)	4,561,932	(11,468,393)
Net change in unrealized appreciation (depreciation)	(4,168,594)	35,063,108
Net increase in net assets from operations	$37,247,767	$88,172,434
Distributions to shareholders —
From net investment income
Advisers Class	$(3,086,295)	$(6,819,342)
Class A	(3,721,206)	(9,317,103)
Class B	(22,762)	(59,943)
Class C	(2,156,264)	(4,668,767)
Class I	(27,784,381)	(43,482,363)
Class R6	(345,454)	(612,122)
Total distributions to shareholders	$(37,116,362)	$(64,959,640)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$15,777,760	$77,100,688
Class A	14,864,869	79,270,342
Class B	—	16,648
Class C	4,647,897	14,059,494
Class I	259,572,833	891,327,570
Class R6	4,042,056	6,619,997
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	3,071,649	6,791,227
Class A	3,392,004	8,712,793
Class B	21,657	55,666
Class C	1,917,809	3,916,863
Class I	23,313,457	36,160,382
Class R6	345,454	611,316
Cost of shares redeemed
Advisers Class	(27,217,978)	(108,327,604)
Class A	(37,837,340)	(199,271,858)
Class B	(119,234)	(392,103)
Class C	(14,371,256)	(41,432,732)
Class I	(202,823,779)	(273,918,332)
Class R6	(1,758,035)	(5,147,927)
Net asset value of shares exchanged
Class A	206,141	411,331
Class B	(206,141)	(411,331)
Net increase in net assets from Fund share transactions	$46,839,823	$496,152,430
Other capital —
Portfolio transaction fee contributed to Eaton Vance Floating Rate Portfolio	$(234,911)	$—
Portfolio transaction fee allocated from Eaton Vance Floating Rate Portfolio	314,750	—
Net increase in net assets from other capital	$79,839	$—

Net increase in net assets	$47,051,067	$519,365,224

Net Assets
At beginning of period	$1,794,133,086	$1,274,767,862
At end of period	$1,841,184,153	$1,794,133,086

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,529,235)	$(1,267,302)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.880		$8.740	$8.550	$8.890	$9.030	$8.920

Income (Loss) From Operations
Net investment income(1)	$0.175		$0.339	$0.362	$0.351	$0.325	$0.354
Net realized and unrealized gain (loss)	0.001		0.142	0.193	(0.335)	(0.120)	0.116

Total income from operations	$0.176		$0.481	$0.555	$0.016	$0.205	$0.470

Less Distributions
From net investment income	$(0.176)		$(0.341)	$(0.365)	$(0.344)	$(0.344)	$(0.360)
Tax return of capital	—		—	—	(0.012)	(0.001)	—

Total distributions	$(0.176)		$(0.341)	$(0.365)	$(0.356)	$(0.345)	$(0.360)

Net asset value — End of period	$8.880		$8.880	$8.740	$8.550	$8.890	$9.030

Total Return(2)	2.00	%(3)	5.59%	6.72%	0.15%	2.29%	5.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$151,416		$159,778	$181,145	$173,352	$241,333	$310,392
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.01	%(6)	1.03%	1.06%	1.07%	1.10%	1.07%
Net investment income	3.97	%(6)	3.83%	4.28%	4.00%	3.60%	3.93%
Portfolio Turnover of the Fund(7)	5	%(3)	13%	13%	5%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.450		$9.300	$9.090	$9.460	$9.610	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.186		$0.360	$0.385	$0.379	$0.346	$0.368
Net realized and unrealized gain (loss)	0.001		0.153	0.214	(0.368)	(0.130)	0.135

Total income from operations	$0.187		$0.513	$0.599	$0.011	$0.216	$0.503

Less Distributions
From net investment income	$(0.187)		$(0.363)	$(0.389)	$(0.368)	$(0.365)	$(0.383)
Tax return of capital	—		—	—	(0.013)	(0.001)	—

Total distributions	$(0.187)		$(0.363)	$(0.389)	$(0.381)	$(0.366)	$(0.383)

Net asset value — End of period	$9.450		$9.450	$9.300	$9.090	$9.460	$9.610

Total Return(2)	2.00	%(3)	5.60%	6.82%	0.10%	2.27%	5.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$180,340		$199,714	$305,764	$343,734	$958,981	$1,181,582
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.01	%(6)	1.03%	1.07%	1.07%	1.10%	1.07%
Net investment income	3.97	%(6)	3.83%	4.29%	4.06%	3.61%	3.84%
Portfolio Turnover of the Fund(7)	5	%(3)	13%	13%	5%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.870		$8.730	$8.540	$8.880	$9.020	$8.910

Income (Loss) From Operations
Net investment income(1)	$0.141		$0.273	$0.300	$0.285	$0.258	$0.293
Net realized and unrealized gain (loss)	0.002		0.142	0.192	(0.335)	(0.121)	0.109

Total income (loss) from operations	$0.143		$0.415	$0.492	$(0.050)	$0.137	$0.402

Less Distributions
From net investment income	$(0.143)		$(0.275)	$(0.302)	$(0.280)	$(0.276)	$(0.292)
Tax return of capital	—		—	—	(0.010)	(0.001)	—

Total distributions	$(0.143)		$(0.275)	$(0.302)	$(0.290)	$(0.277)	$(0.292)

Net asset value — End of period	$8.870		$8.870	$8.730	$8.540	$8.880	$9.020

Total Return(2)	1.62	%(3)	4.81%	5.94%	(0.59)%	1.52%	4.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,252		$1,555	$2,252	$3,612	$5,802	$7,949
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.76	%(6)	1.78%	1.82%	1.82%	1.85%	1.82%
Net investment income	3.22	%(6)	3.09%	3.56%	3.25%	2.86%	3.26%
Portfolio Turnover of the Fund(7)	5	%(3)	13%	13%	5%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.860		$8.720	$8.530	$8.880	$9.010	$8.900

Income (Loss) From Operations
Net investment income(1)	$0.141		$0.272	$0.298	$0.285	$0.257	$0.289
Net realized and unrealized gain (loss)	0.012		0.142	0.193	(0.346)	(0.110)	0.113

Total income (loss) from operations	$0.153		$0.414	$0.491	$(0.061)	$0.147	$0.402

Less Distributions
From net investment income	$(0.143)		$(0.274)	$(0.301)	$(0.279)	$(0.276)	$(0.292)
Tax return of capital	—		—	—	(0.010)	(0.001)	—

Total distributions	$(0.143)		$(0.274)	$(0.301)	$(0.289)	$(0.277)	$(0.292)

Net asset value — End of period	$8.870		$8.860	$8.720	$8.530	$8.880	$9.010

Total Return(2)	1.51	%(3)	4.92%	5.93%	(0.60)%	1.52%	4.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,739		$137,536	$158,443	$175,558	$203,671	$224,682
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.76	%(6)	1.78%	1.82%	1.82%	1.85%	1.82%
Net investment income	3.22	%(6)	3.08%	3.54%	3.25%	2.86%	3.22%
Portfolio Turnover of the Fund(7)	5	%(3)	13%	13%	5%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.890		$8.740	$8.550	$8.900	$9.040	$8.930

Income (Loss) From Operations
Net investment income(1)	$0.186		$0.361	$0.383	$0.373	$0.348	$0.373
Net realized and unrealized gain (loss)	0.001		0.153	0.194	(0.345)	(0.120)	0.120

Total income from operations	$0.187		$0.514	$0.577	$0.028	$0.228	$0.493

Less Distributions
From net investment income	$(0.187)		$(0.364)	$(0.387)	$(0.365)	$(0.367)	$(0.383)
Tax return of capital	—		—	—	(0.013)	(0.001)	—

Total distributions	$(0.187)		$(0.364)	$(0.387)	$(0.378)	$(0.368)	$(0.383)

Net asset value — End of period	$8.890		$8.890	$8.740	$8.550	$8.900	$9.040

Total Return(2)	2.13	%(3)	5.97%	6.99%	0.29%	2.54%	5.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,360,313		$1,280,058	$613,984	$750,280	$961,024	$784,225
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.76	%(6)	0.77%	0.82%	0.82%	0.85%	0.82%
Net investment income	4.22	%(6)	4.08%	4.54%	4.25%	3.86%	4.14%
Portfolio Turnover of the Fund(7)	5	%(3)	13%	13%	5%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net asset value — Beginning of period	$8.880		$8.740	$8.480

Income (Loss) From Operations
Net investment income(2)	$0.188		$0.366	$0.131
Net realized and unrealized gain	0.011		0.138	0.270

Total income from operations	$0.199		$0.504	$0.401

Less Distributions
From net investment income	$(0.189)		$(0.364)	$(0.141)

Total distributions	$(0.189)		$(0.364)	$(0.141)

Net asset value — End of period	$8.890		$8.880	$8.740

Total Return(3)	2.03	%(4)	5.97%	4.75	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,125		$15,491	$13,180
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.71	%(6)	0.73%	0.76	%(6)
Net investment income	4.27	%(6)	4.13%	4.35	%(6)
Portfolio Turnover of the Fund(7)	5	%(4)	13%	13	%(8)

(1)	For the period from the commencement of operations on June 27, 2016 to October, 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	For the Fund’s year ended October 31, 2016.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2018 were as follows: Eaton Vance Floating Rate Portfolio (14.8%) and High Income Opportunities Portfolio (18.6%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

15

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $21,533,717 and deferred capital losses of $43,196,290 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($16,335,693) and October 31, 2019 ($5,198,024) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $43,196,290 are long-term.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $1,348,390. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2018, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $4,319,245 or 0.48% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $17,951 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $3,104 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $192,998 for Advisers Class shares and $232,676 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $5,264 and $497,851 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $1,755 and $165,950 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

16

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $20,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$86,167,788	$80,527,219
High Income Opportunities Portfolio	16,412,912	15,338,518

In addition, a Portfolio transaction fee is imposed by Eaton Vance Floating Rate Portfolio (the Portfolio) on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1K of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,777,047	8,712,685
Issued to shareholders electing to receive payments of distributions in Fund shares	345,968	766,985
Redemptions	(3,066,897)	(12,217,667)

Net decrease	(943,882)	(2,737,997)

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,575,109	8,424,016
Issued to shareholders electing to receive payments of distributions in Fund shares	359,320	925,562
Redemptions	(4,009,548)	(21,142,264)
Exchange from Class B shares	21,836	43,662

Net decrease	(2,053,283)	(11,749,024)

17

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	—	1,902
Issued to shareholders electing to receive payments of distributions in Fund shares	2,442	6,296
Redemptions	(13,448)	(44,303)
Exchange to Class A shares	(23,251)	(46,510)

Net decrease	(34,257)	(82,615)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	524,856	1,592,760
Issued to shareholders electing to receive payments of distributions in Fund shares	216,494	443,141
Redemptions	(1,622,782)	(4,685,471)

Net decrease	(881,432)	(2,649,570)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	29,227,532	100,643,310
Issued to shareholders electing to receive payments of distributions in Fund shares	2,625,328	4,076,831
Redemptions	(22,839,604)	(30,890,832)

Net increase	9,013,256	73,829,309

Class R6	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	455,339	747,290
Issued to shareholders electing to receive payments of distributions in Fund shares	38,909	69,006
Redemptions	(198,085)	(580,696)

Net increase	296,163	235,600

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

18

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018 and October 31, 2017, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

19

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 89.5%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		7,836	$7,889,495
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		5,347	5,350,831
Term Loan - Second Lien, 8.80%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,121	5,789,724
TransDigm, Inc.
Term Loan, 4.79%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		64,020	64,387,736
Term Loan, 4.71%, (USD LIBOR + 2.50%), Maturing August 22, 2024(4)		28,321	28,483,518
Wesco Aircraft Hardware Corp.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,025	11,979,906
WP CPP Holdings, LLC
Term Loan, Maturing April 24, 2025(5)		4,575	4,616,939
			$128,498,149

Automotive — 2.0%
American Axle and Manufacturing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		38,440	$38,667,880
Apro, LLC
Term Loan, 6.03%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,906	2,925,559
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,350,648
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		6,160	6,201,909
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,107	9,107,175
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		6,317	6,367,556
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		11,637	11,709,794
FCA US, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	10,040,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Federal-Mogul Holdings Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		45,293	$45,813,384
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		16,217	16,304,847
Horizon Global Corporation
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		5,747	5,775,829
Sage Automotive Interiors, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		7,507	7,601,142
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,824	9,501,862
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,860,470
Tower Automotive Holdings USA, LLC
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,685	17,781,028
Visteon Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,530
			$211,528,613

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,594	$5,657,697
Flavors Holdings, Inc.
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		10,354	9,318,375
Term Loan - Second Lien, 12.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000
			$17,301,072

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,787	$15,865,544
Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.40% PIK)), Maturing May 23, 2021		26,925	26,966,947
OZ Management L.P.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		7,550	7,597,187

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.86%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	$3,866,500
Salient Partners L.P.
Term Loan, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,636	8,505,968
			$62,802,146

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		33,794	$33,901,400
Beacon Roofing Supply, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,625	6,669,308
Capital Automotive L.P.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,817	4,853,658
Core & Main L.P.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		13,701	13,786,782
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,498	15,633,258
DTZ U.S. Borrower, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		41,289	41,409,192
Henry Company, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		9,738	9,859,938
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	10,498,872
Quikrete Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		36,880	37,082,647
RE/MAX International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,533	21,653,699
Realogy Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,877	10,958,122
Summit Materials Companies I, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024		7,581	7,635,492

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Werner FinCo L.P.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,413	$8,466,007
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023		7,910	7,988,658
			$230,397,033

Business Equipment and Services — 8.8%
Acosta Holdco, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		12,546	$10,307,524
Adtalem Global Education, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		4,550	4,569,906
AlixPartners, LLP
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		28,441	28,627,684
Altran Technologies S.A.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 20, 2025	EUR	16,241	19,768,544
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,980	6,047,917
Camelot UK Holdco Limited
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		23,322	23,507,446
Cast and Crew Payroll, LLC
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		9,275	9,299,402
Ceridian HCM Holding, Inc.
Term Loan, Maturing April 5, 2025(5)		16,900	17,047,875
Change Healthcare Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		78,990	79,390,797
Corporate Capital Trust, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,448	17,502,089
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		3,443	3,495,075
Crossmark Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		35,481	19,088,859
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		17,069	17,186,790

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Duff & Phelps Corporation
Term Loan, Maturing October 14, 2024(5)		4,250	$4,256,197
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,600	14,636,500
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(4)(8)		6,523	3,098,460
Term Loan, 0.00%, Maturing July 2, 2020(3)(8)		4,614	2,191,486
Term Loan, 0.00%, Maturing July 2, 2020(3)(8)		10,387	0
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		47,533	47,978,138
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		4,314	4,358,675
Extreme Reach, Inc.
Term Loan, 8.16%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		9,874	9,874,332
First Data Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,032	14,064,036
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		53,049	53,294,659
Garda World Security Corporation
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,603	20,849,968
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	14,365	11,271,904
Gartner, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,850	2,878,500
Global Payments, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		6,361	6,416,407
IG Investment Holdings, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		27,506	27,832,141
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		16,013	16,170,884
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	23,840	28,933,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Iron Mountain, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	10,025	$10,003,065
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	13,155	13,240,846
KAR Auction Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	14,236	14,306,992
Kronos Incorporated
Term Loan, 4.88%, (2 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	62,948	63,592,623
LegalZoom.com, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024	8,304	8,397,610
Monitronics International, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	22,750	22,105,807
ON Assignment, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 21, 2025	5,481	5,514,122
PGX Holdings, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	10,421	10,160,469
Ping Identity Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025	6,275	6,322,062
Pre-Paid Legal Services, Inc.
Term Loan, Maturing April 17, 2025(5)	5,550	5,613,592
Prime Security Services Borrower, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	17,346	17,479,324
Red Ventures, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	15,049	15,253,174
ServiceMaster Company
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	36,933	37,209,198
SMG Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025	2,700	2,728,126
Solera, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	12,685	12,752,980
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	39,339	39,678,681

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	14,375	$17,427,953
Tempo Acquisition, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,578	9,641,077
Trans Union, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,658	10,706,522
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		22,675	22,797,241
Vantiv, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		14,350	14,457,625
Vestcom Parent Holdings, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,057	13,155,142
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,548	1,551,408
West Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,950	3,987,442
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		14,763	14,840,709
			$916,869,410

Cable and Satellite Television — 4.0%
Charter Communications Operating, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		40,199	$40,436,787
Cogeco Communications (USA) II L.P.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,180	6,205,752
CSC Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,549	34,588,321
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		14,425	14,485,109
Numericable Group S.A.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,903	11,758,924
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,493	20,320,080

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Radiate Holdco, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		25,157	$24,981,897
Telenet Financing USD, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		24,600	24,745,214
Unitymedia Finance, LLC
Term Loan, Maturing September 30, 2025(5)		1,500	1,502,031
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		17,100	17,112,466
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	15,000	18,179,858
UPC Financing Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,333,922
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,726,123
Virgin Media Bristol, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,588,917
Virgin Media Investment Holdings Limited
Term Loan, 3.78%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,925	17,802,736
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	27,610,898
Ziggo Secured Finance Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		47,781	47,618,437
			$416,997,472

Chemicals and Plastics — 3.9%
Alpha 3 B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		5,608	$5,648,516
Aruba Investments, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,835	3,839,591
Ashland, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 17, 2024		6,278	6,337,199
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,717	42,942,337

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	$1,819,551
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,473	7,882,320
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,725	11,762,991
Emerald Performance Materials, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,299	5,353,413
Ferro Corporation
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,232	9,280,789
Term Loan, Maturing February 14, 2024(5)		3,833	3,853,696
Term Loan, Maturing February 14, 2024(5)		3,917	3,937,472
Flint Group GmbH
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,755	2,639,308
Flint Group US, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,666	15,965,651
Gemini HDPE, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		10,190	10,251,762
H.B. Fuller Company
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,487	22,576,588
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	34,115	41,248,155
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,606	7,642,187
Invictus US, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 24, 2025		5,600	5,649,874
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	8,117,167
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		8,322	8,393,112
MacDermid, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,939,262
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,641,871

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
MacDermid, Inc. (continued)
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	27,074	$27,293,832
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024	7,227	7,272,324
PQ Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	27,674	27,876,103
Prince Minerals, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 20, 2025	4,200	4,252,500
Proampac PG Borrower, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 18, 2023	5,519	5,569,969
Solenis International L.P.
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	4,578	4,583,305
Sonneborn Refined Products B.V.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	922	933,036
Sonneborn, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	5,222	5,287,189
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)	380	382,151
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	3,845	3,863,974
Tata Chemicals North America, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	5,654	5,720,760
Trinseo Materials Operating S.C.A.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024	4,095	4,123,064
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	12,986	13,135,552
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	31,503	31,866,215
Unifrax Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	8,617	8,708,064
Univar, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024	13,721	13,852,397

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Venator Materials Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,303	$4,327,581
Versum Materials, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,787	5,841,127
			$408,611,955

Clothing / Textiles — 0.1%
Samsonite International S.A.
Term Loan, Maturing April 18, 2025(5)		10,275	$10,322,522
			$10,322,522

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,829	$2,842,768
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	7,639,917
			$10,482,685

Containers and Glass Products — 2.5%
Anchor Glass Container Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,604	$5,471,673
Berry Global, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		16,310	16,429,196
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,425	7,473,723
BWAY Holding Company
Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		19,645	19,788,554
Consolidated Container Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024		6,279	6,332,158
Crown Americas, LLC
Term Loan, 2.38%, (3 mo. EURIBOR + 2.38%), Maturing January 18, 2025	EUR	6,675	8,146,373
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing January 29, 2025		7,300	7,375,854
Flex Acquisition Company, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,793	42,064,554

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	21,357	$25,836,832
Libbey Glass, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,407	10,250,867
Pelican Products, Inc.
Term Loan, Maturing April 19, 2025(5)		7,075	7,057,312
Reynolds Group Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		57,839	58,266,435
Ring Container Technologies Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		10,004	10,047,454
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		23,111	23,276,734
Tekni-Plex, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		8,910	8,971,445
Trident TPI Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024(2)		3,775	3,800,953
			$260,590,117

Cosmetics / Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		18,935	$19,159,596
			$19,159,596

Drugs — 3.0%
Albany Molecular Research, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,447	$15,579,326
Alkermes, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,171	19,362,494
Amneal Pharmaceuticals, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		25,774	25,781,658
Arbor Pharmaceuticals, Inc.
Term Loan, 6.99%, (2 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,946	29,796,579

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,379	$52,204,608
Horizon Pharma, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	16,389	16,518,378
Jaguar Holding Company II
Term Loan, 4.61%, (USD LIBOR + 2.50%), Maturing August 18, 2022(4)	68,282	68,727,947
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	20,546	20,444,887
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	9,750	9,736,292
PharMerica Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	9,050	9,112,219
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,673,250
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	46,338	46,909,259
		$318,846,897

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.00%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	40,801	$41,103,612
Charah, LLC
Term Loan, 8.21%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)	7,237	7,336,224
Clean Harbors, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024	3,151	3,163,004
EnergySolutions, LLC
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	14,397	14,577,034
GFL Environmental, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	14,262	14,306,145
Strategic Materials, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024	2,394	2,408,962
Wastequip, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025	1,500	1,511,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Wrangler Buyer Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	5,885	$5,924,705
		$90,330,936

Electronics / Electrical — 9.9%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	36,877	$36,912,040
Answers Finance, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021	5,589	5,477,424
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	4,645	4,552,100
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	29,457	29,749,525
Aptean, Inc.
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	21,226	21,310,577
Term Loan - Second Lien, 11.80%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023	4,335	4,375,641
Avast Software B.V.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	22,967	23,133,680
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	13,500	13,592,813
Campaign Monitor Finance Pty. Limited
Term Loan, 7.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	13,067	13,104,668
CommScope, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	8,384	8,444,189
CPI International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	7,338	7,385,515
Cypress Semiconductor Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	10,971	11,061,621
DigiCert, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	10,925	10,971,093

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Electrical Components International, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,932	$10,973,286
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,084	13,264,285
Energizer Holdings, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,319	8,365,611
Entegris, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,248	2,259,229
Epicor Software Corporation
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		6,016	6,054,969
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,040	7,118,821
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,461	5,522,752
Eze Castle Software, Inc.
Term Loan, 5.05%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		9,579	9,652,754
Flexera Software, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		2,750	2,767,760
Go Daddy Operating Company, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		56,883	57,199,134
GTCR Valor Companies, Inc.
Term Loan, 5.31%, (2 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		11,692	11,853,903
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,985	3,627,214
Hyland Software, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		30,980	31,300,759
Infoblox, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,540	17,832,481
Infor (US), Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		85,579	86,068,430
Informatica Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	6,041	7,325,167

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Informatica Corporation (continued)
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	40,615	$40,963,017
Lattice Semiconductor Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	6,528	6,568,781
MA FinanceCo., LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	40,657	40,574,816
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	5,925	5,887,570
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	19,512	19,231,351
MTS Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	891	898,480
Prometric Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	3,375	3,405,584
Renaissance Learning, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	15,626	15,738,231
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022	4,550	4,574,647
Rocket Software, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	12,729	12,821,663
Seattle Spinco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	40,010	39,810,225
SkillSoft Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	55,741	52,977,300
SolarWinds Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	17,157	17,278,163
Sparta Systems, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,483	3,495,559
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	19,884	20,038,524
SS&C Technologies, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	53,742	54,159,677

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SurveyMonkey, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		18,298	$18,115,373
Switch, Ltd.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,829	2,853,817
Syncsort, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		18,258	18,332,415
Tibco Software, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,915	25,057,927
TTM Technologies, Inc.
Term Loan, Maturing September 28, 2024(5)		3,750	3,782,813
Uber Technologies
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		50,033	50,501,814
Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		21,850	22,082,156
Veritas Bermuda, Ltd.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		22,778	22,490,173
VF Holding Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		32,097	32,388,660
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,633	8,063,026
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,479	8,494,648
Western Digital Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		11,521	11,608,560
			$1,033,452,411

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		77,512	$77,759,893
Delos Finance S.a.r.l.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	1,008,021
			$78,767,914

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Farming / Agriculture — 0.0%(6)
Mastronardi Produce Limited
Term Loan, Maturing April 18, 2025(5)	4,350	$4,393,500
		$4,393,500

Financial Intermediaries — 3.7%
Armor Holding II, LLC
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	14,038	$14,178,246
Term Loan - Second Lien, 11.31%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	33,720	34,057,663
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	13,267	13,357,959
Ditech Holding Corporation
Term Loan, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	39,373	37,010,595
Donnelley Financial Solutions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	5,246	5,278,500
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025	3,025	3,055,250
FinCo I, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	13,167	13,314,818
Focus Financial Partners, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	17,705	17,837,410
Freedom Mortgage Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	35,656	36,280,318
Geo Group, Inc. (The)
Term Loan, 3.75%, (1 week USD LIBOR + 2.00%), Maturing March 22, 2024	5,321	5,346,196
Greenhill & Co., Inc.
Term Loan, 5.73%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	12,517	12,626,082
GreenSky Holdings, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	15,925	15,984,719
Guggenheim Partners, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	37,169	37,293,310

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	16,636	$16,677,127
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024	1,990	1,998,706
LPL Holdings, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	14,937	15,018,229
MIP Delaware, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,554	1,565,274
NXT Capital, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	25,438	25,724,077
Ocwen Financial Corporation
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	3,233	3,277,216
Quality Care Properties, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	29,260	29,625,383
Sesac Holdco II, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	10,481	10,507,466
StepStone Group L.P.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	6,975	7,018,594
Victory Capital Management, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025	4,337	4,374,613
Virtus Investment Partners, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	5,484	5,510,980
Term Loan, 1.25%, Maturing June 3, 2024(2)	2,000	2,010,000
Walker & Dunlop, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	11,593	11,737,502
		$386,889,483

Food Products — 2.9%
Alphabet Holding Company, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	29,279	$25,357,165
American Seafoods Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	3,713	3,718,079

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Badger Buyer Corp.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,055	$5,086,216
CHG PPC Parent, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,725	8,793,709
Del Monte Foods, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,522	22,532,649
Dole Food Company, Inc.
Term Loan, 4.65%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		20,099	20,197,823
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	23,850	28,937,252
Term Loan, 3.76%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	6,500	8,986,899
High Liner Foods Incorporated
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	14,851,861
HLF Financing S.a.r.l.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		15,887	16,105,320
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	3,602	4,386,763
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		25,018	25,237,225
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		71,791	71,817,950
Keurig Green Mountain, Inc.
Term Loan, 3.25%, (1 week USD LIBOR + 1.50%), Maturing March 3, 2021		5,332	5,329,913
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	8,256,943
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		6,650	6,677,012
Pinnacle Foods Finance, LLC
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		4,493	4,532,980
Post Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		20,303	20,415,624

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	$7,289,376
			$308,510,759

Food Service — 1.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		80,344	$80,586,666
Aramark Services, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		10,274	10,354,512
IRB Holding Corp.
Term Loan, 5.19%, (USD LIBOR + 3.25%), Maturing February 5, 2025(4)		9,450	9,556,312
KFC Holding Co.
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		20,147	20,322,782
NPC International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,029	9,164,695
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,929	3,961,803
TKC Holdings, Inc.
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		10,667	10,787,257
US Foods, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		2,467	2,491,680
Welbilt, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,310,802
			$156,536,509

Food / Drug Retailers — 1.0%
Albertsons, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,739	$14,631,782
Term Loan, 5.29%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,632	8,579,351
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,157	50,689,131
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,363	5,416,125

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	11,175	$15,033,661
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,527,915
Supervalu, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,599	2,594,418
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		4,331	4,324,030
			$106,796,413

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,013	$10,138,201
			$10,138,201

Health Care — 8.4%
Acadia Healthcare Company, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,069	$3,103,830
ADMI Corp.
Term Loan, Maturing April 4, 2025(5)		20,025	20,115,733
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		17,825	17,546,646
Alliance Healthcare Services, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		9,143	9,214,881
Term Loan - Second Lien, 11.90%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,547,125
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.25%, (1 week USD LIBOR + 5.50%), Maturing August 4, 2021		8,203	8,253,982
Argon Medical Devices, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,150	7,208,094
Auris Luxembourg III S.a.r.l.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,962	2,983,219
Term Loan, Maturing January 17, 2022(5)	EUR	2,500	3,042,396
Avantor, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,354	18,577,699

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,769	$10,553,508
Carestream Dental Equipment, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,174	6,180,742
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		28,385	28,665,911
Community Health Systems, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019		14,323	14,116,686
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		17,661	17,153,618
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		9,500	9,527,038
Convatec, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,710	5,754,370
CPI Holdco, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,529	9,600,242
CryoLife, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,561	5,635,792
DJO Finance, LLC
Term Loan, 5.36%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,815	25,963,104
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	10,332,415
Envision Healthcare Corporation
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		42,274	42,542,202
Equian, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		6,934	6,984,253
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		18,913	19,084,470
GHX Ultimate Parent Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		7,444	7,471,664
Greatbatch Ltd.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022		13,358	13,499,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	40,813	$41,077,625
Hanger, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	12,150	12,195,562
HCA, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025	4,100	4,146,695
Immucor, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing June 15, 2021	1,489	1,525,969
INC Research, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	5,004	5,025,018
Indivior Finance S.a.r.l.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	14,314	14,457,266
Inovalon Holdings, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	14,225	14,153,875
Kindred Healthcare, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	30,225	30,361,482
Kinetic Concepts, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,641	27,861,397
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,833	29,090,181
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,502,438
Medical Depot Holdings, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,169	6,754,310
Medical Solutions, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,450	8,491,873
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	44,103	44,392,530
National Mentor Holdings, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,334	5,377,016
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	7,132	7,167,786

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
New Millennium Holdco, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,278	$1,174,719
Opal Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	26,175	25,749,539
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	41,210	41,511,696
Parexel International Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	33,357	33,528,332
Press Ganey Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 21, 2023	13,188	13,294,963
Prospect Medical Holdings, Inc.
Term Loan, 7.44%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,425	13,475,344
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	21,429	21,572,337
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	12,612	12,690,448
RadNet, Inc.
Term Loan, 5.87%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	15,569	15,772,868
Select Medical Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	17,350	17,497,952
Sotera Health Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,307	11,382,690
Surgery Center Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	18,980	19,043,681
Team Health Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	41,680	40,573,318
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,660	8,749,769
U.S. Anesthesia Partners, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	15,943	16,039,871

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Wink Holdco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,287	$5,280,142
			$882,578,062

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		16,404	$16,659,855
Serta Simmons Bedding, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,313	47,486,956
			$64,146,811

Industrial Equipment — 3.8%
Apex Tool Group, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,733	$27,862,669
CFSP Acquisition Corp.
Term Loan, 0.00%, Maturing March 6, 2025(2)		1,031	1,032,930
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		4,569	4,579,323
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		27,018	27,083,943
Delachaux S.A.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,520	7,585,582
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	287	347,251
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	717	868,129
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,729	3,304,257
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,821	8,260,642
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024(2)		3,713	3,761,226
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,501	9,617,976
DXP Enterprises, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,771	5,778,214
Engineered Machinery Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		7,656	7,696,480

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		22,863	$23,091,188
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 27, 2025	EUR	4,425	5,350,308
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		21,925	22,153,393
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,300	7,621,042
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		14,527	14,628,718
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,578	11,589,875
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		37,438	37,713,448
Harsco Corporation
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,039	6,127,817
Hayward Industries, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,975	5,012,312
Milacron, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		29,616	29,769,811
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		14,103	14,279,431
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		2,675	2,684,793
Rexnord, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		23,084	23,267,120
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		11,275	11,387,750
Tank Holding Corp.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		8,365	8,448,540
Terex Corporation
Term Loan, 3.99%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		2,970	2,987,324
Thermon Industries, Inc.
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,725	3,757,215

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Titan Acquisition Limited
Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,600	$36,694,355
Waterjet Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 3, 2025		8,175	8,205,656
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	17,434,161
			$399,982,879

Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		26,187	$26,390,724
AmWINS Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,736	28,955,364
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		28,344	28,568,152
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023		33,557	33,842,349
Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		17,850	18,385,500
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,725	6,854,743
Hub International Limited
Term Loan, Maturing April 25, 2025(5)		57,650	58,094,539
NFP Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		22,616	22,755,142
Sedgwick Claims Management Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		12,400	12,419,927
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		35,817	35,950,937
			$272,217,377

Leisure Goods / Activities / Movies — 3.5%
AMC Entertainment, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		10,050	$10,085,435

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Ancestry.com Operations, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,862	$48,146,024
Bombardier Recreational Products, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		44,104	44,434,435
Bright Horizons Family Solutions, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		10,519	10,593,254
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,457	13,472,882
ClubCorp Holdings, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,148	21,234,346
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,700	11,733,243
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		22,950	22,955,210
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		22,435	22,510,041
Emerald Expositions Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		17,660	17,859,054
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing November 24, 2024	EUR	8,800	10,613,593
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		279	279,616
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		2,159	2,167,024
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		42,632	42,933,861
Match Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,797	7,855,352
Sabre GLBL, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,000	1,004,609
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		17,346	17,331,742

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SRAM, LLC
Term Loan, 4.74%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)	25,057	$25,166,260
Steinway Musical Instruments, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	9,875	9,961,406
UFC Holdings, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	15,563	15,665,825
WMG Acquisition Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023	12,400	12,469,775
		$368,472,987

Lodging and Casinos — 3.9%
Aristocrat Leisure Limited
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	13,566	$13,658,059
Boyd Gaming Corporation
Term Loan, 4.24%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	12,179	12,259,710
Churchill Downs Incorporated
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	3,491	3,506,496
CityCenter Holdings, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	21,934	22,079,915
Cyan Blue Holdco 3 Limited
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	3,126	3,139,114
Eldorado Resorts, LLC
Term Loan, 4.18%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)	11,596	11,665,330
ESH Hospitality, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	26,625	26,798,790
Four Seasons Hotels Limited
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	9,184	9,258,368
Gateway Casinos & Entertainment Limited
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	2,475	2,497,688
Golden Nugget, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	41,267	41,605,495

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
GVC Holdings PLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 15, 2024		12,600	$12,615,750
Term Loan, Maturing March 15, 2024(5)	GBP	7,500	10,325,245
Term Loan, Maturing March 15, 2024(5)	EUR	14,575	17,583,481
Hanjin International Corp.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,680,013
Hilton Worldwide Finance, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		47,618	48,070,580
Hospitality Investors Trust
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024		5,100	5,051,040
La Quinta Intermediate Holdings, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.00%), Maturing April 14, 2021		15,289	15,329,694
Las Vegas Sands, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		4,646	4,675,083
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		29,179	29,407,183
Playa Resorts Holding B.V.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2024		25,150	25,335,007
Richmond UK Bidco Limited
Term Loan, 4.76%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,972,140
Stars Group Holdings B.V. (The)
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2025		44,537	44,809,948
VICI Properties 1, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		24,293	24,419,701
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(5)		14,900	15,031,925
			$408,775,755

Nonferrous Metals / Minerals — 0.8%
Dynacast International, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,873	$14,947,690
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		19,875	20,098,594

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		22,151	$19,714,532
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		200	119,866
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(8)		2,983	257,757
Oxbow Carbon, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		7,283	7,382,951
Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,670,000
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	10,625	12,906,127
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		2,662	1,521,193
			$85,618,710

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		21,762	$23,622,362
Apergy Corp.
Term Loan, Maturing April 20, 2025(5)		4,125	4,154,217
BCP Raptor, LLC
Term Loan, 6.31%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,940	8,027,673
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(2)		12,500	12,151,250
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,681	15,857,664
Delek US Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 13, 2025		4,325	4,346,625
Fieldwood Energy, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		25,506	25,680,954
Term Loan - Second Lien, 9.15%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		9,874	9,565,074

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Green Plains Renewable Energy, Inc.
Term Loan, 7.41%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	11,268	$11,423,315
McDermott Technology Americas, Inc.
Term Loan, Maturing March 27, 2025(5)	14,300	14,238,710
Medallion Midland Acquisition, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	6,983	7,021,777
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	10,011	10,044,133
PSC Industrial Holdings Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	9,352	9,363,252
Term Loan - Second Lien, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	4,450	4,405,500
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	942	825,811
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,527	2,214,295
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,166	15,917,904
Sheridan Production Partners I, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,783	1,518,774
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,920	2,486,509
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	22,033	18,764,942
Southcross Energy Partners L.P.
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	7,725	7,647,291
Ultra Resources, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	15,825	14,875,500
		$224,153,532

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	12,487	$12,554,369
Getty Images, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	44,330	42,265,851

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	12,253	$12,372,095
Lamar Media Corporation
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	6,100	6,122,875
LSC Communications, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	10,512	10,577,700
Merrill Communications, LLC
Term Loan, 7.61%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	6,803	6,862,593
Multi Color Corporation
Term Loan, Maturing October 31, 2022(5)	3,517	3,525,619
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,840	3,863,179
ProQuest, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	14,200	14,398,543
Tweddle Group, Inc.
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	8,135	3,821,985
		$116,364,809

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,418	$7,554,987
AP NMT Acquisition B.V.
Term Loan, 8.06%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,763	3,767,861
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	15,204	15,320,514
Cumulus Media Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	66,720	56,822,982
E.W. Scripps Company (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,154	4,172,299
Entravision Communications Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,089	12,074,138
Gray Television, Inc.
Term Loan, 4.14%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	6,187	6,220,468

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Hubbard Radio, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	10,468	$10,548,039
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(8)	33,740	26,802,030
Term Loan, 0.00%, Maturing July 30, 2019(8)	5,384	4,307,035
Mission Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,906	2,921,013
Nexstar Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	22,627	22,746,284
Raycom TV Broadcasting, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	12,164	12,194,285
Sinclair Television Group, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,294	14,368,149
Term Loan, Maturing December 12, 2024(5)	34,000	34,194,786
Univision Communications, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,788	66,959,480
		$300,974,350

Retailers (Except Food and Drug) — 3.1%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	16,259	$14,253,970
Bass Pro Group, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,637	12,723,376
BJ’s Wholesale Club, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	12,921	12,989,130
CDW, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	21,038	21,182,604
Coinamatic Canada, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	271	271,697
David’s Bridal, Inc.
Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	23,569	20,386,790
EG Finco Limited
Term Loan, Maturing February 6, 2025(5)	5,575	5,584,294

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 L.P.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	24,045	$23,383,576
Global Appliance, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,089	12,308,065
Go Wireless, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	8,295	8,326,106
Harbor Freight Tools USA, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,920	5,950,674
J. Crew Group, Inc.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,236	17,559,890
LSF9 Atlantis Holdings, LLC
Term Loan, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,437	12,289,650
Michaels Stores, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	17,707	17,830,483
Neiman Marcus Group Ltd., LLC
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,500	20,730,120
Party City Holdings, Inc.
Term Loan, 4.92%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	11,596	11,688,624
PetSmart, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	44,082	34,641,039
PFS Holding Corporation
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,032	6,437,203
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,505	8,815,598
Radio Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 2, 2024	4,714	4,740,893
Rent-A-Center, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	1,383	1,366,580
Shutterfly, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	6,200	6,262,000

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,808	$6,749,886
Toys ‘R’ Us Property Company I, LLC
Term Loan, 0.00%, Maturing August 21, 2019(8)	30,925	26,131,491
Vivid Seats Ltd.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	14,088	14,132,120
		$326,735,859

Steel — 0.8%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	13,023	$13,140,776
GrafTech Finance, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	21,000	21,065,625
Neenah Foundry Company
Term Loan, 8.53%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	9,134	9,088,703
Phoenix Services International, LLC
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,825	9,960,094
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	30,276	30,471,160
		$83,726,358

Surface Transport — 0.7%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	6,958	$7,045,023
Avis Budget Car Rental, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,745	5,762,906
Hertz Corporation (The)
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	10,508	10,542,602
Kenan Advantage Group, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,393	1,400,398
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	4,579	4,605,050
PODS, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	6,915	6,987,286

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Stena International S.a.r.l.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,571	$24,771,565
XPO Logistics, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		6,775	6,821,206
			$67,936,036

Telecommunications — 4.0%
CenturyLink, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		57,356	$56,585,497
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		15,302	15,298,487
Consolidated Communications, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		14,576	14,463,299
Digicel International Finance Limited
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,841	11,828,169
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	27,950	33,830,750
Frontier Communications Corp.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,587	21,357,514
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 28, 2024	EUR	10,825	13,126,738
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,299	20,119,351
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		18,300	19,027,425
IPC Corp.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	11,387,803
Level 3 Financing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		31,025	31,177,364
Mitel Networks Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,025	5,068,717

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	12,895	$12,491,789
SBA Senior Finance II, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025	33,153	33,279,161
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	60,792	61,019,653
Syniverse Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	11,400	11,535,375
Telesat Canada
Term Loan, 4.41%, (2 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	47,024	47,317,587
		$418,914,679

Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,662	$2,670,473
Calpine Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	4,851	4,864,476
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	47,496	47,745,490
Dayton Power & Light Company (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	5,481	5,504,603
Dynegy, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	4,538	4,573,700
Granite Acquisition, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,707	1,731,433
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	37,595	38,135,273
Invenergy Thermal Operating I, LLC
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	2,761	2,637,172
Lightstone Generation, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,457	1,471,016
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	22,752	22,975,425

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Lonestar Generation, LLC
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing February 22, 2021		17,971	$17,970,782
Longview Power, LLC
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,550	2,994,996
Talen Energy Supply, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,196	6,174,259
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		11,261	11,183,944
			$170,633,042

Total Senior Floating-Rate Loans (identified cost $9,448,853,563)			$9,379,455,039

Corporate Bonds & Notes — 2.9%
Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	$7,390,220
			$7,390,220

Business Equipment and Services — 0.2%
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)		15,600	$15,990,000
			$15,990,000

Cable and Satellite Television — 0.0%(6)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(9)		3,635	$3,475,969
			$3,475,969

Chemicals and Plastics — 0.3%
Avantor, Inc.
6.00%, 10/1/24(9)		11,605	$11,692,038
Hexion, Inc.
6.625%, 4/15/20		16,525	15,554,156

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
PQ Corp.
6.75%, 11/15/22(9)		4,000	$4,245,000
			$31,491,194

Containers and Glass Products — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		43,125	$43,489,702
5.848%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		9,925	10,086,281
			$53,575,983

Drugs — 0.4%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(9)		11,092	$11,549,545
7.00%, 3/15/24(9)		14,419	15,261,762
5.50%, 11/1/25(9)		19,675	19,650,406
			$46,461,713

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(10)	EUR	8,625	$10,498,975
			$10,498,975

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
7.125%, 9/1/18(9)		2,325	$2,356,379
			$2,356,379

Food Products — 0.0%(6)
Iceland Bondco PLC
5.036%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,428	$1,964,065
			$1,964,065

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$6,937,500
6.25%, 3/31/23		16,650	15,224,344
HCA, Inc.
4.75%, 5/1/23		9,766	9,862,781
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		10,550	11,130,250

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	$12,992,750
4.375%, 10/1/21		9,700	9,603,000
			$65,750,625

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,415,000
			$8,415,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,557,500
			$11,557,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(8)		8,994	$7,285,140
Univision Communications, Inc.
6.75%, 9/15/22(9)		2,629	2,701,297
5.125%, 2/15/25(9)		5,500	5,092,725
			$15,079,162

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$6,965,250
			$6,965,250

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	6,675	$7,498,879
			$7,498,879

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,078,750
5.875%, 1/15/24(9)		5,000	5,050,000
5.25%, 6/1/26(9)		10,925	10,494,828
			$18,623,578

Total Corporate Bonds & Notes (identified cost $314,568,245)			$307,094,492

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 1.0%
Security	Principal Amount (000’s omitted)	Value
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.253%, (3 mo. USD LIBOR + 4.90%), 10/17/24(9)(10)	$3,000	$2,964,240
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	5,000,000
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.959%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,497,003
Series 2018-1A, Class C, 4.921%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,508,624
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,998,200
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,979,810
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.959%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	5,347,665
Series 2018-14A, Class D, 4.423%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,457,739
Series 2018-5BA, Class C, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(11)	5,000	4,977,635
Series 2018-5BA, Class D, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(11)	3,500	3,430,000
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.448%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)	3,500	3,452,991
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 8.598%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	3,251,644
Series 2018-1A, Class D, (3 mo. USD LIBOR + 2.90%),7/15/31(9)(11)	3,000	3,000,000
Series 2018-1A, Class E, (3 mo. USD LIBOR + 5.75%),,7/15/31(9)(11)	2,750	2,750,000
Carlyle Global Market Strategies CLO, Ltd.
Series-C17A, Class CR, (3 mo. USD LIBOR + 2.80%),4/30/31(9)(11)	5,000	5,000,000
Series C17A, Class DR, (3 mo. USD LIBOR + 6.00%),,4/30/31(9)(11)	3,500	3,500,000
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,989,630
Series 2015-41A, Class ER, 7.648%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,256,293
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.993%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	2,500	2,547,214

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.359%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	$2,500	$2,459,585
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.46%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,512,737
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(11)	1,950	1,950,000
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.385%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	916,700
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.859%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)	6,950	6,977,133
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 9.498%, (3 mo. USD LIBOR + 7.15%), 7/15/29(9)(10)	2,000	2,046,765
Palmer Square CLO, Ltd.
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,895,015
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	2,003,921
Upland CLO, Ltd.
Series 2016-1A, Class CR, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(11)	4,500	4,500,000
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(11)	4,625	4,625,000
Voya CLO, Ltd.
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,988,560
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.659%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	2,992,296

Total Asset-Backed Securities (identified cost $104,172,502)		$104,776,400

Common Stocks — 1.3%
Security	Shares	Value

Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(13)(14)	950	$11,070,008
IAP Global Services, LLC(3)(12)(13)(14)	1,627	14,219,134
		$25,289,142

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Automotive — 0.0%(6)
Dayco Products, LLC(12)(13)	88,506	$3,141,963
		$3,141,963

Business Equipment and Services — 0.3%
Education Management Corp.(3)(12)(13)	65,471,595	$0
RCS Capital Corp.(12)(13)	421,149	25,690,089
		$25,690,089

Electronics / Electrical — 0.1%
Answers Corp.(3)(12)(13)	906,100	$7,493,447
		$7,493,447

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(12)(13)	421,318	$18,243
		$18,243

Lodging and Casinos — 0.0%(6)
Caesars Entertainment Corp.(12)(13)	13,899	$157,754
		$157,754

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	2,830	$0
		$0

Oil and Gas — 0.5%
AFG Holdings, Inc.(3)(12)(13)	498,342	$33,887,256
Fieldwood Energy, Inc.(12)(13)	51,241	2,056,045
Fieldwood Energy, Inc.(12)(13)	221,919	8,904,500
Paragon Offshore Finance Company, Class A(12)(13)	42,177	57,993
Paragon Offshore Finance Company, Class B(12)(13)	21,089	690,665
Samson Resources II, LLC, Class A(12)(13)	435,055	7,830,990
Southcross Holdings Group, LLC(3)(12)(13)	1,281	0
Southcross Holdings L.P., Class A(12)(13)	1,281	393,907
		$53,821,356

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)(13)	28,605	$18,702,235
		$18,702,235

Total Common Stocks (identified cost $51,145,765)		$134,314,229

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(12)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,100,000	$52,184,000

Total Exchange-Traded Funds (identified cost $52,107,000)		$52,184,000

Short-Term Investments — 7.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(15)	756,970,755	$756,895,058

Total Short-Term Investments (identified cost $756,883,155)		$756,895,058

Total Investments — 102.4% (identified cost $10,732,871,810)		$10,734,719,218

Less Unfunded Loan Commitments — (0.3)%		$(28,855,072)

Net Investments — 102.1% (identified cost $10,704,016,738)		$10,705,864,146

Other Assets, Less Liabilities — (2.1)%		$(220,526,432)

Net Assets — 100.0%		$10,485,337,714

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Fixed-rate loan.

(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $282,506,519 or 2.7% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(11)	When-issued, variable rate security whose interest rate will be determined after April 30, 2018.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated company.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	11,397,169	CAD	14,509,108	HSBC Bank USA, N.A.	5/31/18	$89,982	$—
USD	10,891,508	EUR	8,780,875	HSBC Bank USA, N.A.	5/31/18	266,544	—
USD	164,058,929	EUR	132,295,986	State Street Bank and Trust Company	5/31/18	3,979,206	—
USD	12,107,415	EUR	9,700,000	State Street Bank and Trust Company	5/31/18	370,299	—
USD	138,476,540	EUR	110,838,425	Goldman Sachs International	6/29/18	4,037,538	—
USD	11,998,780	EUR	9,700,688	HSBC Bank USA, N.A.	6/29/18	232,547	—
USD	27,577,746	EUR	22,066,691	JPMorgan Chase Bank, N.A.	6/29/18	812,444	—
USD	8,298,858	EUR	6,668,615	State Street Bank and Trust Company	6/29/18	210,310	—
USD	1,828,878	EUR	1,490,094	State Street Bank and Trust Company	6/29/18	21,502	—
USD	174,881,809	EUR	143,458,042	Goldman Sachs International	7/31/18	441,500	—
USD	17,687,699	EUR	14,502,125	State Street Bank and Trust Company	7/31/18	53,588	—
USD	10,433,232	GBP	7,462,500	HSBC Bank USA, N.A.	7/31/18	114,538	—
USD	41,129,726	GBP	29,407,994	State Street Bank and Trust Company	7/31/18	466,131	—

						$11,096,129	$—

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $9,947,133,583)	$9,948,969,088
Affiliated investment, at value (identified cost, $756,883,155)	756,895,058
Cash	48,092,376
Deposits for derivatives collateral — forward foreign currency exchange contracts	7,490,000
Foreign currency, at value (identified cost, $75,685,396)	75,647,990
Interest receivable	30,085,793
Dividends receivable from affiliated investment	1,098,058
Receivable for investments sold	43,169,000
Receivable for open forward foreign currency exchange contracts	11,096,129
Prepaid expenses	1,548,978
Total assets	$10,924,092,470

Liabilities
Cash collateral due to brokers	$7,490,000
Payable for investments purchased	392,293,177
Payable for when-issued securities	33,730,000
Payable to affiliates:
Investment adviser fee	4,134,905
Trustees’ fees	8,458
Accrued expenses	1,098,216
Total liabilities	$438,754,756
Commitments and contingencies (Note 11)
Net Assets applicable to investors’ interest in Portfolio	$10,485,337,714

Sources of Net Assets
Investors’ capital	$10,470,870,980
Net unrealized appreciation	14,466,734
Total	$10,485,337,714

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$230,351,824
Dividends from affiliated investment	5,315,719
Total investment income	$235,667,543

Expenses
Investment adviser fee	$24,123,189
Trustees’ fees and expenses	50,750
Custodian fee	982,409
Legal and accounting services	645,013
Interest expense and fees	1,238,485
Miscellaneous	103,346
Total expenses	$27,143,192

Net investment income	$208,524,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$38,225,613
Investment transactions — affiliated investment	(170,434)
Foreign currency transactions	(1,062,493)
Forward foreign currency exchange contracts	(13,581,024)
Net realized gain	$23,411,662
Change in unrealized appreciation (depreciation) —
Investments	$27,263,065
Investments — affiliated investment	48,688
Foreign currency	1,113,502
Forward foreign currency exchange contracts	5,372,728
Net change in unrealized appreciation (depreciation)	$33,797,983

Net realized and unrealized gain	$57,209,645

Net increase in net assets from operations	$265,733,996

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$208,524,351	$382,779,648
Net realized gain (loss)	23,411,662	(88,514,652)
Net change in unrealized appreciation (depreciation)	33,797,983	220,389,016
Net increase in net assets from operations	$265,733,996	$514,654,012
Capital transactions —
Contributions	$732,621,017	$1,996,903,668
Withdrawals	(311,061,281)	(921,329,117)
Portfolio transaction fee	2,077,602	—
Net increase in net assets from capital transactions	$423,637,338	$1,075,574,551

Net increase in net assets	$689,371,334	$1,590,228,563

Net Assets
At beginning of period	$9,795,966,380	$8,205,737,817
At end of period	$10,485,337,714	$9,795,966,380

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55	%(2)	0.56%	0.58%	0.55%	0.52%	0.52%
Net investment income	4.21	%(2)	4.07%	4.58%	4.27%	3.89%	4.14%
Portfolio Turnover	17	%(3)	42%	27%	19%	34%	32%

Total Return	2.68	%(3)	5.69%	7.10%	0.56%	2.23%	5.08%

Net assets, end of period (000’s omitted)	$10,485,338		$9,795,966	$8,205,738	$9,936,014	$13,901,215	$16,648,042

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Floating-Rate NextShares held an interest of 85.0%, 14.8%, 0.1%, 0.1% and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

48

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

49

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $24,123,189 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $2,111,747,655 and $1,668,718,531, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,705,661,683

Gross unrealized appreciation	$181,032,931
Gross unrealized depreciation	(169,734,339)

Net unrealized appreciation	$11,298,592

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these

50

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Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the Portfolio had no open derivatives with credit-related contingent features in a liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$11,096,129	(1)	$—

Total Derivatives subject to master netting or similar agreements	$11,096,129		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.

51

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Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Goldman Sachs International	$4,479,038	$—	$—	$(4,479,038)	$—	$6,740,000
HSBC Bank USA, N.A.	703,611	—	(703,611)	—	—	—
JPMorgan Chase Bank, N.A.	812,444	—	—	(750,000)	62,444	—
State Street Bank and Trust Company	5,101,036	—	(4,835,140)	—	265,896	—

	$11,096,129	$—	$(5,538,751)	$(5,229,038)	$328,340	$6,740,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(13,581,024)	$5,372,728

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $552,598,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $875 million unsecured line of credit agreement with a group of banks, which is in effect through March 11, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $642,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2018 is $1,061,307 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

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Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2018, the value of the Portfolio’s investment in affiliated companies was $25,289,142, which represents 0.24% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the six months ended April 30, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized gain (loss)

Common Stock*
IAP Global Services, LLC	2,577	—	—	2,577	$25,289,142	$—	$—	$(1,392,250)

*	The related industry is the same as the presentation in the Portfolio of Investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

53

Eaton Vance

Floating Rate Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,316,239,606	$34,360,361	$9,350,599,967
Corporate Bonds & Notes	—	307,094,492	—	307,094,492
Asset-Backed Securities	—	104,776,400	—	104,776,400
Common Stocks	11,118,299	37,823,850	85,372,080	134,314,229
Convertible Preferred Stocks	—	—	0	0
Exchange-Traded Funds	52,184,000	—	—	52,184,000
Short-Term Investments	—	756,895,058	—	756,895,058

Total Investments	$63,302,299	$10,522,829,406	$119,732,441	$10,705,864,146
Forward Foreign Currency Exchange Contracts	$—	$11,096,128	$—	$11,096,128

Total	$63,302,299	$10,533,925,534	$119,732,441	$10,716,960,274

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.10% of net assets at April 30, 2018). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

54

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

55

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Eaton Vance Floating Rate Portfolio, High Income Opportunities Portfolio, Boston Income Portfolio and Short Duration High Income Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Floating-Rate & High Income Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel, which includes portfolio managers and analysts, who provide services to the Portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolios.

56

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolios. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolios as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolios and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

57

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time,  funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716     4.30.18

Eaton Vance

Global Income Builder Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Global Income Builder Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	41

Officers and Trustees	45

Important Notices	46

Eaton Vance

Global Income Builder Fund

April 30, 2018

Performance1,2

Portfolio Managers Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Advisers International Ltd.; Michael A. Allison, CFA and John H. Croft, CFA, of Boston Management and Research

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/30/2005	11/30/2005	1.45%	8.21%	7.33%	3.14%
Class A with 5.75% Maximum Sales Charge	—	—	–4.36	1.96	6.07	2.53
Class C at NAV	11/30/2005	11/30/2005	1.09	7.38	6.50	2.35
Class C with 1% Maximum Sales Charge	—	—	0.10	6.38	6.50	2.35
Class I at NAV	01/31/2006	11/30/2005	1.58	8.64	7.59	3.40
Class R at NAV	01/31/2006	11/30/2005	1.32	8.07	7.05	2.86
MSCI World Index	—	—	3.40%	13.22%	9.27%	5.47%
ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index	—	—	0.49	5.31	4.43	7.26
Blended Index	—	—	2.41	10.43	7.61	6.22

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.29%	2.04%	1.04%	1.54%
Net			1.28	2.03	1.03	1.53

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Income Builder Fund

April 30, 2018

Fund Profile4

Country Allocation (% of net assets)

Asset Allocation (% of net assets)6

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class C	1.6%

Amazon.com, Inc.	1.2

Melrose Industries PLC	1.2

ORIX Corp.	1.0

CSX Corp.	1.0

Unilever PLC	0.9

ASML Holding NV	0.9

CDW Corp.	0.9

Natixis SA	0.9

NextEra Energy, Inc.	0.9

Total	10.5%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Income Builder Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market below investment grade corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% MSCI World Index and 35% ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective December 7, 2015, the Fund changed its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Fund was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks. Performance prior to December 7, 2015 reflects the Fund’s performance under its former principal investment strategies.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.
[6]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Income Builder Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,014.50	$6.39	1.28%
Class C	$1,000.00	$1,010.90	$10.12	2.03%
Class I	$1,000.00	$1,015.80	$5.10	1.02%
Class R	$1,000.00	$1,013.20	$7.59	1.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.41	1.28%
Class C	$1,000.00	$1,014.70	$10.14	2.03%
Class I	$1,000.00	$1,019.70	$5.11	1.02%
Class R	$1,000.00	$1,017.30	$7.60	1.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Global Income Builder Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Global Income Builder Portfolio, at value (identified cost, $335,431,881)	$347,761,326
Tax reclaims receivable	604,708
Receivable for Fund shares sold	311,781
Total assets	$348,677,815

Liabilities
Payable for Fund shares redeemed	$352,394
Payable to affiliates:
Administration fee	43,282
Distribution and service fees	112,307
Trustees’ fees	42
Accrued expenses	84,435
Total liabilities	$592,460
Net Assets	$348,085,355

Sources of Net Assets
Paid-in capital	$354,249,766
Accumulated undistributed net investment income	1,230,945
Accumulated net realized loss	(19,724,801)
Net unrealized appreciation from Portfolio	12,329,445
Total	$348,085,355

Class A Shares
Net Assets	$130,571,213
Shares Outstanding	14,461,461
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.03
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.58

Class C Shares
Net Assets	$102,357,036
Shares Outstanding	11,456,846
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.93

Class I Shares
Net Assets	$114,607,378
Shares Outstanding	12,711,715
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.02

Class R Shares
Net Assets	$549,728
Shares Outstanding	61,039
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends allocated from Portfolio (net of foreign taxes, $943,754)	$4,290,355
Interest allocated from Portfolio (net of foreign taxes, $12,978)	3,908,661
Expenses allocated from Portfolio	(1,317,231)
Total investment income from Portfolio	$6,881,785

Expenses
Administration fee	$266,429
Distribution and service fees
Class A	168,821
Class C	532,842
Class R	1,346
Trustees’ fees and expenses	250
Custodian fee	14,006
Transfer and dividend disbursing agent fees	114,428
Legal and accounting services	16,540
Printing and postage	25,551
Registration fees	54,754
Miscellaneous	12,083
Total expenses	$1,207,050

Net investment income	$5,674,735

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$10,346,501 (1)
Financial futures contracts	166,567
Foreign currency transactions	(47,922)
Net realized gain	$10,465,146
Change in unrealized appreciation (depreciation) —
Investments	$(9,817,951)
Financial futures contracts	(1,258,426)
Foreign currency	12,949
Net change in unrealized appreciation (depreciation)	$(11,063,428)

Net realized and unrealized loss	$(598,282)

Net increase in net assets from operations	$5,076,453

(1)	Includes $439,924 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$5,674,735	$14,527,169
Net realized gain	10,465,146 (1)	20,055,458 (2)
Net change in unrealized appreciation (depreciation)	(11,063,428)	16,871,064
Net increase in net assets from operations	$5,076,453	$51,453,691
Distributions to shareholders —
From net investment income
Class A	$(2,404,434)	$(5,696,578)
Class C	(1,527,213)	(3,595,656)
Class I	(2,176,437)	(3,605,403)
Class R	(8,969)	(23,475)
Total distributions to shareholders	$(6,117,053)	$(12,921,112)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,581,861	$20,755,174
Class C	3,610,567	7,809,557
Class I	16,405,189	52,698,274
Class R	73,516	423,120
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,250,458	5,383,781
Class C	1,453,185	3,290,147
Class I	1,885,456	3,025,561
Class R	8,969	23,475
Cost of shares redeemed
Class A	(13,803,980)	(70,829,931)
Class C	(13,002,383)	(38,582,482)
Class I	(12,088,757)	(25,414,530)
Class R	(31,794)	(777,153)
Net decrease in net assets from Fund share transactions	$(8,657,713)	$(42,195,007)
Other capital —
Portfolio transaction fee contributed to Portfolio	$(87,081)	$(253,410)
Portfolio transaction fee allocated from Portfolio	87,223	247,136
Net increase (decrease) in net assets from other capital	$142	$(6,274)

Net decrease in net assets	$(9,698,171)	$(3,668,702)

Net Assets
At beginning of period	$357,783,526	$361,452,228
At end of period	$348,085,355	$357,783,526

Accumulated undistributed net investment income included in net assets
At end of period	$1,230,945	$1,673,263

(1)	Includes $439,924 of net realized gains from redemptions in-kind.

(2)	Includes $2,359,556 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014		2013
Net asset value — Beginning of period	$9.060		$8.130		$8.420		$8.470	$8.120		$7.070

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.357		$0.293	(2)	$0.291	$0.354	(2)	$0.380	(2)
Net realized and unrealized gain (loss)	(0.019)		0.897		(0.259)		0.004	0.340		0.994

Total income from operations	$0.132		$1.254		$0.034		$0.295	$0.694		$1.374

Less Distributions
From net investment income	$(0.162)		$(0.324)		$(0.324)		$(0.345)	$(0.344)		$(0.324)

Total distributions	$(0.162)		$(0.324)		$(0.324)		$(0.345)	$(0.344)		$(0.324)

Portfolio transaction fee, net(1)	$0.000	(3)	$(0.000	)(3)	$(0.000	)(3)	$—	$—		$—

Net asset value — End of period	$9.030		$9.060		$8.130		$8.420	$8.470		$8.120

Total Return(4)	1.45	%(5)	15.72%		0.45%		3.53%	8.65%		19.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$130,571		$137,914		$166,221		$192,076	$204,799		$223,208
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.28	%(8)	1.29%		1.30%		1.25%	1.24%		1.26%
Net investment income	3.33	%(8)	4.16%		3.59	%(2)	3.44%	4.21	%(2)	5.04	%(2)
Portfolio Turnover of the Portfolio(9)	68	%(5)	143%		66	%(5)	—	—		—
Portfolio Turnover of the Fund	—		—		72	%(5)(10)	135%	119%		114%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.051, $0.190 and $0.103 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.96%, 1.95% and 3.68% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

9	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014		2013
Net asset value — Beginning of period	$8.960		$8.050		$8.340		$8.400	$8.050		$7.020

Income (Loss) From Operations
Net investment income(1)	$0.115		$0.295		$0.229	(2)	$0.226	$0.285	(2)	$0.321	(2)
Net realized and unrealized gain (loss)	(0.016)		0.875		(0.256)		(0.003)	0.347		0.977

Total income (loss) from operations	$0.099		$1.170		$(0.027)		$0.223	$0.632		$1.298

Less Distributions
From net investment income	$(0.129)		$(0.260)		$(0.263)		$(0.283)	$(0.282)		$(0.268)

Total distributions	$(0.129)		$(0.260)		$(0.263)		$(0.283)	$(0.282)		$(0.268)

Portfolio transaction fee, net(1)	$0.000	(3)	$(0.000	)(3)	$(0.000	)(3)	$—	$—		$—

Net asset value — End of period	$8.930		$8.960		$8.050		$8.340	$8.400		$8.050

Total Return(4)	1.09	%(5)	14.76%		(0.30)%		2.69%	7.93%		18.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,357		$110,594		$125,354		$141,117	$150,189		$152,570
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	2.03	%(8)	2.04%		2.05%		2.00%	1.99%		2.01%
Net investment income	2.57	%(8)	3.46%		2.84	%(2)	2.70%	3.42	%(2)	4.28	%(2)
Portfolio Turnover of the Portfolio(9)	68	%(5)	143%		66	%(5)	—	—		—
Portfolio Turnover of the Fund	—		—		72	%(5)(10)	135%	119%		114%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.051, $0.186 and $0.102 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.21%, 1.19% and 2.93% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

10	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014		2013
Net asset value — Beginning of period	$9.040		$8.130		$8.410		$8.460	$8.110		$7.070

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.398		$0.326	(2)	$0.307	$0.350	(2)	$0.401	(2)
Net realized and unrealized gain (loss)	(0.010)		0.859		(0.258)		0.004	0.368		0.985

Total income from operations	$0.154		$1.257		$0.068		$0.311	$0.718		$1.386

Less Distributions
From net investment income	$(0.174)		$(0.347)		$(0.348)		$(0.361)	$(0.368)		$(0.346)

Total distributions	$(0.174)		$(0.347)		$(0.348)		$(0.361)	$(0.368)		$(0.346)

Portfolio transaction fee, net(1)	$0.000	(3)	$(0.000	)(3)	$(0.000	)(3)	$—	$—		$—

Net asset value — End of period	$9.020		$9.040		$8.130		$8.410	$8.460		$8.110

Total Return(4)	1.58	%(5)	15.90%		0.87%		3.74%	8.98%		20.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,607		$108,772		$69,113		$69,610	$64,213		$48,148
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.02	%(8)	1.04%		1.05%		1.01%	0.99%		1.01%
Net investment income	3.63	%(8)	4.61%		4.00	%(2)	3.63%	4.16	%(2)	5.32	%(2)
Portfolio Turnover of the Portfolio(9)	68	%(5)	143%		66	%(5)	—	—		—
Portfolio Turnover of the Fund	—		—		72	%(5)(10)	135%	119%		114%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.050, $0.173 and $0.102 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.39%, 2.10% and 3.96% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

11	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014		2013
Net asset value — Beginning of period	$9.030		$8.110		$8.400		$8.460	$8.100		$7.060

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.331		$0.274	(2)	$0.282	$0.340	(2)	$0.371	(2)
Net realized and unrealized gain (loss)	(0.013)		0.890		(0.262)		(0.011)	0.340		0.975

Total income from operations	$0.130		$1.221		$0.012		$0.271	$0.680		$1.346

Less Distributions
From net investment income	$(0.150)		$(0.301)		$(0.302)		$(0.331)	$(0.320)		$(0.306)

Total distributions	$(0.150)		$(0.301)		$(0.302)		$(0.331)	$(0.320)		$(0.306)

Portfolio transaction fee, net(1)	$0.000	(3)	$(0.000	)(3)	$(0.000	)(3)	$—	$—		$—

Net asset value — End of period	$9.010		$9.030		$8.110		$8.400	$8.460		$8.100

Total Return(4)	1.32	%(5)	15.45%		0.18%		3.25%	8.50%		19.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$550		$503		$765		$767	$588		$610
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.52	%(8)	1.54%		1.55%		1.50%	1.48%		1.51%
Net investment income	3.17	%(8)	3.84%		3.37	%(2)	3.34%	4.05	%(2)	4.92	%(2)
Portfolio Turnover of the Portfolio(9)	68	%(5)	143%		66	%(5)	—	—		—
Portfolio Turnover of the Fund	—		—		72	%(5)(10)	135%	119%		114%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.049, $0.199 and $0.104 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.77%, 1.68% and 3.54% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

12	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Effective March 28, 2016, the Fund began investing all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust, having substantially the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.2% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended April 30, 2018, the Fund recorded no income for reclaims of previously withheld dividend taxes and approximately $604,708 of previously recorded income for dividend tax reclaims is unpaid and included in Tax reclaims receivable in the Statement of Assets and Liabilities. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Income Builder Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $31,819,930 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($27,975,696) and October 31, 2019 ($3,844,234) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Investment Adviser Fee and Other Transactions with Affiliates

Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), the Fund pays BMR a fee computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $500 million and is payable monthly. On Direct Assets of $500 million and over, the annual fee is reduced. Pursuant to the investment sub-advisory agreement and subsequent fee reduction agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp. (EVC), a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the six months ended April 30, 2018, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $266,429.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $7,162 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,569 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $168,821 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $399,632 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $673 for Class R shares.

14

Eaton Vance

Global Income Builder Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $133,210 and $673 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and approximately $800 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $4,454,959 and $20,674,067, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1K of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	501,657	2,421,012
Issued to shareholders electing to receive payments of distributions in Fund shares	245,952	629,266
Redemptions	(1,513,460)	(8,259,894)

Net decrease	(765,851)	(5,209,616)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	397,314	916,302
Issued to shareholders electing to receive payments of distributions in Fund shares	160,446	387,710
Redemptions	(1,437,978)	(4,532,067)

Net decrease	(880,218)	(3,228,055)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,798,003	6,132,344
Issued to shareholders electing to receive payments of distributions in Fund shares	206,338	350,960
Redemptions	(1,318,325)	(2,963,703)

Net increase	686,016	3,519,601

15

Eaton Vance

Global Income Builder Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	7,919	48,368
Issued to shareholders electing to receive payments of distributions in Fund shares	983	2,735
Redemptions	(3,567)	(89,660)

Net increase (decrease)	5,335	(38,557)

16

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 58.9%
Security	Shares	Value

Aerospace & Defense — 0.5%
CAE, Inc.	88,324	$1,669,554
		$1,669,554

Auto Components — 0.4%
Continental AG	5,306	$1,413,172
		$1,413,172

Automobiles — 0.3%
Bayerische Motoren Werke AG	8,274	$919,919
		$919,919

Banks — 6.8%
BNP Paribas SA	28,090	$2,168,527
Canadian Imperial Bank of Commerce	22,591	1,967,640
Credit Agricole SA	104,002	1,712,637
DNB ASA	82,271	1,538,578
ING Groep NV	100,465	1,692,887
Intesa Sanpaolo SpA	577,155	2,195,472
JPMorgan Chase & Co.	16,284	1,771,374
KeyCorp	100,657	2,005,087
Nordea Bank AB	178,085	1,811,240
Societe Generale SA	27,752	1,518,832
Sumitomo Mitsui Financial Group, Inc.	33,043	1,377,174
UniCredit SpA	73,592	1,595,468
Wells Fargo & Co.	55,452	2,881,286
		$24,236,202

Beverages — 1.3%
Anheuser-Busch InBev SA/NV	18,232	$1,811,049
Constellation Brands, Inc., Class A	4,553	1,061,441
Diageo PLC	52,443	1,870,885
		$4,743,375

Biotechnology — 0.6%
Celgene Corp.(1)	16,951	$1,476,432
Shire PLC	14,704	782,986
		$2,259,418

Building Products — 0.6%
Assa Abloy AB, Class B	102,351	$2,144,961
		$2,144,961

Security	Shares	Value

Capital Markets — 0.9%
Natixis SA	371,582	$3,051,781
		$3,051,781

Chemicals — 1.5%
Arkema SA	10,909	$1,429,020
BASF SE	8,529	887,386
Ecolab, Inc.	14,694	2,127,250
Novozymes A/S, Class B	17,275	812,148
		$5,255,804

Commercial Services & Supplies — 0.8%
Republic Services, Inc.	21,844	$1,412,870
SECOM Co., Ltd.	18,170	1,363,182
		$2,776,052

Communications Equipment — 0.3%
Nokia Oyj	183,986	$1,103,955
		$1,103,955

Construction & Engineering — 0.4%
Bouygues SA	17,243	$879,481
Skanska AB, Class B	21,111	411,149
		$1,290,630

Consumer Finance — 1.2%
Discover Financial Services	16,756	$1,193,865
Navient Corp.	137,295	1,820,531
OneMain Holdings, Inc.(1)	35,048	1,081,231
		$4,095,627

Containers & Packaging — 0.5%
Sealed Air Corp.	37,961	$1,664,590
		$1,664,590

Diversified Financial Services — 1.0%
ORIX Corp.	202,868	$3,558,071
		$3,558,071

Diversified Telecommunication Services — 0.8%
Deutsche Telekom AG	67,759	$1,186,027
Telefonica Deutschland Holding AG	368,350	1,757,958
		$2,943,985

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities — 1.4%
Iberdrola SA	241,146	$1,863,079
NextEra Energy, Inc.	18,549	3,040,367
		$4,903,446

Electrical Equipment — 2.1%
Acuity Brands, Inc.	9,286	$1,112,184
Legrand SA	20,209	1,572,521
Melrose Industries PLC	1,335,710	4,188,316
Philips Lighting NV(2)	14,044	427,104
		$7,300,125

Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	43,187	$3,078,801
Keyence Corp.	3,389	2,066,542
		$5,145,343

Energy Equipment & Services — 0.3%
Halliburton Co.	22,119	$1,172,086
		$1,172,086

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	20,882	$2,847,469
Equity Residential	42,515	2,623,601
Simon Property Group, Inc.	6,735	1,052,950
		$6,524,020

Food Products — 0.4%
Nestle SA	5,748	$445,298
Pinnacle Foods, Inc.	19,069	1,151,768
		$1,597,066

Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	10,731	$745,805
Boston Scientific Corp.(1)	83,096	2,386,517
Danaher Corp.	15,444	1,549,342
		$4,681,664

Health Care Providers & Services — 0.7%
Anthem, Inc.	5,975	$1,410,040
UnitedHealth Group, Inc.	3,901	922,197
		$2,332,237

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.2%
Carnival Corp.	13,373	$843,301
		$843,301

Household Products — 0.4%
Reckitt Benckiser Group PLC	19,520	$1,531,305
		$1,531,305

Insurance — 4.1%
AIA Group, Ltd.	199,664	$1,784,437
Allianz SE	2,401	567,894
Aviva PLC	269,106	1,955,235
AXA SA	60,229	1,722,467
Chubb, Ltd.	5,888	798,825
Muenchener Rueckversicherungs-Gesellschaft AG	7,225	1,653,529
Prudential PLC	92,545	2,379,704
Sampo Oyj, Class A	10,319	558,068
SCOR SE	39,514	1,602,414
Swiss Re AG	17,152	1,634,058
		$14,656,631

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)(3)	2,699	$4,226,985
		$4,226,985

Internet Software & Services — 2.1%
Alphabet, Inc., Class C(1)(3)	5,593	$5,689,927
Facebook, Inc., Class A(1)	10,550	1,814,600
		$7,504,527

IT Services — 0.5%
Visa, Inc., Class A	12,785	$1,622,161
		$1,622,161

Life Sciences Tools & Services — 0.4%
Lonza Group AG	5,426	$1,325,744
		$1,325,744

Machinery — 3.2%
Atlas Copco AB, Class A	45,027	$1,760,840
Fortive Corp.	18,218	1,280,907
ITT, Inc.	24,210	1,183,627
Komatsu, Ltd.	45,540	1,552,400
MISUMI Group, Inc.	67,140	1,852,822

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	10,469	$1,723,407
Xylem, Inc.	26,470	1,929,663
		$11,283,666

Media — 0.5%
Interpublic Group of Cos., Inc. (The)	35,972	$848,580
ProSiebenSat.1 Media SE	25,871	938,549
		$1,787,129

Metals & Mining — 0.6%
Rio Tinto, Ltd.	34,017	$2,024,493
		$2,024,493

Multi-Utilities — 2.2%
A2A SpA	274,915	$552,784
CMS Energy Corp.	51,929	2,450,529
RWE AG	59,721	1,427,435
Suez	163,119	2,352,435
Veolia Environnement SA	36,376	860,606
		$7,643,789

Oil, Gas & Consumable Fuels — 2.8%
BP PLC	344,303	$2,557,468
ConocoPhillips	27,032	1,770,596
Exxon Mobil Corp.	37,247	2,895,954
Phillips 66	14,746	1,641,377
Seven Generations Energy, Ltd., Class A(1)	68,460	976,820
		$9,842,215

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	6,433	$952,663
Unilever PLC	57,141	3,205,154
		$4,157,817

Pharmaceuticals — 3.1%
Bayer AG	16,389	$1,958,806
Eli Lilly & Co.	25,973	2,105,631
Johnson & Johnson	23,285	2,945,320
Novo Nordisk A/S, Class B	36,793	1,730,298
Sanofi	6,810	538,414
Zoetis, Inc.	19,203	1,603,066
		$10,881,535

Security	Shares	Value

Professional Services — 0.5%
Verisk Analytics, Inc.(1)	17,982	$1,914,184
		$1,914,184

Road & Rail — 1.0%
CSX Corp.	58,273	$3,460,833
		$3,460,833

Semiconductors & Semiconductor Equipment — 1.6%
ASML Holding NV	16,406	$3,123,435
Sumco Corp.	33,234	811,725
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,748	1,720,561
		$5,655,721

Software — 0.5%
Activision Blizzard, Inc.	29,417	$1,951,818
		$1,951,818

Specialty Retail — 1.9%
Home Depot, Inc. (The)	10,035	$1,854,468
Industria de Diseno Textil SA	68,919	2,136,363
TJX Cos., Inc. (The)	19,793	1,679,436
Ulta Beauty, Inc.(1)	4,173	1,047,048
		$6,717,315

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	10,908	$1,802,656
HP, Inc.	109,506	2,353,284
		$4,155,940

Textiles, Apparel & Luxury Goods — 0.9%
adidas AG	4,832	$1,187,558
LVMH Moet Hennessy Louis Vuitton SE	5,967	2,076,586
		$3,264,144

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.(1)	89,090	$892,682
		$892,682

Tobacco — 0.6%
British American Tobacco PLC	36,990	$2,028,808
		$2,028,808

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 0.7%
Tele2 AB, Class B	104,697	$1,357,074
Vodafone Group PLC	368,418	1,075,121
		$2,432,195

Total Common Stocks (identified cost $195,843,733)		$208,588,021

Preferred Stocks — 2.2%
Security	Shares	Value

Banks — 0.8%
AgriBank FCB, 6.875% to 1/1/24(4)	9,798	$1,058,796
CoBank ACB, Series F, 6.25% to 10/1/22(4)	8,600	911,600
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(4)	1,115	120,199
Farm Credit Bank of Texas, Series 1, 10.00%	230	271,400
First Republic Bank, Series G, 5.50%	2,950	74,370
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	14,030	375,724
Wells Fargo & Co., Series Y, 5.625%	4,650	115,041
		$2,927,130

Capital Markets — 0.1%
KKR & Co., L.P., Series A, 6.75%	7,197	$186,762
		$186,762

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	$225,960
SCE Trust VI, 5.00%	15,350	345,989
Southern Co. (The), 6.25%	22,549	584,019
		$1,155,968

Equity Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates Properties, Inc., Series D, 7.375%	18,075	$319,927
DDR Corp., Series A, 6.375%	10,450	240,663
DDR Corp., Series K, 6.25%	1,950	42,413
Spirit Realty Capital, Inc., Series A, 6.00%	9,250	192,863
Summit Hotel Properties, Inc., Series E, 6.25%	8,975	211,092
Vornado Realty Trust, Series K, 5.70%	21,500	513,850
		$1,520,808

Food Products — 0.2%
Dairy Farmers of America, Inc., 7.875%(2)	4,700	$476,448
Ocean Spray Cranberries, Inc., 6.25%(2)	540	49,140
		$525,588

Security	Shares	Value

Insurance — 0.1%
Arch Capital Group, Ltd., Series E, 5.25%	7,950	$188,971
PartnerRe, Ltd., Series I, 5.875%	5,061	128,347
		$317,318

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	17,150	$431,837
		$431,837

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$229,813
		$229,813

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	23,750	$503,975
		$503,975

Total Preferred Stocks (identified cost $7,977,202)		$7,799,199

Corporate Bonds & Notes — 35.1%
Security	Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.2%
BBA US Holdings, Inc., 5.375%, 5/1/26(2)	105	$105,848
TransDigm, Inc., 6.00%, 7/15/22	500	508,125
TransDigm, Inc., 6.50%, 5/15/25	30	30,600
		$644,573

Auto Components — 0.1%
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(2)	205	$217,300
Wabash National Corp., 5.50%, 10/1/25(2)	145	141,738
		$359,038

Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(4)(5)	320	$315,800
		$315,800

Banks — 2.1%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(2)(4)(5)	200	$213,750
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(5)	400	387,620

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Banks (continued)
Banco do Brasil SA, 6.25% to 4/15/24(2)(4)(5)		859	$765,326
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(5)		818	848,675
Bank of America Corp., Series FF, 5.875% to 3/15/28(4)(5)		220	220,000
CIT Group, Inc., 4.125%, 3/9/21		125	125,444
CIT Group, Inc., 5.375%, 5/15/20		33	34,155
CIT Group, Inc., 6.125%, 3/9/28		105	108,806
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)		195	199,583
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(5)		355	369,200
Credit Agricole SA, 7.875% to 1/23/24(2)(4)(5)		327	355,612
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(4)(5)		460	453,675
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		215	233,813
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(5)		353	366,237
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(4)(5)		768	792,960
M&T Bank Corp., Series F, 5.125% to 11/1/26(4)(5)		280	279,118
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(4)(5)		170	168,300
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(5)		389	426,441
Societe Generale SA, 6.75% to 4/6/28(2)(4)(5)		535	531,656
UniCredit SpA, 8.00% to 6/3/24(4)(5)(6)		610	637,942
Zions Bancorporation, Series I, 5.80% to 6/15/23(4)(5)		88	90,860
			$7,609,173

Biotechnology — 0.4%
Grifols S.A., 3.20%, 5/1/25(6)	EUR	1,075	$1,311,651
			$1,311,651

Building Products — 0.7%
Builders FirstSource, Inc., 5.625%, 9/1/24(2)		210	$208,688
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(2)		1,000	1,042,500
Standard Industries, Inc., 5.50%, 2/15/23(2)		85	87,948
Standard Industries, Inc., 6.00%, 10/15/25(2)		525	547,312
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	611,250
			$2,497,698

Capital Markets — 0.8%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(2)		400	$394,248
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(5)		450	438,750
UBS Group AG, 6.875% to 8/7/25(4)(5)(6)		833	878,299
Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(6)	GBP	950	1,291,516
			$3,002,813

Security		Principal Amount* (000’s omitted)	Value

Casino & Gaming — 0.2%
Cinemark USA, Inc., 4.875%, 6/1/23		430	$427,313
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	30,300
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	111,100
			$568,713

Chemicals — 1.0%
Chemours Co. (The), 7.00%, 5/15/25		145	$156,781
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(2)		215	214,731
OCI N.V., 5.00%, 4/15/23(6)	EUR	785	967,197
Platform Specialty Products Corp., 6.50%, 2/1/22(2)		735	755,212
SPCM S.A., 4.875%, 9/15/25(2)		65	63,112
Tronox Finance PLC, 5.75%, 10/1/25(2)		220	214,500
Tronox, Inc., 6.50%, 4/15/26(2)		235	234,413
Valvoline, Inc., 5.50%, 7/15/24		45	46,238
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(2)		115	115,000
W.R. Grace & Co., 5.125%, 10/1/21(2)		750	772,342
			$3,539,526

Commercial Services & Supplies — 2.6%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(2)		170	$171,700
Algeco Global Finance PLC, 6.50%, 2/15/23(6)	EUR	1,425	1,771,646
Clean Harbors, Inc., 5.125%, 6/1/21		400	403,500
Covanta Holding Corp., 5.875%, 3/1/24		500	493,750
Covanta Holding Corp., 5.875%, 7/1/25		95	92,625
Covanta Holding Corp., 6.375%, 10/1/22		35	35,831
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(2)		315	314,212
GFL Environmental, Inc., 5.375%, 3/1/23(2)		270	267,975
GFL Environmental, Inc., 9.875%, 2/1/21(2)		450	474,750
H&E Equipment Services, Inc., 5.625%, 9/1/25		55	55,413
Hertz Corp. (The), 5.50%, 10/15/24(2)		75	63,187
Inter Media and Communication SpA, 4.875%, 12/31/22(6)	EUR	890	1,084,652
IPD 3 B.V., 4.50%, 7/15/22(6)	EUR	950	1,171,713
KAR Auction Services, Inc., 5.125%, 6/1/25(2)		260	252,850
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(2)		572	615,615
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	590,562
Team Health Holdings, Inc., 6.375%, 2/1/25(2)		240	210,000
Tervita Escrow Corp., 7.625%, 12/1/21(2)		195	199,875
TMS International Corp., 7.25%, 8/15/25(2)		210	217,875
United Rentals North America, Inc., 5.50%, 5/15/27		35	35,000
Waste Pro USA, Inc., 5.50%, 2/15/26(2)		105	104,181
Wrangler Buyer Corp., 6.00%, 10/1/25(2)		510	504,900
			$9,131,812

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Communications Equipment — 0.3%
CommScope Technologies, LLC, 6.00%, 6/15/25(2)		85	$87,975
Riverbed Technology, Inc., 8.875%, 3/1/23(2)		630	585,113
Sprint Communications, Inc., 6.00%, 11/15/22		75	76,781
Western Digital Corp., 4.75%, 2/15/26		520	513,500
			$1,263,369

Construction & Engineering — 0.5%
ABG Orphan Holdco S.a.r.l., 14.00%, (5.00% Cash, 9.00% PIK), 2/28/21(2)(7)		334	$360,219
Novafives SAS, 4.50%, (3 mo. EURIBOR + 4.50%), 6/15/25(6)(8)	EUR	890	1,085,409
Pisces Midco, Inc., 8.00%, 4/15/26(2)		285	286,510
			$1,732,138

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		160	$165,200
CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	895	1,242,954
			$1,408,154

Containers & Packaging — 0.5%
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(2)(7)		650	$687,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(2)		200	202,750
BWAY Holding Co., 5.50%, 4/15/24(2)		155	156,426
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(2)		120	120,676
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	488,648
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(2)		140	146,037
			$1,801,912

Diversified Consumer Services — 0.1%
Laureate Education, Inc., 8.25%, 5/1/25(2)		335	$361,800
			$361,800

Diversified Financial Services — 1.2%
Cadence Financial Corp., 4.875%, 6/28/19(2)		508	$510,994
DAE Funding, LLC, 4.50%, 8/1/22(2)		155	149,575
DAE Funding, LLC, 5.00%, 8/1/24(2)		255	246,406
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(2)		180	181,125
FBM Finance, Inc., 8.25%, 8/15/21(2)		165	174,487

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	$117,588
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	120,750
Mercury BondCo PLC, 8.25%, (8.25% cash or 9.00% PIK), 5/30/21(6)(7)	EUR	530	669,260
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(2)		340	339,150
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(2)		150	146,062
SASU Newco SAB 20 SAS, 4.25%, 9/30/24(6)	EUR	1,015	1,200,452
Unifin Financiera SAB de CV, 8.875% to 1/29/25(2)(4)(5)		210	202,650
West Corp., 8.50%, 10/15/25(2)		240	232,800
			$4,291,299

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$500,000
CenturyLink, Inc., 7.50%, 4/1/24		55	56,238
Frontier Communications Corp., 10.50%, 9/15/22		20	17,681
Level 3 Financing, Inc., 5.25%, 3/15/26		90	87,273
Level 3 Parent, LLC, 5.75%, 12/1/22		50	50,500
			$711,692

Electric Utilities — 1.1%
AES Corp. (The), 5.125%, 9/1/27		25	$25,438
AES Corp. (The), 5.50%, 4/15/25		14	14,385
AES Corp. (The), 6.00%, 5/15/26		45	47,250
Electricite de France S.A., 6.00% to 1/29/26(4)(5)(6)	GBP	800	1,156,585
Melton Renewable Energy UK PLC, 6.75%, 2/1/20(6)	GBP	168	234,466
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(2)		95	91,913
NRG Yield Operating, LLC, 5.375%, 8/15/24		385	387,406
Pattern Energy Group, Inc., 5.875%, 2/1/24(2)		60	61,500
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)		580	599,538
TerraForm Power Operating, LLC, 4.25%, 1/31/23(2)		95	90,963
TerraForm Power Operating, LLC, 5.00%, 1/31/28(2)		145	136,300
TerraForm Power Operating, LLC, 6.625%, 6/15/25(2)		90	96,412
Vistra Energy Corp., 7.375%, 11/1/22		450	475,312
Vistra Energy Corp., 7.625%, 11/1/24		45	48,600
Vistra Energy Corp., 8.00%, 1/15/25(2)		115	125,206
Vistra Energy Corp., 8.125%, 1/30/26(2)		190	209,237
			$3,800,511

Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 3/31/27(2)(9)		467	$7,005
Oceaneering International, Inc., 6.00%, 2/1/28		230	229,268
			$236,273

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Equity Real Estate Investment Trusts (REITs) — 0.6%
Equinix, Inc., 2.875%, 2/1/26	EUR	705	$823,863
Equinix, Inc., 5.375%, 5/15/27		115	117,300
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	94,911
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	205,004
SBA Communications Corp., 4.00%, 10/1/22(2)		150	143,625
SBA Communications Corp., 4.875%, 9/1/24		55	53,006
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		780	871,930
			$2,309,639

Food Products — 0.8%
Dean Foods Co., 6.50%, 3/15/23(2)		320	$307,600
Dole Food Co., Inc., 7.25%, 6/15/25(2)		225	227,812
Land O’ Lakes, Inc., 8.00%(2)(5)		875	984,375
Pilgrim’s Pride Corp., 5.75%, 3/15/25(2)		190	186,200
Pilgrim’s Pride Corp., 5.875%, 9/30/27(2)		95	90,963
Post Holdings, Inc., 5.00%, 8/15/26(2)		85	79,900
Post Holdings, Inc., 5.50%, 3/1/25(2)		190	187,150
Post Holdings, Inc., 5.625%, 1/15/28(2)		245	234,894
US Foods, Inc., 5.875%, 6/15/24(2)		395	403,887
			$2,702,781

Health Care Equipment & Supplies — 1.5%
Centene Corp., 4.75%, 1/15/25		300	$292,407
Centene Corp., 5.625%, 2/15/21		90	92,877
Centene Corp., 6.125%, 2/15/24		340	357,068
Envision Healthcare Corp., 5.625%, 7/15/22		620	624,650
Envision Healthcare Corp., 6.25%, 12/1/24(2)		775	809,875
Hologic, Inc., 4.375%, 10/15/25(2)		70	67,550
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(2)		590	598,850
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(2)		320	332,048
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(2)		390	438,750
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(2)		1,230	1,255,104
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(2)(7)		440	447,700
			$5,316,879

Health Care Providers & Services — 0.9%
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		325	$297,172
Constantin Investissement 3 SASU, 5.375%, 4/15/25(6)	EUR	980	1,159,478
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(2)(7)		150	152,250
HCA, Inc., 5.875%, 2/15/26		750	761,250

Security	Principal Amount* (000’s omitted)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp., 6.75%, 6/15/23	260	$256,587
Tenet Healthcare Corp., 7.50%, 1/1/22(2)	85	89,888
WellCare Health Plans, Inc., 5.25%, 4/1/25	375	377,850
		$3,094,475

Hotels, Restaurants & Leisure — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(2)	325	$309,969
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(2)	519	501,972
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(2)	454	434,705
Eldorado Resorts, Inc., 6.00%, 4/1/25	220	219,175
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(2)	490	521,237
Golden Nugget, Inc., 6.75%, 10/15/24(2)	545	554,537
Golden Nugget, Inc., 8.75%, 10/1/25(2)	295	309,013
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	555	574,425
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(2)	585	642,037
MGM Resorts International, 6.00%, 3/15/23	200	209,500
NCL Corp., Ltd., 4.75%, 12/15/21(2)	121	123,118
Scientific Games International, Inc., 10.00%, 12/1/22	420	454,129
Viking Cruises, Ltd., 5.875%, 9/15/27(2)	580	561,150
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(2)	55	53,298
		$5,468,265

Household Products — 0.1%
Central Garden & Pet Co., 6.125%, 11/15/23	235	$246,162
Spectrum Brands, Inc., 5.75%, 7/15/25	35	35,142
		$281,304

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 5.25%, 6/1/26(2)	150	$144,094
Calpine Corp., 5.50%, 2/1/24	45	41,456
Calpine Corp., 5.75%, 1/15/25	355	325,712
NRG Energy, Inc., 5.75%, 1/15/28(2)	210	208,425
NRG Energy, Inc., 7.25%, 5/15/26	350	375,375
		$1,095,062

Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(2)	560	$582,053
Hub International, Ltd., 7.00%, 5/1/26(2)	395	396,975

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Insurance (continued)
Hub International, Ltd., 7.875%, 10/1/21(2)		500	$521,250
KIRS Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	910	1,313,482
			$2,813,760

Internet Software & Services — 0.4%
EIG Investors Corp., 10.875%, 2/1/24		480	$523,200
Netflix, Inc., 5.875%, 11/15/28(2)		300	300,750
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(2)		105	104,475
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	483,112
			$1,411,537

IT Services — 0.2%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(2)		40	$39,600
Gartner, Inc., 5.125%, 4/1/25(2)		55	55,258
La Financiere Atalian SAS, 5.125%, 5/15/25(6)(10)	EUR	685	827,206
			$922,064

Machinery — 0.5%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(2)		115	$122,584
Cleaver-Brooks, Inc., 7.875%, 3/1/23(2)		95	98,325
Cloud Crane, LLC, 10.125%, 8/1/24(2)		190	207,575
Navistar International Corp., 6.625%, 11/1/25(2)		445	463,913
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(2)		560	559,300
Welbilt, Inc., 9.50%, 2/15/24		295	328,925
			$1,780,622

Media — 2.5%
Altice France S.A., 6.00%, 5/15/22(2)		475	$470,226
Altice France S.A., 7.375%, 5/1/26(2)		455	443,056
Altice Luxembourg S.A., 7.25%, 5/15/22(6)	EUR	546	655,087
Altice Luxembourg S.A., 7.75%, 5/15/22(2)		315	302,006
Altice US Finance I Corp., 5.50%, 5/15/26(2)		200	194,375
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	484,639
Cablevision Systems Corp., 5.875%, 9/15/22		50	49,375
Cablevision Systems Corp., 8.00%, 4/15/20		70	74,375
CBS Radio, Inc., 7.25%, 11/1/24(2)		180	183,600
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(2)		1,130	1,149,786
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(2)		10	9,936
CSC Holdings, LLC, 6.75%, 11/15/21		500	527,500
CSC Holdings, LLC, 10.875%, 10/15/25(2)		422	495,850

Security		Principal Amount* (000’s omitted)	Value

Media (continued)
DISH DBS Corp., 7.75%, 7/1/26		95	$86,509
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(2)		140	130,725
MDC Partners, Inc., 6.50%, 5/1/24(2)		200	197,750
Meredith Corp., 6.875%, 2/1/26(2)		35	35,525
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(2)(7)		16	16,080
Salem Media Group, Inc., 6.75%, 6/1/24(2)		295	280,988
Sirius XM Radio, Inc., 5.00%, 8/1/27(2)		185	177,253
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)		500	514,944
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(6)	EUR	850	1,090,459
UPC Holding B.V., 3.875%, 6/15/29(6)	EUR	965	1,109,800
UPC Holding B.V., 5.50%, 1/15/28(2)		260	243,100
Ziggo Secured Finance B.V., 5.50%, 1/15/27(2)		150	141,750
			$9,064,694

Metals & Mining — 2.0%
Alcoa Nederland Holding B.V., 7.00%, 9/30/26(2)		770	$843,150
Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	468,000
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	51,000
Allegheny Technologies, Inc., 7.875%, 8/15/23		205	222,896
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(2)(4)		270	301,725
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(2)		55	57,475
Bombardier, Inc., 6.00%, 10/15/22(2)		560	560,000
Bombardier, Inc., 6.125%, 1/15/23(2)		20	20,225
Bombardier, Inc., 7.50%, 12/1/24(2)		170	179,350
Bombardier, Inc., 7.50%, 3/15/25(2)		55	57,475
Centennial Resource Production, LLC, 5.375%, 1/15/26(2)		320	318,400
Constellium N.V., 4.25%, 2/15/26(6)	EUR	940	1,152,080
Eldorado Gold Corp., 6.125%, 12/15/20(2)		45	41,738
Ensco PLC, 7.75%, 2/1/26		80	75,500
First Quantum Minerals, Ltd., 6.875%, 3/1/26(2)		280	266,700
First Quantum Minerals, Ltd., 7.00%, 2/15/21(2)		75	75,563
First Quantum Minerals, Ltd., 7.25%, 4/1/23(2)		415	414,917
First Quantum Minerals, Ltd., 7.50%, 4/1/25(2)		445	441,685
Freeport-McMoRan, Inc., 3.10%, 3/15/20		40	39,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	72,750
Hudbay Minerals, Inc., 7.25%, 1/15/23(2)		115	120,463
Hudbay Minerals, Inc., 7.625%, 1/15/25(2)		200	212,812
New Gold, Inc., 6.25%, 11/15/22(2)		155	158,487
New Gold, Inc., 6.375%, 5/15/25(2)		85	86,806
Novelis Corp., 5.875%, 9/30/26(2)		180	179,100
Novelis Corp., 6.25%, 8/15/24(2)		125	127,656

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Metals & Mining (continued)
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(2)		185	$191,012
Teck Resources, Ltd., 5.20%, 3/1/42		40	37,700
Teck Resources, Ltd., 5.40%, 2/1/43		85	81,813
Teck Resources, Ltd., 6.00%, 8/15/40		45	47,138
Teck Resources, Ltd., 8.50%, 6/1/24(2)		130	145,437
			$7,048,703

Multi-Utilities — 0.4%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)		114	$120,752
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	1,347,241
			$1,467,993

Multiline Retail — 0.1%
Dollar Tree, Inc., 5.75%, 3/1/23		330	$344,339
			$344,339

Oil, Gas & Consumable Fuels — 3.8%
Aker BP ASA, 5.875%, 3/31/25(2)		1,150	$1,196,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		120	118,500
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		30	30,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27		30	29,025
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26		55	54,863
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,015,300
Berry Petroleum Co., LLC, 7.00%, 2/15/26(2)		220	226,050
Canbriam Energy, Inc., 9.75%, 11/15/19(2)		305	311,100
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(2)		235	230,300
Chesapeake Energy Corp., 8.00%, 12/15/22(2)		31	32,976
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(2)		165	159,637
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(2)		720	712,800
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		200	205,000
Denbury Resources, Inc., 9.00%, 5/15/21(2)		95	99,750
Diamondback Energy, Inc., 4.75%, 11/1/24		60	59,907
Diamondback Energy, Inc., 5.375%, 5/31/25		140	142,275
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(2)		155	156,162
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(2)		205	206,794

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)	392	$368,796
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	110	114,400
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(2)	385	373,931
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(2)	195	204,750
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(2)	360	374,400
Gulfport Energy Corp., 6.00%, 10/15/24	49	46,795
Gulfport Energy Corp., 6.625%, 5/1/23	350	353,500
Jagged Peak Energy, LLC, 5.875%, 5/1/26(2)(10)	47	47,264
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(2)	275	277,406
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	64,919
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	518,125
Nabors Industries, Inc., 4.625%, 9/15/21	40	39,300
Nabors Industries, Inc., 5.75%, 2/1/25(2)	310	294,112
Newfield Exploration Co., 5.625%, 7/1/24	65	69,225
Oasis Petroleum, Inc., 6.50%, 11/1/21	50	51,375
Oasis Petroleum, Inc., 6.875%, 3/15/22	45	46,463
Oasis Petroleum, Inc., 6.875%, 1/15/23	235	242,050
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(5)	862	20,555
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(2)	75	75,188
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(2)	140	141,050
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(2)	185	187,775
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(2)	150	157,125
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	103,750
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	130	135,200
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	710	691,362
Precision Drilling Corp., 6.50%, 12/15/21	17	17,425
Precision Drilling Corp., 7.125%, 1/15/26(2)	75	75,938
Precision Drilling Corp., 7.75%, 12/15/23	10	10,463
QEP Resources, Inc., 5.625%, 3/1/26	85	81,706
Resolute Energy Corp., 8.50%, 5/1/20	65	65,163
SESI, LLC, 7.75%, 9/15/24(2)	35	36,313
Seven Generations Energy, Ltd., 5.375%, 9/30/25(2)	255	248,625
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(2)	270	275,062
SM Energy Co., 5.625%, 6/1/25	85	82,875
SM Energy Co., 6.125%, 11/15/22	435	441,525
SM Energy Co., 6.75%, 9/15/26	147	150,307
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(2)	145	143,111

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(2)	80	$77,400
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(2)	155	154,419
Teleflex, Inc., 4.625%, 11/15/27	160	154,142
Transocean, Inc., 7.50%, 1/15/26(2)	105	106,312
Trinidad Drilling, Ltd., 6.625%, 2/15/25(2)	205	197,569
Weatherford International, Ltd., 8.25%, 6/15/23	40	37,700
Weatherford International, Ltd., 9.875%, 2/15/24	95	92,388
Whiting Petroleum Corp., 5.75%, 3/15/21	25	25,656
Whiting Petroleum Corp., 6.625%, 1/15/26(2)	315	323,269
WildHorse Resource Development Corp., 6.875%, 2/1/25(2)	165	168,300
WildHorse Resource Development Corp., 6.875%, 2/1/25	380	387,600
		$13,338,523

Paper & Forest Products — 0.0%(11)
Mercer International, Inc., 5.50%, 1/15/26(2)	70	$68,950
		$68,950

Pharmaceuticals — 0.7%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(2)	340	$331,925
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(2)	198	211,365
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(2)	455	441,882
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(2)	95	94,881
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(2)	110	100,994
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(2)	155	161,394
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(2)	315	333,411
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	40	40,496
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(2)	245	249,900
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(2)	245	248,981
Vizient, Inc., 10.375%, 3/1/24(2)	125	139,063
		$2,354,292

Pipelines — 1.1%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	105	$112,087
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	70	70,000

Security		Principal Amount* (000’s omitted)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	$237,983
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	186,362
Enbridge Energy Partners, L.P., 6.106%, (3 mo. USD LIBOR + 3.798%), 10/1/77(8)		432	429,840
Energy Transfer Equity, L.P., 5.875%, 1/15/24		15	15,356
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(4)(5)		650	620,539
Enterprise Products Operating, LLC, 5.375% to 2/15/28, 2/15/78(4)		455	430,652
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(2)		580	595,950
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(2)		60	60,450
NGPL PipeCo, LLC, 4.375%, 8/15/22(2)		50	49,938
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(2)		565	565,000
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	223,606
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	125,156
Williams Cos., Inc. (The), 5.75%, 6/24/44		85	89,038
			$3,811,957

Real Estate Investment Trusts (REITs) — 1.1%
ADLER Real Estate AG, 1.875%, 4/27/23(6)	EUR	1,200	$1,429,898
ESH Hospitality, Inc., 5.25%, 5/1/25(2)		160	156,800
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(2)		465	461,513
IRB Holding Corp., 6.75%, 2/15/26(2)		160	154,800
Kennedy Wilson Europe Real Estate PLC, 3.25%, 11/12/25(6)	EUR	1,100	1,363,601
Mattamy Group Corp., 6.50%, 10/1/25(2)		180	180,450
Mattamy Group Corp., 6.875%, 12/15/23(2)		250	258,125
			$4,005,187

Real Estate Management & Development — 0.3%
AT Securities B.V., 5.25% to 7/21/23(4)(5)(6)		1,250	$1,216,875
			$1,216,875

Semiconductors & Semiconductor Equipment — 0.3%
Microsemi Corp., 9.125%, 4/15/23(2)		575	$635,375
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(2)		200	201,000
Versum Materials, Inc., 5.50%, 9/30/24(2)		145	148,582
			$984,957

Software — 0.4%
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(2)		255	$264,244
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(2)		545	609,038

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Software (continued)
Symantec Corp., 5.00%, 4/15/25(2)		115	$115,755
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(2)		200	193,500
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(2)		260	226,200
			$1,408,737

Specialty Retail — 0.1%
Beacon Escrow Corp., 4.875%, 11/1/25(2)		190	$180,500
Entegris, Inc., 4.625%, 2/10/26(2)		200	194,000
Hot Topic, Inc., 9.25%, 6/15/21(2)		80	79,000
			$453,500

Technology Hardware, Storage & Peripherals — 0.3%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(2)		135	$142,105
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(2)		205	211,395
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(2)		315	334,127
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(2)		210	223,849
Seagate HDD Cayman, 4.75%, 1/1/25		105	101,938
			$1,013,414

Telecommunications — 1.0%
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	$142,281
Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	94,525
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	37,856
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(2)		200	211,500
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(2)		120	113,700
Sprint Capital Corp., 6.875%, 11/15/28		655	669,738
Sprint Corp., 7.875%, 9/15/23		1,800	1,935,000
T-Mobile USA, Inc., 4.50%, 2/1/26		155	149,381
T-Mobile USA, Inc., 4.75%, 2/1/28		170	163,804
			$3,517,785

Textiles, Apparel & Luxury Goods — 0.2%
CBR Fashion Finance B.V., 5.125%, 10/1/22(6)	EUR	815	$865,934
			$865,934

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21		235	$248,402
			$248,402

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(2)		190	$185,459
			$185,459

Security		Principal Amount* (000’s omitted)	Value

Transportation — 0.3%
CEVA Group PLC, 7.00%, 3/1/21(2)		75	$75,750
CMA CGM S.A., 5.25%, 1/15/25(6)	EUR	127	140,709
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(2)		260	268,450
XPO Logistics, Inc., 6.125%, 9/1/23(2)		80	83,100
XPO Logistics, Inc., 6.50%, 6/15/22(2)		500	518,125
			$1,086,134

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		215	$226,825
			$226,825

Total Corporate Bonds & Notes (identified cost $123,253,516)			$124,496,993

Senior Floating-Rate Loans — 2.2%(12)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Building and Development — 0.1%
Pisces Midco, Inc., Term Loan, Maturing 4/12/25(13)		$200	$202,040
			$202,040

Business Equipment and Services — 0.3%
EIG Investors Corp., Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23		$466	$469,913
Solera, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23		681	684,458
			$1,154,371

Containers and Glass Products — 0.3%
BWAY Holding Company, Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing 4/3/24(14)		$993	$999,737
			$999,737

Electronics / Electrical — 0.4%
Applied Systems, Inc., Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24		$179	$180,879
Cortes NP Acquisition Corporation, Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23		494	494,869
Riverbed Technology, Inc., Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22		496	494,726

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	$65	$65,506
SS&C Technologies, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	174	174,900
		$1,410,880

Financial Intermediaries — 0.1%
Navistar International Corporation, Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$394	$397,214
		$397,214

Health Care — 0.2%
MPH Acquisition Holdings, LLC, Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	$388	$390,542
Press Ganey Holdings, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 10/21/23	52	51,924
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	285	290,032
		$732,498

Industrial Equipment — 0.1%
Titan Acquisition Limited, Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing 3/28/25	$385	$385,993
		$385,993

Insurance — 0.2%
Asurion, LLC, Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$525	$540,750
		$540,750

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 9.44%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$365	$387,128
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(15)	47	49,058
		$436,186

Publishing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$515	$505,366
Meredith Corporation, Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing 1/31/25	180	181,363
		$686,729

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$174	$178,260
GrafTech Finance, Inc., Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	500	501,563
		$679,823

Surface Transport — 0.0%(11)
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	$145	$147,900
		$147,900

Telecommunications — 0.0%(11)
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(15)	$110	$112,447
		$112,447

Utilities — 0.0%(11)
TerraForm Power Operating, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$100	$100,498
		$100,498

Total Senior Floating-Rate Loans (identified cost $7,917,386)		$7,987,066

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(2)	$300	$298,286

Total Convertible Bonds (identified cost $287,405)		$298,286

Miscellaneous — 0.0%
Security	Principal Amount	Value

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(1)(16)	$200,000	$0

Total Miscellaneous (identified cost $0)		$0

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(17)	$3,422,513	$3,422,170

Total Short-Term Investments (identified cost $3,422,133)		$3,422,170

Total Investments — 99.5% (identified cost $338,701,375)		$352,591,735

Other Assets, Less Liabilities — 0.5%		$1,670,095

Net Assets — 100.0%		$354,261,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $60,488,649 or 17.1% of the Portfolio’s net assets.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $28,375,592 or 8.0% of the Portfolio’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)	When-issued security.

(11)	Amount is less than 0.05%.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(13)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(14)

The stated interest rate represents the weighted average interest rate at April 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(15)	Fixed-rate loan.

(16)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	55.2%	$194,697,863
United Kingdom	8.7	30,592,070
France	8.2	28,919,222
Germany	4.9	17,284,524
Japan	3.6	12,581,916
Canada	3.5	12,175,705
Netherlands	3.2	11,446,941
Sweden	2.1	7,485,264
Italy	1.9	6,735,578
Spain	1.7	6,065,937
Switzerland	1.3	4,411,746
Norway	0.8	2,734,578
Denmark	0.7	2,542,446
Luxembourg	0.6	2,071,777
Belgium	0.5	1,811,049
Hong Kong	0.5	1,784,437
Taiwan	0.5	1,720,561
Finland	0.5	1,662,023
Zambia	0.3	1,198,865
Brazil	0.3	1,180,129
New Zealand	0.2	755,361
Australia	0.2	730,206
Ireland	0.2	687,962
Israel	0.1	441,882
United Arab Emirates	0.1	395,981
Cayman Islands	0.1	275,062
Mexico	0.1	202,650
Total Investments	100.0%	$352,591,735

29	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	144	Long	Jun-18	$19,058,400	$(892,088)
Nikkei 225 Index	10	Long	Jun-18	2,051,303	91,003
STOXX Europe 600 Banks Index	342	Short	Jun-18	(3,615,758)	22,644
STOXX Europe 600 Index	639	Short	Jun-18	(14,657,995)	(489,904)
STOXX Europe 600 Insurance Index	148	Short	Jun-18	(2,597,461)	(13,386)

					$(1,281,731)

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

STOXX Europe 600 Banks Index:  Index composed of companies from the European banks sector.

STOXX Europe 600 Index:  Represents large, mid and small capitalization companies across 17 countries of the European region.

STOXX Europe 600 Insurance Index:  Index composed of companies from the European insurance sector.

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $335,279,242)	$349,169,565
Affiliated investment, at value (identified cost, $3,422,133)	3,422,170
Cash	27,615
Interest and dividends receivable	2,817,665
Dividends receivable from affiliated investment	5,368
Receivable for investments sold	2,301,170
Tax reclaims receivable	1,106,839
Total assets	$358,850,392

Liabilities
Payable for investments purchased	$662,187
Payable for when-issued securities	876,820
Payable for variation margin on open financial futures contracts	161,003
Due to custodian — foreign currency, at value (identified cost, $2,584,698)	2,576,399
Payable to affiliates:
Investment adviser fee	191,025
Trustees’ fees	1,325
Accrued expenses	119,803
Total liabilities	$4,588,562
Net Assets applicable to investors’ interest in Portfolio	$354,261,830

Sources of Net Assets
Investors’ capital	$341,645,933
Net unrealized appreciation	12,615,897
Total	$354,261,830

31	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $961,266)	$4,341,729
Dividends from affiliated investment	27,621
Interest (net of foreign taxes, $13,218)	3,980,872
Total investment income	$8,350,222

Expenses
Investment adviser fee	$1,175,257
Trustees’ fees and expenses	7,514
Custodian fee	87,696
Legal and accounting services	31,050
Miscellaneous	40,044
Total expenses	$1,341,561

Net investment income	$7,008,661

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,535,889 (1)
Investment transactions — affiliated investment	722
Financial futures contracts	169,583
Foreign currency transactions	(48,916)
Net realized gain	$10,657,278
Change in unrealized appreciation (depreciation) —
Investments	$(10,001,013)
Investments — affiliated investment	37
Financial futures contracts	(1,281,731)
Foreign currency	13,008
Net change in unrealized appreciation (depreciation)	$(11,269,699)

Net realized and unrealized loss	$(612,421)

Net increase in net assets from operations	$6,396,240

(1)	Includes $447,006 of net realized gains from redemptions in-kind.

32	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$7,008,661	$17,195,805
Net realized gain	10,657,278 (1)	21,057,640 (2)
Net change in unrealized appreciation (depreciation)	(11,269,699)	17,720,315
Net increase in net assets from operations	$6,396,240	$55,973,760
Capital transactions —
Contributions	$7,198,218	$16,973,536
Withdrawals	(23,897,675)	(85,428,038)
Portfolio transaction fee	88,831	258,836
Net decrease in net assets from capital transactions	$(16,610,626)	$(68,195,666)

Net decrease in net assets	$(10,214,386)	$(12,221,906)

Net Assets
At beginning of period	$364,476,216	$376,698,122
At end of period	$354,261,830	$364,476,216

(1)	Includes $447,006 of net realized gains from redemptions in-kind.

(2)	Includes $2,455,461 of net realized gains from redemptions in-kind.

33	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Financial Highlights

Ratios/Supplemental Data	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.74	%(2)	0.75%	0.80	%(2)
Net investment income	3.88	%(2)	4.56%	3.75	%(2)
Portfolio Turnover	68	%(3)	143%	66	%(3)

Total Return	1.72	%(3)	15.99%	3.65	%(3)

Net assets, end of Period (000’s omitted)	$354,262		$364,476	$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

34	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 98.2% and 1.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the

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Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $1,175,257 or 0.65% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of EVC, a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2018, BMR reimbursed the Portfolio $183,877 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of approximately 0.05%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, and including maturities and principal repayments on Senior Loans, aggregated $241,030,776 and $245,177,251, respectively, for the six months ended April 30, 2018. In-kind contributions and withdrawals for the six months ended April 30, 2018 aggregated $2,656,459 and $2,650,645, respectively.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$339,315,767

Gross unrealized appreciation	$21,930,634
Gross unrealized depreciation	(9,936,397)

Net unrealized appreciation	$11,994,237

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has

37

Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$113,647	$(1,395,378)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$169,583	$(1,281,731)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$16,199,000	$16,899,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign

38

Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$10,499,818	$8,672,147		$—	$19,171,965
Consumer Staples	3,165,872	10,892,499		—	14,058,371
Energy	8,456,833	2,557,468		—	11,014,301
Financials	14,412,521	36,078,473		—	50,490,994
Health Care	15,144,350	6,336,248		—	21,480,598
Industrials	15,687,229	16,152,776		—	31,840,005
Information Technology	20,033,808	7,105,657		—	27,139,465
Materials	3,791,840	5,153,047		—	8,944,887
Real Estate	6,524,020	—		—	6,524,020
Telecommunication Services	—	5,376,180		—	5,376,180
Utilities	5,490,896	7,056,339		—	12,547,235

Total Common Stocks	$103,207,187	$105,380,834	**	$—	$208,588,021

Preferred Stocks
Consumer Staples	$—	$525,588		$—	$525,588
Energy	503,975	—		—	503,975
Financials	1,069,215	2,361,995		—	3,431,210
Industrials	431,837	—		—	431,837
Real Estate	1,520,808	—		—	1,520,808
Utilities	1,385,781	—		—	1,385,781

Total Preferred Stocks	$4,911,616	$2,887,583		$—	$7,799,199
Corporate Bonds & Notes	$—	$124,496,993		$—	$124,496,993
Senior Floating-Rate Loans	—	7,987,066		—	7,987,066
Convertible Bonds	—	298,286		—	298,286
Miscellaneous	—	—		0	0
Short-Term Investments	—	3,422,170		—	3,422,170

Total Investments	$108,118,803	$244,472,932		$0	$352,591,735

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Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3*	Total
Futures Contracts	$—	$113,647	$—	$113,647

Total	$108,118,803	$244,586,579	$—	$352,705,382

Liability Description
Futures Contracts	$(892,088)	$(503,290)	$—	$(1,395,378)

Total	$(892,088)	$(503,290)	$—	$(1,395,378)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

40

Eaton Vance

Global Income Builder Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Global Income Builder Fund

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Income Builder Fund (the “Fund”), as well as the investment advisory agreement of Global Income Builder Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement of the Fund, as well as the sub-advisory agreement of the Portfolio, with Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the investment strategy of the Fund and the Portfolio. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the

42

Eaton Vance

Global Income Builder Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and higher than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board

43

Eaton Vance

Global Income Builder Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

44

Eaton Vance

Global Income Builder Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.18

Eaton Vance

Global Macro Absolute Return Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Global Macro Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	84

Officers and Trustees	87

Important Notices	88

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	10/31/1997	0.13%	1.71%	2.10%	2.96%
Class A with 4.75% Maximum Sales Charge	—	—	–4.66	–3.17	1.11	2.47
Class C at NAV	10/01/2009	10/31/1997	–0.21	1.00	1.38	2.34
Class C with 1% Maximum Sales Charge	—	—	–1.20	0.02	1.38	2.34
Class I at NAV	06/27/2007	10/31/1997	0.28	2.01	2.40	3.27
Class R at NAV	04/08/2010	10/31/1997	0.14	1.62	1.88	2.80
Class R6 at NAV	05/31/2017	10/31/1997	0.31	2.07	2.42	3.28
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	0.68%	1.17%	0.36%	0.34%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
Gross		1.04%	1.74%	0.74%	1.23%	0.68%
Net		1.01	1.71	0.71	1.20	0.65

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of unfunded loan commitments.

Foreign Currency Exposure (% of net assets)6

Serbia	8.8%	Morocco	1.3%

Czech Republic	5.3	Philippines	1.0

Egypt	4.5	Other	2.8	*

Iceland	4.2	South Korea	–1.0

Sri Lanka	4.0	Qatar	–1.0

Singapore	3.9	Bahrain	–2.1

Australia	3.7	Taiwan	–3.1

Dominican Republic	3.3	Romania	–3.1

Nigeria	3.0	United Arab Emirates	–3.5

Kazakhstan	2.8	New Zealand	–3.9

Colombia	2.6	Oman	–5.2

Israel	2.6	Euro	–24.8

Norway	2.5	Total Long	63.7

Uruguay	2.2	Total Short	–48.9

China	2.1	Total Net	14.8

Argentina	1.9

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I of the Fund. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios are not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.30	$5.36	1.08%
Class C	$1,000.00	$997.90	$8.82	1.78%
Class I	$1,000.00	$1,002.80	$3.87	0.78%
Class R	$1,000.00	$1,001.40	$6.35	1.28%
Class R6	$1,000.00	$1,003.10	$3.58	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.41	1.08%
Class C	$1,000.00	$1,016.00	$8.90	1.78%
Class I	$1,000.00	$1,020.90	$3.91	0.78%
Class R	$1,000.00	$1,018.40	$6.41	1.28%
Class R6	$1,000.00	$1,021.20	$3.61	0.72%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Global Macro Portfolio, at value (identified cost, $5,385,001,539)	$5,405,495,567
Receivable for Fund shares sold	22,063,161
Total assets	$5,427,558,728

Liabilities
Payable for Fund shares redeemed	$12,792,278
Payable to affiliates:
Distribution and service fees	264,006
Trustees’ fees	43
Accrued expenses	754,850
Total liabilities	$13,811,177
Net Assets	$5,413,747,551

Sources of Net Assets
Paid-in capital	$5,853,284,678
Accumulated undistributed net investment income	70,509,174
Accumulated net realized loss from Portfolio	(530,540,329)
Net unrealized appreciation from Portfolio	20,494,028
Total	$5,413,747,551

Class A Shares
Net Assets	$362,978,323
Shares Outstanding	40,281,166
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.46

Class C Shares
Net Assets	$209,319,483
Shares Outstanding	23,147,804
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.04

Class I Shares
Net Assets	$4,670,620,150
Shares Outstanding	519,393,996
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.99

Class R Shares
Net Assets	$1,571,476
Shares Outstanding	174,071
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.03

Class R6 Shares
Net Assets	$169,258,119
Shares Outstanding	18,830,499
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest allocated from Portfolio (net of foreign taxes, $3,478,812)	$147,616,384
Dividends allocated from Portfolio (net of foreign taxes, $629,265)	6,325,408
Expenses, excluding interest expense, allocated from Portfolio	(18,112,250)
Interest expense allocated from Portfolio	(993,698)
Total investment income from Portfolio	$134,835,844

Expenses
Distribution and service fees
Class A	$522,134
Class C	1,059,667
Class R	4,318
Trustees’ fees and expenses	250
Custodian fee	29,708
Transfer and dividend disbursing agent fees	1,712,318
Legal and accounting services	49,239
Printing and postage	158,807
Registration fees	131,774
Miscellaneous	23,274
Total expenses	$3,691,489

Net investment income	$131,144,355

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,050,119)	$93,470,534
Written options	1,375,712
Securities sold short	1,068,043
Futures contracts	(26,501,107)
Swap contracts	(42,128,344)
Forward volatility agreements	(620,995)
Foreign currency transactions	(3,368,509)
Forward foreign currency exchange contracts	(30,035,347)
Net realized loss	$(6,740,013)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $553,152)	$(58,761,554)
Written options	(410,791)
Securities sold short	(1,006,213)
Futures contracts	(1,124,713)
Swap contracts	10,300,470
Forward volatility agreements	(269,169)
Foreign currency	(1,247,472)
Forward foreign currency exchange contracts	(57,139,231)
Net change in unrealized appreciation (depreciation)	$(109,658,673)

Net realized and unrealized loss	$(116,398,686)

Net increase in net assets from operations	$14,745,669

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$131,144,355	$236,163,118
Net realized loss	(6,740,013)	(26,698,959)
Net change in unrealized appreciation (depreciation)	(109,658,673)	12,691,884
Net increase in net assets from operations	$14,745,669	$222,156,043
Distributions to shareholders —
From net investment income
Class A	$(5,524,404)	$(11,680,252)
Class C	(2,584,108)	(5,640,275)
Class I	(82,373,227)	(180,620,604)
Class R	(25,304)	(32,935)
Class R6	(2,136,779)	(112,424)
Total distributions to shareholders	$(92,643,822)	$(198,086,490)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$93,478,668	$148,777,983
Class C	22,463,481	28,891,779
Class I	1,235,276,845	2,681,278,306
Class R	409,112	1,183,640
Class R6	168,563,065	14,855,774
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,281,687	11,060,785
Class C	2,315,605	4,863,280
Class I	58,322,255	109,407,804
Class R	25,304	32,935
Class R6	1,928,563	8,534
Cost of shares redeemed
Class A	(67,607,077)	(300,518,905)
Class C	(28,897,040)	(75,548,075)
Class I	(1,466,629,161)	(2,588,980,240)
Class R	(543,592)	(330,952)
Class R6	(12,588,370)	(5,353)
Net increase in net assets from Fund share transactions	$11,799,345	$34,977,295

Net increase (decrease) in net assets	$(66,098,808)	$59,046,848

Net Assets
At beginning of period	$5,479,846,359	$5,420,799,511
At end of period	$5,413,747,551	$5,479,846,359

Accumulated undistributed net investment income included in net assets
At end of period	$70,509,174	$32,008,641

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period	$9.140		$9.110	$9.160		$9.370	$9.420	$9.900

Income (Loss) From Operations
Net investment income(1)	$0.207		$0.344	$0.375		$0.372	$0.329	$0.270
Net realized and unrealized gain (loss)	(0.194)		(0.029)	0.035		(0.224)	(0.021)	(0.392)

Total income (loss) from operations	$0.013		$0.315	$0.410		$0.148	$0.308	$(0.122)

Less Distributions
From net investment income	$(0.143)		$(0.285)	$(0.337)		$(0.358)	$(0.322)	$(0.145)
Tax return of capital	—		—	(0.123)		—	(0.036)	(0.213)

Total distributions	$(0.143)		$(0.285)	$(0.460)		$(0.358)	$(0.358)	$(0.358)

Net asset value — End of period	$9.010		$9.140	$9.110		$9.160	$9.370	$9.420

Total Return(2)	0.13	%(3)	3.52%	4.62	%(4)	1.58%	3.34%	(1.28)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$362,978		$336,889	$476,495		$553,640	$648,306	$1,134,462
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.08	%(8)	1.04%	1.06%		1.07%	1.17%	1.32%
Net investment income	4.58	%(8)	3.77%	4.15%		3.98%	3.51%	2.77%
Portfolio Turnover of the Portfolio	41	%(3)	74%	65%		66%	66%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.03%, 0.12% and 0.31% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period	$9.170		$9.140	$9.180		$9.390	$9.430	$9.910

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.280	$0.313		$0.307	$0.264	$0.203
Net realized and unrealized gain (loss)	(0.195)		(0.028)	0.036		(0.231)	(0.018)	(0.397)

Total income (loss) from operations	$(0.019)		$0.252	$0.349		$0.076	$0.246	$(0.194)

Less Distributions
From net investment income	$(0.111)		$(0.222)	$(0.291)		$(0.286)	$(0.257)	$(0.116)
Tax return of capital	—		—	(0.098)		—	(0.029)	(0.170)

Total distributions	$(0.111)		$(0.222)	$(0.389)		$(0.286)	$(0.286)	$(0.286)

Net asset value — End of period	$9.040		$9.170	$9.140		$9.180	$9.390	$9.430

Total Return(2)	(0.21	)%(3)	2.80%	3.91	%(4)	0.91%	2.55%	(2.01)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$209,319		$216,384	$257,491		$302,451	$368,893	$600,977
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.78	%(8)	1.74%	1.76%		1.77%	1.87%	2.02%
Net investment income	3.87	%(8)	3.06%	3.44%		3.28%	2.81%	2.08%
Portfolio Turnover of the Portfolio	41	%(3)	74%	65%		66%	66%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.03%, 0.12% and 0.31% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period	$9.120		$9.090	$9.140		$9.360	$9.410	$9.890

Income (Loss) From Operations
Net investment income(1)	$0.220		$0.369	$0.401		$0.399	$0.357	$0.296
Net realized and unrealized gain (loss)	(0.194)		(0.027)	0.039		(0.231)	(0.019)	(0.388)

Total income (loss) from operations	$0.026		$0.342	$0.440		$0.168	$0.338	$(0.092)

Less Distributions
From net investment income	$(0.156)		$(0.312)	$(0.356)		$(0.388)	$(0.349)	$(0.157)
Tax return of capital	—		—	(0.134)		—	(0.039)	(0.231)

Total distributions	$(0.156)		$(0.312)	$(0.490)		$(0.388)	$(0.388)	$(0.388)

Net asset value — End of period	$8.990		$9.120	$9.090		$9.140	$9.360	$9.410

Total Return(2)	0.28	%(3)	3.83%	4.98	%(4)	1.80%	3.68%	(0.98)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,670,620		$4,910,029	$4,685,999		$3,449,243	$3,170,124	$4,493,643
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	0.78	%(8)	0.74%	0.76%		0.77%	0.87%	1.02%
Net investment income	4.87	%(8)	4.06%	4.43%		4.28%	3.81%	3.04%
Portfolio Turnover of the Portfolio	41	%(3)	74%	65%		66%	66%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.03%, 0.12% and 0.31% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period	$9.150		$9.120	$9.170		$9.380	$9.430	$9.910

Income (Loss) From Operations
Net investment income(1)	$0.198		$0.325	$0.358		$0.353	$0.312	$0.248
Net realized and unrealized gain (loss)	(0.184)		(0.027)	0.032		(0.225)	(0.024)	(0.390)

Total income (loss) from operations	$0.014		$0.298	$0.390		$0.128	$0.288	$(0.142)

Less Distributions
From net investment income	$(0.134)		$(0.268)	$(0.324)		$(0.338)	$(0.304)	$(0.137)
Tax return of capital	—		—	(0.116)		—	(0.034)	(0.201)

Total distributions	$(0.134)		$(0.268)	$(0.440)		$(0.338)	$(0.338)	$(0.338)

Net asset value — End of period	$9.030		$9.150	$9.120		$9.170	$9.380	$9.430

Total Return(2)	0.14	%(3)	3.31%	4.39	%(4)	1.36%	3.12%	(1.58)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,571		$1,703	$815		$903	$825	$785
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.28	%(8)	1.23%	1.26%		1.27%	1.36%	1.52%
Net investment income	4.36	%(8)	3.56%	3.94%		3.77%	3.33%	2.54%
Portfolio Turnover of the Portfolio	41	%(3)	74%	65%		66%	66%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.03%, 0.12% and 0.31% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2018 (Unaudited)		Period Ended October 31, 2017(1)
Net asset value — Beginning of period	$9.120		$9.120

Income (Loss) From Operations
Net investment income(2)	$0.225		$0.163
Net realized and unrealized loss	(0.196)		(0.031)

Total income from operations	$0.029		$0.132

Less Distributions
From net investment income	$(0.159)		$(0.132)

Total distributions	$(0.159)		$(0.132)

Net asset value — End of period	$8.990		$9.120

Total Return(3)	0.31	%(4)	1.46	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$169,258		$14,841
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.72	%(6)(7)	0.68	%(6)(7)
Net investment income	4.99	%(6)	4.23	%(6)
Portfolio Turnover of the Portfolio	41	%(4)	74	%(8)

(1)	For the period from commencement of operations on May 31, 2017 to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	Includes interest expense, primarily on securities sold short, of 0.01% and 0.03% for the six months ended April 30, 2018 and the period ended October 31, 2017.

(8)	For the Portfolio’s year ended October 31, 2017.

12	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2018, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $300,704,316 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $40,002,053 are short-term and $260,702,263 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2018, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $307,228 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,856 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $522,134 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $794,750 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $2,159 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $264,917 and $2,159 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

14

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $8,000 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $404,963,720 and $501,950,191, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	10,239,335	16,334,632
Issued to shareholders electing to receive payments of distributions in Fund shares	580,102	1,216,350
Redemptions	(7,406,696)	(32,999,732)

Net increase (decrease)	3,412,741	(15,448,750)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	2,451,204	3,160,102
Issued to shareholders electing to receive payments of distributions in Fund shares	253,456	532,650
Redemptions	(3,155,391)	(8,268,569)

Net decrease	(450,731)	(4,575,817)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	135,577,291	294,836,031
Issued to shareholders electing to receive payments of distributions in Fund shares	6,418,448	12,046,208
Redemptions	(161,070,194)	(284,012,459)

Net increase (decrease)	(19,074,455)	22,869,780

15

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	44,698	129,502
Issued to shareholders electing to receive payments of distributions in Fund shares	2,774	3,612
Redemptions	(59,443)	(36,350)

Net increase (decrease)	(11,971)	96,764

Class R6	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)

Sales	18,375,349	1,627,844
Issued to shareholders electing to receive payments of distributions in Fund shares	212,713	936
Redemptions	(1,385,757)	(586)

Net increase	17,202,305	1,628,194

(1)	For the period from commencement of operations on May 31, 2017 to October 31, 2017.

16

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 46.6%
Security		Principal Amount (000’s omitted)	Value

Albania — 1.6%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$5,216,663
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,448,849
Republic of Albania, 5.75%, 11/12/20(1)	EUR	59,414	79,886,739
Total Albania			$87,552,251

Argentina — 1.4%
Argentina POM Politica Monetaria, 28.875%, (ARPP7DRR), 6/21/20(2)	ARS	505,160	$25,809,822
City of Buenos Aires, 26.134%, (Badlar + 3.25%), 3/29/24(2)	ARS	142,240	6,776,836
City of Buenos Aires, 27.908%, (Badlar + 5.00%), 1/23/22(2)	ARS	21,093	1,074,411
Provincia de Buenos Aires/Argentina, 27.50%, (Badlar + 3.83%), 5/31/22(2)	ARS	132,375	6,538,996
Provincia de Buenos Aires/Argentina, 27.00%, (Badlar + 3.75%), 4/12/25(1)(2)	ARS	126,040	6,251,314
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,105	1,300,998
Republic of Argentina, 6.25%, 11/9/47	EUR	12,087	13,541,152
Republic of Argentina, 6.875%, 1/11/48	USD	16,709	14,877,276
Republic of Argentina, 7.625%, 4/22/46	USD	872	843,660
Total Argentina			$77,014,465

Australia — 1.1%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	70,990	$50,553,077
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	13,500	10,314,950
Total Australia			$60,868,027

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	32,126	$24,897,650
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	2,475	2,140,875
Total Barbados			$27,038,525

Canada — 2.3%
Canadian Government Bond, 1.00%, 9/1/22	CAD	106,500	$79,207,068
Canadian Government Bond, 1.75%, 3/1/23	CAD	60,500	46,354,747
Total Canada			$125,561,815

China — 0.0%(4)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,553,170
Total China			$1,553,170

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,633,381	$2,676,759
Total Costa Rica			$2,676,759

Dominican Republic — 3.1%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	2,115,900	$44,799,387
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,674,800	34,650,475
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,783,800	36,189,717
Dominican Republic, 15.00%, 4/5/19(1)	DOP	541,100	11,714,649
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	5,809,365
Dominican Republic, 16.00%, 7/10/20(1)	DOP	1,417,800	33,446,756
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,868,223
Total Dominican Republic			$169,478,572

El Salvador — 3.0%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,803,845
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	20,712,169
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,550,146
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	9,935,860
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	53,940,650
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	6,627,729
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	39,765	45,530,925
Total El Salvador			$159,101,324

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$40,397,580
Total Fiji			$40,397,580

Georgia — 0.1%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$158,794
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,854	1,982,314
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,094,368
Total Georgia			$3,235,476

Greece — 0.5%
Hellenic Republic Government Bond, 3.50%, 1/30/23(1)	EUR	5,072	$6,319,045
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)(6)	EUR	16,558	21,328,971
Total Greece			$27,648,016

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Honduras — 0.3%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	10,705	$11,092,949
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	3,437	3,744,955
Total Honduras			$14,837,904

Iceland — 1.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,106,105	$20,313,851
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	923,760
Republic of Iceland, 6.50%, 1/24/31	ISK	4,043,656	44,500,600
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	7,451,746
Republic of Iceland, 8.00%, 6/12/25	ISK	2,047,447	23,655,209
Total Iceland			$96,845,166

India — 3.5%
India Government Bond, 6.79%, 5/15/27	INR	1,975,000	$27,561,282
India Government Bond, 6.79%, 12/26/29	INR	2,000,000	27,734,492
India Government Bond, 6.97%, 9/6/26	INR	1,200,000	16,971,657
India Government Bond, 7.59%, 3/20/29	INR	1,605,000	23,429,297
India Government Bond, 7.61%, 5/9/30	INR	2,296,000	33,215,283
India Government Bond, 7.73%, 12/19/34	INR	729,100	10,573,807
India Government Bond, 7.88%, 3/19/30	INR	500,000	7,437,444
National Highways Authority of India, 7.17%, 12/23/21	INR	1,750,000	25,501,779
National Highways Authority of India, 7.60%, 3/18/22	INR	1,000,000	14,739,242
Total India			$187,164,283

Japan — 1.4%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(5)	JPY	7,942,415	$76,285,540
Total Japan			$76,285,540

Kazakhstan — 0.3%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	5,807,290	$18,348,006
Total Kazakhstan			$18,348,006

Macedonia — 3.0%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	3,807	$4,562,714
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	72,344	93,254,673
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	47,638	62,665,656
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	2,527	3,529,629
Total Macedonia			$164,012,672

Security		Principal Amount (000’s omitted)	Value

New Zealand — 3.5%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	88,720	$65,136,028
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	45,027	34,318,169
New Zealand Government Bond, 2.50%, 9/20/40(5)	NZD	20,482	15,358,210
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	93,005	74,605,750
Total New Zealand			$189,418,157

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$34,844,424
Total Philippines			$34,844,424

Serbia — 6.8%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,727,320	$206,793,238
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	2,220,380	24,276,450
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	28,365,998
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	30,553,895
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	73,457,784
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	3,074,431
Total Serbia			$366,521,796

South Korea — 2.6%
Korea Treasury Bond, 2.375%, 3/10/23	KRW	86,000,000	$80,188,347
Korea Treasury Bond, 2.375%, 12/10/27	KRW	48,355,000	44,016,021
Korea Treasury Bond, 2.625%, 3/10/48	KRW	19,736,500	18,247,296
Total South Korea			$142,451,664

Sri Lanka — 3.8%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	3,855,300	$24,390,237
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	873,967
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,716,869
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,196,129
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	672,000	4,173,465
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	14,795,820
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,799,381
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	12,909,109
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	12,649,028
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	5,041,121
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,530,777
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	10,333,066
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,258,310	8,241,476
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	10,876,705

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	$1,436,993
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	14,117,289
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	4,226,847
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	6,845,359
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	6,493,336
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	9,475,930
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	807,780
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	12,517,447
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	617,000	4,179,915
Total Sri Lanka			$204,628,046

Tanzania — 1.8%
United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	92,005	$95,547,316
Total Tanzania			$95,547,316

Thailand — 0.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	1,618,042	$49,667,094
Total Thailand			$49,667,094

Turkey — 1.7%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$24,991,360
Republic of Turkey, 7.00%, 6/5/20	USD	15,589	16,481,501
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	52,266,133
Total Turkey			$93,738,994

Total Foreign Government Bonds (identified cost $2,423,937,937)			$2,516,437,042

Foreign Corporate Bonds — 2.5%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	200,000	$9,672,727
YPF SA, 26.563%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	12,483	9,487,954
Total Argentina			$19,160,681

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$11,124,693
Total Bulgaria			$11,124,693

Security		Principal Amount (000’s omitted)	Value

China — 0.2%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	1,800	$1,811,250
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	2,935	2,750,491
KWG Property Holding, Ltd., 6.00%, 9/15/22(1)	USD	2,935	2,749,285
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	600	536,758
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	1,449	1,446,073
Total China			$9,293,857

Ecuador — 0.3%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.925%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	5,430	$5,455,747
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	13,490	12,916,675
Total Ecuador			$18,372,422

Georgia — 0.1%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,646,809
Total Georgia			$7,646,809

Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	9,010	$9,449,238
Total Honduras			$9,449,238

Iceland — 0.2%
Heimavellir HF, 7.91%, 4/25/23(7)	ISK	1,036,833	$10,246,399
Total Iceland			$10,246,399

India — 0.9%
LIC Housing Finance, Ltd., 7.48%, 6/10/22	INR	200,000	$2,918,666
Power Finance Corp., Ltd., 7.40%, 9/30/21	INR	472,000	6,856,836
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	892,000	12,990,696
Power Finance Corp., Ltd., 7.50%, 8/16/21	INR	500,000	7,372,603
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	1,214,000	17,802,962
Total India			$47,941,763

Indonesia — 0.0%(4)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,286,398
Total Indonesia			$1,286,398

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Singapore — 0.0%(4)
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	2,935	$2,665,318
Total Singapore			$2,665,318

Total Foreign Corporate Bonds (identified cost $148,239,981)			$137,187,578

Sovereign Loans — 2.1%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.5%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(2)(8)		$25,760	$25,923,602
Total Barbados			$25,923,602

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(8)		$12,133	$11,750,648
Total Ethiopia			$11,750,648

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,806,000
Total Kenya			$3,806,000

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 3.94%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(9)	EUR	11,000	$13,529,330
Total Macedonia			$13,529,330

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$60,004,390
Total Tanzania			$60,004,390

Total Sovereign Loans (identified cost $111,913,798)			$115,013,970

Credit Linked Notes — 0.0%(4)
Security	Principal Amount (000’s omitted)	Value

Argentina — 0.0%(4)
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(6)(10)	$2,100	$2,115,750
Total Argentina		$2,115,750

Total Credit Linked Notes (identified cost $2,123,827)		$2,115,750

Debt Obligations — United States — 10.0%

Corporate Bonds & Notes — 0.0%(4)
Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$530,121
Reliance Communications, Ltd., 6.50%, 11/6/20(1)	1,800,000	1,107,000

Total Corporate Bonds & Notes (identified cost $1,522,066)		$1,637,121

Collateralized Mortgage Obligations — 3.9%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$56,350	$60,627
Series 350, Class F2, 2.014%, (1 mo. USD LIBOR + 0.35%), 9/15/40(2)	138,412	137,876
Series 1548, Class Z, 7.00%, 7/15/23	67,033	71,860
Series 1650, Class K, 6.50%, 1/15/24	370,222	395,291
Series 1817, Class Z, 6.50%, 2/15/26	60,001	64,642
Series 1927, Class ZA, 6.50%, 1/15/27	219,801	237,590
Series 2127, Class PG, 6.25%, 2/15/29	321,508	346,206
Series 2344, Class ZD, 6.50%, 8/15/31	511,705	568,387
Series 2458, Class ZB, 7.00%, 6/15/32	935,321	1,057,655
Interest Only:(11)
Series 362, Class C6, 3.50%, 12/15/47	19,326,653	4,387,755
Series 4791, Class JI, 4.00%, 5/15/48	36,277,450	8,750,349
		$16,078,238
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.347%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,266,376
Series 2017-DNA3, Class M2, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	2,006,486	2,080,651

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2017-DNA3, Class M2B, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$18,291,500	$18,706,035
Series 2018-DNA1, Class M2, 3.697%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	29,871,810	29,772,767
		$59,825,829
Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$197,540	$208,272
Series G92-60, Class Z, 7.00%, 10/25/22	293,056	310,714
Series G93-1, Class K, 6.675%, 1/25/23	302,528	319,678
Series G94-7, Class PJ, 7.50%, 5/17/24	339,573	368,624
Series 1992-180, Class F, 3.047%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	239,749	242,600
Series 1993-16, Class Z, 7.50%, 2/25/23	222,352	239,024
Series 1993-79, Class PL, 7.00%, 6/25/23	140,014	149,620
Series 1993-104, Class ZB, 6.50%, 7/25/23	54,685	58,149
Series 1993-121, Class Z, 7.00%, 7/25/23	897,671	961,167
Series 1993-141, Class Z, 7.00%, 8/25/23	181,670	194,832
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,169,797	1,261,002
Series 1994-79, Class Z, 7.00%, 4/25/24	227,700	245,122
Series 1994-89, Class ZQ, 8.00%, 7/25/24	185,171	203,889
Series 1996-35, Class Z, 7.00%, 7/25/26	56,445	61,729
Series 1998-16, Class H, 7.00%, 4/18/28	226,395	251,442
Series 1998-44, Class ZA, 6.50%, 7/20/28	384,795	420,918
Series 1999-25, Class Z, 6.00%, 6/25/29	360,636	390,294
Series 2000-2, Class ZE, 7.50%, 2/25/30	100,854	112,853
Series 2000-49, Class A, 8.00%, 3/18/27	308,247	344,419
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,959,518	3,210,183
Series 2001-74, Class QE, 6.00%, 12/25/31	825,800	903,031
Series 2009-48, Class WA, 5.83%, 7/25/39(12)	3,815,995	4,076,956
Series 2011-38, Class SA, 7.809%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(13)	4,182,816	4,464,169
Interest Only:(11)
Series 424, Class C8, 3.50%, 2/25/48	27,381,447	6,233,559
Series 2018-21, Class IO, 3.00%, 4/25/48	28,424,032	5,699,155
		$30,931,401
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 4.897%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$30,940,000	$32,981,551
Series 2017-C05, Class 1M2C, 4.097%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	8,256,000	8,197,332
Series 2017-C06, Class 1M2, 4.547%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	39,082,094	40,629,127
Series 2017-C07, Class 1M2, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	1,003,243	1,031,980
Series 2017-C07, Class 1M2C, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	6,756,360	6,792,045

Security	Principal Amount	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2018-C01, Class 1M2, 4.147%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	$16,074,692	$16,435,868
		$106,067,903
Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$76,787	$81,597
		$81,597

Total Collateralized Mortgage Obligations (identified cost $207,250,519)		$212,984,968

Asset-Backed Securities — 0.2%
Security	Principal Amount	Value
Pnmac Gmsr Issuer Trust, Series 2018-GT1, Class A, 4.747%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(6)	$9,000,000	$9,069,305

Total Asset-Backed Securities (identified cost $9,000,000)		$9,069,305

Mortgage Pass-Throughs — 3.3%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.859%, (COF + 1.25%), with maturity at 2035(14)	$1,984,570	$2,042,031
3.066%, (COF + 2.39%), with maturity at 2023(14)	45,160	46,275
3.561%, (1 yr. CMT + 2.34%), with maturity at 2036(14)	2,067,633	2,169,588
3.921%, (COF + 1.25%), with maturity at 2029(14)	87,606	86,969
4.413%, (COF + 1.25%), with maturity at 2030(14)	391,232	415,763
4.50%, with maturity at 2035	286,941	298,725
6.00%, with various maturities to 2035	8,019,386	8,747,019
6.50%, with various maturities to 2036	14,706,424	16,283,545
6.60%, with maturity at 2030	912,123	1,029,559
7.00%, with various maturities to 2036	15,054,578	16,952,864
7.31%, with maturity at 2026	60,018	66,424
7.50%, with various maturities to 2035	8,385,163	9,369,964
7.95%, with maturity at 2022	110,417	115,927
8.00%, with various maturities to 2034	3,619,715	4,070,913
8.15%, with maturity at 2021	13,732	14,128
8.30%, with maturity at 2021	6,513	6,668
8.50%, with maturity at 2025	98,157	104,864

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
9.00%, with various maturities to 2027	$318,568	$339,984
9.50%, with maturity at 2027	59,447	62,624
10.00%, with various maturities to 2020	13,436	13,729
10.50%, with maturity at 2021	17,351	17,408
		$62,254,971
Federal National Mortgage Association:
2.003%, (COF + 1.25%), with various maturities to 2033(14)	$2,781,574	$2,804,869
2.056%, (COF + 1.25%), with maturity at 2027(14)	117,106	118,044
2.177%, (COF + 1.40%), with maturity at 2025(14)	463,349	468,101
2.377%, (COF + 1.60%), with maturity at 2024(14)	280,578	284,382
2.928%, (COF + 2.17%), with maturity at 2023(14)	18,884	19,003
3.524%, (COF + 1.25%), with maturity at 2034(14)	1,144,316	1,198,670
3.541%, (1 yr. CMT + 2.15%), with maturity at 2028(14)	148,431	153,594
3.708%, (COF + 1.25%), with maturity at 2035(14)	3,075,379	3,214,026
3.806%, (COF + 1.78%), with maturity at 2035(14)	3,076,516	3,269,413
5.50%, with maturity at 2020	44,581	45,243
6.00%, with various maturities to 2038	46,013,249	50,853,416
6.32%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(14)	1,108,757	1,193,403
6.50%, with various maturities to 2038	15,819,292	17,536,789
7.00%, with various maturities to 2035	17,487,246	19,718,670
7.462%, (1 yr. CMT + 2.15%), with maturity at 2025(14)	29,187	30,974
7.50%, with various maturities to 2035	5,259,922	5,905,392
8.00%, with various maturities to 2034	1,834,975	2,054,572
8.50%, with various maturities to 2037	2,612,673	3,022,609
9.00%, with various maturities to 2032	556,906	612,777
9.126%, with maturity at 2028(12)	6,609	6,998
9.50%, with various maturities to 2031	251,362	273,908
9.674%, with maturity at 2027(12)	17,508	18,470
10.50%, with maturity at 2029	49,367	49,486
11.50%, with maturity at 2031	136,369	168,370
		$113,021,179
Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(14)	$212,688	$215,484
6.50%, with various maturities to 2032	587,701	647,242
7.00%, with various maturities to 2031	935,744	1,047,895

Security	Principal Amount	Value

Government National Mortgage Association: (continued)
7.50%, with various maturities to 2028	$139,868	$155,762
7.75%, with maturity at 2019	7,600	7,837
8.00%, with various maturities to 2023	84,232	92,278
8.30%, with maturity at 2020	1,597	1,638
8.50%, with maturity at 2021	15,228	15,933
9.00%, with maturity at 2025	49,279	53,256
9.50%, with various maturities to 2021	26,944	28,455
		$2,265,780

Total Mortgage Pass-Throughs (identified cost $174,802,720)		$177,541,930

U.S. Treasury Obligations — 1.8%
Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(15)	$1,500,000	$1,713,105
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(15)(16)	97,392,645	94,268,078

Total U.S. Treasury Obligations (identified cost $98,101,835)		$95,981,183

Small Business Administration Loans (Interest Only)(17) — 0.8%
Security	Principal Amount	Value
1.109%, 5/15/42 to 9/15/42	$3,870,153	$189,229
1.409%, 9/15/42	2,790,637	184,631
1.609%, 8/15/42 to 9/15/42	4,756,231	348,113
1.655%, 12/15/42 to 4/15/43	5,728,722	437,837
1.659%, 8/15/42	1,893,461	174,403
1.809%, 7/15/37 to 9/15/37	3,443,035	251,629
1.905%, 1/15/43 to 4/15/43	10,545,222	951,275
1.909%, 7/15/42 to 9/15/42	7,505,460	653,080
1.932%, 3/15/41 to 5/15/42	2,217,749	199,490
1.959%, 9/15/42	3,053,553	261,650
2.032%, 8/15/32 to 9/15/42	4,583,518	446,394
2.059%, 8/15/38	844,433	67,374
2.109%, 8/15/42 to 9/15/42	6,160,806	598,224
2.155%, 2/15/43 to 4/15/43	13,812,870	1,400,084
2.159%, 2/15/42 to 4/15/43	3,194,432	347,776
2.209%, 9/15/42	6,321,579	627,236
2.238%, 3/19/36	28,105,468	2,695,399
2.28%, 3/15/43	2,845,300	322,808
2.329%, 10/29/39	48,342,692	4,927,039
2.359%, 9/15/42	2,035,068	221,794

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

2.382%, 2/15/41 to 3/15/41	$1,407,672	$145,506
2.386%, 7/15/39	1,060,158	100,979
2.405%, 1/15/43 to 4/15/43	20,134,533	2,330,977
2.409%, 12/15/41 to 12/15/42	7,827,427	901,959
2.455%, 3/15/28 to 1/15/43	2,607,120	290,530
2.459%, 3/15/28 to 4/15/43	8,181,510	870,560
2.482%, 9/15/41	966,818	131,333
2.532%, 6/15/36	923,584	89,541
2.559%, 5/15/37	1,458,371	143,569
2.579%, 9/15/42	2,580,849	302,914
2.609%, 9/15/42	2,932,309	430,794
2.632%, 11/15/36	658,654	72,602
2.655%, 4/15/43	6,658,050	864,834
2.659%, 4/15/43	1,766,400	238,634
2.709%, 7/15/27 to 9/15/42	10,937,113	1,259,765
2.886%, 2/15/41	846,709	107,616
2.905%, 12/15/42 to 4/15/43	14,327,306	2,040,129
2.909%, 10/15/42 to 12/15/42	3,360,652	478,326
2.932%, 4/15/42 to 5/15/42	3,127,640	451,129
2.955%, 2/15/28 to 2/15/43	4,038,238	414,375
2.959%, 7/15/27 to 12/15/42	6,808,756	848,900
2.982%, 7/15/43	1,245,000	181,138
2.985%, 2/15/29	1,031,288	103,372
3.032%, 4/15/41 to 1/15/42	4,259,845	571,844
3.082%, 10/15/42	2,508,354	374,786
3.155%, 1/15/43 to 4/15/43	4,948,031	868,328
3.159%, 9/15/42 to 12/15/42	4,269,448	722,838
3.205%, 3/15/28 to 3/15/43	2,306,173	328,863
3.209%, 6/15/27 to 9/15/42	8,758,364	1,245,737
3.289%, 12/15/42	3,645,000	617,882
3.405%, 4/15/43	5,840,250	984,757
3.409%, 3/15/43 to 4/15/43	3,550,252	572,650
3.455%, 3/15/28 to 3/15/43	1,589,197	240,806
3.459%, 3/15/27 to 9/15/42	4,735,376	757,246
3.532%, 4/15/37	3,310,062	443,677
3.655%, 1/15/43 to 6/15/43	9,029,000	1,670,346
3.659%, 2/15/43	824,384	148,528
3.685%, 3/15/43	1,381,500	280,860
3.705%, 2/15/28 to 4/15/28	10,268,882	1,301,517
3.709%, 3/15/42 to 10/15/42	8,829,778	1,583,891
3.782%, 5/15/27 to 9/15/42	6,636,768	1,106,253

Total Small Business Administration Loans (Interest Only) (identified cost $41,335,959)		$41,925,756

Total Debt Obligations — United States (identified cost $532,013,099)		$539,140,263

Common Stocks — 3.9%
Security	Shares	Value

Cyprus — 0.2%
Bank of Cyprus Holdings PLC(18)(19)	1,305,859	$3,007,614
Bank of Cyprus Holdings PLC(18)(19)	2,890,548	6,614,643
Total Cyprus		$9,622,257

Iceland — 1.4%
Eik Fasteignafelag HF	57,784,005	$5,704,736
Eimskipafelag Islands HF	4,034,070	8,910,116
Hagar HF(18)	24,109,633	9,768,702
Heimavellir HF(18)	75,681,248	1,024,640
Icelandair Group HF	35,379,527	4,720,067
N1 HF(18)	2,081,100	2,272,572
Reginn HF(18)	29,010,300	6,966,600
Reitir Fasteignafelag HF	15,842,197	14,105,959
Siminn HF	288,361,064	12,538,677
Sjova-Almennar Tryggingar HF	36,510,012	5,989,388
Tryggingamidstodin HF	9,728,851	3,413,126
Total Iceland		$75,414,583

Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.	1,339,400	$8,975,778
Mizuho Financial Group, Inc.	2,792,400	5,052,112
Resona Holdings, Inc.	379,500	2,156,349
Sumitomo Mitsui Financial Group, Inc.	166,100	6,922,756
Sumitomo Mitsui Trust Holdings, Inc.	86,000	3,647,008
Total Japan		$26,754,003

Serbia — 0.0%(4)
Komercijalna Banka AD Beograd(18)	25,649	$486,261
Total Serbia		$486,261

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	43,974,000	$14,165,697
Total Singapore		$14,165,697

South Korea — 0.5%
Hana Financial Group, Inc.	20,100	$893,107
Hyundai Heavy Industries Co., Ltd.(18)	626	69,300
Hyundai Mobis Co., Ltd.	4,800	1,111,601
Hyundai Motor Co.	8,647	1,289,681
KB Financial Group, Inc.	19,639	1,115,791
Korea Electric Power Corp.	20,400	713,628
Korea Zinc Co., Ltd.	1,300	526,146

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
KT&G Corp.	7,599	$694,870
LG Chem, Ltd.	2,080	696,236
LG Corp.	8,100	612,722
LG Electronics, Inc.	8,100	768,032
LG Household & Health Care, Ltd.	700	893,815
Lotte Chemical Corp.	1,600	616,123
Naver Corp.	2,861	1,907,836
POSCO	2,597	894,824
S-Oil Corp.	5,800	594,841
Samsung Biologics Co., Ltd.(6)(18)	2,015	915,194
Samsung C&T Corp.	7,400	965,200
Samsung Electronics Co., Ltd.	1,755	4,349,954
Samsung Fire & Marine Insurance Co., Ltd.	2,200	549,317
Samsung Life Insurance Co., Ltd.	8,700	949,752
Samsung SDI Co., Ltd.	4,000	681,119
Samsung SDS Co., Ltd.	4,300	976,694
Shinhan Financial Group Co., Ltd.	15,611	695,106
SK Holdings Co., Ltd.	2,300	629,577
SK Hynix, Inc.	26,300	2,068,337
SK Innovation Co., Ltd.	3,500	641,362
SK Telecom Co., Ltd.	3,700	790,553
Woori Bank	43,300	646,445
Total South Korea		$28,257,163

Sri Lanka — 0.1%
Softlogic Life Insurance PLC(18)	25,625,000	$3,867,418
Total Sri Lanka		$3,867,418

Turkey — 0.2%
Akbank Turk AS	2,148,152	$4,469,602
Turkiye Garanti Bankasi AS	1,651,723	3,740,211
Turkiye Is Bankasi AS, Class C	3,150,670	4,774,105
Total Turkey		$12,983,918

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	846,990	$2,220,339
Bank for Investment and Development of Vietnam JSC	468,816	739,389
Bao Viet Holdings	156,900	631,777
Binh Minh Plastics JSC	255,600	597,431
Coteccons Construction JSC	133,000	786,227
Danang Rubber JSC	68,640	73,375
Domesco Medical Import Export JSC	240,160	1,034,655
FPT Corp.	30,429	81,528
HA TIEN 1 Cement JSC	219,600	127,093

Security		Shares	Value

Vietnam (continued)
Hoa Phat Group JSC(18)		870,642	$2,052,354
Hoa Sen Group		141,277	103,573
KIDO Group Corp.		373,100	597,312
Kinh Bac City Development Share Holding Corp.(18)		513,300	298,899
Masan Group Corp.(18)		954,000	3,831,583
PetroVietnam Drilling & Well Services JSC(18)		260,463	193,789
PetroVietnam Fertilizer & Chemical JSC		385,500	322,883
PetroVietnam Gas JSC		165,200	805,638
PetroVietnam Nhon Trach 2 Power JSC		882,000	1,219,500
PetroVietnam Technical Services Corp.		628,300	500,868
Pha Lai Thermal Power JSC		219,100	176,589
Refrigeration Electrical Engineering Corp.		807,810	1,363,165
Saigon - Hanoi Commercial Joint Stock Bank(18)		958,301	479,037
Saigon Securities, Inc.		668,470	1,052,555
Saigon Thuong Tin Commercial JSB(18)		5	3
Tan Tao Investment & Industry JSC(18)		1,064,400	115,553
Viet Capital Securities JSC(18)		332,000	1,347,053
Vietnam Construction and Import-Export JSC		311,100	249,936
Vietnam Dairy Products JSC		455,640	3,694,927
Vietnam Joint Stock Commercial Bank for Industry and Trade		148,700	190,447
Vietnam Prosperity JSC Bank(18)		1,347,390	3,388,378
Vietnam Technological & Commercial Joint Stock Bank		260,600	1,465,363
Vingroup JSC(18)		1,550,166	8,541,162
Total Vietnam			$38,282,381

Total Common Stocks (identified cost $197,498,182)			$209,833,681

Short-Term Investments — 31.5%

Foreign Government Securities — 16.2%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.9%
Banco Central Del Argentina, 0.00%, 5/16/18	ARS	343,995	$16,581,850
Banco Central Del Argentina, 0.00%, 6/21/18	ARS	469,474	21,970,422
Banco Central Del Argentina, 0.00%, 7/18/18	ARS	82,900	3,798,731
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	114,098	5,129,266
Total Argentina			$47,480,269

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Egypt — 4.8%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	319,225	$18,081,280
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	167,225	9,489,817
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	173,575	9,760,706
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	286,850	16,076,760
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	118,275	6,606,853
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	134,275	7,475,897
Egypt Treasury Bill, 0.00%, 7/10/18	EGP	685,700	37,562,611
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	388,700	21,289,862
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	741,725	40,374,123
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	324,975	17,755,857
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	258,625	14,041,235
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	86,725	4,693,623
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	484,350	25,939,597
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	318,975	17,029,381
Egypt Treasury Bill, 0.00%, 9/18/18	EGP	62,050	3,302,381
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	51,525	2,733,703
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	153,800	8,134,718
Total Egypt			$260,348,404

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	784	$319,888
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	1,010	411,503
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	7,717	3,122,393
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	8,700	3,495,802
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	10,000	3,911,224
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	750	289,867
Total Georgia			$11,550,677

Greece — 0.2%
Hellenic Republic Treasury Bill, 0.00%, 6/8/18	EUR	7,500	$9,050,205
Total Greece			$9,050,205

Ivory Coast — 0.0%(4)
Cote d’Ivoire Treasury Bill, 0.00%, 7/18/18	XOF	300,000	$545,154
Total Ivory Coast			$545,154

Kazakhstan — 4.9%
National Bank of Kazakhstan Note, 0.00%, 5/18/18	KZT	4,041,892	$12,301,931
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	2,668,260	8,093,112
National Bank of Kazakhstan Note, 0.00%, 6/29/18	KZT	13,894,620	41,885,648
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	10,579,779	31,692,167
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	224,664	663,617
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	12,353,000	35,599,531

Security		Principal Amount (000’s omitted)	Value

Kazakhstan (continued)
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	20,364,739	$57,975,259
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	25,991,020	73,655,885
Total Kazakhstan			$261,867,150

Nigeria — 3.0%
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,290,612	$3,582,155
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	902,270	2,482,255
Nigeria Treasury Bill, 0.00%, 6/14/18	NGN	2,105,290	5,780,372
Nigeria Treasury Bill, 0.00%, 6/21/18	NGN	3,308,310	9,064,746
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	1,216,489	3,325,741
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	4,035,913	11,016,185
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	163,740	445,533
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	1,576,080	4,277,772
Nigeria Treasury Bill, 0.00%, 7/26/18	NGN	5,321,317	14,413,282
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	4,221,076	11,385,936
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	2,522,759	6,795,737
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	1,466,883	3,940,339
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	536,430	1,439,188
Nigeria Treasury Bill, 0.00%, 9/6/18	NGN	4,167,682	11,148,480
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	3,447,390	9,210,301
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	3,514,787	9,366,871
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	996,409	2,648,599
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	814,769	2,163,061
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	3,296,366	8,714,168
Nigeria Treasury Bill, 0.00%, 10/25/18	NGN	2,083,842	5,490,492
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	2,453,347	6,453,601
Nigeria Treasury Bill, 0.00%, 11/22/18	NGN	2,500,620	6,522,117
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	2,083,840	5,420,887
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	3,585,613	9,285,622
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	188,590	482,363
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	3,491,864	8,908,865
Total Nigeria			$163,764,668

Uruguay — 2.2%
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	143,970	$5,067,041
Uruguay Treasury Bill, 0.00%, 5/9/18	UYU	337,117	11,825,756
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	167,603	5,850,788
Uruguay Treasury Bill, 0.00%, 6/6/18	UYU	78,800	2,747,752
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	56,916	1,973,955
Uruguay Treasury Bill, 0.00%, 7/20/18	UYU	215,962	7,452,017
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	72,434	2,473,831
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	309,251	10,522,687
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	164,671	5,596,638

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	239,716	$8,093,891
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	1,131,664	38,130,514
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	23,805	795,940
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	79,360	2,635,198
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	55,545	1,810,513
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	396,785	12,817,062
Total Uruguay			$117,793,583

Total Foreign Government Securities (identified cost $872,505,588)			$872,400,110

U.S. Treasury Obligations — 1.8%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(15)		$60,000	$59,994,800
U.S. Treasury Bill, 0.00%, 5/17/18(15)		39,000	38,972,483

Total U.S. Treasury Obligations (identified cost $98,968,348)			$98,967,283

Other — 13.5%
Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(20)		729,710,856	$729,637,885

Total Other (identified cost $729,623,233)			$729,637,885

Total Short-Term Investments (identified cost $1,701,097,169)			$1,701,005,278

Total Purchased Options — 0.2% (identified cost $18,832,594)			$10,227,597

Total Investments — 96.8% (identified cost $5,135,656,587)			$5,230,961,159

Less Unfunded Loan Commitments — (0.1)%			$(3,691,726)

Net Investments — 96.7% (identified cost $5,131,964,861)			$5,227,269,433

Total Written Options — (0.0)%(4) (premiums received $876,010)			$(5,580)

Other Assets, Less Liabilities — 3.3%			$178,252,337

Net Assets — 100.0%			$5,405,516,190

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $1,142,555,635 or 21.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $33,429,220 or 0.6% of the Portfolio’s net assets.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(10)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(11)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2018.

(14)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2018.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Non-income producing security.

(19)	Securities are traded on separate exchanges for the same entity.

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Purchased Currency Options — 0.1%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	24,630,000	SEK	9.96	4/15/19	$178,667
Call SEK/Put EUR	BNP Paribas	EUR	16,015,000	SEK	9.96	4/15/19	116,174
Call SEK/Put EUR	Citibank, N.A.	EUR	36,940,000	SEK	9.58	4/12/19	99,344
Call SEK/Put EUR	Citibank, N.A.	EUR	24,630,000	SEK	9.96	4/12/19	177,210
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	88,569
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	88,569
Call SEK/Put EUR	Deutsche Bank AG	EUR	58,150,000	SEK	9.56	4/23/19	157,157
Put CNH/Call USD	Bank of America, N.A.	USD	112,700,000	CNH	7.40	11/12/18	30,091
Put CNH/Call USD	BNP Paribas	USD	115,200,000	CNH	6.86	8/9/18	31,219
Put CNH/Call USD	Citibank, N.A.	USD	107,000,000	CNH	6.85	7/23/18	17,548
Put CNH/Call USD	Citibank, N.A.	USD	113,700,000	CNH	7.45	11/9/18	24,786
Put CNH/Call USD	Deutsche Bank AG	USD	25,520,000	CNH	7.40	11/12/18	6,814
Put CNH/Call USD	Goldman Sachs International	USD	79,700,000	CNH	7.40	11/12/18	21,280
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	103,970,000	CNH	7.45	11/9/18	22,665
Put CNH/Call USD	Standard Chartered Bank	USD	63,320,000	CNH	6.96	8/20/18	13,867
Put EUR/Call USD	BNP Paribas	EUR	56,099,000	USD	1.22	2/27/20	1,404,966
Put EUR/Call USD	BNP Paribas	USD	130,215,000	USD	0.88	2/28/22	491,171
Put EUR/Call USD	Citibank, N.A.	EUR	112,492,000	USD	1.21	2/27/20	2,467,358
Put EUR/Call USD	Goldman Sachs International	EUR	56,099,000	USD	1.21	2/27/20	1,260,669
Put EUR/Call USD	Goldman Sachs International	USD	130,110,000	USD	0.87	2/24/22	488,043
Put INR/Call USD	Bank of America, N.A.	USD	110,000,000	INR	68.75	5/8/18	14,740
Put INR/Call USD	Deutsche Bank AG	USD	200,000,000	INR	68.75	5/8/18	26,800

Total							$7,227,707

Purchased Call Options — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

FTSE 100 Index	Goldman Sachs International	1,986	GBP	14,913,470	GBP	6,275.00	2/15/22	$2,999,890

Total								$2,999,890

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options — (0.0)%(4)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Put INR/Call USD	Bank of America, N.A.	USD	110,000,000	INR	71.50	5/8/18	$(1,980)
Put INR/Call USD	Deutsche Bank AG	USD	200,000,000	INR	71.50	5/8/18	(3,600)

Total							$(5,580)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

JPY	13,337,738,526	USD	121,956,188	Standard Chartered Bank	5/1/18	$50,201	$—
JPY	1,821,005,918	USD	16,711,689	Standard Chartered Bank	5/1/18	—	(54,116)
JPY	8,355,042,400	USD	76,525,393	Standard Chartered Bank	5/1/18	—	(98,002)
JPY	3,161,690,208	USD	29,652,568	Standard Chartered Bank	5/1/18	—	(731,142)
USD	123,606,307	JPY	13,337,738,526	Standard Chartered Bank	5/1/18	1,599,917	—
USD	16,650,719	JPY	1,821,005,918	Standard Chartered Bank	5/1/18	—	(6,854)
USD	28,909,525	JPY	3,161,690,208	Standard Chartered Bank	5/1/18	—	(11,900)
USD	76,395,944	JPY	8,355,042,400	Standard Chartered Bank	5/1/18	—	(31,447)
AUD	2,091,440	USD	1,576,883	Australia and New Zealand Banking Group Limited	5/2/18	—	(2,343)
AUD	22,670,000	USD	18,364,854	Australia and New Zealand Banking Group Limited	5/2/18	—	(1,297,746)
AUD	1,123,900	USD	883,555	Goldman Sachs International	5/2/18	—	(37,427)
AUD	2,091,440	USD	1,609,210	JPMorgan Chase Bank, N.A.	5/2/18	—	(34,670)
EUR	2,119,102	HUF	657,666,575	Credit Agricole Corporate and Investment Bank	5/2/18	27,476	—
EUR	3,032,376	PLN	12,648,203	Bank of America, N.A.	5/2/18	58,266	—
HUF	657,666,575	EUR	2,119,192	Credit Agricole Corporate and Investment Bank	5/2/18	—	(27,584)
KRW	1,624,900,000	USD	1,509,849	BNP Paribas	5/2/18	11,521	—
KRW	30,197,000,000	USD	28,327,392	Goldman Sachs International	5/2/18	—	(54,371)
KRW	9,620,000,000	USD	9,100,369	JPMorgan Chase Bank, N.A.	5/2/18	—	(93,300)
KRW	88,802,000,000	USD	82,514,403	Nomura International PLC	5/2/18	629,645	—
KRW	18,248,000,000	USD	17,110,173	Nomura International PLC	5/2/18	—	(24,831)
KRW	30,963,900,000	USD	28,684,354	Standard Chartered Bank	5/2/18	306,704	—
KRW	1,398,000,000	USD	1,312,553	Standard Chartered Bank	5/2/18	—	(3,625)
NZD	20,000,000	USD	14,075,400	Australia and New Zealand Banking Group Limited	5/2/18	—	(3,399)
NZD	20,501,936	USD	14,443,614	Australia and New Zealand Banking Group Limited	5/2/18	—	(18,451)
NZD	48,412,500	USD	34,106,606	Australia and New Zealand Banking Group Limited	5/2/18	—	(43,569)
PHP	84,977,000	USD	1,646,075	BNP Paribas	5/2/18	—	(3,992)
PHP	495,000,000	USD	9,571,691	Deutsche Bank AG	5/2/18	—	(6,381)
PHP	488,000,000	USD	9,436,334	Goldman Sachs International	5/2/18	—	(6,291)
PHP	380,745,000	USD	7,378,064	JPMorgan Chase Bank, N.A.	5/2/18	—	(20,602)
PHP	490,655,000	USD	9,513,888	Nomura International PLC	5/2/18	—	(32,541)

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PHP	350,800,000	USD	6,783,332	Standard Chartered Bank	5/2/18	$—	$(4,522)
PHP	377,423,000	USD	7,305,197	UBS AG	5/2/18	—	(11,928)
PLN	12,648,203	EUR	3,031,875	Bank of America, N.A.	5/2/18	—	(57,661)
USD	14,099,239	AUD	18,700,000	Australia and New Zealand Banking Group Limited	5/2/18	20,946	—
USD	5,414,153	AUD	7,185,340	Australia and New Zealand Banking Group Limited	5/2/18	4,671	—
USD	1,609,210	AUD	2,091,440	JPMorgan Chase Bank, N.A.	5/2/18	34,670	—
USD	1,522,169	KRW	1,624,900,000	BNP Paribas	5/2/18	798	—
USD	28,058,911	KRW	30,197,000,000	Goldman Sachs International	5/2/18	—	(214,110)
USD	8,938,859	KRW	9,620,000,000	JPMorgan Chase Bank, N.A.	5/2/18	—	(68,210)
USD	83,171,303	KRW	88,802,000,000	Nomura International PLC	5/2/18	27,255	—
USD	16,955,956	KRW	18,248,000,000	Nomura International PLC	5/2/18	—	(129,386)
USD	1,299,015	KRW	1,398,000,000	Standard Chartered Bank	5/2/18	—	(9,912)
USD	28,771,511	KRW	30,963,900,000	Standard Chartered Bank	5/2/18	—	(219,548)
USD	49,538,746	NZD	66,800,000	Australia and New Zealand Banking Group Limited	5/2/18	2,538,264	—
USD	14,981,667	NZD	20,501,936	Australia and New Zealand Banking Group Limited	5/2/18	556,504	—
USD	1,175,667	NZD	1,612,500	Goldman Sachs International	5/2/18	41,112	—
USD	1,643,179	PHP	84,977,000	BNP Paribas	5/2/18	1,095	—
USD	9,511,914	PHP	495,000,000	Deutsche Bank AG	5/2/18	—	(53,396)
USD	9,378,303	PHP	488,000,000	Goldman Sachs International	5/2/18	—	(51,740)
USD	7,362,371	PHP	380,745,000	JPMorgan Chase Bank, N.A.	5/2/18	4,908	—
USD	9,487,673	PHP	490,655,000	Nomura International PLC	5/2/18	6,325	—
USD	6,755,768	PHP	350,800,000	Standard Chartered Bank	5/2/18	—	(23,042)
USD	7,298,134	PHP	377,423,000	UBS AG	5/2/18	4,865	—
EUR	8,309,002	HUF	2,573,410,000	Goldman Sachs International	5/7/18	128,739	—
EUR	2,173,965	PLN	9,060,000	BNP Paribas	5/7/18	44,652	—
EUR	21,745,093	USD	26,969,134	Standard Chartered Bank	5/7/18	—	(702,437)
HUF	2,573,410,000	EUR	8,294,633	Goldman Sachs International	5/7/18	—	(111,383)
PLN	9,060,000	EUR	2,168,866	BNP Paribas	5/7/18	—	(38,492)
RUB	837,439,195	USD	14,429,899	BNP Paribas	5/7/18	—	(1,137,815)
RUB	837,540,829	USD	14,432,894	Deutsche Bank AG	5/7/18	—	(1,139,196)
RUB	1,477,377,000	USD	25,555,734	Goldman Sachs International	5/7/18	—	(2,106,367)
RUB	1,252,571,000	USD	21,641,387	Standard Chartered Bank	5/7/18	—	(1,760,207)
SGD	53,001,957	USD	40,208,437	Deutsche Bank AG	5/7/18	—	(234,026)
USD	29,379,025	CAD	37,936,407	Barclays Bank PLC	5/7/18	—	(171,164)
USD	81,473,196	CAD	101,790,982	HSBC Bank USA, N.A.	5/7/18	2,184,116	—
USD	29,771,376	CLP	17,775,000,000	JPMorgan Chase Bank, N.A.	5/7/18	791,928	—
USD	22,074,258	COP	61,677,000,000	BNP Paribas	5/7/18	117,563	—
USD	9,071,478	COP	25,252,000,000	BNP Paribas	5/7/18	81,895	—
USD	3,023,741	COP	8,406,000,000	BNP Paribas	5/7/18	31,248	—
USD	33,262,621	COP	92,966,000,000	Standard Chartered Bank	5/7/18	167,203	—
USD	6,047,790	COP	16,831,000,000	Standard Chartered Bank	5/7/18	56,041	—
USD	189,295,442	EUR	151,492,709	Standard Chartered Bank	5/7/18	6,301,833	—

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	32,906,877	RUB	2,039,484,634	BNP Paribas	5/7/18	$535,569	$—
USD	4,707,991	RUB	305,784,000	Goldman Sachs International	5/7/18	—	(145,504)
USD	8,241,041	RUB	528,943,000	Goldman Sachs International	5/7/18	—	(154,499)
USD	7,019,902	RUB	456,413,000	Standard Chartered Bank	5/7/18	—	(224,421)
USD	15,217,040	RUB	977,777,000	Standard Chartered Bank	5/7/18	—	(302,528)
USD	7,796,028	SGD	10,205,000	Deutsche Bank AG	5/7/18	99,352	—
RUB	1,307,448,218	USD	22,607,695	BNP Paribas	5/8/18	—	(1,857,986)
RUB	669,675,491	USD	11,571,667	Credit Suisse International	5/8/18	—	(943,658)
USD	3,892,498	RUB	242,308,000	BNP Paribas	5/8/18	46,976	—
USD	16,243,386	RUB	1,013,636,000	Credit Suisse International	5/8/18	156,591	—
USD	11,696,304	RUB	721,179,709	Goldman Sachs International	5/8/18	250,903	—
AUD	4,612,180	USD	3,626,119	Australia and New Zealand Banking Group Limited	5/9/18	—	(153,794)
AUD	122,383,956	USD	96,218,878	Australia and New Zealand Banking Group Limited	5/9/18	—	(4,080,904)
COP	62,871,412,000	USD	21,938,903	Standard Chartered Bank	5/9/18	442,701	—
ILS	7,800,000	USD	2,240,060	Goldman Sachs International	5/9/18	—	(71,839)
ILS	480,210,000	USD	138,957,694	Goldman Sachs International	5/9/18	—	(5,470,362)
NZD	11,037,076	USD	7,951,970	Australia and New Zealand Banking Group Limited	5/9/18	—	(186,614)
USD	9,071,462	COP	25,261,000,000	BNP Paribas	5/9/18	78,794	—
USD	13,607,295	COP	37,919,000,000	Standard Chartered Bank	5/9/18	108,504	—
USD	135,131,446	NZD	185,342,614	Australia and New Zealand Banking Group Limited	5/9/18	4,729,936	—
CZK	6,009,887,344	EUR	235,866,850	JPMorgan Chase Bank, N.A.	5/10/18	—	(1,313,366)
THB	259,090,000	USD	8,155,178	Citibank, N.A.	5/10/18	55,175	—
THB	2,083,718,587	USD	64,139,087	Deutsche Bank AG	5/10/18	1,892,272	—
THB	69,320,000	USD	2,095,843	Deutsche Bank AG	5/10/18	100,852	—
THB	85,444,279	USD	2,729,980	Deutsche Bank AG	5/10/18	—	(22,320)
THB	102,232,862	USD	3,282,217	Deutsche Bank AG	5/10/18	—	(42,540)
THB	259,090,000	USD	8,304,167	Deutsche Bank AG	5/10/18	—	(93,814)
THB	204,312,581	USD	6,578,209	Deutsche Bank AG	5/10/18	—	(103,708)
THB	340,358,745	USD	10,947,003	Deutsche Bank AG	5/10/18	—	(161,309)
THB	934,871,337	USD	29,888,624	Deutsche Bank AG	5/10/18	—	(263,307)
THB	170,263,055	USD	5,486,163	Standard Chartered Bank	5/10/18	—	(90,664)
TRY	24,005,591	USD	5,887,195	Standard Chartered Bank	5/10/18	8,248	—
USD	106,456	EUR	87,338	Bank of America, N.A.	5/10/18	935	—
USD	170,500	EUR	139,037	JPMorgan Chase Bank, N.A.	5/10/18	2,517	—
USD	86,341,459	EUR	72,337,013	JPMorgan Chase Bank, N.A.	5/10/18	—	(1,055,373)
USD	8,304,167	THB	259,090,000	Citibank, N.A.	5/10/18	93,814	—
USD	21,320,605	THB	670,000,000	Deutsche Bank AG	5/10/18	88,846	—
USD	40,553,676	THB	1,282,510,000	Deutsche Bank AG	5/10/18	—	(88,030)
USD	18,966,492	THB	627,316,707	Deutsche Bank AG	5/10/18	—	(912,668)
USD	70,219,364	THB	2,281,251,587	Deutsche Bank AG	5/10/18	—	(2,071,656)
USD	21,258,541	THB	668,900,000	Standard Chartered Bank	5/10/18	61,640	—
USD	6,490,414	THB	214,638,000	Standard Chartered Bank	5/10/18	—	(311,291)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	59,510,636	TRY	244,669,055	Goldman Sachs International	5/10/18	$—	$(576,719)
USD	80,963,454	TRY	333,567,000	Standard Chartered Bank	5/10/18	—	(956,014)
AUD	12,754,000	USD	9,588,138	Australia and New Zealand Banking Group Limited	5/11/18	13,866	—
EUR	3,136,019	SEK	31,640,000	Credit Suisse International	5/11/18	173,797	—
EUR	1,347,189	SEK	13,528,000	Credit Suisse International	5/11/18	81,984	—
SEK	45,168,000	EUR	4,531,426	Credit Suisse International	5/11/18	—	(314,042)
USD	5,831,427	NZD	8,134,000	Australia and New Zealand Banking Group Limited	5/11/18	108,625	—
USD	4,498,673	NZD	6,275,000	Australia and New Zealand Banking Group Limited	5/11/18	83,799	—
USD	4,286,140	NZD	6,274,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(128,031)
USD	15,056,141	NZD	22,039,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(449,741)
EUR	2,178,427	SEK	21,973,000	Bank of America, N.A.	5/14/18	121,394	—
RUB	1,276,784,000	USD	22,298,788	Bank of America, N.A.	5/14/18	—	(2,050,362)
SEK	21,973,000	EUR	2,214,766	Bank of America, N.A.	5/14/18	—	(165,311)
SGD	5,076,000	USD	3,838,998	Bank of America, N.A.	5/14/18	—	(10,128)
USD	17,392,464	RUB	1,084,094,000	Bank of America, N.A.	5/14/18	199,894	—
USD	1,279,269	SGD	1,680,000	Goldman Sachs International	5/14/18	12,031	—
USD	294,219	SGD	385,000	Goldman Sachs International	5/14/18	3,810	—
USD	203,473	SGD	268,100	Goldman Sachs International	5/14/18	1,243	—
COP	17,052,420,000	USD	5,852,497	BNP Paribas	5/15/18	217,805	—
COP	42,285,642,000	USD	14,501,249	Citibank, N.A.	5/15/18	551,548	—
COP	42,698,318,000	USD	14,631,230	JPMorgan Chase Bank, N.A.	5/15/18	568,471	—
COP	17,052,420,000	USD	5,855,913	Standard Chartered Bank	5/15/18	214,388	—
THB	293,580,000	USD	9,350,575	Deutsche Bank AG	5/15/18	—	(45,846)
THB	481,232,000	USD	15,335,628	Standard Chartered Bank	5/15/18	—	(83,454)
USD	543,715	EUR	437,247	Bank of America, N.A.	5/15/18	15,249	—
USD	9,358,623	THB	293,580,000	Deutsche Bank AG	5/15/18	53,894	—
USD	4,140,239	THB	128,608,259	JPMorgan Chase Bank, N.A.	5/15/18	64,128	—
USD	15,338,561	THB	481,232,000	Standard Chartered Bank	5/15/18	86,387	—
USD	17,325,621	ZAR	241,883,000	BNP Paribas	5/15/18	—	(2,047,789)
ZAR	241,883,000	USD	20,176,421	BNP Paribas	5/15/18	—	(803,010)
RSD	546,866,673	EUR	4,620,855	Citibank, N.A.	5/16/18	707	—
RSD	3,100,000,000	EUR	26,170,276	Deutsche Bank AG	5/16/18	32,741	—
RSD	1,459,600,000	EUR	12,341,253	JPMorgan Chase Bank, N.A.	5/16/18	—	(7,881)
EUR	28,678,060	USD	35,512,472	Standard Chartered Bank	5/17/18	—	(846,534)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(30,296)
USD	97,218,661	EUR	81,614,054	Standard Chartered Bank	5/17/18	—	(1,436,120)
AUD	369,807	USD	290,603	Australia and New Zealand Banking Group Limited	5/18/18	—	(12,186)
AUD	9,812,807	USD	7,711,129	Australia and New Zealand Banking Group Limited	5/18/18	—	(323,359)
USD	13,154,039	INR	863,760,000	Goldman Sachs International	5/18/18	211,876	—

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	8,159,889	NZD	11,191,498	Australia and New Zealand Banking Group Limited	5/18/18	$286,110	$—
USD	1,820,783	PHP	95,026,648	Citibank, N.A.	5/18/18	—	(15,657)
USD	9,002,926	PHP	469,461,352	Standard Chartered Bank	5/18/18	—	(69,659)
EUR	9,551,512	SEK	95,869,000	Deutsche Bank AG	5/21/18	586,641	—
INR	768,940,000	USD	11,759,290	Citibank, N.A.	5/21/18	—	(237,864)
SEK	95,869,000	EUR	9,674,649	Deutsche Bank AG	5/21/18	—	(735,532)
USD	11,092,463	INR	727,000,000	Bank of America, N.A.	5/21/18	199,445	—
USD	10,638,670	INR	702,365,000	Bank of America, N.A.	5/21/18	114,771	—
USD	2,641,424	INR	174,400,000	Bank of America, N.A.	5/21/18	28,298	—
USD	8,581,660	INR	561,862,750	Citibank, N.A.	5/21/18	162,980	—
USD	13,375,815	INR	882,670,000	Citibank, N.A.	5/21/18	150,313	—
USD	13,280,869	INR	877,135,000	Citibank, N.A.	5/21/18	138,301	—
USD	10,639,270	INR	702,245,000	Citibank, N.A.	5/21/18	117,169	—
USD	10,636,777	INR	702,240,000	Citibank, N.A.	5/21/18	114,751	—
USD	6,640,940	INR	437,970,000	Citibank, N.A.	5/21/18	78,609	—
USD	139,592,708	INR	9,151,000,000	Deutsche Bank AG	5/21/18	2,478,534	—
USD	12,822,416	INR	846,600,000	Deutsche Bank AG	5/21/18	137,369	—
USD	13,166,225	INR	869,300,000	Goldman Sachs International	5/21/18	141,053	—
USD	13,289,948	INR	876,605,000	JPMorgan Chase Bank, N.A.	5/21/18	155,322	—
USD	13,744,944	INR	900,500,000	Societe Generale	5/21/18	252,286	—
USD	26,392,279	INR	1,743,210,000	Standard Chartered Bank	5/21/18	272,860	—
USD	13,163,157	INR	868,900,000	Standard Chartered Bank	5/21/18	143,978	—
USD	13,198,546	INR	871,500,000	Standard Chartered Bank	5/21/18	140,410	—
USD	543,416	INR	35,860,000	Standard Chartered Bank	5/21/18	6,107	—
USD	4,860,902	KZT	1,594,376,000	Citibank, N.A.	5/21/18	9,180	—
USD	3,939,611	KZT	1,296,132,000	Citibank, N.A.	5/21/18	—	(4,548)
USD	4,779,552	KZT	1,601,150,000	Citibank, N.A.	5/21/18	—	(92,783)
USD	14,338,718	KZT	4,815,419,000	Citibank, N.A.	5/21/18	—	(314,711)
USD	19,118,281	KZT	6,393,870,000	Citibank, N.A.	5/21/18	—	(338,410)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(249,188)
EUR	8,043,637	HUF	2,509,983,000	Societe Generale	5/22/18	54,372	—
EUR	8,372,466	PLN	34,945,000	Societe Generale	5/22/18	166,243	—
HUF	2,509,983,000	EUR	8,086,807	Societe Generale	5/22/18	—	(106,575)
PLN	34,945,000	EUR	8,386,813	Societe Generale	5/22/18	—	(183,592)
EUR	12,341,253	USD	15,065,832	Standard Chartered Bank	5/24/18	—	(140,272)
JPY	623,000,000	USD	5,813,736	Standard Chartered Bank	5/24/18	—	(106,980)
JPY	882,519,404	USD	8,288,124	Standard Chartered Bank	5/24/18	—	(204,137)
USD	17,322,083	EUR	14,200,000	Standard Chartered Bank	5/24/18	148,547	—
USD	4,506,097	EUR	3,651,589	Standard Chartered Bank	5/24/18	89,851	—
USD	82,404,168	EUR	68,298,765	Standard Chartered Bank	5/24/18	—	(196,626)
USD	6,566,027	JPY	723,760,000	Standard Chartered Bank	5/24/18	—	(63,704)
USD	11,781,206	JPY	1,321,144,480	Standard Chartered Bank	5/24/18	—	(320,640)
NOK	141,528,000	EUR	14,633,057	Deutsche Bank AG	5/28/18	—	(45,961)
AUD	24,640,000	USD	19,265,819	Standard Chartered Bank	5/29/18	—	(714,782)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KRW	17,542,200,000	USD	16,443,757	Citibank, N.A.	5/29/18	$—	$(48,555)
KRW	17,867,100,000	USD	16,745,173	Deutsche Bank AG	5/29/18	—	(46,315)
USD	76,661	EUR	61,774	JPMorgan Chase Bank, N.A.	5/29/18	1,924	—
USD	9,560,629	KRW	10,281,500,000	Credit Agricole Corporate and Investment Bank	5/29/18	—	(48,615)
USD	21,175,609	KRW	22,772,250,000	Goldman Sachs International	5/29/18	—	(107,676)
USD	41,725,800	NZD	57,239,000	Standard Chartered Bank	5/29/18	1,456,699	—
EUR	8,017,180	HUF	2,484,605,000	HSBC Bank USA, N.A.	5/30/18	121,238	—
EUR	8,174,876	PLN	34,131,000	HSBC Bank USA, N.A.	5/30/18	164,063	—
HUF	2,484,605,000	EUR	8,003,882	HSBC Bank USA, N.A.	5/30/18	—	(105,148)
PLN	34,131,000	EUR	8,189,327	HSBC Bank USA, N.A.	5/30/18	—	(181,547)
SGD	40,243,000	USD	30,529,909	Goldman Sachs International	5/30/18	—	(164,892)
COP	78,879,370,770	USD	27,499,432	Citibank, N.A.	5/31/18	577,715	—
NOK	122,614,000	EUR	12,684,032	Citibank, N.A.	5/31/18	—	(49,538)
NOK	283,028,000	EUR	29,263,824	Goldman Sachs International	5/31/18	—	(96,766)
COP	80,075,347,000	USD	27,927,091	Citibank, N.A.	6/1/18	575,623	—
COP	61,471,999,000	USD	21,458,817	Standard Chartered Bank	6/1/18	422,060	—
EUR	236,227,917	USD	289,760,706	Deutsche Bank AG	6/1/18	—	(3,901,574)
USD	104,227,022	EUR	85,121,501	Deutsche Bank AG	6/1/18	1,221,591	—
USD	13,375,331	EUR	10,971,480	Deutsche Bank AG	6/1/18	98,756	—
EUR	14,846,998	HUF	4,642,582,095	Goldman Sachs International	6/4/18	66,299	—
EUR	14,890,476	PLN	62,132,000	Goldman Sachs International	6/4/18	314,949	—
HUF	4,642,582,095	EUR	14,958,218	Goldman Sachs International	6/4/18	—	(200,915)
MAD	10,190,000	USD	1,000,000	Credit Agricole Corporate and Investment Bank	6/4/18	96,294	—
PLN	62,132,000	EUR	14,717,643	Goldman Sachs International	6/4/18	—	(105,759)
USD	23,897,871	KZT	7,993,838,000	Citibank, N.A.	6/4/18	—	(354,910)
COP	3,003,000,000	USD	1,049,156	Citibank, N.A.	6/5/18	19,736	—
EUR	10,744,743	HUF	3,375,000,000	Barclays Bank PLC	6/5/18	—	(10,365)
EUR	6,848,263	HUF	2,151,338,000	Citibank, N.A.	6/5/18	—	(7,570)
EUR	10,775,991	PLN	45,000,000	Barclays Bank PLC	6/5/18	218,455	—
EUR	7,246,952	PLN	30,242,800	Citibank, N.A.	6/5/18	152,644	—
EUR	22,969,778	SEK	230,674,000	Goldman Sachs International	6/5/18	1,397,737	—
HUF	3,375,000,000	EUR	10,872,717	Barclays Bank PLC	6/5/18	—	(144,543)
HUF	2,151,338,000	EUR	6,932,309	Citibank, N.A.	6/5/18	—	(94,164)
PLN	45,000,000	EUR	10,697,351	Barclays Bank PLC	6/5/18	—	(123,263)
PLN	30,242,800	EUR	7,189,750	Citibank, N.A.	6/5/18	—	(83,403)
SEK	230,674,000	EUR	23,556,612	Goldman Sachs International	6/5/18	—	(2,108,076)
RUB	2,729,948,267	USD	47,033,204	BNP Paribas	6/6/18	—	(3,858,472)
USD	15,333,792	RUB	959,190,000	BNP Paribas	6/6/18	163,991	—
MAD	21,042,000	USD	2,073,103	BNP Paribas	6/7/18	190,456	—
MAD	27,626,000	USD	2,711,089	Credit Agricole Corporate and Investment Bank	6/7/18	260,733	—
USD	2,488,538	EUR	2,167,528	BNP Paribas	6/7/18	—	(135,616)
USD	213,614	EUR	186,121	Deutsche Bank AG	6/7/18	—	(11,717)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,661,008	EUR	1,450,345	Deutsche Bank AG	6/7/18	$—	$(94,878)
USD	3,327,570	EUR	2,892,191	Deutsche Bank AG	6/7/18	—	(173,911)
AUD	555,993	USD	435,451	Australia and New Zealand Banking Group Limited	6/8/18	—	(16,841)
AUD	14,753,237	USD	11,554,661	Australia and New Zealand Banking Group Limited	6/8/18	—	(446,866)
MAD	55,253,000	USD	5,422,277	Credit Agricole Corporate and Investment Bank	6/8/18	521,256	—
USD	7,601,901	NZD	10,409,085	Australia and New Zealand Banking Group Limited	6/8/18	278,993	—
MAD	27,721,000	USD	2,711,100	Societe Generale	6/11/18	270,501	—
MAD	18,265,000	USD	1,786,832	Standard Chartered Bank	6/11/18	177,706	—
USD	924,527	EUR	807,122	Standard Chartered Bank	6/11/18	—	(52,961)
ARS	162,962,395	USD	7,601,833	Deutsche Bank AG	6/12/18	58,843	—
COP	30,333,512,000	USD	10,575,432	Citibank, N.A.	6/12/18	219,292	—
COP	27,374,948,000	USD	9,543,464	Citibank, N.A.	6/12/18	198,402	—
MAD	82,879,000	USD	8,133,366	Credit Agricole Corporate and Investment Bank	6/12/18	780,564	—
USD	1,631,145	ARS	34,164,325	BNP Paribas	6/12/18	25,119	—
USD	1,019,441	ARS	21,316,505	BNP Paribas	6/12/18	17,376	—
USD	356,070	ARS	7,445,425	BNP Paribas	6/12/18	6,069	—
USD	2,431,927	ARS	50,851,595	Citibank, N.A.	6/12/18	41,452	—
USD	2,352,765	ARS	49,184,545	Goldman Sachs International	6/12/18	40,655	—
USD	1,172,930	EUR	949,541	Standard Chartered Bank	6/12/18	22,865	—
USD	1,085,266	EUR	878,459	Standard Chartered Bank	6/12/18	21,294	—
USD	6,076,000	EUR	5,000,000	Standard Chartered Bank	6/12/18	20,099	—
USD	823,410	EUR	700,000	Standard Chartered Bank	6/12/18	—	(24,416)
USD	2,214,883	EUR	1,863,000	Standard Chartered Bank	6/12/18	—	(41,545)
USD	1,662,988	EUR	1,426,600	Standard Chartered Bank	6/12/18	—	(64,882)
USD	6,070,063	EUR	5,087,000	Standard Chartered Bank	6/12/18	—	(91,211)
USD	6,069,808	EUR	5,087,000	Standard Chartered Bank	6/12/18	—	(91,466)
USD	3,101,003	EUR	2,667,415	Standard Chartered Bank	6/12/18	—	(129,717)
USD	4,980,401	EUR	4,343,625	Standard Chartered Bank	6/12/18	—	(280,513)
USD	903,987	NZD	1,256,524	Australia and New Zealand Banking Group Limited	6/12/18	20,007	—
RUB	491,712,000	USD	8,095,357	Bank of America, N.A.	6/13/18	—	(325,246)
USD	11,371,108	EUR	9,200,000	Standard Chartered Bank	6/14/18	226,360	—
USD	5,464,819	EUR	4,421,410	Standard Chartered Bank	6/14/18	108,786	—
USD	4,403,234	ZAR	52,805,000	Bank of America, N.A.	6/14/18	190,584	—
USD	2,335,006	ZAR	27,988,000	Standard Chartered Bank	6/14/18	102,194	—
ZAR	52,805,000	USD	4,473,938	Bank of America, N.A.	6/14/18	—	(261,289)
ZAR	4,433,000	USD	376,925	Standard Chartered Bank	6/14/18	—	(23,271)
ZAR	23,555,000	USD	1,955,908	Standard Chartered Bank	6/14/18	—	(76,750)
COP	42,051,763,000	USD	14,717,565	Citibank, N.A.	6/15/18	245,982	—
USD	59,833,316	NZD	81,672,000	Australia and New Zealand Banking Group Limited	6/15/18	2,375,941	—

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	29,170,058	ZAR	409,956,000	Standard Chartered Bank	6/15/18	$—	$(3,531,053)
USD	27,917,415	ZAR	391,793,000	UBS AG	6/15/18	—	(3,334,881)
ZAR	165,070,000	USD	13,183,452	Standard Chartered Bank	6/15/18	—	(16,252)
ZAR	244,886,000	USD	20,761,848	Standard Chartered Bank	6/15/18	—	(1,227,937)
ZAR	391,793,000	USD	33,227,154	UBS AG	6/15/18	—	(1,974,858)
COP	41,318,127,000	USD	14,482,344	Deutsche Bank AG	6/18/18	218,846	—
EUR	10,239,942	PLN	42,813,197	Societe Generale	6/21/18	205,324	—
PLN	42,813,197	EUR	10,131,136	Societe Generale	6/21/18	—	(73,440)
USD	10,098,423	EUR	8,173,056	Goldman Sachs International	6/21/18	191,823	—
USD	10,018,131	EUR	8,108,236	Goldman Sachs International	6/21/18	190,099	—
USD	9,188,430	EUR	7,430,710	Goldman Sachs International	6/21/18	181,630	—
USD	4,635,651	EUR	3,712,441	Goldman Sachs International	6/21/18	135,783	—
USD	4,053,995	EUR	3,279,268	Goldman Sachs International	6/21/18	79,179	—
CNH	164,627,800	USD	25,905,240	Deutsche Bank AG	6/25/18	87,147	—
CNH	185,635,000	USD	29,203,386	Standard Chartered Bank	6/25/18	105,739	—
CNH	9,281,200	USD	1,460,066	Standard Chartered Bank	6/25/18	5,304	—
COP	20,888,279,000	USD	7,287,160	JPMorgan Chase Bank, N.A.	6/25/18	143,454	—
COP	18,608,002,000	USD	6,495,280	Standard Chartered Bank	6/25/18	124,169	—
INR	806,910,000	USD	12,215,729	Goldman Sachs International	6/25/18	—	(155,475)
INR	1,259,500,000	USD	19,067,444	UBS AG	6/25/18	—	(242,680)
USD	22,268,383	INR	1,495,990,000	Australia and New Zealand Banking Group Limited	6/25/18	—	(91,011)
USD	24,456,263	INR	1,612,059,000	Citibank, N.A.	6/25/18	362,075	—
USD	3,939,620	KZT	1,307,954,000	Goldman Sachs International	6/26/18	—	(13,115)
USD	15,912,289	KZT	5,282,880,000	Goldman Sachs International	6/27/18	—	(50,135)
USD	85,449,428	EUR	68,871,950	Deutsche Bank AG	6/28/18	1,919,817	—
USD	3,331,280	EUR	2,685,000	Deutsche Bank AG	6/28/18	74,845	—
EUR	5,243,024	HUF	1,641,410,000	Credit Agricole Corporate and Investment Bank	6/29/18	18,012	—
EUR	5,261,021	PLN	22,000,000	Credit Agricole Corporate and Investment Bank	6/29/18	107,656	—
HUF	1,641,410,000	EUR	5,286,125	Credit Agricole Corporate and Investment Bank	6/29/18	—	(70,290)
PLN	22,000,000	EUR	5,192,394	Credit Agricole Corporate and Investment Bank	6/29/18	—	(24,416)
SGD	50,000,000	USD	38,182,512	Bank of America, N.A.	7/6/18	—	(420,278)
SGD	47,809,780	USD	36,518,317	Goldman Sachs International	7/6/18	—	(410,234)
USD	16,180,110	SGD	21,183,000	Goldman Sachs International	7/6/18	181,762	—
USD	17,055,843	CAD	21,721,384	HSBC Bank USA, N.A.	7/9/18	110,777	—
AUD	30,310,000	USD	23,295,205	Citibank, N.A.	7/10/18	—	(470,370)
USD	23,244,800	NZD	32,000,000	Citibank, N.A.	7/10/18	731,828	—
CNH	37,000,000	USD	5,858,416	Citibank, N.A.	7/11/18	—	(20,509)
CNH	44,000,000	USD	6,969,966	Citibank, N.A.	7/11/18	—	(27,589)
CNH	73,811,500	USD	11,696,431	Citibank, N.A.	7/11/18	—	(50,358)
EUR	217,383	USD	270,887	Goldman Sachs International	7/12/18	—	(6,945)
EUR	549,260	USD	684,534	Goldman Sachs International	7/12/18	—	(17,632)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	887,505	USD	1,106,799	Goldman Sachs International	7/12/18	$—	$(29,205)
EUR	2,514,977	USD	3,107,807	Goldman Sachs International	7/12/18	—	(54,165)
EUR	3,406,607	USD	4,232,369	Goldman Sachs International	7/12/18	—	(96,124)
NZD	14,440,238	USD	10,416,177	Australia and New Zealand Banking Group Limited	7/12/18	—	(256,994)
USD	92,166,420	EUR	73,390,257	Goldman Sachs International	7/12/18	3,057,213	—
USD	82,781,813	EUR	66,135,506	Goldman Sachs International	7/12/18	2,481,201	—
USD	5,308,588	EUR	4,227,121	Goldman Sachs International	7/12/18	176,089	—
USD	4,768,054	EUR	3,809,262	Goldman Sachs International	7/12/18	142,912	—
USD	108,410	EUR	87,341	Goldman Sachs International	7/12/18	2,362	—
USD	25,584,245	NZD	35,208,000	Australia and New Zealand Banking Group Limited	7/12/18	814,257	—
USD	11,079,385	NZD	15,247,000	Australia and New Zealand Banking Group Limited	7/12/18	352,618	—
USD	2,700,282	NZD	3,743,476	Australia and New Zealand Banking Group Limited	7/12/18	66,623	—
USD	10,455,545	ZAR	127,584,000	Barclays Bank PLC	7/12/18	313,158	—
ZAR	127,584,000	USD	10,560,977	Barclays Bank PLC	7/12/18	—	(418,591)
ILS	8,855,400	USD	2,514,167	JPMorgan Chase Bank, N.A.	7/13/18	—	(43,058)
MAD	27,561,500	USD	2,711,118	Societe Generale	7/13/18	247,554	—
RUB	1,269,206,000	USD	22,019,153	Bank of America, N.A.	7/13/18	—	(2,033,427)
USD	38,786,874	KRW	40,957,000,000	Australia and New Zealand Banking Group Limited	7/13/18	467,484	—
USD	42,521,024	KRW	45,000,000,000	Australia and New Zealand Banking Group Limited	7/13/18	419,002	—
USD	17,037,028	KRW	18,127,398,000	Australia and New Zealand Banking Group Limited	7/13/18	77,025	—
USD	27,834,006	KRW	29,646,000,000	Morgan Stanley & Co. International PLC	7/13/18	97,194	—
USD	20,436,520	RUB	1,269,206,000	Bank of America, N.A.	7/13/18	450,794	—
CNH	27,367,500	USD	4,341,498	Citibank, N.A.	7/16/18	—	(24,264)
CNH	44,500,000	USD	7,051,404	Citibank, N.A.	7/16/18	—	(31,512)
CNH	50,100,000	USD	7,945,444	Citibank, N.A.	7/16/18	—	(42,151)
CNH	22,300,000	USD	3,537,437	Deutsche Bank AG	7/16/18	—	(19,603)
CNH	58,800,000	USD	9,335,111	Deutsche Bank AG	7/16/18	—	(59,389)
KRW	62,582,300,000	USD	58,851,138	Goldman Sachs International	7/16/18	—	(291,418)
MAD	51,393,000	USD	5,093,206	Societe Generale	7/16/18	421,847	—
SGD	51,202,000	USD	39,187,953	Goldman Sachs International	7/16/18	—	(508,586)
SGD	50,000,000	USD	38,273,117	Standard Chartered Bank	7/16/18	—	(501,773)
USD	9,142,867	KRW	9,747,210,150	BNP Paribas	7/16/18	22,174	—
USD	29,736,532	KRW	31,621,828,159	Goldman Sachs International	7/16/18	147,249	—
USD	26,113,466	KRW	27,769,060,000	Goldman Sachs International	7/16/18	129,308	—
USD	9,084,949	KRW	9,700,000,000	Societe Generale	7/16/18	8,432	—
USD	11,288,042	ZAR	136,902,224	Credit Agricole Corporate and Investment Bank	7/16/18	410,368	—
ZAR	136,902,224	USD	11,337,424	Credit Agricole Corporate and Investment Bank	7/16/18	—	(459,749)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,299,909	HUF	406,606,000	Credit Agricole Corporate and Investment Bank	7/19/18	$6,143	$—
EUR	1,306,261	PLN	5,470,000	Credit Agricole Corporate and Investment Bank	7/19/18	26,335	—
EUR	1,012,000	USD	1,254,946	Goldman Sachs International	7/19/18	—	(25,528)
HUF	1,752,170,000	EUR	5,643,603	Citibank, N.A.	7/19/18	—	(77,446)
HUF	406,606,000	EUR	1,309,221	Credit Agricole Corporate and Investment Bank	7/19/18	—	(17,455)
PLN	5,470,000	EUR	1,292,227	Credit Agricole Corporate and Investment Bank	7/19/18	—	(9,286)
USD	48,689,313	EUR	38,845,790	Goldman Sachs International	7/19/18	1,497,899	—
EUR	804,025	PLN	3,365,400	Citibank, N.A.	7/20/18	16,683	—
EUR	9,631,441	SEK	96,691,000	State Street Bank and Trust Company	7/20/18	591,594	—
SEK	96,691,000	EUR	9,763,938	State Street Bank and Trust Company	7/20/18	—	(752,568)
PHP	160,700,000	USD	3,061,996	Citibank, N.A.	7/23/18	33,304	—
USD	11,163,865	ZAR	135,728,776	Credit Agricole Corporate and Investment Bank	7/23/18	388,908	—
ZAR	135,728,776	USD	11,227,182	Credit Agricole Corporate and Investment Bank	7/23/18	—	(452,226)
USD	8,902,800	TWD	256,000,000	JPMorgan Chase Bank, N.A.	7/24/18	202,571	—
AUD	7,685,471	USD	5,922,900	JPMorgan Chase Bank, N.A.	7/26/18	—	(134,671)
USD	24,318,827	EUR	19,402,210	Standard Chartered Bank	7/26/18	735,492	—
USD	14,624,516	EUR	11,667,829	Standard Chartered Bank	7/26/18	442,300	—
USD	3,007,259	NZD	4,111,221	JPMorgan Chase Bank, N.A.	7/26/18	114,806	—
USD	2,910,359	NZD	3,978,748	JPMorgan Chase Bank, N.A.	7/26/18	111,106	—
COP	78,879,409,000	USD	27,910,059	The Toronto-Dominion Bank	7/27/18	123,964	—
USD	16,728,506	KZT	5,654,235,000	Citibank, N.A.	7/27/18	—	(288,285)
RUB	1,467,951,000	USD	25,439,328	Credit Suisse International	7/30/18	—	(2,369,626)
RUB	1,933,449,000	USD	33,826,689	Credit Suisse International	7/30/18	—	(3,441,416)
USD	7,333,213	KZT	2,436,460,000	Deutsche Bank AG	7/30/18	3,185	—
USD	12,035,048	RUB	758,208,000	Credit Suisse International	7/30/18	119,369	—
USD	3,021,978	RUB	198,000,000	Goldman Sachs International	7/30/18	—	(89,707)
USD	18,052,570	RUB	1,136,228,757	Standard Chartered Bank	7/30/18	196,076	—
USD	8,336,208	RUB	520,335,243	Standard Chartered Bank	7/30/18	158,837	—
USD	12,026,352	RUB	788,628,000	Standard Chartered Bank	7/30/18	—	(367,395)
AUD	7,185,340	USD	5,416,668	Australia and New Zealand Banking Group Limited	8/2/18	—	(4,815)
AUD	11,529,840	USD	8,883,430	Australia and New Zealand Banking Group Limited	8/2/18	—	(199,387)
PHP	495,000,000	USD	9,446,565	Deutsche Bank AG	8/2/18	80,704	—
PHP	488,000,000	USD	9,313,866	Goldman Sachs International	8/2/18	78,674	—
PHP	350,800,000	USD	6,707,970	Standard Chartered Bank	8/2/18	43,880	—
USD	123,982,873	EUR	99,720,000	Standard Chartered Bank	8/2/18	2,707,839	—
USD	28,772,313	KRW	30,963,900,000	Standard Chartered Bank	8/2/18	—	(222,905)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,492,209	NZD	6,142,008	Australia and New Zealand Banking Group Limited	8/2/18	$170,938	$—
USD	4,347,461	NZD	5,944,099	Australia and New Zealand Banking Group Limited	8/2/18	165,430	—
USD	34,103,217	NZD	48,412,500	Australia and New Zealand Banking Group Limited	8/2/18	42,117	—
USD	14,442,179	NZD	20,501,936	Australia and New Zealand Banking Group Limited	8/2/18	17,836	—
USD	77,023,385	JPY	8,355,042,400	Standard Chartered Bank	8/3/18	99,722	—
NOK	267,023,000	EUR	27,545,751	Bank of America, N.A.	8/6/18	—	(106,628)
NOK	279,137,000	EUR	28,777,010	Citibank, N.A.	8/6/18	—	(89,075)
AUD	18,700,000	USD	14,106,065	Australia and New Zealand Banking Group Limited	8/9/18	—	(20,719)
USD	1,577,646	AUD	2,091,440	Australia and New Zealand Banking Group Limited	8/9/18	2,317	—
USD	21,604,094	JPY	2,332,399,557	Goldman Sachs International	8/9/18	120,325	—
USD	14,074,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	8/9/18	3,304	—
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(343,642)
UAH	18,486,000	USD	641,875	Citibank, N.A.	8/22/18	30,163	—
EUR	10,180,000	USD	12,717,772	Standard Chartered Bank	8/23/18	—	(316,199)
USD	49,445,649	EUR	39,579,000	Standard Chartered Bank	8/23/18	1,229,357	—
USD	5,196,645	EUR	4,137,703	Standard Chartered Bank	8/23/18	155,974	—
USD	28,615,657	EUR	22,943,000	Deutsche Bank AG	8/30/18	649,895	—
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(471,519)
RSD	837,879,000	EUR	6,742,136	Deutsche Bank AG	9/7/18	312,882	—
RSD	419,192,000	EUR	3,371,066	Deutsche Bank AG	9/7/18	159,017	—
RSD	828,728,000	EUR	6,683,290	Deutsche Bank AG	9/13/18	286,034	—
USD	101,396,928	EUR	80,409,935	JPMorgan Chase Bank, N.A.	9/13/18	3,271,512	—
RSD	412,359,000	EUR	3,341,645	Deutsche Bank AG	9/17/18	120,797	—
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(308,466)
RSD	411,858,000	EUR	3,341,647	Deutsche Bank AG	9/18/18	115,243	—
USD	42,224,905	EUR	33,997,508	JPMorgan Chase Bank, N.A.	9/20/18	713,563	—
UAH	18,615,000	USD	641,897	Citibank, N.A.	9/21/18	26,510	—
RSD	423,389,000	EUR	3,431,029	Citibank, N.A.	9/24/18	120,799	—
RSD	407,784,000	EUR	3,303,232	Deutsche Bank AG	9/26/18	117,093	—
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(137,911)
USD	35,450,889	EUR	28,408,438	Standard Chartered Bank	9/27/18	744,050	—
USD	4,056,132	EUR	3,245,165	JPMorgan Chase Bank, N.A.	10/5/18	88,895	—
USD	3,810,464	EUR	3,063,320	JPMorgan Chase Bank, N.A.	10/5/18	65,534	—
USD	3,424,542	EUR	2,752,051	JPMorgan Chase Bank, N.A.	10/5/18	60,141	—
USD	2,262,091	EUR	1,806,623	JPMorgan Chase Bank, N.A.	10/5/18	53,482	—
USD	1,349,115	EUR	1,084,332	JPMorgan Chase Bank, N.A.	10/5/18	23,512	—
USD	1,009,115	EUR	807,809	JPMorgan Chase Bank, N.A.	10/5/18	21,563	—
USD	832,133	EUR	665,679	JPMorgan Chase Bank, N.A.	10/5/18	18,335	—
USD	379,098	EUR	305,742	JPMorgan Chase Bank, N.A.	10/5/18	5,327	—

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	219,924	EUR	175,595	JPMorgan Chase Bank, N.A.	10/5/18	$5,258	$—
RSD	203,975,000	EUR	1,651,619	Deutsche Bank AG	10/10/18	56,274	—
USD	3,482,500	TWD	100,000,000	Citibank, N.A.	10/11/18	62,268	—
USD	9,298,276	TWD	267,000,000	Goldman Sachs International	10/11/18	166,255	—
USD	175,883,358	EUR	140,134,936	JPMorgan Chase Bank, N.A.	10/12/18	4,469,434	—
USD	6,969,855	TWD	200,000,000	Standard Chartered Bank	10/12/18	128,840	—
USD	4,722,464	TWD	135,700,000	Standard Chartered Bank	10/12/18	80,835	—
USD	6,996,540	TWD	202,200,000	Citibank, N.A.	10/16/18	78,048	—
USD	6,017,943	TWD	174,400,000	Citibank, N.A.	10/16/18	50,658	—
USD	4,649,879	TWD	134,800,000	Deutsche Bank AG	10/16/18	37,551	—
USD	6,999,482	TWD	202,600,000	Standard Chartered Bank	10/16/18	67,303	—
USD	4,659,993	TWD	135,000,000	Standard Chartered Bank	10/16/18	40,822	—
USD	2,749,888	TWD	79,568,000	Standard Chartered Bank	10/16/18	27,382	—
RSD	333,628,000	EUR	2,712,423	Deutsche Bank AG	10/18/18	75,690	—
USD	18,037,975	TWD	513,000,000	Goldman Sachs International	10/23/18	475,234	—
USD	16,481,006	TWD	469,000,000	Standard Chartered Bank	10/23/18	424,622	—
USD	7,489,814	KZT	2,518,450,000	Citibank, N.A.	10/25/18	8,650	—
USD	6,747,316	TWD	198,000,000	Goldman Sachs International	10/31/18	—	(35,653)
USD	11,198,332	TWD	328,895,000	Goldman Sachs International	10/31/18	—	(68,763)
USD	14,046,686	TWD	412,200,000	Nomura International PLC	10/31/18	—	(74,223)
USD	7,900,417	QAR	29,393,500	Standard Chartered Bank	12/6/18	—	(121,922)
USD	3,160,188	QAR	11,748,000	Standard Chartered Bank	12/10/18	—	(46,042)
USD	3,160,000	QAR	11,771,000	Standard Chartered Bank	12/10/18	—	(52,508)
USD	3,160,268	QAR	11,772,000	Standard Chartered Bank	12/10/18	—	(52,512)
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	248,386	—
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	248,386	—
USD	1,969,693	QAR	7,279,000	Credit Agricole Corporate and Investment Bank	12/13/18	—	(16,806)
USD	3,013,773	QAR	11,160,000	Standard Chartered Bank	12/13/18	—	(31,883)
MAD	35,314,000	USD	3,561,674	Societe Generale	12/14/18	180,450	—
USD	1,507,046	QAR	5,561,000	BNP Paribas	12/17/18	—	(10,530)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(647,520)
USD	3,500,136	QAR	12,915,500	BNP Paribas	12/19/18	—	(24,380)
MAD	98,765,000	USD	10,000,000	Credit Agricole Corporate and Investment Bank	12/20/18	461,509	—
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(9,966)
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(9,966)
USD	5,974,711	QAR	21,972,000	BNP Paribas	1/9/19	—	(19,866)
USD	1,493,695	QAR	5,508,000	BNP Paribas	1/10/19	—	(9,025)
USD	1,493,966	QAR	5,509,000	BNP Paribas	1/10/19	—	(9,027)
USD	2,987,263	QAR	11,023,000	BNP Paribas	1/10/19	—	(20,088)
USD	7,426,987	QAR	27,435,290	Standard Chartered Bank	1/10/19	—	(58,047)
MAD	97,450,000	USD	10,000,000	Societe Generale	1/16/19	303,002	—

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,883,519	QAR	6,937,000	BNP Paribas	1/16/19	$—	$(8,945)
MAD	18,390,000	USD	1,915,625	BNP Paribas	1/22/19	27,873	—
MAD	16,957,000	USD	1,778,395	BNP Paribas	1/22/19	13,660	—
EUR	11,725,251	RON	56,674,000	Citibank, N.A.	1/23/19	—	(195,330)
EUR	11,824,855	RON	57,185,000	Deutsche Bank AG	1/23/19	—	(204,641)
EUR	7,183,292	RON	34,652,200	JPMorgan Chase Bank, N.A.	1/23/19	—	(102,001)
EUR	6,872,715	RON	33,336,104	BNP Paribas	1/28/19	—	(140,748)
EUR	9,759,405	RON	47,216,000	Deutsche Bank AG	1/28/19	—	(168,287)
TRY	65,656,459	USD	15,752,509	Deutsche Bank AG	1/28/19	—	(885,618)
TRY	65,656,000	USD	15,748,621	Standard Chartered Bank	1/28/19	—	(881,833)
USD	1,482,365	KZT	507,710,000	Deutsche Bank AG	1/28/19	—	(6,071)
USD	3,978,102	KZT	1,362,500,000	Deutsche Bank AG	1/28/19	—	(16,292)
USD	15,744,954	TRY	65,656,459	Deutsche Bank AG	1/28/19	878,063	—
USD	15,763,746	TRY	65,656,000	Standard Chartered Bank	1/28/19	896,958	—
EUR	2,174,904	RON	10,500,000	BNP Paribas	2/1/19	—	(30,751)
EUR	10,942,579	RON	52,921,594	BNP Paribas	2/1/19	—	(178,792)
EUR	23,011,113	RON	111,299,000	Citibank, N.A.	2/1/19	—	(378,661)
EUR	4,687,816	RON	22,682,000	Deutsche Bank AG	2/1/19	—	(79,264)
EUR	808,310	RON	3,900,500	Deutsche Bank AG	2/14/19	—	(9,667)
EUR	1,346,600	RON	6,496,000	Deutsche Bank AG	2/14/19	—	(15,582)
EUR	1,078,112	RON	5,202,000	Standard Chartered Bank	2/14/19	—	(12,782)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,406,435)
EUR	8,366,162	RON	40,350,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(89,467)
EUR	10,788,808	RON	52,056,000	BNP Paribas	2/20/19	—	(119,624)
EUR	7,548,995	RON	36,439,000	Deutsche Bank AG	2/20/19	—	(87,609)
EUR	7,553,599	RON	36,465,000	Citibank, N.A.	2/22/19	—	(86,770)
EUR	2,722,112	RON	13,043,000	Deutsche Bank AG	2/22/19	—	(5,908)
EUR	6,741,795	RON	32,559,500	Deutsche Bank AG	2/22/19	—	(80,934)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,130,068)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,139,328)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(643,547)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(169,339)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(162,299)
USD	13,720,468	TWD	386,780,000	JPMorgan Chase Bank, N.A.	4/24/19	294,645	—
USD	9,469,166	TWD	274,085,000	Bank of America, N.A.	4/30/19	—	(50,136)
USD	11,360,967	TWD	328,900,000	Standard Chartered Bank	4/30/19	—	(62,125)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(548,057)
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(1,030,489)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(936,779)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(458,351)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(86,671)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(96,680)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(1,191,885)
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	694,040	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(2,757,538)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	$550,717	$—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(483,500)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(533,564)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(96,522)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(112,275)
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(58,084)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(98,929)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(91,909)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(109,891)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(59,169)
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(38,846)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(83,823)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(97,382)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(41,956)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(30,788)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(104,606)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(32,040)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(43,899)
TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(818,101)
TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(1,146,289)
TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(1,535,790)
TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(290,916)
TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(296,367)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(53,299)
TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(935,659)
TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(826,907)
TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(951,129)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(73,794)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(93,746)
TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(1,175,192)
TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(1,231,556)
USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(56,759)
USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(25,012)
USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(47,176)
USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(28,873)

						$90,290,708	$(115,649,008)

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Settlement Date(1)	Notional Amount† (000’s omitted)		Net Unrealized Depreciation

CHF versus USD, 1 year term	Deutsche Bank AG	8.58%	6/14/18		51,643	$(402,919)
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		26,857	(161,169)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	25,824	(345,967)

						$(910,055)

(1)	At the settlement date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	225	Long	May-18	$16,805,250	$401,775

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	216	Short	Jun-18	(20,656,688)	111,375
10-Year USD Deliverable Interest Rate Swap	1,557	Short	Jun-18	(145,263,234)	759,466
CME 90-Day Eurodollar	9,200	Long	Dec-18	2,239,165,000	(3,917,774)
CME 90-Day Eurodollar	9,200	Short	Dec-19	(2,231,690,000)	4,604,324
Japan 10-Year Bond	75	Short	Jun-18	(103,347,969)	(6,861)
U.S. 2-Year Treasury Note	503	Short	Jun-18	(106,659,579)	196,484
U.S. 5-Year Treasury Note	898	Short	Jun-18	(101,930,016)	279,671

					$2,428,460

CME:  Chicago Mercantile Exchange

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$266,562
LCH.Clearnet	EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	225,737
LCH.Clearnet	EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	179,761

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	$109,309
LCH.Clearnet	EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(435,914)
LCH.Clearnet	EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(423,588)
LCH.Clearnet	EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(336,817)
LCH.Clearnet	EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(127,230)
LCH.Clearnet	EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(13,963)
LCH.Clearnet	USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	293,856
LCH.Clearnet	USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	504,528
LCH.Clearnet	USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	480,419
LCH.Clearnet	USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	475,087
LCH.Clearnet	USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	322,787

								$1,520,534

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	212,147	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	$(241,900)
CME Group, Inc.	BRL	213,442	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(254,092)
CME Group, Inc.	BRL	243,842	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.82% (pays upon termination)	1/2/19	(309,059)
CME Group, Inc.	BRL	429,158	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(489,346)
CME Group, Inc.	BRL	454,237	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(517,487)
CME Group, Inc.	BRL	641,219	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(764,329)
CME Group, Inc.	BRL	38,634	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	224,883
CME Group, Inc.	BRL	39,705	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	222,846
CME Group, Inc.	BRL	43,940	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	271,927
CME Group, Inc.	BRL	81,009	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	432,182
CME Group, Inc.	BRL	84,581	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	412,560
CME Group, Inc.	BRL	118,158	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	590,903
CME Group, Inc.	MXN	2,816,716	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(1,812,447)
CME Group, Inc.	MXN	2,065,865	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,326,100)
CME Group, Inc.	MXN	2,451,525	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,568,041)
CME Group, Inc.	MXN	1,176,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.00% (pays monthly)	8/21/19	(677,435)
CME Group, Inc.	MXN	2,750,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(1,519,157)
CME Group, Inc.	MXN	2,288,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(78,357)

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	2,250,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	$(47,325)
CME Group, Inc.	MXN	2,675,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	409,965
CME Group, Inc.	MXN	386,594	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	1/24/20	(7,274)
CME Group, Inc.	MXN	1,223,826	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68% (pays monthly)	1/24/20	(34,102)
CME Group, Inc.	MXN	1,749,674	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.52% (pays monthly)	4/16/20	(231,424)
CME Group, Inc.	MXN	3,942,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/16/20	(59,380)
CME Group, Inc.	MXN	568,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	190,844
CME Group, Inc.	MXN	572,100	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	192,322
CME Group, Inc.	MXN	745,680	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	(103,955)
LCH.Clearnet	CAD	8,420	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	25,674
LCH.Clearnet	CAD	16,800	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	51,226
LCH.Clearnet	CAD	50,490	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.49% (pays semi-annually)	2/5/23	119,528
LCH.Clearnet	CAD	30,777	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.46% (pays semi-annually)	2/6/23	37,285
LCH.Clearnet	CAD	12,000	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.42% (pays semi-annually)	3/6/23	(15,006)
LCH.Clearnet	CAD	17,582	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.39% (pays semi-annually)	3/14/23	(53,783)
LCH.Clearnet	CAD	22,858	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.40% (pays semi-annually)	3/14/23	(59,917)
LCH.Clearnet(1)	CHF	134,038	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.45)% (pays annually)	3/25/20	(17,065)
LCH.Clearnet(1)	CHF	134,038	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.46)% (pays annually)	3/25/20	(27,303)
LCH.Clearnet(1)	CHF	140,784	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.46)% (pays annually)	3/25/20	(25,093)
LCH.Clearnet(1)	CHF	67,752	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	3/26/20	(23,082)

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	CHF	67,752	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.48)% (pays annually)	3/27/20	$(30,636)
LCH.Clearnet(1)	CHF	67,752	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	3/27/20	(34,086)
LCH.Clearnet(1)	CHF	136,619	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	3/29/20	(50,487)
LCH.Clearnet(1)	CHF	204,137	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.50)% (pays annually)	4/3/20	(137,081)
LCH.Clearnet(1)	CHF	68,926	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/5/20	(44,070)
LCH.Clearnet(1)	CHF	136,678	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.51)% (pays annually)	4/8/20	(112,090)
LCH.Clearnet(1)	CHF	137,558	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/9/20	(89,575)
LCH.Clearnet(1)	CHF	137,558	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/9/20	(93,077)
LCH.Clearnet(1)	CHF	77,482	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	4/15/20	(37,005)
LCH.Clearnet(1)	CHF	8,606	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	4/16/20	(4,190)
LCH.Clearnet(1)	EUR	180,382	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(101,068)
LCH.Clearnet(1)	EUR	180,382	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(104,347)
LCH.Clearnet(1)	EUR	58,367	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/26/20	(19,005)
LCH.Clearnet(1)	EUR	58,367	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/27/20	(15,908)
LCH.Clearnet(1)	EUR	58,368	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.10)% (pays annually)	3/27/20	(20,503)
LCH.Clearnet(1)	EUR	114,975	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/29/20	(23,977)
LCH.Clearnet(1)	EUR	173,929	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.12)% (pays annually)	4/3/20	(12,945)
LCH.Clearnet(1)	EUR	59,541	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/5/20	(9,934)
LCH.Clearnet(1)	EUR	59,541	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/6/20	(8,466)

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	EUR	354,268	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	4/15/20	$(103,385)
LCH.Clearnet	EUR	132,460	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(2)	9/20/22	(532,824)
LCH.Clearnet	EUR	135,560	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	1,088,298
LCH.Clearnet	EUR	32,790	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(2)	3/21/23	(146,391)
LCH.Clearnet	EUR	871	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.95% (pays annually)	4/12/28	3,766
LCH.Clearnet	EUR	28,200	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(1,015,433)
LCH.Clearnet	EUR	1,595	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	22,710
LCH.Clearnet	EUR	4,466	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.36% (pays annually)	4/5/48	51,593
LCH.Clearnet	HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(262,997)
LCH.Clearnet	HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(820,320)
LCH.Clearnet	HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(730,317)
LCH.Clearnet	HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(248,643)
LCH.Clearnet	HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(249,618)
LCH.Clearnet	HUF	4,931,197	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	(367,045)
LCH.Clearnet	HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	(186,213)
LCH.Clearnet	HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	(74,508)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(402,100)
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(293,509)
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(94,145)
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(94,972)

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	$(201,383)
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(153,856)
LCH.Clearnet	HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(346,144)
LCH.Clearnet	HUF	2,523,435	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(314,618)
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(161,769)
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(387,296)
LCH.Clearnet	HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(243,493)
LCH.Clearnet	HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(200,752)
LCH.Clearnet	HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(183,336)
LCH.Clearnet	HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(169,973)
LCH.Clearnet	HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(492,146)
LCH.Clearnet	HUF	695,350	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	(29,913)
LCH.Clearnet	HUF	1,030,149	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	(77,539)
LCH.Clearnet	HUF	2,083,417	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/7/28	(108,840)
LCH.Clearnet	HUF	1,050,752	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	(84,327)
LCH.Clearnet	HUF	2,013,812	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	(186,084)
LCH.Clearnet	JPY	1,425,700	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	49,515
LCH.Clearnet	JPY	1,425,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	60,037
LCH.Clearnet	JPY	1,814,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	(32,166)
LCH.Clearnet	JPY	1,940,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	(53,438)
LCH.Clearnet	JPY	2,055,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(215,891)
LCH.Clearnet	JPY	1,402,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(266,833)
LCH.Clearnet	JPY	2,841,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(496,440)

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	JPY	3,122,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	$(539,783)
LCH.Clearnet	NZD	32,240	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(101,826)
LCH.Clearnet	NZD	44,340	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(136,490)
LCH.Clearnet	NZD	80,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(205,855)
LCH.Clearnet	NZD	91,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(186,987)
LCH.Clearnet	NZD	35,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(75,119)
LCH.Clearnet	NZD	35,680	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(80,520)
LCH.Clearnet	NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(433,325)
LCH.Clearnet	NZD	22,435	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(498,710)
LCH.Clearnet	NZD	23,592	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(538,370)
LCH.Clearnet	NZD	21,377	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(361,052)
LCH.Clearnet	NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(679,378)
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(89,089)
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(95,074)
LCH.Clearnet	NZD	58,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(205,131)
LCH.Clearnet	NZD	37,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(249,470)
LCH.Clearnet	PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	125,923
LCH.Clearnet	PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	339,163
LCH.Clearnet	PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	322,657
LCH.Clearnet	PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	313,060
LCH.Clearnet	PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	275,738
LCH.Clearnet	PLN	68,374	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	281,019
LCH.Clearnet	PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	87,556

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	$(341,742)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(255,197)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(81,046)
LCH.Clearnet	PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(277,807)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(22,993)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(30,345)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(50,296)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(47,350)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(58,496)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(40,078)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(110,223)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(43,037)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	(48,033)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(59,655)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(73,512)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(192,976)
LCH.Clearnet	PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	39,366
LCH.Clearnet	PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	113,231
LCH.Clearnet	PLN	30,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/7/28	267,349
LCH.Clearnet	PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	105,502
LCH.Clearnet	PLN	28,914	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	188,276
LCH.Clearnet(1)	SEK	1,784,149	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.08% (pays annually)	3/25/20	199,043

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	SEK	1,810,839	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.08% (pays annually)	3/25/20	$203,057

LCH.Clearnet(1)	SEK	592,468	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.05% (pays annually)	3/26/20	48,233
LCH.Clearnet(1)	SEK	1,190,802	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.04% (pays annually)	3/27/20	84,925
LCH.Clearnet(1)	SEK	1,196,667	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.05% (pays annually)	3/29/20	85,190
LCH.Clearnet(1)	SEK	1,193,734	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/3/20	58,947
LCH.Clearnet(1)	SEK	1,218,958	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/5/20	39,083
LCH.Clearnet(1)	SEK	605,666	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/6/20	23,949
LCH.Clearnet(1)	SEK	1,202,533	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/8/20	36,603
LCH.Clearnet(1)	SEK	1,202,533	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/9/20	38,250
LCH.Clearnet(1)	SEK	1,202,533	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/9/20	34,804
LCH.Clearnet(1)	SEK	178,268	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.04% (pays annually)	4/15/20	7,339
LCH.Clearnet	USD	3,354	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(2)	9/20/19	45,092
LCH.Clearnet	USD	2,100	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	2,410
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually)	7/31/20	(74,632)
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(279,683)
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(349,721)
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(472,986)
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(568,801)

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	22,156	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	$(543,554)

LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(574,401)

LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(966,673)
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(316,533)
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(657,826)
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(735,783)
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(43,862)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(392,933)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(393,651)
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(334,870)
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(675,948)
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(320,149)
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(385,133)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(422,201)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(395,736)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(792,420)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.27% (pays semi-annually)	3/7/21	(938,776)
LCH.Clearnet	USD	25,617	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	1,111,829
LCH.Clearnet	USD	39,231	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	1,663,569
LCH.Clearnet	USD	475	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.73% (pays semi-annually)	4/5/23	3,660
LCH.Clearnet	USD	2,840	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	4/10/23	15,997
LCH.Clearnet	USD	208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	1,485
LCH.Clearnet	USD	1,751	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	12,484

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	$(503,254)
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(686,552)

LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(867,299)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(870,341)
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.60% (pays semi-annually)	5/18/26	(940,323)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(212,034)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(451,229)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	(332,242)
LCH.Clearnet	USD	14,900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	1,039,805
LCH.Clearnet	USD	83,779		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	5,451,183
LCH.Clearnet	USD	800		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.82% (pays semi-annually)	4/12/28	10,397
LCH.Clearnet	USD	900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.80% (pays semi-annually)	4/13/28	13,840
LCH.Clearnet	USD	848		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	4/18/28	6,283
LCH.Clearnet	USD	0	(3)	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(2)	6/15/46	27
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	1,983,987
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	(2,145,956)
LCH.Clearnet	USD	4,643		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	82,300
LCH.Clearnet	USD	4,900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	99,029

								$(25,774,329)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2018.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	INR	961,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	$(49,455)
Bank of America, N.A.	INR	801,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(86,199)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	307,317
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(45,736)
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(161,535)
Deutsche Bank AG	INR	1,907,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(733,457)
Deutsche Bank AG	INR	814,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	(43,209)
Deutsche Bank AG	INR	950,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	(39,826)
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(629,983)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	2/25/21	306,682
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.76% (pays annually)	3/7/21	186,270
Goldman Sachs International	CLP	28,887,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	10/4/22	(114,763)
Goldman Sachs International	CLP	28,062,280	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/5/22	(128,360)
Goldman Sachs International	CLP	14,031,140	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/6/22	(63,010)

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLP	28,062,260	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.59% (pays semi-annually)	10/10/22	$(154,950)
Goldman Sachs International	CLP	8,410,650	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.50% (pays semi-annually)	10/26/22	17,200
Goldman Sachs International	CLP	3,244,109	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.54% (pays semi-annually)	10/30/22	(1,132)
Goldman Sachs International	CLP	16,340,690	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	12/4/22	(150,034)
Goldman Sachs International	CLP	3,364,260	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	12/5/22	(28,013)
Goldman Sachs International	CLP	2,528,067	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.60% (pays semi-annually)	1/4/23	(22,151)
Goldman Sachs International	INR	633,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	(6,972)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	141,978
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	36,113
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	8,442
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	12,416
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	(29,191)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(514,209)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(1,006,537)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	236,294
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	163,036

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	$105,262
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	124,868
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(258,224)
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.47% (pays annually)	5/18/26	(134,923)
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	(127,721)
JPMorgan Chase Bank, N.A.	INR	950,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	(49,040)
Standard Chartered Bank	INR	1,236,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(468,656)
Standard Chartered Bank	INR	813,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	(27,277)

							$(3,428,685)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Turkey	ICE Clear Credit	$2,160	1.00% (pays quarterly)(1)	6/20/20	1.07%	$(502)	$57,724	$57,222

Total		$2,160				$(502)	$57,724	$57,222

56	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount† (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)

Chile	ICE Clear Credit		12,872	1.00% (pays quarterly)(1)	6/20/23	$(315,228)	$294,296	$(20,932)
Chile	ICE Clear Credit		40,475	1.00% (pays quarterly)(1)	6/20/23	(991,219)	940,965	(50,254)
Chile	ICE Clear Credit		40,473	1.00% (pays quarterly)(1)	6/20/23	(991,170)	898,342	(92,828)
Colombia	ICE Clear Credit		30,007	1.00% (pays quarterly)(1)	6/20/23	51,592	(135,224)	(83,632)
Colombia	ICE Clear Credit		56,263	1.00% (pays quarterly)(1)	6/20/23	96,735	(210,515)	(113,780)
France	ICE Clear Credit		15,573	0.25% (pays quarterly)(1)	12/20/24	(9,853)	(18,833)	(28,686)
France	ICE Clear Credit		139,667	0.25% (pays quarterly)(1)	6/20/28	1,433,102	(1,762,604)	(329,502)
Malaysia	ICE Clear Credit		350,000	1.00% (pays quarterly)(1)	6/20/23	(5,023,900)	4,274,124	(749,776)
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit		3,000	1.00% (pays quarterly)(1)	6/20/23	54,913	(59,785)	(4,872)
Markit iTraxx Europe Senior Financials Index (ITRAXX.FINSR.28.V1)	ICE Clear Credit	EUR	91,840	1.00% (pays quarterly)(1)	12/20/22	(2,785,735)	2,144,077	(641,658)
Mexico	ICE Clear Credit		43,350	1.00% (pays quarterly)(1)	6/20/23	230,333	(409,464)	(179,131)
Mexico	ICE Clear Credit		160,550	1.00% (pays quarterly)(1)	6/20/23	853,056	(1,540,216)	(687,160)
Qatar	ICE Clear Credit		119,079	1.00% (pays quarterly)(1)	12/20/22	(1,153,832)	5,888	(1,147,944)
Russia	ICE Clear Credit		43,944	1.00% (pays quarterly)(1)	6/20/23	600,617	(392,194)	208,423
Russia	ICE Clear Credit		58,591	1.00% (pays quarterly)(1)	6/20/23	800,314	(636,589)	163,725
Russia	ICE Clear Credit		58,591	1.00% (pays quarterly)(1)	6/20/23	800,314	(660,222)	140,092
Russia	ICE Clear Credit		36,619	1.00% (pays quarterly)(1)	6/20/23	500,563	(406,168)	94,395
Russia	ICE Clear Credit		29,296	1.00% (pays quarterly)(1)	6/20/23	400,164	(340,274)	59,890
Russia	ICE Clear Credit		19,895	1.00% (pays quarterly)(1)	6/20/23	271,752	(231,976)	39,776
Russia	ICE Clear Credit		6,200	1.00% (pays quarterly)(1)	6/20/23	84,688	(52,018)	32,670

Total						$(5,092,794)	$1,701,610	$(3,391,184)

†	Notional amount is stated in USD unless otherwise noted.

57	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$26,097	5.00% (pays quarterly)(1)	6/20/23	2.91%	$2,614,971	$(2,663,886)	$(48,915)
Argentina	Goldman Sachs International	26,097	5.00% (pays quarterly)(1)	6/20/23	2.91	2,614,971	(2,762,683)	(147,712)
Poland	Barclays Bank PLC	10,720	1.00% (pays quarterly)(1)	6/20/21	0.22	266,045	16,063	282,108
Poland	BNP Paribas	11,790	1.00% (pays quarterly)(1)	6/20/21	0.22	292,600	15,461	308,061
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	1.07	(5,460)	622,669	617,209
Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	1.07	(2,323)	234,907	232,584
Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	1.15	(77,660)	1,192,464	1,114,804
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	1.07	(5,808)	580,465	574,657
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly)(1)	6/20/20	1.07	(2,323)	252,067	249,744
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly)(1)	6/20/20	1.07	(630)	72,942	72,312
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	1.07	(1,603)	165,030	163,427

Total		$185,114				$5,692,780	$(2,274,501)	$3,418,279

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$4,574	1.00% (pays quarterly)(1)	6/20/18	$(11,292)	$(720)	$(12,012)
Bulgaria	BNP Paribas	6,320	1.00% (pays quarterly)(1)	9/20/18	(30,328)	(4,659)	(34,987)
Colombia	Goldman Sachs International	73,700	1.00% (pays quarterly)(1)	6/20/28	4,989,441	(5,023,183)	(33,742)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(67,301)	(123,050)	(190,351)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(67,301)	(123,195)	(190,496)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(67,301)	(126,621)	(193,922)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(134,603)	(245,884)	(380,487)

58	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	BNP Paribas	$8,480	1.00% (pays quarterly)(1)	6/20/18	$(20,061)	$(18,473)	$(38,534)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(22,335)	(46,816)	(69,151)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(34,842)	(65,410)	(100,252)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(41,095)	(74,132)	(115,227)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(93,060)	(194,797)	(287,857)
Croatia	Citibank, N.A.	2,670	1.00% (pays quarterly)(1)	6/20/18	(6,316)	(6,890)	(13,206)
Croatia	Citibank, N.A.	13,270	1.00% (pays quarterly)(1)	6/20/18	(31,392)	(33,810)	(65,202)
Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(24,717)	(44,964)	(69,681)
Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(63,430)	(120,610)	(184,040)
Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(148,897)	(297,215)	(446,112)
Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(2,729)	(5,159)	(7,888)
Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(16,320)	(31,589)	(47,909)
Croatia	Goldman Sachs International	2,900	1.00% (pays quarterly)(1)	3/20/19	(24,846)	(37,093)	(61,939)
Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(32,906)	(61,776)	(94,682)
Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(50,774)	(95,416)	(146,190)
Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(27,743)	(53,881)	(81,624)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00% (pays quarterly)(1)	6/20/18	(7,019)	(7,662)	(14,681)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00% (pays quarterly)(1)	6/20/18	(6,662)	(7,590)	(14,252)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00% (pays quarterly)(1)	6/20/18	(13,884)	(16,195)	(30,079)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00% (pays quarterly)(1)	6/20/18	(14,927)	(15,576)	(30,503)
Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	637	(1,245)	(608)
Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	57,964	(107,884)	(49,920)
Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	64,971	(107,523)	(42,552)

59	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Egypt	Deutsche Bank AG	$4,550	1.00% (pays quarterly)(1)	6/20/20	$57,964	$(108,543)	$(50,579)
Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	58,601	(109,588)	(50,987)
Lebanon	Bank of America, N.A.	2,330	1.00% (pays quarterly)(1)	6/20/22	323,384	(278,364)	45,020
Lebanon	Bank of America, N.A.	3,150	1.00% (pays quarterly)(1)	12/20/22	484,421	(430,107)	54,314
Lebanon	Barclays Bank PLC	4,100	1.00% (pays quarterly)(1)	12/20/22	630,516	(552,354)	78,162
Lebanon	Goldman Sachs International	7,552	5.00% (pays quarterly)(1)	12/20/18	(62,337)	54,409	(7,928)
Lebanon	Goldman Sachs International	6,999	5.00% (pays quarterly)(1)	12/20/18	(57,772)	46,637	(11,135)
Malaysia	BNP Paribas	14,095	1.00% (pays quarterly)(1)	6/20/23	(202,625)	178,892	(23,733)
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	541,799	(861,922)	(320,123)
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	635,880	(833,781)	(197,901)
Poland	Bank of America, N.A.	7,120	1.00% (pays quarterly)(1)	9/20/19	(96,872)	33,190	(63,682)
Poland	Barclays Bank PLC	8,680	1.00% (pays quarterly)(1)	9/20/18	(42,000)	16,178	(25,822)
Poland	Barclays Bank PLC	4,360	1.00% (pays quarterly)(1)	9/20/19	(59,321)	21,499	(37,822)
Poland	Barclays Bank PLC	15,000	1.00% (pays quarterly)(1)	9/20/19	(204,085)	73,977	(130,108)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(16,113)	9,793	(6,320)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(16,113)	9,226	(6,887)
Qatar	Barclays Bank PLC	13,218	1.00% (pays quarterly)(1)	12/20/18	(80,308)	27,655	(52,653)
Qatar	Barclays Bank PLC	3,800	1.00% (pays quarterly)(1)	3/20/19	(29,403)	10,379	(19,024)
Qatar	Barclays Bank PLC	6,400	1.00% (pays quarterly)(1)	9/20/23	(27,678)	16,671	(11,007)
Qatar	Barclays Bank PLC	15,980	1.00% (pays quarterly)(1)	9/20/23	(69,108)	7,431	(61,677)
Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(16,141)	6,934	(9,207)
Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(60,776)	34,171	(26,605)
Qatar	Deutsche Bank AG	1,713	1.00% (pays quarterly)(1)	6/20/19	(16,141)	6,535	(9,606)

60	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Qatar	Deutsche Bank AG	$3,920	1.00% (pays quarterly)(1)	6/20/19	$(36,937)	$14,955	$(21,982)
Qatar	Goldman Sachs International	2,200	1.00% (pays quarterly)(1)	3/20/19	(17,023)	6,957	(10,066)
Qatar	Goldman Sachs International	4,380	1.00% (pays quarterly)(1)	3/20/19	(33,891)	11,659	(22,232)
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(148)	(67)	(215)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(24,599)	(20,702)	(45,301)
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(144,334)	(82,631)	(226,965)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(7,909)	(7,130)	(15,039)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	13,239	1,690	14,929
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00% (pays quarterly)(1)	3/20/19	(14,160)	5,462	(8,698)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00% (pays quarterly)(1)	6/20/19	(15,359)	9,347	(6,012)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	6/20/19	(18,845)	7,407	(11,438)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(30,944)	14,010	(16,934)
Qatar	Nomura International PLC	1,380	1.00% (pays quarterly)(1)	3/20/19	(10,678)	3,766	(6,912)
Qatar	Nomura International PLC	3,460	1.00% (pays quarterly)(1)	3/20/19	(26,772)	9,740	(17,032)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	41,215	21,071	62,286
Qatar	UBS AG	9,246	1.00% (pays quarterly)(1)	12/20/23	(19,765)	(18,055)	(37,820)
Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	(598,923)	246,210	(352,713)
South Africa	Bank of America, N.A.	5,575	1.00% (pays quarterly)(1)	9/20/20	(30,493)	(58,340)	(88,833)
South Africa	Bank of America, N.A.	5,160	1.00% (pays quarterly)(1)	12/20/20	(21,892)	(57,553)	(79,445)
South Africa	Bank of America, N.A.	16,990	1.00% (pays quarterly)(1)	12/20/20	(72,083)	(172,765)	(244,848)
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	230,928	(529,440)	(298,512)
South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	298,772	(717,424)	(418,652)
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	419,973	(910,586)	(490,613)

61	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$19,900	1.00% (pays quarterly)(1)	9/20/22	$285,432	$(862,352)	$(576,920)
South Africa	Barclays Bank PLC	12,000	1.00% (pays quarterly)(1)	9/20/20	(65,636)	(224,249)	(289,885)
South Africa	Barclays Bank PLC	7,340	1.00% (pays quarterly)(1)	12/20/20	(31,141)	(78,816)	(109,957)
South Africa	Barclays Bank PLC	12,010	1.00% (pays quarterly)(1)	12/20/20	(50,954)	(121,672)	(172,626)
South Africa	Barclays Bank PLC	9,080	1.00% (pays quarterly)(1)	9/20/22	130,237	(362,353)	(232,116)
South Africa	Barclays Bank PLC	10,850	1.00% (pays quarterly)(1)	9/20/22	155,625	(403,698)	(248,073)
South Africa	BNP Paribas	10,850	1.00% (pays quarterly)(1)	9/20/22	155,625	(414,779)	(259,154)
South Africa	BNP Paribas	16,830	1.00% (pays quarterly)(1)	9/20/22	241,398	(633,300)	(391,902)
South Africa	Credit Suisse International	7,740	1.00% (pays quarterly)(1)	12/20/20	(32,838)	(87,936)	(120,774)
South Africa	Credit Suisse International	10,450	1.00% (pays quarterly)(1)	12/20/20	(44,336)	(145,920)	(190,256)
South Africa	Credit Suisse International	16,990	1.00% (pays quarterly)(1)	12/20/20	(72,083)	(183,685)	(255,768)
South Africa	Credit Suisse International	10,000	1.00% (pays quarterly)(1)	9/20/22	143,433	(449,970)	(306,537)
South Africa	Deutsche Bank AG	13,005	1.00% (pays quarterly)(1)	12/20/20	(55,176)	(137,308)	(192,484)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly)(1)	9/20/22	218,019	(654,622)	(436,603)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly)(1)	9/20/22	242,976	(732,700)	(489,724)
South Africa	Goldman Sachs International	8,020	1.00% (pays quarterly)(1)	12/20/20	(34,026)	(87,786)	(121,812)
South Africa	Goldman Sachs International	17,335	1.00% (pays quarterly)(1)	12/20/20	(73,547)	(186,721)	(260,268)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	153,330	(448,094)	(294,764)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	149,773	(361,416)	(211,643)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	136,293	(315,835)	(179,542)
South Africa	Nomura International PLC	4,000	1.00% (pays quarterly)(1)	9/20/22	57,373	(136,097)	(78,724)
South Africa	Nomura International PLC	8,900	1.00% (pays quarterly)(1)	9/20/22	127,656	(328,541)	(200,885)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	131,962	(313,390)	(181,428)

62	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Thailand	Barclays Bank PLC	$7,500	0.97% (pays quarterly)	9/20/19	$(97,258)	$—	$(97,258)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(46,873)	—	(46,873)

Total					$7,331,340	$(19,613,759)	$(12,282,419)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $187,274,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Citibank, N.A.		67,900	Excess Return on Bloomberg Roll Select Commodity Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.19% (pays upon termination)	5/15/18	$(118,818)
Citibank, N.A.		135,900	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.17% (pays upon termination)	5/15/18	(275,993)
Citibank, N.A.		67,900	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.20% (pays upon termination)	5/15/18	(90,327)
Citibank, N.A.	UAH	812,200	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $28,098,474 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	1,728,378
Citibank, N.A.	UAH	433,000	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $14,541,635 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	1,248,910

63	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (continued)

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	34,750	Positive Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	6/14/18	$24,304

						$2,516,454

†	Notional amount is stated in USD unless otherwise noted.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Net Unrealized Depreciation

BNP Paribas	6-month USD-LIBOR-BBA on USD 23,595,683 (pays semi-annually) plus KRW 27,312,000,000	1.19% on KRW 27,312,000,000 (pays semi-annually) plus USD 23,595,683	3/8/20	$(1,906,268)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,669,485 (pays semi-annually) plus KRW 35,270,300,000	1.23% on KRW 35,270,300,000 (pays semi-annually) plus USD 31,669,485	3/31/20	(1,275,084)

				$(3,181,352)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF	1,011	CLP	26,958,979	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.89% (pays semi-annually)	10/4/22	$650,264
Goldman Sachs International	CLF	1,011	CLP	26,960,769	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/5/22	678,577
Goldman Sachs International	CLF	506	CLP	13,481,298	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/6/22	338,426

64	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF	1,011	CLP	26,969,636	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.92% (pays semi-annually)	10/11/22	$711,363
Goldman Sachs International	CLF	289	CLP	7,683,053	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.91% (pays semi-annually)	10/26/22	216,774
Goldman Sachs International	CLF	115	CLP	3,072,428	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	10/28/22	97,833
Goldman Sachs International	CLF	589	CLP	15,750,371	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.96% (pays semi-annually)	12/4/22	222,871
Goldman Sachs International	CLF	120	CLP	3,215,002	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	12/5/22	42,011
Goldman Sachs International	CLF	89	CLP	2,397,537	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.99% (pays semi-annually)	1/4/23	35,855

								$2,993,974

								$(187,378)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

ARPP7DRR	–	Argentina Central Bank 7-day Repo Reference Rate
CMT	–	Constant Maturity Treasury
COF	–	Cost of Funds 11th District
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate

65	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ALL	–	Albanian Lek
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BHD	–	Bahraini Dinar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen

KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PHP	–	Philippine Peso
PLN	–	Polish Zloty
QAR	–	Qatari Riyal
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UAH	–	Ukrainian Hryvnia
USD	–	United States Dollar
UYU	–	Uruguayan Peso
XOF	–	West African CFA Franc
ZAR	–	South African Rand

66	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $4,402,341,628)	$4,497,631,548
Affiliated investment, at value (identified cost, $729,623,233)	729,637,885
Cash	9,740,712
Deposits for derivatives collateral —
Futures contracts	18,000,000
Centrally cleared swap contracts	52,672,652
OTC derivatives	15,714,648
Foreign currency, at value (identified cost, $156,502,767)	156,725,873
Interest and dividends receivable	59,904,065
Dividends receivable from affiliated investment	737,808
Receivable for investments sold	1,074,628
Receivable for open forward foreign currency exchange contracts	90,290,708
Receivable for open swap contracts	11,511,061
Premium paid on open non-centrally cleared swap contracts	25,946,179
Tax reclaims receivable	93,522
Total assets	$5,669,681,289

Liabilities
Cash collateral due to brokers	$15,714,648
Payable for reverse repurchase agreements, including accrued interest of $32,976	58,734,702
Written options outstanding, at value (premiums received, $876,010)	5,580
Payable for investments purchased	40,145,935
Payable for variation margin on open futures contracts	293,192
Payable for variation margin on open centrally cleared swap contracts	2,157,975
Payable for open forward foreign currency exchange contracts	115,649,008
Payable for open forward volatility agreements	910,055
Payable for open swap contracts	21,474,810
Premium received on open non-centrally cleared swap contracts	4,057,919
Payable to affiliates:
Investment adviser fee	2,392,047
Trustees’ fees	8,625
Accrued foreign capital gains taxes	262,732
Accrued expenses and other liabilities	2,357,871
Total liabilities	$264,165,099
Net Assets applicable to investors’ interest in Portfolio	$5,405,516,190

Sources of Net Assets
Investors’ capital	$5,370,729,549
Net unrealized appreciation	34,786,641
Total	$5,405,516,190

67	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $3,478,825)	$147,616,941
Dividends (net of foreign taxes, $629,268)	2,957,749
Dividends from affiliated investment	3,367,682
Total investment income	$153,942,372

Expenses
Investment adviser fee	$14,432,716
Trustees’ fees and expenses	50,745
Custodian fee	3,095,572
Legal and accounting services	209,088
Interest expense and fees	970,640
Interest expense on securities sold short	23,061
Miscellaneous	324,198
Total expenses	$19,106,020

Net investment income	$134,836,352

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,050,123)	$93,574,387
Investment transactions — affiliated investment	(103,499)
Written options	1,375,718
Securities sold short	1,068,047
Futures contracts	(26,501,207)
Swap contracts	(42,128,500)
Forward volatility agreements	(620,997)
Foreign currency transactions	(3,368,521)
Forward foreign currency exchange contracts	(30,035,461)
Net realized loss	$(6,740,033)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $553,154)	$(58,776,434)
Investments — affiliated investment	14,652
Written options	(410,793)
Securities sold short	(1,006,217)
Futures contracts	(1,124,716)
Swap contracts	10,300,510
Forward volatility agreements	(269,171)
Foreign currency	(1,248,591)
Forward foreign currency exchange contracts	(57,138,329)
Net change in unrealized appreciation (depreciation)	$(109,659,089)

Net realized and unrealized loss	$(116,399,122)

Net increase in net assets from operations	$18,437,230

68	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$134,836,352	$244,255,261
Net realized loss	(6,740,033)	(26,873,679)
Net change in unrealized appreciation (depreciation)	(109,659,089)	12,866,543
Net increase in net assets from operations	$18,437,230	$230,248,125
Capital transactions —
Contributions	$404,963,720	$1,098,076,789
Withdrawals	(501,950,191)	(1,256,355,988)
Net decrease in net assets from capital transactions	$(96,986,471)	$(158,279,199)

Net increase (decrease) in net assets	$(78,549,241)	$71,968,926

Net Assets
At beginning of period	$5,484,065,431	$5,412,096,505
At end of period	$5,405,516,190	$5,484,065,431

69	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016		2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.70	%(3)	0.64%	0.64%		0.67%	0.75%	0.92%
Net investment income	4.95	%(3)	4.14%	4.54%		4.37%	3.92%	3.15%
Portfolio Turnover	41	%(4)	74%	65%		66%	66%	56%

Total Return	0.32	%(4)	3.93%	5.06	%(5)	1.99%	3.78%	(0.89)%

Net assets, end of period (000’s omitted)	$5,405,516		$5,484,065	$5,412,097		$4,751,608	$4,601,105	$6,690,987

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, primarily on securities sold short, of 0.04%, 0.03%, 0.03%, 0.03%, 0.11% and 0.31% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

70	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2018 were $36,807,425 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

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Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

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G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

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Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the

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amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

T  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

U  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

V  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets

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(exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $14,432,716 or 0.53% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,231,851,930	$2,001,905,605
U.S. Government and Agency Securities	368,319,405	369,181,616

	$1,600,171,335	$2,371,087,221

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,394,734,430

Gross unrealized appreciation	$314,872,382
Gross unrealized depreciation	(525,913,530)

Net unrealized depreciation	$(211,041,148)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Consolidated Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

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Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $129,249,000. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $87,894,629 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

77

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$2,999,890	$7,227,707	$—	$10,227,597
Net unrealized appreciation*	401,775	6,178,143	—	—	28,129,070	34,708,988
Receivable for open forward foreign currency exchange contracts	—	—	—	90,290,708	—	90,290,708
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	16,967,424	24,304	2,977,288	4,639,852	24,608,868

Total Asset Derivatives	$401,775	$23,145,567	$3,024,194	$100,495,703	$32,768,922	$159,836,161

Derivatives not subject to master netting or similar agreements	$401,775	$6,178,143	$—	$—	$28,129,070	$34,708,988

Total Asset Derivatives subject to master netting or similar agreements	$—	$16,967,424	$3,024,194	$100,495,703	$4,639,852	$125,127,173

Written options outstanding, at value	$—	$—	$—	$(5,580)	$—	$(5,580)
Net unrealized appreciation*	—	(11,271,439)	—	—	(50,356,180)	(61,627,619)
Payable for open forward foreign currency exchange contracts	—	—	—	(115,649,008)	—	(115,649,008)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(485,138)	(3,943,304)	—	—	(8,255,915)	(12,684,357)
Payable for open forward volatility agreements	—	—	—	(910,055)	—	(910,055)

Total Liability Derivatives	$(485,138)	$(15,214,743)	$—	$(116,564,643)	$(58,612,095)	$(190,876,619)

Derivatives not subject to master netting or similar agreements	$—	$(11,271,439)	$—	$—	$(50,356,180)	$(61,627,619)

Total Liability Derivatives subject to master netting or similar agreements	$(485,138)	$(3,943,304)	$—	$(116,564,643)	$(8,255,915)	$(129,249,000)

*	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.

78

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$13,616,613	$(7,736,770)	$—	$(5,879,843)	$—	$6,180,000
Bank of America, N.A.	4,952,367	(4,952,367)	—	—	—	—
Barclays Bank PLC	1,714,036	(1,714,036)	—	—	—	—
BNP Paribas	5,097,171	(5,097,171)	—	—	—	—
Citibank, N.A.	11,047,956	(3,825,883)	—	—	7,222,073	—
Credit Agricole Corporate and Investment Bank	3,602,026	(1,585,624)	—	(2,016,402)	—	2,410,000
Credit Suisse International	675,174	(675,174)	—	—	—	—
Deutsche Bank AG	13,369,028	(13,369,028)	—	—	—	—
Goldman Sachs International	31,190,594	(21,652,929)	(7,519,508)	—	2,018,157	—
HSBC Bank USA, N.A.	2,716,487	(286,695)	(2,429,792)	—	—	—
JPMorgan Chase Bank, N.A.	11,309,671	(3,685,879)	—	(6,850,000)	773,792	6,850,000
Morgan Stanley & Co. International PLC	97,194	(35,473)	—	(61,721)	—	260,000
Nomura International PLC	1,021,431	(898,957)	(122,474)	—	—	—
Societe Generale	2,110,011	(363,607)	(1,746,404)	—	—	14,648
Standard Chartered Bank	21,886,991	(21,886,991)	—	—	—	—
State Street Bank and Trust Company	591,594	(591,594)	—	—	—	—
The Toronto-Dominion Bank	123,964	—	—	—	123,964	—
UBS AG	4,865	(4,865)	—	—	—	—

	$125,127,173	$(88,363,043)	$(11,818,178)	$(14,807,966)	$10,137,986	$15,714,648

79

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(7,736,770)	$7,736,770	$—	$—	$—	$—
Bank of America, N.A.	(6,410,604)	4,952,367	1,026,475	—	(431,762)	—
Barclays Bank PLC	(1,966,784)	1,714,036	252,748	—	—	—
BNP Paribas	(21,502,869)	5,097,171	15,795,703	—	(609,995)	—
Citibank, N.A.	(4,311,021)	3,825,883	485,138	—	—	—
Credit Agricole Corporate and Investment Bank	(1,585,624)	1,585,624	—	—	—	—
Credit Suisse International	(7,217,999)	675,174	6,542,825	—	—	—
Deutsche Bank AG	(15,127,499)	13,369,028	1,072,362	—	(686,109)	—
Goldman Sachs International	(21,652,929)	21,652,929	—	—	—	—
HSBC Bank USA, N.A.	(286,695)	286,695	—	—	—	—
JPMorgan Chase Bank, N.A.	(3,685,879)	3,685,879	—	—	—	—
Morgan Stanley & Co. International PLC	(35,473)	35,473	—	—	—	—
Nomura International PLC	(898,957)	898,957	—	—	—	—
Societe Generale	(363,607)	363,607	—	—	—	—
Standard Chartered Bank	(30,129,610)	21,886,991	8,242,619	—	—	—
State Street Bank and Trust Company	(752,568)	591,594	—	—	(160,974)	—
UBS AG	(5,584,112)	4,865	5,579,247	—	—	—

	$(129,249,000)	$88,363,043	$38,997,117	$—	$(1,888,840)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$15,714,648

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at April 30, 2018 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$(6,450,533)	$(1,319,526)
Written options	—	—	—	1,375,718	—
Futures contracts	(39,753,696)	—	(2,817,761)	—	16,070,250
Swap contracts	543,331	(31,852,513)	—	938,037	(11,757,355)
Forward volatility agreements	—	—	—	(620,997)	—
Forward foreign currency exchange contracts	—	—	—	(30,035,461)	—

Total	$(39,210,365)	$(31,852,513)	$(2,817,761)	$(34,793,236)	$2,993,369

80

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$31,963	$(339,212)	$1,319,526
Written options	—	—	—	(410,793)	—
Futures contracts	1,885,771	—	542,640	—	(3,553,127)
Swap contracts	(485,138)	10,929,767	24,304	2,977,288	(3,145,711)
Forward volatility agreements	—	—	—	(269,171)	—
Forward foreign currency exchange contracts	—	—	—	(57,138,329)	—

Total	$1,400,633	$10,929,767	$598,907	$(55,180,217)	$(5,379,312)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Interest Rate Swaptions Purchased	Swap Contracts

$649,436,000	$1,350,327,000	$7,889,546,000	$210,152,000	$28,039,000	$9,465,498,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $1,433,680,000, $362,946,000 and 1,986 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2018 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A	4/23/18	On Demand	(1)	2.00%	AUD 64,418,544	$48,516,463	$50,553,077
Nomura International PLC	4/5/18	On Demand	(1)	2.20%	AUD 13,554,135	10,218,239	10,314,950

Total						$58,734,702	$60,868,027

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	–	Australian Dollar

81

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

For the six months ended April 30, 2018, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $111,144,000 and 1.80%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2018.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

JPMorgan Chase Bank, N.A.	$(48,516,463)	$—	$48,516,463	$—
Nomura International PLC	(10,218,239)	—	10,218,239	—

	$(58,734,702)	$—	$58,734,702	$—

*	Including accrued interest

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

82

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,516,437,042	$—	$2,516,437,042
Foreign Corporate Bonds	—	126,941,179	10,246,399	137,187,578
Sovereign Loans (Less Unfunded Loan Commitments)	—	111,322,244	—	111,322,244
Credit Linked Notes	—	2,115,750	—	2,115,750
Corporate Bonds & Notes	—	1,637,121	—	1,637,121
Collateralized Mortgage Obligations	—	212,984,968	—	212,984,968
Asset-Backed Securities	—	9,069,305	—	9,069,305
Mortgage Pass-Throughs	—	177,541,930	—	177,541,930
U.S. Treasury Obligations	—	95,981,183	—	95,981,183
Small Business Administration Loans (Interest Only)	—	41,925,756	—	41,925,756
Common Stocks
Iceland	72,117,371	3,297,212 **	—	75,414,583
Other Countries***	—	134,419,098 **	—	134,419,098
Short-Term Investments —
Foreign Government Securities	—	872,400,110	—	872,400,110
U.S. Treasury Obligations	—	98,967,283	—	98,967,283
Other	—	729,637,885	—	729,637,885
Purchased Currency Options	—	7,227,707	—	7,227,707
Purchased Call Options	—	2,999,890	—	2,999,890

Total Investments	$72,117,371	$5,144,905,663	$10,246,399	$5,227,269,433
Forward Foreign Currency Exchange Contracts	$—	$90,290,708	$—	$90,290,708
Futures Contracts	6,353,095	—	—	6,353,095
Swap Contracts	—	52,964,761	—	52,964,761

Total	$78,470,466	$5,288,161,132	$10,246,399	$5,376,877,997

Liability Description

Written Currency Options	$—	$(5,580)	$—	$(5,580)
Forward Foreign Currency Exchange Contracts	—	(115,649,008)	—	(115,649,008)
Forward Volatility Agreements	—	(910,055)	—	(910,055)
Futures Contracts	(3,924,635)	—	—	(3,924,635)
Swap Contracts	—	(70,387,341)	—	(70,387,341)

Total	$(3,924,635)	$(186,951,984)	$—	$(190,876,619)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

***	For further breakdown of equity securities by country, please refer to the Consolidated Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

83

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

84

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The

85

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

86

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

87

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

88

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.18

Eaton Vance

Global Macro Absolute Return Advantage Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Global Macro Absolute Return Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	84

Officers and Trustees	88

Important Notices	89

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/31/2010	08/31/2010	–0.78%	1.03%	3.20%	3.17%
Class A with 4.75% Maximum Sales Charge	—	—	–5.53	–3.79	2.20	2.51
Class C at NAV	08/31/2010	08/31/2010	–1.14	0.32	2.49	2.46
Class C with 1% Maximum Sales Charge	—	—	–2.10	–0.66	2.49	2.46
Class I at NAV	08/31/2010	08/31/2010	–0.64	1.25	3.52	3.48
Class R at NAV	12/01/2010	08/31/2010	–0.85	0.79	3.01	2.98
Class R6 at NAV	05/31/2017	08/31/2010	–0.41	1.59	3.59	3.52
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	0.68%	1.17%	0.36%	0.27%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
Gross		1.53%	2.24%	1.24%	1.74%	1.20%
Net		1.35	2.05	1.05	1.55	1.02

Fund Profile4

Asset Allocation (% of net assets)5

Foreign Currency Exposure (% of net assets)6

Serbia	17.1%	Vietnam	1.4%

Egypt	9.2	Morocco	1.4

Sri Lanka	8.0	Russia	1.2

Singapore	7.9	Sweden	1.0

Australia	7.0	Other	0.2	*

Iceland	6.3	Qatar	–1.9

Nigeria	6.1	South Korea	–2.0

Colombia	5.0	Bahrain	–3.9

Israel	4.9	Romania	–5.9

Norway	4.9	United Arab Emirates	–5.9

Argentina	4.1	Taiwan	–6.1

Dominican Republic	3.9	New Zealand	–7.2

Czech Republic	3.9	Oman	–9.9

China	3.9	Euro	–39.4

Uruguay	3.9	Total Long	109.1

Kazakhstan	3.8	Total Short	–84.1

Philippines	2.1	Total Net	25.0

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$992.20	$7.26	**	1.47%
Class C	$1,000.00	$988.60	$10.70	**	2.17%
Class I	$1,000.00	$993.60	$5.78	**	1.17%
Class R	$1,000.00	$991.50	$8.25	**	1.67%
Class R6	$1,000.00	$995.90	$5.44	**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.35	**	1.47%
Class C	$1,000.00	$1,014.00	$10.84	**	2.17%
Class I	$1,000.00	$1,019.00	$5.86	**	1.17%
Class R	$1,000.00	$1,016.50	$8.35	**	1.67%
Class R6	$1,000.00	$1,019.30	$5.51	**	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $4,654,160,952)	$4,660,850,469
Receivable for Fund shares sold	10,476,618
Receivable from affiliate	866,643
Total assets	$4,672,193,730

Liabilities
Payable for Fund shares redeemed	$7,688,127
Payable to affiliates:
Distribution and service fees	99,275
Trustees’ fees	43
Accrued expenses	619,651
Total liabilities	$8,407,096
Net Assets	$4,663,786,634

Sources of Net Assets
Paid-in capital	$4,757,087,895
Accumulated undistributed net investment income	83,404,344
Accumulated net realized loss from Portfolio	(183,395,122)
Net unrealized appreciation from Portfolio	6,689,517
Total	$4,663,786,634

Class A Shares
Net Assets	$148,272,615
Shares Outstanding	14,551,106
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.19
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.70

Class C Shares
Net Assets	$74,994,452
Shares Outstanding	7,521,254
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.97

Class I Shares
Net Assets	$4,349,393,079
Shares Outstanding	423,008,983
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.28

Class R Shares
Net Assets	$2,011,669
Shares Outstanding	199,338
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09

Class R6 Shares
Net Assets	$89,114,819
Shares Outstanding	8,643,778
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.31
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest allocated from Portfolio (net of foreign taxes, $3,627,310)	$123,002,212
Dividends allocated from Portfolio (net of foreign taxes, $950,799)	7,055,466
Expenses, excluding interest expense, allocated from Portfolio	(21,559,904)
Interest expense allocated from Portfolio	(1,291,309)
Total investment income from Portfolio	$107,206,465

Expenses
Distribution and service fees
Class A	$204,596
Class C	350,073
Class R	5,308
Trustees’ fees and expenses	250
Custodian fee	29,708
Transfer and dividend disbursing agent fees	1,765,224
Legal and accounting services	34,902
Printing and postage	222,166
Registration fees	137,195
Miscellaneous	14,602
Total expenses	$2,764,024
Deduct —
Allocation of expenses to affiliate	$906,321
Total expense reductions	$906,321

Net expenses	$1,857,703

Net investment income	$105,348,762

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $796,922)	$36,500,267
Written options	2,744,894
Securities sold short	82,723
Futures contracts	(63,549,078)
Swap contracts	(23,992,649)
Forward volatility agreements	(467,996)
Foreign currency transactions	2,090,412
Forward foreign currency exchange contracts	(19,104,352)
Net realized loss	$(65,695,779)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $485,450)	$(18,940,460)
Written options	(2,524,215)
Securities sold short	(65,542)
Futures contracts	4,542,905
Swap contracts	(10,087,816)
Forward volatility agreements	(221,977)
Foreign currency	(3,048,058)
Forward foreign currency exchange contracts	(46,530,471)
Net change in unrealized appreciation (depreciation)	$(76,875,634)

Net realized and unrealized loss	$(142,571,413)

Net decrease in net assets from operations	$(37,222,651)

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$105,348,762	$89,507,352
Net realized loss	(65,695,779)	(1,197,782)
Net change in unrealized appreciation (depreciation)	(76,875,634)	16,019,054
Net increase (decrease) in net assets from operations	$(37,222,651)	$104,328,624
Distributions to shareholders —
From net investment income
Class A	$(3,617,789)	$(4,424,849)
Class C	(1,617,201)	(402,714)
Class I	(113,076,394)	(25,319,708)
Class R	(54,685)	(69,426)
Class R6	(753,076)	—
Total distributions to shareholders	$(119,119,145)	$(30,216,697)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$46,157,001	$102,071,667
Class C	18,595,720	26,231,744
Class I	1,634,874,736	2,318,019,560
Class R	52,910	250,892
Class R6	83,318,965	7,969,507
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,343,139	4,262,201
Class C	1,453,840	327,708
Class I	80,007,180	21,383,607
Class R	54,685	69,426
Class R6	753,076	—
Cost of shares redeemed
Class A	(20,281,107)	(294,033,234)
Class C	(6,693,153)	(14,186,647)
Class I	(597,960,829)	(436,065,907)
Class R	(319,072)	(3,363,460)
Class R6	(1,185,993)	(18,383)
Net increase in net assets from Fund share transactions	$1,242,171,098	$1,732,918,681

Net increase in net assets	$1,085,829,302	$1,807,030,608

Net Assets
At beginning of period	$3,577,957,332	$1,770,926,724
At end of period	$4,663,786,634	$3,577,957,332

Accumulated undistributed net investment income included in net assets
At end of period	$83,404,344	$97,174,727

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period	$10.560		$10.180	$10.100		$10.160	$9.540	$10.260

Income (Loss) From Operations
Net investment income(1)	$0.247		$0.416	$0.462		$0.515	$0.407	$0.297
Net realized and unrealized gain (loss)	(0.327)		0.111	0.237		(0.232)	0.213	(0.485)

Total income (loss) from operations	$(0.080)		$0.527	$0.699		$0.283	$0.620	$(0.188)

Less Distributions
From net investment income	$(0.290)		$(0.147)	$(0.619)		$(0.343)	$—	$—
From net realized gain	—		—	—		—	—	(0.532)

Total distributions	$(0.290)		$(0.147)	$(0.619)		$(0.343)	$—	$(0.532)

Net asset value — End of period	$10.190		$10.560	$10.180		$10.100	$10.160	$9.540

Total Return(2)	(0.78	)%(3)(4)	5.25%	7.27	%(5)	2.89%	6.50%	(1.92)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$148,273		$123,985	$307,915		$427,589	$372,302	$293,691
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	1.47	%(3)(9)	1.53%	1.56%		1.60%	1.74%	1.94%
Net investment income	4.79	%(9)	4.07%	4.69%		5.09%	4.16%	3.02%
Portfolio Turnover of the Portfolio	52	%(4)	76%	97%		75%	116%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.04% of average daily net assets for the six months ended April 30, 2018). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.06%, 0.04%, 0.03%, 0.03%, 0.13% and 0.42% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(9)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period	$10.330		$9.970	$9.900		$9.930	$9.390	$10.170

Income (Loss) From Operations
Net investment income(1)	$0.206		$0.347	$0.383		$0.430	$0.318	$0.231
Net realized and unrealized gain (loss)	(0.321)		0.095	0.237		(0.223)	0.222	(0.479)

Total income (loss) from operations	$(0.115)		$0.442	$0.620		$0.207	$0.540	$(0.248)

Less Distributions
From net investment income	$(0.245)		$(0.082)	$(0.550)		$(0.237)	$—	$—
From net realized gain	—		—	—		—	—	(0.532)

Total distributions	$(0.245)		$(0.082)	$(0.550)		$(0.237)	$—	$(0.532)

Net asset value — End of period	$9.970		$10.330	$9.970		$9.900	$9.930	$9.390

Total Return(2)	(1.14	)%(3)(4)	4.58%	6.45	%(5)	2.15%	5.75%	(2.56)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,994		$64,164	$49,817		$46,216	$48,835	$82,387
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	2.17	%(3)(9)	2.24%	2.26%		2.30%	2.47%	2.64%
Net investment income	4.09	%(9)	3.43%	3.96%		4.33%	3.34%	2.37%
Portfolio Turnover of the Portfolio	52	%(4)	76%	97%		75%	116%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.04% of average daily net assets for the six months ended April 30, 2018). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.06%, 0.06%, 0.03%, 0.03%, 0.16% and 0.42% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period	$10.680		$10.300	$10.210		$10.260	$9.610	$10.300

Income (Loss) From Operations
Net investment income(1)	$0.266		$0.462	$0.491		$0.548	$0.432	$0.318
Net realized and unrealized gain (loss)	(0.332)		0.098	0.247		(0.230)	0.218	(0.476)

Total income (loss) from operations	$(0.066)		$0.560	$0.738		$0.318	$0.650	$(0.158)

Less Distributions
From net investment income	$(0.334)		$(0.180)	$(0.648)		$(0.368)	$—	$—
From net realized gain	—		—	—		—	—	(0.532)

Total distributions	$(0.334)		$(0.180)	$(0.648)		$(0.368)	$—	$(0.532)

Net asset value — End of period	$10.280		$10.680	$10.300		$10.210	$10.260	$9.610

Total Return(2)	(0.64	)%(3)(4)	5.53%	7.62	%(5)	3.21%	6.76%	(1.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,349,393		$3,379,555	$1,407,915		$999,152	$799,117	$825,738
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	1.17	%(3)(9)	1.24%	1.26%		1.30%	1.45%	1.65%
Net investment income	5.11	%(9)	4.43%	4.92%		5.37%	4.40%	3.22%
Portfolio Turnover of the Portfolio	52	%(4)	76%	97%		75%	116%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.04% of average daily net assets for the six months ended April 30, 2018). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.06%, 0.06%, 0.03%, 0.03%, 0.14% and 0.42% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period	$10.440		$10.070	$10.010		$10.080	$9.480	$10.220

Income (Loss) From Operations
Net investment income(1)	$0.231		$0.398	$0.435		$0.481	$0.381	$0.275
Net realized and unrealized gain (loss)	(0.317)		0.104	0.237		(0.228)	0.219	(0.483)

Total income (loss) from operations	$(0.086)		$0.502	$0.672		$0.253	$0.600	$(0.208)

Less Distributions
From net investment income	$(0.264)		$(0.132)	$(0.612)		$(0.323)	$—	$—
From net realized gain	—		—	—		—	—	(0.532)

Total distributions	$(0.264)		$(0.132)	$(0.612)		$(0.323)	$—	$(0.532)

Net asset value — End of period	$10.090		$10.440	$10.070		$10.010	$10.080	$9.480

Total Return(2)	(0.85	)%(3)(4)	5.05%	7.05	%(5)	2.70%	6.22%	(2.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,012		$2,294	$5,279		$5,087	$3,661	$3,295
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	1.67	%(3)(9)	1.74%	1.76%		1.79%	1.95%	2.14%
Net investment income	4.52	%(9)	3.91%	4.46%		4.80%	3.94%	2.81%
Portfolio Turnover of the Portfolio	52	%(4)	76%	97%		75%	116%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.04% of average daily net assets for the six months ended April 30, 2018). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.06%, 0.05%, 0.03%, 0.03%, 0.14% and 0.42% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2018 (Unaudited)		Period Ended October 31, 2017(1)
Net asset value — Beginning of period	$10.690		$10.530

Income (Loss) From Operations
Net investment income(2)	$0.284		$0.179
Net realized and unrealized loss	(0.325)		(0.019)

Total income (loss) from operations	$(0.041)		$0.160

Less Distributions
From net investment income	$(0.339)		$—

Total distributions	$(0.339)		$—

Net asset value — End of period	$10.310		$10.690

Total Return(3)	(0.41	)%(4)(5)	1.52	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,115		$7,959
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.10	%(4)(8)	1.20	%(8)
Net investment income	5.47	%(8)	3.97	%(8)
Portfolio Turnover of the Portfolio	52	%(5)	76	%(9)

(1)	For the period from commencement of operations on May 31, 2017 to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended April 30, 2018). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Includes interest expense, primarily on securities sold short and reverse repurchase agreements, of 0.06% and 0.11% for the six months ended April 30, 2018 and the period ended October 31, 2017, respectively.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2017.

12	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (90.5% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $21,245,881 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $21,245,881 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2018, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.35%, 2.05%, 1.05%, 1.55% and 1.02% (1.49%, 2.19%, 1.19%, 1.69% and 1.09% prior to January 1, 2018) of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM was allocated $906,321 of the Fund’s operating expenses for the six months ended April 30, 2018. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $356,872 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,679 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $204,596 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $262,555 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $2,654 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $87,518 and $2,654 for Class C and Class R shares, respectively.

14

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $6,000 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,182,103,934 and $52,210,500, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	4,437,113	9,908,566
Issued to shareholders electing to receive payments of distributions in Fund shares	325,208	423,678
Redemptions	(1,953,762)	(28,831,072)

Net increase (decrease)	2,808,559	(18,498,828)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,823,689	2,586,829
Issued to shareholders electing to receive payments of distributions in Fund shares	144,230	33,135
Redemptions	(658,777)	(1,406,119)

Net increase	1,309,142	1,213,845

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	156,358,080	219,597,643
Issued to shareholders electing to receive payments of distributions in Fund shares	7,722,701	2,108,837
Redemptions	(57,501,134)	(41,978,333)

Net increase	106,579,647	179,728,147

15

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	5,169	24,637
Issued to shareholders electing to receive payments of distributions in Fund shares	5,366	6,970
Redemptions	(30,882)	(335,986)

Net decrease	(20,347)	(304,379)

Class R6	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)

Sales	7,939,624	746,157
Issued to shareholders electing to receive payments of distributions in Fund shares	72,621	—
Redemptions	(112,904)	(1,720)

Net increase	7,899,341	744,437

(1)	For the period from commencement of operations on May 31, 2017 to October 31, 2017.

16

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 51.9%
Security		Principal Amount (000’s omitted)	Value

Albania — 1.0%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	39,250	$52,774,675
Total Albania			$52,774,675

Argentina — 2.0%
City of Buenos Aires, 26.134%, (Badlar + 3.25%), 3/29/24(2)	ARS	383,356	$18,264,489
City of Buenos Aires, 27.908%, (Badlar + 5.00%), 1/23/22(2)	ARS	85,359	4,347,921
Provincia de Buenos Aires/Argentina, 27.00%, (Badlar + 3.75%), 4/12/25(1)(2)	ARS	260,600	12,925,201
Provincia de Buenos Aires/Argentina, 27.50%, (Badlar + 3.83%), 5/31/22(2)	ARS	266,612	13,169,970
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,946	2,291,169
Republic of Argentina, 6.25%, 11/9/47	EUR	21,878	24,510,079
Republic of Argentina, 6.875%, 1/11/48	USD	30,547	27,198,285
Republic of Argentina, 7.625%, 4/22/46	USD	1,458	1,410,615
Total Argentina			$104,117,729

Australia — 2.2%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	119,004	$84,744,589
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	34,500	26,360,428
Total Australia			$111,105,017

Barbados — 1.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	29,459	$22,830,725
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	29,435	25,461,275
Barbados Government International Bond, 7.25%, 12/15/21(1)	USD	30,909	27,199,920
Total Barbados			$75,491,920

Dominican Republic — 3.7%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	4,187,800	$87,597,948
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	4,456,860
Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	19,650,629
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,782,000	40,340,728
Dominican Republic, 12.00%, 3/5/32(1)	DOP	341,000	7,805,589
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	20,466,525
Dominican Republic, 15.00%, 4/5/19(1)	DOP	393,400	8,516,989
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,550,688
Total Dominican Republic			$191,385,956

Security		Principal Amount (000’s omitted)	Value

El Salvador — 4.8%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$4,047,365
Republic of El Salvador, 6.375%, 1/18/27(1)(3)	USD	17,931	17,774,104
Republic of El Salvador, 7.625%, 9/21/34(1)	USD	1,741	1,832,402
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	27,000	28,215,000
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	30,500	32,979,650
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	33,712	37,319,858
Republic of El Salvador, 8.625%, 2/28/29(1)(3)	USD	107,904	123,550,080
Total El Salvador			$245,718,459

Georgia — 0.1%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$136,400
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,325	1,766,277
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	899,712
Total Georgia			$2,802,389

Iceland — 1.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,753,946	$16,917,201
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674	737,800
Republic of Iceland, 6.50%, 1/24/31	ISK	5,991,265	65,934,115
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876	5,951,658
Republic of Iceland, 8.00%, 6/12/25	ISK	351,832	4,064,901
Total Iceland			$93,605,675

India — 1.9%
India Government Bond, 6.97%, 9/6/26	INR	3,840,000	$54,309,303
India Government Bond, 7.59%, 3/20/29	INR	2,046,000	29,866,879
India Government Bond, 7.61%, 5/9/30	INR	1,113,060	16,102,179
Total India			$100,278,361

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	2,974,820	$9,398,879
Total Kazakhstan			$9,398,879

Macedonia — 4.7%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	30,173	$36,162,535
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	88,774	114,433,682
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	52,370	68,890,390
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	16,719	23,352,540
Total Macedonia			$242,839,147

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

New Zealand — 4.7%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	41,301	$30,321,655
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	103,262	78,703,265
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	104,294	78,205,102
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	67,122	53,842,924
Total New Zealand			$241,072,946

Serbia — 14.6%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	20,863,180	$230,378,108
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	21,873,110	239,148,908
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	20,613,276
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,665,610	20,127,938
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	2,364,370	28,847,512
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	12,091,930	149,908,675
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	60,069,700
Total Serbia			$749,094,117

Sri Lanka — 6.9%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	6,287,550	$39,777,665
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	743,801
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,314,370
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,237,179
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	4,424,000	27,475,312
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740	15,425,417
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,572,110
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900	13,773,386
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	29,372,096
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930	3,834,153
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000	11,047,123
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	3,373,000	21,824,315
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	6,436,720	42,158,190
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000	8,268,917
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	659,171
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	5,923,870	39,065,274
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	3,395,413
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	4,654,458
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	4,627,589
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	3,650,000	24,322,887
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	12,170,103
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	3,105,000	20,907,302
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,346,000	9,118,582
Total Sri Lanka			$356,744,813

Security		Principal Amount (000’s omitted)		Value

Tanzania — 0.0%
United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	0	(5)	$252
Total Tanzania				$252

Thailand — 1.0%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	1,644,655		$50,484,008
Total Thailand				$50,484,008

Turkey — 0.8%
Republic of Turkey, 6.00%, 3/25/27	USD	42,000		$42,233,730
Total Turkey				$42,233,730

Total Foreign Government Bonds (identified cost $2,564,128,395)				$2,669,148,073

Foreign Corporate Bonds — 2.0%
Security		Principal Amount (000’s omitted)		Value

Argentina — 0.3%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	165,870		$8,022,076
YPF SA, 26.563%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	10,071		7,654,665
Total Argentina				$15,676,741

China — 0.3%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	3,282		$3,302,513
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	5,377		5,038,975
KWG Property Holding, Ltd., 6.00%, 9/15/22(1)	USD	5,375		5,034,891
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	1,000		894,597
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	2,835		2,829,273
Total China				$17,100,249

Ecuador — 0.5%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.925%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	3,998		$4,017,402
Petroamazonas EP, 4.625%, 11/6/20(1)	USD	22,000		20,385,530
Total Ecuador				$24,402,932

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.1%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$6,862,940
Total Georgia			$6,862,940

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	13,133	$13,773,234
Total Honduras			$13,773,234

Iceland — 0.4%
Heimavellir HF, 7.91%, 4/25/23(6)	ISK	1,963,167	$19,400,800
Total Iceland			$19,400,800

Indonesia — 0.0%(7)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$1,983,671
Total Indonesia			$1,983,671

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	5,376	$4,882,026
Total Singapore			$4,882,026

Total Foreign Corporate Bonds (identified cost $111,619,329)			$104,082,593

Sovereign Loans — 2.4%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.4%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(2)(8)		$21,920	$22,059,214
Total Barbados			$22,059,214

Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(8)		$7,544	$7,306,493
Total Ethiopia			$7,306,493

Borrower		Principal Amount (000’s omitted)	Value

Iceland — 0.8%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing January 25, 2028(6)(9)	ISK	4,000,000	$39,087,538
Total Iceland			$39,087,538

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,134	$3,134,000
Total Kenya			$3,134,000

Tanzania — 1.0%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$50,800	$51,542,493
Total Tanzania			$51,542,493

Total Sovereign Loans (identified cost $122,446,675)			$123,129,738

Credit Linked Notes — 0.1%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(10)(11)		$3,000	$3,022,500
Total Argentina			$3,022,500

Total Credit Linked Notes (identified cost $3,034,039)			$3,022,500

Collateralized Mortgage Obligations — 0.9%
Security		Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(12)
Series 362, Class C6, 3.50%, 12/15/47		$35,009	$7,948,142
Series 2770, Class SH, 5.203%, (7.10% - 1 mo. USD LIBOR), 3/15/34(13)		1,884	319,843
Series 4791, Class JI, 4.00%, 5/15/48		65,698	15,846,762
			$24,114,747

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Interest Only:(12)
Series 424, Class C8, 3.50%, 2/25/48	$49,565	$11,283,871
Series 2010-67, Class BI, 5.50%, 6/25/25	263	7,302
Series 2010-109, Class PS, 4.703%, (6.60% - 1 mo. USD LIBOR), 10/25/40(13)	4,552	703,628
Series 2018-21, Class IO, 3.00%, 4/25/48	51,481	10,322,102
		$22,316,903

Total Collateralized Mortgage Obligations (identified cost $44,030,276)		$46,431,650

Small Business Administration Loans (Interest Only)(14) — 1.1%
Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,286	$100,583
1.88%, 10/30/42 to 12/28/42	11,193	967,893
2.13%, 1/25/43	1,762	172,703
2.24%, 8/15/40	65,845	6,523,902
2.38%, 11/30/42 to 3/1/43	6,384	709,025
2.48%, 10/12/42	263	28,813
2.63%, 10/27/42 to 3/22/43	11,947	1,485,823
2.803%, 10/1/40	140,338	18,294,725
2.88%, 10/27/42 to 2/13/43	10,785	1,482,663
3.028%, 10/12/39	151,702	21,020,537
3.13%, 12/11/42 to 2/15/43	7,801	1,190,626
3.134%, 10/12/42	1,060	146,501
3.38%, 12/18/42	686	116,997
3.63%, 10/27/42 to 3/28/43	24,043	4,279,526
3.634%, 11/22/42	3,340	592,314

Total Small Business Administration Loans (Interest Only) (identified cost $56,219,898)		$57,112,631

Common Stocks — 6.9%
Security	Shares	Value

Cyprus — 0.3%
Bank of Cyprus Holdings PLC(15)(16)	6,951,689	$15,908,036
Bank of Cyprus Holdings PLC(15)(16)	1,075,268	2,476,524
Total Cyprus		$18,384,560

Iceland — 2.7%
Eik Fasteignafelag HF	99,681,305	$9,841,054
Eimskipafelag Islands HF	6,347,970	14,020,865

Security	Shares	Value

Iceland (continued)
Hagar HF(15)	40,218,755	$16,295,770
Heimavellir HF(15)	143,296,854	1,940,080
Icelandair Group HF	62,006,300	8,272,409
N1 HF(15)	4,045,400	4,417,597
Reginn HF(15)	56,412,638	13,547,061
Reitir Fasteignafelag HF	27,213,913	24,231,382
Siminn HF	477,902,040	20,780,403
Sjova-Almennar Tryggingar HF	54,050,814	8,866,919
Tryggingamidstodin HF	851,393	298,484
Tryggingamidstodin HF	16,591,329	5,820,656
Vatryggingafelag Islands HF	65,137,096	8,915,395
Total Iceland		$137,248,075

Japan — 1.0%
Mitsubishi UFJ Financial Group, Inc.	2,574,900	$17,255,286
Mizuho Financial Group, Inc.	5,368,600	9,713,068
Resona Holdings, Inc.	730,800	4,152,463
Sumitomo Mitsui Financial Group, Inc.	319,700	13,324,534
Sumitomo Mitsui Trust Holdings, Inc.	165,100	7,001,408
Total Japan		$51,446,759

Serbia — 0.0%(7)
Komercijalna Banka AD Beograd(15)	32,745	$620,789
Total Serbia		$620,789

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.	79,369,266	$25,567,857
Total Singapore		$25,567,857

South Korea — 0.6%
Hana Financial Group, Inc.	21,300	$946,427
Hyundai Heavy Industries Co., Ltd.(15)	669	74,060
Hyundai Mobis Co., Ltd.	5,080	1,176,444
Hyundai Motor Co.	9,247	1,379,169
KB Financial Group, Inc.	20,997	1,192,946
Korea Electric Power Corp.	21,500	752,108
Korea Zinc Co., Ltd.	1,431	579,165
KT&G Corp.	6,856	626,928
LG Chem, Ltd.	2,199	736,068
LG Corp.	8,624	652,360
LG Electronics, Inc.	8,600	815,442
LG Household & Health Care, Ltd.	727	928,291
Lotte Chemical Corp.	1,700	654,631
Naver Corp.	2,544	1,696,447

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
POSCO	2,756	$949,609
S-Oil Corp.	6,100	625,608
Samsung Biologics Co., Ltd.(10)(15)	1,812	822,994
Samsung C&T Corp.	7,800	1,017,373
Samsung Electronics Co., Ltd.	1,881	4,662,259
Samsung Fire & Marine Insurance Co., Ltd.	2,300	574,287
Samsung Life Insurance Co., Ltd.	9,200	1,004,336
Samsung SDI Co., Ltd.	4,297	731,692
Samsung SDS Co., Ltd.	4,524	1,027,573
Shinhan Financial Group Co., Ltd.	16,666	742,081
SK Holdings Co., Ltd.	2,500	684,322
SK Hynix, Inc.	28,089	2,209,031
SK Innovation Co., Ltd.	3,677	673,797
SK Telecom Co., Ltd.	4,000	854,652
Woori Bank	45,755	683,096
Total South Korea		$29,473,196

Turkey — 0.4%
Akbank Turk AS	3,692,941	$7,683,804
Turkiye Garanti Bankasi AS	2,835,020	6,419,703
Turkiye Is Bankasi AS, Class C	5,394,867	8,174,661
Total Turkey		$22,278,168

Vietnam — 1.4%
Bank for Foreign Trade of Vietnam JSC	1,526,750	$4,002,294
Bank for Investment and Development of Vietnam JSC	845,160	1,332,937
Bao Viet Holdings	283,140	1,140,098
Binh Minh Plastics JSC	460,800	1,077,058
Coteccons Construction JSC	239,670	1,416,804
Danang Rubber JSC	120,210	128,502
Domesco Medical Import Export JSC	195,910	844,017
FPT Corp.	26,960	72,234
HA TIEN 1 Cement JSC	388,990	225,127
Ho Chi Minh City Infrastructure Investment JSC(15)	1,400,400	1,930,296
Hoa Phat Group JSC(15)	1,569,170	3,698,985
Hoa Sen Group	255,450	187,276
KIDO Group Corp.	673,920	1,078,908
Kinh Bac City Development Share Holding Corp.(15)	921,600	536,656
Masan Group Corp.(15)	1,399,400	5,620,458
Mobile World Investment Corp.	279,000	1,247,879
PetroVietnam Drilling & Well Services JSC(15)	465,230	346,140
PetroVietnam Fertilizer & Chemical JSC	695,170	582,254
PetroVietnam Gas JSC	297,000	1,448,393
PetroVietnam Nhon Trach 2 Power JSC	1,590,240	2,198,749
PetroVietnam Technical Services Corp.	1,128,300	899,458

Security		Shares	Value

Vietnam (continued)
Pha Lai Thermal Power JSC		400,170	$322,527
Refrigeration Electrical Engineering Corp.		703,160	1,186,570
Saigon - Hanoi Commercial Joint Stock Bank(15)		1,719,602	859,597
Saigon Securities, Inc.		1,202,580	1,893,550
Saigon Thuong Tin Commercial JSB(15)		2,163,900	1,310,761
Tan Tao Investment & Industry JSC(15)		1,920,000	208,439
Viet Capital Securities JSC(15)		597,140	2,422,829
Vietnam Construction and Import-Export JSC		562,200	451,668
Vietnam Dairy Products JSC		820,400	6,652,880
Vietnam Joint Stock Commercial Bank for Industry and Trade		216,000	276,642
Vietnam Prosperity JSC Bank(15)		1,144,060	2,877,049
Vietnam Technological & Commercial Joint Stock Bank(15)		469,400	2,639,454
Vingroup JSC(15)		3,470,160	19,120,016
Total Vietnam			$70,236,505

Total Common Stocks (identified cost $344,661,170)			$355,255,909

Warrants — 0.0%(7)
Security	Shares		Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(6)(15)		22,753,484	$266,301

Total Warrants (identified cost $0)			$266,301

Short-Term Investments — 30.9%

Foreign Government Securities — 22.1%
Security		Principal Amount (000’s omitted)	Value

Argentina — 3.0%
Banco Central Del Argentina, 0.00%, 5/16/18	ARS	209,580	$10,102,543
Banco Central Del Argentina, 0.00%, 6/21/18	ARS	771,500	36,104,620
Banco Central Del Argentina, 0.00%, 7/18/18	ARS	1,612,051	73,869,104
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	724,191	32,555,942
Total Argentina			$152,632,209

Egypt — 9.3%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	490,725	$27,795,242
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	978,300	55,517,348
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	264,450	14,870,913

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	262,350	$14,703,636
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	202,000	11,283,739
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	289,400	16,112,638
Egypt Treasury Bill, 0.00%, 7/10/18	EGP	908,800	49,784,018
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	1,246,450	68,270,513
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	1,042,375	56,739,326
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	530,350	28,977,056
Egypt Treasury Bill, 0.00%, 8/7/18	EGP	180,025	9,804,913
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	1,235,375	67,070,821
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	71,125	3,849,339
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	439,200	23,521,567
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	287,425	15,344,995
Egypt Treasury Bill, 0.00%, 9/18/18	EGP	52,600	2,799,440
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	53,600	2,843,793
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	149,475	7,905,962
Total Egypt			$477,195,259

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	1,562	$637,328
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	870	354,463
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	186	75,258
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	7,625	3,063,849
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	700	270,543
Total Georgia			$4,401,441

Kazakhstan — 3.6%
National Bank of Kazakhstan Note, 0.00%, 5/18/18	KZT	9,975,476	$30,361,425
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	25,428,238	76,171,343
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	13,987,849	41,317,599
National Bank of Kazakhstan Note, 0.00%, 2/8/19	KZT	5,972,050	17,131,677
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	7,703,382	21,930,336
Total Kazakhstan			$186,912,380

Nigeria — 6.1%
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	8,809,529	$24,451,264
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	1,558,159	4,286,686
Nigeria Treasury Bill, 0.00%, 6/14/18	NGN	3,635,710	9,982,357
Nigeria Treasury Bill, 0.00%, 6/21/18	NGN	5,713,240	15,654,238
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	2,465,978	6,741,700
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	18,698,464	51,035,255
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	1,235,480	3,361,714
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	1,399,450	3,798,366
Nigeria Treasury Bill, 0.00%, 7/26/18	NGN	4,820,545	13,056,895

Security		Principal Amount (000’s omitted)	Value

Nigeria (continued)
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	6,564,636	$17,707,458
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	2,294,020	6,179,585
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	1,226,546	3,294,746
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	489,805	1,314,098
Nigeria Treasury Bill, 0.00%, 9/6/18	NGN	3,991,350	10,676,795
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	2,985,060	7,975,106
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	5,178,361	13,797,745
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	3,685,257	9,795,945
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	1,752,191	4,651,743
Nigeria Treasury Bill, 0.00%, 10/11/18	NGN	2,675,000	7,080,480
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	3,670,848	9,704,136
Nigeria Treasury Bill, 0.00%, 10/25/18	NGN	1,995,675	5,258,191
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	4,973,247	13,082,271
Nigeria Treasury Bill, 0.00%, 11/22/18	NGN	2,394,810	6,246,143
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	1,995,680	5,191,548
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	15,300,882	39,624,524
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	484,060	1,238,096
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	7,509,386	19,158,853
Total Nigeria			$314,345,938

Total Foreign Government Securities (identified cost $1,137,660,831)			$1,135,487,227

U.S. Treasury Obligations — 3.2%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(17)		$29,000	$28,997,486
U.S. Treasury Bill, 0.00%, 5/17/18(17)		36,000	35,974,600
U.S. Treasury Bill, 0.00%, 5/24/18(17)		100,000	99,898,257

Total U.S. Treasury Obligations (identified cost $164,879,315)			$164,870,343

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 5.6%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(18)	290,954,373	$290,925,278

Total Other (identified cost $290,918,655)		$290,925,278

Total Short-Term Investments (identified cost $1,593,458,801)		$1,591,282,848

Total Purchased Options — 0.3% (identified cost $24,125,306)		$17,238,462

Total Investments — 96.5% (identified cost $4,863,723,889)		$4,966,970,705

Other Assets, Less Liabilities — 3.5%		$182,148,743

Net Assets — 100.0%		$5,149,119,448

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $1,225,702,501 or 23.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Principal amount is less than $500.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)	Amount is less than 0.05%.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Fixed-rate loan.

(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $3,845,494 or 0.1% of the Portfolio’s net assets.

(11)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(12)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2018.

(14)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(15)	Non-income producing security.

(16)	Securities are traded on separate exchanges for the same entity.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options — 0.2%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	47,210,000	SEK	9.96	4/15/19	$342,464
Call SEK/Put EUR	BNP Paribas	EUR	30,685,000	SEK	9.96	4/15/19	222,591
Call SEK/Put EUR	Citibank, N.A.	EUR	70,810,000	SEK	9.58	4/12/19	190,431
Call SEK/Put EUR	Citibank, N.A.	EUR	47,190,000	SEK	9.96	4/12/19	339,526
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	169,871
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	169,871
Call SEK/Put EUR	Deutsche Bank AG	EUR	110,720,000	SEK	9.56	4/23/19	299,233
Put CNH/Call USD	Bank of America, N.A.	USD	170,000,000	CNH	7.40	11/12/18	45,390
Put CNH/Call USD	BNP Paribas	USD	197,300,000	CNH	6.86	8/9/18	53,468
Put CNH/Call USD	Citibank, N.A.	USD	182,000,000	CNH	6.85	7/23/18	29,848
Put CNH/Call USD	Citibank, N.A.	USD	171,500,000	CNH	7.45	11/9/18	37,387
Put CNH/Call USD	Deutsche Bank AG	USD	38,410,000	CNH	7.40	11/12/18	10,256
Put CNH/Call USD	Goldman Sachs International	USD	120,200,000	CNH	7.40	11/12/18	32,093
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	156,760,000	CNH	7.45	11/9/18	34,174
Put CNH/Call USD	Standard Chartered Bank	USD	108,580,000	CNH	6.96	8/20/18	23,779
Put EUR/Call USD	BNP Paribas	EUR	99,218,000	USD	1.22	2/27/20	2,484,856
Put EUR/Call USD	BNP Paribas	USD	103,555,000	USD	0.88	2/28/22	390,609
Put EUR/Call USD	Citibank, N.A.	EUR	198,955,000	USD	1.21	2/27/20	4,363,806
Put EUR/Call USD	Goldman Sachs International	EUR	99,217,000	USD	1.21	2/27/20	2,229,627
Put EUR/Call USD	Goldman Sachs International	USD	103,630,000	USD	0.87	2/24/22	388,716

Total							$11,857,996

Purchased Call Options — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

FTSE 100 Index	Goldman Sachs International	3,562	GBP	26,748,127	GBP	6,275.00	2/15/22	$5,380,466

Total								$5,380,466

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,738,833	AUD	2,301,870	Citibank, N.A.	5/1/18	$5,870	$—
AUD	41,650,000	USD	33,740,457	Australia and New Zealand Banking Group Limited	5/2/18	—	(2,384,258)
AUD	25,820,000	USD	20,298,419	Goldman Sachs International	5/2/18	—	(859,834)
AUD	9,294,648	USD	7,151,553	JPMorgan Chase Bank, N.A.	5/2/18	—	(154,078)
EUR	9,293,763	HUF	2,884,333,425	Credit Agricole Corporate and Investment Bank	5/2/18	120,503	—
EUR	8,826,442	PLN	36,815,559	Bank of America, N.A.	5/2/18	169,597	—
HUF	2,884,333,425	EUR	9,294,156	Credit Agricole Corporate and Investment Bank	5/2/18	—	(120,976)
KRW	6,640,700,000	USD	6,170,507	Australia and New Zealand Banking Group Limited	5/2/18	47,085	—
KRW	3,832,400,000	USD	3,561,048	Australia and New Zealand Banking Group Limited	5/2/18	27,173	—

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KRW	6,640,700,000	USD	6,220,214	Bank of America, N.A.	5/2/18	$—	$(2,621)
KRW	1,828,400,000	USD	1,698,941	BNP Paribas	5/2/18	12,964	—
KRW	58,055,000,000	USD	54,460,600	Goldman Sachs International	5/2/18	—	(104,531)
KRW	18,493,900,000	USD	17,494,939	JPMorgan Chase Bank, N.A.	5/2/18	—	(179,364)
KRW	99,909,000,000	USD	92,834,975	Nomura International PLC	5/2/18	708,399	—
KRW	35,082,000,000	USD	32,894,515	Nomura International PLC	5/2/18	—	(47,738)
KRW	12,580,600,000	USD	11,689,835	Standard Chartered Bank	5/2/18	89,202	—
KRW	3,832,400,000	USD	3,550,261	Standard Chartered Bank	5/2/18	37,961	—
KRW	2,687,100,000	USD	2,522,862	Standard Chartered Bank	5/2/18	—	(6,968)
KZT	1,696,950,000	USD	4,937,156	Deutsche Bank AG	5/2/18	246,665	—
KZT	1,061,553,000	USD	3,089,053	Goldman Sachs International	5/2/18	153,766	—
KZT	567,380,000	USD	1,647,684	Standard Chartered Bank	5/2/18	85,541	—
NZD	20,000,000	USD	14,075,400	Australia and New Zealand Banking Group Limited	5/2/18	—	(3,399)
NZD	68,032,700	USD	47,929,037	Australia and New Zealand Banking Group Limited	5/2/18	—	(61,227)
PHP	209,491,000	USD	4,058,016	BNP Paribas	5/2/18	—	(9,841)
PHP	1,219,000,000	USD	23,571,498	Deutsche Bank AG	5/2/18	—	(15,714)
PHP	1,204,000,000	USD	23,281,446	Goldman Sachs International	5/2/18	—	(15,521)
PHP	938,670,000	USD	18,189,517	JPMorgan Chase Bank, N.A.	5/2/18	—	(50,791)
PHP	1,209,640,000	USD	23,455,136	Nomura International PLC	5/2/18	—	(80,224)
PHP	865,280,000	USD	16,731,703	Standard Chartered Bank	5/2/18	—	(11,155)
PHP	930,479,000	USD	18,009,852	UBS AG	5/2/18	—	(29,408)
PLN	36,815,559	EUR	8,824,983	Bank of America, N.A.	5/2/18	—	(167,834)
USD	36,748,195	AUD	48,770,000	Australia and New Zealand Banking Group Limited	5/2/18	31,705	—
USD	14,099,239	AUD	18,700,000	Australia and New Zealand Banking Group Limited	5/2/18	20,946	—
USD	7,003,517	AUD	9,294,648	Australia and New Zealand Banking Group Limited	5/2/18	6,042	—
USD	3,582,352	KRW	3,832,400,000	Australia and New Zealand Banking Group Limited	5/2/18	—	(5,870)
USD	6,207,422	KRW	6,640,700,000	Australia and New Zealand Banking Group Limited	5/2/18	—	(10,171)
USD	6,170,507	KRW	6,640,700,000	Bank of America, N.A.	5/2/18	—	(47,085)
USD	1,712,803	KRW	1,828,400,000	BNP Paribas	5/2/18	898	—
USD	53,944,434	KRW	58,055,000,000	Goldman Sachs International	5/2/18	—	(411,635)
USD	17,184,445	KRW	18,493,900,000	JPMorgan Chase Bank, N.A.	5/2/18	—	(131,130)
USD	93,574,038	KRW	99,909,000,000	Nomura International PLC	5/2/18	30,664	—
USD	32,598,030	KRW	35,082,000,000	Nomura International PLC	5/2/18	—	(248,747)
USD	2,496,841	KRW	2,687,100,000	Standard Chartered Bank	5/2/18	—	(19,053)
USD	3,561,048	KRW	3,832,400,000	Standard Chartered Bank	5/2/18	—	(27,173)
USD	11,654,423	KRW	12,580,600,000	Standard Chartered Bank	5/2/18	—	(124,614)
USD	47,795,991	NZD	64,450,000	Australia and New Zealand Banking Group Limited	5/2/18	2,448,968	—
USD	17,194,052	NZD	23,582,700	Goldman Sachs International	5/2/18	601,264	—
USD	4,050,875	PHP	209,491,000	BNP Paribas	5/2/18	2,701	—
USD	23,424,289	PHP	1,219,000,000	Deutsche Bank AG	5/2/18	—	(131,494)
USD	23,138,272	PHP	1,204,000,000	Goldman Sachs International	5/2/18	—	(127,653)
USD	18,150,827	PHP	938,670,000	JPMorgan Chase Bank, N.A.	5/2/18	12,101	—
USD	23,390,506	PHP	1,209,640,000	Nomura International PLC	5/2/18	15,594	—
USD	16,663,714	PHP	865,280,000	Standard Chartered Bank	5/2/18	—	(56,834)
USD	17,992,439	PHP	930,479,000	UBS AG	5/2/18	11,995	—
USD	5,102,952	UYU	145,230,000	Citibank, N.A.	5/2/18	—	(1,794)

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	5,078,682	UYU	145,230,000	Citibank, N.A.	5/2/18	$—	$(26,063)
UYU	145,230,000	USD	5,039,209	Citibank, N.A.	5/2/18	65,536	—
UYU	145,230,000	USD	5,078,682	Citibank, N.A.	5/2/18	26,063	—
CZK	472,437,000	EUR	18,728,905	Citibank, N.A.	5/7/18	—	(328,330)
EUR	18,666,161	CZK	472,437,000	Citibank, N.A.	5/7/18	252,539	—
EUR	13,079,410	HUF	4,050,870,000	Goldman Sachs International	5/7/18	202,652	—
EUR	8,076,065	PLN	33,657,000	BNP Paribas	5/7/18	165,878	—
HUF	4,050,870,000	EUR	13,056,793	Goldman Sachs International	5/7/18	—	(175,331)
PLN	33,657,000	EUR	8,057,120	BNP Paribas	5/7/18	—	(142,994)
RUB	2,416,325,606	USD	41,635,661	BNP Paribas	5/7/18	—	(3,283,022)
RUB	2,416,618,859	USD	41,644,302	Deutsche Bank AG	5/7/18	—	(3,287,008)
RUB	1,284,156,000	USD	22,213,389	Goldman Sachs International	5/7/18	—	(1,830,882)
RUB	1,088,751,000	USD	18,810,975	Standard Chartered Bank	5/7/18	—	(1,529,995)
SGD	95,282,821	USD	72,283,619	Deutsche Bank AG	5/7/18	—	(420,714)
SGD	6,731,486	USD	5,142,072	Nomura International PLC	5/7/18	—	(65,142)
USD	24,691,399	CLP	14,742,000,000	JPMorgan Chase Bank, N.A.	5/7/18	656,799	—
USD	37,668,361	COP	105,248,000,000	BNP Paribas	5/7/18	200,614	—
USD	15,479,924	COP	43,091,000,000	BNP Paribas	5/7/18	139,749	—
USD	5,160,072	COP	14,345,000,000	BNP Paribas	5/7/18	53,326	—
USD	56,760,345	COP	158,640,000,000	Standard Chartered Bank	5/7/18	285,320	—
USD	10,320,158	COP	28,721,000,000	Standard Chartered Bank	5/7/18	95,630	—
USD	209,801,873	EUR	167,903,959	Standard Chartered Bank	5/7/18	6,984,513	—
USD	19,734,018	RUB	1,223,064,282	BNP Paribas	5/7/18	321,177	—
USD	12,294,149	RUB	798,505,000	Goldman Sachs International	5/7/18	—	(379,960)
USD	21,520,130	RUB	1,381,248,000	Goldman Sachs International	5/7/18	—	(403,450)
USD	18,331,313	RUB	1,191,847,000	Standard Chartered Bank	5/7/18	—	(586,037)
USD	39,736,754	RUB	2,553,301,000	Standard Chartered Bank	5/7/18	—	(790,000)
UYU	405,243,408	USD	14,022,263	JPMorgan Chase Bank, N.A.	5/7/18	213,037	—
RUB	3,772,477,606	USD	65,231,664	BNP Paribas	5/8/18	—	(5,360,986)
RUB	1,932,264,513	USD	33,388,591	Credit Suisse International	5/8/18	—	(2,722,806)
USD	11,231,277	RUB	699,147,000	BNP Paribas	5/8/18	135,544	—
USD	46,868,244	RUB	2,924,719,000	Credit Suisse International	5/8/18	451,822	—
USD	35,449,055	RUB	2,185,745,119	Goldman Sachs International	5/8/18	760,435	—
UYU	301,650,000	USD	10,018,266	Citibank, N.A.	5/8/18	576,399	—
AUD	156,671,451	USD	123,175,878	Australia and New Zealand Banking Group Limited	5/9/18	—	(5,224,223)
AUD	18,886,554	USD	14,791,798	Goldman Sachs International	5/9/18	—	(572,869)
COP	69,795,160,000	USD	24,354,937	Standard Chartered Bank	5/9/18	491,453	—
ILS	58,261,000	USD	16,901,208	Goldman Sachs International	5/9/18	—	(705,991)
ILS	822,735,000	USD	238,073,673	Goldman Sachs International	5/9/18	—	(9,372,271)
NZD	9,523,483	USD	6,861,460	Australia and New Zealand Banking Group Limited	5/9/18	—	(161,023)
USD	54,021,534	AUD	68,976,105	Goldman Sachs International	5/9/18	2,092,189	—
USD	15,480,127	COP	43,107,000,000	BNP Paribas	5/9/18	134,460	—
USD	23,220,571	COP	64,708,000,000	Standard Chartered Bank	5/9/18	185,160	—
USD	136,844,763	NZD	187,692,553	Australia and New Zealand Banking Group Limited	5/9/18	4,789,906	—
CZK	460,503,000	EUR	18,015,069	JPMorgan Chase Bank, N.A.	5/10/18	—	(30,504)
CZK	1,944,655,000	EUR	76,022,479	JPMorgan Chase Bank, N.A.	5/10/18	—	(64,497)

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	109,767,504	CZK	2,796,876,000	JPMorgan Chase Bank, N.A.	5/10/18	$611,213	$—
EUR	48,575,087	CZK	1,230,917,000	JPMorgan Chase Bank, N.A.	5/10/18	590,307	—
EUR	30,908,513	CZK	782,279,000	JPMorgan Chase Bank, N.A.	5/10/18	420,839	—
THB	812,910,000	USD	25,587,347	Citibank, N.A.	5/10/18	173,115	—
THB	271,828,000	USD	8,218,534	Deutsche Bank AG	5/10/18	395,476	—
THB	206,890,000	USD	6,372,218	Deutsche Bank AG	5/10/18	183,959	—
THB	187,581,000	USD	5,773,944	Deutsche Bank AG	5/10/18	170,347	—
THB	103,737,762	USD	3,330,533	Deutsche Bank AG	5/10/18	—	(43,167)
THB	346,073,163	USD	11,130,797	Deutsche Bank AG	5/10/18	—	(164,018)
THB	161,026,000	USD	4,869,247	Standard Chartered Bank	5/10/18	233,537	—
THB	172,970,418	USD	5,573,398	Standard Chartered Bank	5/10/18	—	(92,105)
TRY	41,202,769	USD	10,104,677	Standard Chartered Bank	5/10/18	14,157	—
USD	221,674	EUR	181,866	Bank of America, N.A.	5/10/18	1,946	—
USD	35,490,963	EUR	28,678,060	JPMorgan Chase Bank, N.A.	5/10/18	842,428	—
USD	216,533	EUR	176,576	JPMorgan Chase Bank, N.A.	5/10/18	3,196	—
USD	62,592,045	EUR	52,439,716	JPMorgan Chase Bank, N.A.	5/10/18	—	(765,078)
USD	25,884,732	THB	812,910,000	Citibank, N.A.	5/10/18	124,270	—
USD	19,123,828	THB	594,416,395	Deutsche Bank AG	5/10/18	287,253	—
USD	20,588,703	THB	647,000,000	Deutsche Bank AG	5/10/18	85,796	—
USD	6,588,854	THB	206,890,000	Deutsche Bank AG	5/10/18	32,676	—
USD	5,773,944	THB	187,581,000	Deutsche Bank AG	5/10/18	—	(170,347)
USD	8,218,534	THB	271,828,000	Deutsche Bank AG	5/10/18	—	(395,476)
USD	20,546,639	THB	646,500,000	Standard Chartered Bank	5/10/18	59,576	—
USD	4,869,247	THB	161,026,000	Standard Chartered Bank	5/10/18	—	(233,537)
USD	105,057,330	TRY	431,927,452	Goldman Sachs International	5/10/18	—	(1,018,113)
USD	142,929,196	TRY	588,864,000	Standard Chartered Bank	5/10/18	—	(1,687,704)
AUD	42,429,000	USD	31,897,061	Australia and New Zealand Banking Group Limited	5/11/18	46,130	—
AUD	24,223,000	USD	18,210,246	Australia and New Zealand Banking Group Limited	5/11/18	26,336	—
EUR	32,773,797	SEK	329,103,000	Credit Suisse International	5/11/18	1,994,478	—
SEK	329,103,000	EUR	33,016,869	Credit Suisse International	5/11/18	—	(2,288,176)
USD	1,879,047	NZD	2,621,000	Australia and New Zealand Banking Group Limited	5/11/18	35,002	—
USD	6,110,174	NZD	8,944,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(182,517)
USD	17,322,863	NZD	25,357,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(517,450)
EUR	3,283,302	SEK	32,983,000	Deutsche Bank AG	5/14/18	198,332	—
EUR	3,271,353	SEK	33,036,500	Deutsche Bank AG	5/14/18	177,777	—
KZT	1,107,185,000	USD	3,210,628	Goldman Sachs International	5/14/18	163,615	—
RUB	1,231,074,000	USD	21,500,472	Bank of America, N.A.	5/14/18	—	(1,976,957)
SEK	66,019,500	EUR	6,662,766	Deutsche Bank AG	5/14/18	—	(506,765)
SGD	8,296,000	USD	6,274,296	Bank of America, N.A.	5/14/18	—	(16,553)
USD	16,769,790	RUB	1,045,282,000	Bank of America, N.A.	5/14/18	192,738	—
USD	7,858,367	SGD	10,320,000	Goldman Sachs International	5/14/18	73,903	—
USD	1,822,628	SGD	2,385,000	Goldman Sachs International	5/14/18	23,602	—
USD	1,950,486	SGD	2,570,000	Goldman Sachs International	5/14/18	11,914	—
COP	28,911,300,000	USD	9,922,538	BNP Paribas	5/15/18	369,275	—
COP	71,692,671,000	USD	24,585,964	Citibank, N.A.	5/15/18	935,115	—
COP	72,392,339,000	USD	24,806,339	JPMorgan Chase Bank, N.A.	5/15/18	963,807	—

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

COP	28,911,300,000	USD	9,928,331	Standard Chartered Bank	5/15/18	$363,482	$—
KZT	736,348,000	USD	2,153,379	Deutsche Bank AG	5/15/18	90,225	—
THB	193,030,000	USD	6,153,331	Deutsche Bank AG	5/15/18	—	(35,436)
USD	2,198,054	KZT	736,348,000	Goldman Sachs International	5/15/18	—	(45,550)
USD	6,153,331	THB	193,030,000	Deutsche Bank AG	5/15/18	35,436	—
USD	11,260,215	THB	349,776,067	JPMorgan Chase Bank, N.A.	5/15/18	174,408	—
USD	26,968,484	ZAR	376,507,000	BNP Paribas	5/15/18	—	(3,187,520)
ZAR	376,507,000	USD	31,405,942	BNP Paribas	5/15/18	—	(1,249,938)
COP	176,389,600,000	USD	60,160,164	Citibank, N.A.	5/16/18	2,630,500	—
PEN	71,094,200	USD	21,739,351	Standard Chartered Bank	5/16/18	106,950	—
PEN	134,222,200	USD	41,067,895	The Bank of Nova Scotia	5/16/18	176,801	—
RSD	980,000,000	EUR	8,243,274	Citibank, N.A.	5/16/18	46,503	—
RSD	3,347,471,852	EUR	28,285,108	Citibank, N.A.	5/16/18	4,328	—
RSD	1,193,579,000	EUR	10,040,200	Deutsche Bank AG	5/16/18	56,147	—
RSD	924,871,000	EUR	7,803,502	Deutsche Bank AG	5/16/18	14,944	—
USD	15,477,914	PEN	50,458,000	Bank of America, N.A.	5/16/18	—	(27,158)
USD	15,477,795	PEN	50,535,000	Bank of America, N.A.	5/16/18	—	(50,938)
USD	19,045,682	PEN	62,037,500	BNP Paribas	5/16/18	—	(17,616)
USD	11,423,400	PEN	37,297,400	Deutsche Bank AG	5/16/18	—	(37,595)
USD	1,543,949	PEN	4,988,500	Standard Chartered Bank	5/16/18	11,050	—
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(44,468)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(69,057)
USD	84,815,174	EUR	71,201,456	Standard Chartered Bank	5/17/18	—	(1,252,895)
AUD	12,561,995	USD	9,871,505	Australia and New Zealand Banking Group Limited	5/18/18	—	(413,952)
USD	6,004,264	INR	394,270,000	Goldman Sachs International	5/18/18	96,712	—
USD	10,066,575	NZD	13,806,567	Australia and New Zealand Banking Group Limited	5/18/18	352,964	—
EGP	120,004,000	USD	6,469,218	Citibank, N.A.	5/21/18	308,773	—
EUR	9,283,206	SEK	93,176,000	Deutsche Bank AG	5/21/18	570,162	—
INR	1,036,170,000	USD	15,846,001	Citibank, N.A.	5/21/18	—	(320,529)
INR	65,150,000	USD	990,508	Deutsche Bank AG	5/21/18	—	(14,332)
INR	6,345,319,124	USD	96,793,824	Deutsche Bank AG	5/21/18	—	(1,718,620)
INR	2,567,020,000	USD	39,065,896	Goldman Sachs International	5/21/18	—	(602,905)
INR	1,635,828,000	USD	24,900,342	JPMorgan Chase Bank, N.A.	5/21/18	—	(389,884)
SEK	93,176,000	EUR	9,402,884	Deutsche Bank AG	5/21/18	—	(714,870)
USD	14,159,292	INR	928,000,000	Bank of America, N.A.	5/21/18	254,587	—
USD	20,266,965	INR	1,338,025,000	Bank of America, N.A.	5/21/18	218,643	—
USD	5,031,958	INR	332,235,000	Bank of America, N.A.	5/21/18	53,908	—
USD	25,480,830	INR	1,681,480,000	Citibank, N.A.	5/21/18	286,344	—
USD	25,300,326	INR	1,670,960,000	Citibank, N.A.	5/21/18	263,466	—
USD	20,268,010	INR	1,337,790,000	Citibank, N.A.	5/21/18	223,209	—
USD	20,263,481	INR	1,337,795,000	Citibank, N.A.	5/21/18	218,605	—
USD	10,960,678	INR	717,622,976	Citibank, N.A.	5/21/18	208,161	—
USD	12,651,099	INR	834,340,000	Citibank, N.A.	5/21/18	149,751	—
USD	24,426,884	INR	1,612,785,000	Deutsche Bank AG	5/21/18	261,690	—
USD	25,081,409	INR	1,656,000,000	Goldman Sachs International	5/21/18	268,703	—
USD	25,317,541	INR	1,669,945,000	JPMorgan Chase Bank, N.A.	5/21/18	295,890	—

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	17,537,968	INR	1,149,000,000	Société Générale	5/21/18	$321,906	$—
USD	50,277,517	INR	3,320,830,000	Standard Chartered Bank	5/21/18	519,800	—
USD	25,076,504	INR	1,655,300,000	Standard Chartered Bank	5/21/18	274,286	—
USD	25,143,117	INR	1,660,200,000	Standard Chartered Bank	5/21/18	267,480	—
USD	1,035,233	INR	68,315,000	Standard Chartered Bank	5/21/18	11,634	—
USD	3,689,162	KZT	1,210,045,000	Citibank, N.A.	5/21/18	6,967	—
USD	3,784,448	KZT	1,267,790,000	Citibank, N.A.	5/21/18	—	(73,466)
USD	11,353,371	KZT	3,812,840,000	Citibank, N.A.	5/21/18	—	(249,188)
USD	15,137,836	KZT	5,062,660,000	Citibank, N.A.	5/21/18	—	(267,953)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(272,381)
EUR	11,184,310	HUF	3,490,017,000	Société Générale	5/22/18	75,602	—
EUR	11,513,489	PLN	48,055,000	Société Générale	5/22/18	228,611	—
HUF	3,490,017,000	EUR	11,244,336	Société Générale	5/22/18	—	(148,187)
KZT	1,377,031,186	USD	3,954,146	Standard Chartered Bank	5/22/18	235,295	—
KZT	2,280,000,000	USD	6,740,577	Standard Chartered Bank	5/22/18	196,031	—
PLN	48,055,000	EUR	11,533,218	Société Générale	5/22/18	—	(252,469)
USD	10,932,829	KZT	3,657,031,186	Standard Chartered Bank	5/22/18	—	(193,219)
ARS	203,848,000	USD	9,758,162	BNP Paribas	5/23/18	—	(14,576)
KZT	688,516,000	USD	1,977,074	Standard Chartered Bank	5/23/18	117,200	—
USD	6,395,924	ARS	132,587,495	BNP Paribas	5/23/18	58,468	—
USD	3,445,866	ARS	71,260,505	Citibank, N.A.	5/23/18	39,735	—
EUR	8,266,479	USD	10,204,059	Standard Chartered Bank	5/24/18	—	(206,547)
JPY	703,000,000	USD	6,560,284	Standard Chartered Bank	5/24/18	—	(120,717)
JPY	2,316,537,208	USD	21,755,609	Standard Chartered Bank	5/24/18	—	(535,842)
USD	24,970,083	EUR	20,225,241	Standard Chartered Bank	5/24/18	509,597	—
USD	6,141,711	EUR	4,977,035	Standard Chartered Bank	5/24/18	122,465	—
USD	135,280,731	EUR	112,124,267	Standard Chartered Bank	5/24/18	—	(322,795)
USD	16,958,794	JPY	1,869,333,944	Standard Chartered Bank	5/24/18	—	(164,535)
USD	28,705,199	JPY	3,219,001,028	Standard Chartered Bank	5/24/18	—	(781,247)
USD	19,919,001	NZD	27,364,347	Credit Suisse International	5/24/18	667,178	—
NOK	250,325,000	EUR	25,881,945	Deutsche Bank AG	5/28/18	—	(81,293)
AUD	36,508,000	USD	28,545,313	Standard Chartered Bank	5/29/18	—	(1,059,061)
KRW	26,274,500,000	USD	24,629,265	Citibank, N.A.	5/29/18	—	(72,725)
KRW	26,761,000,000	USD	25,080,600	Deutsche Bank AG	5/29/18	—	(69,370)
USD	139,860	EUR	112,701	JPMorgan Chase Bank, N.A.	5/29/18	3,510	—
USD	16,476,195	KRW	17,718,500,000	Credit Agricole Corporate and Investment Bank	5/29/18	—	(83,780)
USD	12,526,664	KRW	13,504,370,000	Deutsche Bank AG	5/29/18	—	(94,722)
USD	36,492,468	KRW	39,244,000,000	Goldman Sachs International	5/29/18	—	(185,560)
USD	71,276,989	NZD	97,777,000	Standard Chartered Bank	5/29/18	2,488,367	—
EUR	6,951,781	HUF	2,154,427,000	HSBC Bank USA, N.A.	5/30/18	105,127	—
EUR	7,041,493	PLN	29,399,000	HSBC Bank USA, N.A.	5/30/18	141,317	—
HUF	2,154,427,000	EUR	6,940,250	HSBC Bank USA, N.A.	5/30/18	—	(91,175)
PLN	29,399,000	EUR	7,053,940	HSBC Bank USA, N.A.	5/30/18	—	(156,377)
SGD	72,670,000	USD	55,130,296	Goldman Sachs International	5/30/18	—	(297,759)
COP	62,241,799,319	USD	21,699,135	Citibank, N.A.	5/31/18	455,861	—
KZT	4,608,285,300	USD	13,788,761	Goldman Sachs International	5/31/18	204,415	—

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

NOK	216,869,000	EUR	22,434,415	Citibank, N.A.	5/31/18	$—	$(87,619)
NOK	500,596,000	EUR	51,759,378	Goldman Sachs International	5/31/18	—	(171,151)
COP	56,497,352,000	USD	19,704,025	Citibank, N.A.	6/1/18	406,132	—
COP	43,371,714,000	USD	15,140,319	Standard Chartered Bank	6/1/18	297,785	—
KZT	1,354,544,000	USD	4,055,521	Deutsche Bank AG	6/1/18	56,709	—
EUR	65,114,596	HUF	20,361,008,495	Goldman Sachs International	6/4/18	290,767	—
EUR	65,305,565	PLN	272,494,000	Goldman Sachs International	6/4/18	1,381,282	—
HUF	20,361,008,495	EUR	65,602,373	Goldman Sachs International	6/4/18	—	(881,153)
KZT	7,626,026,000	USD	23,609,988	VTB Capital PLC	6/4/18	—	(473,124)
PLN	272,494,000	EUR	64,547,565	Goldman Sachs International	6/4/18	—	(463,830)
USD	18,922,290	KZT	6,329,506,000	Citibank, N.A.	6/4/18	—	(281,017)
ARS	221,094,700	USD	10,433,917	BNP Paribas	6/5/18	5,691	—
EUR	10,744,743	HUF	3,375,000,000	Barclays Bank PLC	6/5/18	—	(10,365)
EUR	4,120,065	HUF	1,294,292,000	Citibank, N.A.	6/5/18	—	(4,554)
EUR	10,775,991	PLN	45,000,000	Barclays Bank PLC	6/5/18	218,455	—
EUR	4,442,181	PLN	18,538,000	Citibank, N.A.	6/5/18	93,567	—
EUR	20,866,418	SEK	209,551,000	Goldman Sachs International	6/5/18	1,269,745	—
HUF	3,375,000,000	EUR	10,872,717	Barclays Bank PLC	6/5/18	—	(144,543)
HUF	1,294,292,000	EUR	4,170,629	Citibank, N.A.	6/5/18	—	(56,651)
KZT	1,360,626,518	USD	4,055,519	Standard Chartered Bank	6/5/18	71,797	—
PLN	45,000,000	EUR	10,697,351	Barclays Bank PLC	6/5/18	—	(123,263)
PLN	18,538,000	EUR	4,407,118	Citibank, N.A.	6/5/18	—	(51,124)
SEK	209,551,000	EUR	21,399,514	Goldman Sachs International	6/5/18	—	(1,915,038)
USD	4,491,416	ARS	93,646,020	BNP Paribas	6/5/18	69,656	—
USD	6,155,454	ARS	127,448,680	Citibank, N.A.	6/5/18	137,606	—
KZT	4,136,951,040	USD	12,071,640	Standard Chartered Bank	6/6/18	475,123	—
RUB	2,372,906,416	USD	40,881,871	BNP Paribas	6/6/18	—	(3,353,834)
USD	12,530,520	KZT	4,136,951,040	Standard Chartered Bank	6/6/18	—	(16,243)
USD	13,328,324	RUB	833,740,000	BNP Paribas	6/6/18	142,543	—
KZT	1,356,571,000	USD	4,055,519	Standard Chartered Bank	6/7/18	58,028	—
MAD	17,765,000	USD	1,750,246	BNP Paribas	6/7/18	160,795	—
MAD	23,324,000	USD	2,288,911	Credit Agricole Corporate and Investment Bank	6/7/18	220,131	—
USD	2,100,311	EUR	1,829,380	BNP Paribas	6/7/18	—	(114,459)
USD	180,288	EUR	157,085	Deutsche Bank AG	6/7/18	—	(9,889)
USD	1,643,624	EUR	1,377,700	Deutsche Bank AG	6/7/18	—	(24,313)
USD	1,401,786	EUR	1,224,000	Deutsche Bank AG	6/7/18	—	(80,071)
USD	5,117,784	EUR	4,338,760	Deutsche Bank AG	6/7/18	—	(135,010)
USD	2,808,458	EUR	2,441,000	Deutsche Bank AG	6/7/18	—	(146,780)
USD	4,118,934	KZT	1,356,571,000	Standard Chartered Bank	6/7/18	5,388	—
MAD	46,647,000	USD	4,577,723	Credit Agricole Corporate and Investment Bank	6/8/18	440,067	—
USD	7,793,945	NZD	10,672,047	Australia and New Zealand Banking Group Limited	6/8/18	286,041	—
MAD	23,404,000	USD	2,288,900	Société Générale	6/11/18	228,376	—
MAD	15,420,000	USD	1,508,511	Standard Chartered Bank	6/11/18	150,026	—
MAD	26,822,000	USD	2,768,580	Standard Chartered Bank	6/11/18	116,328	—
SGD	15,400,000	USD	11,729,267	Standard Chartered Bank	6/11/18	—	(106,066)
USD	1,095,102	EUR	956,036	Standard Chartered Bank	6/11/18	—	(62,732)

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

ARS	106,715,112	USD	4,978,022	Deutsche Bank AG	6/12/18	$38,533	$—
COP	102,972,712,000	USD	35,900,259	Citibank, N.A.	6/12/18	744,427	—
COP	92,929,318,000	USD	32,397,050	Citibank, N.A.	6/12/18	673,514	—
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/12/18	78,937	—
MAD	69,971,000	USD	6,866,634	Credit Agricole Corporate and Investment Bank	6/12/18	658,995	—
USD	4,396,058	ARS	92,075,425	BNP Paribas	6/12/18	67,697	—
USD	700,129	ARS	14,639,687	BNP Paribas	6/12/18	11,934	—
USD	3,277,908	EUR	2,653,274	Standard Chartered Bank	6/12/18	64,315	—
USD	3,128,454	EUR	2,532,628	Standard Chartered Bank	6/12/18	60,985	—
USD	1,614,644	EUR	1,366,640	Standard Chartered Bank	6/12/18	—	(40,603)
USD	1,403,969	EUR	1,204,400	Standard Chartered Bank	6/12/18	—	(54,776)
USD	3,926,871	EUR	3,303,000	Standard Chartered Bank	6/12/18	—	(73,658)
USD	5,954,318	EUR	4,990,000	Standard Chartered Bank	6/12/18	—	(89,472)
USD	2,987,506	EUR	2,569,787	Standard Chartered Bank	6/12/18	—	(124,969)
USD	4,204,728	EUR	3,667,127	Standard Chartered Bank	6/12/18	—	(236,824)
USD	4,113,586	KZT	1,364,682,000	Goldman Sachs International	6/12/18	—	(20,870)
USD	8,576,895	NZD	11,921,710	Australia and New Zealand Banking Group Limited	6/12/18	189,822	—
USD	5,062,330	NZD	7,036,535	Australia and New Zealand Banking Group Limited	6/12/18	112,038	—
KZT	323,000,000	USD	938,681	Citibank, N.A.	6/13/18	39,710	—
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/13/18	78,201	—
KZT	3,560,660,000	USD	10,317,763	VTB Capital PLC	6/13/18	467,732	—
RUB	816,945,000	USD	13,449,868	Bank of America, N.A.	6/13/18	—	(540,373)
CZK	58,317,000	EUR	2,290,534	Goldman Sachs International	6/14/18	—	(17,081)
KZT	2,200,000,000	USD	6,344,629	VTB Capital PLC	6/14/18	318,143	—
KZT	3,210,000,000	USD	9,518,162	VTB Capital PLC	6/14/18	203,427	—
USD	16,307,460	KZT	5,410,000,000	VTB Capital PLC	6/14/18	—	(76,900)
USD	6,853,969	ZAR	82,195,000	Bank of America, N.A.	6/14/18	296,659	—
USD	3,634,577	ZAR	43,565,000	Standard Chartered Bank	6/14/18	159,072	—
ZAR	82,195,000	USD	6,821,541	Bank of America, N.A.	6/14/18	—	(264,231)
ZAR	43,565,000	USD	3,617,454	Standard Chartered Bank	6/14/18	—	(141,948)
AUD	37,600,000	USD	29,672,040	Australia and New Zealand Banking Group Limited	6/15/18	—	(1,361,755)
COP	36,149,401,000	USD	12,651,816	Citibank, N.A.	6/15/18	211,456	—
USD	29,771,161	NZD	40,550,000	Australia and New Zealand Banking Group Limited	6/15/18	1,243,679	—
USD	26,956,934	NZD	36,796,000	Australia and New Zealand Banking Group Limited	6/15/18	1,070,442	—
USD	4,012,948	ZAR	47,800,000	Credit Agricole Corporate and Investment Bank	6/15/18	200,067	—
USD	3,570,501	ZAR	42,541,000	Standard Chartered Bank	6/15/18	177,117	—
USD	45,405,152	ZAR	638,124,000	Standard Chartered Bank	6/15/18	—	(5,496,320)
USD	43,455,180	ZAR	609,850,000	UBS AG	6/15/18	—	(5,190,949)
UYU	338,936,000	USD	11,226,764	Citibank, N.A.	6/15/18	608,662	—
ZAR	47,800,000	USD	3,972,954	Credit Agricole Corporate and Investment Bank	6/15/18	—	(160,074)
ZAR	25,836,000	USD	2,145,045	Standard Chartered Bank	6/15/18	—	(84,176)
ZAR	654,829,000	USD	55,517,507	Standard Chartered Bank	6/15/18	—	(3,283,522)
ZAR	609,850,000	USD	51,720,117	UBS AG	6/15/18	—	(3,073,988)
COP	35,518,739,000	USD	12,449,611	Deutsche Bank AG	6/18/18	188,129	—
ARS	497,740,000	USD	23,348,344	BNP Paribas	6/19/18	—	(53,243)
USD	23,860,978	ARS	497,740,000	Citibank, N.A.	6/19/18	565,877	—

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	16,434,664	CLP	10,000,000,000	BNP Paribas	6/20/18	$133,293	$—
CZK	494,075,000	EUR	19,396,027	JPMorgan Chase Bank, N.A.	6/21/18	—	(136,528)
EUR	7,886,536	PLN	32,973,607	Société Générale	6/21/18	158,135	—
EUR	16,557,863	USD	20,584,653	Goldman Sachs International	6/21/18	—	(514,787)
EUR	22,542,457	USD	27,998,318	Goldman Sachs International	6/21/18	—	(674,498)
PLN	32,973,607	EUR	7,802,736	Société Générale	6/21/18	—	(56,561)
USD	16,965,780	EUR	13,731,081	Goldman Sachs International	6/21/18	322,271	—
USD	16,832,187	EUR	13,623,234	Goldman Sachs International	6/21/18	319,400	—
USD	7,788,465	EUR	6,237,358	Goldman Sachs International	6/21/18	228,133	—
USD	6,810,065	EUR	5,508,647	Goldman Sachs International	6/21/18	133,007	—
CNH	296,527,000	USD	46,660,425	Deutsche Bank AG	6/25/18	156,968	—
CNH	334,385,000	USD	52,604,165	Standard Chartered Bank	6/25/18	190,468	—
CNH	16,718,000	USD	2,629,981	Standard Chartered Bank	6/25/18	9,553	—
COP	101,919,161,000	USD	35,555,883	JPMorgan Chase Bank, N.A.	6/25/18	699,950	—
COP	90,793,114,000	USD	31,692,100	Standard Chartered Bank	6/25/18	605,850	—
USD	14,768,612	INR	973,487,800	Citibank, N.A.	6/25/18	218,649	—
USD	10,528,166	INR	695,438,000	Goldman Sachs International	6/25/18	133,997	—
USD	18,287,108	INR	1,200,000,000	UBS AG	6/25/18	351,644	—
USD	11,616,687	KZT	3,856,740,000	Goldman Sachs International	6/27/18	—	(36,601)
CZK	2,721,194,000	EUR	106,671,658	JPMorgan Chase Bank, N.A.	6/28/18	—	(585,063)
USD	52,433,111	EUR	42,260,910	Deutsche Bank AG	6/28/18	1,178,030	—
EUR	4,253,774	HUF	1,331,710,000	Credit Agricole Corporate and Investment Bank	6/29/18	14,613	—
EUR	4,304,472	PLN	18,000,000	Credit Agricole Corporate and Investment Bank	6/29/18	88,082	—
HUF	1,331,710,000	EUR	4,288,743	Credit Agricole Corporate and Investment Bank	6/29/18	—	(57,028)
NOK	66,446,000	EUR	6,915,364	Goldman Sachs International	6/29/18	—	(87,938)
PLN	18,000,000	EUR	4,248,322	Credit Agricole Corporate and Investment Bank	6/29/18	—	(19,977)
SGD	112,600,000	USD	85,987,018	Bank of America, N.A.	7/6/18	—	(946,466)
SGD	107,424,460	USD	82,053,514	Goldman Sachs International	7/6/18	—	(921,761)
USD	13,530,605	SGD	17,714,268	Goldman Sachs International	7/6/18	151,998	—
USD	156	SGD	204	Goldman Sachs International	7/6/18	2	—
KZT	3,171,350,000	USD	9,779,063	Deutsche Bank AG	7/9/18	—	(213,867)
USD	9,563,782	KZT	3,171,350,000	Deutsche Bank AG	7/9/18	—	(1,414)
AUD	64,660,000	USD	49,695,413	Citibank, N.A.	7/10/18	—	(1,003,435)
KZT	450,163,960	USD	1,297,302	Deutsche Bank AG	7/10/18	60,285	—
USD	47,913,344	NZD	65,960,000	Citibank, N.A.	7/10/18	1,508,481	—
CNH	66,000,000	USD	10,450,148	Citibank, N.A.	7/11/18	—	(36,583)
CNH	81,000,000	USD	12,831,073	Citibank, N.A.	7/11/18	—	(50,789)
CNH	132,805,600	USD	21,044,845	Citibank, N.A.	7/11/18	—	(90,606)
KZT	4,000,000,000	USD	11,808,118	VTB Capital PLC	7/11/18	253,470	—
USD	12,075,472	KZT	4,000,000,000	VTB Capital PLC	7/11/18	13,884	—
EUR	509,119	USD	631,932	Goldman Sachs International	7/12/18	—	(13,768)
EUR	976,256	USD	1,217,479	Goldman Sachs International	7/12/18	—	(32,126)
EUR	1,795,424	USD	2,237,332	Goldman Sachs International	7/12/18	—	(57,358)
EUR	3,111,266	USD	3,844,653	Goldman Sachs International	7/12/18	—	(67,007)
EUR	4,210,104	USD	5,230,633	Goldman Sachs International	7/12/18	—	(118,796)
EUR	5,274,703	USD	6,573,783	Goldman Sachs International	7/12/18	—	(169,328)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KZT	6,740,000,000	USD	20,000,000	VTB Capital PLC	7/12/18	$321,315	$—
USD	143,095,150	EUR	113,943,775	Goldman Sachs International	7/12/18	4,746,548	—
USD	128,524,854	EUR	102,680,238	Goldman Sachs International	7/12/18	3,852,247	—
USD	20,000,000	KZT	6,740,000,000	Standard Chartered Bank	7/12/18	—	(321,315)
USD	60,248,834	NZD	82,912,000	Australia and New Zealand Banking Group Limited	7/12/18	1,917,511	—
USD	25,619,858	NZD	35,517,528	Australia and New Zealand Banking Group Limited	7/12/18	632,107	—
USD	15,121,576	NZD	20,963,465	Australia and New Zealand Banking Group Limited	7/12/18	373,088	—
USD	6,055,258	NZD	8,333,000	Australia and New Zealand Banking Group Limited	7/12/18	192,718	—
USD	16,274,917	ZAR	198,595,000	Barclays Bank PLC	7/12/18	487,457	—
ZAR	198,595,000	USD	16,439,031	Barclays Bank PLC	7/12/18	—	(651,571)
ILS	20,974,200	USD	5,954,858	JPMorgan Chase Bank, N.A.	7/13/18	—	(101,983)
MAD	23,269,000	USD	2,288,882	Société Générale	7/13/18	208,999	—
RUB	1,223,766,000	USD	21,230,825	Bank of America, N.A.	7/13/18	—	(1,960,626)
USD	19,704,854	RUB	1,223,766,000	Bank of America, N.A.	7/13/18	434,654	—
CNH	49,364,000	USD	7,830,956	Citibank, N.A.	7/16/18	—	(43,767)
CNH	80,200,000	USD	12,708,373	Citibank, N.A.	7/16/18	—	(56,793)
CNH	90,004,400	USD	14,273,951	Citibank, N.A.	7/16/18	—	(75,723)
CNH	39,900,000	USD	6,329,315	Deutsche Bank AG	7/16/18	—	(35,075)
CNH	105,902,000	USD	16,813,044	Deutsche Bank AG	7/16/18	—	(106,963)
EGP	137,000,000	USD	7,606,885	BNP Paribas	7/16/18	51,055	—
KRW	41,735,300,000	USD	39,247,038	Goldman Sachs International	7/16/18	—	(194,343)
KZT	2,452,093,000	USD	7,341,596	Goldman Sachs International	7/16/18	47,964	—
KZT	1,226,047,000	USD	3,670,799	Goldman Sachs International	7/16/18	23,982	—
KZT	6,710,000,000	USD	20,000,000	VTB Capital PLC	7/16/18	221,070	—
MAD	49,512,000	USD	4,906,794	Société Générale	7/16/18	406,408	—
SGD	61,047,680	USD	46,723,441	Goldman Sachs International	7/16/18	—	(606,382)
SGD	59,000,000	USD	45,162,278	Standard Chartered Bank	7/16/18	—	(592,092)
USD	95,381,183	KRW	101,428,350,000	Goldman Sachs International	7/16/18	472,307	—
USD	29,061,881	KRW	30,904,404,316	Goldman Sachs International	7/16/18	143,908	—
USD	11,112,205	KZT	3,678,140,000	Goldman Sachs International	7/16/18	27,865	—
USD	19,976,183	KZT	6,710,000,000	VTB Capital PLC	7/16/18	—	(244,886)
USD	17,570,618	ZAR	213,097,776	Credit Agricole Corporate and Investment Bank	7/16/18	638,766	—
ZAR	213,097,776	USD	17,647,484	Credit Agricole Corporate and Investment Bank	7/16/18	—	(715,631)
EUR	5,017,985	HUF	1,569,604,000	Credit Agricole Corporate and Investment Bank	7/19/18	23,713	—
EUR	5,043,554	PLN	21,120,000	Credit Agricole Corporate and Investment Bank	7/19/18	101,683	—
EUR	1,765,900	USD	2,189,831	Goldman Sachs International	7/19/18	—	(44,545)
HUF	2,543,180,000	EUR	8,191,385	Citibank, N.A.	7/19/18	—	(112,408)
HUF	1,569,604,000	EUR	5,053,930	Credit Agricole Corporate and Investment Bank	7/19/18	—	(67,381)
PLN	21,120,000	EUR	4,989,366	Credit Agricole Corporate and Investment Bank	7/19/18	—	(35,852)
USD	51,290,925	EUR	40,921,434	Goldman Sachs International	7/19/18	1,577,936	—
EUR	4,997,858	PLN	20,919,500	Citibank, N.A.	7/20/18	103,699	—
EUR	9,360,799	SEK	93,974,000	State Street Bank and Trust Company	7/20/18	574,970	—
SEK	93,974,000	EUR	9,489,573	State Street Bank and Trust Company	7/20/18	—	(731,421)
PHP	2,461,000,000	USD	46,892,178	Citibank, N.A.	7/23/18	510,024	—
USD	17,377,328	ZAR	211,271,224	Credit Agricole Corporate and Investment Bank	7/23/18	605,363	—
ZAR	211,271,224	USD	17,475,886	Credit Agricole Corporate and Investment Bank	7/23/18	—	(703,920)

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	19,747,180	NZD	27,364,347	Australia and New Zealand Banking Group Limited	7/24/18	$495,037	$—
USD	15,997,218	TWD	460,000,000	JPMorgan Chase Bank, N.A.	7/24/18	363,996	—
KZT	3,602,950,000	USD	10,353,305	Standard Chartered Bank	7/25/18	492,631	—
USD	10,667,506	KZT	3,602,950,000	Standard Chartered Bank	7/25/18	—	(178,431)
AUD	13,313,568	USD	10,260,261	JPMorgan Chase Bank, N.A.	7/26/18	—	(233,290)
AUD	14,430,813	USD	11,121,279	JPMorgan Chase Bank, N.A.	7/26/18	—	(252,867)
DOP	321,064,000	USD	6,484,831	Citibank, N.A.	7/26/18	—	(80,146)
USD	72,901,000	EUR	58,162,366	Standard Chartered Bank	7/26/18	2,204,798	—
USD	22,711,693	EUR	18,119,996	Standard Chartered Bank	7/26/18	686,886	—
USD	8,454,245	EUR	6,797,000	Standard Chartered Bank	7/26/18	192,509	—
USD	2,403,150	EUR	1,932,072	Standard Chartered Bank	7/26/18	54,721	—
USD	17,541,928	NZD	23,981,549	JPMorgan Chase Bank, N.A.	7/26/18	669,685	—
USD	3,820,546	NZD	5,223,064	JPMorgan Chase Bank, N.A.	7/26/18	145,854	—
COP	107,445,784,000	USD	38,017,757	The Toronto-Dominion Bank	7/27/18	168,859	—
KZT	4,405,170,000	USD	12,609,618	Citibank, N.A.	7/27/18	648,030	—
USD	13,245,604	KZT	4,477,014,000	Citibank, N.A.	7/27/18	—	(228,264)
RUB	3,237,699,000	USD	56,108,745	Credit Suisse International	7/30/18	—	(5,226,426)
RUB	4,264,401,000	USD	74,607,899	Credit Suisse International	7/30/18	—	(7,590,362)
USD	5,353,559	KZT	1,778,720,000	Deutsche Bank AG	7/30/18	2,325	—
USD	22,524,524	RUB	1,419,045,000	Credit Suisse International	7/30/18	223,408	—
USD	5,650,183	RUB	370,200,000	Goldman Sachs International	7/30/18	—	(167,725)
USD	33,811,146	RUB	2,110,447,761	Standard Chartered Bank	7/30/18	644,234	—
USD	33,786,785	RUB	2,126,540,239	Standard Chartered Bank	7/30/18	366,971	—
USD	22,506,550	RUB	1,475,867,000	Standard Chartered Bank	7/30/18	—	(687,557)
UYU	293,400,000	USD	10,000,000	Citibank, N.A.	7/30/18	175,988	—
UYU	293,300,000	USD	10,000,000	Citibank, N.A.	7/30/18	172,520	—
AUD	2,301,870	USD	1,739,500	Citibank, N.A.	7/31/18	—	(5,805)
RUB	1,306,617,000	USD	22,759,397	Deutsche Bank AG	7/31/18	—	(2,227,535)
AUD	9,294,648	USD	7,006,770	Australia and New Zealand Banking Group Limited	8/2/18	—	(6,228)
AUD	48,770,000	USD	36,765,265	Australia and New Zealand Banking Group Limited	8/2/18	—	(32,680)
AUD	19,973,182	USD	15,388,797	Australia and New Zealand Banking Group Limited	8/2/18	—	(345,398)
AUD	21,649,291	USD	16,680,194	Australia and New Zealand Banking Group Limited	8/2/18	—	(374,383)
KRW	12,580,600,000	USD	11,690,160	Standard Chartered Bank	8/2/18	90,566	—
PHP	1,219,000,000	USD	23,263,359	Deutsche Bank AG	8/2/18	198,743	—
PHP	1,204,000,000	USD	22,979,292	Goldman Sachs International	8/2/18	194,105	—
PHP	865,280,000	USD	16,545,816	Standard Chartered Bank	8/2/18	108,234	—
USD	123,474,359	EUR	99,311,000	Standard Chartered Bank	8/2/18	2,696,733	—
USD	14,474,824	EUR	11,800,000	Standard Chartered Bank	8/2/18	124,188	—
USD	3,561,147	KRW	3,832,400,000	Standard Chartered Bank	8/2/18	—	(27,589)
USD	26,203,928	NZD	35,827,523	Australia and New Zealand Banking Group Limited	8/2/18	997,114	—
USD	5,707,088	NZD	7,803,060	Australia and New Zealand Banking Group Limited	8/2/18	217,167	—
USD	47,924,275	NZD	68,032,700	Australia and New Zealand Banking Group Limited	8/2/18	59,186	—
NOK	473,560,000	EUR	48,851,843	Bank of America, N.A.	8/6/18	—	(189,103)
NOK	495,040,000	EUR	51,035,052	Citibank, N.A.	8/6/18	—	(157,971)
UYU	306,350,000	USD	10,017,986	Citibank, N.A.	8/8/18	591,147	—
AUD	18,700,000	USD	14,106,065	Australia and New Zealand Banking Group Limited	8/9/18	—	(20,719)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CZK	1,022,059,000	EUR	40,094,896	Goldman Sachs International	8/9/18	$—	$(293,937)
USD	32,009,868	JPY	3,455,817,321	Goldman Sachs International	8/9/18	178,280	—
USD	14,074,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	8/9/18	3,304	—
UYU	247,834,223	USD	8,403,439	JPMorgan Chase Bank, N.A.	8/14/18	169,962	—
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(769,886)
USD	107,596,788	EUR	85,559,963	Standard Chartered Bank	8/16/18	3,424,486	—
USD	53,757,090	EUR	43,348,122	Standard Chartered Bank	8/16/18	979,208	—
USD	29,737,534	EUR	24,082,290	Standard Chartered Bank	8/16/18	416,489	—
USD	10,356,359	EUR	8,292,816	Standard Chartered Bank	8/16/18	259,560	—
UAH	123,336,000	USD	4,282,500	Citibank, N.A.	8/22/18	201,242	—
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,615,755)
USD	168,931,492	EUR	135,222,000	Standard Chartered Bank	8/23/18	4,200,108	—
USD	5,309,928	EUR	4,227,902	Standard Chartered Bank	8/23/18	159,374	—
UYU	141,168,000	USD	4,800,000	JPMorgan Chase Bank, N.A.	8/23/18	75,553	—
KZT	1,071,470,000	USD	3,043,949	Deutsche Bank AG	8/27/18	166,584	—
USD	3,163,478	KZT	1,071,470,000	Deutsche Bank AG	8/27/18	—	(47,055)
USD	44,165,123	EUR	35,410,000	Deutsche Bank AG	8/30/18	1,003,041	—
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(175,223)
RSD	851,040,000	EUR	6,848,039	Deutsche Bank AG	9/7/18	317,796	—
RSD	425,778,000	EUR	3,424,029	Deutsche Bank AG	9/7/18	161,515	—
UYU	410,870,000	USD	13,357,282	Citibank, N.A.	9/10/18	787,196	—
RUB	1,731,500,000	USD	29,967,117	Credit Suisse International	9/12/18	—	(2,887,558)
USD	27,653,692	RUB	1,731,500,000	Credit Suisse International	9/12/18	574,133	—
UYU	142,950,000	USD	4,881,339	JPMorgan Chase Bank, N.A.	9/12/18	38,046	—
RSD	841,746,000	EUR	6,788,274	Deutsche Bank AG	9/13/18	290,527	—
USD	172,335,123	EUR	136,665,442	JPMorgan Chase Bank, N.A.	9/13/18	5,560,291	—
UYU	140,265,000	USD	4,783,936	Citibank, N.A.	9/13/18	42,184	—
RSD	418,835,000	EUR	3,394,125	Deutsche Bank AG	9/17/18	122,694	—
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(235,946)
RSD	418,329,000	EUR	3,394,150	Deutsche Bank AG	9/18/18	117,054	—
CZK	2,343,059,000	EUR	91,848,648	JPMorgan Chase Bank, N.A.	9/20/18	—	(725,283)
USD	65,321,977	EUR	52,594,184	JPMorgan Chase Bank, N.A.	9/20/18	1,103,883	—
UAH	124,192,000	USD	4,282,483	Citibank, N.A.	9/21/18	176,862	—
RSD	430,039,000	EUR	3,484,919	Citibank, N.A.	9/24/18	122,696	—
UYU	234,334,000	USD	7,989,567	Citibank, N.A.	9/24/18	57,323	—
RSD	414,189,000	EUR	3,355,115	Deutsche Bank AG	9/26/18	118,932	—
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(70,559)
USD	86,586,849	EUR	69,386,048	Standard Chartered Bank	9/27/18	1,817,302	—
USD	7,327,243	EUR	5,862,263	JPMorgan Chase Bank, N.A.	10/5/18	160,585	—
USD	6,871,873	EUR	5,524,458	JPMorgan Chase Bank, N.A.	10/5/18	118,185	—
USD	6,179,606	EUR	4,966,092	JPMorgan Chase Bank, N.A.	10/5/18	108,524	—
USD	4,102,789	EUR	3,276,700	JPMorgan Chase Bank, N.A.	10/5/18	97,000	—
USD	2,424,840	EUR	1,948,930	JPMorgan Chase Bank, N.A.	10/5/18	42,259	—
USD	1,801,140	EUR	1,441,834	JPMorgan Chase Bank, N.A.	10/5/18	38,487	—
USD	1,524,746	EUR	1,219,748	JPMorgan Chase Bank, N.A.	10/5/18	33,596	—
USD	404,859	EUR	323,254	JPMorgan Chase Bank, N.A.	10/5/18	9,679	—

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	684,746	EUR	552,246	JPMorgan Chase Bank, N.A.	10/5/18	$9,622	$—
UYU	412,890,000	USD	13,357,813	Citibank, N.A.	10/9/18	782,616	—
RSD	207,179,000	EUR	1,677,563	Deutsche Bank AG	10/10/18	57,158	—
USD	6,372,976	TWD	183,000,000	Citibank, N.A.	10/11/18	113,950	—
USD	16,959,777	TWD	487,000,000	Goldman Sachs International	10/11/18	303,244	—
USD	12,702,561	TWD	364,500,000	Standard Chartered Bank	10/12/18	234,811	—
USD	8,602,749	TWD	247,200,000	Standard Chartered Bank	10/12/18	147,254	—
USD	12,757,785	TWD	368,700,000	Citibank, N.A.	10/16/18	142,315	—
USD	10,962,733	TWD	317,700,000	Citibank, N.A.	10/16/18	92,283	—
USD	8,478,786	TWD	245,800,000	Deutsche Bank AG	10/16/18	68,472	—
USD	12,762,135	TWD	369,400,000	Standard Chartered Bank	10/16/18	122,714	—
USD	8,491,543	TWD	246,000,000	Standard Chartered Bank	10/16/18	74,386	—
USD	5,009,331	TWD	144,945,000	Standard Chartered Bank	10/16/18	49,881	—
KZT	6,025,800,000	USD	17,891,330	VTB Capital PLC	10/17/18	29,523	—
USD	17,516,860	KZT	6,025,800,000	VTB Capital PLC	10/17/18	—	(403,992)
RSD	338,868,000	EUR	2,755,024	Deutsche Bank AG	10/18/18	76,879	—
USD	32,524,613	TWD	925,000,000	Goldman Sachs International	10/23/18	856,903	—
USD	29,729,065	TWD	846,000,000	Standard Chartered Bank	10/23/18	765,948	—
UYU	577,082,000	USD	19,878,815	Citibank, N.A.	10/23/18	—	(164,501)
USD	5,467,896	KZT	1,838,580,000	Citibank, N.A.	10/25/18	6,315	—
UYU	713,425,000	USD	24,538,247	HSBC Bank USA, N.A.	10/26/18	—	(179,189)
USD	14,114,841	TWD	414,200,000	Goldman Sachs International	10/31/18	—	(74,583)
USD	23,424,583	TWD	687,980,000	Goldman Sachs International	10/31/18	—	(143,838)
USD	29,388,311	TWD	862,400,000	Nomura International PLC	10/31/18	—	(155,289)
UYU	145,230,000	USD	4,956,655	Citibank, N.A.	11/5/18	—	(6,758)
UYU	311,270,000	USD	10,018,346	Citibank, N.A.	11/8/18	585,538	—
MAD	83,640,000	USD	8,410,256	BNP Paribas	11/13/18	471,867	—
MAD	33,450,000	USD	3,373,676	BNP Paribas	11/13/18	178,536	—
UYU	195,058,000	USD	6,278,017	Citibank, N.A.	11/13/18	361,522	—
GEL	28,184,000	USD	10,000,000	VTB Capital PLC	11/16/18	1,186,947	—
GEL	28,419,000	USD	10,000,000	VTB Capital PLC	12/3/18	1,252,855	—
GEL	28,262,000	USD	10,000,000	Société Générale	12/4/18	1,189,092	—
USD	10,954,264	GEL	28,262,000	Société Générale	12/4/18	—	(234,828)
USD	12,153,743	QAR	45,218,000	Standard Chartered Bank	12/6/18	—	(187,561)
USD	4,861,870	QAR	18,074,000	Standard Chartered Bank	12/10/18	—	(70,835)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(80,780)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(80,780)
MAD	48,799,000	USD	4,904,422	Société Générale	12/13/18	267,027	—
MAD	48,627,000	USD	4,904,387	Société Générale	12/13/18	248,834	—
USD	3,030,307	QAR	11,198,500	Credit Agricole Corporate and Investment Bank	12/13/18	—	(25,855)
USD	4,636,241	QAR	17,168,000	Standard Chartered Bank	12/13/18	—	(49,047)
MAD	62,616,000	USD	6,315,280	Société Générale	12/14/18	319,960	—
USD	2,317,886	QAR	8,553,000	BNP Paribas	12/17/18	—	(16,196)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(323,319)
USD	5,384,959	QAR	19,870,500	BNP Paribas	12/19/18	—	(37,509)
USD	5,139,633	QAR	18,901,000	BNP Paribas	1/8/19	—	(17,145)

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	5,139,905	QAR	18,902,000	BNP Paribas	1/8/19	$—	$(17,146)
USD	10,279,538	QAR	37,803,000	BNP Paribas	1/9/19	—	(34,180)
USD	2,569,898	QAR	9,476,500	BNP Paribas	1/10/19	—	(15,528)
USD	2,570,305	QAR	9,478,000	BNP Paribas	1/10/19	—	(15,531)
USD	5,139,566	QAR	18,965,000	BNP Paribas	1/10/19	—	(34,561)
USD	11,135,070	QAR	41,132,950	Standard Chartered Bank	1/10/19	—	(87,028)
UYU	335,826,000	USD	11,391,655	Citibank, N.A.	1/14/19	—	(74,710)
USD	3,240,972	QAR	11,936,500	BNP Paribas	1/16/19	—	(15,391)
MAD	49,050,000	USD	5,109,375	BNP Paribas	1/22/19	74,342	—
MAD	51,221,000	USD	5,371,893	BNP Paribas	1/22/19	41,261	—
EUR	20,184,794	RON	97,563,200	Citibank, N.A.	1/23/19	—	(336,257)
EUR	20,356,038	RON	98,441,800	Deutsche Bank AG	1/23/19	—	(352,282)
EUR	12,366,086	RON	59,654,000	JPMorgan Chase Bank, N.A.	1/23/19	—	(175,596)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(709,493)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(709,374)
EUR	11,831,231	RON	57,387,385	BNP Paribas	1/28/19	—	(242,295)
EUR	16,800,744	RON	81,282,000	Deutsche Bank AG	1/28/19	—	(289,706)
TRY	111,835,380	USD	26,831,905	Deutsche Bank AG	1/28/19	—	(1,508,510)
TRY	111,835,050	USD	26,825,390	Standard Chartered Bank	1/28/19	—	(1,502,070)
USD	1,082,219	KZT	370,660,000	Deutsche Bank AG	1/28/19	—	(4,432)
USD	2,904,146	KZT	994,670,000	Deutsche Bank AG	1/28/19	—	(11,893)
USD	26,819,036	TRY	111,835,380	Deutsche Bank AG	1/28/19	1,495,641	—
USD	26,851,152	TRY	111,835,050	Standard Chartered Bank	1/28/19	1,527,832	—
EUR	3,744,045	RON	18,075,500	BNP Paribas	2/1/19	—	(52,937)
EUR	18,837,156	RON	91,102,139	BNP Paribas	2/1/19	—	(307,782)
EUR	39,612,963	RON	191,598,000	Citibank, N.A.	2/1/19	—	(651,854)
EUR	8,070,104	RON	39,047,200	Deutsche Bank AG	2/1/19	—	(136,454)
EUR	1,565,434	RON	7,554,000	Deutsche Bank AG	2/14/19	—	(18,722)
EUR	2,608,085	RON	12,581,400	Deutsche Bank AG	2/14/19	—	(30,179)
EUR	2,088,164	RON	10,075,600	Standard Chartered Bank	2/14/19	—	(24,757)
EUR	16,203,255	RON	78,148,300	JPMorgan Chase Bank, N.A.	2/19/19	—	(173,277)
EUR	20,896,580	RON	100,826,000	BNP Paribas	2/20/19	—	(231,697)
EUR	14,621,131	RON	70,576,200	Deutsche Bank AG	2/20/19	—	(169,684)
EUR	14,630,554	RON	70,629,000	Citibank, N.A.	2/22/19	—	(168,065)
EUR	9,372,848	RON	44,910,000	Deutsche Bank AG	2/22/19	—	(20,343)
EUR	13,057,666	RON	63,062,000	Deutsche Bank AG	2/22/19	—	(156,755)
USD	13,366,821	QAR	49,230,000	Standard Chartered Bank	2/26/19	—	(56,536)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	—	(471,937)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(70,954)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(68,031)
USD	24,676,836	TWD	695,640,000	JPMorgan Chase Bank, N.A.	4/24/19	529,931	—
USD	19,806,702	TWD	573,305,000	Bank of America, N.A.	4/30/19	—	(104,869)
USD	23,765,112	TWD	688,000,000	Standard Chartered Bank	4/30/19	—	(129,955)
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(335,371)
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(207,879)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	—	(467,332)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	$—	$(1,061,266)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(537,116)
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(77,358)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(86,292)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,082,652)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(372,734)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(584,117)
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(283,007)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(311,246)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(496,170)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(583,918)
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(467,841)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(594,325)
USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(85,673)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(99,897)
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(51,569)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(88,077)
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(81,817)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(97,799)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(52,651)
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(74,565)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(86,652)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(153,763)
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(288,649)
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(37,357)
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(63,654)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(93,095)
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(335,304)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(348,100)
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(126,900)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(302,350)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(173,753)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(389,100)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(407,579)
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(22,875)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(374,819)
TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(1,275,406)
TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(1,834,062)
TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(2,360,626)
TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(454,777)
TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,304,099)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(77,184)
USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(143,210)
TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(1,593,746)
TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(1,289,135)
TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(1,620,104)

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	$—	$(1,814,184)
TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(534,275)
TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(2,097,749)
USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(209,682)
USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(79,920)
USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(187,364)
USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	—	(162,350)
USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(96,886)
USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(116,269)
USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(15,411)
USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(245,895)
USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(187,095)
USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(183,296)
USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(129,819)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,019,953)

						$139,047,276	$(178,256,102)

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Settlement Date(1)	Notional Amount† (000’s omitted)		Net Unrealized Depreciation

CHF versus USD, 1 year term	Deutsche Bank AG	8.58%	6/14/18		43,771	$(341,501)
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		22,761	(136,589)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	21,886	(293,209)

						$(771,299)

(1)	At the settlement date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	429	Long	May-18	$32,042,010	$766,051

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	75	Short	Jun-18	(7,172,461)	38,672
10-Year USD Deliverable Interest Rate Swap	362	Short	Jun-18	(33,773,469)	204,002
CME 90-Day Eurodollar	16,600	Long	Dec-18	4,040,232,500	(7,069,027)
CME 90-Day Eurodollar	16,600	Short	Dec-19	(4,026,745,000)	8,307,797

					$2,247,495

CME:  Chicago Mercantile Exchange.

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$153,253
LCH.Clearnet	EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	227,244
LCH.Clearnet	EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	192,444
LCH.Clearnet	EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	93,182
LCH.Clearnet	EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(144,634)
LCH.Clearnet	EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(287,150)
LCH.Clearnet	EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(371,617)
LCH.Clearnet	EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(361,114)
LCH.Clearnet	EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(108,459)
LCH.Clearnet	EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	274,324
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(34,765)
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(47,621)
LCH.Clearnet	EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	87,178
LCH.Clearnet	USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	891,054
LCH.Clearnet	USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	211,062

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	$85,810
LCH.Clearnet	USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	(95,039)
LCH.Clearnet	USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	14,057
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	308,897
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	322,414
LCH.Clearnet	USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	430,340
LCH.Clearnet	USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	409,685
LCH.Clearnet	USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	405,166
LCH.Clearnet	USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	275,241
LCH.Clearnet	USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	657,976

								$3,588,928

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$3,418,278

							$3,418,278

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	368,297	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	$(438,438)
CME Group, Inc.	BRL	374,865	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	(427,438)
CME Group, Inc.	BRL	430,869	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.82% (pays upon termination)	1/2/19	(546,108)
CME Group, Inc.	BRL	740,517	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(844,372)
CME Group, Inc.	BRL	783,790	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(892,929)
CME Group, Inc.	BRL	1,133,036	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(1,350,571)
CME Group, Inc.	BRL	68,512	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	384,530
CME Group, Inc.	BRL	68,513	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	398,808
CME Group, Inc.	BRL	77,923	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	482,236
CME Group, Inc.	BRL	139,785	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	745,747
CME Group, Inc.	BRL	145,947	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	711,888
CME Group, Inc.	BRL	209,541	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	1,047,906
CME Group, Inc.(1)	KRW	17,876,490	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(154,349)
CME Group, Inc.	MXN	2,419,244	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(1,556,682)
CME Group, Inc.	MXN	1,774,345	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,138,971)
CME Group, Inc.	MXN	2,105,585	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,346,771)
CME Group, Inc.	MXN	1,037,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.00% (pays monthly)	8/21/19	(597,522)
CME Group, Inc.	MXN	2,426,140	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(1,339,958)
CME Group, Inc.	MXN	3,557,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(121,827)
CME Group, Inc.	MXN	3,499,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	(73,579)
CME Group, Inc.	MXN	4,187,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	641,619
CME Group, Inc.	MXN	1,277,918	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	1/24/20	(24,044)
CME Group, Inc.	MXN	4,045,452	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68% (pays monthly)	1/24/20	(112,728)

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	1,502,776	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.52% (pays monthly)	4/16/20	$(198,416)
CME Group, Inc.	MXN	13,867,130	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/16/20	(245,573)
CME Group, Inc.	MXN	884,500	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	296,715
CME Group, Inc.	MXN	889,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	298,955
CME Group, Inc.	MXN	1,167,030	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	(162,697)
LCH.Clearnet	CAD	30,580	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	93,244
LCH.Clearnet	CAD	61,100	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	186,304
LCH.Clearnet	CAD	183,530	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.49% (pays semi-annually)	2/5/23	434,481
LCH.Clearnet	CAD	111,865	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.46% (pays semi-annually)	2/6/23	135,521
LCH.Clearnet	CAD	38,500	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.42% (pays semi-annually)	3/6/23	(48,144)
LCH.Clearnet	CAD	64,455	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.39% (pays semi-annually)	3/14/23	(197,169)
LCH.Clearnet	CAD	83,791	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.40% (pays semi-annually)	3/14/23	(219,642)
LCH.Clearnet(1)	CHF	241,194	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.45)% (pays annually)	3/25/20	(30,708)
LCH.Clearnet(1)	CHF	241,194	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.46)% (pays annually)	3/25/20	(49,130)
LCH.Clearnet(1)	CHF	253,334	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.46)% (pays annually)	3/25/20	(45,153)
LCH.Clearnet(1)	CHF	121,918	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	3/26/20	(41,536)
LCH.Clearnet(1)	CHF	121,917	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	3/27/20	(61,336)
LCH.Clearnet(1)	CHF	121,918	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.48)% (pays annually)	3/27/20	(55,129)
LCH.Clearnet(1)	CHF	245,839	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	3/29/20	(90,849)
LCH.Clearnet(1)	CHF	367,334	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.50)% (pays annually)	4/3/20	(246,670)
LCH.Clearnet(1)	CHF	124,028	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/5/20	(79,300)
LCH.Clearnet(1)	CHF	245,945	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.51)% (pays annually)	4/8/20	(201,700)
LCH.Clearnet(1)	CHF	247,527	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/9/20	(161,185)

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	CHF	247,527	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/9/20	$(167,487)
LCH.Clearnet(1)	CHF	316,396	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	4/15/20	(151,110)
LCH.Clearnet(1)	CHF	35,139	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	4/16/20	(17,107)
LCH.Clearnet(1)	EUR	324,825	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(182,000)
LCH.Clearnet(1)	EUR	324,825	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(187,904)
LCH.Clearnet(1)	EUR	105,106	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/26/20	(34,224)
LCH.Clearnet(1)	EUR	105,105	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.10)% (pays annually)	3/27/20	(36,921)
LCH.Clearnet(1)	EUR	105,106	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/27/20	(28,646)
LCH.Clearnet(1)	EUR	207,042	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/29/20	(43,177)
LCH.Clearnet(1)	EUR	313,205	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.12)% (pays annually)	4/3/20	(23,310)
LCH.Clearnet(1)	EUR	107,218	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/5/20	(17,888)
LCH.Clearnet(1)	EUR	107,218	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/6/20	(15,246)
LCH.Clearnet(1)	EUR	799,770	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	4/15/20	(233,396)
LCH.Clearnet	EUR	155,901	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(2)	9/20/22	(419,967)
LCH.Clearnet	EUR	240,000	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	1,926,777
LCH.Clearnet	EUR	47,035	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)	3/21/23	(269,325)
LCH.Clearnet	EUR	1,534	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.95% (pays annually)	4/12/28	6,634
LCH.Clearnet	EUR	49,820	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(1,793,942)
LCH.Clearnet	EUR	2,886	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	41,092
LCH.Clearnet	EUR	8,085	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.36% (pays annually)	4/5/48	92,812
LCH.Clearnet	HUF	2,149,708	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(214,491)
LCH.Clearnet	HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(722,448)
LCH.Clearnet	HUF	5,322,580	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(643,181)

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	$(546,650)
LCH.Clearnet	HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(548,795)
LCH.Clearnet	HUF	10,841,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	(806,959)
LCH.Clearnet	HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	(367,086)
LCH.Clearnet	HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	(146,880)
LCH.Clearnet	HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(356,358)
LCH.Clearnet	HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(260,101)
LCH.Clearnet	HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(83,435)
LCH.Clearnet	HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(84,168)
LCH.Clearnet	HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(178,474)
LCH.Clearnet	HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(136,355)
LCH.Clearnet	HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(306,772)
LCH.Clearnet	HUF	2,236,399	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(278,833)
LCH.Clearnet	HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(129,131)
LCH.Clearnet	HUF	2,407,181	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(309,156)
LCH.Clearnet	HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(194,367)
LCH.Clearnet	HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(160,249)
LCH.Clearnet	HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(779,903)
LCH.Clearnet	HUF	956,538	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(146,347)
LCH.Clearnet	HUF	950,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(135,680)
LCH.Clearnet	HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(392,854)
LCH.Clearnet	HUF	4,379,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.66% (pays annually)	2/8/27	(1,262,946)
LCH.Clearnet	HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	(52,975)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	$(34,109)
LCH.Clearnet	HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	22,589
LCH.Clearnet	HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	(31,528)
LCH.Clearnet	HUF	1,498,763	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	(64,478)
LCH.Clearnet	HUF	2,220,389	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	(167,133)
LCH.Clearnet	HUF	4,490,614	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/7/28	(234,604)
LCH.Clearnet	HUF	2,264,798	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	(181,763)
LCH.Clearnet	HUF	4,340,586	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	(401,097)
LCH.Clearnet	JPY	1,114,835	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	665,016
LCH.Clearnet	JPY	1,206,794	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	149,512
LCH.Clearnet	JPY	1,346,165	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	830,871
LCH.Clearnet	JPY	1,413,260	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	277,851
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	19,750
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	16,291
LCH.Clearnet	JPY	1,525,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	(27,042)
LCH.Clearnet	JPY	1,630,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	(44,900)
LCH.Clearnet	JPY	2,052,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(215,577)
LCH.Clearnet	JPY	1,347,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(256,369)
LCH.Clearnet	JPY	2,591,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(471,439)
LCH.Clearnet	JPY	2,998,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(518,352)
LCH.Clearnet	JPY	5,251,695	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(1,066,182)
LCH.Clearnet	JPY	5,650,015	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(987,923)
LCH.Clearnet	JPY	1,677,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/17/48	156,544

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	NZD	57,470	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	$(181,541)
LCH.Clearnet	NZD	79,000	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(243,213)
LCH.Clearnet	NZD	143,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(366,577)
LCH.Clearnet	NZD	162,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(333,643)
LCH.Clearnet	NZD	63,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(133,527)
LCH.Clearnet	NZD	63,650	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(143,647)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	1,645,006
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	450,744
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	663,178
LCH.Clearnet	NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(360,166)
LCH.Clearnet	NZD	19,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(431,241)
LCH.Clearnet	NZD	19,535	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(445,785)
LCH.Clearnet	NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(1,269,563)
LCH.Clearnet	NZD	16,873	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(284,982)
LCH.Clearnet	NZD	82,060	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(581,339)
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(214,799)
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(229,223)
LCH.Clearnet	NZD	140,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(495,309)
LCH.Clearnet	NZD	86,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(579,936)
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	102,728
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	298,012
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	283,505
LCH.Clearnet	PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	663,573

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	$584,495
LCH.Clearnet	PLN	144,938	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	595,728
LCH.Clearnet	PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	186,994
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(302,752)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(226,190)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(71,829)
LCH.Clearnet	PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(246,225)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(20,381)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(26,895)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(44,580)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(41,967)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(51,838)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(32,564)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(89,429)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(34,375)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	(38,364)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(304,671)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(47,641)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(58,713)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(154,133)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR (pays semi-annually)	3.00% (pays annually)	2/8/27	320,717
LCH.Clearnet	PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	637,370
LCH.Clearnet	PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	651,217

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	$383,778
LCH.Clearnet	PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	552,328
LCH.Clearnet	PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	83,452
LCH.Clearnet	PLN	31,826	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	240,057
LCH.Clearnet	PLN	64,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/7/28	566,758
LCH.Clearnet	PLN	31,825	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	223,664
LCH.Clearnet	PLN	61,296	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	399,149
LCH.Clearnet(1)	SEK	3,212,871	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.08% (pays annually)	3/25/20	358,435
LCH.Clearnet(1)	SEK	3,260,936	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.08% (pays annually)	3/25/20	365,662
LCH.Clearnet(1)	SEK	1,066,908	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.05% (pays annually)	3/26/20	86,857
LCH.Clearnet(1)	SEK	2,144,380	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.04% (pays annually)	3/27/20	152,931
LCH.Clearnet(1)	SEK	2,154,943	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.05% (pays annually)	3/29/20	153,409
LCH.Clearnet(1)	SEK	2,149,661	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/3/20	106,152
LCH.Clearnet(1)	SEK	2,195,084	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/5/20	70,380
LCH.Clearnet(1)	SEK	1,090,675	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/6/20	43,127
LCH.Clearnet(1)	SEK	2,165,506	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/8/20	65,915
LCH.Clearnet(1)	SEK	2,165,506	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/9/20	68,880
LCH.Clearnet(1)	SEK	2,165,506	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/9/20	62,675
LCH.Clearnet(1)	SEK	1,976,604	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.04% (pays annually)	4/15/20	81,370
LCH.Clearnet	USD	3,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	3,443
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually)	7/31/20	(58,801)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(220,395)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(275,631)

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	$(372,577)
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(448,273)
LCH.Clearnet	USD	18,431	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(452,168)
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(477,805)
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(789,063)
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(260,412)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(541,125)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.57% (pays semi-annually)	9/17/20	(956,134)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(645,606)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(38,306)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(306,271)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(306,831)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(261,239)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(527,391)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(249,789)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(300,466)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(323,830)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(303,489)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(607,787)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.27% (pays semi-annually)	3/7/21	(719,936)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.10% (pays semi-annually)	7/27/22	(280,636)
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.06% (pays semi-annually)	7/30/22	(370,115)
LCH.Clearnet	USD	10,104	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	438,548

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	7,836	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.51% (pays semi-annually)	1/26/23	$88,303
LCH.Clearnet	USD	4,250	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.71% (pays semi-annually)	3/5/23	32,397
LCH.Clearnet	USD	860	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.73% (pays semi-annually)	4/5/23	6,625
LCH.Clearnet	USD	5,340	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	4/10/23	30,081
LCH.Clearnet	USD	379	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	2,701
LCH.Clearnet	USD	3,071	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	21,903
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(468,963)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(639,687)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(808,763)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(811,600)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	5/9/26	(267,182)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.60% (pays semi-annually)	5/18/26	(1,028,598)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(231,973)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(493,473)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	(1,683,885)
LCH.Clearnet	USD	11,590	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	808,815
LCH.Clearnet	USD	122,717	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	7,022,954
LCH.Clearnet	USD	2,300	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.33% (pays semi-annually)	11/6/27	105,996
LCH.Clearnet	USD	705	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.28% (pays semi-annually)	11/9/27	34,910
LCH.Clearnet	USD	1,900	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.38% (pays semi-annually)	11/14/27	79,634
LCH.Clearnet	USD	14,740	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.32% (pays semi-annually)	11/17/27	704,879
LCH.Clearnet	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.35% (pays semi-annually)	11/21/27	158,823
LCH.Clearnet	USD	4,525	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.36% (pays semi-annually)	11/24/27	200,281

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	2,600	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.34% (pays semi-annually)	12/18/27	$121,709
LCH.Clearnet	USD	4,155	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.47% (pays semi-annually)	1/9/28	150,953
LCH.Clearnet	USD	23,800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	448,468
LCH.Clearnet	USD	1,010	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	15,059
LCH.Clearnet	USD	17,888	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	325,910
LCH.Clearnet	USD	603	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.84% (pays semi-annually)	2/9/28	5,458
LCH.Clearnet	USD	14,655	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	3/15/28	94,709
LCH.Clearnet	USD	3,573	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	3/21/28	25,671
LCH.Clearnet	USD	1,400	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.82% (pays semi-annually)	4/12/28	18,190
LCH.Clearnet	USD	1,700	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.80% (pays semi-annually)	4/13/28	26,142
LCH.Clearnet	USD	1,566	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	4/18/28	11,610
LCH.Clearnet	USD	8,869	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	157,209
LCH.Clearnet	USD	8,570	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	173,200

							$(22,758,082)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2018.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	INR	1,289,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/14/22	$(436,726)
Bank of America, N.A.	INR	530,900	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.09% (pays semi-annually)	6/15/22	(189,797)
Bank of America, N.A.	INR	1,553,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.15% (pays semi-annually)	6/29/22	(529,081)

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	INR	3,828,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.21% (pays semi-annually)	7/10/22	$(1,166,801)
Bank of America, N.A.	INR	3,000,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.24% (pays semi-annually)	10/25/22	(924,303)
Bank of America, N.A.	INR	3,466,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.33% (pays semi-annually)	11/9/22	(916,309)
Bank of America, N.A.	INR	2,165,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	(111,378)
Bank of America, N.A.	INR	1,804,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(194,135)
Bank of America, N.A.	KRW	21,726,010	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.29% (pays quarterly)	6/20/28	(178,127)
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	278,049
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(83,879)
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(176,691)
BNP Paribas	INR	1,100,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	6/23/22	(404,382)
Citibank, N.A.	INR	830,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.14% (pays semi-annually)	6/29/22	(290,371)
Citibank, N.A.	INR	1,683,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/29/22	(603,323)
Citibank, N.A.	INR	3,572,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.18% (pays semi-annually)	6/30/22	(1,148,568)
Citibank, N.A.	KRW	43,762,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	(103,285)
Deutsche Bank AG	INR	927,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(356,574)
Deutsche Bank AG	INR	1,834,400	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	(97,310)

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	INR	2,140,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	$(89,651)
Deutsche Bank AG	KRW	42,483,900	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.20% (pays quarterly)	6/20/23	(124,343)
Deutsche Bank AG	KRW	26,257,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(232,423)
Deutsche Bank AG	KRW	26,554,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	(252,398)
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(496,459)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.09% (pays annually)	11/12/20	(540,412)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	2/25/21	237,723
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.76% (pays annually)	3/7/21	144,386
Goldman Sachs International	CLP	25,906,860	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	10/4/22	(102,921)
Goldman Sachs International	CLP	25,166,660	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/5/22	(115,115)
Goldman Sachs International	CLP	12,583,330	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/6/22	(56,508)
Goldman Sachs International	CLP	25,166,660	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.59% (pays semi-annually)	10/10/22	(138,962)
Goldman Sachs International	CLP	19,818,480	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.50% (pays semi-annually)	10/26/22	40,528
Goldman Sachs International	CLP	7,644,268	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.54% (pays semi-annually)	10/30/22	(2,667)
Goldman Sachs International	CLP	38,504,460	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	12/4/22	(353,533)
Goldman Sachs International	CLP	7,927,400	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	12/5/22	(66,008)

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLP	8,506,025	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.60% (pays semi-annually)	1/4/23	$(74,529)
Goldman Sachs International	INR	914,286	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	6/15/22	(322,802)
Goldman Sachs International	INR	207,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/19/22	(71,444)
Goldman Sachs International	INR	1,559,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/29/22	(526,663)
Goldman Sachs International	INR	1,504,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.23% (pays semi-annually)	7/7/22	(446,864)
Goldman Sachs International	INR	3,750,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.24% (pays semi-annually)	10/25/22	(1,166,174)
Goldman Sachs International	INR	3,750,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.33% (pays semi-annually)	11/9/22	(991,390)
Goldman Sachs International	INR	1,426,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	(15,708)
Goldman Sachs International	KRW	33,758,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.21% (pays quarterly)	6/20/23	(82,734)
Goldman Sachs International	KRW	18,754,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(161,930)
Goldman Sachs International	KRW	18,967,400	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	(176,155)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	111,840
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	28,463
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	7,188
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	10,573

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	$(22,859)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(412,967)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(808,363)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	207,050
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	142,857
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	82,113
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	96,791
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	7/27/22	73,038
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.61% (pays annually)	7/30/22	93,611
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(233,630)
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.47% (pays annually)	5/18/26	(147,579)
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	(641,258)
JPMorgan Chase Bank, N.A.	INR	54,622	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/21/22	(17,620)
JPMorgan Chase Bank, N.A.	INR	940,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.22% (pays semi-annually)	7/6/22	(284,101)
JPMorgan Chase Bank, N.A.	INR	2,140,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	(110,361)
JPMorgan Chase Bank, N.A.	KRW	34,383,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	(81,149)

56	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	KRW	26,256,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	$(232,414)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.86% (pays semi-annually)	2/25/23	431,533
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill (pays quarterly)	4.06% (pays semi-annually)	6/4/23	295,177
Morgan Stanley & Co. International PLC	INR	1,606,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.22% (pays semi-annually)	7/11/22	(483,075)
Nomura International PLC	INR	2,300,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/27/22	(800,383)
Standard Chartered Bank	INR	162,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.13% (pays semi-annually)	6/19/22	(54,990)
Standard Chartered Bank	INR	600,900	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(227,846)
Standard Chartered Bank	INR	1,831,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	(61,378)
Standard Chartered Bank	KRW	10,736,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(97,371)

							$(16,955,257)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Turkey	ICE Clear Credit	$9,840	1.00% (pays quarterly)(1)	6/20/20	1.07%	$(2,286)	$262,962	$260,676

Total		$9,840				$(2,286)	$262,962	$260,676

57	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount† (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)

Chile	ICE Clear Credit		12,407	1.00% (pays quarterly)(1)	6/20/23	$(303,846)	$283,670	$(20,176)
Chile	ICE Clear Credit		39,016	1.00% (pays quarterly)(1)	6/20/23	(955,489)	907,046	(48,443)
Chile	ICE Clear Credit		39,017	1.00% (pays quarterly)(1)	6/20/23	(955,513)	866,025	(89,488)
Colombia	ICE Clear Credit		35,907	1.00% (pays quarterly)(1)	6/20/23	61,736	(161,812)	(100,076)
Colombia	ICE Clear Credit		67,323	1.00% (pays quarterly)(1)	6/20/23	115,751	(251,897)	(136,146)
France	ICE Clear Credit		27,737	0.25% (pays quarterly)(1)	12/20/24	(17,548)	(33,544)	(51,092)
France	ICE Clear Credit		248,753	0.25% (pays quarterly)(1)	6/20/28	2,552,418	(3,144,900)	(592,482)
Malaysia	ICE Clear Credit		625,000	1.00% (pays quarterly)(1)	6/20/23	(8,971,299)	7,743,852	(1,227,447)
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit		1,000	1.00% (pays quarterly)(1)	6/20/23	18,304	(20,300)	(1,996)
Markit iTraxx Europe Senior Financials Index (ITRAXX.FINSR.28.V1)	ICE Clear Credit	EUR	176,060	1.00% (pays quarterly)(1)	12/20/22	(5,339,404)	4,115,758	(1,223,646)
Mexico	ICE Clear Credit		42,732	1.00% (pays quarterly)(1)	6/20/23	227,049	(403,627)	(176,578)
Mexico	ICE Clear Credit		158,268	1.00% (pays quarterly)(1)	6/20/23	840,931	(1,518,324)	(677,393)
Qatar	ICE Clear Credit		153,164	1.00% (pays quarterly)(1)	12/20/22	(1,483,676)	(53,423)	(1,537,099)
Qatar	ICE Clear Credit		27,925	1.00% (pays quarterly)(1)	6/20/23	(183,458)	160,767	(22,691)
Qatar	ICE Clear Credit		61,323	1.00% (pays quarterly)(1)	6/20/23	(401,795)	254,239	(147,556)
Qatar	ICE Clear Credit		23,815	1.00% (pays quarterly)(1)	12/20/27	778,473	(1,020,617)	(242,144)
Qatar	ICE Clear Credit		23,816	1.00% (pays quarterly)(1)	12/20/27	778,505	(1,020,783)	(242,278)
Qatar	ICE Clear Credit		57,454	1.00% (pays quarterly)(1)	12/20/27	1,879,295	(2,320,543)	(441,248)
Russia	ICE Clear Credit		77,087	1.00% (pays quarterly)(1)	6/20/23	1,053,609	(692,343)	361,266
Russia	ICE Clear Credit		102,786	1.00% (pays quarterly)(1)	6/20/23	1,403,988	(1,116,766)	287,222
Russia	ICE Clear Credit		102,785	1.00% (pays quarterly)(1)	6/20/23	1,403,975	(1,158,214)	245,761
Russia	ICE Clear Credit		64,241	1.00% (pays quarterly)(1)	6/20/23	878,141	(723,398)	154,743
Russia	ICE Clear Credit		21,302	1.00% (pays quarterly)(1)	6/20/23	290,971	(178,723)	112,248

58	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount† (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)

Russia	ICE Clear Credit	51,392	1.00% (pays quarterly)(1)	6/20/23	$701,980	$(596,919)	$105,061
Russia	ICE Clear Credit	34,902	1.00% (pays quarterly)(1)	6/20/23	476,738	(412,816)	63,922
South Africa	ICE Clear Credit	76,950	1.00% (pays quarterly)(1)	6/20/21	(141,331)	(4,712,349)	(4,853,680)
South Africa	ICE Clear Credit	49,000	1.00% (pays quarterly)(1)	12/20/27	5,217,781	(5,243,929)	(26,148)
South Africa	ICE Clear Credit	10,300	1.00% (pays quarterly)(1)	12/20/27	1,096,799	(1,404,716)	(307,917)
South Africa	ICE Clear Credit	17,000	1.00% (pays quarterly)(1)	12/20/27	1,810,251	(2,323,023)	(512,772)
South Africa	ICE Clear Credit	18,100	1.00% (pays quarterly)(1)	12/20/27	1,927,385	(2,580,599)	(653,214)
South Africa	ICE Clear Credit	23,500	1.00% (pays quarterly)(1)	12/20/27	2,502,405	(3,275,746)	(773,341)

Total					$7,263,126	$(20,037,954)	$(12,774,828)

†	Notional amount is stated in USD unless otherwise noted.

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$47,240	5.00% (pays quarterly)(1)	6/20/23	2.91%	$4,733,533	$(4,886,338)	$(152,805)
Argentina	Goldman Sachs International	47,240	5.00% (pays quarterly)(1)	6/20/23	2.91	4,733,533	(5,054,230)	(320,697)
Cyprus	Goldman Sachs International	3,268	1.00% (pays quarterly)(1)	6/20/21	1.04	(125)	162,317	162,192
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	1.13	(16,467)	197,395	180,928
Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	1.07	(2,682)	319,357	316,675
Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	1.15	(32,218)	494,707	462,489
Turkey	BNP Paribas	9,935	1.00% (pays quarterly)(1)	12/20/20	1.22	(44,939)	295,131	250,192
Turkey	BNP Paribas	19,643	1.00% (pays quarterly)(1)	6/20/23	1.96	(842,927)	846,692	3,765
Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	2.62	(3,198,151)	4,164,871	966,720
Turkey	BNP Paribas	27,684	1.00% (pays quarterly)(1)	12/20/26	2.62	(3,070,225)	3,998,276	928,051

59	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Turkey	Citibank, N.A.	$43,500	1.00% (pays quarterly)(1)	6/20/23	1.96%	$(1,866,687)	$1,894,122	$27,435
Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	1.07	(3,362)	329,647	326,285
Turkey	Goldman Sachs International	11,535	1.00% (pays quarterly)(1)	12/20/26	2.62	(1,279,261)	1,675,908	396,647
Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	2.73	(4,127,100)	4,493,301	366,201
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	1.07	(2,856)	330,797	327,941
Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	1.07	(1,882)	193,731	191,849

Total		$335,944				$(5,021,816)	$9,455,684	$4,433,868

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$2,009	1.00% (pays quarterly)(1)	6/20/18	$(4,960)	$(316)	$(5,276)
Bulgaria	BNP Paribas	3,100	1.00% (pays quarterly)(1)	9/20/18	(14,876)	(2,285)	(17,161)
Bulgaria	BNP Paribas	2,160	1.00% (pays quarterly)(1)	12/20/18	(15,312)	(2,865)	(18,177)
Colombia	Goldman Sachs International	60,800	1.00% (pays quarterly)(1)	6/20/28	4,116,119	(4,143,955)	(27,836)
Croatia	BNP Paribas	3,960	1.00% (pays quarterly)(1)	6/20/18	(9,368)	(8,627)	(17,995)
Croatia	BNP Paribas	915	1.00% (pays quarterly)(1)	3/20/20	(13,624)	(28,518)	(42,142)
Croatia	Citibank, N.A.	930	1.00% (pays quarterly)(1)	6/20/18	(2,200)	(2,061)	(4,261)
Croatia	Citibank, N.A.	1,270	1.00% (pays quarterly)(1)	6/20/18	(3,004)	(3,277)	(6,281)
Croatia	Citibank, N.A.	5,580	1.00% (pays quarterly)(1)	6/20/18	(13,200)	(14,217)	(27,417)
Croatia	Citibank, N.A.	400	1.00% (pays quarterly)(1)	3/20/20	(5,956)	(11,325)	(17,281)
Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(2,542)	(4,804)	(7,346)

60	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$1,210	1.00% (pays quarterly)(1)	6/20/20	$(19,747)	$(38,223)	$(57,970)
Croatia	Goldman Sachs International	3,000	1.00% (pays quarterly)(1)	3/20/19	(25,703)	(38,372)	(64,075)
Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(39,755)	(74,635)	(114,390)
Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(61,792)	(116,123)	(177,915)
Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(34,271)	(66,559)	(100,830)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00% (pays quarterly)(1)	6/20/18	(3,627)	(3,959)	(7,586)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00% (pays quarterly)(1)	6/20/18	(2,751)	(3,135)	(5,886)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00% (pays quarterly)(1)	6/20/18	(5,914)	(6,171)	(12,085)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00% (pays quarterly)(1)	6/20/18	(6,494)	(7,574)	(14,068)
Lebanon	Bank of America, N.A.	3,100	1.00% (pays quarterly)(1)	6/20/22	430,253	(370,356)	59,897
Lebanon	Bank of America, N.A.	4,190	1.00% (pays quarterly)(1)	12/20/22	644,356	(572,110)	72,246
Lebanon	Barclays Bank PLC	5,300	1.00% (pays quarterly)(1)	12/20/22	815,057	(714,018)	101,039
Lebanon	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	12/20/27	1,284,027	(1,375,224)	(91,197)
Lebanon	Goldman Sachs International	3,722	5.00% (pays quarterly)(1)	12/20/18	(30,723)	26,815	(3,908)
Lebanon	Goldman Sachs International	3,450	5.00% (pays quarterly)(1)	12/20/18	(28,478)	22,989	(5,489)
Malaysia	BNP Paribas	18,690	1.00% (pays quarterly)(1)	6/20/23	(268,681)	237,211	(31,470)
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	466,783	(742,581)	(275,798)
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	547,894	(718,411)	(170,517)
Poland	Bank of America, N.A.	5,200	1.00% (pays quarterly)(1)	9/20/19	(70,750)	24,240	(46,510)
Poland	Barclays Bank PLC	6,320	1.00% (pays quarterly)(1)	9/20/18	(30,580)	11,780	(18,800)
Poland	Barclays Bank PLC	3,164	1.00% (pays quarterly)(1)	9/20/19	(43,048)	15,601	(27,447)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(5,088)	3,092	(1,996)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(5,088)	2,913	(2,175)
Qatar	Barclays Bank PLC	9,791	1.00% (pays quarterly)(1)	12/20/18	(59,487)	20,485	(39,002)

61	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Qatar	Barclays Bank PLC	$1,200	1.00% (pays quarterly)(1)	3/20/19	$(9,285)	$3,277	$(6,008)
Qatar	Barclays Bank PLC	3,600	1.00% (pays quarterly)(1)	9/20/23	(15,569)	9,377	(6,192)
Qatar	Barclays Bank PLC	7,680	1.00% (pays quarterly)(1)	9/20/23	(33,213)	3,570	(29,643)
Qatar	BNP Paribas	539	1.00% (pays quarterly)(1)	6/20/19	(5,079)	2,182	(2,897)
Qatar	Citibank, N.A.	2,020	1.00% (pays quarterly)(1)	6/20/19	(19,034)	10,702	(8,332)
Qatar	Deutsche Bank AG	539	1.00% (pays quarterly)(1)	6/20/19	(5,079)	2,056	(3,023)
Qatar	Deutsche Bank AG	1,740	1.00% (pays quarterly)(1)	6/20/19	(16,395)	6,638	(9,757)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	3/20/19	(12,845)	5,249	(7,596)
Qatar	Goldman Sachs International	3,330	1.00% (pays quarterly)(1)	3/20/19	(25,766)	8,864	(16,902)
Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(20,153)	(16,960)	(37,113)
Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(117,957)	(67,530)	(185,487)
Qatar	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	12/20/23	(4,489)	(4,047)	(8,536)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	7,412	946	8,358
Qatar	JPMorgan Chase Bank, N.A.	580	1.00% (pays quarterly)(1)	3/20/19	(4,488)	1,731	(2,757)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00% (pays quarterly)(1)	6/20/19	(4,806)	2,925	(1,881)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00% (pays quarterly)(1)	6/20/19	(9,724)	4,403	(5,321)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00% (pays quarterly)(1)	6/20/19	(14,323)	5,629	(8,694)
Qatar	Nomura International PLC	620	1.00% (pays quarterly)(1)	3/20/19	(4,797)	1,692	(3,105)
Qatar	Nomura International PLC	1,540	1.00% (pays quarterly)(1)	3/20/19	(11,916)	4,335	(7,581)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	23,050	11,784	34,834
Qatar	UBS AG	5,500	1.00% (pays quarterly)(1)	12/20/23	(11,757)	(10,740)	(22,497)
South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	71,717	(164,422)	(92,705)
South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	107,575	(325,007)	(217,432)

62	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$14,640	1.00% (pays quarterly)(1)	9/20/22	$209,986	$(455,293)	$(245,307)
South Africa	Bank of America, N.A.	26,320	1.00% (pays quarterly)(1)	9/20/22	377,516	(906,509)	(528,993)
South Africa	Barclays Bank PLC	3,100	1.00% (pays quarterly)(1)	9/20/22	44,464	(115,342)	(70,878)
South Africa	BNP Paribas	3,100	1.00% (pays quarterly)(1)	9/20/22	44,464	(118,508)	(74,044)
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	213,942	(376,566)	(162,624)
South Africa	BNP Paribas	13,330	1.00% (pays quarterly)(1)	12/20/25	970,015	(1,897,133)	(927,118)
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,163,582	(2,277,021)	(1,113,439)
South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	1,905,538	(3,568,426)	(1,662,888)
South Africa	Credit Suisse International	3,700	1.00% (pays quarterly)(1)	9/20/22	53,070	(166,489)	(113,419)
South Africa	Deutsche Bank AG	4,860	1.00% (pays quarterly)(1)	9/20/22	69,709	(210,208)	(140,499)
South Africa	Deutsche Bank AG	5,700	1.00% (pays quarterly)(1)	9/20/22	81,757	(245,483)	(163,726)
South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	44,034	(128,685)	(84,651)
South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	215,150	(649,150)	(434,000)
South Africa	Goldman Sachs International	2,647	1.00% (pays quarterly)(1)	12/20/22	49,420	(119,256)	(69,836)
South Africa	HSBC Bank USA, N.A.	2,500	1.00% (pays quarterly)(1)	12/20/22	46,676	(108,163)	(61,487)
South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	132,933	(292,326)	(159,393)
South Africa	Nomura International PLC	1,000	1.00% (pays quarterly)(1)	9/20/22	14,343	(34,024)	(19,681)
South Africa	Nomura International PLC	7,571	1.00% (pays quarterly)(1)	12/20/22	141,353	(335,693)	(194,340)

Total					$13,118,501	$(21,212,196)	$(8,093,695)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $345,784,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

63	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Citibank, N.A.		118,700	Excess Return on Bloomberg Roll Select Commodity Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.19% (pays upon termination)	5/15/18	$(207,714)
Citibank, N.A.		237,400	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.17% (pays upon termination)	5/15/18	(482,127)
Citibank, N.A.		118,700	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.20% (pays upon termination)	5/15/18	(157,907)
Citibank, N.A.	KRW	68,750	Positive Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	6/14/18	767,653
Citibank, N.A.	KRW	76,750	Positive Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	6/14/18	53,679
Citibank, N.A.	UAH	77,974	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $2,697,550 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	165,930
Citibank, N.A.	UAH	664,492	Total Return on Ukraine Government Bond, 14.25% due 10/10/18 (pays semi-annually)	3-month USD-LIBOR-BBA + 150 bp on $24,617,277 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	10/12/18	450,544
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $14,370,953 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(649,938)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $8,023,055 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	212,819
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $13,781,238 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	58,610
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $6,996,612 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(65,629)

64	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (continued)

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	EGP	181,950	Total Return on Egypt Treasury Bill, 0.00% due 7/24/18 (pays upon termination)	3-month USD-LIBOR-BBA +55 bp on $9,412,749 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	7/24/18	$419,556

						$565,476

†	Notional amount is stated in USD unless otherwise noted.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Net Unrealized Depreciation

BNP Paribas	6-month USD-LIBOR-BBA on USD 15,735,726 (pays semi-annually) plus KRW 18,214,100,000	1.19% on KRW 18,214,100,000 (pays semi-annually) plus USD 15,735,726	3/8/20	$(1,271,268)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,119,874 (pays semi-annually) plus KRW 23,521,200,000	1.23% on KRW 23,521,200,000 (pays semi-annually) plus USD 21,119,874	3/31/20	(848,932)

				$(2,120,200)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation

Goldman Sachs International	CLF	907	CLP	24,177,216	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.89% (pays semi-annually)	10/4/22	$583,167
Goldman Sachs International	CLF	907	CLP	24,178,821	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/5/22	608,558
Goldman Sachs International	CLF	453	CLP	12,090,217	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/6/22	303,505
Goldman Sachs International	CLF	907	CLP	24,186,773	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.92% (pays semi-annually)	10/11/22	637,961
Goldman Sachs International	CLF	679	CLP	18,104,045	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.91% (pays semi-annually)	10/26/22	510,798
Goldman Sachs International	CLF	272	CLP	7,239,753	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	10/28/22	230,530

65	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation
Goldman Sachs International	CLF	1,387	CLP	37,113,487	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.96% (pays semi-annually)	12/4/22	$525,163
Goldman Sachs International	CLF	283	CLP	7,575,692	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	12/5/22	98,994
Goldman Sachs International	CLF	301	CLP	8,066,826	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.99% (pays semi-annually)	1/4/23	120,638

								$3,619,314

								$1,499,114

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BHD	–	Bahraini Dinar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge

LKR	–	Sri Lankan Rupee
MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
QAR	–	Qatari Riyal
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UAH	–	Ukrainian Hryvnia
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

66	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $4,572,805,234)	$4,676,045,427
Affiliated investment, at value (identified cost, $290,918,655)	290,925,278
Cash	3,227,547
Deposits for derivatives collateral —
Futures contracts	24,231,000
Centrally cleared swap contracts	113,401,297
OTC derivatives	18,519,436
Foreign currency, at value (identified cost, $178,035,799)	176,928,626
Interest and dividends receivable	65,334,371
Dividends receivable from affiliated investment	355,284
Receivable for investments sold	4,769,720
Receivable for open forward foreign currency exchange contracts	139,047,276
Receivable for open swap contracts	16,631,047
Premium paid on open non-centrally cleared swap contracts	31,603,250
Tax reclaims receivable	24,764
Other assets	25,629
Total assets	$5,561,069,952

Liabilities
Cash collateral due to brokers	$17,089,436
Payable for reverse repurchase agreements, including accrued interest of $45,602	110,906,700
Payable for investments purchased	45,558,976
Payable for variation margin on open futures contracts	56,970
Payable for variation margin on open centrally cleared swap contracts	1,984,001
Payable for open forward foreign currency exchange contracts	178,256,102
Payable for open forward volatility agreements	771,299
Payable for open swap contracts	31,763,263
Premium received on open non-centrally cleared swap contracts	19,846,738
Payable to affiliates:
Investment adviser fee	3,892,135
Trustees’ fees	8,628
Accrued expenses and other liabilities	1,816,256
Total liabilities	$411,950,504
Net Assets applicable to investors’ interest in Portfolio	$5,149,119,448

Sources of Net Assets
Investors’ capital	$5,130,557,647
Net unrealized appreciation	18,561,801
Total	$5,149,119,448

67	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $4,047,728)	$137,560,176
Dividends (net of foreign taxes, $1,053,489)	4,944,115
Dividends from affiliated investment	2,914,827
Total investment income	$145,419,118

Expenses
Investment adviser fee	$21,344,826
Trustees’ fees and expenses	50,753
Custodian fee	2,289,967
Legal and accounting services	160,988
Interest expense and fees	1,439,401
Interest expense on securities sold short	8,926
Miscellaneous	282,648
Total expenses	$25,577,509

Net investment income	$119,841,609

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $888,354)	$41,066,071
Investment transactions — affiliated investment	(55,031)
Written options	3,086,980
Securities sold short	92,956
Futures contracts	(70,792,450)
Swap contracts	(27,524,738)
Forward volatility agreements	(526,321)
Foreign currency transactions	2,351,522
Forward foreign currency exchange contracts	(20,941,717)
Net realized loss	$(73,242,728)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $532,982)	$(19,231,783)
Investments — affiliated investment	6,623
Written options	(2,829,642)
Securities sold short	(74,762)
Futures contracts	4,487,002
Swap contracts	(11,033,026)
Forward volatility agreements	(228,134)
Foreign currency	(3,433,077)
Forward foreign currency exchange contracts	(52,547,961)
Net change in unrealized appreciation (depreciation)	$(84,884,760)

Net realized and unrealized loss	$(158,127,488)

Net decrease in net assets from operations	$(38,285,879)

68	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$119,841,609	$115,192,087
Net realized gain (loss)	(73,242,728)	3,070,940
Net change in unrealized appreciation (depreciation)	(84,884,760)	16,364,972
Net increase (decrease) in net assets from operations	$(38,285,879)	$134,627,999
Capital transactions —
Contributions	$1,197,503,853	$1,938,715,733
Withdrawals	(78,077,895)	(265,577,214)
Net increase in net assets from capital transactions	$1,119,425,958	$1,673,138,519

Net increase in net assets	$1,081,140,079	$1,807,766,518

Net Assets
At beginning of period	$4,067,979,369	$2,260,212,851
At end of period	$5,149,119,448	$4,067,979,369

69	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016		2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	1.11	%(3)	1.13%	1.10%		1.14%	1.28%	1.53%
Net investment income	5.18	%(3)	4.54%	5.09%		5.53%	4.58%	3.41%
Portfolio Turnover	52	%(4)	76%	97%		75%	116%	65%

Total Return	(0.61	)%(4)	5.65%	7.79	%(5)	3.36%	6.99%	(1.50)%

Net assets, end of period (000’s omitted)	$5,149,119		$4,067,979	$2,260,213		$1,879,008	$1,510,154	$1,731,630

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.06%, 0.06%, 0.03%, 0.03%, 0.14% and 0.42% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

70	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Commodity Strategy Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 90.5%, 8.3%, 0.7%, 0.2%, 0.2% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2018 were $43,591,714 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

71

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Notes to Consolidated Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

72

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Notes to Consolidated Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized

73

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Notes to Consolidated Financial Statements (Unaudited) — continued

gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the

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Notes to Consolidated Financial Statements (Unaudited) — continued

premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

T  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

U  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

V  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

W  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

X  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Y  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $21,344,826 or 0.92% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$2,213,825,790	$1,402,506,229
U.S. Government and Agency Securities	278,347,975	234,485,130

	$2,492,173,765	$1,636,991,359

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,064,916,772

Gross unrealized appreciation	$378,858,920
Gross unrealized depreciation	(535,672,650)

Net unrealized depreciation	$(156,813,730)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Consolidated Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, forward volatility agreements, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $217,609,669. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $83,013,769 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$5,380,466	$11,857,996	$—	$17,238,462
Net unrealized appreciation*	766,051	26,016,485	—	—	46,116,318	72,898,854
Receivable for open forward foreign currency exchange contracts	—	—	—	139,047,276	—	139,047,276
Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	23,759,261	821,332	1,307,459	9,318,512	35,206,564

Total Asset Derivatives	$766,051	$49,775,746	$6,201,798	$152,212,731	$55,434,830	$264,391,156

Derivatives not subject to master netting or similar agreements	$766,051	$26,016,485	$—	$—	$46,116,318	$72,898,854

Total Asset Derivatives subject to master netting or similar agreements	$—	$23,759,261	$6,201,798	$152,212,731	$9,318,512	$191,492,302

Net unrealized appreciation*	$—	$(18,755,645)	$—	$—	$(63,804,028)	$(82,559,673)
Payable for open forward foreign currency exchange contracts	—	—	—	(178,256,102)	—	(178,256,102)
Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(847,748)	(15,662,576)	—	(715,567)	(21,356,377)	(38,582,268)
Payable for open forward volatility agreements	—	—	—	(771,299)	—	(771,299)

Total Liability Derivatives	$(847,748)	$(34,418,221)	$—	$(179,742,968)	$(85,160,405)	$(300,169,342)

Derivatives not subject to master netting or similar agreements	$—	$(18,755,645)	$—	$—	$(63,804,028)	$(82,559,673)

Total Liability Derivatives subject to master netting or similar agreements	$(847,748)	$(15,662,576)	$—	$(179,742,968)	$(21,356,377)	$(217,609,669)

*	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$15,621,511	$(11,105,253)	$—	$(4,085,200)	$431,058	$4,085,200
Bank of America, N.A.	8,220,529	(8,220,529)	—	—	—	—
Barclays Bank PLC	2,849,460	(1,120,924)	—	(1,728,536)	—	1,834,000
BNP Paribas	10,795,253	(10,795,253)	—	—	—	—
Citibank, N.A.	24,892,616	(9,958,932)	—	(236)	14,933,448	236
Credit Agricole Corporate and Investment Bank	3,111,983	(3,111,983)	—	—	—	220,000
Credit Suisse International	3,964,089	(3,964,089)	—	—	—	—
Deutsche Bank AG	9,525,964	(9,525,964)	—	—	—	—
Goldman Sachs International	48,329,224	(45,049,547)	—	—	3,279,677	—
HSBC Bank USA, N.A.	426,053	(426,053)	—	—	—	—
JPMorgan Chase Bank, N.A.	15,523,507	(6,673,558)	—	(6,040,000)	2,809,949	6,040,000
Nomura International PLC	933,403	(933,403)	—	—	—	—
Société Générale	3,652,950	(692,045)	(2,960,905)	—	—	—
Standard Chartered Bank	38,093,125	(32,394,182)	—	(1,370,000)	4,328,943	1,370,000
State Street Bank and Trust Company	574,970	(574,970)	—	—	—	—
The Bank of Nova Scotia	176,801	—	—	(176,801)	—	450,000
The Toronto-Dominion Bank	168,859	—	—	—	168,859	—
UBS AG	363,639	(363,639)	—	—	—	—
VTB Capital PLC	4,268,366	—	—	(3,090,000)	1,178,366	3,090,000

	$191,492,302	$(144,910,324)	$(2,960,905)	$(16,490,773)	$27,130,300	$17,089,436

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(11,105,253)	$11,105,253	$—	$—	$—	$—
Bank of America, N.A.	(12,859,652)	8,220,529	4,324,358	—	(314,765)	—
Barclays Bank PLC	(1,120,924)	1,120,924	—	—	—	—
BNP Paribas	(42,619,094)	10,795,253	30,341,211	—	(1,482,630)	—
Citibank, N.A.	(10,806,680)	9,958,932	847,748	—	—	—
Credit Agricole Corporate and Investment Bank	(3,221,724)	3,111,983	—	—	(109,741)	—
Credit Suisse International	(20,715,328)	3,964,089	16,096,780	—	(654,459)	—
Deutsche Bank AG	(17,774,164)	9,525,964	8,248,200	—	—	—
Goldman Sachs International	(45,049,547)	45,049,547	—	—	—	—
HSBC Bank USA, N.A.	(426,741)	426,053	—	—	(688)	—

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Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

JPMorgan Chase Bank, N.A.	$(6,673,558)	$6,673,558	$—	$—	$—	$—
Morgan Stanley & Co. International PLC	(498,234)	—	490,519	—	(7,715)	—
Nomura International PLC	(1,416,118)	933,403	482,715	—	—	—
Société Générale	(692,045)	692,045	—	—	—	—
Standard Chartered Bank	(32,394,182)	32,394,182	—	—	—	1,430,000
State Street Bank and Trust Company	(731,421)	574,970	156,451	—	—	—
UBS AG	(8,306,102)	363,639	7,942,463	—	—	—
VTB Capital PLC	(1,198,902)	—	—	—	(1,198,902)	—

	$(217,609,669)	$144,910,324	$68,930,445	$—	$(3,768,900)	$1,430,000

Total — Deposits for derivatives collateral — OTC derivatives						$18,519,436

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at April 30, 2018 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$(11,085,949)	$(1,111,968)
Written options	—	—	—	3,086,980	—
Futures contracts	(68,952,106)	—	(4,219,711)	—	2,379,367
Swap contracts	949,713	(23,036,536)	337,555	6,405,451	(12,180,921)
Forward volatility agreements	—	—	—	(526,321)	—

Forward foreign currency exchange contracts	—	—	—	(20,941,717)	—

Total	$(68,002,393)	$(23,036,536)	$(3,882,156)	$(23,061,556)	$(10,913,522)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$383,277	$4,622,899	$1,111,968
Written options	—	—	—	(2,829,642)	—
Futures contracts	2,972,620	—	811,797	—	702,585
Swap contracts	(847,748)	(986,698)	562,839	(516,198)	(9,245,221)
Forward volatility agreements	—	—	—	(228,134)	—

Forward foreign currency exchange contracts	—	—	—	(52,547,961)	—

Total	$2,124,872	$(986,698)	$1,757,913	$(51,499,036)	$(7,430,668)

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Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$1,171,777,000	$1,483,824,000	$10,719,483,000	$14,295,501,000

Interest Rate Swaptions Purchased	Forward Volatility Agreements

$23,629,000	$178,111,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $1,677,522,000, $146,571,000 and 2,476 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2018 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

Citibank, N.A.	4/24/2018	On Demand	(1)	2.15%	AUD 33,203,462	$25,004,719	$26,360,428
JPMorgan Chase Bank, N.A.	4/10/2018	On Demand	(1)	1.75	USD 3,009,148	3,011,927	3,689,433
JPMorgan Chase Bank, N.A.	4/10/2018	On Demand	(1)	2.00	USD 1,860,163	1,862,126	2,290,000
JPMorgan Chase Bank, N.A.	4/23/2018	On Demand	(1)	2.00	AUD 56,718,083	42,716,904	44,510,065
JPMorgan Chase Bank, N.A.	4/23/2018	On Demand	(1)	2.25	AUD 25,861,791	19,478,614	20,295,291
Nomura International PLC	4/23/2018	On Demand	(1)	2.20	AUD 25,004,070	18,832,410	19,939,233

Total						$110,906,700	$117,084,450

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	–	Australian Dollar
USD	–	United States Dollar

81

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

For the six months ended April 30, 2018, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $155,241,000 and 1.97%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2018.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Citibank, N.A.	$(25,004,719)	$—	$25,004,719	$—
JPMorgan Chase Bank, N.A.	(67,069,571)	—	67,069,571	—
Nomura International PLC	(18,832,410)	—	18,832,410	—

	$(110,906,700)	$—	$110,906,700	$—

*	Including accrued interest.

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,669,148,073	$—	$2,669,148,073
Foreign Corporate Bonds	—	84,681,793	19,400,800	104,082,593
Sovereign Loans	—	84,042,200	39,087,538	123,129,738
Credit Linked Notes	—	3,022,500	—	3,022,500
Collateralized Mortgage Obligations	—	46,431,650	—	46,431,650
Small Business Administration Loans (Interest Only)	—	57,112,631	—	57,112,631
Common Stocks
Iceland	130,591,914	6,656,161 **	—	137,248,075
Other Countries***	—	218,007,834 **	—	218,007,834
Warrants	—	—	266,301	266,301
Short-Term Investments —
Foreign Government Securities	—	1,135,487,227	—	1,135,487,227
U.S. Treasury Obligations	—	164,870,343	—	164,870,343
Other	—	290,925,278	—	290,925,278
Purchased Currency Options	—	11,857,996	—	11,857,996
Purchased Call Options	—	5,380,466	—	5,380,466

Total Investments	$130,591,914	$4,777,624,152	$58,754,639	$4,966,970,705

Forward Foreign Currency Exchange Contracts	$—	$139,047,276	$—	$139,047,276
Futures Contracts	9,316,522	—	—	9,316,522
Swap Contracts	—	98,788,896	—	98,788,896

Total	$139,908,436	$5,015,460,324	$58,754,639	$5,214,123,399

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(178,256,102)	$—	$(178,256,102)
Forward Volatility Agreements	—	(771,299)	—	(771,299)
Futures Contracts	(7,069,027)	—	—	(7,069,027)
Swap Contracts	—	(114,072,914)	—	(114,072,914)

Total	$(7,069,027)	$(293,100,315)	$—	$(300,169,342)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

***	For further breakdown of equity securities by country, please refer to the Consolidated Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

83

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

85

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all

86

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

87

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

88

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Absolute Return

Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

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7772    4.30.18

Eaton Vance

Global Small-Cap Equity Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Global Small-Cap Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	20

Officers and Trustees	27

Important Notices	28

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Performance1,2

Portfolio Managers Aidan M. Farrell, of Eaton Vance Advisers International Ltd.; Michael D. McLean, CFA, and J. Griffith Noble, CFA, each of Eaton Vance Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	5.46%	15.25%	9.79%	8.65%
Class A with 5.75% Maximum Sales Charge	—	—	–0.57	8.64	8.50	8.01
Class C at NAV	03/04/2002	03/04/2002	5.02	14.41	8.96	7.84
Class C with 1% Maximum Sales Charge	—	—	4.02	13.41	8.96	7.84
Class I at NAV	10/01/2009	03/04/2002	5.52	15.58	10.07	8.88
MSCI World Small Cap Index	—	—	4.10%	14.66%	10.80%	8.22%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.87%	2.62%	1.62%
Net				1.35	2.10	1.10

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Grand Canyon Education, Inc.	1.4%

Pinnacle Foods, Inc.	1.3

RealPage, Inc.	1.2

Melrose Industries PLC	1.2

Moncler SpA	1.2

Texas Capital Bancshares, Inc.	1.2

Performance Food Group Co.	1.2

Dolby Laboratories, Inc., Class A	1.2

Frutarom Industries, Ltd.	1.1

Blackbaud, Inc.	1.1

Total	12.1%

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to March 1, 2018 reflects the Fund’s performance under its former investment objectives and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Prior to August 7, 2015, the Fund’s investment adviser employed an investment objective and strategy of seeking to achieve long-term, after-tax returns by investing in value stocks of small-cap companies. From August 7, 2015 until March 1, 2018, the Fund’s investment adviser employed an investment objective and strategy of seeking long-term, after-tax returns by investing in stocks of global small-cap companies. Effective March 1, 2018, the Fund changed its investment objective and strategy to no longer seek after-tax returns. It is no longer managed by balancing investment and tax considerations. In addition, the name of Eaton Vance Global Small-Cap Equity Fund was changed from Eaton Vance Tax-Managed Global Small-Cap Fund.

On January 19, 2018, the Fund received its pro-rata share of net assets from Tax-Managed Global Small-Cap Portfolio in which it invested and the Portfolio was liquidated. As of January 22, 2018, the Fund invests its assets directly.

In December 2017, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”) whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Global Small-Cap Fund (Global Small-Cap Fund) in exchange for shares of the Fund. As of the close of business on May 21, 2018, the Fund acquired the net assets of Global Small-Cap Fund pursuant to the Plan approved by the shareholders of Global Small-Cap Fund.

4

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,054.60	$6.98	**	1.37%
Class C	$1,000.00	$1,050.20	$10.78	**	2.12%
Class I	$1,000.00	$1,055.20	$5.71	**	1.12%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.85	**	1.37%
Class C	$1,000.00	$1,014.30	$10.59	**	2.12%
Class I	$1,000.00	$1,019.20	$5.61	**	1.12%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value

Australia — 1.9%
BWX, Ltd.	24,557	$93,169
Challenger, Ltd.	13,196	106,689
National Storage REIT	84,113	100,987
Northern Star Resources, Ltd.	7,344	35,049
OZ Minerals, Ltd.	5,384	37,155
Regis Resources, Ltd.	13,139	46,366
Super Retail Group, Ltd.	11,193	60,516
		$479,931

Austria — 0.9%
ams AG	1,321	$108,952
CA Immobilien Anlagen AG(1)	3,321	115,158
		$224,110

Belgium — 0.8%
Montea SCA	1,876	$100,774
X-Fab Silicon Foundries SE(1)(2)	9,706	93,562
		$194,336

Bermuda — 0.2%
Essent Group, Ltd.(1)	1,611	$53,099
		$53,099

Canada — 3.7%
CAE, Inc.	9,101	$172,033
CES Energy Solutions Corp.	33,491	164,071
Detour Gold Corp.(1)	5,688	41,111
Killam Apartment Real Estate Investment Trust	9,320	102,930
Kirkland Lake Gold, Ltd.	2,430	42,394
Laurentian Bank of Canada	2,411	92,594
Lundin Mining Corp.	5,445	36,047
North West Co., Inc. (The)	3,681	79,156
Pan American Silver Corp.	2,293	36,968
Seven Generations Energy, Ltd., Class A(1)	10,639	151,802
		$919,106

Denmark — 0.7%
SimCorp A/S	2,243	$162,616
		$162,616

Finland — 1.3%
Amer Sports Oyj	5,839	$178,610
Technopolis Oyj	30,264	141,560
		$320,170

Security	Shares	Value

France — 1.1%
Mediawan SA(1)	6,517	$99,083
Rubis SCA	2,196	170,862
		$269,945

Germany — 3.3%
Axel Springer SE	1,960	$160,549
Basler AG	462	94,620
Brenntag AG	3,194	182,927
Carl Zeiss Meditec AG	2,597	176,627
Norma Group SE	2,253	165,199
Salzgitter AG	891	48,930
		$828,852

Hong Kong — 0.7%
Hysan Development Co., Ltd.	29,447	$171,387
		$171,387

Ireland — 0.6%
UDG Healthcare PLC	11,587	$145,578
		$145,578

Israel — 1.1%
Frutarom Industries, Ltd.	2,992	$286,013
		$286,013

Italy — 4.0%
Amplifon SpA	10,883	$203,303
Banca Generali SpA	6,542	212,217
DiaSorin SpA	1,803	169,889
MARR SpA	3,997	120,583
Moncler SpA	6,545	294,995
		$1,000,987

Japan — 12.3%
77 Bank, Ltd. (The)	6,380	$157,634
Ariake Japan Co., Ltd.	2,400	205,867
Asahi Co., Ltd.	16,020	196,786
Asics Corp.	6,500	122,828
Daiichikosho Co., Ltd.	3,030	158,975
FP Corp.	2,700	167,016
GLP J-REIT	71	76,323
H.I.S. Co., Ltd.	3,758	137,144
Invesco Office J REIT, Inc.	771	97,422
Japan Hotel REIT Investment Corp.	133	100,629
Nohmi Bosai, Ltd.	4,430	95,279
Nomura Co., Ltd.	4,500	90,405
Okamura Corp.	13,200	178,222

6	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Penta-Ocean Construction Co., Ltd.	23,765	$187,288
Press Kogyo Co., Ltd.	16,200	93,357
Relia, Inc.	8,100	102,981
Sakata Seed Corp.	4,200	153,838
Sumco Corp.	4,368	106,686
Toho Co., Ltd.	4,876	162,645
Tokyo Century Corp.	2,830	176,179
Yamaha Corp.	3,300	159,234
Yokohama Reito Co., Ltd.	13,354	135,340
		$3,062,078

Luxembourg — 0.1%
APERAM SA	680	$33,133
		$33,133

Netherlands — 1.1%
IMCD NV	3,392	$208,721
Wright Medical Group NV(1)	2,876	56,398
		$265,119

Sweden — 2.6%
Boliden AB	1,880	$65,141
Husqvarna AB, Class B	15,326	147,403
Indutrade AB	9,347	220,439
Trelleborg AB, Class B	9,363	218,802
		$651,785

Switzerland — 1.0%
Galenica AG(1)(2)	2,628	$141,278
VZ Holding AG	344	96,650
		$237,928

United Kingdom — 6.8%
Cairn Energy PLC(1)	28,752	$89,488
DS Smith PLC	25,693	184,052
Grainger PLC	34,937	150,462
Halma PLC	10,279	172,471
Hastings Group Holdings PLC(2)	26,235	99,443
Hiscox, Ltd.	7,377	150,849
Inchcape PLC	11,854	118,426
Melrose Industries PLC	95,303	298,837
Sirius Real Estate, Ltd.	115,997	102,904
St. James’s Place PLC	9,842	153,311
WH Smith PLC	5,872	157,388
		$1,677,631

Security	Shares	Value

United States — 54.6%
Acadia Realty Trust	4,786	$112,950
ACI Worldwide, Inc.(1)	11,951	277,861
ALLETE, Inc.	891	68,081
Alliant Energy Corp.	2,685	115,321
Altair Engineering, Inc., Class A(1)	8,795	254,879
Amedisys, Inc.(1)	3,682	243,343
Ameris Bancorp	1,629	84,219
AMETEK, Inc.	3,009	210,028
Applied Industrial Technologies, Inc.	3,176	203,105
Balchem Corp.	1,689	149,037
BankUnited, Inc.	2,463	97,559
Black Knight, Inc.(1)	5,227	254,294
Blackbaud, Inc.	2,703	283,707
Bright Horizons Family Solutions, Inc.(1)	1,391	131,978
Brink’s Co. (The)	2,914	215,053
Carter’s, Inc.	1,360	136,435
Catalent, Inc.(1)	3,141	129,127
Central Garden & Pet Co., Class A(1)	4,508	160,034
Ceridian HCM Holding, Inc.(1)	1,509	47,654
Chemed Corp.	586	180,617
CMS Energy Corp.	2,519	118,872
Cohen & Steers, Inc.	3,995	160,200
Columbia Banking System, Inc.	3,522	141,620
Columbia Sportswear Co.	1,944	161,371
Conduent, Inc.(1)	6,576	127,969
Cotiviti Holdings, Inc.(1)	6,322	218,362
CSG Systems International, Inc.	1,267	54,215
CubeSmart	6,773	199,397
DCT Industrial Trust, Inc.	2,790	182,940
Deluxe Corp.	3,419	234,338
Diamondback Energy, Inc.(1)	2,190	281,305
Dolby Laboratories, Inc., Class A	4,782	286,059
Douglas Emmett, Inc.	2,935	109,387
EastGroup Properties, Inc.	1,825	163,849
Education Realty Trust, Inc.	4,131	135,951
EnerSys	2,245	153,917
Essex Property Trust, Inc.	859	205,894
Euronet Worldwide, Inc.(1)	2,659	207,694
Federal Realty Investment Trust	1,068	123,728
First American Financial Corp.	1,838	93,940
First Republic Bank	2,076	192,798
FLIR Systems, Inc.	2,344	125,521
Grand Canyon Education, Inc.(1)	3,274	340,463
Hexcel Corp.	4,062	270,001
Horace Mann Educators Corp.	2,583	115,460
ICU Medical, Inc.(1)	561	141,204
Integra LifeSciences Holdings Corp.(1)	2,271	139,962
Jagged Peak Energy, Inc.(1)	3,877	55,557
Jazz Pharmaceuticals PLC(1)	866	131,667
Kansas City Southern	839	89,463
Kirby Corp.(1)	1,896	161,729

7	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Lancaster Colony Corp.	741	$93,062
Landstar System, Inc.	1,427	145,055
Lazard, Ltd., Class A	2,232	121,465
Ligand Pharmaceuticals, Inc.(1)	881	136,423
Lithia Motors, Inc., Class A	744	71,320
Masimo Corp.(1)	1,038	93,140
Mercury Systems, Inc.(1)	1,552	49,788
Milacron Holdings Corp.(1)	8,901	160,485
Multi-Color Corp.	4,139	268,828
National Retail Properties, Inc.	1,314	49,985
NETGEAR, Inc.(1)	2,367	130,895
NewMarket Corp.	540	204,957
Oceaneering International, Inc.(1)	5,592	118,774
ONE Gas, Inc.	2,372	165,376
PDC Energy, Inc.(1)	2,603	139,365
Performance Food Group Co.(1)	8,953	290,525
Pinnacle Foods, Inc.	5,225	315,590
Pinnacle West Capital Corp.	1,343	108,112
RBC Bearings, Inc.(1)	427	49,694
RealPage, Inc.(1)	5,642	301,847
RLI Corp.	3,113	196,991
ServiceMaster Global Holdings, Inc.(1)	4,744	240,046
Sterling Bancorp	9,982	237,073
Steven Madden, Ltd.	4,498	217,029
Teleflex, Inc.	893	239,217
Texas Capital Bancshares, Inc.(1)	2,973	293,286
Texas Roadhouse, Inc.	2,776	177,886
Tractor Supply Co.	1,270	86,360
West Pharmaceutical Services, Inc.	1,506	132,844
Western Alliance Bancorp(1)	1,807	106,577
Wintrust Financial Corp.	1,381	123,530
		$13,545,640

Total Common Stocks (identified cost $20,388,377)		$24,529,444

Short-Term Investments — 2.8%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(3)	683,214	$683,146

Total Short-Term Investments (identified cost $683,119)		$683,146

Total Investments — 101.6% (identified cost $21,071,496)		$25,212,590

Other Assets, Less Liabilities — (1.6)%		$(395,454)

Net Assets — 100.0%		$24,817,136

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $334,283 or 1.3% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	17.3%	$4,284,992
Consumer Discretionary	15.4	3,810,827
Financials	13.1	3,263,383
Information Technology	12.6	3,139,127
Health Care	10.8	2,678,979
Real Estate	10.3	2,544,617
Consumer Staples	6.6	1,647,164
Materials	5.7	1,413,369
Energy	4.0	1,000,362
Utilities	3.0	746,624
Short-Term Investments	2.8	683,146
Total Investments	101.6%	$25,212,590

8	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $20,388,377)	$24,529,444
Affiliated investment, at value (identified cost, $683,119)	683,146
Dividends receivable	49,379
Dividends receivable from affiliated investment	562
Receivable for investments sold	228,829
Receivable for Fund shares sold	92,599
Tax reclaims receivable	3,158
Receivable from affiliate	41,671
Total assets	$25,628,788

Liabilities
Payable for investments purchased	$685,000
Payable for Fund shares redeemed	69,574
Due to custodian — foreign currency, at value (identified cost, $7,645)	7,609
Payable to affiliates:
Investment adviser fee	15,343
Administration fee	3,069
Distribution and service fees	7,032
Accrued expenses	24,025
Total liabilities	$811,652
Net Assets	$24,817,136

Sources of Net Assets
Paid-in capital	$19,207,030
Accumulated undistributed net investment income	6,685
Accumulated net realized gain	1,462,429
Net unrealized appreciation	4,140,992
Total	$24,817,136

Class A Shares
Net Assets	$14,093,651
Shares Outstanding	978,838
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.40
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.28

Class C Shares
Net Assets	$4,806,751
Shares Outstanding	428,449
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.22

Class I Shares
Net Assets	$5,916,734
Shares Outstanding	397,829
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $6,909)	$118,437
Dividends allocated from Portfolio (net of foreign taxes, $3,739)	54,793
Dividends from affiliated investment	1,592
Expenses allocated from Portfolio (net of expense reimbursement of $5,760)	(62,100)
Total investment income	$112,722

Expenses
Investment adviser fee	$50,550
Administration fee	18,338
Distribution and service fees
Class A	17,731
Class C	24,725
Trustees’ fees and expenses	206
Custodian fee	15,250
Transfer and dividend disbursing agent fees	14,316
Legal and accounting services	34,898
Printing and postage	10,667
Registration fees	29,696
Miscellaneous	1,390
Total expenses	$217,767
Deduct —
Allocation of expenses to affiliate	$100,461
Total expense reductions	$100,461

Net expenses	$117,306

Net investment loss	$(4,584)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,097,739
Investment transactions allocated from Portfolio	413,078
Investment transactions — affiliated investment	(117)
Foreign currency transactions	192
Foreign currency transactions allocated from Portfolio	(594)
Net realized gain	$1,510,298
Change in unrealized appreciation (depreciation) —
Investments	$(1,821,109)
Investments allocated from Portfolio	1,594,505
Investments — affiliated investment	27
Foreign currency	(1,008)
Foreign currency allocated from Portfolio	486
Net change in unrealized appreciation (depreciation)	$(227,099)

Net realized and unrealized gain	$1,283,199

Net increase in net assets from operations	$1,278,615

10	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment loss	$(4,584)	$(21,034)
Net realized gain	1,510,298	1,628,256
Net change in unrealized appreciation (depreciation)	(227,099)	3,566,467
Net increase in net assets from operations	$1,278,615	$5,173,689
Distributions to shareholders —
From net investment income
Class A	$(69,922)	$—
Class I	(37,756)	—
From net realized gain
Class A	(290,347)	—
Class C	(130,462)	—
Class I	(105,952)	—
Total distributions to shareholders	$(634,439)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$901,069	$1,567,421
Class C	406,362	371,743
Class I	1,127,463	2,549,160
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	326,650	—
Class C	123,574	—
Class I	140,539	—
Cost of shares redeemed
Class A	(1,336,775)	(4,728,513)
Class C	(805,509)	(1,202,582)
Class I	(749,218)	(1,393,664)
Net increase (decrease) in net assets from Fund share transactions	$134,155	$(2,836,435)

Net increase in net assets	$778,331	$2,337,254

Net Assets
At beginning of period	$24,038,805	$21,701,551
At end of period	$24,817,136	$24,038,805

Accumulated undistributed net investment income included in net assets
At end of period	$6,685	$118,947

11	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$14.010		$11.150	$16.530	$18.810	$19.150	$15.320

Income (Loss) From Operations
Net investment income (loss)(1)	$0.004		$0.002	$0.102	$(0.047)	$(0.087)	$(0.007)
Net realized and unrealized gain (loss)	0.755		2.858	(0.164)	(0.770)	1.843	4.881

Total income (loss) from operations	$0.759		$2.860	$(0.062)	$(0.817)	$1.756	$4.874

Less Distributions
From net investment income	$(0.072)		$—	$—	$—	$—	$—
From net realized gain	(0.297)		—	(5.318)	(1.463)	(2.096)	(1.044)

Total distributions	$(0.369)		$—	$(5.318)	$(1.463)	$(2.096)	$(1.044)

Net asset value — End of period	$14.400		$14.010	$11.150	$16.530	$18.810	$19.150

Total Return(2)(3)	5.46	%(4)	25.65%	(0.46)%	(4.62)%	10.13%	33.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,094		$13,815	$13,847	$23,632	$28,317	$31,504
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.37	%(7)	1.40%	1.41%	1.45%	1.45%	1.45%
Net investment income (loss)	0.06	%(7)	0.02%	0.92%	(0.27)%	(0.47)%	(0.04)%
Portfolio Turnover of the Portfolio(8)	11	%(4)	59%	92%	124%	48%	72%
Portfolio Turnover of the Fund	17	%(4)(9)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.87%, 0.80%, 0.77%, 0.31%, 0.24% and 0.54% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from January 22, 2018 through April 30, 2018 when the Fund was making investments directly in securities.

12	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.970		$8.790	$14.230	$16.520	$17.180	$13.940

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.039)		$(0.072)	$0.014	$(0.153)	$(0.198)	$(0.119)
Net realized and unrealized gain (loss)	0.586		2.252	(0.136)	(0.674)	1.634	4.403

Total income (loss) from operations	$0.547		$2.180	$(0.122)	$(0.827)	$1.436	$4.284

Less Distributions
From net realized gain	$(0.297)		$—	$(5.318)	$(1.463)	$(2.096)	$(1.044)

Total distributions	$(0.297)		$—	$(5.318)	$(1.463)	$(2.096)	$(1.044)

Net asset value — End of period	$11.220		$10.970	$8.790	$14.230	$16.520	$17.180

Total Return(2)(3)	5.02	%(4)	24.80%	(1.24)%	(5.38)%	9.35%	32.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,807		$4,965	$4,717	$8,442	$10,076	$9,644
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	2.12	%(7)	2.15%	2.16%	2.20%	2.20%	2.20%
Net investment income (loss)	(0.70	)%(7)	(0.72)%	0.16%	(1.02)%	(1.22)%	(0.79)%
Portfolio Turnover of the Portfolio(8)	11	%(4)	59%	92%	124%	48%	72%
Portfolio Turnover of the Fund	17	%(4)(9)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.87%, 0.80%, 0.77%, 0.31%, 0.24% and 0.54% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from January 22, 2018 through April 30, 2018 when the Fund was making investments directly in securities.

13	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$14.480		$11.490	$16.840	$19.100	$19.360	$15.440

Income (Loss) From Operations
Net investment income (loss)(1)	$0.023		$0.036	$0.108	$(0.005)	$(0.048)	$0.093
Net realized and unrealized gain (loss)	0.770		2.954	(0.140)	(0.792)	1.884	4.871

Total income (loss) from operations	$0.793		$2.990	$(0.032)	$(0.797)	$1.836	$4.964

Less Distributions
From net investment income	$(0.106)		$—	$—	$—	$—	$—
From net realized gain	(0.297)		—	(5.318)	(1.463)	(2.096)	(1.044)

Total distributions	$(0.403)		$—	$(5.318)	$(1.463)	$(2.096)	$(1.044)

Net asset value — End of period	$14.870		$14.480	$11.490	$16.840	$19.100	$19.360

Total Return(2)(3)	5.52	%(4)	26.02%	(0.19)%	(4.43)%	10.47%	34.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,917		$5,259	$3,138	$3,552	$4,968	$2,487
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.12	%(7)	1.15%	1.16%	1.20%	1.20%	1.20%
Net investment income (loss)	0.31	%(7)	0.27%	0.94%	(0.03)%	(0.26)%	0.57%
Portfolio Turnover of the Portfolio(8)	11	%(4)	59%	92%	124%	48%	72%
Portfolio Turnover of the Fund	17	%(4)(9)	—	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.87%, 0.80%, 0.77%, 0.31%, 0.24% and 0.54% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from January 22, 2018 through April 30, 2018 when the Fund was making investments directly in securities.

14	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Small-Cap Equity Fund (formerly, Eaton Vance Tax-Managed Global Small-Cap Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve long-term total return. Prior to the close of business on January 19, 2018, the Fund invested all of its investable assets in interests in Tax-Managed Global Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, whose investment objective was to achieve long-term, after-tax return. As of the close of business on January 19, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. As of January 22, 2018, the Fund invests directly in securities. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities, for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Prior to the close of business on January 19, 2018, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$21,345,281

Gross unrealized appreciation	$4,290,112
Gross unrealized depreciation	(422,803)

Net unrealized appreciation	$3,867,309

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement dated January 19, 2018 between the Fund and BMR, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced.

16

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Prior to the close of business on January 19, 2018, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the six months ended April 30, 2018, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio amounted to $41,167 and the investment adviser fee paid by the Fund amounted to $50,550. For the six months ended April 30, 2018, the Fund’s investment adviser fee, including the adviser fee allocated from the Portfolio, was 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $18,338. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% (1.40%, 2.15% and 1.15% prior to January 1, 2018), of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM was allocated $100,461 of the Fund’s operating expenses for the six months ended April 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $3,030 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,156 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $17,731 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $18,544 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $6,181 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from November 1, 2018 through January 19, 2018 aggregated $2,717,785 and $2,687,216, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments acquired in the transfer of net assets from the Portfolio, for the period from January 22, 2018 through

17

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

April 30, 2018 aggregated $4,248,989 and $4,626,942, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from November 1, 2017 through January 19, 2018 were $482,372 and $26,553,705, respectively. Included in decreases is $25,640,261, representing the Fund’s interest in the Portfolio as of the close of business on January 19, 2018, which was exchanged for the net assets of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $19,677,179 was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	62,659	125,704
Issued to shareholders electing to receive payments of distributions in Fund shares	23,069	—
Redemptions	(92,936)	(381,968)

Net decrease	(7,208)	(256,264)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	36,355	36,963
Issued to shareholders electing to receive payments of distributions in Fund shares	11,173	—
Redemptions	(71,844)	(120,843)

Net decrease	(24,316)	(83,880)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	75,588	196,328
Issued to shareholders electing to receive payments of distributions in Fund shares	9,619	—
Redemptions	(50,658)	(106,167)

Net increase	34,549	90,161

8  Line of Credit

Effective June 8, 2018, the Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

18

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$3,713,396		$—	$3,713,396
Developed Europe	56,398	5,955,792		—	6,012,190
Developed Middle East	—	286,013		—	286,013
North America	14,517,845	—		—	14,517,845

Total Common Stocks	$14,574,243	$9,955,201	*	$—	$24,529,444

Short-Term Investments	$—	$683,146		$—	$683,146

Total Investments	$14,574,243	$10,638,347		$—	$25,212,590

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Name Change

Effective March 1, 2018, the name of Eaton Vance Global Small-Cap Equity Fund was changed from Eaton Vance Tax-Managed Global Small-Cap Fund and the Fund’s investment objective was changed to long-term total return. The Fund’s tax-managed investment approach was also eliminated.

12  Subsequent Event

As of the close of business on May 21, 2018, the Fund acquired the net assets of Eaton Vance Global Small-Cap Fund (Global Small-Cap Fund) pursuant to a plan of reorganization approved by the shareholders of Global Small-Cap Fund. The investment portfolio of Global Small-Cap Fund, with a fair value of $18,733,225 and identified cost of $15,063,499, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Global Small-Cap Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $26,009,222. The net assets of Global Small-Cap Fund at that date of $18,560,943 were combined with those of the Fund, resulting in combined net assets of $44,570,165.

19

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies (the “Eaton Vance Funds”) advised by either Eaton Vance Management or its affiliate, Boston Management and Research (together, “Eaton Vance”), held on December 12 and 13, 2017 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which Eaton Vance Tax-Managed Global Small-Cap Fund (the “Fund”) would withdraw its assets in kind from the Tax-Managed Global Small-Cap Portfolio (the “Master Portfolio”) and terminate the Master Portfolio. The Board noted that the Fund is a feeder fund in a master/feeder structure and invests substantially all of its assets in the Master Portfolio, which has the same investment objective and investment strategies as those of the Fund. In light of this master/feeder structure, the Fund had not previously entered into any direct investment advisory or sub-advisory agreements. Accordingly, in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for the Fund with Boston Management and Research (the “Adviser”) and a sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser (the “Fund Agreements”). The Board’s approval of the Fund Agreements allows the Adviser and Sub-adviser to manage the assets of the Fund directly upon the closing of the Restructuring.

At the Meeting, the Board also considered and approved changes to the name, investment objective and strategies of the Fund, which are expected to occur in 2018 following the Restructuring. The Board also approved a reorganization (the “Reorganization”) of Eaton Vance Global Small-Cap Fund (the “GSC Fund”) into the Fund, which is subject to approval by shareholders of the GSC Fund. The investment strategies of the GSC Fund, the Master Portfolio and the Fund are similar; the adviser and sub-adviser of the GSC Fund are also the adviser and sub-adviser of the Master Portfolio; and the fee rates payable under the investment advisory agreement and sub-advisory agreement of the GSC Fund are the same as the fee rates payable under the investment advisory agreement and sub-advisory agreement of the Master Portfolio.

Prior to voting its approval of the Fund Agreements, the Board received information from Eaton Vance that the Board considered reasonably necessary to evaluate the terms of each Fund Agreement. The Board considered information furnished by Eaton Vance for the Meeting relating specifically to the Fund and the GSC Fund, as well as information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Eaton Vance Funds, which occurred in April 2017 (the “2017 Approval Process”). As part of this review, the Board considered information provided by Eaton Vance and its affiliates during the 2017 Approval Process relating to the Board’s approval of the Master Portfolio’s investment advisory and sub-advisory agreements (the “Master Portfolio Agreements”), as well as the GSC Fund’s investment advisory and sub-advisory agreements.

With respect to the approval of the Fund Agreements, the Board specifically noted that the terms of the Fund Agreements are substantially identical to the terms of the Master Portfolio Agreements, including the fee rates payable under the Funds Agreements, which are the same as the fee rates payable under the Master Portfolio Agreements.

Information considered by the Board relating to the Fund Agreements included, among other things, the following:

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by the Master Portfolio with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing the total expense ratio and its components of the Master Portfolio with those of comparable funds;

•	A report from an independent data provider comparing the investment performance of the Fund to the investment performance of comparable funds over various time periods;

•	Data comparing the investment performance of the Fund with the performance of benchmark indices over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing the Master Portfolio;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

20

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of Eaton Vance, together with information relating to compliance with and the administration;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by the Adviser and Sub-adviser (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates, including the Sub-adviser;

•	A description of the Adviser’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the Fund Agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of each of the proposed Fund Agreements are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve each Fund Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Fund Agreements, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Master Portfolio and the GSC Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing Fund’s investment strategy. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks of small-capitalization companies. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and Sub-adviser, taken as a whole, will be appropriate and consistent with the terms of the Fund Agreements.

Performance, Management Fees, Profitability and Economies of Scale

The Board considered the fact that, as part of the 2017 Approval Process with respect to the Master Portfolio and the GSC Fund, the Board had concluded that (i) actions were being taken by the Adviser to address performance and that additional time was required to evaluate the effectiveness of such actions, (ii) the management fees were reasonable, (iii) the profits being realized by the Adviser and its affiliates, including the Sub-adviser, were reasonable and (iv) the Fund shared in any benefits from economies of scale and the structure of the advisory fee, which includes breakpoints at several asset levels,

21

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

allowed the Master Portfolio to benefit from any economies of scale in the future. In considering whether to approve the Fund Agreements, the Board noted recent improvements in the performance of the Fund and the GSC Fund relative to comparable funds. The Board concluded that the appointment of the Adviser and the Sub-adviser as the investment adviser and sub-adviser of the Fund is not expected to adversely affect the performance of the Fund, the reasonableness of the management fees payable to the Adviser by the Fund, the profits to be realized by the Adviser and its affiliates, including the Sub-adviser, in managing the Fund or the extent to which the Fund can be expected to benefit from economies of scale in the future. The Board recognized that continuation of the Fund Agreements for an additional one-year term will be considered by the Board as part of the 2018 annual contract review process, which will begin in January 2018, and that updated information regarding each of these matters would be reviewed by the Board as part of that process.

22

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Small-Cap Equity Fund (formerly Eaton Vance Tax-Managed Global Small-Cap Fund) (the “Fund”) with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including

24

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered that at its meeting held on December 12 and 13, 2017 (the “December Meeting”), the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which the Fund would withdraw its assets in-kind from the Tax-Managed Global Small-Cap Portfolio (the “Portfolio”) and the Portfolio would terminate. The Board noted that the Fund withdrew its assets from the Portfolio on January 19, 2018 (the “Effective Date”), upon which the Portfolio began to wind down its operations. The Board further noted that prior to the Effective Date, the Fund was a feeder fund in a master/feeder structure and invested substantially all of its assets in the Portfolio, which had the same investment objective and investment strategies as those of the Fund. In addition, the Board further noted that in light of this master/feeder structure, the Fund had not previously entered into any direct investment advisory or sub-advisory agreements. In this regard, the Board noted that at the December Meeting and in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for the Fund with the Adviser and a sub-advisory agreement with the Sub-adviser (the “Fund Agreements”). The Board’s approval of the Fund Agreements allowed the Adviser and Sub-adviser to manage the assets of the Fund directly as of the Effective Date.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

At the December Meeting, the Board also considered and approved changes to the name, investment objective and strategies of the Fund, among other changes. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

25

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Global Small-Cap Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Small-Cap Equity Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Global Small-Cap Equity Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Global Small-Cap Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721    4.30.18

Eaton Vance

Government Opportunities Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Government Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

Government Opportunities Fund

April 30, 2018

Performance1,2

Portfolio Manager Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	–0.01%	0.51%	0.63%	2.42%
Class A with 4.75% Maximum Sales Charge	—	—	–4.71	–4.31	–0.34	1.92
Class B at NAV	11/01/1993	08/24/1984	–0.38	–0.40	–0.12	1.66
Class B with 5% Maximum Sales Charge	—	—	–5.29	–5.25	–0.47	1.66
Class C at NAV	11/01/1993	08/24/1984	–0.38	–0.41	–0.13	1.66
Class C with 1% Maximum Sales Charge	—	—	–1.37	–1.38	–0.13	1.66
Class I at NAV	04/03/2009	08/24/1984	–0.05	0.58	0.85	2.64
Class R at NAV	08/12/2005	08/24/1984	–0.30	0.07	0.36	2.16
Bloomberg Barclays U.S. Intermediate Government Bond Index	—	—	–1.57%	–1.22%	0.54%	2.29%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.13%	1.88%	1.88%	0.88%	1.38%

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Government Opportunities Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

The Fund currently invests its assets in the Portfolio. However, the Board of Trustees recently approved the termination of the Portfolio and as a result the Fund plans to withdraw its investment in the Portfolio in the near future and invest its assets directly.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2018, the name of Eaton Vance Government Opportunities Fund was changed from Eaton Vance Government Obligations Fund.

3

Eaton Vance

Government Opportunities Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$999.90	$5.90	1.19%
Class B	$1,000.00	$996.20	$9.65	1.95%
Class C	$1,000.00	$996.20	$9.60	1.94%
Class I	$1,000.00	$999.50	$4.66	0.94%
Class R	$1,000.00	$997.00	$7.13	1.44%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96	1.19%
Class B	$1,000.00	$1,015.10	$9.74	1.95%
Class C	$1,000.00	$1,015.20	$9.69	1.94%
Class I	$1,000.00	$1,020.10	$4.71	0.94%
Class R	$1,000.00	$1,017.70	$7.20	1.44%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Government Opportunities Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Government Obligations Portfolio, at value (identified cost, $325,026,153)	$320,196,083
Receivable for Fund shares sold	316,981
Total assets	$320,513,064

Liabilities
Payable for Fund shares redeemed	$432,005
Distributions payable	153,756
Payable to affiliates:
Distribution and service fees	85,737
Trustees’ fees	1,246
Accrued expenses	107,781
Total liabilities	$780,525
Net Assets	$319,732,539

Sources of Net Assets
Paid-in capital	$417,966,312
Accumulated distributions in excess of net investment income	(1,888,271)
Accumulated net realized loss from Portfolio	(91,515,432)
Net unrealized depreciation from Portfolio	(4,830,070)
Total	$319,732,539

Class A Shares
Net Assets	$144,091,501
Shares Outstanding	23,362,390
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.17
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.48

Class B Shares
Net Assets	$1,078,209
Shares Outstanding	174,793
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.17

Class C Shares
Net Assets	$53,216,574
Shares Outstanding	8,640,939
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.16

Class I Shares
Net Assets	$94,458,094
Shares Outstanding	15,321,045
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.17

Class R Shares
Net Assets	$26,888,161
Shares Outstanding	4,376,865
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest allocated from Portfolio	$5,502,869
Dividends allocated from Portfolio	49,120
Expenses, excluding interest expense, allocated from Portfolio	(1,174,318)
Interest expense allocated from Portfolio	(27,831)
Total investment income	$4,349,840

Expenses
Distribution and service fees
Class A	$185,264
Class B	7,275
Class C	284,251
Class R	68,888
Trustees’ fees and expenses	1,454
Custodian fee	24,835
Transfer and dividend disbursing agent fees	209,762
Legal and accounting services	20,026
Printing and postage	26,928
Registration fees	49,212
Miscellaneous	11,581
Total expenses	$889,476

Net investment income	$3,460,364

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$647,954
Financial futures contracts	1,783,701
Net realized gain	$2,431,655
Change in unrealized appreciation (depreciation) —
Investments	$(5,825,817)
Financial futures contracts	(471,613)
Net change in unrealized appreciation (depreciation)	$(6,297,430)

Net realized and unrealized loss	$(3,865,775)

Net decrease in net assets from operations	$(405,411)

6	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$3,460,364	$6,625,028
Net realized gain (loss)	2,431,655	(4,177,482)
Net change in unrealized appreciation (depreciation)	(6,297,430)	1,288,751
Net increase (decrease) in net assets from operations	$(405,411)	$3,736,297
Distributions to shareholders —
From net investment income
Class A	$(2,624,530)	$(6,914,756)
Class B	(20,107)	(98,441)
Class C	(792,399)	(2,062,338)
Class I	(1,800,891)	(3,618,274)
Class R	(453,194)	(919,249)
Total distributions to shareholders	$(5,691,121)	$(13,613,058)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,018,441	$30,162,423
Class B	49	11,686
Class C	1,043,223	2,877,525
Class I	18,761,412	78,359,080
Class R	4,170,028	11,370,169
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,233,476	5,526,602
Class B	19,980	95,838
Class C	731,136	1,810,697
Class I	1,412,449	2,887,602
Class R	407,247	819,770
Cost of shares redeemed
Class A	(20,236,012)	(174,123,474)
Class B	(300,841)	(1,606,548)
Class C	(10,145,141)	(37,855,156)
Class I	(23,361,042)	(73,252,852)
Class R	(5,771,293)	(13,815,117)
Net asset value of shares exchanged
Class A	698,023	1,574,280
Class B	(698,023)	(1,574,280)
Net decrease in net assets from Fund share transactions	$(24,016,888)	$(166,731,755)

Net decrease in net assets	$(30,113,420)	$(176,608,516)

Net Assets
At beginning of period	$349,845,959	$526,454,475
At end of period	$319,732,539	$349,845,959

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(1,888,271)	$342,486

7	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$6.280		$6.430	$6.630	$6.840	$6.970	$7.380

Income (Loss) From Operations
Net investment income(1)	$0.067		$0.109	$0.105	$0.115	$0.135	$0.104
Net realized and unrealized gain (loss)	(0.068)		(0.040)	(0.091)	(0.067)	0.052	(0.228)

Total income (loss) from operations	$(0.001)		$0.069	$0.014	$0.048	$0.187	$(0.124)

Less Distributions
From net investment income	$(0.109)		$(0.219)	$(0.214)	$(0.258)	$(0.317)	$(0.286)

Total distributions	$(0.109)		$(0.219)	$(0.214)	$(0.258)	$(0.317)	$(0.286)

Net asset value — End of period	$6.170		$6.280	$6.430	$6.630	$6.840	$6.970

Total Return(2)	(0.01	)%(3)	1.08%	0.21%	0.71%	2.74%	(1.71)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$144,092		$157,117	$299,052	$332,297	$381,205	$455,676
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.19	%(6)(7)	1.19%	1.19%	1.18%	1.17%	1.12%
Net investment income	2.19	%(6)	1.72%	1.61%	1.71%	1.95%	1.45%
Portfolio Turnover of the Portfolio	46	%(3)	12%	15%	33%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02% for the six months ended April 30, 2018.

8	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$6.280		$6.430	$6.630	$6.840	$6.970	$7.380

Income (Loss) From Operations
Net investment income(1)	$0.044		$0.062	$0.057	$0.065	$0.084	$0.049
Net realized and unrealized gain (loss)	(0.068)		(0.041)	(0.092)	(0.067)	0.051	(0.229)

Total income (loss) from operations	$(0.024)		$0.021	$(0.035)	$(0.002)	$0.135	$(0.180)

Less Distributions
From net investment income	$(0.086)		$(0.171)	$(0.165)	$(0.208)	$(0.265)	$(0.230)

Total distributions	$(0.086)		$(0.171)	$(0.165)	$(0.208)	$(0.265)	$(0.230)

Net asset value — End of period	$6.170		$6.280	$6.430	$6.630	$6.840	$6.970

Total Return(2)	(0.38	)%(3)	0.33%	(0.53)%	(0.04)%	1.97%	(2.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,078		$2,085	$5,246	$8,037	$11,942	$17,658
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.95	%(6)(7)	1.94%	1.95%	1.94%	1.92%	1.87%
Net investment income	1.41	%(6)	0.96%	0.87%	0.96%	1.21%	0.69%
Portfolio Turnover of the Portfolio	46	%(3)	12%	15%	33%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02% for the six months ended April 30, 2018.

9	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$6.270		$6.420	$6.620	$6.830	$6.960	$7.370

Income (Loss) From Operations
Net investment income(1)	$0.044		$0.062	$0.057	$0.065	$0.083	$0.050
Net realized and unrealized gain (loss)	(0.068)		(0.041)	(0.092)	(0.067)	0.052	(0.230)

Total income (loss) from operations	$(0.024)		$0.021	$(0.035)	$(0.002)	$0.135	$(0.180)

Less Distributions
From net investment income	$(0.086)		$(0.171)	$(0.165)	$(0.208)	$(0.265)	$(0.230)

Total distributions	$(0.086)		$(0.171)	$(0.165)	$(0.208)	$(0.265)	$(0.230)

Net asset value — End of period	$6.160		$6.270	$6.420	$6.620	$6.830	$6.960

Total Return(2)	(0.38	)%(3)	0.32%	(0.54)%	(0.04)%	1.97%	(2.48)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,217		$62,647	$97,657	$116,220	$134,782	$169,901
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.94	%(6)(7)	1.94%	1.95%	1.93%	1.92%	1.87%
Net investment income	1.43	%(6)	0.97%	0.87%	0.96%	1.21%	0.70%
Portfolio Turnover of the Portfolio	46	%(3)	12%	15%	33%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02% for the six months ended April 30, 2018.

10	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$6.280		$6.430	$6.620	$6.830	$6.960	$7.380

Income (Loss) From Operations
Net investment income(1)	$0.075		$0.125	$0.121	$0.131	$0.152	$0.122
Net realized and unrealized gain (loss)	(0.068)		(0.041)	(0.081)	(0.066)	0.052	(0.237)

Total income (loss) from operations	$0.007		$0.084	$0.040	$0.065	$0.204	$(0.115)

Less Distributions
From net investment income	$(0.117)		$(0.234)	$(0.230)	$(0.275)	$(0.334)	$(0.305)

Total distributions	$(0.117)		$(0.234)	$(0.230)	$(0.275)	$(0.334)	$(0.305)

Net asset value — End of period	$6.170		$6.280	$6.430	$6.620	$6.830	$6.960

Total Return(2)	(0.05	)%(3)	1.32%	0.61%	0.96%	2.99%	(1.59)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,458		$99,404	$93,592	$81,968	$66,475	$69,659
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.94	%(6)(7)	0.94%	0.94%	0.93%	0.92%	0.87%
Net investment income	2.44	%(6)	1.97%	1.86%	1.94%	2.20%	1.70%
Portfolio Turnover of the Portfolio	46	%(3)	12%	15%	33%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02% for the six months ended April 30, 2018.

11	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$6.260		$6.410	$6.600	$6.810	$6.940	$7.350

Income (Loss) From Operations
Net investment income(1)	$0.059		$0.092	$0.088	$0.097	$0.116	$0.086
Net realized and unrealized gain (loss)	(0.078)		(0.041)	(0.081)	(0.066)	0.053	(0.230)

Total income (loss) from operations	$(0.019)		$0.051	$0.007	$0.031	$0.169	$(0.144)

Less Distributions
From net investment income	$(0.101)		$(0.201)	$(0.197)	$(0.241)	$(0.299)	$(0.266)

Total distributions	$(0.101)		$(0.201)	$(0.197)	$(0.241)	$(0.299)	$(0.266)

Net asset value — End of period	$6.140		$6.260	$6.410	$6.600	$6.810	$6.940

Total Return(2)	(0.30	)%(3)	0.81%	0.10%	0.45%	2.48%	(1.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,888		$28,593	$30,908	$24,170	$19,310	$16,868
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.44	%(6)(7)	1.44%	1.44%	1.43%	1.42%	1.37%
Net investment income	1.93	%(6)	1.46%	1.36%	1.45%	1.69%	1.21%
Portfolio Turnover of the Portfolio	46	%(3)	12%	15%	33%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02% for the six months ended April 30, 2018.

12	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Opportunities Fund (formerly, Eaton Vance Government Obligations Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Government Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $38,649,405 and deferred capital losses of $73,027,199 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($18,778,422) and October 31, 2019 ($19,870,983) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $23,208,055 are short-term and $49,819,144 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $25,522 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,331 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $185,264 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $5,456 and $213,188 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $34,444 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $1,819, $71,063 and $34,444 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

14

Eaton Vance

Government Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received less than $100 of CDSCs paid by each of Class B and Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $4,566,535 and $35,970,847, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,130,138	4,744,728
Issued to shareholders electing to receive payments of distributions in Fund shares	359,766	869,507
Redemptions	(3,252,698)	(27,341,816)
Exchange from Class B shares	112,134	248,152

Net decrease	(1,650,660)	(21,479,429)

Class B	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	8	1,836
Issued to shareholders electing to receive payments of distributions in Fund shares	3,215	15,070
Redemptions	(48,185)	(252,328)
Exchange to Class A shares	(112,128)	(248,128)

Net decrease	(157,090)	(483,550)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	167,720	452,168
Issued to shareholders electing to receive payments of distributions in Fund shares	117,952	285,337
Redemptions	(1,632,661)	(5,955,628)

Net decrease	(1,346,989)	(5,218,123)

15

Eaton Vance

Government Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	3,015,906	12,345,819
Issued to shareholders electing to receive payments of distributions in Fund shares	227,697	454,852
Redemptions	(3,754,115)	(11,529,270)

Net increase (decrease)	(510,512)	1,271,401

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	673,478	1,794,790
Issued to shareholders electing to receive payments of distributions in Fund shares	65,886	129,577
Redemptions	(932,613)	(2,179,284)

Net decrease	(193,249)	(254,917)

8  Name Change

Effective March 1, 2018, the name of Eaton Vance Government Opportunities Fund was changed from Eaton Vance Government Obligations Fund.

16

Government Obligations Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 48.6%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$59	$63,395
Series 1822, Class Z, 6.90%, 3/15/26	330	360,518
Series 1829, Class ZB, 6.50%, 3/15/26	93	99,328
Series 1896, Class Z, 6.00%, 9/15/26	168	180,056
Series 2075, Class PH, 6.50%, 8/15/28	77	83,880
Series 2091, Class ZC, 6.00%, 11/15/28	257	278,256
Series 2102, Class Z, 6.00%, 12/15/28	71	76,664
Series 2115, Class K, 6.00%, 1/15/29	586	629,743
Series 2142, Class Z, 6.50%, 4/15/29	169	185,602
Series 2245, Class A, 8.00%, 8/15/27	2,467	2,797,035
Series 4039, Class ME, 2.00%, 12/15/40	741	721,175
Series 4204, Class AF, 2.887%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	2,855	2,860,330
Series 4259, Class UE, 2.50%, 5/15/43	2,605	2,541,164
Series 4337, Class YT, 3.50%, 4/15/49	6,711	6,601,675
Series 4385, Class SC, 4.931%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(2)	95	75,119
Series 4407, Class LN, 4.924%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	156	137,996
Series 4495, Class JA, 3.50%, 5/15/45	1,566	1,548,448
Series 4502, Class SL, 4.931%, (9.333% - 1 mo. USD LIBOR x 2.333), 6/15/45(2)	66	50,570
Series 4584, Class PM, 3.00%, 5/15/46	3,403	3,384,286
Series 4639, Class KF, 3.187%, (1 mo. USD LIBOR + 1.30%), 12/15/44(1)	8,422	8,572,398
Series 4746, Class CZ, 4.00%, 11/15/47	1,795	1,754,190
Series 4754, Class FJ, 2.887%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	8,456	8,512,019
Series 4767, Class FK, 2.887%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	3,774	3,784,438
Series 4767, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	2,378	2,384,277
Series 4768, Class JF, 2.887%, (1 mo. USD LIBOR + 1.00%), 2/15/48(1)	1,950	1,958,070
Series 4776, Class C, 4.50%, 3/15/43	5,981	6,207,588
Interest Only:(3)
Series 4520, Class PI, 4.00%, 8/15/45	6,015	969,741
Series 4676, Class DI, 4.00%, 7/15/44	6,719	1,119,950
Series 4749, Class IL, 4.00%, 12/15/47	4,944	1,183,468
Series 4756, Class KI, 4.00%, 1/15/48	5,222	1,192,341
Series 4767, Class IM, 4.00%, 5/15/45	5,000	843,468
Series 4768, Class IO, 4.00%, 3/15/48	4,000	975,296
Series 4772, Class PI, 4.00%, 1/15/48	5,458	1,310,449
Series 4791, Class JI, 4.00%, 5/15/48	11,000	2,653,269

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Principal Only:(4)
Series 246, Class PO, 0.00%, 5/15/37	$3,631	$3,271,475
Series 3435, Class PO, 0.00%, 4/15/38	3,497	2,972,885
		$72,340,562
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	$759	$786,831
Series 2017-DNA3, Class M2B, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	5,000	5,113,314
Series 2018-DNA1, Class M2, 3.697%, (1 mo. USD LIBOR + 1.80%), 7/25/30(1)	10,632	10,597,067
		$16,497,212
Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$39	$40,760
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	1,033
Series G93-36, Class ZQ, 6.50%, 12/25/23	2,739	2,914,939
Series 1993-16, Class Z, 7.50%, 2/25/23	78	83,966
Series 1993-39, Class Z, 7.50%, 4/25/23	217	233,727
Series 1993-45, Class Z, 7.00%, 4/25/23	247	263,189
Series 1993-149, Class M, 7.00%, 8/25/23	88	94,352
Series 1993-178, Class PK, 6.50%, 9/25/23	204	217,372
Series 1994-40, Class Z, 6.50%, 3/25/24	229	245,037
Series 1994-42, Class K, 6.50%, 4/25/24	947	1,010,991
Series 1994-82, Class Z, 8.00%, 5/25/24	319	347,403
Series 2000-49, Class A, 8.00%, 3/18/27	287	320,327
Series 2001-81, Class HE, 6.50%, 1/25/32	563	624,753
Series 2002-1, Class G, 7.00%, 7/25/23	120	128,609
Series 2005-37, Class SU, 21.612%, (29.2% - 1 mo. USD LIBOR x 4.00), 3/25/35(2)	272	311,339
Series 2012-35, Class GE, 3.00%, 5/25/40	2,345	2,334,950
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,859	3,094,568
Series 2013-52, Class MD, 1.25%, 6/25/43	3,257	2,917,347
Series 2013-122, Class ES, 2.897%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	1,792	1,768,326
Series 2016-89, Class ZH, 3.00%, 12/25/46	2,692	2,511,210
Series 2017-75, Class Z, 3.00%, 9/25/57	4,383	3,860,266
Series 2017-76, Class Z, 3.00%, 10/25/57	2,280	2,071,859
Series 2017-110, Class Z, 3.00%, 2/25/57	1,658	1,519,591
Series 2018-14, Class TF, 2.887%, (1 mo. USD LIBOR + 1.00%), 3/25/48(1)	4,634	4,648,285
Series 2018-18, Class QD, 4.50%, 5/25/45	5,243	5,449,757
Interest Only:(3)
Series 417, Class C8, 4.00%, 2/25/43	10,902	2,282,337
Series 2018-21, Class IO, 3.00%, 4/25/48	15,319	3,071,461

17	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	$2,639	$2,294,743
Series 2014-17, Class PO, 0.00%, 4/25/44	3,407	2,692,167
		$47,354,664
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C05, Class 1M2C, 4.097%, (1 mo. USD LIBOR + 2.20%), 1/25/30(1)	$1,034	$1,026,652
Series 2017-C06, Class 1M2, 4.547%, (1 mo. USD LIBOR + 2.65%), 2/25/30(1)	50	51,930
Series 2017-C07, Class 1M2, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	379	390,259
Series 2017-C07, Class 1M2C, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	2,555	2,568,519
Series 2018-C01, Class 1M2, 4.147%, (1 mo. USD LIBOR + 2.25%), 7/25/30(1)	6,774	6,926,031
		$10,963,391
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$490,576
Series 2015-62, Class PQ, 3.00%, 5/20/45	972	942,071
Series 2016-129, Class ZC, 2.00%, 6/20/45	690	631,271
Series 2017-137, Class AF, 2.397%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	6,537	6,511,945
		$8,575,863

Total Collateralized Mortgage Obligations (identified cost $157,287,651)		$155,731,692

Mortgage Pass-Throughs — 41.7%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.857%, (COF + 1.25%), with maturity at 2035(5)	$3,317	$3,412,892
2.904%, (COF + 1.25%), with maturity at 2034(5)	859	884,520
3.479%, (1 yr. CMT + 2.23%), with maturity at 2036(5)	2,025	2,130,265
3.534%, (1 yr. CMT + 2.24%), with maturity at 2038(5)	1,927	2,030,253
4.50%, with various maturities to 2035	1,770	1,840,953
5.00%, with various maturities to 2018	84	84,558
5.50%, with various maturities to 2032	181	194,926
6.00%, with maturity at 2033	144	159,779
6.50%, with various maturities to 2033	4,572	4,995,098
6.87%, with maturity at 2024	45	47,634
7.00%, with various maturities to 2036	8,499	9,477,374
7.09%, with maturity at 2023	185	193,550
7.25%, with maturity at 2022	144	151,050

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
7.31%, with maturity at 2027	$15	$17,096
7.50%, with various maturities to 2035	8,226	9,320,905
7.63%, with maturity at 2019	4	3,823
7.78%, with maturity at 2022	22	22,683
7.85%, with maturity at 2020	9	9,272
8.00%, with various maturities to 2034	895	980,580
8.13%, with maturity at 2019	8	8,368
8.15%, with various maturities to 2021	30	30,819
8.50%, with various maturities to 2031	1,404	1,582,306
9.00%, with various maturities to 2027	128	134,291
9.50%, with various maturities to 2026	146	152,669
10.50%, with maturity at 2020	42	43,485
		$37,909,149
Federal National Mortgage Association:
1.996%, (COF + 1.25%), with various maturities to 2033(5)	$1,267	$1,278,777
2.003%, (COF + 1.25%), with various maturities to 2035(5)	11,355	11,494,334
2.024%, (COF + 1.25%), with maturity at 2035(5)	656	661,712
2.027%, (COF + 1.25%), with various maturities to 2044(5)	1,384	1,395,669
2.06%, (COF + 1.25%), with maturity at 2022(5)	149	149,433
2.258%, (COF + 1.25%), with maturity at 2037(5)	2,257	2,212,358
2.712%, (COF + 1.25%), with maturity at 2036(5)	488	478,300
3.123%, (COF + 2.37%), with maturity at 2027(5)	676	699,080
3.173%, (COF + 1.25%), with maturity at 2036(5)	431	427,963
3.475%, (1 yr. CMT + 2.15%), with maturity at 2040(5)	613	637,926
3.533%, (COF + 1.25%), with maturity at 2034(5)	2,066	2,164,212
3.707%, (COF + 1.25%), with maturity at 2035(5)	1,923	2,009,764
3.732%, (COF + 1.79%), with maturity at 2036(5)	7,286	7,731,240
3.817%, (COF + 1.25%), with maturity at 2036(5)	113	114,382
3.927%, (COF + 1.25%), with maturity at 2034(5)	1,873	1,954,759
3.994%, (COF + 1.74%), with maturity at 2035(5)	1,975	2,051,301
4.176%, (COF + 1.85%), with maturity at 2021(5)	108	109,709
4.741%, (COF + 1.87%), with maturity at 2034(5)	3,626	3,779,004
5.00%, with maturity at 2027	120	127,238
5.50%, with maturity at 2030	195	207,189
6.00%, with various maturities to 2038	5,462	6,010,704
6.435%, with maturity at 2025(6)	71	75,742
6.50%, with various maturities to 2036	5,817	6,342,747
7.00%, with various maturities to 2036	20,393	22,971,878
7.50%, with various maturities to 2035	2,437	2,736,213
7.875%, with maturity at 2021	140	148,099
8.00%, with maturity at 2034	2,484	2,783,969
8.025%, with maturity at 2030(6)	5	5,808

18	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value
Federal National Mortgage Association: (continued)
8.25%, with maturity at 2025	$64		$68,773
8.33%, with maturity at 2020	45		46,005
8.396%, with maturity at 2021(6)	12		13,026
8.50%, with maturity at 2037	470		527,196
9.00%, with various maturities to 2026	55		60,759
9.43%, with maturity at 2025(6)	1		669
9.50%, with various maturities to 2030	108		114,659
9.502%, with maturity at 2025(6)	4		4,351
9.528%, with maturity at 2021(6)	8		8,822
9.586%, with maturity at 2021(6)	2		1,628
9.75%, with maturity at 2019	2		2,291
9.95%, with maturity at 2023(6)	6		5,916
10.002%, with maturity at 2020(6)	0	(7)	226
10.136%, with maturity at 2021(6)	1		856
10.984%, with maturity at 2021(6)	0	(7)	109
11.00%, with maturity at 2020	0	(7)	229
			$81,615,025
Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(5)	$245		$249,252
4.50%, with maturity at 2047	6,687		6,932,026
5.00%, with maturity at 2048	6,000		6,319,060
7.50%, with maturity at 2025	350		378,345
8.25%, with maturity at 2019	0	(7)	453
8.30%, with maturity at 2020	2		2,046
9.50%, with various maturities to 2025	132		141,400
			$14,022,582

Total Mortgage Pass-Throughs (identified cost $132,528,692)			$133,546,756

Small Business Administration Loans (Interest Only)(8) — 2.9%
Description	Principal Amount (000’s omitted)		Value
0.155%, 7/15/37	$208		$1,254
0.157%, 3/15/42 to 5/15/42	399		2,896
0.23%, 1/15/37 to 12/15/37	556		5,036
0.234%, 4/15/37 to 9/15/37	1,634		14,598
0.407%, 6/15/42 to 7/15/42	235		4,470
0.48%, 12/15/37	537		9,954
0.484%, 3/15/37 to 12/15/37	3,545		65,657
0.657%, 4/15/42 to 7/15/42	423		12,944
0.73%, 11/15/37 to 1/15/38	1,445		40,905
0.734%, 3/15/37 to 10/15/42	1,512		44,039

Description	Principal Amount (000’s omitted)	Value
0.807%, 10/15/37	$166	$5,150
0.907%, 5/15/42 to 7/15/42	919	39,035
0.984%, 9/15/37 to 11/15/37	3,477	132,496
1.234%, 8/15/37 to 12/15/37	2,720	129,842
1.609%, 5/15/42	3,301	242,329
1.855%, 12/15/42 to 1/15/43	7,108	642,969
1.859%, 9/15/42	3,433	295,781
1.886%, 11/15/42	1,574	143,992
2.105%, 12/15/42	508	52,209
2.109%, 10/15/42	3,733	367,086
2.355%, 11/15/42 to 1/15/43	11,142	1,286,225
2.359%, 9/15/42 to 1/15/43	2,293	257,036
2.605%, 12/15/42 to 1/15/43	6,483	831,852
2.855%, 11/15/42 to 2/15/43	18,134	2,554,448
2.859%, 7/15/42	3,112	415,033
3.105%, 12/15/42 to 1/15/43	10,537	1,620,460

Total Small Business Administration Loans (Interest Only) (identified cost $9,099,743)		$9,217,696

Asset-Backed Securities — 5.6%
Security	Principal Amount (000’s omitted)	Value
Invitation Homes Trust:
Series 2018-SFR2, Class E, (1 mo. USD LIBOR + 2.00%), 6/17/37(9)(10)	$3,000	$3,015,431
NRZ Excess Spread-Collateralized Notes:
Series 2018-PLS1, Class D, 4.374%, 1/25/23(9)	5,913	5,865,327
PNMAC GMSR ISSUER TRUST:
Series 2018-GT1, Class A, 4.747%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(9)	9	9,069,305

Total Asset-Backed Securities (identified cost $17,912,902)		$17,950,063

Total Investments — 98.8% (identified cost $316,828,988)		$316,446,207

Other Assets, Less Liabilities — 1.2%		$3,749,894

Net Assets — 100.0%		$320,196,101

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

19	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2018.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2018.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(7)	Principal amount is less than $500.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $17,950,063 or 5.6% of the Portfolio’s net assets.

(10)	When-issued, variable rate security whose interest rate will be determined after April 30, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
CME 90-Day Eurodollar	700	Long	Dec-18	$170,371,250	$(383,875)
CME 90-Day Eurodollar	700	Short	Dec-19	(169,802,500)	438,475
U.S. 5-Year Treasury Note	166	Short	Jun-18	(18,842,297)	49,281
U.S. Ultra 10-Year Treasury Note	57	Short	Jun-18	(7,289,766)	10,457

					$114,338

Abbreviations:

CME	–	Chicago Mercantile Exchange
CMT	–	Constant Maturity Treasury
COF	–	Cost of Funds 11th District
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

20	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investments, at value (identified cost, $316,828,988)	$316,446,207
Cash	240,671
Deposits for derivatives collateral — financial futures contracts	716,360
Interest receivable	1,441,192
Dividend receivable from affiliated investment	1,219
Receivable for investments sold	11,853,591
Total assets	$330,699,240

Liabilities
Demand note payable	$7,200,000
Payable for when-issued securities	3,000,000
Payable for variation margin on open financial futures contracts	42,164
Payable to affiliate:
Investment adviser fee	174,077
Accrued expenses	86,898
Total liabilities	$10,503,139
Net Assets applicable to investors’ interest in Portfolio	$320,196,101

Sources of Net Assets
Investors’ capital	$320,464,544
Net unrealized depreciation	(268,443)
Total	$320,196,101

21	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest	$5,502,869
Dividends from affiliated investment	49,120
Total investment income	$5,551,989

Expenses
Investment adviser fee	$1,081,052
Trustees’ fees and expenses	5,586
Custodian fee	63,663
Legal and accounting services	23,572
Interest expense	27,831
Miscellaneous	445
Total expenses	$1,202,149

Net investment income	$4,349,840

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$647,828
Investment transactions — affiliated investment	129
Financial futures contracts	1,783,701
Net realized gain	$2,431,658
Change in unrealized appreciation (depreciation) —
Investments	$(5,825,820)
Financial futures contracts	(471,613)
Net change in unrealized appreciation (depreciation)	$(6,297,433)

Net realized and unrealized loss	$(3,865,775)

Net increase in net assets from operations	$484,065

22	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$4,349,840	$8,753,037
Net realized gain (loss)	2,431,658	(4,179,447)
Net change in unrealized appreciation (depreciation)	(6,297,433)	1,290,717
Net increase in net assets from operations	$484,065	$5,864,307
Capital transactions —
Contributions	$4,566,535	$16,656,108
Withdrawals	(35,970,847)	(199,353,471)
Net decrease in net assets from capital transactions	$(31,404,312)	$(182,697,363)

Net decrease in net assets	$(30,920,247)	$(176,833,056)

Net Assets
At beginning of period	$351,116,348	$527,949,404
At end of period	$320,196,101	$351,116,348

23	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.73	%(2)(3)	0.77%	0.80%	0.79%	0.78%	0.75%
Net investment income	2.64	%(2)	2.12%	1.98%	2.10%	2.33%	1.83%
Portfolio Turnover	46	%(4)	12%	15%	33%	4%	8%

Total Return	0.22	%(4)	1.51%	0.60%	1.11%	3.13%	(1.35)%

Net assets, end of period (000’s omitted)	$320,196		$351,116	$527,949	$629,882	$689,403	$848,719

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.02% for the six months ended April 30, 2018.

(4)	Not annualized.

24	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Government Opportunities Fund (formerly, Eaton Vance Government Obligations Fund) held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

25

Government Obligations Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

26

Government Obligations Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $1,081,052 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$26,350,458	$8,312,985
U.S. Government and Agency Securities	126,752,180	158,321,083

	$153,102,638	$166,634,068

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$319,986,683

Gross unrealized appreciation	$3,425,622
Gross unrealized depreciation	(6,851,760)

Net unrealized depreciation	$(3,426,138)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

27

Government Obligations Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, options on futures and during the year ended October 31, 2017, entered into interest rate swaps to enhance total return, to change the overall duration of the Portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other than centrally cleared swaps contracts) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$498,213	(1)	$(383,875	)(1)

Total	$498,213		$(383,875)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(108,469)	$105,656
Futures contracts	1,783,701	(471,613)

Total	$1,675,232	$(365,957)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investment transactions and Financial futures contracts, respectively.

28

Government Obligations Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$113,801,000	$156,257,000

The average number of purchased options contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was 13 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2018, the Portfolio had a balance outstanding pursuant to this line of credit of $7,200,000 at an interest rate of 2.70%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2018. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2018 were $2,176,796 and 2.58%, respectively.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$155,731,692	$—	$155,731,692
Mortgage Pass-Throughs	—	133,546,756	—	133,546,756
Small Business Administration Loans (Interest Only)	—	9,217,696	—	9,217,696
Asset-Backed Securities	—	17,950,063	—	17,950,063

Total Investments	$—	$316,446,207	$—	$316,446,207

Futures Contracts	$498,213	$—	$—	$498,213

Total	$498,213	$316,446,207	$—	$316,944,420

Liability Description

Futures Contracts	$(383,875)	$—	$—	$(383,875)

Total	$(383,875)	$—	$—	$(383,875)

29

Government Obligations Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

8  Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about July 13, 2018.

30

Eaton Vance

Government Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Government Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), a portfolio in which Eaton Vance Government Opportunities Fund (formerly Eaton Vance Government Obligations Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in collateralized mortgage obligations and mortgage-backed securities, including seasoned mortgage-backed securities, as well as the Adviser’s process for determining the extent to which the Portfolio will invest in seasoned mortgage-backed securities instead of other government securities. The Board also noted the Adviser’s experience in investing in instruments other than government securities, including privately issued residential and commercial mortgage-backed securities, mortgage-related loans, asset-backed securities, non-US mortgage-related instruments and other income instruments. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

32

Eaton Vance

Government Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered that at its meeting held on February 7 and 8, 2018, the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which the Fund would withdraw its assets in-kind from the Portfolio and the Portfolio would terminate. The Board further considered that, in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for the Fund with the Adviser (the “Fund Agreement”), which would become effective upon the Fund’s withdrawal of its assets from the Portfolio (the “Effective Date”). The Board noted that its approval of the Fund Agreement will allow the Adviser to manage the assets of the Fund directly upon the Effective Date, which was expected to occur prior to the fiscal year end of the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Government Opportunities Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Government Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Government Obligations Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Government Opportunities Fund and Government Obligations Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Government Obligations Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Government Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692    4.30.18

Eaton Vance

High Income Opportunities Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

High Income Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	37

Officers and Trustees	40

Important Notices	41

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Performance1,2

Portfolio Managers Michael W. Weilheimer, CFA, Kelley G. Baccei, and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/11/2004	08/19/1986	–0.27%	2.38%	4.75%	6.76%
Class A with 4.75% Maximum Sales Charge	—	—	–5.06	–2.53	3.75	6.24
Class B at NAV	08/19/1986	08/19/1986	–0.63	1.86	3.98	5.99
Class B with 5% Maximum Sales Charge	—	—	–5.48	–3.01	3.66	5.99
Class C at NAV	06/08/1994	08/19/1986	–0.63	1.63	3.97	5.97
Class C with 1% Maximum Sales Charge	—	—	–1.61	0.66	3.97	5.97
Class I at NAV	10/01/2009	08/19/1986	–0.14	2.85	5.06	7.01
ICE BofAML U.S. High Yield Index	—	—	–0.23%	3.21%	4.76%	7.75%
ICE BofAML U.S. High Yield Constrained Index	—	—	–0.23	3.22	4.77	7.83

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.87%	1.61%	1.62%	0.61%

Fund Profile4

Credit Quality (% of bonds and loans)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$997.30	$4.31	0.87%
Class B	$1,000.00	$993.70	$8.01	1.62%
Class C	$1,000.00	$993.70	$8.01	1.62%
Class I	$1,000.00	$998.60	$3.07	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.36	0.87%
Class B	$1,000.00	$1,016.80	$8.10	1.62%
Class C	$1,000.00	$1,016.80	$8.10	1.62%
Class I	$1,000.00	$1,021.70	$3.11	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in High Income Opportunities Portfolio, at value (identified cost, $1,164,076,519)	$1,182,743,934
Receivable for Fund shares sold	1,735,745
Total assets	$1,184,479,679

Liabilities
Payable for Fund shares redeemed	$4,537,549
Distributions payable	619,709
Payable to affiliates:
Distribution and service fees	161,362
Trustees’ fees	42
Accrued expenses	308,382
Total liabilities	$5,627,044
Net Assets	$1,178,852,635

Sources of Net Assets
Paid-in capital	$1,181,965,745
Accumulated distributions in excess of net investment income	(1,745,342)
Accumulated net realized loss from Portfolio	(20,035,183)
Net unrealized appreciation from Portfolio	18,667,415
Total	$1,178,852,635

Class A Shares
Net Assets	$331,040,916
Shares Outstanding	74,658,572
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.43
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$4.65

Class B Shares
Net Assets	$2,253,269
Shares Outstanding	507,540
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.44

Class C Shares
Net Assets	$109,299,649
Shares Outstanding	24,648,636
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.43

Class I Shares
Net Assets	$736,258,801
Shares Outstanding	165,846,466
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income allocated from Portfolio	$37,416,481
Dividends allocated from Portfolio	461,990
Expenses allocated from Portfolio	(2,986,743)
Total investment income from Portfolio	$34,891,728

Expenses
Distribution and service fees
Class A	$433,776
Class B	14,875
Class C	571,167
Trustees’ fees and expenses	250
Custodian fee	29,824
Transfer and dividend disbursing agent fees	660,571
Legal and accounting services	29,617
Printing and postage	66,104
Registration fees	58,429
Miscellaneous	10,616
Total expenses	$1,875,229

Net investment income	$33,016,499

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$4,899,677
Foreign currency transactions	54,153
Forward foreign currency exchange contracts	(562,005)
Net realized gain	$4,391,825
Change in unrealized appreciation (depreciation) —
Investments	$(40,102,271)
Foreign currency	(11,615)
Forward foreign currency exchange contracts	64,474
Net change in unrealized appreciation (depreciation)	$(40,049,412)

Net realized and unrealized loss	$(35,657,587)

Net decrease in net assets from operations	$(2,641,088)

6	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$33,016,499	$73,831,741
Net realized gain	4,391,825	10,325,157
Net change in unrealized appreciation (depreciation)	(40,049,412)	19,214,754
Net increase (decrease) in net assets from operations	$(2,641,088)	$103,371,652
Distributions to shareholders —
From net investment income
Class A	$(9,184,276)	$(21,008,580)
Class B	(67,609)	(228,080)
Class C	(2,599,314)	(5,909,890)
Class I	(21,549,802)	(46,369,466)
Total distributions to shareholders	$(33,401,001)	$(73,516,016)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$36,377,548	$131,708,723
Class B	1,143	16,578
Class C	5,874,401	19,736,324
Class I	151,448,769	477,710,345
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,524,546	17,756,233
Class B	60,214	194,429
Class C	2,335,446	5,027,198
Class I	19,828,609	39,120,845
Cost of shares redeemed
Class A	(78,792,383)	(290,138,723)
Class B	(584,003)	(1,411,531)
Class C	(16,492,150)	(43,779,620)
Class I	(238,247,668)	(549,590,036)
Net asset value of shares exchanged
Class A	725,967	1,626,656
Class B	(725,967)	(1,626,656)
Net decrease in net assets from Fund share transactions	$(110,665,528)	$(193,649,235)

Net decrease in net assets	$(146,707,617)	$(163,793,599)

Net Assets
At beginning of period	$1,325,560,252	$1,489,353,851
At end of period	$1,178,852,635	$1,325,560,252

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,745,342)	$(1,360,840)

7	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$4.560		$4.460	$4.400	$4.650	$4.640	$4.490

Income (Loss) From Operations
Net investment income(1)	$0.117		$0.239	$0.228	$0.237	$0.251	$0.275
Net realized and unrealized gain (loss)	(0.129)		0.099	0.082	(0.217)	0.044	0.164

Total income (loss) from operations	$(0.012)		$0.338	$0.310	$0.020	$0.295	$0.439

Less Distributions
From net investment income	$(0.118)		$(0.238)	$(0.250)	$(0.257)	$(0.285)	$(0.289)
Tax return of capital	—		—	—	(0.013)	—	—

Total distributions	$(0.118)		$(0.238)	$(0.250)	$(0.270)	$(0.285)	$(0.289)

Net asset value — End of period	$4.430		$4.560	$4.460	$4.400	$4.650	$4.640

Total Return(2)	(0.27	)%(3)	7.73%	7.35%	0.43%	6.49%	10.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$331,041		$375,201	$506,430	$338,952	$278,339	$249,642
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.87	%(6)	0.85%	0.86%	0.90%	0.89%	0.92%
Net investment income	5.23	%(6)	5.28%	5.23%	5.22%	5.36%	6.00%
Portfolio Turnover of the Portfolio	22	%(3)	42%	39%	38%	44%	62%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$4.570		$4.470	$4.410	$4.660	$4.650	$4.500

Income (Loss) From Operations
Net investment income(1)	$0.100		$0.206	$0.197	$0.206	$0.217	$0.242
Net realized and unrealized gain (loss)	(0.128)		0.099	0.080	(0.220)	0.044	0.163

Total income (loss) from operations	$(0.028)		$0.305	$0.277	$(0.014)	$0.261	$0.405

Less Distributions
From net investment income	$(0.102)		$(0.205)	$(0.217)	$(0.224)	$(0.251)	$(0.255)
Tax return of capital	—		—	—	(0.012)	—	—

Total distributions	$(0.102)		$(0.205)	$(0.217)	$(0.236)	$(0.251)	$(0.255)

Net asset value — End of period	$4.440		$4.570	$4.470	$4.410	$4.660	$4.650

Total Return(2)	(0.63	)%(3)	6.94%	6.54%	(0.32)%	5.72%	9.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,253		$3,588	$6,292	$9,910	$16,243	$21,999
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.62	%(6)	1.59%	1.61%	1.65%	1.64%	1.67%
Net investment income	4.48	%(6)	4.55%	4.54%	4.53%	4.64%	5.28%
Portfolio Turnover of the Portfolio	22	%(3)	42%	39%	38%	44%	62%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$4.560		$4.460	$4.400	$4.650	$4.640	$4.490

Income (Loss) From Operations
Net investment income(1)	$0.100		$0.205	$0.195	$0.204	$0.216	$0.241
Net realized and unrealized gain (loss)	(0.129)		0.099	0.081	(0.219)	0.044	0.164

Total income (loss) from operations	$(0.029)		$0.304	$0.276	$(0.015)	$0.260	$0.405

Less Distributions
From net investment income	$(0.101)		$(0.204)	$(0.216)	$(0.223)	$(0.250)	$(0.255)
Tax return of capital	—		—	—	(0.012)	—	—

Total distributions	$(0.101)		$(0.204)	$(0.216)	$(0.235)	$(0.250)	$(0.255)

Net asset value — End of period	$4.430		$4.560	$4.460	$4.400	$4.650	$4.640

Total Return(2)	(0.63	)%(3)	6.94%	6.54%	(0.34)%	5.70%	9.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,300		$120,884	$136,908	$111,949	$121,827	$118,991
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.62	%(6)	1.60%	1.61%	1.65%	1.64%	1.67%
Net investment income	4.48	%(6)	4.52%	4.50%	4.49%	4.62%	5.25%
Portfolio Turnover of the Portfolio	22	%(3)	42%	39%	38%	44%	62%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$4.570		$4.470	$4.410	$4.660	$4.650	$4.500

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.250	$0.238	$0.245	$0.261	$0.286
Net realized and unrealized gain (loss)	(0.129)		0.099	0.083	(0.213)	0.046	0.164

Total income (loss) from operations	$(0.007)		$0.349	$0.321	$0.032	$0.307	$0.450

Less Distributions
From net investment income	$(0.123)		$(0.249)	$(0.261)	$(0.268)	$(0.297)	$(0.300)
Tax return of capital	—		—	—	(0.014)	—	—

Total distributions	$(0.123)		$(0.249)	$(0.261)	$(0.282)	$(0.297)	$(0.300)

Net asset value — End of period	$4.440		$4.570	$4.470	$4.410	$4.660	$4.650

Total Return(2)	(0.14	)%(3)	7.98%	7.62%	0.70%	6.75%	10.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$736,259		$825,887	$839,724	$322,095	$160,509	$82,300
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.62	%(6)	0.59%	0.61%	0.65%	0.64%	0.66%
Net investment income	5.48	%(6)	5.51%	5.45%	5.42%	5.56%	6.23%
Portfolio Turnover of the Portfolio	22	%(3)	42%	39%	38%	44%	62%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (74.9% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $18,155,220 and deferred capital losses of $10,073,492 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $10,073,492 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $35,552 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,355 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $433,776 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $11,156 and $428,375 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $3,719 and $142,792 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $1,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

13

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $24,951,069 and $172,275,312, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	8,086,833	29,132,452
Issued to shareholders electing to receive payments of distributions in Fund shares	1,676,565	3,914,760
Redemptions	(17,503,622)	(64,656,300)
Exchange from Class B shares	162,100	358,194

Net decrease	(7,578,124)	(31,250,894)

Class B	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	254	3,641
Issued to shareholders electing to receive payments of distributions in Fund shares	13,388	42,805
Redemptions	(129,566)	(311,317)
Exchange to Class A shares	(161,772)	(357,773)

Net decrease	(277,696)	(622,644)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,303,553	4,364,486
Issued to shareholders electing to receive payments of distributions in Fund shares	520,195	1,107,226
Redemptions	(3,668,420)	(9,648,699)

Net decrease	(1,844,672)	(4,176,987)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	33,602,907	105,623,087
Issued to shareholders electing to receive payments of distributions in Fund shares	4,411,576	8,605,297
Redemptions	(52,977,676)	(121,386,386)

Net decrease	(14,963,193)	(7,158,002)

14

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 86.2%
Security	Principal Amount* (000’s omitted)	Value

Aerospace — 1.2%
BBA US Holdings, Inc., 5.375%, 5/1/26(1)	1,435	$1,446,595
Bombardier, Inc., 6.00%, 10/15/22(1)	2,200	2,200,000
Bombardier, Inc., 6.125%, 1/15/23(1)	285	288,206
Bombardier, Inc., 7.50%, 12/1/24(1)	2,440	2,574,200
Bombardier, Inc., 7.50%, 3/15/25(1)	750	783,750
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	525	551,555
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,446,837
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,137,144
TransDigm, Inc., 6.50%, 7/15/24	3,965	4,041,822
TransDigm, Inc., 6.50%, 5/15/25	440	448,800
		$18,918,909

Automotive & Auto Parts — 0.7%
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,050	$1,624,125
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	340,112
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,379,778
Navistar International Corp., 6.625%, 11/1/25(1)	6,645	6,927,413
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	420	430,185
		$10,701,613

Banks & Thrifts — 0.8%
Ally Financial, Inc., 3.50%, 1/27/19	240	$240,480
CIT Group, Inc., 4.125%, 3/9/21	1,708	1,714,063
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,375,250
CIT Group, Inc., 5.375%, 5/15/20	55	56,925
CIT Group, Inc., 6.125%, 3/9/28	1,420	1,471,475
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,225,438
		$13,083,631

Broadcasting — 1.5%
CBS Radio, Inc., 7.25%, 11/1/24(1)	3,150	$3,213,000
Netflix, Inc., 4.875%, 4/15/28(1)	640	605,600
Netflix, Inc., 5.50%, 2/15/22	1,790	1,866,075
Netflix, Inc., 5.875%, 2/15/25	2,155	2,219,004
Netflix, Inc., 5.875%, 11/15/28(1)	4,030	4,040,075
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,524,125
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	2,855,212
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	6,977,491
		$24,300,582

Security	Principal Amount* (000’s omitted)	Value

Building Materials — 1.7%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	2,885	$2,740,750
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	5,155	5,515,850
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	960	954,000
FBM Finance, Inc., 8.25%, 8/15/21(1)	4,940	5,224,050
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,245	2,183,442
Pisces Midco, Inc., 8.00%, 4/15/26(1)	3,925	3,945,802
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,155	2,229,753
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,880	4,044,900
		$26,838,547

Cable / Satellite TV — 6.4%
Altice Financing S.A., 6.625%, 2/15/23(1)	860	$862,150
Altice France S.A., 6.00%, 5/15/22(1)	12,200	12,077,390
Altice France S.A., 7.375%, 5/1/26(1)	3,020	2,940,725
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	1,105	1,000,025
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	6,481,150
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	973,638
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,086,734
Cablevision Systems Corp., 5.875%, 9/15/22	3,710	3,663,625
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	5,791,687
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	4,365	4,052,379
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,206,297
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,799,584
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,033,919
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,711,375
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	4,090	4,161,616
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	233,484
CSC Holdings, LLC, 5.25%, 6/1/24	385	362,863
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,296,100
CSC Holdings, LLC, 10.125%, 1/15/23(1)	8,485	9,428,956
CSC Holdings, LLC, 10.875%, 10/15/25(1)	3,862	4,537,850
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,316,944
DISH DBS Corp., 5.875%, 11/15/24	420	360,675
DISH DBS Corp., 6.75%, 6/1/21	3,625	3,625,000
DISH DBS Corp., 7.75%, 7/1/26	1,395	1,270,322
UPC Holding B.V., 5.50%, 1/15/28(1)	3,875	3,623,125
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,835,913

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable / Satellite TV (continued)
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		2,610	$2,495,812
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		4,320	4,168,800
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)		1,225	1,163,750
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)		4,005	3,759,694
			$101,321,582

Capital Goods — 1.2%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)		1,420	$1,469,700
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)		7,630	7,620,462
Wabash National Corp., 5.50%, 10/1/25(1)		2,215	2,165,163
Welbilt, Inc., 9.50%, 2/15/24		7,515	8,379,225
			$19,634,550

Chemicals — 1.9%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		1,490	$1,516,075
Chemours Co. (The), 7.00%, 5/15/25		2,330	2,519,313
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,850	2,846,438
OCI N.V., 5.00%, 4/15/23(4)	EUR	2,000	2,464,196
Olin Corp., 5.00%, 2/1/30		1,625	1,549,844
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		4,125	4,238,437
PQ Corp., 6.75%, 11/15/22(1)		900	955,125
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,150,576
Tronox Finance PLC, 5.75%, 10/1/25(1)		1,830	1,784,250
Tronox, Inc., 6.50%, 4/15/26(1)		3,195	3,187,013
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,825,000
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,858,913
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,337,623
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	544,031
			$29,776,834

Consumer Products — 0.3%
Central Garden & Pet Co., 6.125%, 11/15/23		970	$1,016,075
Spectrum Brands, Inc., 4.00%, 10/1/26(1)	EUR	1,000	1,223,440
Spectrum Brands, Inc., 5.75%, 7/15/25		2,115	2,123,566
			$4,363,081

Containers — 2.7%
ARD Finance S.A., 6.625%, (6.625% Cash or 7.375% PIK), 9/15/23(5)	EUR	2,585	$3,289,746
ARD Finance S.A., 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(5)		2,135	2,188,375

Security	Principal Amount* (000’s omitted)	Value

Containers (continued)
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(1)(5)	7,020	$7,423,650
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	830	826,888
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	3,625	3,643,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	392,704
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	3,120	3,162,900
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	6,145	6,521,381
Berry Global, Inc., 6.00%, 10/15/22	1,770	1,849,650
BWAY Holding Co., 5.50%, 4/15/24(1)	1,190	1,200,948
BWAY Holding Co., 7.25%, 4/15/25(1)	1,505	1,549,698
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)	2,345	2,268,787
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,985	4,089,606
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,047,238
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	260	261,464
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	643	652,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	1,675	1,747,234
		$42,115,863

Diversified Financial Services — 2.0%
DAE Funding, LLC, 4.50%, 8/1/22(1)	2,430	$2,344,950
DAE Funding, LLC, 5.00%, 8/1/24(1)	4,055	3,918,347
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	3,825	3,911,063
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,740	1,750,875
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,335,945
Navient Corp., 5.50%, 1/15/19	2,490	2,531,085
Navient Corp., 7.25%, 1/25/22	45	47,756
Navient Corp., 8.00%, 3/25/20	6,065	6,474,387
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	6,390	6,374,025
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	2,855	2,780,056
		$31,468,489

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,122,375

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Media (continued)
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	$2,186,094
MDC Partners, Inc., 6.50%, 5/1/24(1)	5,860	5,794,075
		$9,102,544

Energy — 13.9%
Aker BP ASA, 5.875%, 3/31/25(1)	1,460	$1,518,400
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	2,145	2,118,187
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	590	590,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	545	527,288
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	995	992,513
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,465	1,563,887
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,415	1,415,000
Antero Resources Corp., 5.375%, 11/1/21	5,575	5,660,297
Antero Resources Corp., 5.625%, 6/1/23	490	502,863
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	3,090	3,174,975
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,640,600
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,452,700
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	3,320	3,435,237
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,585,394
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(1)	600	588,000
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	608	646,760
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	11,090	10,979,100
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,660	3,751,500
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,770	1,858,500
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,078,326
Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	2,657,494
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,266,875
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,031,294
Energy Transfer Equity, L.P., 5.875%, 1/15/24	975	998,156
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,911,275
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(3)	1,630	1,556,120
Ensco PLC, 7.75%, 2/1/26	1,158	1,092,863

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	$1,918,800
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	972,700
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,525	5,366,156
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,312,500
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	5,964,400
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,208,075
Gulfport Energy Corp., 6.625%, 5/1/23	5,570	5,625,700
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,173,738
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)(6)	640	643,600
Matador Resources Co., 6.875%, 4/15/23	3,970	4,158,575
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	4,347,712
Nabors Industries, Inc., 4.625%, 9/15/21	565	555,113
Nabors Industries, Inc., 5.75%, 2/1/25(1)	4,460	4,231,425
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,641,200
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,532,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	779,025
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	960,713
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	929,250
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,763,750
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,320,787
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,644,687
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,795	2,836,925
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,074,412
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	5,970,812
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	2,155	2,241,200
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,308,450
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	4,120	4,011,850
Precision Drilling Corp., 6.50%, 12/15/21	321	329,025
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,108,688
Precision Drilling Corp., 7.75%, 12/15/23	195	204,019
QEP Resources, Inc., 5.625%, 3/1/26	2,630	2,528,087
Resolute Energy Corp., 8.50%, 5/1/20	1,195	1,197,988
RSP Permian, Inc., 6.625%, 10/1/22	3,135	3,275,097
SESI, LLC, 7.75%, 9/15/24(1)	495	513,563

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	$3,763,500
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,975,050
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	3,785	3,855,969
SM Energy Co., 5.625%, 6/1/25	1,850	1,803,750
SM Energy Co., 6.50%, 11/15/21	1,895	1,932,900
SM Energy Co., 6.50%, 1/1/23	2,820	2,841,150
SM Energy Co., 6.75%, 9/15/26	2,249	2,299,602
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	2,140	2,112,116
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	1,145	1,107,788
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	8,505	8,505,000
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	2,105	2,097,106
Tervita Escrow Corp., 7.625%, 12/1/21(1)	4,000	4,100,000
Transocean, Inc., 7.50%, 1/15/26(1)	1,550	1,569,375
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	3,595	3,464,681
Valvoline, Inc., 5.50%, 7/15/24	835	857,963
Weatherford International, Ltd., 8.25%, 6/15/23	755	711,588
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,716,462
Whiting Petroleum Corp., 5.75%, 3/15/21	500	513,125
Whiting Petroleum Corp., 6.625%, 1/15/26(1)	4,550	4,669,437
WildHorse Resource Development Corp., 6.875%, 2/1/25	5,835	5,951,700
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	1,560	1,591,200
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,203,399
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,248,055
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,495	1,566,012
		$219,700,554

Entertainment / Film — 0.6%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	4,615	$4,505,394
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	486,250
Cinemark USA, Inc., 4.875%, 6/1/23	3,945	3,920,344
		$8,911,988

Environmental — 1.2%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,105,750
Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,202,125
Covanta Holding Corp., 5.875%, 7/1/25	4,607	4,491,825
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,912,569
GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,687,137

Security	Principal Amount* (000’s omitted)	Value

Environmental (continued)
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	1,475	$1,463,495
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	1,040	1,029,600
		$18,892,501

Food & Drug Retail — 0.2%
Safeway, Inc., 7.45%, 9/15/27	3,054	$2,519,550
		$2,519,550

Food / Beverage / Tobacco — 1.9%
Dean Foods Co., 6.50%, 3/15/23(1)	5,195	$4,993,694
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	4,161,375
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	2,825	2,768,500
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	1,480	1,417,100
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,112,625
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,220,600
Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,541,075
Post Holdings, Inc., 5.625%, 1/15/28(1)	3,600	3,451,500
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,051,625
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,808,812
		$30,526,906

Gaming — 3.0%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	4,134	$3,958,305
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,347,400
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	8,855	9,419,506
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	848,400
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	555	569,530
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,585,500
International Game Technology PLC, 6.50%, 2/15/25(1)	720	771,300
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	7,230	7,934,925
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,015	1,912,457
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	2,962,308
MGM Resorts International, 6.00%, 3/15/23	710	743,725
MGM Resorts International, 6.625%, 12/15/21	1,275	1,367,437
MGM Resorts International, 7.75%, 3/15/22	2,585	2,872,581

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	$2,751,807
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,977,906
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	4,774	1,312,785
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	750	726,788
		$47,062,660

Health Care — 9.0%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,935	$2,865,294
Centene Corp., 4.75%, 5/15/22	885	898,275
Centene Corp., 4.75%, 1/15/25	5,365	5,229,201
Centene Corp., 6.125%, 2/15/24	3,740	3,927,748
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	5,925	5,417,672
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	860	872,900
Envision Healthcare Corp., 5.625%, 7/15/22	1,435	1,445,762
Envision Healthcare Corp., 6.25%, 12/1/24(1)	7,205	7,529,225
HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,085,363
HCA, Inc., 5.25%, 6/15/26	2,745	2,765,587
HCA, Inc., 5.875%, 2/15/26	12,010	12,190,150
HCA, Inc., 7.50%, 2/15/22	1,530	1,686,825
Hologic, Inc., 4.375%, 10/15/25(1)	1,405	1,355,825
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	3,932,670
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	8,135	8,257,025
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,448,854
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	6,430	7,233,750
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	18,175	18,545,952
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)	6,430	6,542,525
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	5,800	5,075,000
Teleflex, Inc., 4.625%, 11/15/27	2,310	2,225,431
Teleflex, Inc., 4.875%, 6/1/26	1,740	1,724,340
Teleflex, Inc., 5.25%, 6/15/24	845	861,900
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,678,663
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,077,372
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,517,512
Tenet Healthcare Corp., 8.125%, 4/1/22	1,715	1,792,175
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	1,485	1,483,144
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,055	3,722,997

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	2,855	$2,972,769
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	5,755	6,091,368
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	600	607,440
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	5,100	5,202,000
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	3,615	3,673,744
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,022,972
		$141,959,430

Homebuilders / Real Estate — 1.7%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	4,925	$5,060,437
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	4,145	4,113,913
Mattamy Group Corp., 6.50%, 10/1/25(1)	2,880	2,887,200
Mattamy Group Corp., 6.875%, 12/15/23(1)	4,575	4,723,687
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,871,625
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,613,094
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,279,347
		$26,549,303

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	5,260	$5,154,800
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	3,180	3,060,750
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,299,456
		$9,515,006

Insurance — 1.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	4,670	$4,853,905
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	4,165	4,310,775
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(1)(5)	2,620	2,629,170
Hub International, Ltd., 7.00%, 5/1/26(1)	5,270	5,296,350
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,846,825
		$20,937,025

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure — 0.8%
NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,293	$2,333,128
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		8,525	8,247,937
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,838,200
			$12,419,265

Metals / Mining — 4.3%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	$1,729,404
Constellium N.V., 4.25%, 2/15/26(1)	EUR	6,000	7,353,702
Constellium N.V., 5.875%, 2/15/26(1)		2,850	2,814,375
Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,202,037
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		3,870	3,686,175
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)		1,390	1,400,425
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		4,600	4,599,080
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		6,155	6,109,145
Freeport-McMoRan, Inc., 3.10%, 3/15/20		840	832,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,634,450
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)		2,130	2,231,175
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)		2,455	2,612,267
Imperial Metals Corp., 7.00%, 3/15/19(1)		935	855,525
New Gold, Inc., 6.25%, 11/15/22(1)		8,739	8,935,627
New Gold, Inc., 6.375%, 5/15/25(1)		1,505	1,536,981
Novelis Corp., 5.875%, 9/30/26(1)		3,480	3,462,600
Novelis Corp., 6.25%, 8/15/24(1)		2,390	2,440,788
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)		3,270	3,376,275
Teck Resources, Ltd., 5.20%, 3/1/42		335	315,738
Teck Resources, Ltd., 5.40%, 2/1/43		1,545	1,487,063
Teck Resources, Ltd., 6.00%, 8/15/40		745	780,388
Teck Resources, Ltd., 8.50%, 6/1/24(1)		2,510	2,808,062
			$68,203,932

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26(1)		1,000	$985,000
			$985,000

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)		3,445	$3,216,769
Meredith Corp., 6.875%, 2/1/26(1)		500	507,500
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(1)(5)		687	690,435
			$4,414,704

Security		Principal Amount* (000’s omitted)	Value

Railroad — 0.5%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		7,710	$7,960,575
			$7,960,575

Restaurants — 1.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)		860	$820,225
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)		1,680	1,688,400
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)		6,967	6,738,413
Golden Nugget, Inc., 6.75%, 10/15/24(1)		8,555	8,704,712
Golden Nugget, Inc., 8.75%, 10/1/25(1)		4,500	4,713,750
IRB Holding Corp., 6.75%, 2/15/26(1)		2,360	2,283,300
Yum! Brands, Inc., 3.875%, 11/1/20		855	858,206
			$25,807,006

Services — 5.5%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)		3,900	$3,992,625
Aramark Services, Inc., 5.125%, 1/15/24		3,695	3,768,900
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)		2,150	2,291,793
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)		735	727,650
Cloud Crane, LLC, 10.125%, 8/1/24(1)		4,253	4,646,402
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)		3,880	4,112,800
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)		2,935	2,953,344
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(1)		4,405	4,393,987
FTI Consulting, Inc., 6.00%, 11/15/22		1,230	1,271,562
Gartner, Inc., 5.125%, 4/1/25(1)		1,025	1,029,818
Hertz Corp. (The), 5.50%, 10/15/24(1)		1,335	1,124,738
Hertz Corp. (The), 6.25%, 10/15/22		985	930,209
IHS Markit, Ltd., 5.00%, 11/1/22(1)		2,255	2,345,200
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		3,310	3,218,975
La Financiere Atalian SAS, 5.125%, 5/15/25(4)(6)	EUR	1,705	2,058,957
Laureate Education, Inc., 8.25%, 5/1/25(1)		6,070	6,555,600
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		9,234	9,938,092
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		6,665	6,948,262
Sabre GLBL, Inc., 5.25%, 11/15/23(1)		2,535	2,569,856
Sabre GLBL, Inc., 5.375%, 4/15/23(1)		905	918,304
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		5,185	5,567,394
TMS International Corp., 7.25%, 8/15/25(1)		3,275	3,397,813
United Rentals North America, Inc., 4.625%, 7/15/23		2,000	2,022,500
Vizient, Inc., 10.375%, 3/1/24(1)		5,685	6,324,562

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Services (continued)
West Corp., 8.50%, 10/15/25(1)	3,690	$3,579,300
		$86,688,643

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21	970	$989,400
Allegheny Technologies, Inc., 7.875%, 8/15/23	3,655	3,974,082
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	585	611,325
Steel Dynamics, Inc., 5.50%, 10/1/24	505	520,150
		$6,094,957

Super Retail — 1.7%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	$1,198,148
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,539,007
Hot Topic, Inc., 9.25%, 6/15/21(1)	1,430	1,412,125
L Brands, Inc., 6.875%, 11/1/35	3,235	3,073,250
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,188,513
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,139,819
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	3,138,987
PVH Corp., 7.75%, 11/15/23	3,385	4,002,762
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,511,375
		$27,203,986

Technology — 6.5%
Camelot Finance S.A., 7.875%, 10/15/24(1)	2,465	$2,575,925
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,553,125
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	4,045	3,883,200
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,350	4,502,250
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)	2,490	2,621,043
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,310	1,350,863
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	5,905	6,263,559
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,005	4,269,129
EIG Investors Corp., 10.875%, 2/1/24	4,750	5,177,500
Entegris, Inc., 4.625%, 2/10/26(1)	2,980	2,890,600
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,094,425
First Data Corp., 7.00%, 12/1/23(1)	6,395	6,707,588
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,574,700
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(5)	3,120	3,155,100
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	3,245	3,362,631
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,823,300

Security	Principal Amount* (000’s omitted)	Value

Technology (continued)
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	7,795	$7,239,606
Seagate HDD Cayman, 4.75%, 1/1/25	1,490	1,446,552
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,396,177
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	4,950,525
Symantec Corp., 5.00%, 4/15/25(1)	2,125	2,138,957
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	2,250	2,157,188
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	4,035	3,903,862
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	5,145	4,476,150
Western Digital Corp., 4.75%, 2/15/26	6,165	6,087,937
		$102,601,892

Telecommunications — 6.7%
CenturyLink, Inc., 6.75%, 12/1/23	2,030	$2,024,925
CenturyLink, Inc., 7.50%, 4/1/24	3,220	3,292,450
Digicel, Ltd., 6.00%, 4/15/21(1)	4,250	4,058,750
Equinix, Inc., 5.875%, 1/15/26	3,890	4,035,875
Frontier California, Inc., 6.75%, 5/15/27	895	823,400
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,204,125
Frontier Communications Corp., 7.625%, 4/15/24	285	188,813
Frontier Communications Corp., 10.50%, 9/15/22	1,805	1,595,710
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,740,631
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,191,186
Hughes Satellite Systems Corp., 6.625%, 8/1/26	975	970,125
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,579,519
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,685,387
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,113,946
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,404,388
Level 3 Parent, LLC, 5.75%, 12/1/22	750	757,500
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	799	757,053
SBA Communications Corp., 4.00%, 10/1/22(1)	2,295	2,197,462
SBA Communications Corp., 4.875%, 9/1/24	2,885	2,780,419
Sprint Capital Corp., 6.875%, 11/15/28	5,860	5,991,850
Sprint Communications, Inc., 6.00%, 11/15/22	945	967,444
Sprint Communications, Inc., 7.00%, 8/15/20	2,835	3,005,100
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,852	1,906,402
Sprint Corp., 7.125%, 6/15/24	2,270	2,343,071
Sprint Corp., 7.25%, 9/15/21	5,930	6,300,625
Sprint Corp., 7.625%, 2/15/25	3,285	3,465,675
Sprint Corp., 7.625%, 3/1/26	2,985	3,149,175
Sprint Corp., 7.875%, 9/15/23	16,705	17,957,875
T-Mobile USA, Inc., 4.50%, 2/1/26	2,205	2,125,069

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc., 4.75%, 2/1/28	2,295	$2,211,347
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,289,313
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	7,015,155
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,240	2,228,800
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,046,726
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,758,412
		$106,163,703

Transportation Ex Air / Rail — 0.4%
CEVA Group PLC, 7.00%, 3/1/21(1)	1,245	$1,257,450
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	1,360,763
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,424,787
		$7,043,000

Utilities — 3.0%
AES Corp. (The), 4.00%, 3/15/21	2,305	$2,322,979
AES Corp. (The), 5.125%, 9/1/27	365	371,388
AES Corp. (The), 5.50%, 4/15/25	263	270,233
AES Corp. (The), 6.00%, 5/15/26	5,725	6,011,250
Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,122,981
Calpine Corp., 5.50%, 2/1/24	620	571,175
Calpine Corp., 5.75%, 1/15/25	5,005	4,592,087
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,436,737
NRG Energy, Inc., 5.75%, 1/15/28(1)	3,070	3,046,975
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,464,387
NRG Yield Operating, LLC, 5.00%, 9/15/26	1,850	1,808,375
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,350,075
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	1,997,500
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,279,644
Vistra Energy Corp., 7.375%, 11/1/22	3,085	3,258,531
Vistra Energy Corp., 7.625%, 11/1/24	2,185	2,359,800
Vistra Energy Corp., 8.00%, 1/15/25(1)	1,785	1,943,419
Vistra Energy Corp., 8.034%, 2/2/24	615	645,750
Vistra Energy Corp., 8.125%, 1/30/26(1)	3,735	4,113,169
		$47,966,455

Total Corporate Bonds & Notes (identified cost $1,351,256,066)		$1,361,754,266

Senior Floating-Rate Loans — 5.8%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 6.24%, (2 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$945	$834,731
Navistar International Corporation, Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	5,905	5,953,180
		$6,787,911

Building Materials — 0.2%
Pisces Midco, Inc., Term Loan, Maturing 4/12/25(8)	$2,715	$2,742,693
		$2,742,693

Capital Goods — 0.5%
Cortes NP Acquisition Corporation, Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$2,109,983
Titan Acquisition Limited, Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing 3/28/25	5,230	5,243,483
		$7,353,466

Energy — 0.5%
Chesapeake Energy Corporation, Term Loan, 9.44%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$7,065	$7,493,316
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(9)	681	715,434
		$8,208,750

Gaming — 0.1%
Lago Resort & Casino, LLC, Term Loan, 11.80%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,040	$1,024,178
		$1,024,178

Health Care — 0.2%
Press Ganey Holdings, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 10/21/23	$1,093	$1,101,380
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	1,753	1,781,301
		$2,882,681

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance — 0.1%
Hub International Limited, Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25	$1,210	$1,219,330
		$1,219,330

Metals / Mining — 0.4%
GrafTech Finance, Inc., Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$7,035	$7,056,984
		$7,056,984

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$1,985	$1,949,251
Meredith Corporation, Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing 1/31/25	2,570	2,589,452
		$4,538,703

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$5,475	$5,095,856
Applied Systems, Inc., Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24	2,766	2,793,570
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 8.39%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	1,341	1,351,823
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	2,145	2,187,900
		$11,429,149

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,696	$2,760,491
		$2,760,491

Technology — 1.4%
EIG Investors Corp., Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$8,836	$8,918,487
Riverbed Technology, Inc., Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	825	823,108
Solera, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	3,477	3,495,250
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	885	891,884

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology (continued)
SS&C Technologies, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	$2,485	$2,504,328
Veritas Bermuda, Ltd., Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	5,565	5,494,345
		$22,127,402

Telecommunications — 0.6%
Asurion, LLC, Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$8,455	$8,708,650
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(9)	1,640	1,676,490
		$10,385,140

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(9)	$500	$498,125
CEVA Intercompany B.V., Term Loan, 7.86%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	557	555,140
CEVA Logistics Canada, ULC, Term Loan, 7.86%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	96	95,714
CEVA Logistics US Holdings, Inc., Term Loan, 7.86%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	769	765,711
		$1,914,690

Utilities — 0.1%
TerraForm Power Operating, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$1,077	$1,085,380
		$1,085,380

Total Senior Floating-Rate Loans (identified cost $90,884,068)		$91,516,948

Convertible Bonds — 1.6%
Security	Principal Amount (000’s omitted)	Value

Gaming — 0.1%
Caesars Entertainment Corp., 5.00%, 10/1/24	$1,413	$2,484,597
		$2,484,597

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.1%
NuVasive, Inc., 2.25%, 3/15/21	$1,500	$1,658,438
		$1,658,438

Utilities — 1.4%
NextEra Energy Partners, L.P., 1.50%, 9/15/20(1)	$3,105	$3,093,337
NRG Yield, Inc., 3.25%, 6/1/20(1)	7,880	7,834,966
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,447,219
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	6,788,775
		$22,164,297

Total Convertible Bonds (identified cost $25,958,973)		$26,307,332

Common Stocks — 2.3%
Security	Shares	Value

Consumer Products — 0.1%
HF Holdings, Inc.(10)(11)(12)	13,600	$292,808
Spectrum Brands Holdings, Inc.	25,000	1,802,500
		$2,095,308

Energy — 0.5%
Antero Midstream Partners, L.P.	55,000	$1,474,550
Ascent CNR Corp., Class A(10)(11)(12)	6,273,462	1,405,255
Holly Energy Partners, L.P.	90,000	2,637,900
Nine Point Energy Holdings, Inc.(10)(11)(12)	27,073	199,799
Seven Generations Energy, Ltd., Class A(10)	165,561	2,362,302
		$8,079,806

Gaming — 0.6%
Caesars Entertainment Corp.(10)	427,989	$4,857,675
Melco Resorts & Entertainment, Ltd. ADR	125,000	3,901,250
New Cotai Participation Corp., Class B(10)(11)(12)	7	37,275
		$8,796,200

Health Care — 0.4%
Acadia Healthcare Co., Inc.(10)	140,000	$4,981,200
NuVasive, Inc.(10)	12,694	675,448
		$5,656,648

Security	Shares	Value

Metals / Mining — 0.2%
Constellium N.V., Class A(10)	275,000	$3,121,250
		$3,121,250

Services — 0.1%
Laureate Education, Inc.(10)	105,828	$1,494,291
		$1,494,291

Technology — 0.4%
CommScope Holding Co., Inc.(10)	135,000	$5,159,700
Worldpay, Inc., Class A(10)	24,000	1,949,280
		$7,108,980

Total Common Stocks (identified cost $37,510,498)		$36,352,483

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(10)(11)(12)	591	$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

Miscellaneous — 1.1%
Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(10)(11)	8,415,190	$0
		$0

Gaming — 1.1%
PGP Investors, LLC, Membership Interests(10)(11)(12)	30,326	$17,861,725
		$17,861,725

Technology — 0.0%
Avaya, Inc., Escrow Certificates(10)(11)	$695,000	$0
		$0

Total Miscellaneous (identified cost $11,105,196)		$17,861,725

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(13)	21,860,581	$21,858,395

Total Short-Term Investments (identified cost $21,857,365)		$21,858,395

Total Investments — 98.5% (identified cost $1,539,163,166)		$1,556,518,719

Other Assets, Less Liabilities — 1.5%		$23,260,830

Net Assets — 100.0%		$1,579,779,549

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $871,635,646 or 55.2% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $4,523,153 or 0.3% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	When-issued security.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(9)	Fixed-rate loan.

(10)	Non-income producing security.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Restricted security (see Note 5).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	519,953	USD	405,121	State Street Bank and Trust Company	7/31/18	$684	$—
EUR	6,016,643	USD	7,336,574	State Street Bank and Trust Company	7/31/18	—	(20,532)
USD	3,955,139	CAD	5,076,223	State Street Bank and Trust Company	7/31/18	—	(6,678)
USD	21,061,524	EUR	17,272,959	State Street Bank and Trust Company	7/31/18	58,168	—
USD	1,244,694	EUR	1,020,760	State Street Bank and Trust Company	7/31/18	3,483	—
USD	2,071,254	EUR	1,703,040	State Street Bank and Trust Company	7/31/18	413	—

						$62,748	$(27,210)

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $1,517,305,801)	$1,534,660,324
Affiliated investment, at value (identified cost, $21,857,365)	21,858,395
Cash	412,769
Interest and dividends receivable	24,775,838
Dividends receivable from affiliated investment	53,034
Receivable for investments sold	5,728,567
Receivable for open forward foreign currency exchange contracts	62,748
Total assets	$1,587,551,675

Liabilities
Payable for investments purchased	$2,701,425
Payable for when-issued securities	4,212,322
Payable for open forward foreign currency exchange contracts	27,210
Payable to affiliates:
Investment adviser fee	590,703
Trustees’ fees	6,044
Accrued expenses	234,422
Total liabilities	$7,772,126
Commitments (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$1,579,779,549

Sources of Net Assets
Investors’ capital	$1,562,403,800
Net unrealized appreciation	17,375,749
Total	$1,579,779,549

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$49,922,480
Dividends	328,669
Dividends from affiliated investment	287,271
Total investment income	$50,538,420

Expenses
Investment adviser fee	$3,672,391
Trustees’ fees and expenses	33,987
Custodian fee	192,387
Legal and accounting services	59,623
Miscellaneous	26,823
Total expenses	$3,985,211

Net investment income	$46,553,209

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,535,663
Investment transactions — affiliated investment	(9,258)
Foreign currency transactions	72,244
Forward foreign currency exchange contracts	(747,062)
Net realized gain	$5,851,587
Change in unrealized appreciation (depreciation) —
Investments	$(53,436,764)
Investments — affiliated investment	1,030
Foreign currency	(15,951)
Forward foreign currency exchange contracts	88,528
Net change in unrealized appreciation (depreciation)	$(53,363,157)

Net realized and unrealized loss	$(47,511,570)

Net decrease in net assets from operations	$(958,361)

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$46,553,209	$101,965,602
Net realized gain	5,851,587	13,599,745
Net change in unrealized appreciation (depreciation)	(53,363,157)	25,160,569
Net increase (decrease) in net assets from operations	$(958,361)	$140,725,916
Capital transactions —
Contributions	$42,184,688	$290,418,740
Withdrawals	(226,345,317)	(542,882,303)
Net decrease in net assets from capital transactions	$(184,160,629)	$(252,463,563)

Net decrease in net assets	$(185,118,990)	$(111,737,647)

Net Assets
At beginning of period	$1,764,898,539	$1,876,636,186
At end of period	$1,579,779,549	$1,764,898,539

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.48%	0.52%	0.52%	0.54%
Net investment income	5.60	%(2)	5.61%	5.61%	5.58%	5.72%	6.34%
Portfolio Turnover	22	%(3)	42%	39%	38%	44%	62%

Total Return	(0.06	)%(3)	8.13%	7.74%	0.82%	6.88%	10.46%

Net assets, end of period (000’s omitted)	$1,579,780		$1,764,899	$1,876,636	$1,288,137	$1,039,764	$1,008,382

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 74.9%, 18.6%, 6.1% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

30

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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High Income Opportunities Portfolio

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Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $3,672,391 or 0.44% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $361,387,101 and $476,300,173, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,536,599,803

Gross unrealized appreciation	$48,804,958
Gross unrealized depreciation	(28,850,504)

Net unrealized appreciation	$19,954,454

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High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2018, the Portfolio owned the following securities (representing 1.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,405,255
HF Holdings, Inc.	10/27/09	13,600	730,450	292,808
New Cotai Participation Corp., Class B	4/12/13	7	216,125	37,275
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	27,073	1,460,655	199,799

Total Common Stocks			$2,407,230	$1,935,137

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$11,105,197	$17,861,725

Total Miscellaneous			$11,105,197	$17,861,725

Total Restricted Securities			$14,103,427	$20,664,432

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $27,210. At April 30, 2018, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative

33

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$62,748	(1)	$(27,210	)(2)

Total Derivatives subject to master netting or similar agreements	$62,748		$(27,210)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$62,748	$(27,210)	$(35,538)	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(27,210)	$27,210	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

34

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(747,062)	$88,528

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $25,545,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,361,754,266	$—	$1,361,754,266
Senior Floating-Rate Loans	—	91,516,948	—	91,516,948
Convertible Bonds	—	26,307,332	—	26,307,332
Common Stocks	34,417,346	—	1,935,137	36,352,483
Convertible Preferred Stocks	—	—	867,570	867,570
Miscellaneous	—	—	17,861,725	17,861,725
Short-Term Investments	—	21,858,395	—	21,858,395

Total Investments	$34,417,346	$1,501,436,941	$20,664,432	$1,556,518,719

Forward Foreign Currency Exchange Contracts	$—	$62,748	$—	$62,748

Total	$34,417,346	$1,501,499,689	$20,664,432	$1,556,581,467

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(27,210)	$—	$(27,210)

Total	$—	$(27,210)	$—	$(27,210)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Commitments

As of April 30, 2018, the Portfolio had a bridge loan commitment to provide temporary financing to a borrower for $14,440,000. At April 30, 2018, the Portfolio maintained sufficient liquid assets to cover its bridge loan commitment.

36

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

High Income Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

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Eaton Vance

High Income Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

39

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.18

Eaton Vance

Multi-Strategy Absolute Return Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Multi-Strategy Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	34

Officers and Trustees	38

Important Notices	39

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, CIPM and Justin H. Bourgette, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/2004	12/07/2004	0.32%	1.07%	0.97%	2.34%
Class A with 4.75% Maximum Sales Charge	—	—	–4.49	–3.68	0.00	1.84
Class C at NAV	12/07/2004	12/07/2004	0.01	0.37	0.24	1.58
Class C with 1% Maximum Sales Charge	—	—	–0.97	–0.61	0.24	1.58
Class I at NAV	10/01/2009	12/07/2004	0.40	1.28	1.24	2.56
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	0.68%	1.17%	0.36%	0.34%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.24%	1.99%	0.99%
Net				1.23	1.98	0.98

Fund Profile4

Allocation to Portfolios and Funds (% of net assets)

Fund Weightings (% of net assets)5

Absolute Return Strategies	49.2%

Calvert Absolute Return Bond Fund	15.5

Global Macro Absolute Return Advantage Portfolio	15.3

Total Return Swaps (Risk Premia)*	7.1

Parametric Emerging Markets Neutral Strategy	3.8

Parametric International Market Neutral Strategy	3.8

Hexavest Global Market Neutral Strategy	3.7

Income Strategies	40.6%

Eaton Vance Floating Rate Portfolio	15.2

U.S. Treasury Inflation-Protected Notes*	7.2

U.S. Treasury Obligations*	6.5

Asset-Backed Securities*	6.2

Collateralized Mortgage Obligations*	2.8

Commercial Mortgage-Backed Securities*	2.0

Corporate Bonds & Notes*	0.7

Other	-20.8%

Gold ETFs*	0.9

Purchased Options*	0.1

Equity Futures*	-9.9

U.S. Treasury Futures*	-11.9

Cash & Cash Equivalents*	16.1%

*	Held in MSAR Completion Portfolio

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios are not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund.

[5]	Economic value is shown for derivative holdings and, thus, total will not add to 100%.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On June 13, 2018, the Board (Board) of Trustees of Eaton Vance Mutual Funds Trust on behalf of its series, Eaton Vance Multi- Strategy Absolute Return Fund (the Multi-Strategy Absolute Return Fund) and Eaton Vance Short Duration Strategic Income Fund (the Strategic Income Fund), approved an Agreement and Plan of Reorganization (the Plan) pursuant to which Multi-Strategy Absolute Return Fund will be reorganized with and into Strategic Income Fund (the Reorganization). The Board has called a special meeting of shareholders to be held on or about October 12, 2018, to consider approving the Plan. The proposed Reorganization is subject to approval by the shareholders of Multi-Strategy Absolute Return Fund.

Effective June 1, 2018, the Fund is managed by Dan R. Strelow and Justin H. Bourgette.

At the close of business on April 5, 2018, Class B shares were merged into Class A shares.

3

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,003.20	$6.41	1.29%
Class C	$1,000.00	$1,000.10	$10.12	2.04%
Class I	$1,000.00	$1,004.00	$5.17	1.04%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.46	1.29%
Class C	$1,000.00	$1,014.70	$10.19	2.04%
Class I	$1,000.00	$1,019.60	$5.21	1.04%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description		Value	% of Net Assets

Eaton Vance Floating Rate Portfolio (identified cost, $14,732,125)		$12,810,060	15.2%
Global Macro Absolute Return Advantage Portfolio (identified cost, $12,313,826)		12,872,093	15.3
MSAR Completion Portfolio (identified cost, $35,753,716)		36,108,447	42.8

Total Investments in Affiliated Portfolios (identified cost $62,799,667)		$61,790,600	73.3%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Calvert Absolute Return Bond Fund, Class I	876,879	$13,074,267	15.5%
Eaton Vance Hexavest Global Equity Fund, Class I	246,303	3,115,732	3.7
Parametric Emerging Markets Fund, Class R6	202,122	3,221,817	3.8
Parametric International Equity Fund, Class R6	230,396	3,211,723	3.8

Total Investments in Affiliated Investment Funds (identified cost $21,413,869)		$22,623,539	26.8%

Total Investments (identified cost $84,213,536)		$84,414,139	100.1%

Other Assets, Less Liabilities		$(89,834)	(0.1)%

Net Assets		$84,324,305	100.0%

5	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Affiliated investments, at value (identified cost, $84,213,536)	$84,414,139
Receivable for Fund shares sold	25,658
Total assets	$84,439,797

Liabilities
Payable for Fund shares redeemed	$44,274
Payable to affiliates:
Distribution and service fees	23,302
Trustees’ fees	43
Accrued expenses	47,873
Total liabilities	$115,492
Net Assets	$84,324,305

Sources of Net Assets
Paid-in capital	$120,942,713
Accumulated distributions in excess of net investment income	(172,162)
Accumulated net realized loss	(36,646,849)
Net unrealized appreciation	200,603
Total	$84,324,305

Class A Shares
Net Assets	$52,148,118
Shares Outstanding	6,052,740
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.62
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.05

Class C Shares
Net Assets	$14,978,081
Shares Outstanding	1,740,669
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.60

Class I Shares
Net Assets	$17,198,106
Shares Outstanding	1,996,887
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.61

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $10,366)	$956,866
Dividends from Affiliated Investment Funds	337,912
Dividends allocated from affiliated Portfolios (net of foreign taxes, $2,713)	118,297
Expenses, excluding interest expense, allocated from affiliated Portfolios	(322,133)
Interest expense allocated from affiliated Portfolios	(3,597)
Total investment income	$1,087,345

Expenses
Distribution and service fees
Class A	$66,802
Class B	1,782
Class C	80,403
Trustees’ fees and expenses	250
Custodian fee	10,537
Transfer and dividend disbursing agent fees	28,977
Legal and accounting services	24,437
Printing and postage	19,170
Registration fees	37,743
Miscellaneous	7,076
Total expenses	$277,177

Net investment income	$810,168

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Capital gains distributions received from Affiliated Investment Funds	$167,474
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (net of foreign capital gains taxes of $2,448)	286,656
Written options	7,620
Securities sold short	236
Futures contracts	28,639
Swap contracts	(810,755)
Forward volatility agreements	(1,270)
Foreign currency transactions	(88,889)
Forward foreign currency exchange contracts	(113,883)
Net realized loss	$(524,172)
Change in unrealized appreciation (depreciation) —
Investments — Affiliated Investment Funds	$(167,353)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease in accrued foreign capital gains taxes of $1,466)	(18,814)
Written options	(10,904)
Securities sold short	(185)
Futures contracts	(3,586)
Swap contracts	302,616
Forward volatility agreements	(583)
Foreign currency	83,787
Forward foreign currency exchange contracts	(224,404)
Net change in unrealized appreciation (depreciation)	$(39,426)

Net realized and unrealized loss	$(563,598)

Net increase in net assets from operations	$246,570

7	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$810,168	$978,951
Net realized loss	(524,172)	(682,987)
Net change in unrealized appreciation (depreciation)	(39,426)	1,231,532
Net increase in net assets from operations	$246,570	$1,527,496
Distributions to shareholders —
From net investment income
Class A	$(890,971)	$(780,947)
Class B	(4,742)	(4,016)
Class C	(208,775)	(101,921)
Class I	(313,964)	(309,944)
Total distributions to shareholders	$(1,418,452)	$(1,196,828)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,880,301	$4,986,927
Class B	695	242
Class C	83,465	491,732
Class I	2,055,662	7,807,812
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	864,065	755,429
Class B	4,216	3,082
Class C	193,692	94,343
Class I	288,621	213,791
Cost of shares redeemed
Class A	(7,521,698)	(27,344,131)
Class B	(9,284)	(307,958)
Class C	(2,602,332)	(5,905,830)
Class I	(4,140,072)	(10,133,967)
Net asset value of shares exchanged
Class A	71,015	481,578
Class B	(71,015)	(481,578)
Net asset value of shares merged(1)
Class A	394,693	—
Class B	(394,693)	—
Net decrease in net assets from Fund share transactions	$(8,902,669)	$(29,338,528)

Net decrease in net assets	$(10,074,551)	$(29,007,860)

Net Assets
At beginning of period	$94,398,856	$123,406,716
At end of period	$84,324,305	$94,398,856

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(172,162)	$436,122

(1)	At the close of business on April 5, 2018, Class B shares were merged into Class A shares.

8	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$8.730		$8.700		$8.540		$8.690		$8.770		$9.090

Income (Loss) From Operations
Net investment income(1)	$0.084		$0.087		$0.064		$0.110		$0.178		$0.164
Net realized and unrealized gain (loss)	(0.056)		0.048		0.204		(0.081)		(0.052)		(0.274)

Total income (loss) from operations	$0.028		$0.135		$0.268		$0.029		$0.126		$(0.110)

Less Distributions
From net investment income	$(0.138)		$(0.105)		$(0.108)		$(0.129)		$(0.205)		$(0.134)
Tax return of capital	—		—		—		(0.050)		(0.001)		(0.076)

Total distributions	$(0.138)		$(0.105)		$(0.108)		$(0.179)		$(0.206)		$(0.210)

Net asset value — End of period	$8.620		$8.730		$8.700		$8.540		$8.690		$8.770

Total Return(2)	0.32	%(3)	1.56%		3.16%		0.32%		1.45%		(1.23)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,148		$57,177		$78,089		$79,016		$104,788		$172,036
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.29	%(6)(7)	1.24	%(8)	1.27	%(8)	1.24	%(8)	1.29	%(8)	1.33	%(8)
Net investment income	1.95	%(7)	0.99%		0.74%		1.27%		2.04%		1.83%
Portfolio Turnover of the Fund(9)	17	%(3)	13%		44%		42%		68%		20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2018.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, less than 0.005%, less than 0.005%, 0.03% and 0.08% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

9	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$8.720		$8.700		$8.530		$8.680		$8.770		$9.090

Income (Loss) From Operations
Net investment income(1)	$0.051		$0.021		$0.000	(2)	$0.044		$0.112		$0.097
Net realized and unrealized gain (loss)	(0.060)		0.044		0.213		(0.080)		(0.062)		(0.275)

Total income (loss) from operations	$(0.009)		$0.065		$0.213		$(0.036)		$0.050		$(0.178)

Less Distributions
From net investment income	$(0.111)		$(0.045)		$(0.043)		$(0.083)		$(0.139)		$(0.091)
Tax return of capital	—		—		—		(0.031)		(0.001)		(0.051)

Total distributions	$(0.111)		$(0.045)		$(0.043)		$(0.114)		$(0.140)		$(0.142)

Net asset value — End of period	$8.600		$8.720		$8.700		$8.530		$8.680		$8.770

Total Return(3)	0.01	%(4)	0.75%		2.50%		(0.44)%		0.58%		(1.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,978		$17,520		$22,790		$28,442		$37,384		$54,181
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.04	%(7)(8)	1.99	%(9)	2.02	%(9)	1.99	%(9)	2.04	%(9)	2.08	%(9)
Net investment income	1.19	%(8)	0.25%		0.00	%(10)	0.51%		1.28%		1.08%
Portfolio Turnover of the Fund(11)	17	%(4)	13%		44%		42%		68%		20%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2018.

(8)	Annualized.

(9)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, less than 0.005%, less than 0.005%, 0.03% and 0.08% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(10)	Amount represents less than 0.005%.

(11)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$8.730		$8.700		$8.530		$8.680		$8.770		$9.090

Income (Loss) From Operations
Net investment income(1)	$0.094		$0.109		$0.089		$0.133		$0.201		$0.188
Net realized and unrealized gain (loss)	(0.060)		0.048		0.210		(0.083)		(0.062)		(0.275)

Total income (loss) from operations	$0.034		$0.157		$0.299		$0.050		$0.139		$(0.087)

Less Distributions
From net investment income	$(0.154)		$(0.127)		$(0.129)		$(0.143)		$(0.228)		$(0.149)
Tax return of capital	—		—		—		(0.057)		(0.001)		(0.084)

Total distributions	$(0.154)		$(0.127)		$(0.129)		$(0.200)		$(0.229)		$(0.233)

Net asset value — End of period	$8.610		$8.730		$8.700		$8.530		$8.680		$8.770

Total Return(2)	0.40	%(3)	1.82%		3.54%		0.57%		1.60%		(0.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,198		$19,227		$21,268		$40,880		$67,365		$277,981
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.04	%(6)(7)	0.99	%(8)	1.01	%(8)	0.99	%(8)	1.05	%(8)	1.08	%(8)
Net investment income	2.19	%(7)	1.26%		1.03%		1.53%		2.30%		2.10%
Portfolio Turnover of the Fund(9)	17	%(3)	13%		44%		42%		68%		20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2018.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, less than 0.005%, less than 0.005%, 0.03% and 0.08% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on April 5, 2018, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in three portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts and in shares of Calvert Absolute Return Bond Fund, Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2018 were as follows: Eaton Vance Floating Rate Portfolio (0.1%), Global Macro Absolute Return Advantage Portfolio (0.2%) and MSAR Completion Portfolio (96.0%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Funds. The financial statements of MSAR Completion Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements and the Affiliated Investment Funds’ financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by MSAR Completion Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.

Additional valuation policies for the other Portfolios are as follows:

Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are

12

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in the Affiliated Investment Funds are valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments in the Affiliated Investment Funds is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Funds are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2018, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to shareholders.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $3,939,467 and deferred capital losses of $26,266,487 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $21,384,563 are short-term and $4,881,924 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$90,131,325

Gross unrealized appreciation	$2,021,196
Gross unrealized depreciation	(7,738,382)

Net unrealized depreciation	$(5,717,186)

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios and Affiliated Investment Funds) and administering the business affairs of the Fund. EVM does not receive a fee for serving as the Fund’s investment adviser and administrator. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2018, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios amounted to $220,699 or 0.50% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $4,557 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $219 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $8,505,386 and none, respectively, for the six months ended April 30, 2018.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

14

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $66,802 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and, prior to the close of business on April 5, 2018, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $1,337 and $60,302 for Class B and Class C shares, respectively.

Pursuant to the Class B (prior to the close of business on April 5, 2018) and Class C Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $445 and $20,101 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on April 5, 2018, on redemptions of Class B shares made within six years of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

7  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	164,741	3,360,618
Global Macro Absolute Return Advantage Portfolio	4,112,368	1,186,930
MSAR Completion Portfolio	2,665,928	21,141,112

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	216,409	572,671
Issued to shareholders electing to receive payments of distributions in Fund shares	99,837	86,775
Redemptions	(865,744)	(3,139,879)
Exchange from Class B shares	8,138	55,276
Merger from Class B shares	45,756	—

Net decrease	(495,604)	(2,425,157)

15

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2018 (Unaudited)(1)	Year Ended October 31, 2017

Sales	80	28
Issued to shareholders electing to receive payments of distributions in Fund shares	487	354
Redemptions	(1,065)	(35,395)
Exchange to Class A shares	(8,148)	(55,322)
Merger to Class A shares	(45,778)	—

Net decrease	(54,424)	(90,335)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	9,632	56,540
Issued to shareholders electing to receive payments of distributions in Fund shares	22,401	10,853
Redemptions	(300,517)	(678,895)

Net decrease	(268,484)	(611,502)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	236,966	897,238
Issued to shareholders electing to receive payments of distributions in Fund shares	33,350	24,552
Redemptions	(476,322)	(1,163,619)

Net decrease	(206,006)	(241,829)

(1)	Offering of Class B shares was discontinued during the six months ended April 30, 2018 (see Note 1).

9  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2018 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Calvert Absolute Return Bond Fund, Class I	332,081	544,798	—	876,879	$13,074,267	$147,513	$40,220	$—	$(154,461)
Eaton Vance Hexavest Global Equity Fund, Class I	232,426	13,877	—	246,303	3,115,732	50,506	127,254	—	(127,731)
Parametric Emerging Markets Fund, Class R6	198,813	3,309	—	202,122	3,221,817	51,711	—	—	102,421
Parametric International Equity Fund, Class R6	223,983	6,413	—	230,396	3,211,723	88,182	—	—	12,418

					$22,623,539	$337,912	$167,474	$—	$(167,353)

16

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2018 and October 31, 2017, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

11  Proposed Plan of Reorganization

In June 2018, the Trustees of Eaton Vance Multi-Strategy Absolute Return Fund (the Fund) approved an Agreement and Plan of Reorganization (the Agreement) whereby the Eaton Vance Short Duration Strategic Income Fund would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares. The proposed reorganization is subject to approval by the shareholders of the Fund.

17

MSAR Completion Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 6.4%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 5.347%, (1 mo. USD LIBOR + 3.45%), 10/25/29(1)	$1,050	$1,152,125
Series 2017-DNA3, Class M2, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	100	103,696
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 6.147%, (1 mo. USD LIBOR + 4.25%), 1/25/29(1)	550	628,206
Series 2017-C03, Class 1M2, 4.897%, (1 mo. USD LIBOR + 3.00%), 10/25/29(1)	500	532,992

Total Collateralized Mortgage Obligations (identified cost $2,269,896)		$2,417,019

Commercial Mortgage-Backed Securities — 4.8%
Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class C, 4.594%, 11/15/47(2)	$400	$394,128
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	476	479,817
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 2.597%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	500	500,817
Motel 6 Trust
Series 2017-MTL6, Class C, 3.297%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	197	197,399
RETL Trust
Series 2018-RVP, Class C, 3.946%, (1 mo. USD LIBOR + 2.05%), 3/15/33(1)(3)	225	226,648

Total Commercial Mortgage-Backed Securities (identified cost $1,791,438)		$1,798,809

Asset-Backed Securities — 14.4%
Security	Principal Amount (000’s omitted)	Value
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	$98	$97,704
Series 2017-2, Class A2A, 1.65%, 9/18/20	87	86,187
BMW Vehicle Lease Trust
Series 2016-2, Class A2, 1.23%, 1/22/19	46	45,670

Security	Principal Amount (000’s omitted)	Value
Conn Funding II L.P.
Series 2017-A, Class B, 5.11%, 2/15/20(3)	$250	$251,629
Series 2017-B, Class A, 2.73%, 7/15/20(3)	92	91,475
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(3)	243	242,030
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(3)	146	146,233
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	100	99,889
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(3)	52	51,787
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	35	34,546
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(3)	236	232,296
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.046%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(3)	370	371,785
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(3)	123	123,209
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A2, 1.15%, 1/15/19	16	16,219
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(3)	750	748,887
Series 2017-2A, Class A2, 2.56%, 10/17/22(3)	100	98,391
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(3)	370	367,522
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(3)	180	180,578
Prosper Marketplace Issuance Trust
Series 2017-1A, Class B, 3.65%, 6/15/23(3)	300	301,211
Series 2017-3A, Class A, 2.36%, 11/15/23(3)	145	144,128
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(3)	500	499,225
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/20	174	174,241
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(3)	321	317,758
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(3)	105	105,005
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(3)	63	62,871
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(3)	488	491,829

18	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
World Omni Auto Receivables Trust
Series 2016-B, Class A2, 1.10%, 1/15/20	$47	$46,785

Total Asset-Backed Securities (identified cost $5,456,236)		$5,429,090

Corporate Bonds & Notes — 1.7%
Security	Principal Amount (000’s omitted)	Value

Utilities — 1.7%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	$653	$641,451

Total Corporate Bonds & Notes (identified cost $653,321)		$641,451

Exchange-Traded Funds — 2.1%
Security	Shares	Value

Commodity Funds — 2.1%
iShares Gold Trust(4)	63,284	$798,644

Total Exchange-Traded Funds (identified cost $755,306)		$798,644

U.S. Treasury Obligations — 32.1%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/27(5)(6)	$6,513	$6,309,570
U.S. Treasury Note, 1.00%, 5/15/18	5,750	5,748,561

Total U.S. Treasury Obligations (identified cost $12,195,143)		$12,058,131

Short-Term Investments — 23.8%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(7)	8,964,168	$8,963,271

Total Short-Term Investments (identified cost $8,963,189)		$8,963,271

Total Purchased Options — 0.3% (identified cost $90,084)		$92,399

Total Investments — 85.6% (identified cost $32,174,613)		$32,198,814

Total Written Options — (0.0)%(8) (premiums received $19,886)		$(14,750)

Other Assets, Less Liabilities — 14.4%		$5,429,437

Net Assets — 100.0%		$37,613,501

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $5,752,713 or 15.3% of the Portfolio’s net assets.

(4)	Non-income producing security.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

(8)	Amount is less than (0.05)%.

19	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Call Options — 0.1%
Exchange-Traded Options — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR Gold Shares	70	$872,130	$129	9/21/18	$16,065
U.S. Long Treasury Bond Futures 6/2018	23	3,308,406	153	5/25/18	359

Total					$16,424

Purchased Put Options — 0.2%

Exchange-Traded Options — 0.2%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	10	$2,648,050	$2,700	5/31/18	$68,100
SPDR Gold Shares	70	872,130	120	9/21/18	7,875

Total					$75,975

Written Put Options — (0.0)%(8)
Exchange-Traded Options — (0.0)%(8)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	10	$2,648,050	$2,550	5/31/18	$(14,750)

Total					$(14,750)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Equity Futures
E-mini S&P 500 Index	14	Short	Jun-18	$(1,852,900)	$11,364
MSCI EAFE Index	41	Short	Jun-18	(4,154,325)	7,486
MSCI Emerging Markets Index	46	Short	Jun-18	(2,650,059)	157,900

Interest Rate Futures
U.S. 5-Year Treasury Note	41	Short	Jun-18	(4,653,820)	25,242
U.S. Ultra 10-Year Treasury Note	54	Short	Jun-18	(6,906,094)	8,777
U.S. Ultra-Long Treasury Bond	7	Long	Jun-18	1,099,875	12,895

					$223,664

20	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Value/Net Unrealized Depreciation
Societe Generale	$4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(1)(2) (pays upon termination)	Pays	0.65% (pays monthly)	10/3/18	$(1,878)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(1)(3) (pays upon termination)	Pays	0.50% (pays monthly)	10/3/18	(796)

							$(2,674)

(1)

Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(2)

Represents a custom index created by Societe Generale. Through the underlying commodity indices, the index follows a long/short, market-neutral investment strategy which tracks a deemed long position and a deemed short position in various commodity indices. The index targets a volatility of 6% and may adjust leverage daily in an attempt to meet this target. The components of the custom index as of April 30, 2018 are as follows:

Description	Number of Contracts	Value	Percentage of Notional Amount

Long Futures Contracts:
Brent Crude Oil August 2018	33	$2,460,783	61.5%
Cocoa September 2018	2	64,076	1.6
Coffee September 2018	3	120,272	3.0
Corn July 2018	37	740,402	18.5
Cotton No. 2 December 2018	6	231,666	5.8
Feeder Cattle August 2018	2	182,581	4.6
Hard Red Winter Wheat December 2018	7	197,779	4.9
Lean Hogs August 2018	11	341,723	8.5
Live Cattle August 2018	12	504,818	12.6
LME Copper June 2018	3	462,174	11.6
LME Lead May 2018	1	79,899	2.0
LME Nickel August 2018	1	81,122	2.0
LME Primary Aluminum August 2018	7	389,560	9.7
LME Zinc July 2018	2	133,876	3.3
Low Sulphur Gasoil August 2018	10	657,789	16.4
Natural Gas August 2018	13	363,129	9.1
NY Harbor ULSD December 2018	6	536,906	13.4
RBOB Gasoline August 2018	7	626,635	15.7
Soybean November 2018	10	522,490	13.1
Sugar No. 11 October 2018	17	223,841	5.6
Wheat December 2018	19	511,532	12.8
WTI Crude Oil August 2018	51	3,492,940	87.3

Short Futures Contracts:
Brent Crude Oil July 2018	(33)	$(2,441,390)	(61.0)%
Cocoa July 2018	(2)	(64,037)	(1.6)
Coffee July 2018	(3)	(118,339)	(3.0)

21	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Number of Contracts	Value	Percentage of Notional Amount
Corn July 2018	(37)	$(741,256)	(18.5)%
Cotton No. 2 July 2018	(6)	(246,830)	(6.2)
Feeder Cattle August 2018	(3)	(182,791)	(4.6)
Hard Red Winter Wheat July 2018	(7)	(183,894)	(4.6)
Lean Hogs June 2018	(11)	(327,801)	(8.2)
Live Cattle June 2018	(12)	(513,015)	(12.8)
LME Copper June 2018	(3)	(462,863)	(11.6)
LME Lead June 2018	(1)	(79,846)	(2.0)
LME Nickel June 2018	(1)	(81,005)	(2.0)
LME Primary Aluminum June 2018	(7)	(393,353)	(9.8)
LME Zinc June 2018	(2)	(134,139)	(3.4)
Low Sulphur Gasoil June 2018	(10)	(652,576)	(16.3)
Natural Gas June 2018	(13)	(352,152)	(8.8)
NY Harbor ULSD June 2018	(6)	(531,737)	(13.3)
RBOB Gasoline June 2018	(7)	(622,657)	(15.6)
Soybean July 2018	(10)	(524,970)	(13.1)
Sugar No. 11 July 2018	(17)	(219,613)	(5.5)
Wheat July 2018	(19)	(477,731)	(11.9)
WTI Crude Oil June 2018	(50)	(3,461,479)	(86.5)

(3)

Represents a custom index created by Societe Generale. The index takes hypothetical long positions in the daily variance and hypothetical short positions in the bi-weekly variance of the S&P 500 Index, while capping its maximum exposure to the underlying S&P 500 Index at an absolute value of 200%. The components of the custom index as of April 30, 2018 are as follows:

Description	Number of Units	Value	Percentage of Notional Amount

S&P 500 Index	296	$783,445	35.6%

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

22	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $23,211,424)	$23,235,543
Affiliated investment, at value (identified cost, $8,963,189)	8,963,271
Cash	4,572,439
Deposits for derivatives collateral —
Financial futures contracts	416,432
Swap contracts	210,000
Interest receivable	50,883
Dividends receivable from affiliated investment	9,143
Receivable for variation margin on open financial futures contracts	215,671
Receivable for closed swap contracts	58,587
Total assets	$37,731,969

Liabilities
Written options outstanding, at value (premiums received, $19,886)	$14,750
Payable for open swap contracts	2,674
Payable to affiliates:
Investment adviser fee	19,211
Trustees’ fees	228
Accrued expenses	81,605
Total liabilities	$118,468
Net Assets applicable to investors’ interest in Portfolio	$37,613,501

Sources of Net Assets
Investors’ capital	$37,268,494
Net unrealized appreciation	345,007
Total	$37,613,501

23	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $285)	$298,424
Dividends from affiliated investment	94,219
Total investment income	$392,643

Expenses
Investment adviser fee	$138,090
Trustees’ fees and expenses	1,215
Custodian fee	46,454
Legal and accounting services	39,972
Miscellaneous	5,727
Total expenses	$231,458

Net investment income	$161,185

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$139,673
Investment transactions — affiliated investment	(3,709)
Financial futures contracts	217,521
Swap contracts	(752,303)
Foreign currency transactions	(97,827)
Forward foreign currency exchange contracts	(37,655)
Net realized loss	$(534,300)
Change in unrealized appreciation (depreciation) —
Investments	$11,748
Investments — affiliated investment	1,234
Written options	5,136
Financial futures contracts	(34,757)
Swap contracts	333,795
Foreign currency	94,680
Forward foreign currency exchange contracts	(95,413)
Net change in unrealized appreciation (depreciation)	$316,423

Net realized and unrealized loss	$(217,877)

Net decrease in net assets from operations	$(56,692)

24	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$161,185	$148,540
Net realized loss	(534,300)	(1,386,112)
Net change in unrealized appreciation (depreciation)	316,423	(122,017)
Net decrease in net assets from operations	$(56,692)	$(1,359,589)
Capital transactions —
Contributions	$2,665,928	$3,108,624
Withdrawals	(21,141,113)	(32,015,430)
Net decrease in net assets from capital transactions	$(18,475,185)	$(28,906,806)

Net decrease in net assets	$(18,531,877)	$(30,266,395)

Net Assets
At beginning of period	$56,145,378	$86,411,773
At end of period	$37,613,501	$56,145,378

25	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2018

Consolidated Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.03	%(2)	0.89%	0.94%	0.95%	0.97%	0.91%
Net investment income (loss)	0.72	%(2)	0.21%	(0.24)%	(0.43)%	0.76%	1.40%
Portfolio Turnover	43	%(3)	83%	120%	95%	39%	74%

Total Return	0.39	%(3)	(1.81)%	2.58%	2.29%	1.87%	(2.57)%

Net assets, end of period (000’s omitted)	$37,614		$56,145	$86,412	$91,257	$84,417	$111,123

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

26	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

MSAR Completion Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Multi-Strategy Absolute Return Fund held a 96.0% interest in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2018 were $4,490,651 or 11.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

27

MSAR Completion Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

28

MSAR Completion Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. In addition, BMR also receives an investment adviser fee in an amount equal to 0.55% of the Portfolio’s average daily net assets up to $500 million that are subject to a written put spread and/or call spread strategy and at reduced rates when the Portfolio’s daily net assets are $500 million or more. The Portfolio’s daily net assets that are subject to a written put spread and/or call spread strategy may exceed the Portfolio’s daily net assets on any day. The investment adviser fee is payable monthly. For the six months ended April 30, 2018, the investment adviser fee amounted to $138,090 or 0.615% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio’s options strategy to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

29

MSAR Completion Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$5,238,775	$9,981,363
U.S. Government and Agency Securities	6,385,769	6,352,575

	$11,624,544	$16,333,938

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,579,597

Gross unrealized appreciation	$646,241
Gross unrealized depreciation	(1,152,717)

Net unrealized depreciation	$(506,476)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written options, forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Consolidated Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap contracts and equity index options and futures contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: During the six months ended April 30, 2018, the Portfolio engaged in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates and security prices.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into interest rate futures contracts and options thereon.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a

30

MSAR Completion Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $2,674. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $210,000 at April 30, 2018.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Interest Rate	Total

Unaffiliated investments, at value	$23,940	$68,100	$359	$92,399
Net unrealized appreciation*	—	176,750	46,914	223,664

Total Asset Derivatives	$23,940	$244,850	$47,273	$316,063

Derivatives not subject to master netting or similar agreements	$23,940	$244,850	$47,273	$316,063

	Commodity	Equity Price	Interest Rate	Total

Written options outstanding, at value	$—	$(14,750)	$—	$(14,750)
Payable for open swap contracts	(1,878)	(796)	—	(2,674)

Total Liability Derivatives	$(1,878)	$(15,546)	$—	$(17,424)

Derivatives not subject to master netting or similar agreements	$—	$(14,750)	$—	$(14,750)

Total Liability Derivatives subject to master netting or similar agreements	$(1,878)	$(796)	$—	$(2,674)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

31

MSAR Completion Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2018.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Societe Generale	$(2,674)	$—	$—	$1,878	$(796)

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(19,072)	$25,847	$—	$—
Financial futures contracts	—	(181,795)	—	399,316
Swap contracts	97,532	(849,835)	—	—
Forward foreign currency exchange contracts	—	—	(37,655)	—

Total	$78,460	$(1,005,783)	$(37,655)	$399,316

Change in unrealized appreciation (depreciation) —
Investments	$(7,960)	$30,957	$—	$(20,161)
Written options	—	5,136	—	—
Financial futures contracts	—	(25,475)	—	(9,282)
Swap contracts	145	333,650	—	—
Forward foreign currency exchange contracts	—	—	(95,413)	—

Total	$(7,815)	$344,268	$(95,413)	$(29,443)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$5,099,000	$23,462,000	$3,686,000	$12,150,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average number of purchased options contracts and average number of written options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately 122 contracts and 6 contracts, respectively.

32

MSAR Completion Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$2,417,019	$—	$2,417,019
Commercial Mortgage-Backed Securities	—	1,798,809	—	1,798,809
Asset-Backed Securities	—	5,429,090	—	5,429,090
Corporate Bonds & Notes	—	641,451	—	641,451
Exchange-Traded Funds	798,644	—	—	798,644
U.S. Treasury Obligations	—	12,058,131	—	12,058,131
Short-Term Investments	—	8,963,271	—	8,963,271
Purchased Call Options	16,424	—	—	16,424
Purchased Put Options	75,975	—	—	75,975

Total Investments	$891,043	$31,307,771	$—	$32,198,814

Futures Contracts	$223,664	$—	$—	$223,664

Total	$1,114,707	$31,307,771	$—	$32,422,478

Liability Description

Written Put Options	$(14,750)	$—	$—	$(14,750)
Swap Contracts	—	(2,674)	—	(2,674)

Total	$(14,750)	$(2,674)	$—	$(17,424)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

33

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

34

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Multi Strategy Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the continuation of the investment advisory agreement of MSAR Completion Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Portfolio Associates LLC (“PPA”), an affiliate of EVM, with respect to MSAR Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio and the sub-advisory agreement for the Portfolio (together, the “investment advisory agreements”). EVM, with respect to the Fund, and BMR and PPA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. With respect to the

35

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Portfolio, the Board considered BMR’s responsibilities overseeing PPA, and the abilities and experience of BMR’s and PPA’s investment professionals with respect to investing in stocks and options on indices. In approving the advisory agreements, the Board noted that EVM would be responsible for allocating assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would not receive a fee, or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and lower than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board also considered the performance of the Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that EVM does not receive an advisory fee for direct investments made on behalf of the Fund. The Board also noted that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contracts of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Advisers and their affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

36

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees for the Portfolio and the other underlying Funds, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

37

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Multi-Strategy Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy Absolute Return Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7742    4.30.18

Eaton Vance

Multi-Strategy All Market Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Multi-Strategy All Market Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	28

Officers and Trustees	32

Important Notices	33

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, CIPM and Justin H. Bourgette, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2011	10/31/2011	0.92%	5.66%	3.71%	4.10%
Class A with 4.75% Maximum Sales Charge	—	—	–3.87	0.63	2.71	3.32
Class C at NAV	10/31/2011	10/31/2011	0.45	4.77	2.93	3.30
Class C with 1% Maximum Sales Charge	—	—	–0.54	3.77	2.93	3.30
Class I at NAV	10/31/2011	10/31/2011	1.05	5.94	3.98	4.35
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–1.87%	–0.32%	1.47%	2.07%
MSCI All Country World Index	—	—	3.56	14.16	8.79	10.17
Blended Index	—	—	0.90	6.80	5.22	6.21

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.55%	2.30%	1.30%
Net				1.41	2.16	1.16

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Fund Profile4

Allocation to Portfolios and Funds (% of net assets)

Fund Weightings (% of net assets)5

Absolute Return Strategies	9.8%

Total Return Swaps (Risk Premia)	4.9

Global Macro Absolute Return Advantage Portfolio	4.9

Income Strategies	30.7%

Eaton Vance Floating Rate Portfolio	15.8

Asset-Backed Securities	4.1

U.S. Treasury Inflation-Protected Notes	4.1

Commercial Mortgage-Backed Securities	3.7

Collateralized Mortgage Obligations	3.0

Equity Strategies	48.1%

Eaton Vance Hexavest Global Equity Fund, Class I	16.4

Parametric International Equity Fund, Class R6	6.8

iShares Core S&P 500 ETF	6.0

Parametric Emerging Markets Fund, Class R6	6.0

Eaton Vance International Small-Cap Fund, Class I	5.4

iShares Core S&P Mid-Cap ETF	3.5

iShares MSCI Japan ETF	1.4

WisdomTree Japan Hedged Equity Fund	1.4

iShares MSCI Eurozone ETF	1.2

Other	21.1%

U.S. Treasury Futures	19.4

Gold ETF	1.7

Purchased Options	0.0 *

Cash & Cash Equivalents	17.2%

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index and 50% MSCI All Country World Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and also invests directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund.

[5]	Economic value is shown for derivative holdings and, thus, total will not add to 100%.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 1, 2018, the Fund is managed by Dan R. Strelow and Justin H. Bourgette.

4

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.20	$5.18	**	1.04%
Class C	$1,000.00	$1,004.50	$8.90	**	1.79%
Class I	$1,000.00	$1,010.50	$3.94	**	0.79%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.21	**	1.04%
Class C	$1,000.00	$1,015.90	$8.95	**	1.79%
Class I	$1,000.00	$1,020.90	$3.96	**	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 20.7%
Description		Value
Eaton Vance Floating Rate Portfolio (identified cost, $6,151,924)		$5,740,305
Global Macro Absolute Return Advantage Portfolio (identified cost, $2,189,624)		1,794,719

Total Investments in Affiliated Portfolios (identified cost $8,341,548)		$7,535,024

Investments in Affiliated Investment Funds — 34.6%
Security	Shares	Value

Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	471,842	$5,968,805
Eaton Vance International Small-Cap Fund, Class I	147,039	1,986,503
Parametric Emerging Markets Fund, Class R6	136,377	2,173,842
Parametric International Equity Fund, Class R6	177,446	2,473,595

Total Investments in Affiliated Investment Funds (identified cost $10,844,021)		$12,602,745

Collateralized Mortgage Obligations — 3.0%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class B1, 6.847%, (1 mo. USD LIBOR + 4.95%), 7/25/29(1)	$50	$55,406
Series 2017-DNA2, Class M2, 5.347%, (1 mo. USD LIBOR + 3.45%), 10/25/29(1)	400	438,905
Series 2017-DNA3, Class M2, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	150	155,544
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 6.147%, (1 mo. USD LIBOR + 4.25%), 1/25/29(1)	200	228,438
Series 2017-C03, Class 1M2, 4.897%, (1 mo. USD LIBOR + 3.00%), 10/25/29(1)	200	213,197

Total Collateralized Mortgage Obligations (identified cost $1,027,252)		$1,091,490

Commercial Mortgage-Backed Securities — 3.7%
Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust
Series 2015-CR24, Class D, 3.463%, 8/10/48(2)	$134	$106,666
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.815%, 4/15/47(2)(3)	150	133,198

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust (continued)
Series 2014-C22, Class D, 4.711%, 9/15/47(2)(3)	$150	$124,760
Series 2014-C23, Class D, 4.106%, 9/15/47(2)(3)	100	85,664
Series 2014-C25, Class C, 4.594%, 11/15/47(2)	200	197,064
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.588%, 8/15/46(2)(3)	150	147,185
Series 2014-DSTY, Class B, 3.771%, 6/10/27(3)	150	148,704
Motel 6 Trust
Series 2017-MTL6, Class E, 5.147%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(3)	82	82,500
RETL Trust
Series 2018-RVP, Class C, 3.946%, (1 mo. USD LIBOR + 2.05%), 3/15/33(1)(3)	70	70,513
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.729%, 5/10/45(2)(3)	150	147,743
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.693%, 9/15/58(2)	100	99,484

Total Commercial Mortgage-Backed Securities (identified cost $1,378,967)		$1,343,481

Asset-Backed Securities — 4.1%
Security	Principal Amount (000’s omitted)	Value
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(3)	$150	$150,412
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(3)	64	65,779
Conn Funding II L.P.
Series 2017-A, Class B, 5.11%, 2/15/20(3)	100	100,652
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(3)	106	105,888
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(3)	146	146,233
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	60	60,073
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(3)	86	84,471
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(3)	185	183,761
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(3)	72	72,231
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(3)	200	199,690
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(3)	16	16,047

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Sierra Receivables Funding Co., LLC (continued)
Series 2015-1A, Class B, 3.05%, 3/22/32(3)	$24	$24,190
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(3)	74	74,507
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(3)	70	70,003
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(3)	146	147,549

Total Asset-Backed Securities (identified cost $1,508,712)		$1,501,486

Exchange-Traded Funds — 15.2%
Security	Shares	Value

Commodity Funds
iShares Gold Trust(4)	49,435	$623,870
		$623,870

Equity Funds
iShares Core S&P 500 ETF	8,219	$2,188,802
iShares Core S&P Mid-Cap ETF	6,906	1,291,146
iShares MSCI Eurozone ETF	9,524	422,199
iShares MSCI Japan ETF	8,664	525,385
WisdomTree Japan Hedged Equity Fund	8,768	502,318
		$4,929,850

Total Exchange-Traded Funds (identified cost $5,010,783)		$5,553,720

U.S. Treasury Obligations — 4.1%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/27(5)	$1,527	$1,478,805

Total U.S. Treasury Obligations (identified cost $1,510,592)		$1,478,805

Short-Term Investments — 13.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(6)	4,754,570	$4,754,094

Total Short-Term Investments (identified cost $4,754,089)		$4,754,094

Total Purchased Options — 0.0%(7) (identified cost $18,054)		$10,323

Total Investments — 98.4% (identified cost $34,394,018)		$35,871,168

Other Assets, Less Liabilities — 1.6%		$580,431

Net Assets — 100.0%		$36,451,599

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $2,381,680 or 6.5% of the Fund’s net assets.

(4)	Non-income producing security.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

(7)	Amount is less than 0.05%.

Purchased Call Options — 0.0%(7)
Exchange-Traded Options — 0.0%(7)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR Gold Shares	30	$373,770	$129	9/21/18	$6,885
U.S. Long Treasury Bond Futures 6/2018	4	575,375	152	5/25/18	63

Total					$6,948

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Put Options — 0.0%(7)
Exchange-Traded Options — 0.0%(7)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR Gold Shares	30	$373,770	$120	9/21/18	$3,375

Total					$3,375

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Equity Futures
MSCI Emerging Markets Index	6	Long	Jun-18	$345,660	$(20,594)
STOXX Europe 600 Index	27	Long	Jun-18	619,353	19,141

Interest Rate Futures
U.S. 5-Year Treasury Note	29	Long	Jun-18	3,291,727	(18,169)
U.S. 10-Year Treasury Note	18	Long	Jun-18	2,153,250	(10,997)
U.S. Long Treasury Bond	5	Long	Jun-18	719,219	3,430
U.S. Ultra 10-Year Treasury Note	10	Short	Jun-18	(1,278,906)	1,626
U.S. Ultra-Long Treasury Bond	14	Long	Jun-18	2,199,750	25,790

					$227

STOXX Europe 600 Index:  Represents large, mid and small capitalization companies across 17 countries of the European region.

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Value/Net Unrealized Depreciation

Societe Generale	$1,800	Receives	SGI Smart Market Neutral Commodity 2 Index(1)(2) (pays upon termination)	Pays	0.65% (pays monthly)	10/3/18	$(846)

							$(846)

(1)

Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(2)

Represents a custom index created by Societe Generale. Through the underlying commodity indices, the index follows a long/short, market-neutral investment strategy which tracks a deemed long position and a deemed short position in various commodity indices. The index targets a volatility of 6% and may adjust leverage daily in an attempt to meet this target. The components of the custom index as of April 30, 2018 are as follows:

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Number of Contracts	Value	Percentage of Notional Amount

Long Futures Contracts:
Brent Crude Oil August 2018	15	$1,107,352	61.5%
Cocoa September 2018	1	28,834	1.6
Coffee September 2018	1	54,122	3.0
Corn July 2018	17	333,181	18.5
Cotton No. 2 December 2018	3	104,249	5.8
Feeder Cattle August 2018	1	82,161	4.6
Hard Red Winter Wheat December 2018	3	89,000	4.9
Lean Hogs August 2018	5	153,775	8.5
Live Cattle August 2018	5	227,168	12.6
LME Copper June 2018	1	207,978	11.6
LME Lead May 2018	1	35,955	2.0
LME Nickel August 2018	1	36,505	2.0
LME Primary Aluminum August 2018	3	175,302	9.7
LME Zinc July 2018	1	60,244	3.3
Low Sulphur Gasoil August 2018	5	296,005	16.4
Natural Gas August 2018	6	163,408	9.1
NY Harbor ULSD December 2018	3	241,608	13.4
RBOB Gasoline August 2018	3	281,986	15.7
Soybean November 2018	5	235,121	13.1
Sugar No. 11 October 2018	8	100,729	5.6
Wheat December 2018	8	230,189	12.8
WTI Crude Oil August 2018	23	1,571,823	87.3

Short Futures Contracts:
Brent Crude Oil July 2018	(15)	$(1,098,625)	(61.0)%
Cocoa July 2018	(1)	(28,816)	(1.6)
Coffee July 2018	(1)	(53,253)	(3.0)
Corn July 2018	(17)	(333,565)	(18.5)
Cotton No. 2 July 2018	(3)	(111,073)	(6.2)
Feeder Cattle August 2018	(1)	(82,256)	(4.6)
Hard Red Winter Wheat July 2018	(3)	(82,752)	(4.6)
Lean Hogs June 2018	(5)	(147,510)	(8.2)
Live Cattle June 2018	(5)	(230,857)	(12.8)
LME Copper June 2018	(1)	(208,288)	(11.6)
LME Lead June 2018	(1)	(35,931)	(2.0)
LME Nickel June 2018	(1)	(36,452)	(2.0)
LME Primary Aluminum June 2018	(3)	(177,009)	(9.8)
LME Zinc June 2018	(1)	(60,363)	(3.4)
Low Sulphur Gasoil June 2018	(5)	(293,659)	(16.3)
Natural Gas June 2018	(6)	(158,468)	(8.8)
NY Harbor ULSD June 2018	(3)	(239,282)	(13.3)
RBOB Gasoline June 2018	(3)	(280,196)	(15.6)
Soybean July 2018	(5)	(236,237)	(13.1)
Sugar No. 11 July 2018	(8)	(98,826)	(5.5)
Wheat July 2018	(8)	(214,979)	(11.9)
WTI Crude Oil June 2018	(23)	(1,557,665)	(86.5)

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Affiliated investments, at value (identified cost, $23,939,658)	$24,891,863
Unaffiliated investments, at value (identified cost, $10,454,360)	10,979,305
Cash	1,108,937
Deposits for derivatives collateral —
Financial futures contracts	294,925
Swap contracts	125,000
Interest receivable	11,657
Dividends receivable from affiliated investments	2,513
Receivable for variation margin on open futures contracts	11,948
Receivable for closed swap contracts	20,553
Receivable from affiliate	9,280
Total assets	$37,455,981

Liabilities
Payable for investments purchased	$912,525
Payable for Fund shares redeemed	3,270
Payable for open swap contracts	846
Payable to affiliates:
Investment adviser and administration fee	7,007
Distribution and service fees	5,450
Trustees’ fees	42
Accrued expenses	75,242
Total liabilities	$1,004,382
Net Assets	$36,451,599

Sources of Net Assets
Paid-in capital	$40,055,973
Accumulated distributions in excess of net investment income	(379,826)
Accumulated net realized loss	(4,700,314)
Net unrealized appreciation	1,475,766
Total	$36,451,599

Class A Shares
Net Assets	$21,369,366
Shares Outstanding	1,997,254
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.70
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.23

Class C Shares
Net Assets	$1,149,697
Shares Outstanding	107,917
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.65

Class I Shares
Net Assets	$13,932,536
Shares Outstanding	1,303,676
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.69

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividend income (including $252,545 from Affiliated Investment Funds)	$291,795
Dividends from affiliated investment	13,831
Interest income (net of foreign taxes, $143)	120,194
Dividends allocated from affiliated Portfolios (net of foreign taxes, $381)	5,848
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $1,543)	181,665
Expenses, excluding interest expense, allocated from affiliated Portfolios	(24,865)
Interest expense allocated from affiliated Portfolios	(225)
Total investment income	$588,243

Expenses
Investment adviser and administration fee	$44,393
Distribution and service fees
Class A	28,543
Class C	6,533
Trustees’ fees and expenses	250
Custodian fee	35,933
Transfer and dividend disbursing agent fees	6,556
Legal and accounting services	32,404
Printing and postage	7,261
Registration fees	19,941
Miscellaneous	7,728
Total expenses	$189,542
Deduct —
Allocation of expenses to affiliate	$30,689
Total expense reductions	$30,689

Net expenses	$158,853

Net investment income	$429,390

12	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Statement of Operations (Unaudited) — continued

Realized and Unrealized Gain (Loss)	Six Months Ended April 30, 2018
Net realized gain (loss) —
Investment transactions (including a gain of $307,114 from Affiliated Investment Funds)	$421,379
Investment transactions — affiliated investment	(657)
Futures contracts	(332,100)
Swap contracts	(54,151)
Foreign currency transactions	(6,619)
Forward foreign currency exchange contracts	(16,843)
Capital gains distributions received from Affiliated Investment Funds	347,480
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (net of foreign capital gains taxes of $345)	37,521
Written options	1,186
Securities sold short	38
Futures contracts	(27,053)
Swap contracts	(16,416)
Forward volatility agreements	(202)
Foreign currency transactions	604
Forward foreign currency exchange contracts	(13,857)
Net realized gain	$340,310
Change in unrealized appreciation (depreciation) —
Investments — Affiliated Investment Funds	$(495,703)
Investments — affiliated investment	142
Unaffiliated investments	81,392
Futures contracts	95,388
Swap contracts	(13,007)
Foreign currency	(1,301)
Forward foreign currency exchange contracts	(48,234)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease in accrued foreign capital gains taxes of $206)	10,466
Written options	(1,173)
Securities sold short	(34)
Futures contracts	825
Swap contracts	1,285
Forward volatility agreements	(23)
Foreign currency	(1,228)
Forward foreign currency exchange contracts	(22,051)
Net change in unrealized appreciation (depreciation)	$(393,256)

Net realized and unrealized loss	$(52,946)

Net increase in net assets from operations	$376,444

13	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$429,390	$586,540
Net realized gain	340,310	246,753
Net change in unrealized appreciation (depreciation)	(393,256)	3,326,671
Net increase in net assets from operations	$376,444	$4,159,964
Distributions to shareholders —
From net investment income
Class A	$(492,577)	$(578,717)
Class C	(23,066)	(18,675)
Class I	(306,463)	(267,658)
Total distributions to shareholders	$(822,106)	$(865,050)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$715,850	$3,657,984
Class C	21,446	245,858
Class I	1,816,827	3,600,018
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	492,577	578,356
Class C	22,890	18,561
Class I	209,987	78,812
Cost of shares redeemed
Class A	(5,074,030)	(12,307,138)
Class C	(244,653)	(545,774)
Class I	(789,613)	(3,575,556)
Net decrease in net assets from Fund share transactions	$(2,828,719)	$(8,248,879)

Net decrease in net assets	$(3,274,381)	$(4,953,965)

Net Assets
At beginning of period	$39,725,980	$44,679,945
At end of period	$36,451,599	$39,725,980

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(379,826)	$12,890

14	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$10.830		$10.030		$9.870		$10.090		$10.060		$10.180

Income (Loss) From Operations
Net investment income(1)	$0.120		$0.142		$0.162		$0.210		$0.277		$0.262
Net realized and unrealized gain (loss)	(0.019)		0.860		0.332		(0.133)		0.024		(0.112)

Total income from operations	$0.101		$1.002		$0.494		$0.077		$0.301		$0.150

Less Distributions
From net investment income	$(0.231)		$(0.202)		$(0.163)		$(0.292)		$(0.271)		$(0.248)
From net realized gain	—		—		(0.072)		(0.005)		—		(0.009)
Tax return of capital	—		—		(0.099)		—		—		(0.013)

Total distributions	$(0.231)		$(0.202)		$(0.334)		$(0.297)		$(0.271)		$(0.270)

Net asset value — End of period	$10.700		$10.830		$10.030		$9.870		$10.090		$10.060

Total Return(2)(3)	0.92	%(4)	10.12%		5.26%		0.66%		3.03%		1.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,369		$25,477		$31,341		$38,285		$50,523		$61,372
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)(7)	1.04	%(8)(9)	1.08	%(8)	1.17	%(8)	1.23	%(8)	1.23	%(8)	1.45%
Net investment income	2.24	%(9)	1.37%		1.65%		2.08%		2.75%		2.58%
Portfolio Turnover of the Fund(10)	24	%(4)	55%		49%		71%		100%		46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.16%, 0.14%, 0.20%, 0.18%, 0.23% and 0.11% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.01%, 0.03% and 0.10% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.31%, 0.27%, 0.18%, 0.13% and 0.15% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015 and 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

15	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$10.790		$9.990		$9.830		$10.070		$10.050		$10.170

Income (Loss) From Operations
Net investment income(1)	$0.078		$0.057		$0.087		$0.070		$0.151		$0.160
Net realized and unrealized gain (loss)	(0.028)		0.866		0.336		(0.075)		0.077		(0.075)

Total income (loss) from operations	$0.050		$0.923		$0.423		$(0.005)		$0.228		$0.085

Less Distributions
From net investment income	$(0.190)		$(0.123)		$(0.121)		$(0.230)		$(0.208)		$(0.186)
From net realized gain	—		—		(0.072)		(0.005)		—		(0.009)
Tax return of capital	—		—		(0.070)		—		—		(0.010)

Total distributions	$(0.190)		$(0.123)		$(0.263)		$(0.235)		$(0.208)		$(0.205)

Net asset value — End of period	$10.650		$10.790		$9.990		$9.830		$10.070		$10.050

Total Return(2)(3)	0.45	%(4)	9.33%		4.42%		(0.07)%		2.29%		0.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,150		$1,366		$1,526		$1,590		$506		$88
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)(7)	1.79	%(8)(9)	1.83	%(8)	1.92	%(8)	1.97	%(8)	1.96	%(8)	2.20%
Net investment income	1.45	%(9)	0.56%		0.89%		0.69%		1.50%		1.59%
Portfolio Turnover of the Fund(10)	24	%(4)	55%		49%		71%		100%		46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.16%, 0.14%, 0.20%, 0.18%, 0.23% and 0.11% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.01%, 0.03% and 0.10% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.31%, 0.27%, 0.18%, 0.14% and 0.17% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015 and 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

16	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$10.820		$10.020		$9.860		$10.080		$10.060		$10.170

Income (Loss) From Operations
Net investment income(1)	$0.129		$0.153		$0.236		$0.234		$0.313		$0.260
Net realized and unrealized gain (loss)	(0.014)		0.875		0.284		(0.131)		0.005		(0.076)

Total income from operations	$0.115		$1.028		$0.520		$0.103		$0.318		$0.184

Less Distributions
From net investment income	$(0.245)		$(0.228)		$(0.179)		$(0.318)		$(0.298)		$(0.270)
From net realized gain	—		—		(0.072)		(0.005)		—		(0.009)
Tax return of capital	—		—		(0.109)		—		—		(0.015)

Total distributions	$(0.245)		$(0.228)		$(0.360)		$(0.323)		$(0.298)		$(0.294)

Net asset value — End of period	$10.690		$10.820		$10.020		$9.860		$10.080		$10.060

Total Return(2)(3)	1.05	%(4)	10.41%		5.43%		1.03%		3.20%		1.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,933		$12,883		$11,812		$20,507		$23,300		$24,065
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)(7)	0.79	%(8)(9)	0.83	%(8)	0.92	%(8)	0.98	%(8)	0.98	%(8)	1.21%
Net investment income	2.41	%(9)	1.47%		2.41%		2.31%		3.10%		2.57%
Portfolio Turnover of the Fund(10)	24	%(4)	55%		49%		71%		100%		46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.16% 0.14%, 0.20%, 0.18%, 0.23% and 0.11% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.01%, 0.03% and 0.10% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.31%, 0.27%, 0.18%, 0.13% and 0.15% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015 and 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

17	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy All Market Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing a substantial portion of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts, in shares of Eaton Vance Hexavest Global Equity Fund, Eaton Vance International Small-Cap Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds) and by investing directly in other securities. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2018 were as follows: Eaton Vance Floating Rate Portfolio (0.1%) and Global Macro Absolute Return Advantage Portfolio (less than 0.05%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Funds. A copy of each Portfolio’s financial statements and the Affiliated Investment Funds’ financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2018 were $1,901,660 or 5.2% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from

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Multi-Strategy All Market Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in the Affiliated Investment Funds are valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income on direct investments, including the Affiliated Investment Funds, is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

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Multi-Strategy All Market Fund

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Notes to Consolidated Financial Statements (Unaudited) — continued

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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Multi-Strategy All Market Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

L  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

M  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions quarterly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2018, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to shareholders.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $1,004,408 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $1,004,408 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts and the Fund’s investments in the Subsidiary and the affiliated Portfolios, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,270,165

Gross unrealized appreciation	$2,393,749
Gross unrealized depreciation	(5,524,989)

Net unrealized depreciation	$(3,131,240)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The fee is computed at an annual rate of 0.615% of the Fund’s consolidated average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in other investment companies managed by EVM or its affiliates, the Fund is allocated its share of such investment companies’ investment adviser fees. For the six months ended April 30, 2018, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $21,816 and the adviser and administration fees paid by the Fund on Investable Assets amounted to $44,393. For the six months ended April 30, 2018, the Fund’s investment adviser and administration fee, including the adviser fees allocated from the Portfolios, was 0.35% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only, excluding such expenses as interest, taxes or litigation expenses, and including management fees and other expenses associated with the Fund’s

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Multi-Strategy All Market Fund

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Notes to Consolidated Financial Statements (Unaudited) — continued

investments in Affiliated Investment Funds) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM was allocated $30,689 of the Fund’s operating expenses for the six months ended April 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $1,081 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $189 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$4,580,255	$8,906,231
U.S. Government and Agency Securities	1,995,553	2,399,017

	$6,575,808	$11,305,248

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $28,543 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $4,900 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $1,633 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

7  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$1,067,635	$2,581,747
Global Macro Absolute Return Advantage Portfolio	622,368	659,534

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Multi-Strategy All Market Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	66,041	356,495
Issued to shareholders electing to receive payments of distributions in Fund shares	45,627	56,724
Redemptions	(466,542)	(1,186,359)

Net decrease	(354,874)	(773,140)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,968	23,961
Issued to shareholders electing to receive payments of distributions in Fund shares	2,125	1,843
Redemptions	(22,815)	(52,036)

Net decrease	(18,722)	(26,232)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	166,929	352,272
Issued to shareholders electing to receive payments of distributions in Fund shares	19,500	7,618
Redemptions	(73,347)	(348,250)

Net increase	113,082	11,640

At April 30, 2018, an Eaton Vance collective investment trust and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 30.0% of the value of the outstanding shares of the Fund.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Consolidated Portfolio of Investments. At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk:  The Fund invests in commodities-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk:  During the six months ended April 30, 2018, the Fund entered into equity index futures contracts, options on equity indices and total return swaps on a security, basket of securities or an index to hedge against fluctuations in securities prices and to enhance total return.

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Multi-Strategy All Market Fund

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Notes to Consolidated Financial Statements (Unaudited) — continued

Foreign Exchange Risk:  During the six months ended April 30, 2018, the Fund engaged in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk:  The Fund enters into interest rate futures contracts and options thereon to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $846. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $125,000 at April 30, 2018.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Interest Rate	Total

Unaffiliated investments, at value	$10,260	$—	$63	$10,323
Net unrealized appreciation*	—	19,141	30,846	49,987

Total Asset Derivatives	$10,260	$19,141	$30,909	$60,310

Derivatives not subject to master netting or similar agreements	$10,260	$19,141	$30,909	$60,310

Net unrealized appreciation*	$—	$(20,594)	$(29,166)	$(49,760)
Payable for open swap contracts	(846)	—	—	(846)

Total Liability Derivatives	$(846)	$(20,594)	$(29,166)	$(50,606)

Derivatives not subject to master netting or similar agreements	$—	$(20,594)	$(29,166)	$(49,760)

Total Liability Derivatives subject to master netting or similar agreements	$(846)	$—	$—	$(846)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

24

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund (and Subsidiary) for such liabilities as of April 30, 2018.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Societe Generale	$(846)	$—	$—	$846	$—

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(11,662)	$27,590	$—	$—
Futures contracts	—	(15,327)	—	(316,773)
Swap contracts	42,200	(96,351)	—	—

Forward foreign currency exchange contracts	—	—	(16,843)	—

Total	$30,538	$(84,088)	$(16,843)	$(316,773)
Change in unrealized appreciation (depreciation) —
Unaffiliated investments	$(3,411)	$253	$—	$(4,320)
Futures contracts	—	(21,649)	—	117,037
Swap contracts	64	(13,071)	—	—

Forward foreign currency exchange contracts	—	—	(48,234)	—

Total	$(3,347)	$(34,467)	$(48,234)	$112,717

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$9,174,000	$3,761,000	$1,833,000	$3,372,000

*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average number of purchased options contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately 58 contracts.

25

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

11  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2018 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation

Eaton Vance Hexavest Global Equity Fund, Class I	633,101	34,659	(195,918)	471,842	$5,968,805	$126,150	$317,841	$307,114	$(605,743)
Eaton Vance International Small-Cap Fund, Class I	82,858	64,181	—	147,039	1,986,503	23,588	29,639	—	30,769
Parametric Emerging Markets Fund, Class R6	132,563	3,814	—	136,377	2,173,842	34,891	—	—	69,707
Parametric International Equity Fund, Class R6	172,507	4,939	—	177,446	2,473,595	67,916	—	—	9,564

					$12,602,745	$252,545	$347,480	$307,114	$(495,703)

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$7,535,024	$—	$—	$7,535,024
Investments in Affiliated Investment Funds	12,602,745	—	—	12,602,745
Collateralized Mortgage Obligations	—	1,091,490	—	1,091,490
Commercial Mortgage-Backed Securities	—	1,343,481	—	1,343,481
Asset-Backed Securities	—	1,501,486	—	1,501,486
Exchange-Traded Funds	5,553,720	—	—	5,553,720
U.S. Treasury Obligations	—	1,478,805	—	1,478,805
Short-Term Investments	—	4,754,094	—	4,754,094
Purchased Call Options	6,948	—	—	6,948
Purchased Put Options	3,375	—	—	3,375

Total Investments	$25,701,812	$10,169,356	$—	$35,871,168

Futures Contracts	$30,846	$19,141	$—	$49,987

Total	$25,732,658	$10,188,497	$—	$35,921,155

Liability Description

Futures Contracts	$(49,760)	$—	$—	$(49,760)
Swap Contracts	—	(846)	—	(846)

Total	$(49,760)	$(846)	$—	$(50,606)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Multi-Strategy All Market Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser. The Adviser allocates the assets of the Fund among other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board noted that, under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the

29

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its secondary and blended benchmark indexes for the three-year period. The Board considered the performance of the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also noted that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contracts of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Advisers and their affiliates in connection with their relationships with the Fund and the underlying Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale.

30

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fees for the other underlying Funds, which include breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Multi-Strategy All Market Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy All Market Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783    4.30.18

Parametric Tax-Managed International Equity Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2018

Parametric Tax-Managed International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	35

Officers and Trustees	38

Important Notices	39

Parametric Tax-Managed International Equity Fund

April 30, 2018

Performance1,2

Portfolio Managers Timothy W. Atwill, Ph.D., CFA, Paul Bouchey, CFA and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	04/22/1998	04/22/1998	2.96%	13.95%	5.96%	0.37%
Class C at NAV	04/22/1998	04/22/1998	2.57	13.06	5.16	–0.39
Class C with 1% Maximum Sales Charge	—	—	1.57	12.06	5.16	–0.39
Institutional Class at NAV	09/02/2008	04/22/1998	3.13	14.26	6.24	0.64
MSCI EAFE Index	—	—	3.41%	14.51%	5.89%	2.43%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class After Taxes on Distributions		04/22/1998	04/22/1998	13.55%	5.72%	0.31%
Investor Class After Taxes on Distributions and Sale of Fund Shares		—	—	8.95	5.00	0.51
Class C After Taxes on Distributions		04/22/1998	04/22/1998	11.77	5.00	–0.41
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	7.66	4.29	–0.15
Institutional Class After Taxes on Distributions		09/02/2008	04/22/1998	13.82	5.97	0.56
Institutional Class After Taxes on Distributions and Sale of Fund Shares		—	—	9.20	5.24	0.76

% Total Annual Operating Expense Ratios[3]				Investor Class	Class C	Institutional Class
Gross				1.45%	2.20%	1.20%
Net				1.05	1.80	0.80

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed International Equity Fund

April 30, 2018

Fund Profile4

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Nestle SA	1.1%

Total SA	0.9

Compagnie Financiere Richemont SA, Class A	0.8

Air Liquide SA	0.8

Orange SA	0.7

CSL, Ltd.	0.7

Deutsche Telekom AG	0.7

Unilever NV	0.7

Allianz SE	0.6

KDDI Corp.	0.6

Total	7.6%

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed International Equity Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Institutional Class is linked to Investor Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Tax-Managed International Equity Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,029.60	$5.28	1.05%
Class C	$1,000.00	$1,025.70	$9.04	1.80%
Institutional Class	$1,000.00	$1,031.30	$4.03	0.80%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.60	$5.26	1.05%
Class C	$1,000.00	$1,015.90	$9.00	1.80%
Institutional Class	$1,000.00	$1,020.80	$4.01	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric Tax-Managed International Equity Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $36,163,362)	$40,137,896
Receivable for Fund shares sold	26,495
Receivable from affiliates	18,764
Total assets	$40,183,155

Liabilities
Payable for Fund shares redeemed	$73,468
Payable to affiliates:
Distribution and service fees	10,410
Trustees’ fees	42
Accrued expenses	19,793
Total liabilities	$103,713
Net Assets	$40,079,442

Sources of Net Assets
Paid-in capital	$38,424,656
Accumulated undistributed net investment income	303,817
Accumulated net realized loss from Portfolio	(2,623,565)
Net unrealized appreciation from Portfolio	3,974,534
Total	$40,079,442

Investor Class Shares
Net Assets	$21,607,236
Shares Outstanding	1,900,776
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.37

Class C Shares
Net Assets	$7,270,058
Shares Outstanding	676,146
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.75

Institutional Class Shares
Net Assets	$11,202,148
Shares Outstanding	987,911
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.34

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends allocated from Portfolio (net of foreign taxes, $73,456)	$580,710
Expenses allocated from Portfolio	(143,144)
Total investment income	$437,566

Expenses
Distribution and service fees
Investor Class	$27,143
Class C	38,637
Trustees’ fees and expenses	250
Custodian fee	6,050
Transfer and dividend disbursing agent fees	32,302
Legal and accounting services	12,291
Printing and postage	9,791
Registration fees	31,099
Miscellaneous	5,816
Total expenses	$163,379
Deduct —
Allocation of expenses to affiliates	$78,781
Total expense reductions	$78,781

Net expenses	$84,598

Net investment income	$352,968

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$239,308
Foreign currency transactions	(2,982)
Net realized gain	$236,326
Change in unrealized appreciation (depreciation) —
Investments	$579,509
Foreign currency	4,060
Net change in unrealized appreciation (depreciation)	$583,569

Net realized and unrealized gain	$819,895

Net increase in net assets from operations	$1,172,863

7	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$352,968	$691,981
Net realized gain	236,326	2,460,154
Net change in unrealized appreciation (depreciation)	583,569	3,954,531
Net increase in net assets from operations	$1,172,863	$7,106,666
Distributions to shareholders —
From net investment income
Investor Class	$(519,201)	$(330,968)
Class C	(141,273)	(79,270)
Institutional Class	(288,442)	(137,740)
Total distributions to shareholders	$(948,916)	$(547,978)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$776,728	$2,135,803
Class C	78,977	138,865
Institutional Class	1,540,288	3,552,930
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	485,715	309,048
Class C	127,451	71,736
Institutional Class	235,988	100,035
Cost of shares redeemed
Investor Class	(1,656,222)	(4,030,520)
Class C	(1,024,362)	(1,217,992)
Institutional Class	(950,963)	(1,316,014)
Net decrease in net assets from Fund share transactions	$(386,400)	$(256,109)

Net increase (decrease) in net assets	$(162,453)	$6,302,579

Net Assets
At beginning of period	$40,241,895	$33,939,316
At end of period	$40,079,442	$40,241,895

Accumulated undistributed net investment income included in net assets
At end of period	$303,817	$899,765

8	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2018

Financial Highlights

	Investor Class
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$11.310		$9.460	$9.590	$9.850	$9.970		$8.470

Income (Loss) From Operations
Net investment income(1)	$0.103		$0.204	$0.156	$0.148	$0.205	(2)	$0.157
Net realized and unrealized gain (loss)	0.228		1.810	(0.140)	(0.177)	(0.134)		1.549

Total income (loss) from operations	$0.331		$2.014	$0.016	$(0.029)	$0.071		$1.706

Less Distributions
From net investment income	$(0.271)		$(0.164)	$(0.146)	$(0.231)	$(0.191)		$(0.206)

Total distributions	$(0.271)		$(0.164)	$(0.146)	$(0.231)	$(0.191)		$(0.206)

Net asset value — End of period	$11.370		$11.310	$9.460	$9.590	$9.850		$9.970

Total Return(3)(4)	2.96	%(5)	21.69%	0.21%	(0.27)%	0.71%		20.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,607		$21,885	$19,851	$22,987	$25,504		$29,574
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	1.05	%(8)	1.11%	1.50%	1.50%	1.50%		1.51%
Net investment income	1.82	%(8)	2.00%	1.67%	1.52%	2.02	%(2)	1.72%
Portfolio Turnover of the Portfolio	11	%(5)	26%	14%	11%	53%		30%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.042 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.61%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(4)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.39%, 0.34%, 0.22%, 0.18%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

9	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$10.670		$8.930	$9.060	$9.310	$9.430		$8.010

Income (Loss) From Operations
Net investment income(1)	$0.054		$0.121	$0.080	$0.070	$0.121	(2)	$0.082
Net realized and unrealized gain (loss)	0.218		1.713	(0.135)	(0.164)	(0.116)		1.474

Total income (loss) from operations	$0.272		$1.834	$(0.055)	$(0.094)	$0.005		$1.556

Less Distributions
From net investment income	$(0.192)		$(0.094)	$(0.075)	$(0.156)	$(0.125)		$(0.136)

Total distributions	$(0.192)		$(0.094)	$(0.075)	$(0.156)	$(0.125)		$(0.136)

Net asset value — End of period	$10.750		$10.670	$8.930	$9.060	$9.310		$9.430

Total Return(3)(4)	2.57	%(5)	20.78%	(0.60)%	(1.00)%	0.05%		19.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,270		$8,026	$7,653	$9,092	$10,359		$11,820
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	1.80	%(8)	1.86%	2.25%	2.25%	2.25%		2.26%
Net investment income	1.01	%(8)	1.26%	0.91%	0.76%	1.26	%(2)	0.95%
Portfolio Turnover of the Portfolio	11	%(5)	26%	14%	11%	53%		30%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.040 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.85%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.39%, 0.34%, 0.22%, 0.18%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

10	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2018

Financial Highlights — continued

	Institutional Class
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$11.290		$9.450	$9.580	$9.840	$9.960		$8.460

Income (Loss) From Operations
Net investment income(1)	$0.118		$0.233	$0.179	$0.168	$0.223	(2)	$0.174
Net realized and unrealized gain (loss)	0.230		1.796	(0.137)	(0.169)	(0.128)		1.555

Total income (loss) from operations	$0.348		$2.029	$0.042	$(0.001)	$0.095		$1.729

Less Distributions
From net investment income	$(0.298)		$(0.189)	$(0.172)	$(0.259)	$(0.215)		$(0.229)

Total distributions	$(0.298)		$(0.189)	$(0.172)	$(0.259)	$(0.215)		$(0.229)

Net asset value — End of period	$11.340		$11.290	$9.450	$9.580	$9.840		$9.960

Total Return(3)(4)	3.13	%(5)	21.95%	0.49%	0.01%	0.97%		20.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,202		$10,331	$6,436	$5,914	$5,519		$3,546
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	0.80	%(8)	0.85%	1.25%	1.25%	1.25%		1.26%
Net investment income	2.10	%(8)	2.27%	1.92%	1.73%	2.21	%(2)	1.90%
Portfolio Turnover of the Portfolio	11	%(5)	26%	14%	11%	53%		30%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.036 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.84%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.39%, 0.35%, 0.22%, 0.18%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

11	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (53.2% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest

12

Parametric Tax-Managed International Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $2,471,981 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and Parametric Portfolio Associates LLC (Parametric), the sub-adviser of the Portfolio and a majority-owned subsidiary of Eaton Vance Corp., have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Investor Class, Class C and Institutional Class, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM and Parametric were allocated $78,781 in total of the Fund’s operating expenses for the six months ended April 30, 2018. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $9,152 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $27,143 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $28,978 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $9,659 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

13

Parametric Tax-Managed International Equity Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,227,726 and $2,631,717, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	68,115	211,836
Issued to shareholders electing to receive payments of distributions in Fund shares	43,406	33,776
Redemptions	(146,311)	(409,108)

Net decrease	(34,790)	(163,496)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	7,347	14,238
Issued to shareholders electing to receive payments of distributions in Fund shares	12,012	8,255
Redemptions	(95,385)	(127,333)

Net decrease	(76,026)	(104,840)

Institutional Class	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	136,149	353,164
Issued to shareholders electing to receive payments of distributions in Fund shares	21,165	10,969
Redemptions	(84,237)	(130,565)

Net increase	73,077	233,568

14

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value

Australia — 8.7%
AGL Energy, Ltd.	18,259	$297,575
Altium, Ltd.	6,000	91,118
Alumina, Ltd.	20,000	39,367
Amcor, Ltd.	5,650	58,223
AMP, Ltd.	7,605	23,022
ARB Corp., Ltd.	2,741	42,753
Aristocrat Leisure, Ltd.	8,007	160,625
Asaleo Care, Ltd.	27,800	27,045
Atlassian Corp. PLC, Class A(1)	2,300	128,754
Aurizon Holdings, Ltd.	7,700	25,912
AusNet Services	69,165	89,284
Australian Pharmaceutical Industries, Ltd.	30,804	31,280
Beach Energy, Ltd.	78,606	92,708
Blackmores, Ltd.	519	45,939
BlueScope Steel, Ltd.	3,500	43,013
Boral, Ltd.	11,300	58,153
Brambles, Ltd.	17,422	128,908
Caltex Australia, Ltd.	4,560	106,042
carsales.com, Ltd.	7,072	75,906
Class, Ltd.	12,536	21,673
Cleanaway Waste Management, Ltd.	36,318	43,129
Coca-Cola Amatil, Ltd.	11,103	77,500
Cochlear, Ltd.	850	123,700
Commonwealth Bank of Australia	3,589	193,248
CSL, Ltd.	4,197	537,590
Dexus	10,420	74,102
DuluxGroup, Ltd.	5,657	32,891
Goodman Group	15,078	102,584
GPT Group (The)	11,738	42,563
GrainCorp, Ltd., Class A	7,142	47,523
GWA Group, Ltd.	11,241	32,454
Hansen Technologies, Ltd.	14,633	47,155
Harvey Norman Holdings, Ltd.	17,000	44,812
Incitec Pivot, Ltd.	11,120	31,644
Insurance Australia Group, Ltd.	5,685	33,655
Integrated Research, Ltd.	9,777	28,157
Investa Office Fund	13,624	44,877
InvoCare, Ltd.	2,407	23,524
James Hardie Industries PLC CDI	4,004	70,708
JB Hi-Fi, Ltd.	3,464	66,784
Link Administration Holdings, Ltd.	13,718	85,358
Macquarie Atlas Roads Group	10,339	49,991
Metcash, Ltd.	29,937	80,803
Mirvac Group	41,842	70,218

Security	Shares	Value

Australia (continued)
Monash IVF Group, Ltd.	20,105	$17,689
National Australia Bank, Ltd.	4,515	98,152
Navitas, Ltd.	9,965	31,906
Newcrest Mining, Ltd.	2,354	37,311
Oil Search, Ltd.	19,405	114,161
Orica, Ltd.	4,147	61,787
Qantas Airways, Ltd.	19,011	82,218
REA Group, Ltd.	1,667	100,923
Rio Tinto, Ltd.	2,553	151,940
Scentre Group	37,835	114,357
South32, Ltd.	29,822	82,757
Southern Cross Media Group, Ltd.	63,616	55,085
Spark Infrastructure Group	66,000	116,372
SpeedCast International, Ltd.	16,723	74,276
Star Entertainment Group, Ltd. (The)	9,459	37,432
Stockland	22,834	70,977
Suncorp Group, Ltd.	5,267	55,397
Super Retail Group, Ltd.	4,935	26,681
Sydney Airport	17,791	95,254
Tabcorp Holdings, Ltd.	33,179	109,104
Technology One, Ltd.	10,774	40,020
Telstra Corp., Ltd.	108,271	257,428
Tox Free Solutions, Ltd.	9,194	23,791
Transurban Group	15,294	133,267
Vicinity Centres	33,285	60,944
Washington H. Soul Pattinson & Co., Ltd.	4,310	62,862
Wesfarmers, Ltd.	10,096	332,154
Westpac Banking Corp.	8,556	183,787
WiseTech Global, Ltd.	4,806	36,096
Woodside Petroleum, Ltd.	12,096	293,128
		$6,529,526

Austria — 1.0%
ams AG	546	$45,032
ANDRITZ AG	758	40,744
BUWOG AG	1,234	43,291
CA Immobilien Anlagen AG	1,063	36,860
Erste Group Bank AG	1,664	81,372
EVN AG	2,151	44,039
Lenzing AG	182	21,179
Oesterreichische Post AG	1,473	70,739
OMV AG	1,720	106,528
POLYTEC Holding AG	1,487	26,763
S IMMO AG	1,664	32,916
S&T AG	1,550	39,789
Telekom Austria AG	4,400	41,957

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Austria (continued)
UNIQA Insurance Group AG	2,006	$24,021
Verbund AG	2,690	83,307
Wienerberger AG	1,390	35,025
		$773,562

Belgium — 2.1%
Aedifica SA	624	$56,584
Ageas	1,164	62,265
Anheuser-Busch InBev SA/NV	2,094	208,005
Barco NV	428	55,289
Bekaert SA	1,080	45,365
bpost SA	3,481	76,341
Cofinimmo	694	92,126
Colruyt SA	478	26,898
Econocom Group SA/NV	10,730	69,083
Elia System Operator SA/NV	500	31,589
Euronav SA	2,460	19,849
Groupe Bruxelles Lambert SA	378	43,208
Ion Beam Applications	987	20,126
KBC Group NV	1,043	90,678
Proximus SA	4,820	147,705
Retail Estates NV	566	49,712
Solvay SA	549	76,350
Telenet Group Holding NV(1)	2,260	132,074
UCB SA	2,340	176,235
Umicore SA	1,431	79,590
		$1,559,072

Denmark — 1.9%
Carlsberg A/S, Class B	1,222	$136,658
Chr. Hansen Holding A/S	850	77,052
Coloplast A/S, Class B	493	41,764
Columbus AS	15,544	38,998
Danske Bank A/S	4,227	147,109
Dfds A/S	623	38,787
DSV A/S	969	76,741
ISS A/S	813	28,353
Novo Nordisk A/S, Class B	3,886	182,751
Novozymes A/S, Class B	1,970	92,615
Orsted A/S(2)	3,312	218,047
Pandora A/S	1,843	204,737
Rockwool International A/S	97	29,244
Royal Unibrew A/S	730	48,333
Topdanmark A/S	972	45,713
Vestas Wind Systems A/S	658	42,567
		$1,449,469

Security	Shares	Value

Finland — 2.3%
Amer Sports Oyj	3,072	$93,970
Citycon Oyj	12,000	27,445
DNA Oyj	1,977	46,268
Elisa Oyj	3,299	145,824
Fortum Oyj	8,212	188,899
Huhtamaki Oyj	736	29,937
Kemira Oyj	2,727	36,498
Kesko Oyj, Class B	1,695	99,530
Kone Oyj, Class B	1,663	82,594
Neste Oyj	2,440	205,464
Nokia Oyj	23,544	141,269
Nokian Renkaat Oyj	1,252	50,095
Oriola Oyj, Series B	8,766	29,548
Orion Oyj, Class B	3,775	114,498
Raisio Oyj, Class V	7,000	29,786
Sampo Oyj, Class A	2,829	152,997
Technopolis Oyj	5,251	24,561
Tieto Oyj	956	34,243
UPM-Kymmene Oyj	3,184	113,610
Uponor Oyj	1,630	28,398
Valmet Oyj	1,377	26,103
		$1,701,537

France — 9.2%
Air Liquide SA	4,757	$618,297
Airbus SE	1,329	156,002
Alten SA	634	62,974
Altran Technologies SA	1,910	29,482
Amundi SA(2)	408	34,698
Atos SE	823	111,105
AXA SA	4,600	131,554
BioMerieux	347	27,431
BNP Paribas SA	3,858	297,835
Bouygues SA	672	34,275
CNP Assurances	2,759	70,668
Danone SA	4,217	341,601
Dassault Systemes SE	1,383	179,223
Engie SA	24,589	431,327
Essilor International Cie Generale d’Optique SA	871	118,969
Eutelsat Communications SA	985	21,332
Gecina SA	713	123,599
Getlink	2,197	31,004
Hermes International	176	113,809
ICADE	757	75,226
Iliad SA	301	60,291
Ingenico Group SA	754	65,955

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Kering SA	175	$101,237
L’Oreal SA	1,182	284,613
Lagardere SCA	1,361	38,926
Legrand SA	560	43,575
LVMH Moet Hennessy Louis Vuitton SE	690	240,128
Mercialys SA	2,000	38,273
Nexity SA	1,000	62,530
Orange SA	31,131	565,950
Orpea	620	79,451
Rubis SCA	846	65,824
Safran SA	819	96,061
Sanofi	4,521	357,441
SCOR SE	1,284	52,070
Societe BIC SA	422	43,056
Sodexo SA	251	24,856
SOITEC(1)	430	34,966
Sopra Steria Group	268	57,207
Suez	5,207	75,093
Thales SA	600	76,055
Total SA	11,047	694,323
Ubisoft Entertainment SA(1)	1,067	101,950
Unibail-Rodamco SE	1,203	288,950
Veolia Environnement SA	1,204	28,485
Vinci SA	1,776	177,571
Vivendi SA	5,190	136,869
Wendel SA	200	30,207
Worldline SA(1)(2)	628	31,674
		$6,963,998

Germany — 8.8%
adidas AG	496	$121,902
ADO Properties SA(2)	1,356	74,539
Allianz SE	1,913	452,470
alstria office REIT AG	5,110	76,876
Aurubis AG	569	50,848
BASF SE	3,330	346,465
Bayer AG	3,016	360,471
Bechtle AG	400	33,780
Beiersdorf AG	1,213	137,237
Brenntag AG	492	28,178
Continental AG	340	90,554
Daimler AG	2,800	220,130
Deutsche Boerse AG	570	76,659
Deutsche Lufthansa AG	975	28,339
Deutsche Post AG	3,135	136,073
Deutsche Telekom AG	30,496	533,790

Security	Shares	Value

Germany (continued)
Deutsche Wohnen SE, Bearer Shares	4,814	$227,195
E.ON SE	35,060	383,898
Freenet AG	2,009	63,773
Fresenius Medical Care AG & Co. KGaA	705	71,537
Fresenius SE & Co. KGaA	1,592	121,238
GEA Group AG	1,196	46,696
Gerresheimer AG	366	29,772
Grand City Properties SA	4,854	116,942
Henkel AG & Co. KGaA	1,237	147,257
Henkel AG & Co. KGaA, PFC Shares	2,602	330,674
Hugo Boss AG	356	33,373
Innogy SE(2)	2,800	123,032
KWS Saat SE	85	30,671
LEG Immobilien AG	1,088	125,450
Linde AG	1,079	232,277
MAN SE	432	49,793
Merck KGaA	695	67,895
MTU Aero Engines AG	316	54,355
Muenchener Rueckversicherungs-Gesellschaft AG	660	151,049
ProSiebenSat.1 Media SE	1,883	68,312
RWE AG, PFC Shares	1,810	36,648
SAP SE	3,623	402,535
Scout24 AG(2)	1,500	77,517
Siemens AG	2,194	278,627
Software AG	800	39,327
Symrise AG	358	28,938
Telefonica Deutschland Holding AG(2)	8,948	42,704
TLG Immobilien AG	3,290	94,649
TUI AG	2,680	60,605
Uniper SE	3,875	119,812
United Internet AG	1,400	90,493
Volkswagen AG	330	67,188
Wirecard AG	366	49,520
Zalando SE(1)(2)	820	42,194
		$6,674,257

Hong Kong — 4.4%
AIA Group, Ltd.	15,600	$139,420
ASM Pacific Technology, Ltd.	7,800	106,886
China Regenerative Medicine International, Ltd.(1)	1,025,000	19,561
Chow Sang Sang Holdings International, Ltd.	13,000	28,540
CK Asset Holdings, Ltd.	10,000	86,330
CK Infrastructure Holdings, Ltd.	13,000	102,601
CLP Holdings, Ltd.	23,500	244,026
Esprit Holdings, Ltd.(1)	27,800	9,605
First Pacific Co., Ltd.	106,000	54,279

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)
G-Resources Group, Ltd.(1)	1,212,000	$9,848
Global Cord Blood Corp.(1)	5,000	46,750
Hang Lung Group, Ltd.	6,000	18,123
Hang Seng Bank, Ltd.	5,200	131,716
HC International, Inc.	31,000	20,898
Henderson Land Development Co., Ltd.	6,000	38,043
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	31,614
HKBN, Ltd.	55,000	77,007
HKT Trust and HKT, Ltd.	85,000	111,833
Hong Kong & China Gas Co., Ltd.	77,000	160,887
Hong Kong Exchanges and Clearing, Ltd.	6,400	207,325
Hongkong Land Holdings, Ltd.	13,000	93,954
Hysan Development Co., Ltd.	7,000	40,741
I-CABLE Communications, Ltd.(1)	3,065	65
Jardine Matheson Holdings, Ltd.	2,400	145,329
Jardine Strategic Holdings, Ltd.	3,000	113,536
Johnson Electric Holdings, Ltd.	7,875	27,417
Kerry Properties, Ltd.	10,000	47,805
KuangChi Science, Ltd.(1)	120,000	27,264
Landing International Development, Ltd.(1)	1,920,000	43,535
Li & Fung, Ltd.	80,000	40,234
Link REIT	11,500	101,638
MGM China Holdings, Ltd.	31,200	85,562
MTR Corp., Ltd.	19,000	106,756
New World Development Co., Ltd.	21,000	30,797
NWS Holdings, Ltd.	42,000	82,816
Sands China, Ltd.	10,400	60,106
Shangri-La Asia, Ltd.	22,000	42,815
Shunten International Holdings, Ltd.(1)	128,000	18,078
Sino Land Co., Ltd.	22,000	37,976
SJM Holdings, Ltd.	60,000	60,098
Swire Pacific, Ltd., Class A	4,000	39,525
Techtronic Industries Co., Ltd.	19,000	111,306
Television Broadcasts, Ltd.	14,600	46,334
Town Health International Medical Group, Ltd.(3)	266,000	11,692
Vitasoy International Holdings, Ltd.	38,000	100,772
VTech Holdings, Ltd.	7,100	86,451
Yuan Heng Gas Holdings, Ltd.(1)	280,000	26,751
Yue Yuen Industrial Holdings, Ltd.	10,500	29,757
		$3,304,402

Ireland — 2.2%
Bank of Ireland Group PLC	28,763	$258,044
C&C Group PLC	10,000	37,594
Cairn Homes PLC(1)	18,600	40,331
CRH PLC	6,262	222,372

Security	Shares	Value

Ireland (continued)
DCC PLC	1,409	$135,242
Grafton Group PLC	9,729	100,781
Hibernia REIT PLC	44,450	79,595
ICON PLC(1)	1,512	177,857
Irish Residential Properties REIT PLC	42,500	69,777
Kerry Group PLC, Class A	1,947	198,478
Paddy Power Betfair PLC	1,739	172,093
Smurfit Kappa Group PLC	1,300	55,417
UDG Healthcare PLC	8,000	100,511
		$1,648,092

Israel — 2.1%
Amot Investments, Ltd.	5,499	$27,100
Azrieli Group, Ltd.	1,066	48,761
Bank Hapoalim B.M.	15,152	103,479
Bezeq The Israeli Telecommunication Corp., Ltd.	112,262	141,623
Check Point Software Technologies, Ltd.(1)	925	89,272
Delek Automotive Systems, Ltd.	4,964	35,601
Delta-Galil Industries, Ltd.	2,301	65,827
Elbit Systems, Ltd.	1,014	116,870
Electra, Ltd.	173	43,378
Frutarom Industries, Ltd.	2,095	200,266
Israel Discount Bank, Ltd., Series A(1)	10,120	28,021
Jerusalem Oil Exploration(1)	620	34,812
Kenon Holdings, Ltd.	672	10,433
Melisron, Ltd.	729	29,766
Mizrahi Tefahot Bank, Ltd.	1,469	26,849
Nice, Ltd.(1)	490	46,422
Oil Refineries, Ltd.	139,185	60,226
Orbotech, Ltd.(1)	716	41,829
Paz Oil Co., Ltd.	464	67,976
Reit 1, Ltd.	7,407	29,760
Sella Capital Real Estate, Ltd.	15,640	28,803
Shufersal, Ltd.	14,250	81,575
SodaStream International, Ltd.(1)	500	47,245
Teva Pharmaceutical Industries, Ltd. ADR	10,467	188,197
		$1,594,091

Italy — 4.4%
Amplifon SpA	4,872	$91,013
Ansaldo STS SpA(1)	2,606	38,988
Assicurazioni Generali SpA	4,184	84,429
Atlantia SpA	4,194	138,821
Beni Stabili SpA SIIQ	54,219	51,343
Brembo SpA	2,325	34,253
Buzzi Unicem SpA	3,523	88,951

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
CIR SpA	19,905	$26,167
Davide Campari-Milano SpA	18,866	141,324
De’Longhi SpA	1,200	35,874
Ei Towers SpA	3,089	178,791
Enav SpA(2)	5,849	31,882
Enel SpA	41,440	262,884
ENI SpA	14,674	286,853
EXOR NV	600	44,450
Ferrari NV	868	106,483
Infrastrutture Wireless Italiane SpA(2)	25,801	207,667
International Game Technology PLC	1,216	34,376
Interpump Group SpA	778	24,715
Intesa Sanpaolo SpA	41,731	158,743
Italgas SpA	7,381	47,763
Italmobiliare SpA	1,360	36,911
Leonardo SpA	4,673	53,995
Luxottica Group SpA	1,065	66,441
Mediobanca Banca di Credito Finanziario SpA	2,651	32,123
Moncler SpA	1,030	46,424
Parmalat SpA	9,525	34,731
Poste Italiane SpA(2)	5,564	54,324
Prada SpA	6,900	35,054
Prysmian SpA	1,409	41,420
Recordati SpA	3,982	142,040
Reply SpA	996	62,949
Snam SpA	11,522	55,318
STMicroelectronics NV	15,684	342,368
Tenaris SA	3,146	58,960
Terna Rete Elettrica Nazionale SpA	12,961	77,791
UnipolSai Assicurazioni SpA	10,716	28,799
Yoox Net-A-Porter Group SpA(1)	800	36,604
		$3,322,022

Japan — 13.3%
Activia Properties, Inc.	6	$26,588
Aeon Mall Co., Ltd.	1,800	36,399
Air Water, Inc.	2,000	38,636
Aisin Seiki Co., Ltd.	1,000	54,175
Ajinomoto Co., Inc.	2,100	38,477
ANA Holdings, Inc.	1,100	43,542
Asahi Group Holdings, Ltd.	1,500	75,879
Asahi Intecc Co., Ltd.	1,000	34,881
Asahi Kasei Corp.	6,000	82,501
Astellas Pharma, Inc.	5,600	81,907
Bandai Namco Holdings, Inc.	1,300	43,990
Bridgestone Corp.	900	37,622

Security	Shares	Value

Japan (continued)
Canon, Inc.	3,000	$103,198
Central Japan Railway Co.	200	40,077
Chiba Bank, Ltd. (The)	4,000	32,274
Chugai Pharmaceutical Co., Ltd.	1,500	79,109
Chugoku Electric Power Co., Inc. (The)	4,500	56,297
Citizen Watch Co., Ltd.	4,100	30,548
Concordia Financial Group, Ltd.	11,700	68,021
Credit Saison Co., Ltd.	1,400	25,073
Daicel Corp.	3,400	39,230
Daido Steel Co., Ltd.	700	37,800
Daikin Industries, Ltd.	500	58,408
Daishi Bank, Ltd. (The)	900	40,357
Daito Trust Construction Co., Ltd.	400	66,746
Daiwa House Industry Co., Ltd.	3,100	113,340
Daiwa House REIT Investment Corp.	23	54,834
Daiwa Securities Group, Inc.	7,000	42,942
Denso Corp.	1,000	52,587
Dentsu, Inc.	1,000	47,373
East Japan Railway Co.	600	57,641
Eisai Co., Ltd.	1,500	100,604
FamilyMart UNY Holdings Co., Ltd.	500	48,666
Fancl Corp.	1,100	43,167
FANUC Corp.	300	64,263
Fast Retailing Co., Ltd.	200	87,803
Frontier Real Estate Investment Corp.	8	32,980
FUJIFILM Holdings Corp.	1,000	40,216
Fukuoka Financial Group, Inc.	7,000	37,479
GLP J-REIT	28	30,099
Gunma Bank, Ltd. (The)	5,000	29,181
Hankyu Hanshin Holdings, Inc.	1,000	39,338
Hirose Electric Co., Ltd.	315	44,328
Hisamitsu Pharmaceutical Co., Inc.	400	31,090
Hulic Co., Ltd.	4,000	43,042
Idemitsu Kosan Co., Ltd.	2,600	101,571
Ito En, Ltd.	1,400	55,818
ITOCHU Corp.	3,300	65,995
Iyo Bank, Ltd. (The)	4,600	36,357
Japan Airlines Co., Ltd.	900	35,518
Japan Exchange Group, Inc.	2,100	38,890
Japan Hotel REIT Investment Corp.	63	47,667
Japan Prime Realty Investment Corp.	11	39,895
Japan Real Estate Investment Corp.	6	31,085
Japan Retail Fund Investment Corp.	31	58,119
Japan Tobacco, Inc.	3,200	86,020
JXTG Holdings, Inc.	31,100	202,733
Kajima Corp.	4,000	38,536

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Kakaku.com, Inc.	1,900	$36,222
Kamigumi Co., Ltd.	1,500	33,767
Kansai Electric Power Co., Inc. (The)	8,600	120,329
Kansai Paint Co., Ltd.	1,100	24,717
Kao Corp.	1,200	86,263
KDDI Corp.	16,800	450,972
Kenedix Office Investment Corp.	6	36,806
Keyence Corp.	200	121,956
Kikkoman Corp.	1,700	73,668
Kintetsu Group Holdings Co., Ltd.	800	32,505
Kirin Holdings Co., Ltd.	3,200	89,821
Kuraray Co., Ltd.	2,500	41,635
Kyocera Corp.	1,100	70,282
KYORIN Holdings, Inc.	1,400	27,377
Kyowa Hakko Kirin Co., Ltd.	2,000	43,276
Kyushu Electric Power Co., Inc.	4,800	59,472
Lawson, Inc.	300	19,818
Leopalace21 Corp.	4,200	36,426
Lion Corp.	2,100	45,237
LIXIL Group Corp.	1,500	33,594
M3, Inc.	1,200	45,223
Makita Corp.	1,000	44,805
Marubeni Corp.	7,000	52,567
Maruichi Steel Tube, Ltd.	1,200	40,958
Megmilk Snow Brand Co., Ltd.	1,400	42,148
MEIJI Holdings Co., Ltd.	500	40,100
Miraca Holdings, Inc.	1,300	50,609
Mitsubishi Motors Corp.	6,600	49,116
Mitsui & Co., Ltd.	3,900	70,290
Mizuho Financial Group, Inc.	75,500	136,597
Mori Hills REIT Investment Corp.	25	32,146
MS&AD Insurance Group Holdings, Inc.	1,800	60,653
NEC Corp.	1,500	41,115
NH Foods, Ltd.	1,000	43,687
Nikon Corp.	1,500	26,101
Nintendo Co., Ltd.	300	126,053
Nippon Accommodations Fund, Inc.	8	35,788
Nippon Building Fund, Inc.	7	39,334
Nippon Electric Glass Co., Ltd.	1,000	28,818
Nippon Prologis REIT, Inc.	26	54,797
Nippon Shinyaku Co., Ltd.	600	44,674
Nippon Shokubai Co., Ltd.	600	40,770
Nippon Steel & Sumitomo Metal Corp.	3,000	65,224
Nippon Telegraph & Telephone Corp.	3,400	161,347
Nissan Chemical Industries, Ltd.	900	40,017
Nissan Motor Co., Ltd.	4,100	43,134

Security	Shares	Value

Japan (continued)
Nisshin Seifun Group, Inc.	2,400	$52,443
Nissin Foods Holdings Co., Ltd.	400	29,454
Nitori Holdings Co., Ltd.	400	67,454
Nomura Real Estate Master Fund, Inc.	43	60,108
Nomura Research Institute, Ltd.	1,200	61,806
NTT Data Corp.	2,500	26,942
NTT DoCoMo, Inc.	14,700	379,760
Okinawa Electric Power Co., Inc. (The)	2,090	63,732
Omron Corp.	700	37,779
Ono Pharmaceutical Co., Ltd.	2,500	57,788
Oriental Land Co., Ltd.	700	69,758
ORIX Corp.	3,900	68,401
Orix JREIT, Inc.	34	51,827
Osaka Gas Co., Ltd.	7,600	163,658
Otsuka Holdings Co., Ltd.	1,800	94,109
Rakuten, Inc.	3,000	21,320
Recruit Holdings Co., Ltd.	2,300	53,031
Resona Holdings, Inc.	6,500	36,934
Ricoh Co., Ltd.	4,000	39,085
Rinnai Corp.	600	59,729
San-Ai Oil Co., Ltd.	4,000	62,972
Sekisui House, Ltd.	2,000	36,657
Shimano, Inc.	300	39,891
Shin-Etsu Chemical Co., Ltd.	1,400	140,489
Shionogi & Co., Ltd.	1,100	56,531
Shizuoka Bank, Ltd. (The)	5,000	50,704
Showa Shell Sekiyu K.K.	3,400	48,010
Sompo Holdings, Inc.	1,600	66,992
Sumitomo Corp.	1,600	28,721
Sumitomo Metal Mining Co., Ltd.	1,300	55,458
Sumitomo Mitsui Financial Group, Inc.	2,900	120,867
Suntory Beverage & Food, Ltd.	900	44,289
Suzuki Motor Corp.	1,000	53,748
T&D Holdings, Inc.	2,400	40,762
Taiheiyo Cement Corp.	700	26,432
Taisho Pharmaceutical Holdings Co., Ltd.	600	57,390
Takeda Pharmaceutical Co., Ltd.	2,400	101,064
TEIJIN, Ltd.	1,400	26,321
Terumo Corp.	1,100	62,239
Toho Gas Co., Ltd.	800	24,324
Tohoku Electric Power Co., Inc.	6,300	81,361
Tokio Marine Holdings, Inc.	1,700	80,235
Tokyo Electron, Ltd.	400	76,821
Tokyo Gas Co., Ltd.	3,800	101,974
Tokyu Corp.	2,000	33,573
Toppan Printing Co., Ltd.	4,000	33,449

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Toray Industries, Inc.	6,100	$56,941
Toshiba Corp.(1)	18,000	48,242
Tosoh Corp.	2,500	44,221
Toyo Ink SC Holdings Co., Ltd.	7,000	43,262
Toyo Suisan Kaisha, Ltd.	1,000	39,373
Toyobo Co., Ltd.	1,800	35,063
Toyota Motor Corp.	3,200	209,831
Trend Micro, Inc.	600	35,873
Ube Industries, Ltd.	1,100	33,511
United Urban Investment Corp.	36	55,294
West Japan Railway Co.	400	28,272
Yahoo! Japan Corp.	11,200	46,028
Yakult Honsha Co., Ltd.	600	42,745
Yamato Holdings Co., Ltd.	2,000	51,421
Yamato Kogyo Co., Ltd.	1,000	29,479
Yamazaki Baking Co., Ltd.	2,000	43,795
Yaskawa Electric Corp.	1,000	40,597
Zeon Corp.	3,000	38,743
		$10,060,209

Netherlands — 4.4%
Aalberts Industries NV	1,153	$56,770
ABN AMRO Group NV(2)	1,800	55,820
Accell Group	1,483	34,671
Akzo Nobel NV	2,626	237,806
Altice NV, Class B(1)	2,034	19,409
AMG Advanced Metallurgical Group NV	1,350	63,080
ASM International NV	820	49,232
ASML Holding NV	2,086	397,140
ASR Nederland NV	1,620	76,405
Cimpress NV(1)	241	34,658
Corbion NV	2,072	66,336
Eurocommercial Properties NV	1,255	52,599
Gemalto NV	831	50,045
GrandVision NV(2)	1,280	31,470
IMCD NV	840	51,688
ING Groep NV	16,339	275,320
InterXion Holding NV(1)	1,208	78,544
Koninklijke Ahold Delhaize NV	7,922	191,114
Koninklijke KPN NV	47,300	147,209
Koninklijke Philips NV	7,183	304,029
Koninklijke Vopak NV	1,452	71,606
NN Group NV	1,302	62,398
Philips Lighting NV(2)	769	23,387
QIAGEN NV(1)	2,618	85,639
RELX NV	4,504	95,832

Security	Shares	Value

Netherlands (continued)
Rhi Magnesita NV(1)	859	$50,617
TKH Group NV	800	50,571
TomTom NV(1)	3,382	33,372
Unilever NV	8,558	490,618
Wolters Kluwer NV	2,003	108,382
		$3,345,767

New Zealand — 1.3%
A2 Milk Co., Ltd.(1)	13,902	$118,147
Air New Zealand, Ltd.	10,500	24,093
Auckland International Airport, Ltd.	12,240	54,770
Contact Energy, Ltd.	17,100	64,533
Fisher & Paykel Healthcare Corp., Ltd.	3,630	32,465
Fletcher Building, Ltd.	21,151	93,678
Goodman Property Trust	27,739	26,614
Heartland Bank, Ltd.	35,752	45,002
Kiwi Property Group, Ltd.	28,800	27,695
Mercury NZ, Ltd.	13,643	30,531
Precinct Properties New Zealand, Ltd.	27,851	25,038
Ryman Healthcare, Ltd.	3,670	27,316
SKYCITY Entertainment Group, Ltd.	14,241	40,464
Spark New Zealand, Ltd.	39,648	96,283
Summerset Group Holdings, Ltd.	7,300	35,340
Trade Me, Ltd.	8,490	27,694
Xero, Ltd.(1)	4,286	121,924
Z Energy, Ltd.	13,924	70,871
		$962,458

Norway — 2.3%
Atea ASA	6,274	$93,126
Austevoll Seafood ASA	4,763	57,324
Borregaard ASA	1,881	19,942
DNB ASA	6,391	119,520
Entra ASA(2)	6,540	89,692
Europris ASA(2)	9,810	34,144
Gjensidige Forsikring ASA	1,701	26,924
Golar LNG, Ltd.	1,000	32,150
Kongsberg Automotive ASA(1)	23,898	27,940
Kongsberg Gruppen ASA	3,498	85,637
Marine Harvest ASA	4,027	87,659
Nordic Nanovector ASA(1)	2,000	12,386
Nordic Semiconductor ASA(1)	8,916	56,093
Norsk Hydro ASA	5,972	37,301
Norwegian Air Shuttle ASA(1)	1,329	50,438
Salmar ASA	1,907	88,869
Schibsted ASA, Class B	3,350	90,129

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway (continued)
SpareBank 1 SMN	3,485	$34,885
Statoil ASA	7,438	190,210
Telenor ASA	8,446	186,943
Tomra Systems ASA	4,059	75,299
Veidekke ASA	3,444	41,830
XXL ASA(2)	5,557	48,274
Yara International ASA	2,707	114,177
		$1,700,892

Portugal — 1.1%
Banco Comercial Portugues SA(1)	332,057	$111,157
CTT-Correios de Portugal SA	18,519	68,291
EDP-Energias de Portugal SA	23,100	85,700
Galp Energia SGPS SA, Class B	9,466	181,681
Jeronimo Martins SGPS SA	7,890	138,367
Navigator Co. SA (The)	19,411	113,259
NOS SGPS SA	22,214	132,043
Pharol SGPS SA(1)	43,046	14,153
		$844,651

Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$47,143
BOC Aviation, Ltd.(2)	5,700	33,327
CapitaLand Commercial Trust, Ltd.	20,500	28,007
CapitaLand Mall Trust	15,800	24,951
ComfortDelGro Corp., Ltd.	14,100	23,798
DBS Group Holdings, Ltd.	6,700	154,583
Ezion Holdings, Ltd.(1)	160,000	14,339
First Resources, Ltd.	21,600	27,466
Flex, Ltd.(1)	7,457	96,941
Genting Singapore PLC	146,700	128,526
Hutchison Port Holdings Trust	44,000	14,670
IGG, Inc.	20,000	30,078
Keppel Infrastructure Trust	95,400	38,752
Mapletree Commercial Trust	29,000	35,350
Mapletree Logistics Trust	30,900	29,520
Raffles Medical Group, Ltd.	38,400	33,196
Sheng Siong Group, Ltd.	43,800	33,628
Singapore Airlines, Ltd.	4,000	32,637
Singapore Airport Terminal Services, Ltd.	7,300	30,334
Singapore Exchange, Ltd.	7,000	40,593
Singapore Post, Ltd.	26,100	26,280
Singapore Press Holdings, Ltd.	41,000	83,781
Singapore Technologies Engineering, Ltd.	29,000	75,888
Singapore Telecommunications, Ltd.(4)	13,200	35,102

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications, Ltd.(4)	66,900	$176,957
Suntec Real Estate Investment Trust	27,000	39,687
United Overseas Bank, Ltd.	4,500	101,899
Venture Corp., Ltd.	3,600	56,308
Wilmar International, Ltd.	75,000	183,482
		$1,677,223

Spain — 4.5%
Abertis Infraestructuras SA	3,252	$71,696
Acerinox SA	2,900	40,726
Aena SME SA(2)	425	87,605
Almirall SA	2,800	34,804
Amadeus IT Group SA	4,762	347,435
Axiare Patrimonio SOCIMI SA	2,208	46,808
Banco Bilbao Vizcaya Argentaria SA	14,580	117,982
Banco de Sabadell SA	40,257	78,778
Bankia SA	3,739	16,405
Bankinter SA	3,250	33,966
CaixaBank SA	19,000	92,395
Cellnex Telecom SA(2)	1,600	42,911
Cia de Distribucion Integral Logista Holdings SA	1,300	29,236
Coca-Cola European Partners PLC	5,400	211,680
Ebro Foods SA	3,470	83,679
Enagas SA	2,600	75,571
Endesa SA	1,800	41,976
Ercros SA	10,000	51,048
Gestamp Automocion SA(1)(2)	4,749	38,490
Grifols SA	6,413	179,806
Grifols SA ADR	5,800	117,856
Hispania Activos Inmobiliarios SOCIMI SA	2,750	58,304
Iberdrola SA	29,077	224,647
Industria de Diseno Textil SA	7,411	229,728
Inmobiliaria Colonial Socimi SA	12,069	140,241
Lar Espana Real Estate Socimi SA	5,104	57,874
Neinor Homes SA(1)(2)	1,425	27,587
Prosegur Cash SA(2)	10,000	29,152
Prosegur Cia de Seguridad SA	4,500	34,016
Red Electrica Corp. SA	2,965	61,762
Repsol SA	12,635	241,111
Siemens Gamesa Renewable Energy SA	3,710	63,532
Telefonica SA	29,253	298,102
Tubacex SA(1)	12,500	53,338
Viscofan SA	706	46,787
		$3,407,034

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden — 4.4%
Alfa Laval AB	2,000	$49,477
Arjo AB(1)	4,020	11,909
Assa Abloy AB, Class B	2,883	60,419
Atlas Copco AB, Class B	1,157	41,008
Attendo AB(2)	5,579	56,657
Axfood AB	2,772	51,500
BillerudKorsnas AB	5,767	84,738
BioGaia AB, Class B	921	44,224
Bonava AB, Class B	2,000	24,278
Capio AB(2)	6,000	27,099
Castellum AB	6,400	103,454
Catena Media PLC(1)	3,525	47,385
Com Hem Holding AB	3,895	67,459
Dometic Group AB(2)	3,500	33,499
Elekta AB, Class B	13,663	154,909
Essity Aktiebolag, Class B	7,154	181,462
Fabege AB	9,116	104,961
Getinge AB, Class B	6,248	58,213
Granges AB	4,911	68,698
Hennes & Mauritz AB, Class B	8,337	143,266
Hexpol AB	9,658	99,942
Holmen AB, Class B	1,298	32,005
Hufvudstaden AB, Class A	4,938	72,470
Industrivarden AB, Class C	2,456	51,710
Kindred Group PLC SDR	3,604	46,479
Kungsleden AB	6,500	46,096
Lundin Petroleum AB(1)	4,713	129,923
Modern Times Group MTG AB, Class B	1,265	49,718
Mycronic AB	2,681	30,782
NetEnt AB	6,918	39,462
Nordea Bank AB	10,249	104,239
Securitas AB, Class B	1,900	30,701
Skanska AB, Class B	1,238	24,111
SKF AB, Class B	2,244	45,429
Starbreeze AB(1)	41,388	51,814
Svenska Cellulosa AB SCA, Class B	9,048	100,204
Svenska Handelsbanken AB, Class A	5,337	59,520
Swedbank AB, Class A	4,442	96,495
Swedish Match AB	2,446	109,728
Telefonaktiebolaget LM Ericsson, Class B	27,249	207,732
Telia Co. AB	67,805	333,852
Trelleborg AB, Class B	1,700	39,727
Volvo AB	3,350	56,770
Wihlborgs Fastigheter AB	1,547	35,851
		$3,309,375

Security	Shares	Value

Switzerland — 8.7%
Allreal Holding AG	417	$68,559
ALSO Holding AG	375	46,204
Ascom Holding AG	1,636	32,733
Baloise Holding AG	509	80,679
Banque Cantonale Vaudoise	57	45,426
BKW AG	600	39,106
Burckhardt Compression Holdings AG	140	45,429
Cembra Money Bank AG	670	56,791
Clariant AG	6,883	158,896
Comet Holding AG	338	44,299
Compagnie Financiere Richemont SA, Class A	6,655	632,615
Daetwyler Holding AG, Bearer Shares	260	49,593
DKSH Holding AG	352	28,231
dormakaba Holding AG	30	23,205
Emmi AG	57	45,980
Ems-Chemie Holding AG	178	109,940
Flughafen Zurich AG	187	39,051
Forbo Holding AG	20	27,976
Geberit AG	233	99,429
Georg Fischer AG	32	39,778
Givaudan SA	143	318,325
Helvetia Holding AG	85	50,491
Inficon Holding AG	86	51,491
Intershop Holding AG	78	38,933
Julius Baer Group, Ltd.	1,336	79,289
Komax Holding AG	194	53,326
Kuehne & Nagel International AG	665	103,538
Landis+Gyr Group AG(1)	700	52,612
Mobimo Holding AG(1)	139	35,902
Nestle SA	10,507	813,978
Novartis AG	5,726	440,755
Panalpina Welttransport Holding AG	330	41,768
Pargesa Holding SA, Bearer Shares	850	79,551
Partners Group Holding AG	131	95,547
Roche Holding AG PC	1,904	423,045
Schindler Holding AG	219	43,822
Schindler Holding AG PC	257	53,067
SFS Group AG	327	36,767
SGS SA	46	111,718
Sika AG, Bearer Shares	41	297,505
Sulzer AG	480	55,223
Swatch Group AG (The)	1,526	135,972
Swatch Group AG (The), Bearer Shares	442	212,239
Swiss Life Holding AG	201	70,314
Swiss Prime Site AG	1,677	157,125
Swiss Re AG	2,119	201,876

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Swisscom AG	617	$295,933
Temenos Group AG	1,500	188,742
Valiant Holding AG	270	32,421
Valora Holding AG	105	35,121
VAT Group AG(2)	295	43,507
Zehnder Group AG	691	28,969
Zurich Insurance Group AG	620	198,050
		$6,590,842

United Kingdom — 8.7%
Antofagasta PLC	2,458	$32,841
AstraZeneca PLC	5,156	360,932
Aveva Group PLC	886	26,156
Aviva PLC	5,903	42,889
Babcock International Group PLC	3,446	34,783
BAE Systems PLC	8,600	72,156
Bellway PLC	623	28,388
Berkeley Group Holdings PLC	552	30,903
BHP Billiton PLC	5,162	110,066
Big Yellow Group PLC	2,400	30,366
British American Tobacco PLC	3,257	178,638
Bunzl PLC	1,400	40,595
Cairn Energy PLC(1)	15,590	48,522
Carnival PLC	457	29,703
Cineworld Group PLC	5,166	18,443
Compass Group PLC	5,483	117,625
Cranswick PLC	994	39,676
Croda International PLC	474	28,996
Direct Line Insurance Group PLC	5,000	25,691
easyJet PLC	1,560	34,007
Elementis PLC	6,330	24,656
Essentra PLC	5,799	35,193
Experian PLC	2,631	60,282
Ferguson PLC	728	55,726
Fidessa Group PLC	1,027	55,481
Fresnillo PLC	2,137	37,509
G4S PLC	8,907	31,644
GlaxoSmithKline PLC	12,020	241,087
Grainger PLC	8,331	35,879
Great Portland Estates PLC	4,065	39,170
Halma PLC	4,420	74,163
Hammerson PLC	6,763	50,982
Howden Joinery Group PLC	5,263	34,446
HSBC Holdings PLC	21,196	211,027
Imperial Brands PLC	1,796	64,260
Informa PLC	3,032	30,783

Security	Shares	Value

United Kingdom (continued)
Inmarsat PLC	10,117	$52,267
Intertek Group PLC	543	36,513
John Wood Group PLC	5,609	43,722
Johnson Matthey PLC	1,560	70,503
Just Eat PLC(1)	4,768	50,760
Kcom Group PLC	18,722	25,969
Kingfisher PLC	14,750	61,514
Land Securities Group PLC	6,288	85,361
Legal & General Group PLC	20,937	77,545
Lloyds Banking Group PLC	84,432	74,887
LondonMetric Property PLC	32,609	85,328
Merlin Entertainments PLC(2)	8,625	43,631
Micro Focus International PLC	4,372	75,387
Moneysupermarket.com Group PLC	6,528	26,888
National Grid PLC	28,400	328,586
NCC Group PLC	10,809	29,080
NEPI Rockcastle PLC	4,357	48,017
Next PLC	582	42,042
Paragon Banking Group PLC	4,937	35,395
Pearson PLC	3,036	34,807
Pennon Group PLC	7,712	73,273
Phoenix Group Holdings	2,631	28,421
Playtech PLC	4,633	51,677
QinetiQ Group PLC	8,311	26,273
Randgold Resources, Ltd.	329	26,676
Reckitt Benckiser Group PLC	1,112	87,234
RELX PLC	2,558	54,672
Rentokil Initial PLC	5,526	23,314
Rightmove PLC	860	53,934
Rio Tinto PLC	2,924	159,375
Rolls-Royce Holdings PLC	6,692	77,287
Rolls-Royce Holdings PLC, Class C	475,132	654
Royal Dutch Shell PLC, Class A	7,981	277,669
Royal Dutch Shell PLC, Class B	6,881	245,644
Royal Mail PLC	6,900	55,027
RPC Group PLC	3,999	43,393
RSA Insurance Group PLC	4,203	37,924
Sage Group PLC (The)	11,491	99,945
Segro PLC	8,635	76,625
Severn Trent PLC	3,397	90,455
Shaftesbury PLC	2,131	29,650
Sky PLC	2,246	42,615
Smith & Nephew PLC	3,742	71,663
St. James’s Place PLC	1,932	30,095
Standard Life Aberdeen PLC	5,380	26,914
Stobart Group, Ltd.	10,700	36,024

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
TalkTalk Telecom Group PLC	20,733	$36,571
Tate & Lyle PLC	7,007	55,340
Tritax Big Box REIT PLC	37,589	77,463
Unilever PLC	2,083	116,840
UNITE Group PLC (The)	2,424	27,829
United Utilities Group PLC	9,445	96,314
Victrex PLC	874	31,469
Vodafone Group PLC	146,200	426,642
WH Smith PLC	1,016	27,232
William Hill PLC	6,621	26,631
WPP PLC	4,460	76,534
		$6,567,164

Total Common Stocks (identified cost $65,738,531)		$73,985,643

Rights(1) — 0.0%(5)
Security	Shares	Value
Fletcher Building, Ltd., Exp. 5/11/18	3,272	$3,476

Total Rights (identified cost $0)		$3,476

Warrants(1) — 0.0%
Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23 SGD 0.2763	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(6)	272,472	$272,445

Total Short-Term Investments (identified cost $272,429)		$272,445

Total Investments — 98.4% (identified cost $66,010,960)		$74,261,564

Other Assets, Less Liabilities — 1.6%		$1,212,491

Net Assets — 100.0%		$75,474,055

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $1,716,144 or 2.3% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 7).

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
Euro	38.5%	$29,057,178
Japanese Yen	13.3	10,060,209
British Pound Sterling	9.2	6,966,903
Swiss Franc	8.8	6,635,874
Australian Dollar	8.7	6,522,696
Swedish Krona	4.4	3,309,375
Hong Kong Dollar	4.0	3,003,292
United States Dollar	2.6	1,966,043
Norwegian Krone	2.2	1,668,742
Singapore Dollar	2.0	1,502,207
Danish Krone	1.9	1,449,469
Israeli Shekel	1.6	1,227,548
New Zealand Dollar	1.1	844,011
South African Rand	0.1	48,017
Total Investments	98.4%	$74,261,564

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	10.9%	$8,243,621
Industrials	10.6	7,970,297
Consumer Discretionary	10.3	7,790,490
Consumer Staples	10.0	7,589,102
Health Care	9.3	7,040,941
Information Technology	9.2	6,924,031
Materials	9.2	6,915,969
Real Estate	8.1	6,111,047
Telecommunication Services	7.8	5,925,319
Utilities	6.8	5,118,012
Energy	5.8	4,360,290
Short-Term Investments	0.4	272,445
Total Investments	98.4%	$74,261,564

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

Currency Abbreviations:

SGD	–	Singapore Dollar

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $65,738,531)	$73,989,119
Affiliated investment, at value (identified cost, $272,429)	272,445
Foreign currency, at value (identified cost, $110,522)	109,711
Dividends receivable	234,999
Dividends receivable from affiliated investment	161
Receivable for investments sold	164,733
Tax reclaims receivable	782,884
Total assets	$75,554,052

Liabilities
Payable for investments purchased	$654
Payable to affiliates:
Investment adviser fee	30,967
Trustees’ fees	314
Accrued expenses	48,062
Total liabilities	$79,997
Net Assets applicable to investors’ interest in Portfolio	$75,474,055

Sources of Net Assets
Investors’ capital	$67,233,355
Net unrealized appreciation	8,240,700
Total	$75,474,055

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $137,889)	$1,087,572
Dividends from affiliated investment	1,188
Total investment income	$1,088,760

Expenses
Investment adviser fee	$189,454
Trustees’ fees and expenses	1,795
Custodian fee	39,294
Legal and accounting services	34,667
Miscellaneous	2,607
Total expenses	$267,817

Net investment income	$820,943

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$447,813
Investment transactions — affiliated investment	(71)
Foreign currency transactions	(5,552)
Net realized gain	$442,190
Change in unrealized appreciation (depreciation) —
Investments	$1,080,516
Investments — affiliated investment	16
Foreign currency	7,307
Net change in unrealized appreciation (depreciation)	$1,087,839

Net realized and unrealized gain	$1,530,029

Net increase in net assets from operations	$2,350,972

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$820,943	$1,593,188
Net realized gain	442,190	4,671,614
Net change in unrealized appreciation (depreciation)	1,087,839	7,559,578
Net increase in net assets from operations	$2,350,972	$13,824,380
Capital transactions —
Contributions	$2,017,499	$4,732,173
Withdrawals	(4,574,828)	(8,271,174)
Net decrease in net assets from capital transactions	$(2,557,329)	$(3,539,001)

Net increase (decrease) in net assets	$(206,357)	$10,285,379

Net Assets
At beginning of period	$75,680,412	$65,395,033
At end of period	$75,474,055	$75,680,412

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.71	%(2)	0.68%	0.97%	0.92%	0.92%		0.94%
Net investment income	2.17	%(2)	2.30%	2.19%	2.06%	2.55	%(3)	2.28%
Portfolio Turnover	11	%(4)	26%	14%	11%	53%		30%

Total Return	3.14	%(4)	22.05%	0.74%	0.31%	1.30%		21.20%

Net assets, end of period (000’s omitted)	$75,474		$75,680	$65,395	$71,918	$111,032		$115,036

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 53.2% and 46.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities, for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

31

Tax-Managed International Equity Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $189,454 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,023,017 and $10,035,569, respectively, for the six months ended April 30, 2018.

32

Tax-Managed International Equity Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,401,840

Gross unrealized appreciation	$12,173,108
Gross unrealized depreciation	(4,313,384)

Net unrealized appreciation	$7,859,724

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

Tax-Managed International Equity Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$272,445	$22,249,681		$11,692	$22,533,818
Developed Europe	976,071	48,881,663		—	49,857,734
Developed Middle East	366,543	1,227,548		—	1,594,091

Total Common Stocks	$1,615,059	$72,358,892	**	$11,692	$73,985,643
Rights	$—	$3,476		$—	$3,476
Warrants	—	0		—	0
Short-Term Investments	—	272,445		—	272,445

Total Investments	$1,615,059	$72,634,813		$11,692	$74,261,564

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

34

Parametric Tax-Managed International Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

35

Parametric Tax-Managed International Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

36

Parametric Tax-Managed International Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of clients. The Board also considered certain factors as identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

37

Parametric Tax-Managed International Equity Fund

April 30, 2018

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International

Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.18

Eaton Vance

Short Duration Government Income Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Short Duration Government Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	30

Officers and Trustees	35

Important Notices	36

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Performance1,2

Portfolio Manager Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2002	09/30/2002	1.14%	1.94%	1.26%	2.25%
Class A with 2.25% Maximum Sales Charge	—	—	–1.14	–0.35	0.80	2.02
Class C at NAV	09/30/2002	09/30/2002	0.84	1.33	0.65	1.64
Class C with 1% Maximum Sales Charge	—	—	–0.16	0.34	0.65	1.64
Class I at NAV	05/04/2009	09/30/2002	1.27	2.20	1.51	2.47
ICE BofAML 1–3 Year U.S. Treasury Index	—	—	–0.47%	–0.26%	0.46%	1.19%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.92%	1.53%	0.67%
Net				0.90	1.50	0.65
Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Other, if any, represents any investment type less than 1% of total investments.

The Fund currently invests its assets in the Portfolio. However, the Board of Trustees recently approved the termination of the Portfolio and as a result the Fund plans to withdraw its investment in the Portfolio in the near future and invest its assets directly.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,011.40	$4.54	0.91%
Class C	$1,000.00	$1,008.40	$7.57	1.52%
Class I	$1,000.00	$1,012.70	$3.29	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.56	0.91%
Class C	$1,000.00	$1,017.30	$7.60	1.52%
Class I	$1,000.00	$1,021.50	$3.31	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Short-Term U.S. Government Portfolio, at value (identified cost, $725,955,021)	$718,822,729
Receivable for Fund shares sold	7,959,167
Total assets	$726,781,896

Liabilities
Payable for Fund shares redeemed	$14,462,204
Distributions payable	151,026
Payable to affiliates:
Distribution and service fees	79,318
Trustees’ fees	2,125
Other	25,633
Accrued expenses	49,013
Total liabilities	$14,769,319
Net Assets	$712,012,577

Sources of Net Assets
Paid-in capital	$753,264,430
Accumulated undistributed net investment income	40,534
Accumulated net realized loss from Portfolio	(34,160,095)
Net unrealized depreciation from Portfolio	(7,132,292)
Total	$712,012,577

Class A Shares
Net Assets	$193,737,584
Shares Outstanding	23,490,889
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.25
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$8.44

Class C Shares
Net Assets	$52,346,104
Shares Outstanding	6,338,457
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.26

Class I Shares
Net Assets	$465,928,889
Shares Outstanding	56,555,923
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.24

On sales of $100,000 or more, ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus) the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest income allocated from Portfolio	$9,774,987
Dividends allocated from Portfolio	133,761
Expenses, excluding interest expense, allocated from Portfolio	(1,691,140)
Interest expense allocated from Portfolio	(47,749)
Total investment income from Portfolio	$8,169,859

Expenses
Distribution and service fees
Class A	$236,209
Class C	225,151
Trustees’ fees and expenses	2,333
Custodian fee	8,155
Transfer and dividend disbursing agent fees	166,069
Legal and accounting services	22,338
Printing and postage	25,653
Registration fees	54,038
Miscellaneous	11,079
Total expenses	$751,025

Net investment income	$7,418,834

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(495,520)
Written options	87,500
Financial futures contracts	6,231,637
Net realized gain	$5,823,617
Change in unrealized appreciation (depreciation) —
Investments	$(4,969,636)
Financial futures contracts	(744,795)
Net change in unrealized appreciation (depreciation)	$(5,714,431)

Net realized and unrealized gain	$109,186

Net increase in net assets from operations	$7,528,020

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$7,418,834	$10,179,793
Net realized gain (loss)	5,823,617	(7,131,278)
Net change in unrealized appreciation (depreciation)	(5,714,431)	5,914,536
Net increase in net assets from operations	$7,528,020	$8,963,051
Distributions to shareholders —
From net investment income
Class A	$(2,162,873)	$(3,528,163)
Class B	—	(2,036)
Class C	(447,574)	(1,054,897)
Class I	(4,676,558)	(6,089,502)
Total distributions to shareholders	$(7,287,005)	$(10,674,598)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$70,241,989	$141,801,596
Class B	—	13,867
Class C	6,107,142	14,588,316
Class I	247,752,935	288,197,488
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,976,663	3,166,254
Class B	—	1,602
Class C	416,070	965,267
Class I	4,232,942	5,320,215
Cost of shares redeemed
Class A	(59,604,245)	(119,510,271)
Class B	—	(36,067)
Class C	(11,311,163)	(35,754,230)
Class I	(111,463,424)	(146,635,754)
Net asset value of shares exchanged
Class A	—	46,403
Class B	—	(46,403)
Net asset value of shares merged*
Class A	—	267,345
Class B	—	(267,345)
Net increase in net assets from Fund share transactions	$148,348,909	$152,118,283

Net increase in net assets	$148,589,924	$150,406,736

Net Assets
At beginning of period	$563,422,653	$413,015,917
At end of period	$712,012,577	$563,422,653

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$40,534	$(91,295)

*	At the close of business on April 27, 2017, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$8.250		$8.270	$8.400	$8.570	$8.620		$9.020

Income (Loss) From Operations
Net investment income(1)	$0.095		$0.173	$0.171	$0.175	$0.151		$0.169
Net realized and unrealized gain (loss)	(0.002	)(10)	(0.012)	(0.112)	(0.080)	0.073		(0.290)

Total income (loss) from operations	$0.093		$0.161	$0.059	$0.095	$0.224		$(0.121)

Less Distributions
From net investment income	$(0.093)		$(0.181)	$(0.189)	$(0.265)	$(0.271)		$(0.279)
Tax return of capital	—		—	—	—	(0.003)		—

Total distributions	$(0.093)		$(0.181)	$(0.189)	$(0.265)	$(0.274)		$(0.279)

Net asset value — End of period	$8.250		$8.250	$8.270	$8.400	$8.570		$8.620

Total Return(2)	1.14	%(3)	1.97%	0.72%	1.12%	2.64	%(4)	(1.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$193,738		$181,071	$155,824	$151,875	$128,250		$145,119
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.91	%(7)(8)	0.92%	0.96%	0.99%	1.03	%(4)	0.99	%(4)
Net investment income	2.33	%(7)	2.09%	2.07%	2.07%	1.76%		1.91%
Portfolio Turnover of the Fund(9)	8	%(3)	19%	45%	19%	31%		35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the six months ended April 30, 2018.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) and excludes the investment activity of the Portfolio(s).

(10)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$8.260		$8.280	$8.410	$8.580	$8.630		$9.030

Income (Loss) From Operations
Net investment income(1)	$0.070		$0.124	$0.123	$0.124	$0.100		$0.116
Net realized and unrealized gain (loss)	(0.001	)(10)	(0.012)	(0.113)	(0.079)	0.072		(0.291)

Total income (loss) from operations	$0.069		$0.112	$0.010	$0.045	$0.172		$(0.175)

Less Distributions
From net investment income	$(0.069)		$(0.132)	$(0.140)	$(0.215)	$(0.220)		$(0.225)
Tax return of capital	—		—	—	—	(0.002)		—

Total distributions	$(0.069)		$(0.132)	$(0.140)	$(0.215)	$(0.222)		$(0.225)

Net asset value — End of period	$8.260		$8.260	$8.280	$8.410	$8.580		$8.630

Total Return(2)	0.84	%(3)	1.36%	0.12%	0.52%	2.02	%(4)	(1.96	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,346		$57,129	$77,450	$91,850	$78,972		$93,297
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.52	%(7)(8)	1.53%	1.56%	1.59%	1.63	%(4)	1.59	%(4)
Net investment income	1.72	%(7)	1.49%	1.48%	1.46%	1.16%		1.31%
Portfolio Turnover of the Fund(9)	8	%(3)	19%	45%	19%	31%		35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.02% for the six months ended April 30, 2018.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) and excludes the investment activity of the Portfolio(s).

(10)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$8.240		$8.260	$8.390	$8.560	$8.610		$9.010

Income (Loss) From Operations
Net investment income(1)	$0.106		$0.194	$0.195	$0.192	$0.169		$0.191
Net realized and unrealized gain (loss)	(0.002	)(10)	(0.012)	(0.115)	(0.076)	0.076		(0.289)

Total income (loss) from operations	$0.104		$0.182	$0.080	$0.116	$0.245		$(0.098)

Less Distributions
From net investment income	$(0.104)		$(0.202)	$(0.210)	$(0.286)	$(0.292)		$(0.302)
Tax return of capital	—		—	—	—	(0.003)		—

Total distributions	$(0.104)		$(0.202)	$(0.210)	$(0.286)	$(0.295)		$(0.302)

Net asset value — End of period	$8.240		$8.240	$8.260	$8.390	$8.560		$8.610

Total Return(2)	1.27	%(3)	2.23%	0.97%	1.37%	2.89	%(4)	(1.11	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$465,929		$325,222	$179,408	$254,357	$84,538		$57,710
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.66	%(7)(8)	0.67%	0.71%	0.74%	0.78	%(4)	0.74	%(4)
Net investment income	2.59	%(7)	2.35%	2.36%	2.27%	1.97%		2.16%
Portfolio Turnover of the Fund(9)	8	%(3)	19%	45%	19%	31%		35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the six months ended April 30, 2018.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) and excludes the investment activity of the Portfolio(s).

(10)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing all of its investable assets in interests in Short-Term U.S. Government Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investments in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares.

11

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $28,480,089 and deferred capital losses of $8,347,603 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($16,216,716) and October 31, 2019 ($12,263,373), and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $8,347,603 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolio) and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets, all of which is waived. The fee reduction agreement may not be terminated without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by a majority of the shareholders. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual Fund operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes, or litigation expenses) exceed 0.90%, 1.50% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM reimbursed no operating expenses for the six months ended April 30, 2018. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $10,994 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,350 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $236,209 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $158,930 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $66,221 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately less than $1,000 of CDSCs paid by Class C shareholders.

12

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $196,912,809 and $48,722,860, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	8,523,578	17,127,365
Issued to shareholders electing to receive payments of distributions in Fund shares	240,018	382,622
Redemptions	(7,232,504)	(14,438,653)
Merger from Class B shares	—	32,289
Exchange from Class B shares	—	5,606

Net increase	1,531,092	3,109,229

Class B		Year Ended October 31, 2017(1)

Sales		1,671
Issued to shareholders electing to receive payments of distributions in Fund shares		193
Redemptions		(4,349)
Merger to Class A shares		(32,249)
Exchange to Class A shares		(5,598)

Net decrease		(40,332)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	740,206	1,759,519
Issued to shareholders electing to receive payments of distributions in Fund shares	50,445	116,479
Redemptions	(1,371,541)	(4,311,978)

Net decrease	(580,890)	(2,435,980)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	30,104,312	34,848,344
Issued to shareholders electing to receive payments of distributions in Fund shares	514,517	643,752
Redemptions	(13,548,587)	(17,732,780)

Net increase	17,070,242	17,759,316

(1)	Offering of Class B was discontinued during the year ended October 31, 2017.

13

Short-Term U.S. Government Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 14.0%
Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.003%, (COF + 1.25%), with maturity at 2018(1)	$2		$2,388
2.027%, (COF + 1.25%), with maturity at 2025(1)	142		143,497
2.665%, (COF + 1.92%), with maturity at 2022(1)	8		7,790
2.857%, (COF + 1.25%), with maturity at 2035(1)	1,449		1,491,371
2.933%, (COF + 2.25%), with maturity at 2025(1)	362		373,387
3.146%, (1 yr. CMT + 2.12%), with maturity at 2020(1)	5		5,401
3.193%, (1 yr. CMT + 1.98%), with maturity at 2034(1)	2,815		2,937,892
3.36%, (COF + 1.25%), with maturity at 2032(1)	310		308,653
3.431%, (1 yr. CMT + 2.26%), with maturity at 2035(1)	5,169		5,442,595
3.479%, (1 yr. CMT + 2.23%), with maturity at 2036(1)	2,025		2,130,265
3.534%, (1 yr. CMT + 2.24%), with maturity at 2038(1)	1,927		2,030,254
3.551%, (1 yr. CMT + 2.34%), with maturity at 2036(1)	2,068		2,169,588
3.633%, (1 yr. CMT + 2.28%), with maturity at 2023(1)	346		350,103
3.771%, (COF + 1.25%), with maturity at 2034(1)	105		111,894
3.815%, (COF + 1.25%), with maturity at 2029(1)	88		86,969
4.058%, (COF + 2.28%), with maturity at 2037(1)	1,607		1,682,725
4.192%, (5 yr. CMT + 2.52%), with maturity at 2032(1)	342		348,446
4.41%, (COF + 1.25%), with maturity at 2030(1)	434		460,834
4.50%, with various maturities to 2035	847		879,649
4.672%, (COF + 1.25%), with maturity at 2033(1)	1,763		1,829,744
5.00%, with various maturities to 2018	35		34,703
5.50%, with maturity at 2018	0	(2)	167
6.00%, with maturity at 2029	271		296,939
7.00%, with various maturities to 2035	616		691,989
8.00%, with various maturities to 2025	5		5,354
			$23,822,597
Federal National Mortgage Association:
2.003%, (COF + 1.25%), with maturity at 2033(1)	$323		$326,427
2.027%, (COF + 1.25%), with various maturities to 2037(1)	596		601,224
2.153%, (COF + 1.25%), with maturity at 2038(1)	276		278,111
2.487%, (COF + 1.25%), with maturity at 2020(1)	27		26,712
2.572%, (COF + 1.80%), with maturity at 2029(1)	4		3,937
2.712%, (COF + 1.25%), with maturity at 2036(1)	163		159,433
2.874%, (COF + 2.10%), with maturity at 2030(1)	278		284,038
2.924%, (COF + 2.21%), with maturity at 2030(1)	28		28,653
3.051%, (COF + 2.32%), with maturity at 2021(1)	50		50,696
3.14%, (COF + 1.25%), with maturity at 2034(1)	1,322		1,367,005
3.173%, (COF + 1.25%), with maturity at 2036(1)	431		427,963
3.238%, (1 yr. CMT + 2.12%), with maturity at 2033(1)	572		600,838
3.375%, (1 yr. CMT + 2.14%), with maturity at 2037(1)	1,670		1,746,391
3.419%, (1 yr. CMT + 2.25%), with maturity at 2033(1)	4,430		4,641,090
3.474%, (1 yr. CMT + 2.18%), with maturity at 2036(1)	517		543,915
3.475%, (1 yr. CMT + 2.15%), with maturity at 2040(1)	580		603,888

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
3.51%, (1 yr. CMT + 2.20%), with maturity at 2039(1)	$3,146	$3,312,179
3.533%, (COF + 1.25%), with maturity at 2034(1)	2,066	2,164,212
3.565%, (1 yr. CMT + 2.14%), with maturity at 2031(1)	1,321	1,349,954
3.59%, (COF + 2.35%), with maturity at 2026(1)	527	550,663
3.69%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	1,482	1,556,531
3.707%, (COF + 1.25%), with maturity at 2035(1)	667	697,018
3.73%, (1 yr. CMT + 2.44%), with maturity at 2038(1)	916	965,536
3.732%, (COF + 1.79%), with maturity at 2036(1)	1,166	1,237,581
3.787%, (COF + 1.78%), with maturity at 2035(1)	572	607,576
3.817%, (COF + 1.25%), with maturity at 2036(1)	108	109,598
3.927%, (COF + 1.25%), with maturity at 2034(1)	1,268	1,322,842
3.975%, (1 yr. CMT + 2.48%), with maturity at 2019(1)	66	65,663
3.994%, (COF + 1.74%), with maturity at 2035(1)	895	929,874
4.013%, (COF + 1.84%), with maturity at 2021(1)	60	61,057
4.107%, (COF + 1.25%), with maturity at 2033(1)	494	515,304
4.169%, (COF + 1.81%), with maturity at 2034(1)	463	491,810
4.175%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	804	841,459
4.176%, (COF + 1.85%), with maturity at 2021(1)	108	109,709
4.665%, (COF + 1.49%), with maturity at 2029(1)	717	762,324
4.741%, (COF + 1.87%), with maturity at 2034(1)	692	720,938
4.90%, (COF + 1.73%), with maturity at 2034(1)	357	379,422
5.00%, with various maturities to 2019	109	110,082
6.00%, with various maturities to 2031	429	466,072
6.322%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(1)	170	182,988
7.00%, with maturity at 2035	2,873	3,238,642
8.00%, with maturity at 2034	536	600,644
		$35,039,999
Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$362	$367,473
4.50%, with maturity at 2047	11,464	11,883,473
5.00%, with various maturities to 2048	28,008	29,489,275
8.25%, with maturity at 2020	17	16,967
		$41,757,188

Total Mortgage Pass-Throughs (identified cost $100,368,576)		$100,619,784

14	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 81.2%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.466%, (COF + 0.65%), 10/15/22(3)	$16	$15,708
Series 2135, Class JZ, 6.00%, 3/15/29	885	960,206
Series 3866, Class DF, 3.347%, (1 mo. USD LIBOR + 1.45%), 5/15/41(3)	2,325	2,397,703
Series 4177, Class MP, 2.50%, 3/15/43	742	677,218
Series 4180, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 1/15/43(3)	5,939	5,957,637
Series 4204, Class AF, 2.887%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	2,855	2,860,331
Series 4223, Class NF, 2.837%, (1 mo. USD LIBOR + 0.95%), 7/15/43(3)	7,318	7,425,983
Series 4299, Class JG, 2.50%, 7/15/43	5,401	5,269,706
Series 4337, Class YT, 3.50%, 4/15/49	2,684	2,640,670
Series 4385, Class SC, 4.931%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(4)	110	87,067
Series 4389, Class CA, 3.00%, 9/15/44	6,658	6,477,810
Series 4407, Class LN, 4.924%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(4)	78	68,998
Series 4448, Class AF, 2.887%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	12,018	12,154,458
Series 4495, Class JA, 3.50%, 5/15/45	2,586	2,557,071
Series 4584, Class PM, 3.00%, 5/15/46	2,836	2,820,238
Series 4594, Class FM, 2.887%, (1 mo. USD LIBOR + 1.00%), 6/15/46(3)	1,763	1,779,034
Series 4608, Class TV, 3.50%, 1/15/55	2,678	2,614,644
Series 4619, Class KF, 2.637%, (1 mo. USD LIBOR + 0.75%), 6/15/39(3)	2,019	2,011,346
Series 4631, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 10/15/46(3)	2,098	2,129,038
Series 4637, Class QF, 2.887%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	13,802	13,909,761
Series 4639, Class KF, 3.187%, (1 mo. USD LIBOR + 1.30%), 12/15/44(3)	11,791	12,001,357
Series 4645, Class CF, 2.887%, (1 mo. USD LIBOR + 1.00%), 3/15/44(3)	12,518	12,730,092
Series 4648, Class WF, 2.887%, (1 mo. USD LIBOR + 1.00%), 1/15/47(3)	1,395	1,415,927
Series 4678, Class PC, 3.00%, 1/15/46	8,447	8,354,277
Series 4681, Class JZ, 2.50%, 5/15/47	1,223	1,133,932
Series 4681, Class MF, 2.887%, (1 mo. USD LIBOR + 1.00%), 5/15/47(3)	2,424	2,441,532
Series 4700, Class UF, 2.887%, (1 mo. USD LIBOR + 1.00%), 4/15/47(3)	7,270	7,333,048
Series 4703, Class TZ, 4.00%, 7/15/47	346	336,485
Series 4717, Class PF, 2.897%, (1 mo. USD LIBOR + 1.00%), 8/15/47(3)	12,631	12,655,898

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4731, Class FQ, 2.887%, (1 mo. USD LIBOR + 1.00%), 11/15/47(3)	$3,534	$3,552,075
Series 4735, Class F, 2.887%, (1 mo. USD LIBOR + 1.00%), 12/15/47(3)	9,452	9,491,505
Series 4746, Class CZ, 4.00%, 11/15/47	2,243	2,192,737
Series 4749, Class HF, 2.887%, (1 mo. USD LIBOR + 1.00%), 1/15/48(3)	8,949	8,978,557
Series 4751, Class ZC, 4.00%, 11/15/47	1,831	1,798,982
Series 4754, Class FJ, 2.887%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	9,771	9,836,293
Series 4754, Class FK, 2.887%, (1 mo. USD LIBOR + 1.00%), 1/15/54(3)	16,202	16,277,345
Series 4767, Class FK, 2.887%, (1 mo. USD LIBOR + 1.00%), 3/15/48(3)	14,445	14,487,130
Series 4767, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 3/15/48(3)	4,775	4,788,561
Series 4768, Class JF, 2.887%, (1 mo. USD LIBOR + 1.00%), 2/15/48(3)	4,875	4,895,176
Series 4774, Class MH, 4.50%, 12/15/42	19,750	20,494,623
Series 4774, Class QD, 4.50%, 1/15/43	9,888	10,257,308
Series 4775, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 2/15/48(3)	5,116	5,118,937
Series 4776, Class C, 4.50%, 3/15/43	19,938	20,691,958
Series 4777, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 4/15/48(3)	11,597	11,598,014
Interest Only:(5)
Series 3030, Class SL, 4.203%, (6.10% - 1 mo. USD LIBOR), 9/15/35(4)	2,900	416,613
Series 3114, Class TS, 4.753%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	6,958	778,363
Series 3339, Class JI, 4.693%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)	2,348	356,448
Series 3872, Class NI, 5.50%, 12/15/21	2,317	127,640
Series 4088, Class EI, 3.50%, 9/15/41	3,917	643,454
Series 4094, Class CS, 4.103%, (6.00% - 1 mo. USD LIBOR), 8/15/42(4)	4,432	752,574
Series 4109, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 9/15/32(4)	3,280	504,002
Series 4212, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 7/15/38(4)	7,770	655,363
Series 4452, Class SP, 4.303%, (6.20% - 1 mo. USD LIBOR), 10/15/43(4)	5,002	743,336
Series 4497, Class CS, 4.303%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	3,663	719,436
Series 4507, Class EI, 4.00%, 8/15/44	11,731	2,190,422
Series 4507, Class MI, 3.50%, 8/15/44	4,858	915,747
Series 4520, Class PI, 4.00%, 8/15/45	24,059	3,878,964
Series 4549, Class DS, 4.003%, (5.90% - 1 mo. USD LIBOR), 8/15/45(4)	9,168	1,708,349

15	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4637, Class IP, 3.50%, 4/15/44	$3,441	$573,130
Series 4653, Class PI, 3.50%, 7/15/44	4,159	654,842
Series 4672, Class LI, 3.50%, 1/15/43	4,214	629,688
Series 4676, Class DI, 4.00%, 7/15/44	6,583	1,097,276
Series 4749, Class IL, 4.00%, 12/15/47	5,932	1,420,161
Series 4768, Class IO, 4.00%, 3/15/48	7,000	1,706,769
Series 4768, Class KI, 4.00%, 11/15/47	11,281	2,579,781
Series 4772, Class PI, 4.00%, 1/15/48	6,962	1,671,485
Series 4791, Class JI, 4.00%, 5/15/48	15,000	3,618,095
Principal Only:(6)
Series 213, Class PO, 0.00%, 6/1/31	3,100	2,733,226
Series 239, Class PO, 0.00%, 8/15/36	1,518	1,294,387
Series 246, Class PO, 0.00%, 5/15/37	3,428	3,088,497
Series 3072, Class WO, 0.00%, 11/15/35	1,337	1,143,264
Series 3342, Class KO, 0.00%, 7/15/37	431	385,299
Series 3476, Class PO, 0.00%, 7/15/38	726	628,110
Series 3862, Class PO, 0.00%, 5/15/41	1,383	1,177,325
		$316,468,422
Federal National Mortgage Association:
Series G93-17, Class FA, 2.897%, (1 mo. USD LIBOR + 1.00%), 4/25/23(3)	$43	$43,725
Series G93-36, Class ZQ, 6.50%, 12/25/23	210	223,281
Series G97-4, Class FA, 2.696%, (1 mo. USD LIBOR + 0.80%), 6/17/27(3)	230	233,078
Series 1993-203, Class PL, 6.50%, 10/25/23	201	213,687
Series 1994-14, Class F, 2.416%, (COF + 1.60%), 10/25/23(3)	201	203,801
Series 2001-4, Class GA, 9.232%, 4/17/25(7)	13	14,204
Series 2009-48, Class WA, 5.83%, 7/25/39(7)	724	773,400
Series 2009-62, Class WA, 5.576%, 8/25/39(7)	1,145	1,217,737
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,199	1,201,268
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	445	477,039
Series 2012-14, Class MH, 2.00%, 12/25/40	407	396,300
Series 2012-35, Class GE, 3.00%, 5/25/40	5,773	5,747,569
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,895	2,320,926
Series 2013-19, Class HF, 2.897%, (1 mo. USD LIBOR + 1.00%), 3/25/43(3)	2,635	2,641,799
Series 2013-52, Class GA, 1.00%, 6/25/43	3,907	3,690,420
Series 2013-52, Class MD, 1.25%, 6/25/43	3,257	2,917,347
Series 2013-67, Class NF, 2.897%, (1 mo. USD LIBOR + 1.00%), 7/25/43(3)	1,856	1,859,460
Series 2013-119, Class PD, 2.50%, 1/25/43	461	450,784
Series 2014-1, Class HF, 3.387%, (1 mo. USD LIBOR + 1.50%), 6/25/43(3)	2,000	2,019,830
Series 2014-5, Class LB, 2.50%, 7/25/43	1,442	1,409,822

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Series 2014-35, Class CF, 2.247%, (1 mo. USD LIBOR + 0.35%), 6/25/44(3)	$8,367	$8,384,624
Series 2015-4, Class BF, 2.297%, (1 mo. USD LIBOR + 0.40%), 2/25/45(3)	14,841	14,933,359
Series 2015-74, Class SL, 1.235%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(4)	1,883	1,062,439
Series 2016-20, Class ZA, 2.50%, 12/25/41	2,028	1,767,537
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,468	3,021,939
Series 2016-49, Class VF, 2.887%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,484	2,498,891
Series 2016-55, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,521	2,548,940
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,018	949,914
Series 2017-1, Class LF, 2.887%, (1 mo. USD LIBOR + 1.00%), 2/25/47(3)	123	123,645
Series 2017-13, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 2/25/47(3)	1,382	1,403,443
Series 2017-15, Class LE, 3.00%, 6/25/46	4,308	4,233,610
Series 2017-20, Class KB, 3.00%, 4/25/47	4,398	4,192,863
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,318	1,222,336
Series 2017-49, Class PF, 2.887%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	2,488	2,494,922
Series 2017-50, Class CZ, 3.00%, 7/25/53	3,814	3,701,280
Series 2017-56, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	7,029	7,115,025
Series 2017-60, Class NF, 2.887%, (1 mo. USD LIBOR + 1.00%), 8/25/47(3)	3,813	3,845,169
Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,655	3,216,474
Series 2017-76, Class Z, 3.00%, 10/25/57	4,148	3,769,463
Series 2017-96, Class FM, 2.887%, (1 mo. USD LIBOR + 1.00%), 12/25/57(3)	4,021	4,030,210
Series 2017-96, Class Z, 3.00%, 12/25/57	1,563	1,442,360
Series 2017-99, Class FY, 2.887%, (1 mo. USD LIBOR + 1.00%), 12/25/47(3)	7,793	7,829,460
Series 2017-105, Class BF, 2.787%, (1 mo. USD LIBOR + 0.90%), 1/25/48(3)	4,165	4,189,211
Series 2017-106, Class HF, 2.887%, (1 mo. USD LIBOR + 1.00%), 1/25/48(3)	4,763	4,783,732
Series 2017-109, Class LF, 2.837%, (1 mo. USD LIBOR + 0.95%), 1/25/48(3)	1,454	1,455,928
Series 2018-11, Class CF, 2.897%, (1 mo. USD LIBOR + 1.00%), 2/25/48(3)	5,871	5,877,856
Series 2018-13, Class KF, 2.887%, (1 mo. USD LIBOR + 1.00%), 3/25/48(3)	5,848	5,851,818
Series 2018-14, Class TF, 2.887%, (1 mo. USD LIBOR + 1.00%), 3/25/48(3)	9,457	9,485,121
Interest Only:(5)
Series 296, Class 2, 8.00%, 4/25/24	552	72,908

16	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Series 402, Class 2, 4.00%, 5/25/39	$6,970	$1,373,135
Series 424, Class C8, 3.50%, 2/25/48	19,928	4,536,632
Series 2004-60, Class SW, 5.153%, (7.05% - 1 mo. USD LIBOR), 4/25/34(4)	3,549	479,305
Series 2005-68, Class XI, 6.00%, 8/25/35	3,019	854,587
Series 2006-65, Class PS, 5.323%, (7.22% - 1 mo. USD LIBOR), 7/25/36(4)	2,038	358,890
Series 2007-99, Class SD, 4.503%, (6.40% - 1 mo. USD LIBOR), 10/25/37(4)	3,244	469,897
Series 2007-102, Class ST, 4.543%, (6.44% - 1 mo. USD LIBOR), 11/25/37(4)	1,648	240,953
Series 2010-135, Class SD, 4.103%, (6.00% - 1 mo. USD LIBOR), 6/25/39(4)	2,659	173,226
Series 2011-13, Class AI, 4.50%, 7/25/21	862	29,662
Series 2011-59, Class IW, 6.00%, 7/25/41	2,287	555,825
Series 2011-82, Class AI, 5.50%, 8/25/26	1,219	54,988
Series 2011-101, Class IC, 3.50%, 10/25/26	6,581	585,462
Series 2012-73, Class MS, 4.153%, (6.05% - 1 mo. USD LIBOR), 5/25/39(4)	3,221	240,763
Series 2012-86, Class CS, 4.203%, (6.10% - 1 mo. USD LIBOR), 4/25/39(4)	2,654	210,070
Series 2012-94, Class SL, 4.803%, (6.70% - 1 mo. USD LIBOR), 5/25/38(4)	8,200	1,009,544
Series 2012-103, Class GS, 4.203%, (6.10% - 1 mo. USD LIBOR), 2/25/40(4)	6,670	527,892
Series 2012-112, Class SB, 4.253%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)	7,533	1,066,535
Series 2012-147, Class SA, 4.203%, (6.10% - 1 mo. USD LIBOR), 1/25/43(4)	2,870	496,609
Series 2013-127, Class BI, 3.50%, 5/25/39	3,528	314,540
Series 2013-127, Class LI, 3.50%, 5/25/39	3,508	312,755
Series 2014-41, Class SA, 4.153%, (6.05% - 1 mo. USD LIBOR), 7/25/44(4)	4,500	956,425
Series 2014-55, Class IL, 3.50%, 9/25/44	4,302	751,486
Series 2014-55, Class IN, 3.50%, 7/25/44	3,789	642,045
Series 2014-89, Class IO, 3.50%, 1/25/45	5,878	1,104,594
Series 2015-22, Class GI, 3.50%, 4/25/45	3,206	540,485
Series 2015-31, Class SG, 4.203%, (6.10% - 1 mo. USD LIBOR), 5/25/45(4)	4,891	983,691
Series 2015-36, Class IL, 3.00%, 6/25/45	4,753	757,114
Series 2015-61, Class QI, 3.50%, 5/25/43	5,999	946,087
Series 2016-1, Class SJ, 4.253%, (6.15% - 1 mo. USD LIBOR), 2/25/46(4)	6,954	1,222,993
Series 2016-61, Class DI, 3.00%, 4/25/46	5,198	672,599
Series 2018-21, Class IO, 3.00%, 4/25/48	25,488	5,110,392
Principal Only:(6)
Series 379, Class 1, 0.00%, 5/25/37	3,421	2,974,667
Series 380, Class 1, 0.00%, 7/25/37	750	645,541

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Series 2007-17, Class PO, 0.00%, 3/25/37	$577	$499,853
Series 2009-82, Class PO, 0.00%, 10/25/39	1,404	1,203,436
Series 2012-5, Class PO, 0.00%, 12/25/39	996	866,041
Series 2012-61, Class PO, 0.00%, 8/25/37	4,000	3,422,300
Series 2014-17, Class PO, 0.00%, 4/25/44	3,282	2,593,133
		$183,344,106
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,022	$844,771
Series 2012-77, Class MT, 2.287%, (1 mo. USD LIBOR + 0.39%), 5/16/41(3)	1,098	1,064,587
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,616	1,567,284
Series 2015-144, Class KB, 3.00%, 8/20/44	504	461,984
Series 2016-129, Class ZC, 2.00%, 6/20/45	1,437	1,314,711
Series 2017-5, Class ZA, 2.50%, 1/20/47	2,247	2,134,323
Series 2017-82, Class PZ, 2.50%, 4/20/43	65	65,145
Series 2017-95, Class EM, 2.50%, 5/20/40	192	172,026
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,188	2,975,522
Series 2017-121, Class DF, 2.397%, (1 mo. USD LIBOR + 0.50%), 8/20/47(3)	19,688	19,699,204
Series 2017-137, Class AF, 2.397%, (1 mo. USD LIBOR + 0.50%), 9/20/47(3)	9,805	9,767,918
Series 2017-147, Class HF, 2.897%, (1 mo. USD LIBOR + 1.00%), 9/20/47(3)	12,038	12,041,978
Series 2017-176, Class DF, 2.883%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	6,803	6,835,015
Series 2017-186, Class WF, 2.883%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	8,349	8,341,918
Series 2018-63, Class CF, 2.883%, (1 mo. USD LIBOR + 1.00%), 4/20/48(3)	6,656	6,652,112
Interest Only:(5)
Series 2011-48, Class SD, 4.773%, (6.67% - 1 mo. USD LIBOR), 10/20/36(4)	1,959	94,760
Series 2014-98, Class IM, 0.954%, 1/20/43(7)	24,198	722,398
Series 2015-116, Class AS, 3.803%, (5.70% - 1 mo. USD LIBOR), 8/20/45(4)	2,905	301,696
Series 2015-151, Class KI, 0.485%, 11/20/42(7)	33,739	788,030
Series 2017-104, Class SD, 4.303%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	8,854	1,558,513
Series 2017-121, Class DS, 2.603%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	16,017	1,009,363
Principal Only:(6)
Series 2009-117, Class PO, 0.00%, 12/16/39	2,290	1,894,473
Series 2010-88, Class OA, 0.00%, 7/20/40	1,743	1,427,169
Series 2015-24, Class KO, 0.00%, 6/20/35	2,368	2,072,929
		$83,807,829

Total Collateralized Mortgage Obligations (identified cost $592,221,677)		$583,620,357

17	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Small Business Administration Loans (Interest Only)(8) — 4.0%
Description	Principal Amount (000’s omitted)	Value
1.909%, 7/15/42	$5,610	$479,795
2.159%, 9/15/41 to 8/15/42	8,304	772,809
2.222%, 11/1/32 to 5/16/43(9)	164,934	11,767,576
2.400%, 2/21/33 to 4/1/43(9)	38,932	3,979,754
2.409%, 6/15/42 to 7/15/42	12,880	1,377,160
2.482%, 9/15/41	2,671	268,272
2.659%, 6/15/42 to 7/15/42	8,771	1,025,384
2.887%, 3/21/23 to 12/13/42(9)	63,442	5,707,346
3.150%, 1/21/24 to 7/28/42(9)	33,258	2,887,396
3.451%, 3/10/26 to 3/23/42(9)	1,278	159,559

Total Small Business Administration Loans (Interest Only) (identified cost $27,447,778)		$28,425,051

Short-Term Investments — 0.0%(10)
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(11)	109,346	$109,336

Total Short-Term Investments (identified cost $109,336)		$109,336

Total Investments — 99.2% (identified cost $720,147,367)		$712,774,528

Other Assets, Less Liabilities — 0.8%		$6,048,211

Net Assets — 100.0%		$718,822,739

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2018.

(2)	Principal amount is less than $500.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2018.

(5)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2018 of all interest only securities comprising the certificate.

(10)	Amount is less than 0.05%.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
CME 90-Day Eurodollar	1,901	Long	Dec-18	$462,679,638	$(1,442,487)
CME 90-Day Eurodollar	1,901	Short	Dec-19	(461,135,075)	1,737,450
CME 90-Day Eurodollar	600	Short	Jun-20	(145,500,000)	118,215
U.S. 5-Year Treasury Note	336	Short	Jun-18	(38,138,625)	99,750
U.S. 10-Year Treasury Note	468	Short	Jun-18	(55,984,500)	87,750

					$600,678

18	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

CME	–	Chicago Mercantile Exchange
CMT	–	Constant Maturity Treasury
COF	–	Cost of Funds 11th District
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

19	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $720,038,031)	$712,665,192
Affiliated investment, at value (identified cost, $109,336)	109,336
Deposits for derivatives collateral — financial futures contracts	2,230,084
Interest receivable	3,935,179
Dividends receivable from affiliated investment	8,603
Receivable for investments sold	447,768
Total assets	$719,396,162

Liabilities
Payable for variation margin on open financial futures contracts	$141,876
Payable to affiliate:
Investment adviser fee	286,977
Accrued expenses	144,570
Total liabilities	$573,423
Net Assets applicable to investors’ interest in Portfolio	$718,822,739

Sources of Net Assets
Investors’ capital	$725,594,900
Net unrealized depreciation	(6,772,161)
Total	$718,822,739

20	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest	$9,774,987
Dividends from affiliated investment	133,761
Total investment income	$9,908,748

Expenses
Investment adviser fee	$1,522,544
Trustees’ fees and expenses	10,224
Custodian fee	126,744
Legal and accounting services	25,388
Interest expense	47,749
Miscellaneous	6,239
Total expenses	$1,738,888

Net investment income	$8,169,860

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(490,580)
Investment transactions — affiliated investment	(4,942)
Written options	87,500
Financial futures contracts	6,231,636
Net realized gain	$5,823,614
Change in unrealized appreciation (depreciation) —
Investments	$(4,969,635)
Financial futures contracts	(744,794)
Net change in unrealized appreciation (depreciation)	$(5,714,429)

Net realized and unrealized gain	$109,185

Net increase in net assets from operations	$8,279,045

21	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$8,169,860	$11,551,017
Net realized gain (loss)	5,823,614	(6,986,216)
Net change in unrealized appreciation (depreciation)	(5,714,429)	5,654,206
Net increase in net assets from operations	$8,279,045	$10,219,007
Capital transactions —
Contributions	$196,912,809	$228,040,897
Withdrawals	(48,722,860)	(79,775,378)
Net increase in net assets from capital transactions	$148,189,949	$148,265,519

Net increase in net assets	$156,468,994	$158,484,526

Net Assets
At beginning of period	$562,353,745	$403,869,219
At end of period	$718,822,739	$562,353,745

22	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)(3)	0.55%	0.56%	0.56%	0.57%	0.57%
Net investment income	2.68	%(2)	2.45%	2.44%	2.40%	2.37%	2.28%
Portfolio Turnover	29	%(4)	46%	94%	30%	18%	12%

Total Return	1.31	%(4)	2.28%	0.83%	1.66%	3.14%	(1.29)%

Net assets, end of period (000’s omitted)	$718,823		$562,354	$403,869	$411,827	$243,930	$268,742

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.02% for the six months ended April 30, 2018.

(4)	Not annualized.

23	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Short Duration Government Income Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

24

Short-Term U.S. Government Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

K  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a

25

Short-Term U.S. Government Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $1,522,544. Pursuant to the investment advisory agreement and subsequent fee reduction agreement effective May 1, 2018 between the Portfolio and BMR, the fee is computed at an annual rate of 0.500% of the Portfolio’s average daily net assets up to $1 billion, 0.475% from $1 billion up to $2.5 billion, 0.455% from $2.5 billion up to $5 billion and 0.440% of average daily net assets of $5 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities and paydowns, aggregated $364,362,267 and $180,659,145, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$722,275,480

Gross unrealized appreciation	$10,682,755
Gross unrealized depreciation	(19,583,029)

Net unrealized depreciation	$(8,900,274)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, interest rate swaps and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, options on futures and during the year ended October 31, 2017, entered into interest rate swaps to enhance total return, to change the overall duration of the Portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

26

Short-Term U.S. Government Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$2,043,165	(1)	$(1,442,487	)(1)

Total	$2,043,165		$(1,442,487)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(332,781)	$164,344
Written options	$87,500	$—
Futures contracts	$6,231,636	$(744,794)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions, Written options and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Financial futures contracts, respectively.

27

Short-Term U.S. Government Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$300,042,000	$583,636,000

The average number of purchased options contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was 20 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the six months ended April 30, 2018 were $3,615,470 and 2.66%, respectively.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$100,619,784	$—	$100,619,784
Collateralized Mortgage Obligations	—	583,620,357	—	583,620,357
Small Business Administration Loans (Interest Only)	—	28,425,051	—	28,425,051
Short-Term Investments	—	109,336	—	109,336

Total Investments	$—	$712,774,528	$—	$712,774,528

Futures Contracts	$2,043,165	$—	$—	$2,043,165

Total	$2,043,165	$712,774,528	$—	$714,817,693

Liability Description

Futures Contracts	$(1,442,487)	$—	$—	$(1,442,487)

Total	$(1,442,487)	$—	$—	$(1,442,487)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Short-Term U.S. Government Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

8  Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about July 20, 2018.

29

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies (the “Eaton Vance Funds”) advised by either Eaton Vance Management or its affiliate, Boston Management and Research (together, “Eaton Vance”), held on February 7 and 8, 2018 (the “February Meeting”), the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which Eaton Vance Short Duration Government Income Fund (the “Fund”) would withdraw its assets in kind from the Short-Term U.S. Government Portfolio (the “Master Portfolio”) and terminate the Master Portfolio. The Board noted that the Fund is a feeder fund in a master/feeder structure and invests substantially all of its assets in the Master Portfolio, which has the same investment objective and investment strategies as those of the Fund.

At a meeting of the Board held on April 24 and 25, 2018 (the “April Meeting” and, together with the February Meeting, the “Meetings”), the Board, including a majority of the Independent Trustees, voted to approve a new investment advisory agreement for the Fund with Boston Management and Research (the “Adviser”) (the “Fund Agreement”) in connection with the Restructuring.

Prior to voting its approval of the Fund Agreement, the Board received information from Eaton Vance that the Board considered reasonably necessary to evaluate the terms of the Fund Agreement. The Board considered information furnished by Eaton Vance for the Meetings relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Eaton Vance Funds, which culminated at the April Meeting (the “2018 Approval Process”). As part of this review, the Board considered information provided by Eaton Vance and its affiliates during the 2018 Approval Process relating to the Board’s approval of the Master Portfolio’s investment advisory agreement (the “Master Portfolio Agreement”), including a form of fee reduction agreement to implement a breakpoint schedule (the “Fee Reduction Agreement”) between the Master Portfolio and the Adviser, effective May 1, 2018, as well as an identical Fee Reduction Agreement between the Fund and the Adviser.

With respect to the approval of the Fund Agreement, the Board specifically noted that the terms of the Fund Agreement are substantially identical to the terms of the Master Portfolio Agreement, including the fee rates payable under the Fund Agreement, after giving effect to the Fee Reduction Agreement, which are the same as the fee rates payable under the Master Portfolio Agreement, after giving effect to the Fee Reduction Agreement.

Information considered by the Board relating to the Fund Agreement included, among other things, the following:

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by the Master Portfolio with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing the total expense ratio and its components of the Master Portfolio with those of comparable funds;

•	A report from an independent data provider comparing the investment performance of the Fund to the investment performance of comparable funds over various time periods;

•	Data comparing the investment performance of the Fund with the performance of benchmark indices over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing the Master Portfolio;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the Fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

30

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of Eaton Vance, together with information relating to compliance with and the administration;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by Eaton Vance (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance and its affiliates; and

•	The terms of the Fund Agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the proposed Agreement are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the Fund Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Fund Agreement, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Master Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in investment grade and other income securities, including in investing in securities issued, backed or otherwise guaranteed by the U.S. government. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, will be appropriate and consistent with the terms of the Fund Agreement.

Performance, Management Fees, Profitability and Economies of Scale

The Board considered the fact that, as part of the 2018 Approval Process with respect to the Master Portfolio, the Board had concluded that (i) the performance of the Master Portfolio was satisfactory, (ii) the management fees were reasonable, (iii) the profits being realized by the Adviser and its affiliates were reasonable and (iv) the Master Portfolio shared in any benefits from economies of scale and the structure of the advisory fee, which, pursuant to the Fee Reduction Agreement, includes breakpoints at several asset levels, will allow the Master Portfolio to continue to benefit from any economies of scale. The Board concluded that the appointment of the Adviser as the investment adviser of the Fund is not expected to adversely affect the performance of the Fund, the reasonableness of the management fees payable to the Adviser by the Fund, the profits to be realized by the Adviser and its affiliates in managing the Fund or the extent to which the Fund can be expected to benefit from economies of scale in the future.

31

Short-Term U.S. Government Portfolio

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Short-Term U.S. Government Portfolio

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Short-Term U.S. Government Portfolio (the “Portfolio”), an investment option for other Eaton Vance Funds seeking to participate in performance of the asset classes in which the Portfolio invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in investment grade and other income securities, including in investing in securities issued, backed or otherwise guaranteed by the U.S. government. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board noted that at its meeting held on February 7 and 8, 2018, the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which Eaton Vance Short Duration Government Income Fund, a feeder fund in a master/feeder structure that

33

Short-Term U.S. Government Portfolio

April 30, 2018

Board of Trustees’ Contract Approval — continued

invests substantially all of its assets in the Portfolio and which has the same investment objective and investment strategies as those of the Portfolio (the “Fund”), would withdraw its assets in-kind from the Portfolio and the Portfolio would terminate. At the Meeting, the Board, including a majority of the Independent Trustees, voted to approve a new investment advisory agreement for the Fund with the Adviser (the “Fund Agreement”) in connection with the Restructuring. The Board considered that upon the Fund’s withdrawal of its assets from the Portfolio, which was expected to occur prior to the fiscal year end of the Portfolio, the Adviser would invest assets of the Fund directly in securities and other instruments pursuant to the Fund Agreement.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Portfolio’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Portfolio. In this regard, the Board noted that the performance of the Portfolio was higher than the median performance of the Portfolio’s peer group for the three-year period. The Board also noted that the performance of the Portfolio was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Portfolio was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Portfolio expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in any benefits from economies of scale. The Board also concluded that the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

34

Eaton Vance

Short Duration Government Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Short Duration Government Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Short-Term U.S. Government Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Government Income Fund and Short-Term U.S. Government Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Short-Term U.S. Government Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration Government Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.18

Eaton Vance

Short Duration High Income Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Short Duration High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Performance1,2

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/01/2013	02/21/2012	–0.13%	2.21%	3.39%	4.22%
Class A with 2.25% Maximum Sales Charge	—	—	–2.42	–0.13	2.92	3.83
Class I at NAV	11/01/2013	02/21/2012	0.00 *	2.48	3.66	4.43
ICE BofAML U.S. High Yield Cash Pay BB-B	—	—	0.93%	3.29%	4.33%	5.17%
1–3 Year Index

* Amount is less than –0.005%.

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.29%	1.04%
Net					0.90	0.65

Fund Profile4

Credit Quality (% of bonds and loans)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

ICE BofAML U.S. High Yield Cash Pay BB-B 1–3 Year Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$998.70	$4.51	**	0.91%
Class I	$1,000.00	$1,000.00	$3.27	**	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.56	**	0.91%
Class I	$1,000.00	$1,021.50	$3.31	**	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Short Duration High Income Portfolio, at value (identified cost, $39,122,731)	$38,925,890
Receivable for Fund shares sold	72,648
Receivable from affiliate	8,467
Total assets	$39,007,005

Liabilities
Payable for Fund shares redeemed	$156,113
Distributions payable	6,551
Payable to affiliates:
Distribution and service fees	1,009
Trustees’ fees	42
Accrued expenses	23,869
Total liabilities	$187,584
Net Assets	$38,819,421

Sources of Net Assets
Paid-in capital	$39,274,628
Accumulated distributions in excess of net investment income	(2,654)
Accumulated net realized loss from Portfolio	(255,712)
Net unrealized depreciation from Portfolio	(196,841)
Total	$38,819,421

Class A Shares
Net Assets	$4,797,378
Shares Outstanding	500,145
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.59
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.81

Class I Shares
Net Assets	$34,022,043
Shares Outstanding	3,540,853
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.61

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income allocated from Portfolio	$1,130,900
Dividends allocated from Portfolio	5,392
Expenses, excluding interest expense, allocated from Portfolio	(136,255)
Interest expense allocated from Portfolio	(2,793)
Total investment income from Portfolio	$997,244

Expenses
Distribution and service fees
Class A	$5,899
Trustees’ fees and expenses	250
Custodian fee	6,219
Transfer and dividend disbursing agent fees	7,691
Legal and accounting services	14,739
Printing and postage	7,270
Registration fees	20,725
Miscellaneous	4,892
Total expenses	$67,685
Deduct —
Allocation of expenses to affiliate	$61,247
Total expense reductions	$61,247

Net expenses	$6,438

Net investment income	$990,806

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$27,402
Net realized gain	$27,402
Change in unrealized appreciation (depreciation) —
Investments	$(1,018,227)
Net change in unrealized appreciation (depreciation)	$(1,018,227)

Net realized and unrealized loss	$(990,825)

Net decrease in net assets from operations	$(19)

6	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$990,806	$1,885,104
Net realized gain	27,402	198,994
Net change in unrealized appreciation (depreciation)	(1,018,227)	246,208
Net increase (decrease) in net assets from operations	$(19)	$2,330,306
Distributions to shareholders —
From net investment income
Class A	$(107,255)	$(197,048)
Class I	(889,586)	(1,686,089)
Total distributions to shareholders	$(996,841)	$(1,883,137)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,314,483	$3,459,111
Class I	2,052,645	16,903,040
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	105,811	196,993
Class I	849,640	1,608,429
Cost of shares redeemed
Class A	(931,761)	(3,512,921)
Class I	(8,463,969)	(12,913,033)
Net increase (decrease) in net assets from Fund share transactions	$(5,073,151)	$5,741,619

Net increase (decrease) in net assets	$(6,070,011)	$6,188,788

Net Assets
At beginning of period	$44,889,432	$38,700,644
At end of period	$38,819,421	$44,889,432

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(2,654)	$3,381

7	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014(1)
Net asset value — Beginning of period	$9.820		$9.710	$9.550	$9.830	$10.000

Income (Loss) From Operations
Net investment income	$0.217	(2)	$0.446 (2)	$0.388 (2)	$0.384	$0.410
Net realized and unrealized gain (loss)	(0.229)		0.110	0.158	(0.280)	(0.171)

Total income (loss) from operations	$(0.012)		$0.556	$0.546	$0.104	$0.239

Less Distributions
From net investment income	$(0.218)		$(0.446)	$(0.386)	$(0.384)	$(0.409)

Total distributions	$(0.218)		$(0.446)	$(0.386)	$(0.384)	$(0.409)

Net asset value — End of period	$9.590		$9.820	$9.710	$9.550	$9.830

Total Return(3)(4)	(0.13	)%(5)	5.83%	5.87%	1.07%	2.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,797		$4,424	$4,239	$2,070	$1,180
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	0.91	%(8)(9)	0.92%	1.05%	1.05%	1.05%
Net investment income	4.49	%(8)	4.55%	4.06%	3.90%	3.92%
Portfolio Turnover of the Portfolio	19	%(5)	69%	67%	41%	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.39%, 0.38%, 0.31%, 0.79% and 1.84% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the six months ended April 30, 2018.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014(1)
Net asset value — Beginning of period	$9.840		$9.730	$9.570	$9.840	$10.000

Income (Loss) From Operations
Net investment income	$0.229	(2)	$0.473 (2)	$0.414 (2)	$0.409	$0.429
Net realized and unrealized gain (loss)	(0.229)		0.109	0.157	(0.269)	(0.162)

Total income from operations	$—		$0.582	$0.571	$0.140	$0.267

Less Distributions
From net investment income	$(0.230)		$(0.472)	$(0.411)	$(0.410)	$(0.427)

Total distributions	$(0.230)		$(0.472)	$(0.411)	$(0.410)	$(0.427)

Net asset value — End of period	$9.610		$9.840	$9.730	$9.570	$9.840

Total Return(3)(4)	(0.00	)%(5)(6)	6.10%	6.13%	1.43%	2.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,022		$40,466	$34,461	$24,682	$7,559
Ratios (as a percentage of average daily net assets):(7)
Expenses(4)(8)	0.66	%(9)(10)	0.67%	0.80%	0.80%	0.80%
Net investment income	4.73	%(9)	4.82%	4.33%	4.09%	4.38%
Portfolio Turnover of the Portfolio	19	%(5)	69%	67%	41%	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.39%, 0.38%, 0.31%, 0.79% and 1.84% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Less than (0.005)%.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Includes interest expense of 0.01% for the six months ended April 30, 2018.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Short Duration High Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (81.0% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As

10

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $137,864 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $137,864 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended April 30, 2018, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM was allocated $61,247 of the Fund’s operating expenses for the six months ended April 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $658 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $29 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $5,899 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,984,768 and $7,972,648, respectively.

11

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	134,886	352,909
Issued to shareholders electing to receive payments of distributions in Fund shares	10,910	20,093
Redemptions	(95,973)	(359,108)

Net increase	49,823	13,894

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	210,302	1,720,613
Issued to shareholders electing to receive payments of distributions in Fund shares	87,408	163,736
Redemptions	(869,185)	(1,313,513)

Net increase (decrease)	(571,475)	570,836

12

Short Duration High Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 81.1%
Security	Principal Amount (000’s omitted)	Value

Aerospace — 2.1%
TransDigm, Inc., 5.50%, 10/15/20	$500	$500,625
TransDigm, Inc., 6.00%, 7/15/22	500	508,125
		$1,008,750

Air Transportation — 2.8%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$511,250
American Airlines Group, Inc., 6.125%, 6/1/18	500	501,250
United Continental Holdings, Inc., 4.25%, 10/1/22	65	63,391
United Continental Holdings, Inc., 6.00%, 12/1/20	250	263,700
		$1,339,591

Automotive & Auto Parts — 3.2%
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	$650	$346,125
IHO Verwaltungs GmbH, 4.125%, (4.125% Cash or 4.875% PIK), 9/15/21(1)(2)	750	753,750
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	420	424,725
		$1,524,600

Banks & Thrifts — 1.3%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$503,750
Ally Financial, Inc., 8.00%, 12/31/18	75	77,438
CIT Group, Inc., 4.125%, 3/9/21	53	53,188
		$634,376

Building Materials — 2.4%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$250	$248,438
FBM Finance, Inc., 8.25%, 8/15/21(1)	833	880,897
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	45,738
		$1,175,073

Cable / Satellite TV — 2.6%
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	$500	$479,375
Cablevision Systems Corp., 8.00%, 4/15/20	500	531,250
DISH DBS Corp., 5.125%, 5/1/20	250	249,687
		$1,260,312

Capital Goods — 0.1%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	$45	$46,575
		$46,575

Security	Principal Amount (000’s omitted)	Value

Chemicals — 1.1%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$514,895
		$514,895

Consumer Products — 2.0%
HRG Group, Inc., 7.75%, 1/15/22	$950	$980,875
		$980,875

Containers — 1.0%
Ball Corp., 4.375%, 12/15/20	$455	$464,100
		$464,100

Diversified Financial Services — 4.6%
DAE Funding, LLC, 4.00%, 8/1/20(1)	$705	$701,475
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	750	766,875
Navient Corp., 8.00%, 3/25/20	500	533,750
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	215	214,462
		$2,216,562

Diversified Media — 2.1%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$502,500
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	500	505,050
		$1,007,550

Energy — 11.9%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$561,323
Antero Resources Corp., 5.375%, 11/1/21	750	761,475
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	173,400
Denbury Resources, Inc., 9.00%, 5/15/21(1)	35	36,750
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	536,875
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	750	780,000
Nabors Industries, Inc., 4.625%, 9/15/21	200	196,500
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	24,969
Precision Drilling Corp., 6.50%, 12/15/21	11	11,275
Resolute Energy Corp., 8.50%, 5/1/20	350	350,875
Sable Permian Resources Land, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	250	186,250
Sable Permian Resources Land, LLC/AEPB Finance Corp., 8.287%, (3 mo. USD LIBOR + 6.50%), 8/1/19(1)(3)	500	447,500
SESI, LLC, 7.125%, 12/15/21	150	152,813

13	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	$65	$64,153
Tervita Escrow Corp., 7.625%, 12/1/21(1)	1,001	1,026,025
Weatherford International, Ltd., 5.125%, 9/15/20	165	162,525
Whiting Petroleum Corp., 5.75%, 3/15/21	250	256,562
		$5,729,270

Environmental — 2.1%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$469,069
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	527,500
		$996,569

Food & Drug Retail — 2.1%
Safeway, Inc., 3.95%, 8/15/20	$330	$305,250
Safeway, Inc., 4.75%, 12/1/21	750	682,500
		$987,750

Gaming — 5.7%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,300
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	620	641,700
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	250	274,375
MGM Resorts International, 6.75%, 10/1/20	750	798,750
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	203,175
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	782,812
		$2,731,112

Health Care — 5.3%
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)	$85	$86,275
HCA, Inc., 3.75%, 3/15/19	526	528,630
HCA, Inc., 5.875%, 3/15/22	500	528,125
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	385	433,125
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(2)	25	25,438
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	52,875
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	90	93,712
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	750	757,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	20	20,248
		$2,525,928

Security	Principal Amount (000’s omitted)	Value

Homebuilders / Real Estate — 3.3%
Realogy Group, LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	$500	$505,625
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	503,125
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	530	592,275
		$1,601,025

Insurance — 0.9%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(1)(2)	$25	$25,088
Hub International, Ltd., 7.875%, 10/1/21(1)	400	417,000
		$442,088

Leisure — 0.8%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$400	$407,000
		$407,000

Metals / Mining — 2.5%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$463,750
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	554,125
New Gold, Inc., 6.25%, 11/15/22(1)	200	204,500
		$1,222,375

Publishing / Printing — 0.2%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(1)(2)	$112	$112,560
		$112,560

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$150	$154,875
		$154,875

Restaurants — 1.6%
Yum! Brands, Inc., 3.875%, 11/1/20	$750	$752,813
		$752,813

Services — 2.8%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	$200	$204,750
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(1)	105	104,738
Hertz Corp. (The), 5.875%, 10/15/20	250	248,125
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	246	264,758
United Rentals North America, Inc., 4.625%, 7/15/23	500	505,625
		$1,327,996

14	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Steel — 0.6%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$285	$290,700
		$290,700

Super Retail — 2.6%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$50	$49,375
L Brands, Inc., 6.625%, 4/1/21	500	533,750
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	155,437
Penske Automotive Group, Inc., 3.75%, 8/15/20	500	497,500
		$1,236,062

Technology — 8.3%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$25	$25,480
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,000	1,031,193
EIG Investors Corp., 10.875%, 2/1/24	825	899,250
EMC Corp., 2.65%, 6/1/20	500	487,374
Infor (US), Inc., 5.75%, 8/15/20(1)	133	135,660
Infor (US), Inc., 6.50%, 5/15/22	250	255,000
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(2)	395	399,444
Nokia Oyj, 3.375%, 6/12/22	250	242,000
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	500	502,500
		$3,977,901

Telecommunications — 4.2%
Frontier Communications Corp., 10.50%, 9/15/22	$15	$13,261
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	232,594
Intelsat Luxembourg S.A., 6.75%, 6/1/18	199	198,005
SBA Communications Corp., 4.00%, 10/1/22(1)	75	71,813
Sprint Communications, Inc., 7.00%, 8/15/20	375	397,500
Sprint Communications, Inc., 9.00%, 11/15/18(1)	436	448,807
Sprint Corp., 7.25%, 9/15/21	625	664,062
		$2,026,042

Utilities — 0.6%
AES Corp. (The), 4.00%, 3/15/21	$70	$70,546
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	250	239,375
		$309,921

Total Corporate Bonds & Notes (identified cost $39,541,169)		$39,005,246

Senior Floating-Rate Loans — 9.6%(4)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 1.3%
American Tire Distributors Holdings, Inc., Term Loan, 6.24%, (2 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$492	$434,875
Navistar International Corporation, Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	195	196,093
		$630,968

Energy — 1.1%
Chesapeake Energy Corporation, Term Loan, 9.44%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$240	$254,550
Drillship Hydra Owners, Inc., Term Loan, Maturing 9/20/24(5)	250	262,813
		$517,363

Gaming — 2.1%
GLP Financing, LLC, Term Loan, 3.40%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	$1,000	$992,500
		$992,500

Services — 1.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$210	$195,457
AlixPartners, LLP, Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing 4/4/24	495	498,248
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 8.39%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	117	118,009
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	70	71,400
		$883,114

Technology — 2.5%
EIG Investors Corp., Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$470	$474,089
Veritas Bermuda, Ltd., Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	743	733,126
		$1,207,215

Telecommunications — 0.6%
Asurion, LLC, Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$285	$293,550
		$293,550

15	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities — 0.2%
TerraForm Power Operating, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$100	$100,498
		$100,498

Total Senior Floating-Rate Loans (identified cost $4,643,686)		$4,625,208

Convertible Bonds — 5.1%
Security	Principal Amount (000’s omitted)	Value

Health Care — 0.5%
Teva Pharmaceutical Finance Co., LLC, 0.25%, 2/1/26	$250	$220,624
		$220,624

Utilities — 4.6%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$318,171
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	694,566
Pattern Energy Group, Inc., 4.00%, 7/15/20	270	271,350
Tesla Energy Operations, Inc., 1.625%, 11/1/19	1,000	931,199
		$2,215,286

Total Convertible Bonds (identified cost $2,432,133)		$2,435,910

Miscellaneous — 0.0%
Security	Principal Amount (000’s omitted)	Value

Technology — 0.0%
Avaya, Inc., Escrow Certificates(6)(7)	$125	$0
		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 3.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(8)	1,415,821	$1,415,680
		$1,415,680

Total Short-Term Investments (identified cost $1,415,650)		$1,415,680

Total Investments — 98.8% (identified cost $48,032,638)		$47,482,044

Other Assets, Less Liabilities — 1.2%		$594,142

Net Assets — 100.0%		$48,076,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $19,599,952 or 40.8% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(4)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(5)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(6)	Non-income producing security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

16	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $46,616,988)	$46,066,364
Affiliated investment, at value (identified cost, $1,415,650)	1,415,680
Cash	489
Interest receivable	712,559
Dividends receivable from affiliated investment	633
Receivable for investments sold	206,691
Receivable from affiliate	2,440
Total assets	$48,404,856

Liabilities
Payable for investments purchased	$260,000
Payable to affiliates:
Investment adviser fee	22,200
Trustees’ fees	228
Accrued expenses	46,242
Total liabilities	$328,670
Net Assets applicable to investors’ interest in Portfolio	$48,076,186

Sources of Net Assets
Investors’ capital	$48,626,780
Net unrealized depreciation	(550,594)
Total	$48,076,186

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$1,394,785
Dividends from affiliated investment	6,759
Total investment income	$1,401,544

Expenses
Investment adviser fee	$143,485
Trustees’ fees and expenses	1,240
Custodian fee	19,343
Legal and accounting services	28,817
Interest expense	3,395
Miscellaneous	1,246
Total expenses	$197,526
Deduct —
Allocation of expenses to affiliate	$26,000
Total expense reductions	$26,000

Net expenses	$171,526

Net investment income	$1,230,018

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$32,623
Investment transactions — affiliated investment	(6)
Net realized gain	$32,617
Change in unrealized appreciation (depreciation) —
Investments	$(1,266,291)
Investments — affiliated investment	30
Net change in unrealized appreciation (depreciation)	$(1,266,261)

Net realized and unrealized loss	$(1,233,644)

Net decrease in net assets from operations	$(3,626)

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$1,230,018	$2,905,235
Net realized gain	32,617	309,089
Net change in unrealized appreciation (depreciation)	(1,266,261)	388,646
Net increase (decrease) in net assets from operations	$(3,626)	$3,602,970
Capital transactions —
Contributions	$1,984,768	$18,884,718
Withdrawals	(11,972,649)	(25,390,948)
Net decrease in net assets from capital transactions	$(9,987,881)	$(6,506,230)

Net decrease in net assets	$(9,991,507)	$(2,903,260)

Net Assets
At beginning of period	$58,067,693	$60,970,953
At end of period	$48,076,186	$58,067,693

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017		2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.66	%(2)(3)(4)	0.67	%(3)	0.76%	0.76%	0.77%	0.80%
Net investment income	4.72	%(2)	4.80%		4.34%	4.24%	4.46%	4.91%
Portfolio Turnover	19	%(5)	69%		67%	41%	65%	92%

Total Return	(0.00	)%(3)(5)(6)	6.10	%(3)	6.13%	1.50%	2.87%	6.18%

Net assets, end of period (000’s omitted)	$48,076		$58,068		$60,971	$57,554	$57,811	$55,708

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.10% and 0.07% of average daily net assets for the six months ended April 30, 2018 and the year ended October 31, 2017). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01% for the six months ended April 30, 2018.

(5)	Not annualized.

(6)	Less than (0.005)%.

21	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 81.0%, 17.6% and 1.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

22

Short Duration High Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of holders of interests in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $143,485 or 0.55% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $26,000 of the Portfolio’s operating expenses for the six months ended April 30, 2018. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $9,939,239 and $19,662,282, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,034,385

Gross unrealized appreciation	$344,414
Gross unrealized depreciation	(896,755)

Net unrealized depreciation	$(552,341)

23

Short Duration High Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2018 were $279,006 and 2.45%, respectively.

6  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$39,005,246	$—	$39,005,246
Senior Floating-Rate Loans	—	4,625,208	—	4,625,208
Convertible Bonds	—	2,435,910	—	2,435,910
Miscellaneous	—	—	0	0
Short-Term Investments	—	1,415,680	—	1,415,680

Total Investments	$—	$47,482,044	$0	$47,482,044

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration High Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Short Duration High Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

26

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Short Duration High Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Short Duration High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Short Duration High Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration High Income Fund and Short Duration High Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14893    4.30.18

Eaton Vance

Short Duration Strategic Income Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Short Duration Strategic Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	63

Officers and Trustees	67

Important Notices	68

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Performance1,2

Portfolio Managers Eric A. Stein, CFA and Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	1.32%	3.21%	2.52%	4.50%
Class A with 2.25% Maximum Sales Charge	—	—	–0.94	0.91	2.05	4.26
Class B at NAV	11/26/1990	11/26/1990	1.05	2.55	1.75	3.70
Class B with 5% Maximum Sales Charge	—	—	–3.93	–2.43	1.41	3.70
Class C at NAV	05/25/1994	11/26/1990	0.91	2.40	1.75	3.70
Class C with 1% Maximum Sales Charge	—	—	–0.09	1.41	1.75	3.70
Class I at NAV	04/03/2009	11/26/1990	1.44	3.46	2.77	4.72
Class R at NAV	08/03/2009	11/26/1990	1.19	2.95	2.26	4.28
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–1.87%	–0.32%	1.47%	3.57%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
Gross		1.09%	1.84%	1.84%	0.84%	1.34%
Net		1.08	1.83	1.83	0.83	1.33

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Fund Profile4

Allocation to Portfolios and Funds (% of net assets)

*	Amount is less than 0.05%.

Asset Allocation (% of net assets)

*	Net of unfunded loan commitments.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios are not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

4

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.20	$5.44	1.09%
Class B	$1,000.00	$1,010.50	$9.17	1.84%
Class C	$1,000.00	$1,009.10	$9.17	1.84%
Class I	$1,000.00	$1,014.40	$4.20	0.84%
Class R	$1,000.00	$1,011.90	$6.68	1.34%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.46	1.09%
Class B	$1,000.00	$1,015.70	$9.20	1.84%
Class C	$1,000.00	$1,015.70	$9.20	1.84%
Class I	$1,000.00	$1,020.60	$4.21	0.84%
Class R	$1,000.00	$1,018.10	$6.71	1.34%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $677)		$21,414	0.0	%(1)
Emerging Markets Local Income Portfolio (identified cost, $63,098,544)		62,057,408	2.7
Global Macro Absolute Return Advantage Portfolio (identified cost, $415,451,850)		425,340,435	18.5
Global Macro Portfolio (identified cost, $243)		10,245	0.0	(1)
Global Opportunities Portfolio (identified cost, $1,501,438,102)		1,482,894,305	64.7
High Income Opportunities Portfolio (identified cost, $87,299,626)		95,947,325	4.2
Senior Debt Portfolio (identified cost, $159,208,103)		159,003,932	6.9
Short Duration High Income Portfolio (identified cost, $8,806,981)		8,451,298	0.4

Total Investments in Affiliated Portfolios (identified cost $2,235,304,126)		$2,233,726,362	97.4%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,243,046	$59,308,940	2.6%

Total Investments in Affiliated Investment Funds (identified cost $60,504,507)		$59,308,940	2.6%

Short-Term Investments
Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 5/1/18	$1,650	$1,650	0.0	%(1)

Total Short-Term Investments (identified cost $1,650)		$1,650	0.0	%(1)

Total Investments (identified cost $2,295,810,283)		$2,293,036,952	100.0%

Other Assets, Less Liabilities		$(654,684)	(0.0	)%(1)

Net Assets		$2,292,382,268	100.0%

(1)	Amount is less than 0.05% or (0.05)%, as applicable.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Affiliated investments, at value (identified cost, $2,295,808,633)	$2,293,035,302
Unaffiliated investment, at value (identified cost, $1,650)	1,650
Receivable for Fund shares sold	4,937,659
Total assets	$2,297,974,611

Liabilities
Payable for Fund shares redeemed	$4,678,713
Payable to affiliates:
Distribution and service fees	519,741
Trustees’ fees	42
Accrued expenses	393,847
Total liabilities	$5,592,343
Net Assets	$2,292,382,268

Sources of Net Assets
Paid-in capital	$2,394,244,514
Accumulated undistributed net investment income	36,756,450
Accumulated net realized loss from Portfolios	(135,845,365)
Net unrealized depreciation	(2,773,331)
Total	$2,292,382,268

Class A Shares
Net Assets	$614,147,550
Shares Outstanding	82,777,225
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.42
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$7.59

Class B Shares
Net Assets	$9,144,694
Shares Outstanding	1,307,138
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.00

Class C Shares
Net Assets	$463,409,884
Shares Outstanding	66,208,469
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.00

Class I Shares
Net Assets	$1,202,787,501
Shares Outstanding	162,343,306
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.41

Class R Shares
Net Assets	$2,892,639
Shares Outstanding	389,283
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends from Affiliated Investment Fund	$2,467,163
Interest income	3
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $1,324,836)	55,742,738
Dividend allocated from affiliated Portfolios (net of foreign taxes, $113,992)	4,663,867
Expenses, excluding interest expense, allocated from affiliated Portfolios	(8,256,437)
Interest expense allocated from affiliated Portfolios	(203,888)
Total investment income	$54,413,446

Expenses
Investment adviser fee	$8
Distribution and service fees
Class A	777,701
Class B	59,092
Class C	2,412,805
Class R	6,460
Trustees’ fees and expenses	250
Custodian fee	39,455
Transfer and dividend disbursing agent fees	700,385
Legal and accounting services	50,386
Printing and postage	102,389
Registration fees	85,305
Miscellaneous	13,935
Total expenses	$4,248,171

Net investment income	$50,165,275

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (net of foreign capital gains taxes of $99,870)	$9,517,706
Written options and swaptions	2,795,962
Securities sold short	8,906
Futures contracts	3,478,505
Swap contracts	1,125,470
Forward volatility agreements	(63,714)
Foreign currency transactions	(838,646)
Forward foreign currency exchange contracts	(14,885,966)
Non-deliverable bond forward contracts	55,649
Capital gains distributions received	403,005
Net realized gain	$1,596,877
Change in unrealized appreciation (depreciation) —
Investments — Affiliated Investment Fund	$(317,581)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease in accrued foreign capital gains taxes of $6,480)	(17,313,201)
Written options and swaptions	(739,554)
Securities sold short	(8,049)
Futures contracts	6,025,582
Swap contracts	(4,981,929)
Forward volatility agreements	(564,818)
Foreign currency	(419,994)
Forward foreign currency exchange contracts	(6,494,844)
Non-deliverable bond forward contracts	(3,288)
Net change in unrealized appreciation (depreciation)	$(24,817,676)

Net realized and unrealized loss	$(23,220,799)

Net increase in net assets from operations	$26,944,476

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$50,165,275	$87,918,701
Net realized gain	1,596,877	35,679,228
Net change in unrealized appreciation (depreciation)	(24,817,676)	14,273,238
Net increase in net assets from operations	$26,944,476	$137,871,167
Distributions to shareholders —
From net investment income
Class A	$(11,560,715)	$(26,832,551)
Class B	(167,137)	(570,504)
Class C	(7,096,492)	(16,216,424)
Class I	(22,676,396)	(37,894,663)
Class R	(45,085)	(94,351)
Total distributions to shareholders	$(41,545,825)	$(81,608,493)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$64,046,060	$200,063,399
Class B	28,707	162,920
Class C	19,276,984	55,102,659
Class I	299,291,219	756,569,935
Class R	1,047,723	950,368
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,647,884	25,221,271
Class B	155,163	514,474
Class C	6,705,809	14,948,467
Class I	20,194,661	33,878,134
Class R	30,717	59,837
Cost of shares redeemed
Class A	(102,698,011)	(488,801,850)
Class B	(2,004,974)	(6,079,822)
Class C	(65,851,726)	(177,318,937)
Class I	(221,149,987)	(403,699,494)
Class R	(947,872)	(874,858)
Net asset value of shares exchanged
Class A	3,232,432	5,995,791
Class B	(3,232,432)	(5,995,791)
Net increase in net assets from Fund share transactions	$28,772,357	$10,696,503

Net increase in net assets	$14,171,008	$66,959,177

Net Assets
At beginning of period	$2,278,211,260	$2,211,252,083
At end of period	$2,292,382,268	$2,278,211,260

Accumulated undistributed net investment income
At end of period	$36,756,450	$28,137,000

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$7.470		$7.280		$7.360		$7.900		$7.860		$8.150

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.295		$0.284		$0.302		$0.356		$0.321
Net realized and unrealized gain (loss)	(0.078)		0.171		(0.069)		(0.361)		0.055		(0.232)

Total income (loss) from operations	$0.088		$0.466		$0.215		$(0.059)		$0.411		$0.089

Less Distributions
From net investment income	$(0.138)		$(0.276)		$(0.269)		$(0.318)		$(0.371)		$(0.246)
From net realized gain	—		—		—		(0.163)		—		(0.024)
Tax return of capital	—		—		(0.026)		—		—		(0.109)

Total distributions	$(0.138)		$(0.276)		$(0.295)		$(0.481)		$(0.371)		$(0.379)

Net asset value — End of period	$7.420		$7.470		$7.280		$7.360		$7.900		$7.860

Total Return(2)	1.32	%(3)	6.35%		3.05%		(0.81)%		5.35%		1.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$614,148		$642,805		$878,296		$1,257,518		$846,873		$1,114,267
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.09	%(6)(7)	1.09	%(7)	1.08	%(7)	1.06	%(8)	1.17	%(8)	1.16	%(8)
Net investment income	4.48	%(6)	3.98%		3.94%		3.96%		4.53%		3.97%
Portfolio Turnover of the Fund(9)	7	%(3)	11%		10%		10%		53%		24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04% and 0.10% for the years ended October 31, 2015, 2014 and 2013, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$7.040		$6.870		$6.940		$7.450		$7.420		$7.690

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.226		$0.217		$0.234		$0.280		$0.246
Net realized and unrealized gain (loss)	(0.066)		0.152		(0.060)		(0.335)		0.042		(0.217)

Total income (loss) from operations	$0.064		$0.378		$0.157		$(0.101)		$0.322		$0.029

Less Distributions
From net investment income	$(0.104)		$(0.208)		$(0.207)		$(0.246)		$(0.292)		$(0.189)
From net realized gain	—		—		—		(0.163)		—		(0.024)
Tax return of capital	—		—		(0.020)		—		—		(0.086)

Total distributions	$(0.104)		$(0.208)		$(0.227)		$(0.409)		$(0.292)		$(0.299)

Net asset value — End of period	$7.000		$7.040		$6.870		$6.940		$7.450		$7.420

Total Return(2)	1.05	%(3)	5.56%		2.21%		(1.44)%		4.42%		0.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,145		$14,252		$25,070		$39,827		$55,844		$77,536
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.84	%(6)(7)	1.84	%(7)	1.83	%(7)	1.81	%(8)	1.93	%(8)	1.91	%(8)
Net investment income	3.71	%(6)	3.23%		3.19%		3.23%		3.76%		3.21%
Portfolio Turnover of the Fund(9)	7	%(3)	11%		10%		10%		53%		24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04% and 0.10% for the years ended October 31, 2015, 2014 and 2013, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$7.040		$6.870		$6.940		$7.460		$7.420		$7.690

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.227		$0.216		$0.233		$0.279		$0.245
Net realized and unrealized gain (loss)	(0.066)		0.151		(0.059)		(0.344)		0.053		(0.216)

Total income (loss) from operations	$0.064		$0.378		$0.157		$(0.111)		$0.332		$0.029

Less Distributions
From net investment income	$(0.104)		$(0.208)		$(0.207)		$(0.246)		$(0.292)		$(0.189)
From net realized gain	—		—		—		(0.163)		—		(0.024)
Tax return of capital	—		—		(0.020)		—		—		(0.086)

Total distributions	$(0.104)		$(0.208)		$(0.227)		$(0.409)		$(0.292)		$(0.299)

Net asset value — End of period	$7.000		$7.040		$6.870		$6.940		$7.460		$7.420

Total Return(2)	0.91	%(3)	5.56%		2.35%		(1.57)%		4.56%		0.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$463,410		$506,158		$598,798		$727,676		$584,964		$724,705
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.84	%(6)(7)	1.84	%(7)	1.83	%(7)	1.81	%(8)	1.93	%(8)	1.91	%(8)
Net investment income	3.73	%(6)	3.24%		3.18%		3.23%		3.76%		3.21%
Portfolio Turnover of the Fund(9)	7	%(3)	11%		10%		10%		53%		24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04% and 0.10% for the years ended October 31, 2015, 2014 and 2013, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$7.460		$7.270		$7.350		$7.880		$7.850		$8.140

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.316		$0.302		$0.318		$0.371		$0.340
Net realized and unrealized gain (loss)	(0.079)		0.168		(0.069)		(0.348)		0.049		(0.231)

Total income (loss) from operations	$0.097		$0.484		$0.233		$(0.030)		$0.420		$0.109

Less Distributions
From net investment income	$(0.147)		$(0.294)		$(0.285)		$(0.337)		$(0.390)		$(0.261)
From net realized gain	—		—		—		(0.163)		—		(0.024)
Tax return of capital	—		—		(0.028)		—		—		(0.114)

Total distributions	$(0.147)		$(0.294)		$(0.313)		$(0.500)		$(0.390)		$(0.399)

Net asset value — End of period	$7.410		$7.460		$7.270		$7.350		$7.880		$7.850

Total Return(2)	1.44	%(3)	6.62%		3.30%		(0.44)%		5.49%		1.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,202,788		$1,112,215		$706,509		$1,052,734		$354,633		$395,581
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.84	%(6)(7)	0.84	%(7)	0.82	%(7)	0.81	%(8)	0.90	%(8)	0.91	%(8)
Net investment income	4.75	%(6)	4.25%		4.19%		4.18%		4.72%		4.20%
Portfolio Turnover of the Fund(9)	7	%(3)	11%		10%		10%		53%		24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04% and 0.10% for the years ended October 31, 2015, 2014 and 2013, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value — Beginning of period	$7.480		$7.290		$7.370		$7.910		$7.880		$8.160

Income (Loss) From Operations
Net investment income(1)	$0.158		$0.279		$0.269		$0.282		$0.334		$0.299
Net realized and unrealized gain (loss)	(0.079)		0.169		(0.072)		(0.360)		0.047		(0.220)

Total income (loss) from operations	$0.079		$0.448		$0.197		$(0.078)		$0.381		$0.079

Less Distributions
From net investment income	$(0.129)		$(0.258)		$(0.249)		$(0.299)		$(0.351)		$(0.232)
From net realized gain	—		—		—		(0.163)		—		(0.024)
Tax return of capital	—		—		(0.028)		—		—		(0.103)

Total distributions	$(0.129)		$(0.258)		$(0.277)		$(0.462)		$(0.351)		$(0.359)

Net asset value — End of period	$7.430		$7.480		$7.290		$7.370		$7.910		$7.880

Total Return(2)	1.19	%(3)	6.08%		2.79%		(1.05)%		4.94%		0.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,893		$2,781		$2,579		$5,457		$1,513		$1,387
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.34	%(6)(7)	1.34	%(7)	1.33	%(7)	1.31	%(8)	1.42	%(8)	1.41	%(8)
Net investment income	4.25	%(6)	3.75%		3.72%		3.70%		4.24%		3.68%
Portfolio Turnover of the Fund(9)	7	%(3)	11%		10%		10%		53%		24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.02%, 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017 and 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04% and 0.10% for the years ended October 31, 2015, 2014 and 2013, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in eight portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2018 were as follows: Boston Income Portfolio (less than 0.05%), Emerging Markets Local Income Portfolio (7.4%), Global Macro Absolute Return Advantage Portfolio (8.3%), Global Macro Portfolio (less than 0.05%), Global Opportunities Portfolio (92.4%), High Income Opportunities Portfolio (6.1%), Senior Debt Portfolio (1.8%) and Short Duration High Income Portfolio (17.6%).The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.

Additional valuation policies for the other Portfolios are as follows:

Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.

15

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2018, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to shareholders.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $69,936,954 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $11,802,785 are short-term and $58,134,169 are long-term.

16

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,363,585,978

Gross unrealized appreciation	$18,567,023
Gross unrealized depreciation	(89,116,049)

Net unrealized depreciation	$(70,549,026)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2018, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $7,069,639 and the adviser fee paid by the Fund on Investable Assets amounted to $8. For the six months ended April 30, 2018, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.63% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $36,899 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $9,819 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $2,467,160 and none, respectively, for the six months ended April 30, 2018.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $777,701 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $44,319 and $1,809,604 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $3,230 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $14,773, $603,201 and $3,230 for Class B, Class C and Class R shares, respectively.

17

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $500 and $13,000 of CDSCs paid by Class B and Class C shareholders, respectively.

7  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Emerging Markets Local Income Portfolio	$25,378,194	$—
Global Macro Absolute Return Advantage Portfolio	6,691,750	(16,811,359)
Global Opportunities Portfolio	63,240,126	(104,117,881)
High Income Opportunities Portfolio	492,367	(34,021,180)
Senior Debt Portfolio	52,359,269	(8,077,303)
Short Duration High Income Portfolio	—	(3,600,000)

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	8,568,749	26,964,605
Issued to shareholders electing to receive payments of distributions in Fund shares	1,427,946	3,401,675
Redemptions	(13,744,615)	(65,702,732)
Exchange from Class B shares	432,352	806,053

Net decrease	(3,315,568)	(34,530,399)

Class B	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	4,078	23,288
Issued to shareholders electing to receive payments of distributions in Fund shares	22,061	73,573
Redemptions	(284,597)	(869,097)
Exchange to Class A shares	(458,737)	(855,100)

Net decrease	(717,195)	(1,627,336)

18

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	2,734,983	7,867,007
Issued to shareholders electing to receive payments of distributions in Fund shares	953,207	2,136,058
Redemptions	(9,343,473)	(25,323,948)

Net decrease	(5,655,283)	(15,320,883)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	40,094,203	101,878,229
Issued to shareholders electing to receive payments of distributions in Fund shares	2,712,748	4,568,891
Redemptions	(29,634,802)	(54,457,831)

Net increase	13,172,149	51,989,289

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	139,942	127,912
Issued to shareholders electing to receive payments of distributions in Fund shares	4,113	8,050
Redemptions	(126,622)	(117,848)

Net increase	17,433	18,114

9  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2018 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,985,273	257,773	—	6,243,046	$59,308,940	$2,467,160	$—	$(317,581)

					$59,308,940	$2,467,160	$—	$(317,581)

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

19

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$2,233,726,362	$—	$—	$2,233,726,362
Investments in Affiliated Investment Funds	59,308,940	—	—	59,308,940
Short-Term Investments	—	1,650	—	1,650

Total Investments	$2,293,035,302	$1,650	$—	$2,293,036,952

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 23.3%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$171,460	$193,092
Series 4273, Class SP, 6.968%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	564,631
Series 4407, Class LN, 4.924%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	234,181	206,995
Series 4637, Class CU, 3.00%, 8/15/44	12,216,282	11,387,871
Series 4677, Class SB, 8.453%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	3,530,037	3,450,231
Series 4703, Class TZ, 4.00%, 7/15/47	389,361	378,924
Series 4774, Class QD, 4.50%, 1/15/43	21,752,735	22,566,078
Interest Only:(2)
Series 267, Class S5, 4.103%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	15,460,974	2,313,849
Series 2631, Class DS, 5.203%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,919,790	409,279
Series 2953, Class LS, 4.803%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	2,328,231	177,263
Series 2956, Class SL, 5.103%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,477,961	227,579
Series 3114, Class TS, 4.753%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	5,266,610	589,138
Series 3153, Class JI, 4.723%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	3,501,133	522,592
Series 3727, Class PS, 4.803%, (6.70% - 1 mo. USD LIBOR), 11/15/38(1)	1,466,418	20,267
Series 3745, Class SA, 4.853%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	1,984,060	110,610
Series 3845, Class ES, 4.753%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)	1,005,158	25,059
Series 3969, Class SB, 4.753%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	1,429,517	67,821
Series 3973, Class SG, 4.753%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	2,757,931	205,637
Series 4007, Class JI, 4.00%, 2/15/42	3,193,488	635,576
Series 4050, Class IB, 3.50%, 5/15/41	14,448,694	2,233,524
Series 4067, Class JI, 3.50%, 6/15/27	12,079,298	1,274,011
Series 4070, Class S, 4.203%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	18,450,466	2,563,336
Series 4095, Class HS, 4.203%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	6,082,175	728,941
Series 4109, Class ES, 4.253%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	90,854	14,051
Series 4109, Class KS, 4.203%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	1,230,165	51,523
Series 4109, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	7,156,221	1,099,741
Series 4149, Class S, 4.353%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	5,358,432	785,297

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4163, Class GS, 4.303%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	$4,268,917	$691,601
Series 4169, Class AS, 4.353%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	6,666,795	895,513
Series 4180, Class GI, 3.50%, 8/15/26	5,306,914	423,058
Series 4188, Class AI, 3.50%, 4/15/28	9,173,261	839,006
Series 4189, Class SQ, 4.253%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	7,405,701	984,002
Series 4203, Class QS, 4.353%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	5,110,345	660,754
Series 4212, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	13,015,739	1,097,855
Series 4233, Class GI, 3.50%, 3/15/25	1,425,097	25,173
Series 4323, Class CI, 4.00%, 3/15/40	8,672,805	806,856
Series 4332, Class IK, 4.00%, 4/15/44	3,299,264	748,607
Series 4332, Class KI, 4.00%, 9/15/43	3,146,035	572,124
Series 4343, Class PI, 4.00%, 5/15/44	6,826,850	1,517,248
Series 4370, Class IO, 3.50%, 9/15/41	4,630,499	728,994
Series 4381, Class SK, 4.253%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	7,366,600	1,351,747
Series 4388, Class MS, 4.203%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	8,338,110	1,591,227
Series 4408, Class IP, 3.50%, 4/15/44	10,053,786	1,939,768
Series 4452, Class SP, 4.303%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	14,671,231	2,180,085
Series 4497, Class CS, 4.303%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	22,557,868	4,430,668
Series 4507, Class MI, 3.50%, 8/15/44	12,540,655	2,363,728
Series 4507, Class SJ, 4.283%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	12,759,819	2,275,899
Series 4520, Class PI, 4.00%, 8/15/45	55,636,489	8,970,104
Series 4526, Class PI, 3.50%, 1/15/42	7,766,060	1,226,351
Series 4528, Class BS, 4.253%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	12,265,626	2,477,876
Series 4629, Class QI, 3.50%, 11/15/46	13,456,622	2,354,179
Series 4637, Class IP, 3.50%, 4/15/44	6,244,784	1,040,272
Series 4644, Class TI, 3.50%, 1/15/45	12,015,563	2,237,097
Series 4653, Class PI, 3.50%, 7/15/44	6,999,629	1,102,006
Series 4667, Class PI, 3.50%, 5/15/42	26,526,781	4,185,759
Series 4672, Class LI, 3.50%, 1/15/43	13,845,739	2,068,974
Series 4744, Class IO, 4.00%, 11/15/47	9,934,648	2,136,444
Series 4749, Class IL, 4.00%, 12/15/47	8,372,461	2,004,287
Series 4767, Class IM, 4.00%, 5/15/45	15,893,171	2,681,075
Series 4768, Class IO, 4.00%, 3/15/48	10,528,249	2,567,041
Principal Only:(3)
Series 4417, Class KO, 0.00%, 12/15/43	1,646,202	996,817
Series 4478, Class PO, 0.00%, 5/15/45	4,157,792	3,346,212
		$118,321,323

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.547%, (1 mo. USD LIBOR + 4.65%), 10/25/28(4)	$1,750,000	$2,011,579
Series 2017-DNA1, Class B1, 6.847%, (1 mo. USD LIBOR + 4.95%), 7/25/29(4)	1,244,000	1,378,499
Series 2017-DNA1, Class M2, 5.147%, (1 mo. USD LIBOR + 3.25%), 7/25/29(4)	13,000,000	14,103,271
Series 2017-DNA2, Class M2, 5.347%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	20,310,000	22,285,387
Series 2017-DNA3, Class M2, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	3,234,730	3,354,294
Series 2017-DNA3, Class M2B, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	11,288,000	11,543,816
Series 2018-DNA1, Class M2, 3.697%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	10,080,870	10,047,446
		$64,724,292
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$339,573	$368,624
Series 1994-42, Class K, 6.50%, 4/25/24	214,616	229,144
Series 2009-62, Class WA, 5.576%, 8/25/39(5)	2,193,328	2,333,078
Series 2013-6, Class TA, 1.50%, 1/25/43	2,530,546	2,420,040
Series 2017-66, Class ZJ, 3.00%, 9/25/57	5,223,709	4,596,997
Series 2017-76, Class Z, 3.00%, 10/25/57	9,731,561	8,844,317
Interest Only:(2)
Series 2004-46, Class SI, 4.103%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	4,753,450	536,727
Series 2005-17, Class SA, 4.803%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,650,750	454,653
Series 2005-71, Class SA, 4.853%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	2,479,416	201,907
Series 2005-105, Class S, 4.803%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	2,407,932	382,170
Series 2006-44, Class IS, 4.703%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	2,044,025	313,809
Series 2006-65, Class PS, 5.323%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	2,037,622	358,890
Series 2006-96, Class SN, 5.303%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,787,389	414,127
Series 2006-104, Class SD, 4.743%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	2,060,372	313,097
Series 2006-104, Class SE, 4.733%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,373,582	217,230
Series 2007-50, Class LS, 4.553%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,770,102	427,928
Series 2008-26, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	3,849,643	535,356
Series 2008-61, Class S, 4.203%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	6,408,675	902,651
Series 2010-99, Class NS, 4.703%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	2,809,769	137,082

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2010-124, Class SJ, 4.153%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	$2,850,501	$163,142
Series 2010-135, Class SD, 4.103%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	6,069,691	395,456
Series 2011-45, Class SA, 4.753%, (6.65% - 1 mo. USD LIBOR), 1/25/29(1)	1,649,591	27,333
Series 2011-101, Class IC, 3.50%, 10/25/26	5,641,246	501,824
Series 2011-101, Class IE, 3.50%, 10/25/26	4,257,139	380,573
Series 2011-104, Class IM, 3.50%, 10/25/26	7,036,326	634,510
Series 2012-24, Class S, 3.603%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	3,143,959	200,089
Series 2012-30, Class SK, 4.653%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	8,855,960	1,112,429
Series 2012-52, Class DI, 3.50%, 5/25/27	10,532,411	1,076,228
Series 2012-56, Class SU, 4.853%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	2,465,257	108,089
Series 2012-63, Class EI, 3.50%, 8/25/40	12,431,564	1,432,007
Series 2012-73, Class MS, 4.153%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	10,579,003	790,682
Series 2012-76, Class GS, 4.153%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	6,412,540	552,943
Series 2012-86, Class CS, 4.203%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	4,423,341	350,117
Series 2012-94, Class KS, 4.753%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	16,400,365	1,992,461
Series 2012-94, Class SL, 4.803%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	12,300,274	1,514,316
Series 2012-97, Class PS, 4.253%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	12,596,984	1,851,687
Series 2012-103, Class GS, 4.203%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	11,600,408	918,074
Series 2012-112, Class SB, 4.253%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	10,192,128	1,442,960
Series 2012-124, Class IO, 1.303%, 11/25/42(5)	15,139,814	650,372
Series 2012-139, Class LS, 4.263%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	8,693,255	1,597,226
Series 2012-147, Class SA, 4.203%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	11,191,165	1,936,169
Series 2012-150, Class PS, 4.253%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	10,100,455	1,366,146
Series 2012-150, Class SK, 4.253%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	15,930,230	2,135,118
Series 2013-11, Class IO, 4.00%, 1/25/43	26,816,431	4,354,530
Series 2013-12, Class SP, 3.753%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	4,735,151	517,473
Series 2013-15, Class DS, 4.303%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	11,461,252	1,529,134
Series 2013-23, Class CS, 4.353%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	6,189,845	852,389

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2013-54, Class HS, 4.403%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	$10,334,146	$960,536
Series 2013-64, Class PS, 4.353%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	7,541,856	957,386
Series 2013-66, Class JI, 3.00%, 7/25/43	12,241,108	1,930,359
Series 2013-75, Class SC, 4.353%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	18,435,770	1,704,671
Series 2014-29, Class IG, 3.50%, 6/25/43	3,906,778	491,369
Series 2014-32, Class EI, 4.00%, 6/25/44	3,714,473	823,865
Series 2014-41, Class SA, 4.153%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	7,641,003	1,623,993
Series 2014-43, Class PS, 4.203%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	8,040,726	1,444,828
Series 2014-55, Class IN, 3.50%, 7/25/44	12,121,017	2,054,134
Series 2014-64, Class BI, 3.50%, 3/25/44	4,437,477	647,250
Series 2014-67, Class IH, 4.00%, 10/25/44	8,348,893	1,598,812
Series 2014-80, Class CI, 3.50%, 12/25/44	7,274,184	1,224,610
Series 2014-89, Class IO, 3.50%, 1/25/45	11,756,825	2,209,187
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,709,945
Series 2015-14, Class KI, 3.00%, 3/25/45	14,655,191	2,295,091
Series 2015-17, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	12,449,904	1,966,589
Series 2015-22, Class GI, 3.50%, 4/25/45	7,340,931	1,237,666
Series 2015-31, Class SG, 4.203%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	15,655,455	3,148,403
Series 2015-36, Class IL, 3.00%, 6/25/45	8,606,351	1,370,993
Series 2015-47, Class SG, 4.253%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	9,572,099	1,703,302
Series 2015-52, Class MI, 3.50%, 7/25/45	19,777,828	3,475,411
Series 2015-93, Class BS, 4.253%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	12,435,929	2,427,005
Series 2015-95, Class SB, 4.103%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	17,309,035	2,675,811
Series 2016-1, Class SJ, 4.253%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	24,340,546	4,280,475
Series 2017-46, Class NI, 3.00%, 8/25/42	13,926,874	2,053,690
Series 2018-21, Class IO, 3.00%, 4/25/48	25,487,628	5,110,392
		$105,497,077
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 6.147%, (1 mo. USD LIBOR + 4.25%), 1/25/29(4)	$9,000,000	$10,279,723
Series 2017-C01, Class 1M2, 5.447%, (1 mo. USD LIBOR + 3.55%), 7/25/29(4)	4,923,016	5,396,906
Series 2017-C03, Class 1M2, 4.897%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	6,300,000	6,715,700
Series 2017-C05, Class 1M2C, 4.097%, (1 mo. USD LIBOR + 2.20%), 1/25/30(4)	15,159,694	15,051,968

Security	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2017-C06, Class 1M2, 4.547%, (1 mo. USD LIBOR + 2.65%), 2/25/30(4)	$212,953	$221,383
Series 2017-C07, Class 1M2, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	1,617,365	1,663,692
Series 2017-C07, Class 1M2C, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	10,892,184	10,949,713
Series 2018-C01, Class 1M2, 4.147%, (1 mo. USD LIBOR + 2.25%), 7/25/30(4)	20,197,054	20,650,854
		$70,929,939
Government National Mortgage Association:
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$2,654,984	$2,653,787
Series 2017-110, Class ZJ, 3.00%, 7/20/47	1,274,082	1,112,165
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,255,180	3,037,866
Interest Only:(2)
Series 2011-48, Class SD, 4.773%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	4,701,429	227,425
Series 2014-68, Class KI, 0.627%, 10/20/42(5)	13,777,799	396,766
Series 2015-116, Class AS, 3.803%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	10,491,612	1,089,502
Series 2017-104, Class SD, 4.303%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	17,082,119	3,006,844
Series 2017-121, Class DS, 2.603%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	18,201,021	1,147,003
Series 2017-137, Class AS, 2.603%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	27,781,651	1,832,786
		$14,504,144

Total Collateralized Mortgage Obligations (identified cost $409,440,029)		$373,976,775

Mortgage Pass-Throughs — 2.5%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.855%, (COF + 1.25%), with maturity at 2035(6)	$590,911	$608,020
4.409%, (COF + 1.25%), with maturity at 2030(6)	195,616	207,881
6.50%, with maturity at 2036	1,427,779	1,574,668
7.00%, with various maturities to 2036	2,490,820	2,796,099
7.50%, with maturity at 2035	772,658	875,566
8.00%, with maturity at 2026	191,934	194,979
		$6,257,213

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Federal National Mortgage Association:
3.707%, (COF + 1.25%), with maturity at 2035(6)	$500,212	$522,763
3.806%, (COF + 1.78%), with maturity at 2035(6)	1,309,909	1,392,041
6.00%, with various maturities to 2032	558,289	616,490
6.50%, with various maturities to 2036	2,127,545	2,354,090
7.00%, with various maturities to 2037	4,290,864	4,856,598
7.50%, with maturity at 2035	4,283,009	4,893,337
8.50%, with maturity at 2032	270,251	316,820
9.50%, with maturity at 2028	406,120	443,871
		$15,396,010
Government National Mortgage Association:
5.00%, with maturity at 2047	$17,053,465	$17,965,641
		$17,965,641

Total Mortgage Pass-Throughs (identified cost $39,239,368)		$39,618,864

Commercial Mortgage-Backed Securities — 5.0%
Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.588%, 12/10/54(5)(7)	$800,000	$670,524
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.259%, 3/10/48(5)(7)	10,277,500	8,575,137
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	10,000,000	7,960,191
Series 2015-CR27, Class D, 3.621%, 10/10/48(5)(7)	10,000,000	7,831,475
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.815%, 4/15/47(5)(7)	2,081,000	1,847,905
Series 2014-C22, Class D, 4.711%, 9/15/47(5)(7)	3,430,000	2,852,837
Series 2014-C23, Class D, 4.106%, 9/15/47(5)(7)	1,500,000	1,284,957
Series 2014-C25, Class D, 4.094%, 11/15/47(5)(7)	8,045,000	6,524,004
Series 2015-C29, Class D, 3.842%, 5/15/48(5)	10,000,000	8,115,901
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.51%, 8/15/46(5)(7)	5,000,000	4,291,052
Series 2014-C16, Class D, 4.913%, 6/15/47(5)(7)	4,000,000	3,550,548
Series 2015-C23, Class D, 4.271%, 7/15/50(5)(7)	2,500,000	2,186,915
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(7)	1,699,000	1,311,952
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.729%, 5/10/45(5)(7)	2,625,750	2,586,242
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.634%, 12/10/45(5)(7)	5,000,000	4,434,429

Security	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(7)	$9,590,000	$7,508,407
Series 2015-C29, Class D, 4.366%, 6/15/48(5)	500,000	434,770
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,180,640
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(7)	8,000,000	5,623,038

Total Commercial Mortgage-Backed Securities (identified cost $87,757,799)		$80,770,924

Asset-Backed Securities — 11.2%
Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 7.698%, (3 mo. USD LIBOR + 5.35%), 7/15/27(4)(7)	$3,500,000	$3,505,171
Series 2015-17A, Class C2, 7.198%, (3 mo. USD LIBOR + 4.85%), 1/15/28(4)(7)	3,400,000	3,415,127
Series 2015-17A, Class D, 8.698%, (3 mo. USD LIBOR + 6.35%), 1/15/28(4)(7)	2,000,000	2,011,412
Apidos CLO
Series 2015-21A, Class C, 5.905%, (3 mo. USD LIBOR + 3.55%), 7/18/27(4)(7)	4,000,000	4,015,984
Series 2015-21A, Class E, 8.805%, (3 mo. USD LIBOR + 6.45%), 7/18/27(4)(7)	2,000,000	1,945,522
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.21%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(7)	3,000,000	3,000,000
Series 2015-2A, Class E2, 7.559%, (3 mo. USD LIBOR + 5.20%), 7/29/26(4)(7)	4,500,000	4,500,225
Series 2015-2A, Class F, 8.859%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(7)	2,000,000	1,999,676
Babson CLO, Ltd.
Series 2014-IIA, Class D, 5.953%, (3 mo. USD LIBOR + 3.60%), 10/17/26(4)(7)	5,000,000	5,016,775
Series 2017-1A, Class E, 8.355%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(7)	2,900,000	2,925,973
Series 2018-1A, Class D, 7.208%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(7)	5,000,000	5,010,646
Bain Capital Credit CLO
Series 2017-2A, Class E, 8.71%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(7)	2,250,000	2,279,834
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(7)	3,500,000	3,476,445
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.959%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(7)	5,000,000	4,950,625
Series 2018-14A, Class E, 7.173%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(7)	3,000,000	2,958,939
Series 2018-5BA, Class D, (3 mo. USD LIBOR + 5.95%) 4/20/31(7)(8)	3,000,000	2,940,000

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 5.798%, (3 mo. USD LIBOR + 3.45%), 7/15/26(4)(7)	$4,000,000	$4,013,788
Series 2014-1A, Class E1, 7.448%, (3 mo. USD LIBOR + 5.10%), 7/15/26(4)(7)	1,000,000	986,569
Bluemountain CLO, Ltd.
Series 2015-3A, Class DR, 7.739%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(7)	2,000,000	1,993,352
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 8.598%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(7)	1,000,000	1,000,506
Series 2018-1A, Class E, (3 mo. USD LIBOR + 5.75%), 7/15/31(7)(8)	2,000,000	2,000,000
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 5.948%, (3 mo. USD LIBOR + 3.60%), 10/15/26(4)(7)	5,000,000	5,018,710
Series 2015-5A, Class C, 6.409%, (3 mo. USD LIBOR + 4.05%), 1/20/28(4)(7)	4,000,000	4,044,608
Series 2015-5A, Class D, 8.459%, (3 mo. USD LIBOR + 6.10%), 1/20/28(4)(7)	2,000,000	2,031,903
Series C17A, Class DR, (3 mo. USD LIBOR + 6.00%), 4/30/31(7)(8)	3,000,000	3,000,000
Cent CLO LP
Series 2014-22A, Class C, 5.544%, (3 mo. USD LIBOR + 3.75%), 11/7/26(4)(7)	5,000,000	5,013,155
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 5.539%, (3 mo. USD LIBOR + 3.70%), 8/15/28(4)(7)	6,000,000	6,016,986
Series 2015-40A, Class E, 7.789%, (3 mo. USD LIBOR + 5.95%), 8/15/28(4)(7)	2,500,000	2,502,054
Galaxy CLO, Ltd.
Series 2015-21A, Class DR, 5.009%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(7)	5,000,000	5,008,625
Series 2015-21A, Class ER, 7.609%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(7)	2,500,000	2,423,477
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.359%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(7)	3,000,000	2,951,502
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 8.855%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(7)	2,900,000	2,944,579
Invitation Homes Trust
Series 2018-SFR2, Class E, (1 mo. USD LIBOR + 2.00%), 6/17/37(7)(8)	12,000,000	12,061,723
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 5.962%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(7)	3,500,000	3,556,311
Series 2015-17A, Class ER, 8.862%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(7)	5,000,000	5,096,054

Security	Principal Amount	Value
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 6.659%, (3 mo. USD LIBOR + 4.30%), 10/20/28(4)(7)	$5,000,000	$5,035,720
Series 2015-11A, Class E, 9.059%, (3 mo. USD LIBOR + 6.70%), 10/20/28(4)(7)	2,500,000	2,536,454
Oaktree CLO, Ltd.
Series 2014-1A, Class DR, 8.12%, (3 mo. USD LIBOR + 6.30%), 5/13/29(4)(7)	3,000,000	3,006,409
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 7.392%, (3 mo. USD LIBOR + 5.50%), 5/21/27(4)(7)	3,000,000	3,002,789
Palmer Square CLO, Ltd.
Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 6.20%), 5/21/29(4)(7)	2,000,000	2,019,270
Series 2015-2A, Class CR, 6.059%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(7)	5,000,000	5,074,700
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(7)	4,000,000	4,007,841
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 4.747%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(7)	9,000,000	9,069,305
Recette CLO, LLC
Series 2015-1A, Class E, 8.059%, (3 mo. USD LIBOR + 5.70%), 10/20/27(4)(7)	4,500,000	4,529,597
Series 2015-1A, Class F, 9.809%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(7)	2,000,000	2,006,818
Upland CLO, Ltd.
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 5.90%), 4/20/31(7)(8)	2,000,000	2,000,000
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.828%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(7)	5,000,000	5,069,020
Series 2014-1A, Class DR2, 8.355%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(7)	2,000,000	2,004,346
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.659%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(7)	2,000,000	1,994,864
Series 2017-1A, Class E, 8.775%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(7)	2,000,000	2,028,842

Total Asset-Backed Securities (identified cost $173,956,330)		$179,002,231

Small Business Administration Loans (Interest Only)(9) — 5.4%
Security	Principal Amount	Value
0.657%, 3/15/30	$2,999,423	$72,421
0.73%, 7/15/31	3,490,921	94,698
0.932%, 5/15/42	1,699,172	72,514
0.98%, 4/15/32	1,690,506	62,872
1.132%, 10/14/36	3,427,664	163,081

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
1.309%, 4/15/42 to 7/15/42	$15,747,266	$948,768
1.336%, 9/15/41	2,005,589	117,146
1.382%, 6/15/41	3,283,247	192,750
1.48%, 4/15/34	1,262,739	76,455
1.49%, 7/15/36	1,219,364	70,694
1.507%, 7/15/36	1,394,175	80,070
1.559%, 3/16/42 to 7/15/42	4,338,015	304,554
1.586%, 8/28/36 to 10/21/36	4,709,260	294,775
1.609%, 12/15/41 to 7/15/42	13,131,360	967,188
1.632%, 9/15/41 to 6/15/42	3,520,029	258,046
1.682%, 4/15/41 to 5/15/42	6,008,946	465,064
1.73%, 10/15/33	1,900,435	131,577
1.732%, 11/21/41	1,284,304	98,965
1.738%, 5/15/36	3,866,510	261,809
1.803%, 11/15/33	1,641,726	117,306
1.809%, 12/21/41 to 11/15/42	9,253,844	829,683
1.836%, 11/9/36 to 2/15/40	3,238,089	234,820
1.859%, 12/28/41 to 6/15/42	19,396,572	1,612,715
1.882%, 11/19/36 to 12/15/36	5,170,417	378,535
1.909%, 2/15/42 to 7/15/42	12,470,032	1,160,657
1.934%, 7/15/42	1,819,036	166,085
1.959%, 11/29/30 to 8/15/42	9,166,081	793,587
1.982%, 10/15/37	1,130,798	83,195
2.032%, 2/15/42 to 5/15/42	4,875,680	481,157
2.055%, 1/15/38	1,185,224	92,432
2.059%, 5/15/42 to 7/15/42	5,296,435	507,352
2.109%, 4/15/33 to 7/15/42	7,519,264	703,422
2.159%, 5/15/42 to 6/15/42	6,592,172	639,732
2.182%, 11/15/40 to 12/15/40	2,016,810	183,117
2.209%, 8/15/42	3,403,306	342,740
2.211%, 5/15/36	1,644,248	0
2.232%, 1/15/41 to 1/15/42	4,931,993	503,122
2.282%, 11/1/29	1,572,771	124,864
2.309%, 4/15/42 to 7/15/42	5,453,244	618,108
2.359%, 1/11/42 to 6/15/42	25,169,262	2,689,399
2.382%, 6/15/42	1,786,693	192,452
2.386%, 7/15/40	1,482,792	139,678
2.405%, 3/15/39	964,611	95,185
2.409%, 1/15/38 to 7/15/42	24,732,125	2,714,510
2.432%, 3/15/41 to 6/15/42	5,055,374	346,534
2.459%, 12/15/26 to 8/15/42	16,062,693	1,697,750
2.482%, 2/23/41	1,156,311	126,307
2.509%, 5/15/27	1,216,883	91,900
2.532%, 11/15/42	1,717,284	199,102
2.557%, 1/15/41	1,164,831	122,087
2.559%, 7/15/42	2,226,772	287,178
2.586%, 4/15/36	1,495,323	150,190

Security	Principal Amount	Value
2.609%, 5/15/27 to 7/15/42	$16,130,230	$1,874,892
2.632%, 4/15/41	1,297,922	150,686
2.636%, 5/15/41	1,474,466	163,086
2.659%, 6/15/36 to 7/15/42	6,468,586	793,994
2.682%, 2/15/41 to 4/15/42	6,906,683	830,776
2.709%, 5/15/27 to 9/15/42	29,553,748	3,594,925
2.732%, 8/15/42	1,251,450	177,717
2.782%, 8/15/26	798,805	61,291
2.859%, 5/15/32 to 7/15/42	22,306,393	2,976,685
2.882%, 8/16/42	50,363,857	6,987,129
2.886%, 8/15/40	1,081,202	125,688
2.903%, 11/2/42	21,896,523	3,024,698
2.909%, 12/15/41 to 7/15/42	13,654,277	1,907,857
2.932%, 5/15/34 to 7/15/42	9,259,487	1,138,975
2.936%, 7/15/42	3,713,391	506,533
2.949%, 8/15/42	1,895,431	259,248
2.959%, 1/15/27 to 1/15/43	20,182,440	2,489,310
2.982%, 2/15/41 to 7/15/42	9,217,864	1,350,784
2.984%, 5/15/42 to 6/15/42	4,243,583	643,685
3.032%, 7/15/41 to 6/15/42	7,094,040	990,402
3.109%, 12/15/41 to 8/15/42	11,058,111	1,625,179
3.128%, 6/15/32	696,780	92,346
3.155%, 1/15/43	3,631,149	512,555
3.159%, 4/15/42 to 7/15/42	20,429,439	3,050,939
3.182%, 7/15/41	600,336	103,995
3.185%, 8/15/39	1,608,171	202,628
3.209%, 12/15/26 to 10/15/42	21,782,815	2,957,709
3.232%, 7/15/37 to 4/15/42	5,343,753	725,810
3.236%, 7/15/28 to 4/15/42	2,992,969	391,843
3.282%, 6/21/26 to 7/15/42	11,050,518	1,518,093
3.359%, 2/15/42 to 7/15/42	5,881,409	913,085
3.409%, 4/15/42 to 12/15/42	6,333,681	1,038,045
3.432%, 11/7/39 to 2/15/42	3,657,263	579,943
3.459%, 2/15/27 to 8/15/42	20,247,020	2,830,944
3.482%, 5/15/36 to 7/15/42	5,965,096	985,841
3.532%, 4/15/23 to 8/15/42	4,466,450	544,380
3.609%, 5/15/32 to 6/15/42	14,837,139	2,490,665
3.635%, 8/15/41	2,713,270	446,091
3.636%, 2/15/41 to 12/15/41	2,072,910	343,967
3.659%, 5/15/42 to 7/15/42	12,910,153	2,306,615
3.682%, 11/15/31 to 5/15/42	7,104,589	1,182,553
3.709%, 1/15/24 to 8/15/42	40,690,750	5,791,700
3.732%, 12/15/36 to 4/15/42	9,228,409	1,590,898
3.782%, 10/15/23 to 6/15/42	14,465,454	1,937,635

Total Small Business Administration Loans (Interest Only) (identified cost $83,004,825)		$87,370,168

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.3%(10)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		$2,237	$2,265,034
			$2,265,034

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		$10,000	$10,080,210
			$10,080,210

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 28, 2024		$2,459	$2,477,724
			$2,477,724

Lodging and Casinos — 0.3%
Hilton Worldwide Finance, LLC, Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		$4,972	$5,019,279
			$5,019,279

Oil and Gas — 0.1%
MEG Energy Corp., Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		$751	$753,326
			$753,326

Total Senior Floating-Rate Loans (identified cost $20,514,594)			$20,595,573

Foreign Government Bonds — 22.6%
Security		Principal Amount (000’s omitted)	Value

Australia — 1.0%
Australia Government Bond, 3.00%, 3/21/47(11)	AUD	23,091	$16,443,458
Total Australia			$16,443,458

Dominican Republic — 1.1%
Dominican Republic, 10.375%, 3/4/22(11)	DOP	264,300	$5,595,954
Dominican Republic, 10.40%, 5/10/19(11)	DOP	181,700	3,759,250

Security		Principal Amount (000’s omitted)	Value

Dominican Republic (continued)
Dominican Republic, 14.00%, 6/8/18(11)	DOP	257,200	$5,218,071
Dominican Republic, 15.00%, 4/5/19(11)	DOP	51,300	1,110,629
Dominican Republic, 15.95%, 6/4/21(11)	DOP	12,200	296,173
Dominican Republic, 16.00%, 7/10/20(11)	DOP	41,700	983,728
Dominican Republic, 16.95%, 2/4/22(11)	DOP	30,000	780,823
Total Dominican Republic			$17,744,628

Iceland — 2.5%
Republic of Iceland, 5.00%, 11/15/28	ISK	571,467	$5,511,924
Republic of Iceland, 6.50%, 1/24/31	ISK	1,910,543	21,025,597
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	14,134,475
Total Iceland			$40,671,996

India — 0.4%
India Government Bond, 7.59%, 3/20/29	INR	434,000	$6,335,399
Total India			$6,335,399

Indonesia — 3.2%
Indonesia Government Bond, 7.50%, 5/15/38	IDR	21,013,000	$1,521,545
Indonesia Government Bond, 8.25%, 5/15/36	IDR	639,966,000	49,403,305
Total Indonesia			$50,924,850

Japan — 5.2%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(12)	JPY	13,457	$129,257
Japan Government CPI Linked Bond, 0.10%, 3/10/27(12)	JPY	8,663,124	84,079,533
Total Japan			$84,208,790

New Zealand — 5.1%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	42,568	$31,251,977
New Zealand Government Bond, 2.50%, 9/20/35(11)(12)	NZD	596	453,892
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	61,598	49,411,710
Total New Zealand			$81,117,579

Serbia — 1.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$20,729,765
Total Serbia			$20,729,765

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 0.9%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$90,584
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	31,000	203,039
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	2,299,833
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	784,414
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,558,687
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,648,105
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	514,920
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	122,000	812,984
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	73,434
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	579,000	3,898,656
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	138,000	934,892
Total Sri Lanka			$13,819,548

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(11)(12)	THB	979,222	$30,057,996
Total Thailand			$30,057,996

Total Foreign Government Bonds (identified cost $351,488,097)			$362,054,009

Foreign Corporate Bonds — 1.9%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20(4)(11)	ARS	8,500	$411,091
YPF SA, 26.563%, (Badlar + 4.00%), 7/7/20(4)(11)	USD	1,775	1,349,124
Total Argentina			$1,760,215

Austria — 0.2%
BRF GmbH, 4.35%, 9/29/26(11)	USD	1,150	$1,029,250
JBS Investments GmbH, 7.25%, 4/3/24(11)	USD	1,500	1,484,550
Total Austria			$2,513,800

Bermuda — 0.1%
Digicel, Ltd., 6.00%, 4/15/21(11)	USD	1,500	$1,432,500
Total Bermuda			$1,432,500

Brazil — 0.1%
Banco do Brasil S.A./Cayman, 6.25% to 4/15/24(11)(13)(14)	USD	1,600	$1,425,520
Total Brazil			$1,425,520

Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(11)	EUR	1,200	$1,451,047
Total Bulgaria			$1,451,047

Cayman Islands — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(11)	USD	1,500	$1,432,500
Total Cayman Islands			$1,432,500

China — 0.3%
21Vianet Group, Inc., 7.00%, 8/17/20(11)	USD	1,000	$1,006,250
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(11)	USD	1,300	1,218,276
KWG Property Holding, Ltd., 6.00%, 9/15/22(11)	USD	1,300	1,217,741
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(11)	USD	200	178,919
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(11)	USD	1,280	1,277,414
Total China			$4,898,600

Honduras — 0.0%(15)
Inversiones Atlantida SA, 8.25%, 7/28/22(11)	USD	610	$639,738
Total Honduras			$639,738

Ireland — 0.1%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(11)	USD	1,900	$1,930,542
Total Ireland			$1,930,542

Kazakhstan — 0.0%(15)
Development Bank of Kazakhstan JSC, 9.50%, 12/14/20(11)	KZT	250,000	$769,845
Total Kazakhstan			$769,845

Mexico — 0.1%
Cydsa SAB de CV, 6.25%, 10/4/27(11)	USD	1,000	$963,350
Grupo Kaltex SA de CV, 8.875%, 4/11/22(11)	USD	1,750	1,526,875
Total Mexico			$2,490,225

Netherlands — 0.1%
Petrobras Global Finance BV, 7.375%, 1/17/27	USD	1,400	$1,503,600
Total Netherlands			$1,503,600

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 0.2%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(11)	USD	2,000	$2,035,000
Zenith Bank PLC, 7.375%, 5/30/22(11)	USD	1,000	1,033,050
Total Nigeria			$3,068,050

Panama — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(11)	USD	2,000	$1,942,500
Total Panama			$1,942,500

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(11)	USD	1,000	$908,115
Total Singapore			$908,115

South Africa — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(11)	USD	1,500	$1,475,850
Total South Africa			$1,475,850

Turkey — 0.1%
Turkiye Garanti Bankasi AS, 6.125% to 5/24/22, 5/24/27(11)(13)	USD	1,500	$1,455,938
Total Turkey			$1,455,938

Total Foreign Corporate Bonds (identified cost $31,644,743)			$31,098,585

U.S. Treasury Obligations — 3.5%
Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(16)(17)		$58,645,009	$56,864,535

Total U.S. Treasury Obligations (identified cost $58,376,402)			$56,864,535

Common Stocks — 0.3%
Security		Shares	Value

Iceland — 0.3%
Eik Fasteignafelag HF(18)		3,180,300	$313,976
Eimskipafelag Islands HF		326,400	720,925
Hagar HF		1,861,500	754,240
Reginn HF(18)		1,843,700	442,750
Reitir Fasteignafelag HF		1,090,500	970,986
Siminn HF		13,922,800	605,399

Security	Shares	Value

Iceland (continued)
Sjova-Almennar Tryggingar HF	2,002,600	$328,522
Vatryggingafelag Islands HF	9,928,400	1,358,912
Total Iceland		$5,495,710

Total Common Stocks (identified cost $6,045,920)		$5,495,710

Closed-End Funds — 4.3%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,000,336	$10,613,565
BlackRock Multi-Sector Income Trust	675,742	11,453,827
Brookfield Real Assets Income Fund, Inc.	419,101	9,308,233
MFS Multimarket Income Trust	1,093,200	6,253,104
Nuveen Global High Income Fund	456,000	7,355,280
Nuveen Mortgage Opportunity Term Fund	324,311	7,559,689
Prudential Global Short Duration High Yield Fund, Inc.	293,307	4,050,570
Wells Fargo Income Opportunities Fund	669,620	5,403,833
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,250,666

Total Closed-End Funds (identified cost $71,991,087)		$68,248,767

Other — 2.2%
Security	Shares	Value

Reinsurance — 2.2%
Altair V Reinsurance(18)(19)(20)(21)	3,398	$1,546,293
Altair VI Reinsurance(18)(19)(20)(21)	1,000	5,072,525
Blue Lotus Re, Ltd.(18)(19)(20)(21)	6,000	6,227,400
Eden Re II, Ltd.(7)(18)(19)(20)	2,500,000	1,760,500
Eden Re II, Ltd.(7)(18)(19)(20)	2,500,000	2,574,000
Eden Re II, Ltd.(7)(18)(19)(20)	7,500,000	7,722,000
Mt. Logan Re, Ltd.(18)(19)(20)(21)	10,000	10,212,864

Total Other (identified cost $36,934,947)		$35,115,582

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 13.6%
Foreign Government Securities — 2.4%
Security		Principal Amount (000’s omitted)	Value

Egypt — 2.4%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	45,125	$2,555,933
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	83,300	4,668,622
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	12,875	719,199
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	48,350	2,641,728
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	101,100	5,488,908
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	40,775	2,206,774
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	227,000	12,043,677
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	144,775	7,657,372
Total Egypt			$37,982,213

Total Foreign Government Securities (identified cost $37,892,605)			$37,982,213

U.S. Treasury Obligations — 0.7%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/17/18(17)		$10,500	$10,492,592

Total U.S. Treasury Obligations (identified cost $10,492,694)			$10,492,592

Other — 10.5%
Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(22)		169,262,310	$169,245,384

Total Other (identified cost $169,236,389)			$169,245,384

Total Short-Term Investments (identified cost $217,621,688)			$217,720,189

Total Purchased Options and Swaptions — 1.3% (identified cost $23,100,458)			$21,679,705

Total Investments — 98.4% (identified cost $1,611,116,287)			$1,579,611,617

Other Assets, Less Liabilities — 1.6%			$25,685,116

Net Assets — 100.0%			$1,605,296,733

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2018.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2018.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $252,138,153 or 15.7% of the Portfolio’s net assets.

(8)	When-issued security. For a variable rate security, interest rate will be determined after April 30, 2018.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $174,958,646 or 10.9% of the Portfolio’s net assets.

(12)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Security converts to floating rate after the indicated fixed-rate coupon period.

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(15)	Amount is less than 0.05%.

(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)	Non-income producing security.
(19)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(20)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(21)	Restricted security (see Note 5).

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Purchased Currency Options — 0.1%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	12,770,000	SEK	9.96	4/15/19	$92,634
Call SEK/Put EUR	BNP Paribas	EUR	8,300,000	SEK	9.96	4/15/19	60,209
Call SEK/Put EUR	Citibank, N.A.	EUR	19,170,000	SEK	9.58	4/12/19	51,555
Call SEK/Put EUR	Citibank, N.A.	EUR	12,780,000	SEK	9.96	4/12/19	91,951
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	45,975
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	45,975
Call SEK/Put EUR	Deutsche Bank AG	EUR	29,260,000	SEK	9.56	4/23/19	79,078
Put EUR/Call USD	Deutsche Bank AG	EUR	64,000,000	USD	1.21	3/3/20	1,341,305

Total							$1,808,682

Purchased Interest Rate Swaptions — 1.1%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR-BBA Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,100,029
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR-BBA Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	4,868,672
Option to enter into interest rate swap expiring 6/12/23 to pay 3-month USD-LIBOR-BBA Rate and receive 1.78%	Morgan Stanley & Co. International PLC	270,000,000	6/8/18	24
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR-BBA Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,283,866
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR-BBA Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	5,372,305

Total				$17,624,896

Purchased Call Options — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	15,058,502	EUR	3,100.00	5/3/22	$2,246,127

Total								$2,246,127

31	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

JPY	11,664,701,944	USD	106,658,455	Standard Chartered Bank	5/1/18	$43,904	$—
JPY	349,771,704	USD	3,291,071	Standard Chartered Bank	5/1/18	—	(91,549)
JPY	9,195,877,180	USD	84,226,756	Standard Chartered Bank	5/1/18	—	(107,864)
JPY	638,585,015	USD	5,983,743	Standard Chartered Bank	5/1/18	—	(142,314)
JPY	611,313,995	USD	5,737,721	Standard Chartered Bank	5/1/18	—	(145,752)
JPY	869,154,050	USD	8,227,587	Standard Chartered Bank	5/1/18	—	(277,038)
USD	108,101,589	JPY	11,664,701,944	Standard Chartered Bank	5/1/18	1,399,229	—
USD	3,198,205	JPY	349,771,704	Standard Chartered Bank	5/1/18	—	(1,317)
USD	5,589,668	JPY	611,313,995	Standard Chartered Bank	5/1/18	—	(2,301)
USD	5,839,025	JPY	638,585,015	Standard Chartered Bank	5/1/18	—	(2,404)
USD	7,947,278	JPY	869,154,050	Standard Chartered Bank	5/1/18	—	(3,271)
USD	84,084,279	JPY	9,195,877,180	Standard Chartered Bank	5/1/18	—	(34,612)
AUD	426,998	USD	321,944	Australia and New Zealand Banking Group Limited	5/2/18	—	(478)
AUD	16,000,000	USD	12,961,520	Australia and New Zealand Banking Group Limited	5/2/18	—	(915,921)
AUD	426,998	USD	328,544	JPMorgan Chase Bank, N.A.	5/2/18	—	(7,078)
KRW	481,400,000	USD	447,315	BNP Paribas	5/2/18	3,413	—
KRW	26,289,000,000	USD	24,427,616	Nomura International PLC	5/2/18	186,400	—
KRW	26,770,400,000	USD	24,799,578	Standard Chartered Bank	5/2/18	265,167	—
NZD	871,331	USD	613,853	Australia and New Zealand Banking Group Limited	5/2/18	—	(784)
NZD	18,000,000	USD	12,667,860	Australia and New Zealand Banking Group Limited	5/2/18	—	(3,059)
NZD	17,340,048	USD	12,216,064	Australia and New Zealand Banking Group Limited	5/2/18	—	(15,605)
PHP	80,275,000	USD	1,554,994	BNP Paribas	5/2/18	—	(3,771)
PHP	467,000,000	USD	9,030,262	Deutsche Bank AG	5/2/18	—	(6,020)
PHP	461,000,000	USD	8,914,242	Goldman Sachs International	5/2/18	—	(5,943)
PHP	359,680,000	USD	6,969,867	JPMorgan Chase Bank, N.A.	5/2/18	—	(19,462)
PHP	463,505,000	USD	8,987,445	Nomura International PLC	5/2/18	—	(30,740)
PHP	332,000,000	USD	6,419,801	Standard Chartered Bank	5/2/18	—	(4,280)
PHP	356,540,000	USD	6,900,997	UBS AG	5/2/18	—	(11,268)
USD	12,385,464	AUD	16,426,998	Australia and New Zealand Banking Group Limited	5/2/18	18,400	—
USD	328,544	AUD	426,998	JPMorgan Chase Bank, N.A.	5/2/18	7,078	—
USD	450,964	KRW	481,400,000	BNP Paribas	5/2/18	236	—
USD	24,622,085	KRW	26,289,000,000	Nomura International PLC	5/2/18	8,069	—
USD	24,874,930	KRW	26,770,400,000	Standard Chartered Bank	5/2/18	—	(189,814)
USD	12,384,687	NZD	16,700,000	Australia and New Zealand Banking Group Limited	5/2/18	634,566	—
USD	13,790,112	NZD	18,871,331	Australia and New Zealand Banking Group Limited	5/2/18	512,243	—
USD	467,711	NZD	640,048	Australia and New Zealand Banking Group Limited	5/2/18	17,373	—
USD	1,552,258	PHP	80,275,000	BNP Paribas	5/2/18	1,035	—

32	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	8,973,866	PHP	467,000,000	Deutsche Bank AG	5/2/18	$—	$(50,376)
USD	8,859,422	PHP	461,000,000	Goldman Sachs International	5/2/18	—	(48,877)
USD	6,955,042	PHP	359,680,000	JPMorgan Chase Bank, N.A.	5/2/18	4,637	—
USD	8,962,680	PHP	463,505,000	Nomura International PLC	5/2/18	5,975	—
USD	6,393,714	PHP	332,000,000	Standard Chartered Bank	5/2/18	—	(21,807)
USD	6,894,325	PHP	356,540,000	UBS AG	5/2/18	4,596	—
RUB	1,761,055,424	USD	27,533,700	Standard Chartered Bank	5/7/18	418,297	—
USD	15,174,999	RUB	880,681,061	BNP Paribas	5/7/18	1,196,567	—
USD	15,171,021	RUB	880,374,363	Deutsche Bank AG	5/7/18	1,197,457	—
RUB	1,723,511,135	USD	27,133,575	Standard Chartered Bank	5/8/18	219,213	—
RUB	96,092,120	USD	1,502,179	Standard Chartered Bank	5/8/18	22,840	—
RUB	173,804,107	USD	2,736,232	Standard Chartered Bank	5/8/18	22,106	—
RUB	85,318,583	USD	1,372,078	Standard Chartered Bank	5/8/18	—	(18,040)
USD	35,944,217	RUB	2,078,725,944	BNP Paribas	5/8/18	2,954,032	—
AUD	5,587,007	USD	4,290,877	Australia and New Zealand Banking Group Limited	5/9/18	—	(84,644)
AUD	28,316,125	USD	22,262,279	Australia and New Zealand Banking Group Limited	5/9/18	—	(944,204)
AUD	3,413,474	USD	2,673,406	Goldman Sachs International	5/9/18	—	(103,538)
ILS	218,340,000	USD	63,180,740	Goldman Sachs International	5/9/18	—	(2,487,243)
USD	20,582,824	AUD	26,280,687	Goldman Sachs International	5/9/18	797,148	—
USD	35,750,028	NZD	49,033,766	Australia and New Zealand Banking Group Limited	5/9/18	1,251,340	—
CZK	726,555,657	EUR	28,514,743	JPMorgan Chase Bank, N.A.	5/10/18	—	(158,777)
THB	780,000,000	USD	23,582,766	Deutsche Bank AG	5/10/18	1,134,804	—
THB	61,901,547	USD	1,987,368	Deutsche Bank AG	5/10/18	—	(25,758)
THB	123,670,796	USD	3,981,802	Deutsche Bank AG	5/10/18	—	(62,775)
THB	206,019,800	USD	6,626,242	Deutsche Bank AG	5/10/18	—	(97,641)
THB	103,080,342	USD	3,321,422	Standard Chartered Bank	5/10/18	—	(54,890)
USD	16,737,853	EUR	14,023,000	JPMorgan Chase Bank, N.A.	5/10/18	—	(204,591)
USD	19,179,683	THB	634,368,000	Deutsche Bank AG	5/10/18	—	(922,927)
USD	6,388,751	THB	211,276,000	Standard Chartered Bank	5/10/18	—	(306,415)
AUD	5,594,000	USD	4,205,429	Australia and New Zealand Banking Group Limited	5/11/18	6,082	—
EUR	567,833	SEK	5,729,000	Credit Suisse International	5/11/18	31,469	—
SEK	5,729,000	EUR	574,755	Credit Suisse International	5/11/18	—	(39,832)
USD	9,569,448	NZD	13,348,000	Australia and New Zealand Banking Group Limited	5/11/18	178,255	—
USD	7,843,105	NZD	10,940,000	Australia and New Zealand Banking Group Limited	5/11/18	146,097	—
USD	9,118,123	NZD	13,347,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(272,367)
USD	11,640,346	NZD	17,039,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(347,708)
IDR	200,438,700,000	USD	14,563,591	BNP Paribas	5/14/18	—	(176,758)
USD	31,988,796	IDR	440,261,800,000	BNP Paribas	5/14/18	388,248	—

33	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,108,703	THB	285,740,000	Deutsche Bank AG	5/15/18	$52,455	$—
USD	1,737,501	THB	53,972,000	JPMorgan Chase Bank, N.A.	5/15/18	26,912	—
USD	5,262,765	THB	165,114,000	Standard Chartered Bank	5/15/18	29,640	—
USD	30,567,523	EUR	25,661,117	Standard Chartered Bank	5/17/18	—	(451,545)
AUD	2,270,401	USD	1,784,133	Australia and New Zealand Banking Group Limited	5/18/18	—	(74,816)
USD	1,819,423	NZD	2,495,385	Australia and New Zealand Banking Group Limited	5/18/18	63,794	—
EUR	916,461	SEK	9,255,000	Deutsche Bank AG	5/21/18	49,835	—
INR	835,627,000	USD	12,746,961	Deutsche Bank AG	5/21/18	—	(226,328)
SEK	9,255,000	EUR	933,971	Deutsche Bank AG	5/21/18	—	(71,007)
USD	3,021,056	INR	198,000,000	Bank of America, N.A.	5/21/18	54,319	—
USD	889,200	INR	58,705,000	Bank of America, N.A.	5/21/18	9,593	—
USD	220,750	INR	14,575,000	Bank of America, N.A.	5/21/18	2,365	—
USD	2,341,282	INR	153,289,617	Citibank, N.A.	5/21/18	44,465	—
USD	1,117,821	INR	73,765,000	Citibank, N.A.	5/21/18	12,562	—
USD	1,109,774	INR	73,295,000	Citibank, N.A.	5/21/18	11,557	—
USD	889,099	INR	58,685,000	Citibank, N.A.	5/21/18	9,792	—
USD	888,897	INR	58,685,000	Citibank, N.A.	5/21/18	9,590	—
USD	554,890	INR	36,595,000	Citibank, N.A.	5/21/18	6,568	—
USD	1,071,556	INR	70,749,491	Deutsche Bank AG	5/21/18	11,480	—
USD	1,099,583	INR	72,600,000	Goldman Sachs International	5/21/18	11,780	—
USD	1,110,522	INR	73,250,000	JPMorgan Chase Bank, N.A.	5/21/18	12,979	—
USD	3,747,233	INR	245,500,000	Societe Generale	5/21/18	68,780	—
USD	2,205,450	INR	145,670,000	Standard Chartered Bank	5/21/18	22,801	—
USD	1,099,833	INR	72,600,000	Standard Chartered Bank	5/21/18	12,030	—
USD	1,102,529	INR	72,800,000	Standard Chartered Bank	5/21/18	11,729	—
USD	45,461	INR	3,000,000	Standard Chartered Bank	5/21/18	511	—
USD	17,202,159	EUR	14,257,607	Standard Chartered Bank	5/24/18	—	(41,046)
USD	1,496,961	EUR	1,209,781	Australia and New Zealand Banking Group Limited	5/30/18	33,217	—
EUR	32,912,694	USD	40,371,205	Deutsche Bank AG	6/1/18	—	(543,591)
USD	39,465,647	EUR	32,231,326	Deutsche Bank AG	6/1/18	462,556	—
USD	1,191,539	EUR	977,392	Deutsche Bank AG	6/1/18	8,798	—
EUR	24,093,294	SEK	243,748,000	Goldman Sachs International	6/5/18	1,261,069	—
SEK	243,748,000	EUR	24,891,739	Goldman Sachs International	6/5/18	—	(2,227,557)
USD	1,993,137	NZD	2,729,151	Australia and New Zealand Banking Group Limited	6/8/18	73,149	—
USD	2,711,963	NZD	3,769,573	Australia and New Zealand Banking Group Limited	6/12/18	60,020	—
USD	2,169,570	NZD	3,015,658	Australia and New Zealand Banking Group Limited	6/12/18	48,016	—
CZK	419,731,000	EUR	16,485,899	Goldman Sachs International	6/14/18	—	(122,938)
EUR	5,459,818	CZK	138,298,000	Goldman Sachs International	6/14/18	74,239	—
ARS	222,500,000	USD	10,666,347	Citibank, N.A.	6/18/18	—	(246,400)
PEN	75,966,014	USD	23,153,311	Bank of America, N.A.	6/20/18	165,722	—

34	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	19,981,266	PEN	65,558,535	Bank of America, N.A.	6/20/18	$—	$(143,018)
USD	3,171,755	PEN	10,407,479	Citibank, N.A.	6/20/18	—	(22,994)
INR	242,200,000	USD	3,674,373	Citibank, N.A.	6/25/18	—	(54,399)
INR	40,000,000	USD	605,556	Goldman Sachs International	6/25/18	—	(7,707)
INR	62,500,000	USD	946,181	UBS AG	6/25/18	—	(12,043)
USD	2,000,920	INR	132,625,000	Bank of America, N.A.	6/25/18	18,678	—
USD	2,577,666	INR	170,925,000	Citibank, N.A.	6/25/18	22,983	—
USD	621,413	INR	41,150,000	Goldman Sachs International	6/25/18	6,377	—
CNH	33,000,000	USD	5,225,074	Citibank, N.A.	7/11/18	—	(18,291)
CNH	39,000,000	USD	6,177,924	Citibank, N.A.	7/11/18	—	(24,454)
CNH	65,521,200	USD	10,382,721	Citibank, N.A.	7/11/18	—	(44,702)
USD	11,710,853	NZD	16,116,000	Australia and New Zealand Banking Group Limited	7/12/18	372,716	—
USD	8,992,418	NZD	12,375,000	Australia and New Zealand Banking Group Limited	7/12/18	286,197	—
USD	8,100,844	NZD	11,230,427	Australia and New Zealand Banking Group Limited	7/12/18	199,869	—
USD	6,480,675	NZD	8,984,342	Australia and New Zealand Banking Group Limited	7/12/18	159,895	—
CNH	24,359,800	USD	3,864,365	Citibank, N.A.	7/16/18	—	(21,598)
CNH	39,500,000	USD	6,259,111	Citibank, N.A.	7/16/18	—	(27,971)
CNH	44,400,000	USD	7,041,472	Citibank, N.A.	7/16/18	—	(37,355)
CNH	19,800,000	USD	3,140,863	Deutsche Bank AG	7/16/18	—	(17,405)
CNH	52,200,000	USD	8,287,293	Deutsche Bank AG	7/16/18	—	(52,723)
USD	14,321,610	KRW	15,229,600,000	Goldman Sachs International	7/16/18	70,918	—
NOK	194,513,840	EUR	20,128,267	JPMorgan Chase Bank, N.A.	7/19/18	—	(136,445)
USD	10,493,433	EUR	8,371,975	Goldman Sachs International	7/19/18	322,824	—
ARS	222,500,000	USD	10,512,639	JPMorgan Chase Bank, N.A.	7/20/18	—	(307,047)
EUR	926,067	SEK	9,335,000	State Street Bank and Trust Company	7/20/18	52,502	—
SEK	9,335,000	EUR	942,656	State Street Bank and Trust Company	7/20/18	—	(72,656)
AUD	3,567,298	USD	2,749,181	JPMorgan Chase Bank, N.A.	7/26/18	—	(62,509)
USD	22,420,941	EUR	17,888,025	Standard Chartered Bank	7/26/18	678,093	—
USD	2,746,729	NZD	3,755,050	JPMorgan Chase Bank, N.A.	7/26/18	104,860	—
AUD	5,351,704	USD	4,123,344	Australia and New Zealand Banking Group Limited	8/2/18	—	(92,548)
PHP	467,000,000	USD	8,912,214	Deutsche Bank AG	8/2/18	76,139	—
PHP	461,000,000	USD	8,798,549	Goldman Sachs International	8/2/18	74,321	—
PHP	332,000,000	USD	6,348,478	Standard Chartered Bank	8/2/18	41,529	—
USD	24,875,624	KRW	26,770,400,000	Standard Chartered Bank	8/2/18	—	(192,717)
USD	4,103,032	NZD	5,609,902	Australia and New Zealand Banking Group Limited	8/2/18	156,129	—
USD	12,214,850	NZD	17,340,048	Australia and New Zealand Banking Group Limited	8/2/18	15,085	—
USD	613,792	NZD	871,331	Australia and New Zealand Banking Group Limited	8/2/18	758	—
USD	84,774,865	JPY	9,195,877,180	Standard Chartered Bank	8/3/18	109,757	—
NOK	94,849,000	EUR	9,784,501	Bank of America, N.A.	8/6/18	—	(37,875)
NOK	99,151,000	EUR	10,221,753	Citibank, N.A.	8/6/18	—	(31,640)

35	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	16,426,998	USD	12,391,459	Australia and New Zealand Banking Group Limited	8/9/18	$—	$(18,200)
USD	322,099	AUD	426,998	Australia and New Zealand Banking Group Limited	8/9/18	473	—
USD	12,667,410	NZD	18,000,000	Australia and New Zealand Banking Group Limited	8/9/18	2,973	—
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,615,756)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(1,109,533)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(1,142,832)
USD	3,138,842	EUR	2,527,248	JPMorgan Chase Bank, N.A.	9/20/18	53,044	—
USD	4,066,653	EUR	3,258,797	Standard Chartered Bank	9/27/18	85,352	—
USD	3,099,425	TWD	89,000,000	Citibank, N.A.	10/11/18	55,418	—
USD	8,253,526	TWD	237,000,000	Goldman Sachs International	10/11/18	147,574	—
EUR	296,024	USD	371,539	JPMorgan Chase Bank, N.A.	10/12/18	—	(9,441)
USD	6,203,171	TWD	178,000,000	Standard Chartered Bank	10/12/18	114,667	—
USD	4,193,492	TWD	120,500,000	Standard Chartered Bank	10/12/18	71,780	—
USD	6,214,533	TWD	179,600,000	Citibank, N.A.	10/16/18	69,324	—
USD	5,341,615	TWD	154,800,000	Citibank, N.A.	10/16/18	44,965	—
USD	4,129,010	TWD	119,700,000	Deutsche Bank AG	10/16/18	33,345	—
USD	6,208,326	TWD	179,700,000	Standard Chartered Bank	10/16/18	59,696	—
USD	4,142,216	TWD	120,000,000	Standard Chartered Bank	10/16/18	36,286	—
USD	2,438,777	TWD	70,566,000	Standard Chartered Bank	10/16/18	24,284	—
USD	3,196,456	TWD	93,800,000	Goldman Sachs International	10/31/18	—	(16,890)
USD	5,306,095	TWD	155,840,000	Goldman Sachs International	10/31/18	—	(32,582)
USD	6,658,715	TWD	195,400,000	Nomura International PLC	10/31/18	—	(35,185)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(796,405)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(221,475)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(212,212)
USD	4,487,373	TWD	129,887,000	Bank of America, N.A.	4/30/19	—	(23,759)
USD	5,385,147	TWD	155,900,000	Standard Chartered Bank	4/30/19	—	(29,448)
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(403,349)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(253,617)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(44,114)

						$19,367,410	$(19,839,936)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/Net Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(1,051,607)

				$(1,051,607)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

36	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	90	Long	Jun-18	$11,911,500	$(480,600)

Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	445	Short	Jun-18	(41,517,109)	250,777
CME 90-Day Eurodollar	2,285	Short	Jun-18	(557,711,375)	7,052,704
CME 90-Day Eurodollar	7,451	Long	Dec-18	1,813,480,263	(8,939,312)
CME 90-Day Eurodollar	7,451	Short	Dec-19	(1,807,426,325)	10,773,562
CME 90-Day Eurodollar	4,723	Short	Jun-20	(1,145,327,500)	4,271,662
Euro-Buxl	180	Short	Jun-18	(35,548,353)	(599,936)
Japan 10-Year Bond	95	Short	Jun-18	(130,907,428)	(8,690)
U.S. 5-Year Treasury Note	872	Short	Jun-18	(98,978,813)	271,574

					$12,591,741

CME:  Chicago Mercantile Exchange.

Euro-Buxl:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$99,926
LCH.Clearnet	EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	84,637
LCH.Clearnet	EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	67,387
LCH.Clearnet	EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	40,974
LCH.Clearnet	EUR	12,500	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.65% (pays upon termination)	11/15/32	68,768
LCH.Clearnet	EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(23,842)
LCH.Clearnet	EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(163,412)

37	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	$(158,818)
LCH.Clearnet	EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(126,262)
LCH.Clearnet	EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(47,691)
LCH.Clearnet	EUR	12,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	11/15/42	(83,668)
LCH.Clearnet	EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	117,530
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(49,408)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(67,679)
LCH.Clearnet	USD	18,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.14% (pays upon termination)	8/11/27	466,713
LCH.Clearnet	USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(809,480)
LCH.Clearnet	USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	1,336,279
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	438,277
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	457,456
LCH.Clearnet	USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	190,757
LCH.Clearnet	USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	181,581
LCH.Clearnet	USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	179,551

38	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	$122,017
LCH.Clearnet	USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.19% (pays upon termination)	11/8/47	410,346

								$2,731,939

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation

BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	$586,229
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	201,030
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	1,187,699

							$1,974,958

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	266,687	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	$(304,089)
CME Group, Inc.	BRL	282,272	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(321,576)
CME Group, Inc.	BRL	132,637	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(157,898)

39	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	436,123	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	$(519,856)
CME Group, Inc.	BRL	144,291	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	(164,528)
CME Group, Inc.	BRL	165,848	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.82% (pays upon termination)	1/2/19	(210,205)
CME Group, Inc.	BRL	52,545	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	256,299
CME Group, Inc.	BRL	80,557	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	402,862
CME Group, Inc.	BRL	50,326	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	268,490
CME Group, Inc.	BRL	24,666	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	138,442
CME Group, Inc.	BRL	26,339	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	153,319
CME Group, Inc.	BRL	29,957	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	185,393
CME Group, Inc.	KRW	4,625,610	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(39,938)
CME Group, Inc.	MXN	2,693,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/16/20	147,870
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	2/24/19	28,446
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.77% (pays semi-annually)	3/28/19	7,145
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.79% (pays semi-annually)	9/21/45	(5,006,545)
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(4,556,867)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(5,569,504)
LCH.Clearnet	EUR	58,020	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	465,784
LCH.Clearnet	EUR	12,100	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(435,695)

40	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	$(245,171)
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(178,946)
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(122,784)
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(57,905)
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(57,401)
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(93,808)
LCH.Clearnet	HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(211,049)
LCH.Clearnet	HUF	1,538,599	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(191,826)
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(90,925)
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(37,978)
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(57,164)
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(47,130)
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(229,375)
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(43,042)
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(39,904)
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(115,541)
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	307,231
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	245,902
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	275,633
LCH.Clearnet	JPY	1,363,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	57,427
LCH.Clearnet	JPY	1,364,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	47,372
LCH.Clearnet	JPY	1,013,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(175,144)
LCH.Clearnet	JPY	922,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(161,111)
LCH.Clearnet	JPY	456,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(86,787)

41	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	NZD	12,730	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	$(39,185)
LCH.Clearnet	NZD	9,260	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(29,246)
LCH.Clearnet	NZD	23,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(58,924)
LCH.Clearnet	NZD	26,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(53,658)
LCH.Clearnet	NZD	10,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(21,582)
LCH.Clearnet	NZD	10,290	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(23,221)
LCH.Clearnet	NZD	86,200	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(789,852)
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(208,287)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(155,620)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(49,419)
LCH.Clearnet	PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(169,404)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(14,024)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(30,673)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(18,506)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(28,876)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(35,668)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(26,768)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(9,747)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(10,291)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	(11,481)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(91,190)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(14,258)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(17,576)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(46,131)

42	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(2)	USD	133,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	3.08% (pays semi-annually)	4/27/22	$103,353
LCH.Clearnet(2)	USD	133,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	3.04% (pays semi-annually)	4/30/22	—
LCH.Clearnet	USD	102,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.76% (pays semi-annually)	2/5/28	(1,632,536)
LCH.Clearnet(2)	USD	29,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.14% (pays semi-annually)	4/27/30	(174,433)
LCH.Clearnet(2)	USD	29,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.06% (pays semi-annually)	4/30/30	—
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	9/21/45	4,477,715
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	10/28/45	4,386,828
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	10/28/45	5,361,679
LCH.Clearnet	USD	11,693	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(1)	9/20/47	1,045,116
LCH.Clearnet	USD	41,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.84% (pays semi-annually)	2/5/48	1,259,517
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(1)	3/21/48	304,166
LCH.Clearnet(2)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.55% (pays semi-annually)	6/11/55	251,341
LCH.Clearnet(2)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	7/27/55	137,949

							$(2,974,969)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2018.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	INR	522,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	$(26,879)
Bank of America, N.A.	INR	435,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(46,850)
Bank of America, N.A.	KRW	5,621,690	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.29% (pays quarterly)	6/20/28	(46,091)

43	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	THB	1,600,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.84% (pays semi-annually)	3/16/23	$(453,265)
Citibank, N.A.	INR	3,780,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.81% (pays semi-annually)	2/5/23	22,930
Citibank, N.A.	KRW	11,744,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	(27,718)
Deutsche Bank AG	INR	442,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	(23,484)
Deutsche Bank AG	INR	516,400	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	(21,644)
Deutsche Bank AG	KRW	11,402,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.20% (pays quarterly)	6/20/23	(33,372)
Deutsche Bank AG	KRW	6,871,200	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	(65,310)
Deutsche Bank AG	KRW	7,046,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(62,375)
Goldman Sachs International	INR	344,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	(3,791)
Goldman Sachs International	KRW	9,060,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.21% (pays quarterly)	6/20/23	(22,204)
Goldman Sachs International	KRW	4,908,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	(45,582)
Goldman Sachs International	KRW	5,033,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(43,460)
JPMorgan Chase Bank, N.A.	INR	505,065	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/21/22	(162,923)
JPMorgan Chase Bank, N.A.	INR	516,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	(26,649)
JPMorgan Chase Bank, N.A.	KRW	9,228,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	(21,779)
JPMorgan Chase Bank, N.A.	KRW	7,047,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(62,379)

44	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Standard Chartered Bank	INR	441,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	$(14,822)
Standard Chartered Bank	KRW	2,881,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(26,129)

							$(1,213,776)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 166,475,385 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$50,325
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(28,384)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(35,753)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(51,116)
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 504,944,444 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	47,364
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 513,220,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	57,741

45	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	$65,720
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	65,242
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	37,296

				$208,435

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

COF	–	Cost of Funds 11th District
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CNH	–	Yuan Renminbi Offshore
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge

LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

46	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $1,441,879,898)	$1,410,366,233
Affiliated investment, at value (identified cost, $169,236,389)	169,245,384
Cash	14,575,451
Deposits for derivatives collateral —
Financial futures contracts	50,000
Centrally cleared swap contracts	30,676,784
OTC derivatives	3,265,248
Foreign currency, at value (identified cost, $14,132,812)	14,280,097
Interest and dividends receivable	12,978,229
Dividends receivable from affiliated investment	151,674
Receivable for open forward foreign currency exchange contracts	19,367,410
Receivable for open swap contracts	2,321,576
Prepaid expenses	1,848
Total assets	$1,677,279,934

Liabilities
Cash collateral due to brokers	$3,265,248
Payable for investments purchased	20,964,005
Payable for when-issued securities	21,940,000
Payable for variation margin on open financial futures contracts	446,612
Payable for variation margin on open centrally cleared swap contracts	1,591,556
Payable for open forward foreign currency exchange contracts	19,839,936
Payable for open forward volatility agreements	1,051,607
Payable for open swap contracts	1,351,959
Payable to affiliates:
Investment adviser fee	773,745
Trustees’ fees	5,514
Accrued foreign capital gains taxes	329,673
Accrued expenses	423,346
Total liabilities	$71,983,201
Net Assets applicable to investors’ interest in Portfolio	$1,605,296,733

Sources of Net Assets
Investors’ capital	$1,625,216,365
Net unrealized depreciation	(19,919,632)
Total	$1,605,296,733

47	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $942,535)	$35,952,279
Dividends (net of foreign taxes, $26,722)	3,594,969
Dividends from affiliated investment	615,496
Total investment income	$40,162,744

Expenses
Investment adviser fee	$4,665,456
Trustees’ fees and expenses	31,584
Custodian fee	423,321
Legal and accounting services	111,436
Miscellaneous	50,924
Total expenses	$5,282,721

Net investment income	$34,880,023

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $18,828)	$5,143,878
Investment transactions — affiliated investment	(23,067)
Written options and swaptions	2,703,298
Financial futures contracts	10,556,633
Swap contracts	4,489,098
Foreign currency transactions	(995,986)
Forward foreign currency exchange contracts	(14,630,977)
Capital gains distributions received	445,701
Net realized gain	$7,688,578
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $1,461)	$(13,969,301)
Investments — affiliated investment	9,501
Written options and swaptions	(526,936)
Financial futures contracts	6,638,778
Swap contracts	(4,782,513)
Forward volatility agreements	(602,487)
Foreign currency	305,633
Forward foreign currency exchange contracts	(1,308,045)
Net change in unrealized appreciation (depreciation)	$(14,235,370)

Net realized and unrealized loss	$(6,546,792)

Net increase in net assets from operations	$28,333,231

48	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$34,880,023	$59,519,948
Net realized gain	7,688,578	20,190,807
Net change in unrealized appreciation (depreciation)	(14,235,370)	22,175,592
Net increase in net assets from operations	$28,333,231	$101,886,347
Capital transactions —
Contributions	$67,295,951	$184,552,951
Withdrawals	(123,659,573)	(132,800,500)
Net increase (decrease) in net assets from capital transactions	$(56,363,622)	$51,752,451

Net increase (decrease) in net assets	$(28,030,391)	$153,638,798

Net Assets
At beginning of period	$1,633,327,124	$1,479,688,326
At end of period	$1,605,296,733	$1,633,327,124

49	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)	0.68%	0.66%	0.66%	0.72%	0.72%
Net investment income	4.43	%(2)	3.84%	3.75%	3.63%	5.32%	3.86%
Portfolio Turnover	36	%(3)	44%	30%	32%	58%	123%

Total Return	1.84	%(3)	6.70%	0.04%	(0.41)%	7.75%	(6.15)%

Net assets, end of period (000’s omitted)	$1,605,297		$1,633,327	$1,479,688	$1,859,065	$1,021,588	$526,099

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

50	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 92.4% and 7.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2018 were $16,620,992 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

51

Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

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Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By

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design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity. The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $4,665,456 or 0.593% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$262,934,482	$314,759,029
U.S. Government and Agency Securities	234,351,227	171,023,768

	$497,285,709	$485,782,797

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,663,609,639

Gross unrealized appreciation	$108,406,631
Gross unrealized depreciation	(165,988,055)

Net unrealized depreciation	$(57,581,424)

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5  Restricted Securities

At April 30, 2018, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Other
Altair V Reinsurance	12/22/16	3,398	$3,398,447	$1,546,293
Altair VI Reinsurance	12/29/17	1,000	5,036,500	5,072,525
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,227,400
Mt. Logan RE, Ltd.	1/2/18	10,000	10,000,000	10,212,864

Total Restricted Securities			$24,434,947	$23,059,082

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Consolidated Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  During the six months ended April 30, 2018, the Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $22,243,502. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,082,062 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the

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event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$2,246,127	$1,808,682	$17,624,896	$21,679,705
Net unrealized depreciation*	—	—	47,197,757	47,197,757
Receivable for open forward foreign currency exchange contracts	—	19,367,410	—	19,367,410
Receivable for open swap contracts	—	—	2,321,576	2,321,576

Total Asset Derivatives	$2,246,127	$21,176,092	$67,144,229	$90,566,448

Derivatives not subject to master netting or similar agreements	$—	$—	$47,197,757	$47,197,757

Total Asset Derivatives subject to master netting or similar agreements	$2,246,127	$21,176,092	$19,946,472	$43,368,691

	Equity Price	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$(480,600)	$—	$(34,368,446)	$(34,849,046)
Payable for open forward foreign currency exchange contracts	—	(19,839,936)	—	(19,839,936)
Payable for open swap contracts	—	—	(1,351,959)	(1,351,959)
Payable for open forward volatility agreements	—	—	(1,051,607)	(1,051,607)

Total Liability Derivatives	$(480,600)	$(19,839,936)	$(36,772,012)	$(57,092,548)

Derivatives not subject to master netting or similar agreements	$(480,600)	$—	$(34,368,446)	$(34,849,046)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(19,839,936)	$(2,403,566)	$(22,243,502)

*	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$4,236,647	$(2,770,334)	$—	$(1,074,000)	$392,313	$1,074,000
Bank of America, N.A.	9,219,378	(1,829,344)	—	—	7,390,034	—
Barclays Bank PLC	286,392	(115,253)	—	—	171,139	—
BNP Paribas	5,282,603	(5,282,603)	—	—	—	—
Citibank, N.A.	545,610	(545,610)	—	—	—	440,248
Credit Suisse International	31,469	(31,469)	—	—	—	—
Deutsche Bank AG	4,484,548	(2,282,736)	(1,442,892)	(561,000)	197,920	561,000
Goldman Sachs International	6,401,106	(5,168,312)	(1,232,794)	—	—	—
JPMorgan Chase Bank, N.A.	209,510	(209,510)	—	—	—	—
Morgan Stanley & Co. International PLC	8,656,195	—	—	—	8,656,195	—
Nomura International PLC	200,444	(65,925)	(134,519)	—	—	—
Societe Generale	68,780	—	—	—	68,780	—
Standard Chartered Bank	3,688,911	(2,371,587)	—	(1,190,000)	127,324	1,190,000
State Street Bank and Trust Company	52,502	(52,502)	—	—	—	—
UBS AG	4,596	(4,596)	—	—	—	—

	$43,368,691	$(20,729,781)	$(2,810,205)	$(2,825,000)	$17,003,705	$3,265,248

58

Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(2,770,334)	$2,770,334	$—	$—	$—	$—
Bank of America, N.A.	(1,829,344)	1,829,344	—	—	—	—
Barclays Bank PLC	(115,253)	115,253	—	—	—	—
BNP Paribas	(5,767,610)	5,282,603	485,007	—	—	—
Citibank, N.A.	(557,522)	545,610	—	—	(11,912)	—
Credit Suisse International	(39,832)	31,469	—	—	(8,363)	—
Deutsche Bank AG	(2,282,736)	2,282,736	—	—	—	—
Goldman Sachs International	(5,168,312)	5,168,312	—	—	—	—
JPMorgan Chase Bank, N.A.	(1,179,080)	209,510	965,153	—	(4,417)	—
Nomura International PLC	(65,925)	65,925	—	—	—	—
Standard Chartered Bank	(2,371,587)	2,371,587	—	—	—	—
State Street Bank and Trust Company	(72,656)	52,502	20,154	—	—	—
UBS AG	(23,311)	4,596	18,715	—	—	—

	$(22,243,502)	$20,729,781	$1,489,029	$—	$(24,692)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$3,265,248

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(540,000)	$—	$(1,668,409)	$(1,226,250)
Written options and swaptions	—	—	565,798	2,137,500
Financial futures contracts	—	924,763	—	9,631,870
Swap contracts	(204,954)	—	—	4,694,052

Forward foreign currency exchange contracts	—	—	(14,630,977)	—

Total	$(744,954)	$924,763	$(15,733,588)	$15,237,172

Change in unrealized appreciation (depreciation) —
Investments	$496,800	$(519,040)	$1,326,953	$(767,893)
Written options and swaptions	—	—	(526,936)	—
Financial futures contracts	—	(480,600)	—	7,119,378
Swap contracts	254,356	—	—	(5,036,869)
Forward volatility agreements	—	—	—	(602,487)

Forward foreign currency exchange contracts	—	—	(1,308,045)	—

Total	$751,156	$(999,640)	$(508,028)	$712,129

59

Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$1,271,399,000	$3,087,540,000	$1,494,860,000	$35,000,000

Swaptions Purchased	Swaptions Written	Swap Contracts

$678,571,000	$64,286,000	$2,094,121,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $86,965,000, $39,989,000 and 4,258 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

60

Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$373,976,775	$—	$373,976,775
Mortgage Pass-Throughs	—	39,618,864	—	39,618,864
Commercial Mortgage-Backed Securities	—	80,770,924	—	80,770,924
Asset-Backed Securities	—	179,002,231	—	179,002,231
Small Business Administration Loans (Interest Only)	—	87,370,168	—	87,370,168
Senior Floating-Rate Loans	—	20,595,573	—	20,595,573
Foreign Government Bonds	—	362,054,009	—	362,054,009
Foreign Corporate Bonds	—	31,098,585	—	31,098,585
U.S. Treasury Obligations	—	56,864,535	—	56,864,535
Common Stocks	5,495,710	—	—	5,495,710
Closed-End Funds	68,248,767	—	—	68,248,767
Other	—	—	35,115,582	35,115,582
Short-Term Investments —
Foreign Government Securities	—	37,982,213	—	37,982,213
U.S. Treasury Obligations	—	10,492,592	—	10,492,592
Other	—	169,245,384	—	169,245,384
Purchased Currency Options	—	1,808,682	—	1,808,682
Purchased Interest Rate Swaptions	—	17,624,896	—	17,624,896
Purchased Call Options	—	2,246,127	—	2,246,127

Total Investments	$73,744,477	$1,470,751,558	$35,115,582	$1,579,611,617

Forward Foreign Currency Exchange Contracts	$—	$19,367,410	$—	$19,367,410
Futures Contracts	22,620,279	—	—	22,620,279
Swap Contracts	—	26,899,054	—	26,899,054

Total	$96,364,756	$1,517,018,022	$35,115,582	$1,648,498,360

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(19,839,936)	$—	$(19,839,936)
Forward Volatility Agreements	—	(1,051,607)	—	(1,051,607)
Futures Contracts	(10,028,538)	—	—	(10,028,538)
Swap Contracts	—	(26,172,467)	—	(26,172,467)

Total	$(10,028,538)	$(47,064,010)	$—	$(57,092,548)

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Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Other

Balance as of October 31, 2017	$12,468,000
Realized gains (losses)	(872,847)
Change in net unrealized appreciation (depreciation)	712,635
Cost of purchases(1)	31,036,500
Proceeds from sales(1)	(8,228,706)
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of April 30, 2018	$35,115,582

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2018	$(47,688)

(1) Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended. The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

62

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Strategic Income Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. In regard to the Portfolio, the Board considered BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among

64

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by EVM to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services EVM provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to EVM as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

65

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

66

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Short Duration Strategic Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Strategic Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

67

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

68

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688    4.30.18

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Performance1,2

Portfolio Managers Lewis R. Piantedosi and John H. Croft, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	4.57%	13.06%	10.30%	6.19%
Class A with 5.75% Maximum Sales Charge	—	—	–1.45	6.54	9.00	5.57
Class B at NAV	03/04/2002	03/04/2002	4.17	12.25	9.48	5.40
Class B with 5% Maximum Sales Charge	—	—	–0.83	7.25	9.20	5.40
Class C at NAV	03/04/2002	03/04/2002	4.20	12.19	9.47	5.40
Class C with 1% Maximum Sales Charge	—	—	3.20	11.19	9.47	5.40
Class I at NAV	09/11/2015	03/04/2002	4.66	13.35	10.44	6.26
Russell 3000® Index	—	—	3.79%	13.05%	12.74%	9.12%
ICE BofAML Fixed Rate Preferred Securities Index	—	—	–1.46	1.97	5.06	4.03
Blended Index	—	—	3.29	11.94	12.01	8.75

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	5.78%	7.97%	4.94%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	4.42	7.12	4.47
Class B After Taxes on Distributions		03/04/2002	03/04/2002	6.64	8.31	4.90
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	4.72	7.34	4.37
Class C After Taxes on Distributions		03/04/2002	03/04/2002	10.52	8.55	4.87
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	7.11	7.56	4.36
Class I After Taxes on Distributions		09/11/2015	03/04/2002	12.52	9.29	5.52
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	8.58	8.26	4.97

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.33%	2.08%	2.08%	1.08%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Fund Profile4

Portfolio Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. ICE BofAML Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 90% Russell 3000® Index and 10% ICE BofAML Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,045.70	$6.64	1.31%
Class B	$1,000.00	$1,041.70	$10.43	2.06%
Class C	$1,000.00	$1,042.00	$10.43	2.06%
Class I	$1,000.00	$1,046.60	$5.38	1.06%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.56	1.31%
Class B	$1,000.00	$1,014.60	$10.29	2.06%
Class C	$1,000.00	$1,014.60	$10.29	2.06%
Class I	$1,000.00	$1,019.50	$5.31	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 90.6%
Description		Value
Tax-Managed Growth Portfolio (identified cost, $74,035,948)		$155,114,298
Tax-Managed International Equity Portfolio (identified cost, $31,080,477)		35,336,139
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $32,685,647)		63,213,782
Tax-Managed Small-Cap Portfolio (identified cost, $43,179,215)		53,715,226
Tax-Managed Value Portfolio (identified cost, $86,659,740)		133,073,976

Total Investments in Affiliated Portfolios (identified cost $267,641,027)		$440,453,421

Preferred Stocks — 3.4%
Security	Shares	Value

Banks — 0.5%
Texas Capital Bancshares, Inc., 6.50%	19,075	$488,511
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,194	1,529,048
Wells Fargo & Co., Series Y, 5.625%	8,775	217,094
		$2,234,653

Capital Markets — 0.7%
KKR & Co., L.P., Series A, 6.75%	28,000	$726,600
Morgan Stanley, Series G, 6.625%	21,325	553,810
Northern Trust Corp., Series C, 5.85%	60,000	1,579,200
State Street Corp., Series G, 5.35% to 3/15/26(1)	32,200	826,252
		$3,685,862

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,008,000
Capital One Financial Corp., Series C, 6.25%	38,650	995,624
		$2,003,624

Electric Utilities — 0.3%
SCE Trust VI, 5.00%	49,800	$1,122,492
Southern Co. (The), 6.25%	23,828	617,145
		$1,739,637

Equity Real Estate Investment Trusts (REITs) — 0.7%
CBL & Associates Properties, Inc., Series D, 7.375%	52,975	$937,657
DDR Corp., Series A, 6.375%	19,000	437,570
DDR Corp., Series K, 6.25%	6,000	130,500
Spirit Realty Capital, Inc., Series A, 6.00%	17,550	365,918

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc., Series E, 6.25%	37,675	$886,116
Vornado Realty Trust, Series K, 5.70%	20,000	478,000
		$3,235,761

Insurance — 0.3%
Arch Capital Group, Ltd., Series E, 5.25%	15,300	$363,681
PartnerRe, Ltd., Series I, 5.875%	39,839	1,010,317
		$1,373,998

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	35,497	$893,814
		$893,814

Oil, Gas & Consumable Fuels — 0.3%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)	59,850	$1,270,017
		$1,270,017

Total Preferred Stocks (identified cost $17,275,697)		$16,437,366

Debt Obligations — 4.5%(2)
Security	Principal Amount (000’s omitted)	Value

Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)	$610	$601,994
		$601,994

Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(3)	$700	$678,335
Banco do Brasil SA, 6.25% to 4/15/24(1)(3)(4)	1,275	1,135,961
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(3)	1,025	1,063,438
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(3)	450	450,000
Bank of New York Mellon Corp. (The), Series D, 4.50% to 6/20/23(1)(3)	1,000	965,000
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)	390	399,165
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)	720	748,800
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)	730	793,875
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(3)	1,220	1,203,225
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(3)	2,193	2,264,272
KeyCorp, Series D, 5.00% to 9/15/26(1)(3)	975	955,500
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)	600	648,900

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)	$485	$480,150
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)	778	852,883
Societe Generale SA, 6.75% to 4/6/28(1)(3)(4)	1,040	1,033,500
		$13,673,004

Capital Markets — 0.4%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)	$880	$858,000
UBS Group AG, 6.875% to 8/7/25(1)(3)(5)	1,000	1,054,380
		$1,912,380

Diversified Financial Services — 0.1%
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)	$508	$490,220
		$490,220

Electric Utilities — 0.2%
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	$725	$749,422
		$749,422

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(4)	$964	$1,084,500
		$1,084,500

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(4)	$431	$481,643
		$481,643

Oil, Gas & Consumable Fuels — 0.4%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(3)	$736	$692,432
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(4)	550	13,126
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)	1,050	1,022,438
		$1,727,996

Pipelines — 0.2%
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(3)	$1,060	$1,011,955
		$1,011,955

Total Debt Obligations (identified cost $21,764,025)		$21,733,114

Exchange-Traded Funds — 1.6%
Security	Shares	Value

Equity Funds — 1.6%
iShares U.S. Preferred Stock ETF	204,586	$7,596,278

Total Exchange-Traded Funds (identified cost $8,031,553)		$7,596,278

Total Investments — 100.1% (identified cost $314,712,302)		$486,220,179

Other Assets, Less Liabilities — (0.1)%		$(273,752)

Net Assets — 100.0%		$485,946,427

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $5,032,825 or 1.0% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $1,054,380 or 0.2% of the Fund’s net assets.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Affiliated investments, at value (identified cost, $267,641,027)	$440,453,421
Unaffiliated investments, at value (identified cost, $47,071,275)	45,766,758
Interest receivable	341,957
Receivable for Fund shares sold	377,420
Total assets	$486,939,556

Liabilities
Payable for Fund shares redeemed	$566,423
Payable to affiliates:
Investment adviser fee	97,509
Administration fee	60,062
Distribution and service fees	188,326
Trustees’ fees	42
Accrued expenses	80,767
Total liabilities	$993,129
Net Assets	$485,946,427

Sources of Net Assets
Paid-in capital	$250,323,492
Accumulated undistributed net investment income	1,077,240
Accumulated net realized gain	63,037,818
Net unrealized appreciation	171,507,877
Total	$485,946,427

Class A Shares
Net Assets	$270,527,383
Shares Outstanding	13,357,691
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.25
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$21.49

Class B Shares
Net Assets	$1,375,305
Shares Outstanding	72,016
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.10

Class C Shares
Net Assets	$158,473,146
Shares Outstanding	8,424,542
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.81

Class I Shares
Net Assets	$55,570,593
Shares Outstanding	2,748,012
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.22

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividend income	$830,749
Dividend income allocated from affiliated Portfolios (net of foreign taxes, $82,737)	3,806,852
Interest income	602,579
Securities lending income allocated from affiliated Portfolio, net	2,305
Expenses allocated from affiliated Portfolios	(1,346,654)
Total investment income	$3,895,831

Expenses
Investment adviser fee	$599,823
Administration fee	365,983
Distribution and service fees
Class A	338,837
Class B	8,737
Class C	818,459
Trustees’ fees and expenses	250
Custodian fee	22,442
Transfer and dividend disbursing agent fees	146,801
Legal and accounting services	32,435
Printing and postage	15,139
Registration fees	41,216
Miscellaneous	7,721
Total expenses	$2,397,843

Net investment income	$1,497,988

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$58,148
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	9,064,099 (1)
Foreign currency transactions	(3,070)
Net realized gain	$9,119,177
Change in unrealized appreciation (depreciation) —
Unaffiliated investments	$(2,738,716)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	13,285,368
Foreign currency	3,623
Net change in unrealized appreciation (depreciation)	$10,550,275

Net realized and unrealized gain	$19,669,452

Net increase in net assets from operations	$21,167,440

(1)	Includes $5,167,442 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$1,497,988	$3,395,128
Net realized gain	9,119,177 (1)	21,652,397 (2)
Net change in unrealized appreciation (depreciation)	10,550,275	56,983,221
Net increase in net assets from operations	$21,167,440	$82,030,746
Distributions to shareholders —
From net investment income
Class A	$(2,264,409)	$(2,154,982)
Class C	(234,530)	(454,055)
Class I	(532,488)	(318,979)
From net realized gain
Class A	(6,084,278)	(416,319)
Class B	(40,748)	(7,245)
Class C	(3,980,956)	(319,066)
Class I	(1,120,001)	(48,500)
Total distributions to shareholders	$(14,257,410)	$(3,719,146)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,975,564	$24,612,725
Class B	1,077	5,726
Class C	3,914,308	6,553,261
Class I	9,606,839	21,573,604
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,601,996	2,407,666
Class B	39,404	6,766
Class C	4,002,791	687,110
Class I	1,449,382	280,793
Cost of shares redeemed
Class A	(15,841,880)	(33,655,055)
Class B	(186,650)	(411,488)
Class C	(15,734,849)	(34,831,413)
Class I	(3,085,330)	(5,290,881)
Net asset value of shares exchanged
Class A	901,971	1,745,739
Class B	(901,971)	(1,745,739)
Net increase (decrease) in net assets from Fund share transactions	$742,652	$(18,061,186)

Net increase in net assets	$7,652,682	$60,250,414

Net Assets
At beginning of period	$478,293,745	$418,043,331
At end of period	$485,946,427	$478,293,745

Accumulated undistributed net investment income included in net assets
At end of period	$1,077,240	$2,610,679

(1)	Includes $5,167,442 of net realized gains from redemptions in-kind.

(2)	Includes $9,643,917 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014	2013
Net asset value — Beginning of period	$19.970		$16.770	$17.630	$18.060		$16.930	$14.230

Income (Loss) From Operations
Net investment income(1)	$0.085		$0.186	$0.193	$0.125		$0.121	$0.119
Net realized and unrealized gain (loss)	0.826		3.207	(0.017)	0.456		1.768	3.408

Total income from operations	$0.911		$3.393	$0.176	$0.581		$1.889	$3.527

Less Distributions
From net investment income	$(0.171)		$(0.162)	$(0.123)	$(0.104)		$(0.100)	$(0.135)
From net realized gain	(0.460)		(0.031)	(0.913)	(0.907)		(0.659)	(0.692)

Total distributions	$(0.631)		$(0.193)	$(1.036)	$(1.011)		$(0.759)	$(0.827)

Net asset value — End of period	$20.250		$19.970	$16.770	$17.630		$18.060	$16.930

Total Return(2)	4.57	%(3)	20.39%	1.09%	3.29	%(4)	11.48%	26.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$270,527		$265,204	$227,186	$264,329		$263,319	$243,134
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.31	%(7)	1.31%	1.32%	1.33%		1.33%	1.36%
Net investment income	0.84	%(7)	1.01%	1.17%	0.71%		0.70%	0.78%
Portfolio Turnover of the Fund(8)	3	%(3)	10%	6%	24%		1%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014	2013
Net asset value — Beginning of period	$18.760		$15.730	$16.590	$17.050		$16.010	$13.460

Income (Loss) From Operations
Net investment income (loss)(1)	$0.012		$0.051	$0.068	$(0.006)		$(0.004)	$0.010
Net realized and unrealized gain (loss)	0.771		3.010	(0.015)	0.430		1.665	3.237

Total income from operations	$0.783		$3.061	$0.053	$0.424		$1.661	$3.247

Less Distributions
From net investment income	$—		$—	$—	$—		$—	$(0.005)
From net realized gain	(0.443)		(0.031)	(0.913)	(0.884)		(0.621)	(0.692)

Total distributions	$(0.443)		$(0.031)	$(0.913)	$(0.884)		$(0.621)	$(0.697)

Net asset value — End of period	$19.100		$18.760	$15.730	$16.590		$17.050	$16.010

Total Return(2)	4.17	%(3)	19.49%	0.37%	2.52	%(4)	10.63%	25.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,375		$2,370	$3,941	$7,193		$11,189	$15,558
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.06	%(7)	2.06%	2.08%	2.08%		2.08%	2.11%
Net investment income (loss)	0.13	%(7)	0.30%	0.44%	(0.04)%		(0.03)%	0.07%
Portfolio Turnover of the Fund(8)	3	%(3)	10%	6%	24%		1%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.025 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.19%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014	2013
Net asset value — Beginning of period	$18.520		$15.570	$16.430	$16.900		$15.900	$13.410

Income (Loss) From Operations
Net investment income (loss)(1)	$0.009		$0.047	$0.064	$(0.006)		$(0.008)	$0.005
Net realized and unrealized gain (loss)	0.768		2.978	(0.009)	0.421		1.659	3.209

Total income from operations	$0.777		$3.025	$0.055	$0.415		$1.651	$3.214

Less Distributions
From net investment income	$(0.027)		$(0.044)	$(0.002)	$—		$—	$(0.032)
From net realized gain	(0.460)		(0.031)	(0.913)	(0.885)		(0.651)	(0.692)

Total distributions	$(0.487)		$(0.075)	$(0.915)	$(0.885)		$(0.651)	$(0.724)

Net asset value — End of period	$18.810		$18.520	$15.570	$16.430		$16.900	$15.900

Total Return(2)	4.20	%(3)	19.49%	0.32%	2.55	%(4)	10.65%	25.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$158,473		$163,689	$162,450	$173,279		$176,815	$168,924
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.06	%(7)	2.06%	2.07%	2.08%		2.08%	2.11%
Net investment income (loss)	0.09	%(7)	0.27%	0.42%	(0.04)%		(0.05)%	0.04%
Portfolio Turnover of the Fund(8)	3	%(3)	10%	6%	24%		1%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.025 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.19%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2015(1)
			2017	2016
Net asset value — Beginning of period	$19.970		$16.760	$17.620	$16.890

Income (Loss) From Operations
Net investment income (loss)(2)	$0.109		$0.229	$0.226	$(0.009)
Net realized and unrealized gain (loss)	0.820		3.217	(0.004)	0.739

Total income from operations	$0.929		$3.446	$0.222	$0.730

Less Distributions
From net investment income	$(0.219)		$(0.205)	$(0.169)	$—
From net realized gain	(0.460)		(0.031)	(0.913)	—

Total distributions	$(0.679)		$(0.236)	$(1.082)	$—

Net asset value — End of period	$20.220		$19.970	$16.760	$17.620

Total Return(3)	4.66	%(4)	20.76%	1.36%	4.32	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,571		$47,031	$24,467	$410
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.06	%(8)	1.06%	1.07%	1.06	%(8)
Net investment income (loss)	1.08	%(8)	1.23%	1.36%	(0.35	)%(8)
Portfolio Turnover of the Fund(9)	3	%(4)	10%	6%	24	%(10)

(1)	For the period from the commencement of operations, September 11, 2015, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(10)	For the Fund’s year ended October 31, 2015.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios advised by Eaton Vance or its affiliates. The Fund currently pursues its objective by investing directly in securities and in interests in five tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2018 were as follows: Tax-Managed Growth Portfolio (1.0%), Tax-Managed Value Portfolio (18.4%), Tax-Managed International Equity Portfolio (46.8%), Tax-Managed Multi-Cap Growth Portfolio (41.8%) and Tax-Managed Small-Cap Portfolio (31.0%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

15

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

16

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$260,633,994

Gross unrealized appreciation	$227,642,823
Gross unrealized depreciation	(2,056,638)

Net unrealized appreciation	$225,586,185

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the investment adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2018, the Fund’s investment adviser fee totaled $1,829,310, of which $1,229,487 was allocated from the Portfolios and $599,823 was paid or accrued directly by the Fund. For the six months ended April 30, 2018, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $365,983.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $36,970 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $20,918 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $338,837 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $6,553 and $613,844 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $2,184 and $204,615 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin

17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $14,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$2,983,588	$7,340,640
Tax-Managed Value Portfolio	2,720,329	6,692,936
Tax-Managed International Equity Portfolio	789,773	1,943,111
Tax-Managed Multi-Cap Growth Portfolio	1,184,659	2,914,666
Tax-Managed Small-Cap Portfolio	1,096,907	2,698,765

7  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $7,672,194 and $8,114,654, respectively, for the six months ended April 30, 2018.

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	438,017	1,325,184
Issued to shareholders electing to receive payments of distributions in Fund shares	376,150	137,189
Redemptions	(778,043)	(1,827,544)
Exchange from Class B shares	44,030	94,936

Net increase (decrease)	80,154	(270,235)

Class B	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	56	329
Issued to shareholders electing to receive payments of distributions in Fund shares	2,063	408
Redemptions	(9,649)	(24,213)
Exchange to Class A shares	(46,804)	(100,764)

Net decrease	(54,334)	(124,240)

18

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	205,995	385,392
Issued to shareholders electing to receive payments of distributions in Fund shares	212,688	41,948
Redemptions	(830,543)	(2,023,244)

Net decrease	(411,860)	(1,595,904)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	471,800	1,165,303
Issued to shareholders electing to receive payments of distributions in Fund shares	71,894	16,036
Redemptions	(151,213)	(285,533)

Net increase	392,481	895,806

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$440,453,421	$—	$—	$440,453,421
Preferred Stocks	16,437,366	—	—	16,437,366
Debt Obligations	—	21,733,114	—	21,733,114
Exchange-Traded Funds	7,596,278	—	—	7,596,278

Total Investments	$464,487,065	$21,733,114	$—	$486,220,179

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, each with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel, where relevant. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in preferred stocks. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and

21

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Equity Asset Allocation Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.18

Eaton Vance

Tax-Managed Global Dividend Income Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Tax-Managed Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Performance1,2

Portfolio Managers Christopher M. Dyer, CFA of Eaton Vance Advisers International Ltd.; Michael A. Allison, CFA and John H. Croft, CFA, each of Eaton Vance Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/30/2003	05/30/2003	2.43%	10.53%	7.57%	4.54%
Class A with 5.75% Maximum Sales Charge	—	—	–3.43	4.17	6.31	3.92
Class B at NAV	05/30/2003	05/30/2003	2.04	9.71	6.78	3.75
Class B with 5% Maximum Sales Charge	—	—	–2.96	4.71	6.47	3.75
Class C at NAV	05/30/2003	05/30/2003	2.14	9.73	6.79	3.76
Class C with 1% Maximum Sales Charge	—	—	1.14	8.73	6.79	3.76
Class I at NAV	08/27/2007	05/30/2003	2.56	10.80	7.85	4.80
MSCI World Index	—	—	3.40%	13.22%	9.27%	5.47%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		05/30/2003	05/30/2003	3.37%	5.37%	3.00%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	3.10	4.92	3.01
Class B After Taxes on Distributions		05/30/2003	05/30/2003	4.05	5.70	2.98
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	3.31	5.10	2.92
Class C After Taxes on Distributions		05/30/2003	05/30/2003	8.06	6.03	2.98
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	5.68	5.37	2.93
Class I After Taxes on Distributions		08/27/2007	05/30/2003	9.87	6.84	3.82
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	7.10	6.18	3.74

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.19%	1.94%	1.94%	0.94%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)

Top 10 Holdings (% of total investments)4

Alphabet, Inc., Class C	2.4%

Amazon.com, Inc.	1.9

Melrose Industries PLC	1.9

ORIX Corp.	1.5

ASML Holding NV	1.4

NextEra Energy, Inc.	1.4

Natixis SA	1.4

American Tower Corp.	1.3

CDW Corp.	1.3

Johnson & Johnson	1.3

Total	15.8%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.30	$5.92	1.18%
Class B	$1,000.00	$1,020.40	$9.67	1.93%
Class C	$1,000.00	$1,021.40	$9.67	1.93%
Class I	$1,000.00	$1,025.60	$4.67	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.91	1.18%
Class B	$1,000.00	$1,015.20	$9.64	1.93%
Class C	$1,000.00	$1,015.20	$9.64	1.93%
Class I	$1,000.00	$1,020.20	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017.

5

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 94.9%
Security	Shares	Value

Aerospace & Defense — 0.7%
CAE, Inc.	280,490	$5,301,992
		$5,301,992

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	71,157	$6,548,579
		$6,548,579

Auto Components — 0.3%
Continental AG	8,995	$2,395,680
		$2,395,680

Automobiles — 0.9%
Bayerische Motoren Werke AG	39,940	$4,440,605
Renault SA	24,918	2,700,650
		$7,141,255

Banks — 11.0%
BNP Paribas SA	118,277	$9,130,896
Canadian Imperial Bank of Commerce	71,333	6,212,991
Credit Agricole SA	518,063	8,531,124
DNB ASA	274,289	5,129,571
ING Groep NV	313,700	5,286,005
Intesa Sanpaolo SpA	1,938,317	7,373,270
JPMorgan Chase & Co.	58,511	6,364,827
KeyCorp	314,300	6,260,856
Nordea Bank AB	556,068	5,655,573
Societe Generale SA	77,539	4,243,612
Sumitomo Mitsui Financial Group, Inc.	96,545	4,023,826
UniCredit SpA	229,789	4,981,806
Wells Fargo & Co.	175,098	9,098,092
		$82,292,449

Beverages — 1.8%
Anheuser-Busch InBev SA/NV	53,337	$5,298,153
Constellation Brands, Inc., Class A	13,715	3,197,378
Diageo PLC	147,031	5,245,279
		$13,740,810

Biotechnology — 0.9%
Celgene Corp.(1)	49,923	$4,348,293
Shire PLC	47,288	2,518,080
		$6,866,373

Security	Shares	Value

Building Products — 1.3%
Assa Abloy AB, Class B	330,432	$6,924,836
Cie de Saint-Gobain	53,309	2,789,181
		$9,714,017

Capital Markets — 1.4%
Natixis SA	1,251,664	$10,279,842
		$10,279,842

Chemicals — 2.4%
Arkema SA	51,973	$6,808,180
BASF SE	28,510	2,966,278
Ecolab, Inc.	42,977	6,221,780
Novozymes A/S, Class B	49,684	2,335,788
		$18,332,026

Commercial Services & Supplies — 1.1%
Republic Services, Inc.	72,040	$4,659,547
SECOM Co., Ltd.	52,320	3,925,244
		$8,584,791

Communications Equipment — 0.8%
Nokia Oyj	964,591	$5,787,752
		$5,787,752

Construction & Engineering — 0.6%
Bouygues SA	57,633	$2,939,578
Skanska AB, Class B	71,027	1,383,293
		$4,322,871

Consumer Finance — 1.7%
Discover Financial Services	49,627	$3,535,924
Navient Corp.(1)	428,699	5,684,548
OneMain Holdings, Inc.(1)	102,535	3,163,205
		$12,383,677

Containers & Packaging — 0.7%
Sealed Air Corp.	125,950	$5,522,907
		$5,522,907

Diversified Financial Services — 1.5%
ORIX Corp.	628,141	$11,016,869
		$11,016,869

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services — 2.2%
Deutsche Telekom AG	501,534	$8,778,657
Telefonica Deutschland Holding AG	1,551,005	7,402,202
		$16,180,859

Electric Utilities — 2.2%
Iberdrola SA	800,089	$6,181,439
NextEra Energy, Inc.	62,907	10,311,086
		$16,492,525

Electrical Equipment — 3.6%
Acuity Brands, Inc.	28,803	$3,449,735
Legrand SA	67,049	5,217,278
Melrose Industries PLC	4,481,624	14,052,794
Philips Lighting NV(2)	47,307	1,438,693
Zhuzhou CRRC Times Electric Co., Ltd., Class H	498,568	2,643,344
		$26,801,844

Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	134,851	$9,613,528
Keyence Corp.	10,573	6,447,196
		$16,060,724

Energy Equipment & Services — 0.5%
Halliburton Co.	64,936	$3,440,959
		$3,440,959

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	71,005	$9,682,242
Equity Residential	131,641	8,123,566
Simon Property Group, Inc.	19,850	3,103,349
		$20,909,157

Food Products — 0.6%
Nestle SA	19,075	$1,477,742
Pinnacle Foods, Inc.	50,783	3,067,293
		$4,545,035

Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	48,626	$3,379,507
Boston Scientific Corp.(1)	242,665	6,969,339
Danaher Corp.	50,656	5,081,810
		$15,430,656

Security	Shares	Value

Health Care Providers & Services — 0.9%
Anthem, Inc.	18,612	$4,392,246
UnitedHealth Group, Inc.	11,500	2,718,600
		$7,110,846

Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.	44,190	$2,786,621
		$2,786,621

Household Products — 0.4%
Reckitt Benckiser Group PLC	40,064	$3,142,940
		$3,142,940

Insurance — 6.2%
AIA Group, Ltd.	630,463	$5,634,572
Allianz SE	8,026	1,898,340
Aviva PLC	787,255	5,719,934
AXA SA	201,901	5,774,093
Chubb, Ltd.(1)	17,356	2,354,688
Muenchener Rueckversicherungs-Gesellschaft AG	24,088	5,512,832
Prudential PLC	267,007	6,865,824
Sampo Oyj, Class A	34,470	1,864,194
SCOR SE	132,074	5,356,007
Swiss Re AG	56,937	5,424,344
		$46,404,828

Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)(3)	9,135	$14,306,598
		$14,306,598

Internet Software & Services — 3.6%
Alphabet, Inc., Class C(1)(3)	17,675	$17,981,308
Facebook, Inc., Class A(1)	50,981	8,768,732
		$26,750,040

IT Services — 0.7%
Visa, Inc., Class A	40,372	$5,122,399
		$5,122,399

Machinery — 4.8%
Atlas Copco AB, Class A	141,085	$5,517,316
Fortive Corp.(1)	62,728	4,410,406
ITT, Inc.(1)	80,070	3,914,622
Komatsu, Ltd.	153,788	5,242,434

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)
MISUMI Group, Inc.	205,799	$5,679,310
Parker-Hannifin Corp.	33,086	5,446,617
Xylem, Inc.	77,081	5,619,205
		$35,829,910

Media — 2.2%
Interpublic Group of Cos., Inc. (The)	119,349	$2,815,443
ProSiebenSat.1 Media SE	198,057	7,185,122
Publicis Groupe SA	39,492	2,953,208
Time Warner, Inc.	36,943	3,502,196
		$16,455,969

Metals & Mining — 0.9%
Rio Tinto, Ltd.	113,382	$6,747,834
		$6,747,834

Multi-Utilities — 4.0%
A2A SpA	1,801,776	$3,622,910
CMS Energy Corp.	151,521	7,150,276
National Grid PLC	315,926	3,655,245
RWE AG	199,107	4,759,001
Suez	549,480	7,924,374
Veolia Environnement SA	121,935	2,884,813
		$29,996,619

Oil, Gas & Consumable Fuels — 4.0%
BP PLC	963,690	$7,158,249
ConocoPhillips	88,677	5,808,344
Exxon Mobil Corp.	116,414	9,051,188
Phillips 66(1)	43,178	4,806,143
Seven Generations Energy, Ltd., Class A(1)	195,426	2,788,430
		$29,612,354

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	20,333	$3,011,114
Unilever PLC	167,574	9,399,566
		$12,410,680

Pharmaceuticals — 5.3%
Bayer AG	47,934	$5,729,050
Eli Lilly & Co.	78,275	6,345,754
Ipsen SA	10,345	1,674,511
Johnson & Johnson	74,312	9,399,725

Security	Shares	Value

Pharmaceuticals (continued)
Novo Nordisk A/S, Class B	101,199	$4,759,178
Sanofi	71,869	5,682,125
Zoetis, Inc.	74,356	6,207,239
		$39,797,582

Professional Services — 0.8%
Verisk Analytics, Inc.(1)	56,150	$5,977,167
		$5,977,167

Road & Rail — 1.2%
CSX Corp.	155,735	$9,249,102
		$9,249,102

Semiconductors & Semiconductor Equipment — 2.5%
ASML Holding NV	56,180	$10,695,758
Sumco Corp.	108,257	2,644,126
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	149,478	5,747,429
		$19,087,313

Software — 0.8%
Activision Blizzard, Inc.	91,986	$6,103,271
		$6,103,271

Specialty Retail — 2.7%
Home Depot, Inc. (The)	31,689	$5,856,127
Industria de Diseno Textil SA	197,193	6,112,623
TJX Cos., Inc. (The)	61,335	5,204,275
Ulta Beauty, Inc.(1)	12,226	3,067,626
		$20,240,651

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	30,651	$5,065,384
HP, Inc.	320,351	6,884,343
		$11,949,727

Textiles, Apparel & Luxury Goods — 1.4%
adidas AG	15,032	$3,694,405
LVMH Moet Hennessy Louis Vuitton SE	19,445	6,767,090
		$10,461,495

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.(1)	281,312	$2,818,746
		$2,818,746

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 0.8%
British American Tobacco PLC	108,473	$5,949,471
		$5,949,471

Wireless Telecommunication Services — 1.6%
Tele2 AB, Class B	352,670	$4,571,279
Vodafone Group PLC	2,445,917	7,137,700
		$11,708,979

Total Common Stocks (identified cost $644,212,642)		$710,114,791

Preferred Stocks — 1.2%
Security	Shares	Value

Banks — 0.5%
AgriBank FCB, 6.875% to 1/1/24(4)	13,368	$1,444,580
CoBank ACB, Series F, 6.25% to 10/1/22(2)(4)	10,875	1,152,750
Farm Credit Bank of Texas, Series 1, 10.00%(2)	635	749,300
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	8,835	236,601
		$3,583,231

Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., Series K, 5.25%	5,000	$124,050
SCE Trust VI, 5.00%	22,975	517,856
Southern Co. (The), 6.25%	41,700	1,080,030
		$1,721,936

Equity Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%	26,850	$475,245
DDR Corp., Series K, 6.25%	8,325	181,069
Spirit Realty Capital, Inc., Series A, 6.00%	14,150	295,027
Summit Hotel Properties, Inc., Series E, 6.25%	13,200	310,464
		$1,261,805

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(2)	11,860	$1,079,260
		$1,079,260

Insurance — 0.0%(5)
PartnerRe, Ltd., Series I, 5.875%	7,571	$192,001
		$192,001

Security	Shares	Value

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	13,593	$332,077
		$332,077

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	35,875	$761,268
		$761,268

Total Preferred Stocks (identified cost $8,878,298)		$8,931,578

Corporate Bonds & Notes — 2.9%
Security	Principal Amount (000’s omitted)	Value

Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(4)(6)	$500	$493,437
		$493,437

Banks — 0.9%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(2)(4)(6)	$200	$213,750
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(6)	600	581,430
Banco do Brasil SA, 6.25% to 4/15/24(2)(4)(6)	1,123	1,000,537
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(6)	1,086	1,126,725
Bank of America Corp., Series FF, 5.875% to 3/15/28(4)(6)	295	295,000
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(6)	240	245,640
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(6)	505	525,200
Credit Agricole SA, 7.875% to 1/23/24(2)(4)(6)	545	592,688
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(6)	835	866,312
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(6)	159	174,304
Societe Generale SA, 6.75% to 4/6/28(2)(4)(6)	710	705,562
Zions Bancorporation, Series I, 5.80% to 6/15/23(4)(6)	211	217,858
		$6,545,006

Capital Markets — 0.3%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(2)	$400	$394,248
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(2)	230	224,825
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(6)	680	663,000
UBS Group AG, 6.875% to 8/7/25(4)(6)(7)	852	898,332
		$2,180,405

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 0.8%
Cadence Financial Corp., 4.875%, 6/28/19(2)	$863	$868,086
PPTT, 2006-A GS, Class A, 5.729%(2)(6)(8)	4,541	4,474,020
Unifin Financiera SAB de CV, 8.875% to 1/29/25(2)(4)(6)	297	286,605
		$5,628,711

Electric Utilities — 0.1%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(2)(4)	$200	$208,516
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)	345	356,622
		$565,138

Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 3/31/27(2)(9)	$967	$14,505
Oceaneering International, Inc., 6.00%, 2/1/28	320	318,981
		$333,486

Food Products — 0.1%
JBS Investments GmbH, 7.75%, 10/28/20(2)	$255	$260,103
Land O’ Lakes, Inc., 8.00%(2)(6)	727	817,875
		$1,077,978

Metals & Mining — 0.0%(5)
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(2)(4)	$200	$223,500
		$223,500

Multi-Utilities — 0.0%(5)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	$200	$211,845
		$211,845

Oil, Gas & Consumable Fuels — 0.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(6)	$592	$556,956
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(6)	2,008	47,884
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(6)	440	428,450
		$1,033,290

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(2)	$615	$597,269
		$597,269

Security	Principal Amount (000’s omitted)	Value

Pipelines — 0.3%
Enbridge Energy Partners, L.P., 6.106%, (3 mo. USD LIBOR + 3.798%), 10/1/77(10)	$625	$621,875
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(4)(6)	800	763,740
Enterprise Products Operating, LLC, 5.375% to 2/15/28, 2/15/78(4)	640	605,752
		$1,991,367

Toys, Games & Hobbies — 0.0%(5)
Mattel, Inc., 6.75%, 12/31/25(2)	$280	$273,308
		$273,308

Total Corporate Bonds & Notes (identified cost $23,567,977)		$21,154,740

Short-Term Investments — 0.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(11)	2,382,692	$2,382,454

Total Short-Term Investments (identified cost $2,382,454)		$2,382,454

Total Investments — 99.3% (identified cost $679,041,371)		$742,583,563

Other Assets, Less Liabilities — 0.7%		$5,540,935

Net Assets — 100.0%		$748,124,498

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $15,623,284 or 2.1% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Amount is less than 0.05%.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $898,332 or 0.1% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at April 30, 2018.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Country Concentration of Portfolio
Country	Percentage of Total Investments		Value
United States	46.5%		$345,344,648
France	12.5		92,954,812
United Kingdom	10.1		75,249,140
Germany	7.4		54,762,172
Japan	5.2		38,979,005
Sweden	3.2		24,052,297
Netherlands	2.3		17,420,456
Italy	2.2		15,977,986
Canada	1.9		14,303,413
Spain	1.7		12,889,997
Switzerland	1.1		7,992,419
Finland	1.0		7,651,946
Denmark	1.0		7,094,966
Taiwan	0.8		5,747,429
Hong Kong	0.8		5,634,572
Belgium	0.7		5,298,153
Norway	0.7		5,129,571
China	0.4		2,643,344
Brazil	0.3		1,927,597
Israel	0.1		597,269
Australia	0.1		437,250
Mexico	0.0	(1)	286,605
Chile	0.0	(1)	208,516
Total Investments	100.0%		$742,583,563

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	675	Long	Jun-18	$89,336,250	$(4,241,271)
Nikkei 225 Index	53	Long	Jun-18	10,871,906	523,937
STOXX Europe 600 Index	3,226	Short	Jun-18	(74,001,083)	(2,390,334)
STOXX Europe 600 Banks Index	1,478	Short	Jun-18	(15,625,995)	94,808
STOXX Europe 600 Insurance Index	497	Short	Jun-18	(8,722,554)	(45,978)

					$(6,058,838)

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

STOXX Europe 600 Insurance Index: Index composed of companies from the European insurance sector.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
PPTT	–	Preferred Pass-Through Trust
USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $676,658,917)	$740,201,109
Affiliated investment, at value (identified cost, $2,382,454)	2,382,454
Foreign currency, at value (identified cost, $188,086)	195,799
Dividends and interest receivable	2,852,675
Receivable for investments sold	278,648
Receivable for Fund shares sold	346,741
Tax reclaims receivable	4,303,778
Total assets	$750,561,204

Liabilities
Payable for Fund shares redeemed	$687,582
Payable for variation margin on open financial futures contracts	764,378
Payable to affiliates:
Investment adviser fee	396,691
Administration fee	92,740
Distribution and service fees	251,858
Trustees’ fees	2,826
Accrued expenses	240,631
Total liabilities	$2,436,706
Net Assets	$748,124,498

Sources of Net Assets
Paid-in capital	$700,358,865
Accumulated undistributed net investment income	1,439,267
Accumulated net realized loss	(11,154,372)
Net unrealized appreciation	57,480,738
Total	$748,124,498

Class A Shares
Net Assets	$336,765,215
Shares Outstanding	26,703,001
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.61
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.38

Class B Shares
Net Assets	$4,466,534
Shares Outstanding	354,979
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.58

Class C Shares
Net Assets	$215,240,186
Shares Outstanding	17,112,184
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.58

Class I Shares
Net Assets	$191,652,563
Shares Outstanding	15,182,160
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $1,653,935)	$15,202,618
Dividends from affiliated investment	50,506
Interest (net of foreign taxes, $722)	694,593
Total investment income	$15,947,717

Expenses
Investment adviser fee	$2,454,494
Administration fee	574,202
Distribution and service fees
Class A	429,604
Class B	29,198
Class C	1,112,249
Trustees’ fees and expenses	15,885
Custodian fee	153,523
Transfer and dividend disbursing agent fees	200,870
Legal and accounting services	33,769
Printing and postage	61,386
Registration fees	42,240
Miscellaneous	30,153
Total expenses	$5,137,573

Net investment income	$10,810,144

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,969,478
Investment transactions — affiliated investment	2,168
Financial futures contracts	2,190,351
Foreign currency transactions	24,483
Net realized gain	$16,186,480
Change in unrealized appreciation (depreciation) —
Investments	$(2,014,354)
Investments — affiliated investment	38
Financial futures contracts	(6,058,838)
Foreign currency	(179,354)
Net change in unrealized appreciation (depreciation)	$(8,252,508)

Net realized and unrealized gain	$7,933,972

Net increase in net assets from operations	$18,744,116

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$10,810,144	$26,474,126
Net realized gain	16,186,480	46,640,356
Net change in unrealized appreciation (depreciation)	(8,252,508)	58,478,906
Net increase in net assets from operations	$18,744,116	$131,593,388
Distributions to shareholders —
From net investment income
Class A	$(5,851,300)	$(12,737,381)
Class B	(76,734)	(284,865)
Class C	(2,956,769)	(7,099,854)
Class I	(3,543,014)	(6,156,489)
Total distributions to shareholders	$(12,427,817)	$(26,278,589)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,320,382	$36,558,013
Class B	6,926	82,799
Class C	4,093,392	7,787,444
Class I	17,530,135	86,622,294
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,943,285	11,183,947
Class B	61,532	225,824
Class C	2,674,742	5,998,116
Class I	2,836,346	4,829,010
Cost of shares redeemed
Class A	(29,426,084)	(121,331,236)
Class B	(798,714)	(2,231,362)
Class C	(21,036,233)	(76,398,842)
Class I	(20,600,716)	(39,734,790)
Net asset value of shares exchanged
Class A	2,044,284	4,336,380
Class B	(2,044,284)	(4,336,380)
Net decrease in net assets from Fund share transactions	$(30,395,007)	$(86,408,783)

Net increase (decrease) in net assets	$(24,078,708)	$18,906,016

Net Assets
At beginning of period	$772,203,206	$753,297,190
At end of period	$748,124,498	$772,203,206

Accumulated undistributed net investment income included in net assets
At end of period	$1,439,267	$3,056,940

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014		2013
Net asset value — Beginning of period	$12.520		$10.880	$11.510		$11.580	$11.070		$9.780

Income (Loss) From Operations
Net investment income(1)	$0.189		$0.419	$0.427	(2)	$0.387	$0.479	(2)	$0.463	(2)
Net realized and unrealized gain (loss)	0.117		1.653	(0.625)		(0.013)	0.463		1.259

Total income (loss) from operations	$0.306		$2.072	$(0.198)		$0.374	$0.942		$1.722

Less Distributions
From net investment income	$(0.216)		$(0.432)	$(0.432)		$(0.444)	$(0.432)		$(0.432)

Total distributions	$(0.216)		$(0.432)	$(0.432)		$(0.444)	$(0.432)		$(0.432)

Net asset value — End of period	$12.610		$12.520	$10.880		$11.510	$11.580		$11.070

Total Return(3)	2.43	%(4)	19.39%	(1.71)%		3.27%	8.61%		18.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$336,765		$347,080	$367,882		$443,367	$472,354		$496,308
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.18	%(6)	1.19%	1.18%		1.18%	1.17%		1.18%
Net investment income	2.99	%(6)	3.58%	3.88	%(2)	3.35%	4.17	%(2)	4.48	%(2)
Portfolio Turnover	79	%(4)	157%	134%		133%	118%		85%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.112, $0.248 and $0.086 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.86%, 2.01% and 3.65% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014		2013
Net asset value — Beginning of period	$12.490		$10.860	$11.480		$11.550	$11.040		$9.760

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.350	$0.350	(2)	$0.307	$0.411	(2)	$0.388	(2)
Net realized and unrealized gain (loss)	0.134		1.623	(0.621)		(0.021)	0.443		1.246

Total income (loss) from operations	$0.256		$1.973	$(0.271)		$0.286	$0.854		$1.634

Less Distributions
From net investment income	$(0.166)		$(0.343)	$(0.349)		$(0.356)	$(0.344)		$(0.354)

Total distributions	$(0.166)		$(0.343)	$(0.349)		$(0.356)	$(0.344)		$(0.354)

Net asset value — End of period	$12.580		$12.490	$10.860		$11.480	$11.550		$11.040

Total Return(3)	2.04	%(4)	18.43%	(2.37)%		2.50%	7.80%		17.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,467		$7,147	$12,032		$18,798	$30,065		$42,660
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	1.94%	1.93%		1.93%	1.92%		1.93%
Net investment income	1.93	%(6)	3.00%	3.19	%(2)	2.66%	3.59	%(2)	3.76	%(2)
Portfolio Turnover	79	%(4)	157%	134%		133%	118%		85%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.115, $0.260 and $0.086 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.14%, 1.32% and 2.93% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014		2013
Net asset value — Beginning of period	$12.480		$10.860	$11.480		$11.550	$11.040		$9.760

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.351	$0.342	(2)	$0.300	$0.391	(2)	$0.386	(2)
Net realized and unrealized gain (loss)	0.128		1.613	(0.613)		(0.012)	0.464		1.249

Total income (loss) from operations	$0.268		$1.964	$(0.271)		$0.288	$0.855		$1.635

Less Distributions
From net investment income	$(0.168)		$(0.344)	$(0.349)		$(0.358)	$(0.345)		$(0.355)

Total distributions	$(0.168)		$(0.344)	$(0.349)		$(0.358)	$(0.345)		$(0.355)

Net asset value — End of period	$12.580		$12.480	$10.860		$11.480	$11.550		$11.040

Total Return(3)	2.14	%(4)	18.35%	(2.36)%		2.51%	7.81%		17.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,240		$227,643	$256,000		$306,339	$331,088		$343,199
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	1.94%	1.93%		1.93%	1.92%		1.93%
Net investment income	2.22	%(6)	3.01%	3.12	%(2)	2.60%	3.41	%(2)	3.74	%(2)
Portfolio Turnover	79	%(4)	157%	134%		133%	118%		85%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.111, $0.247 and $0.085 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.10%, 1.26% and 2.91% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014		2013
Net asset value — Beginning of period	$12.530		$10.890	$11.520		$11.590	$11.070		$9.790

Income (Loss) From Operations
Net investment income(1)	$0.206		$0.491	$0.452	(2)	$0.412	$0.486	(2)	$0.494	(2)
Net realized and unrealized gain (loss)	0.116		1.611	(0.622)		(0.009)	0.495		1.244

Total income (loss) from operations	$0.322		$2.102	$(0.170)		$0.403	$0.981		$1.738

Less Distributions
From net investment income	$(0.232)		$(0.462)	$(0.460)		$(0.473)	$(0.461)		$(0.458)

Total distributions	$(0.232)		$(0.462)	$(0.460)		$(0.473)	$(0.461)		$(0.458)

Net asset value — End of period	$12.620		$12.530	$10.890		$11.520	$11.590		$11.070

Total Return(3)	2.56	%(4)	19.67%	(1.47)%		3.52%	8.97%		18.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$191,653		$190,334	$117,382		$120,639	$115,900		$100,152
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.93	%(6)	0.94%	0.93%		0.93%	0.92%		0.93%
Net investment income	3.25	%(6)	4.15%	4.10	%(2)	3.56%	4.23	%(2)	4.77	%(2)
Portfolio Turnover	79	%(4)	157%	134%		133%	118%		85%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.108, $0.233 and $0.086 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.12%, 2.20% and 3.93% for years ended October 31, 2016, 2014 and 2013, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

20

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded

21

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $23,515,581 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$683,398,721

Gross unrealized appreciation	$79,641,940
Gross unrealized depreciation	(26,515,936)

Net unrealized appreciation	$53,126,004

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2018, the Fund’s investment adviser fee amounted to $2,454,494 or 0.64% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $574,202.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $16,663 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,441 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $429,604 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to

22

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $21,899 and $834,187 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $7,299 and $278,062 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $300, $100 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $599,063,771 and $621,716,472, respectively, for the six months ended April 30, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	728,754	3,059,482
Issued to shareholders electing to receive payments of distributions in Fund shares	387,060	958,695
Redemptions	(2,301,103)	(10,455,152)
Exchange from Class B shares	159,673	365,155

Net decrease	(1,025,616)	(6,071,820)

Class B	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	546	7,039
Issued to shareholders electing to receive payments of distributions in Fund shares	4,834	19,461
Redemptions	(62,723)	(196,405)
Exchange to Class A shares	(160,085)	(365,968)

Net decrease	(217,428)	(535,873)

23

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	321,038	674,651
Issued to shareholders electing to receive payments of distributions in Fund shares	210,063	514,376
Redemptions	(1,653,499)	(6,536,342)

Net decrease	(1,122,398)	(5,347,315)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,375,115	7,427,034
Issued to shareholders electing to receive payments of distributions in Fund shares	221,873	409,187
Redemptions	(1,606,492)	(3,420,509)

Net increase (decrease)	(9,504)	4,415,712

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Futures contracts	$618,745	$(6,677,583)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$2,190,351	$(6,058,838)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

24

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was as follows:

Futures Contracts — Long	Futures Contracts — Short

$56,589,000	$58,504,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$37,538,886	$36,249,383	$—	$73,788,269
Consumer Staples	9,275,785	30,513,151	—	39,788,936
Energy	25,895,064	7,158,249	—	33,053,313
Financials	45,493,877	119,702,534	—	165,196,411
Health Care	48,842,513	20,362,944	—	69,205,457
Industrials	54,576,972	57,753,301	—	112,330,273
Information Technology	65,286,394	25,574,832	—	90,861,226
Materials	11,744,687	18,858,080	—	30,602,767
Real Estate	20,909,157	—	—	20,909,157
Telecommunication Services	—	27,889,838	—	27,889,838
Utilities	17,461,362	29,027,782	—	46,489,144

Total Common Stocks	$337,024,697	$373,090,094 *	$—	$710,114,791

Preferred Stocks
Consumer Staples	$—	$1,079,260	$—	$1,079,260
Energy	761,268	—	—	761,268
Financials	428,602	3,346,630	—	3,775,232
Real Estate	1,261,805	—	—	1,261,805
Utilities	2,054,013	—	—	2,054,013

Total Preferred Stocks	$4,505,688	$4,425,890	$—	$8,931,578

Corporate Bonds & Notes	$—	$21,154,740	$—	$21,154,740
Short-Term Investments	—	2,382,454	—	2,382,454

Total Investments	$341,530,385	$401,053,178	$—	$742,583,563
Futures Contracts	$—	$618,745	$—	$618,745

Total	$341,530,385	$401,671,923	$—	$743,202,308

Liability Description
Futures Contracts	$(4,241,271)	$(2,436,312)	$—	$(6,677,583)

Total	$(4,241,271)	$(2,436,312)	$—	$(6,677,583)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and

28

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Dividend Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732    4.30.18

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	10.71%	21.34%	13.69%	6.86%
Class A with 5.75% Maximum Sales Charge	—	—	4.34	14.36	12.34	6.22
Class C at NAV	07/10/2000	07/10/2000	10.28	20.44	12.85	6.06
Class C with 1% Maximum Sales Charge	—	—	9.28	19.44	12.85	6.06
Russell 3000® Growth Index	—	—	5.66%	18.78%	14.96%	10.77%
S&P 500 Index	—	—	3.82	13.27	12.95	9.01

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		06/30/2000	06/30/2000	14.29%	12.33%	6.22%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	8.54	10.28	5.22
Class C After Taxes on Distributions		07/10/2000	07/10/2000	19.36	12.83	6.05
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	11.56	10.72	5.07

% Total Annual Operating Expense Ratios[3]					Class A	Class C
					1.34%	2.09%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	8.3%

Facebook, Inc., Class A	5.1

Adobe Systems, Inc.	3.7

Alphabet, Inc., Class C	3.6

Visa, Inc., Class A	3.5

Alphabet, Inc., Class A	3.0

salesforce.com, inc.	2.7

Twitter, Inc.	2.6

GoDaddy, Inc., Class A	2.6

Charles Schwab Corp. (The)	2.5

Total	37.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

Russell 3000® Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,107.10	$6.90	1.32%
Class C	$1,000.00	$1,102.80	$10.79	2.07%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.61	1.32%
Class C	$1,000.00	$1,014.50	$10.34	2.07%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $46,280,082)	$87,941,042
Receivable for Fund shares sold	3,424
Total assets	$87,944,466

Liabilities
Payable for Fund shares redeemed	$193,484
Payable to affiliates:
Administration fee	10,771
Distribution and service fees	33,560
Trustees’ fees	42
Accrued expenses	14,269
Total liabilities	$252,126
Net Assets	$87,692,340

Sources of Net Assets
Paid-in capital	$45,825,520
Accumulated net investment loss	(873,968)
Accumulated net realized gain from Portfolio	1,079,828
Net unrealized appreciation from Portfolio	41,660,960
Total	$87,692,340

Class A Shares
Net Assets	$62,319,742
Shares Outstanding	2,167,789
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$28.75
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$30.50

Class C Shares
Net Assets	$25,372,598
Shares Outstanding	1,019,177
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$24.90

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends allocated from Portfolio	$292,563
Expenses allocated from Portfolio	(306,406)
Total investment loss from Portfolio	$(13,843)

Expenses
Administration fee	$63,797
Distribution and service fees
Class A	75,435
Class C	123,573
Trustees’ fees and expenses	250
Custodian fee	6,828
Transfer and dividend disbursing agent fees	31,193
Legal and accounting services	11,585
Printing and postage	8,504
Registration fees	21,709
Miscellaneous	4,838
Total expenses	$347,712

Net investment loss	$(361,555)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$2,277,066
Net realized gain	$2,277,066
Change in unrealized appreciation (depreciation) —
Investments	$6,542,858
Net change in unrealized appreciation (depreciation)	$6,542,858

Net realized and unrealized gain	$8,819,924

Net increase in net assets from operations	$8,458,369

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment loss	$(361,555)	$(567,646)
Net realized gain	2,277,066	3,168,949
Net change in unrealized appreciation (depreciation)	6,542,858	12,521,369
Net increase in net assets from operations	$8,458,369	$15,122,672
Distributions to shareholders —
From net realized gain
Class A	$(138,682)	$—
Class C	(65,651)	—
Total distributions to shareholders	$(204,333)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,596,893	$4,145,994
Class C	893,987	1,396,028
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	131,019	—
Class C	63,119	—
Cost of shares redeemed
Class A	(2,567,778)	(4,968,402)
Class C	(1,406,064)	(3,159,221)
Net decrease in net assets from Fund share transactions	$(1,288,824)	$(2,585,601)

Net increase in net assets	$6,965,212	$12,537,071

Net Assets
At beginning of period	$80,727,128	$68,190,057
At end of period	$87,692,340	$80,727,128

Accumulated net investment loss included in net assets
At end of period	$(873,968)	$(512,413)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$26.040		$21.220	$21.200	$19.620	$17.850		$13.900

Income (Loss) From Operations
Net investment loss(1)	$(0.087)		$(0.126)	$(0.079)	$(0.124)	$(0.126)		$(0.086)
Net realized and unrealized gain	2.860		4.946	0.099	1.704	1.896		4.036

Total income from operations	$2.773		$4.820	$0.020	$1.580	$1.770		$3.950

Less Distributions
From net realized gain	$(0.063)		$—	$—	$—	$—		$—

Total distributions	$(0.063)		$—	$—	$—	$—		$—

Net asset value — End of period	$28.750		$26.040	$21.220	$21.200	$19.620		$17.850

Total Return(2)	10.71	%(3)	22.67%	0.09%	8.05%	9.92	%(4)	28.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,320		$57,243	$47,363	$47,313	$43,667		$40,895
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.32	%(7)	1.34%	1.40%	1.40%	1.40	%(4)	1.43	%(4)
Net investment loss	(0.63	)%(7)	(0.53)%	(0.38)%	(0.60)%	(0.67)%		(0.56)%
Portfolio Turnover of the Portfolio	9	%(3)	34%	33%	26%	29%		68%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.02% and 0.09% of average daily net assets for the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$22.640		$18.590	$18.710	$17.450	$16.000		$12.550

Income (Loss) From Operations
Net investment loss(1)	$(0.166)		$(0.264)	$(0.207)	$(0.247)	$(0.238)		$(0.181)
Net realized and unrealized gain	2.489		4.314	0.087	1.507	1.688		3.631

Total income (loss) from operations	$2.323		$4.050	$(0.120)	$1.260	$1.450		$3.450

Less Distributions
From net realized gain	$(0.063)		$—	$—	$—	$—		$—

Total distributions	$(0.063)		$—	$—	$—	$—		$—

Net asset value — End of period	$24.900		$22.640	$18.590	$18.710	$17.450		$16.000

Total Return(2)	10.28	%(3)	21.79%	(0.64)%	7.22%	9.06	%(4)	27.49	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,373		$23,484	$20,827	$22,356	$19,902		$18,081
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.07	%(7)	2.09%	2.15%	2.15%	2.15	%(4)	2.18	%(4)
Net investment loss	(1.38	)%(7)	(1.28)%	(1.14)%	(1.35)%	(1.42)%		(1.31)%
Portfolio Turnover of the Portfolio	9	%(3)	34%	33%	26%	29%		68%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.02% and 0.09% of average daily net assets for the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.

Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (58.2% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election

10

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund had a late year ordinary loss of $512,413 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $63,797. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary expenses only) exceed 1.40% and 2.15% of the Fund’s average daily net assets for Class A and Class C, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM reimbursed no expenses for the six months ended April 30, 2018. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $7,997 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,477 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $75,435 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $92,680 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $30,893 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,100,897 and $2,899,501, respectively.

11

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	56,270	176,760
Issued to shareholders electing to receive payments of distributions in Fund shares	4,851	—
Redemptions	(91,792)	(210,515)

Net decrease	(30,671)	(33,755)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	36,793	68,437
Issued to shareholders electing to receive payments of distributions in Fund shares	2,692	—
Redemptions	(57,581)	(151,603)

Net decrease	(18,096)	(83,166)

12

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 97.1%
Security	Shares	Value

Aerospace & Defense — 1.2%
Raytheon Co.	8,944	$1,832,983
		$1,832,983

Air Freight & Logistics — 1.1%
FedEx Corp.	6,484	$1,602,845
		$1,602,845

Auto Components — 1.6%
Aptiv PLC	24,507	$2,072,802
Delphi Technologies PLC	8,169	395,461
		$2,468,263

Banks — 1.3%
KeyCorp	95,340	$1,899,173
		$1,899,173

Beverages — 2.7%
Coca-Cola Co. (The)	29,800	$1,287,658
Constellation Brands, Inc., Class A	12,006	2,798,959
		$4,086,617

Biotechnology — 4.2%
Celgene Corp.(1)	14,768	$1,286,293
Gilead Sciences, Inc.	32,365	2,337,724
Vertex Pharmaceuticals, Inc.(1)	18,054	2,765,150
		$6,389,167

Building Products — 0.6%
Fortune Brands Home & Security, Inc.	17,343	$948,489
		$948,489

Capital Markets — 4.4%
Charles Schwab Corp. (The)	68,069	$3,790,082
Goldman Sachs Group, Inc. (The)	7,398	1,763,165
S&P Global, Inc.	5,966	1,125,188
		$6,678,435

Chemicals — 2.0%
Celanese Corp., Series A	14,828	$1,611,359
Ecolab, Inc.	10,051	1,455,083
		$3,066,442

Security	Shares	Value

Communications Equipment — 1.3%
Palo Alto Networks, Inc.(1)	9,985	$1,922,212
		$1,922,212

Electrical Equipment — 2.2%
AMETEK, Inc.	34,300	$2,394,140
Rockwell Automation, Inc.	5,843	961,349
		$3,355,489

Food & Staples Retailing — 0.9%
US Foods Holding Corp.(1)	37,013	$1,265,104
		$1,265,104

Food Products — 2.1%
Mondelez International, Inc., Class A	21,503	$849,368
Pinnacle Foods, Inc.	37,187	2,246,095
		$3,095,463

Health Care Equipment & Supplies — 2.9%
Align Technology, Inc.(1)	2,983	$745,303
Danaher Corp.	11,868	1,190,598
Intuitive Surgical, Inc.(1)	1,812	798,693
Stryker Corp.	9,839	1,666,923
		$4,401,517

Health Care Providers & Services — 0.7%
Anthem, Inc.	4,546	$1,072,811
		$1,072,811

Internet & Direct Marketing Retail — 11.7%
Amazon.com, Inc.(1)	8,000	$12,529,040
Booking Holdings, Inc.(1)	735	1,600,830
Netflix, Inc.(1)	11,304	3,532,048
		$17,661,918

Internet Software & Services — 18.5%
Alibaba Group Holding, Ltd. ADR(1)	5,638	$1,006,608
Alphabet, Inc., Class A(1)	4,500	4,583,610
Alphabet, Inc., Class C(1)	5,402	5,495,617
Facebook, Inc., Class A(1)	44,686	7,685,992
GoDaddy, Inc., Class A(1)	61,194	3,950,685
Okta, Inc.(1)	29,863	1,278,435
Twitter, Inc.(1)	131,089	3,973,307
		$27,974,254

13	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 4.2%
Fiserv, Inc.(1)	13,974	$990,198
Visa, Inc., Class A	42,000	5,328,960
		$6,319,158

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	22,734	$1,494,533
Illumina, Inc.(1)	3,432	826,872
		$2,321,405

Media — 1.1%
Walt Disney Co. (The)	16,897	$1,695,276
		$1,695,276

Oil, Gas & Consumable Fuels — 2.2%
Devon Energy Corp.	40,020	$1,453,927
EOG Resources, Inc.	15,894	1,878,194
		$3,332,121

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,711,180
		$1,711,180

Pharmaceuticals — 2.3%
Eli Lilly & Co.	13,033	$1,056,585
Zoetis, Inc.	29,530	2,465,165
		$3,521,750

Road & Rail — 3.3%
J.B. Hunt Transport Services, Inc.	17,534	$2,059,018
Norfolk Southern Corp.	10,434	1,496,966
Union Pacific Corp.	10,178	1,360,086
		$4,916,070

Semiconductors & Semiconductor Equipment — 4.6%
Broadcom, Inc.	5,289	$1,213,402
Monolithic Power Systems, Inc.	32,100	3,758,910
Texas Instruments, Inc.	19,463	1,974,132
		$6,946,444

Software — 8.9%
Activision Blizzard, Inc.	22,246	$1,476,022
Adobe Systems, Inc.(1)	24,954	5,529,807
Proofpoint, Inc.(1)	7,763	915,568

Security	Shares	Value

Software (continued)
salesforce.com, inc.(1)	33,800	$4,089,462
SecureWorks Corp., Class A(1)	127,588	1,393,261
		$13,404,120

Specialty Retail — 3.2%
Home Depot, Inc. (The)	9,189	$1,698,127
TJX Cos., Inc. (The)	19,216	1,630,478
Ulta Beauty, Inc.(1)	6,209	1,557,900
		$4,886,505

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	17,520	$2,895,355
		$2,895,355

Textiles, Apparel & Luxury Goods — 1.8%
Lululemon Athletica, Inc.(1)	14,330	$1,430,134
NIKE, Inc., Class B	19,321	1,321,363
		$2,751,497

Trading Companies & Distributors — 1.6%
United Rentals, Inc.(1)	15,867	$2,380,050
		$2,380,050

Total Common Stocks (identified cost $74,642,529)		$146,802,113

Short-Term Investments — 3.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(2)	4,436,740	$4,436,296

Total Short-Term Investments (identified cost $4,436,296)		$4,436,296

Total Investments — 100.1% (identified cost $79,078,825)		$151,238,409

Other Assets, Less Liabilities — (0.1)%		$(83,021)

Net Assets — 100.0%		$151,155,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

14	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

15	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $74,642,529)	$146,802,113
Affiliated investment, at value (identified cost, $4,436,296)	4,436,296
Dividends receivable	29,154
Dividends receivable from affiliated investment	614
Tax reclaims receivable	8,517
Total assets	$151,276,694

Liabilities
Payable to affiliates:
Investment adviser fee	$80,356
Trustees’ fees	544
Accrued expenses	40,406
Total liabilities	$121,306
Net Assets applicable to investors’ interest in Portfolio	$151,155,388

Sources of Net Assets
Investors’ capital	$78,995,804
Net unrealized appreciation	72,159,584
Total	$151,155,388

16	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends	$499,047
Dividends from affiliated investment	4,993
Total investment income	$504,040

Expenses
Investment adviser fee	$476,616
Trustees’ fees and expenses	3,155
Custodian fee	26,134
Legal and accounting services	18,716
Miscellaneous	3,086
Total expenses	$527,707

Net investment loss	$(23,667)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,927,928
Investment transactions — affiliated investment	(309)
Net realized gain	$3,927,619
Change in unrealized appreciation (depreciation) —
Investments	$11,239,233
Investments — affiliated investment	113
Net change in unrealized appreciation (depreciation)	$11,239,346

Net realized and unrealized gain	$15,166,965

Net increase in net assets from operations	$15,143,298

17	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income (loss)	$(23,667)	$110,555
Net realized gain	3,927,619	5,491,106
Net change in unrealized appreciation (depreciation)	11,239,346	21,618,876
Net increase in net assets from operations	$15,143,298	$27,220,537
Capital transactions —
Contributions	$2,285,556	$4,872,116
Withdrawals	(5,814,167)	(11,739,906)
Net decrease in net assets from capital transactions	$(3,528,611)	$(6,867,790)

Net increase in net assets	$11,614,687	$20,352,747

Net Assets
At beginning of period	$139,540,701	$119,187,954
At end of period	$151,155,388	$139,540,701

18	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.72	%(2)	0.73%	0.73%	0.73%	0.73%	0.77%
Net investment income (loss)	(0.03	)%(2)	0.09%	0.28%	0.06%	(0.01)%	0.10%
Portfolio Turnover	9	%(3)	34%	33%	26%	29%	68%

Total Return	11.04	%(3)	23.40%	0.77%	8.77%	10.64%	29.25%

Net assets, end of period (000’s omitted)	$151,155		$139,541	$119,188	$126,104	$113,791	$107,427

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

19	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 58.2% and 41.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities, for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or

20

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $476,616 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,330,800 and $17,787,206, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,079,678

Gross unrealized appreciation	$73,009,955
Gross unrealized depreciation	(851,224)

Net unrealized appreciation	$72,158,731

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

21

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$146,802,113	*	$—	$—	$146,802,113
Short-Term Investments	—		4,436,296	—	4,436,296

Total Investments	$146,802,113		$4,436,296	$—	$151,238,409

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

24

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717    4.30.18

Eaton Vance

Tax-Managed Small-Cap Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Tax-Managed Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Performance1,2

Portfolio Managers J. Griffith Noble, CFA and Michael D. McLean, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	4.85%	12.66%	11.69%	7.74%
Class A with 5.75% Maximum Sales Charge	—	—	–1.17	6.17	10.38	7.10
Class C at NAV	09/29/1997	09/29/1997	4.44	11.84	10.86	6.94
Class C with 1% Maximum Sales Charge	—	—	3.53	10.86	10.86	6.94
Class I at NAV	10/01/2009	09/25/1997	5.00	12.98	11.97	7.98
Russell 2000® Index	—	—	3.27%	11.54%	11.74%	9.48%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		09/25/1997	09/25/1997	3.25%	9.10%	6.48%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	5.28	8.24	5.81
Class C After Taxes on Distributions		09/29/1997	09/29/1997	7.20	9.35	6.21
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	8.49	8.59	5.64
Class I After Taxes on Distributions		10/01/2009	09/25/1997	10.37	10.78	7.40
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	9.79	9.69	6.62

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.19%	1.94%	0.94%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

RealPage, Inc.	3.1%

Dolby Laboratories, Inc., Class A	2.5

Performance Food Group Co.	2.4

ServiceMaster Global Holdings, Inc.	2.4

Grand Canyon Education, Inc.	2.4

ACI Worldwide, Inc.	2.3

Euronet Worldwide, Inc.	2.3

Altair Engineering, Inc., Class A	2.2

Hexcel Corp.	2.2

ICU Medical, Inc.	2.1

Total	23.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,048.50	$6.04	1.19%
Class C	$1,000.00	$1,044.40	$9.83	1.94%
Class I	$1,000.00	$1,050.00	$4.78	0.94%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96	1.19%
Class C	$1,000.00	$1,015.20	$9.69	1.94%
Class I	$1,000.00	$1,020.10	$4.71	0.94%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $94,331,053)	$119,756,402
Receivable for Fund shares sold	31,239
Total assets	$119,787,641

Liabilities
Payable for Fund shares redeemed	$80,626
Payable to affiliates:
Distribution and service fees	32,860
Trustees’ fees	42
Accrued expenses	52,295
Total liabilities	$165,823
Net Assets	$119,621,818

Sources of Net Assets
Paid-in capital	$85,929,228
Accumulated net investment loss	(132,111)
Accumulated net realized gain from Portfolio	8,399,352
Net unrealized appreciation from Portfolio	25,425,349
Total	$119,621,818

Class A Shares
Net Assets	$77,487,872
Shares Outstanding	3,018,011
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.68
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$27.25

Class C Shares
Net Assets	$20,207,069
Shares Outstanding	964,138
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.96

Class I Shares
Net Assets	$21,926,877
Shares Outstanding	831,369
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends allocated from Portfolio	$634,756
Expenses allocated from Portfolio	(414,766)
Total investment income from Portfolio	$219,990

Expenses
Distribution and service fees
Class A	$97,255
Class C	103,486
Trustees’ fees and expenses	250
Custodian fee	8,311
Transfer and dividend disbursing agent fees	63,085
Legal and accounting services	13,223
Printing and postage	13,522
Registration fees	36,446
ReFlow liquidity program fees	10,769
Miscellaneous	5,754
Total expenses	$352,101

Net investment loss	$(132,111)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$4,625,953 (1)
Net realized gain	$4,625,953
Change in unrealized appreciation (depreciation) —
Investments	$1,159,930
Net change in unrealized appreciation (depreciation)	$1,159,930

Net realized and unrealized gain	$5,785,883

Net increase in net assets from operations	$5,653,772

(1)	Includes $1,027,617 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment loss	$(132,111)	$(343,237)
Net realized gain	4,625,953 (1)	14,989,283 (2)
Net change in unrealized appreciation (depreciation)	1,159,930	8,753,554
Net increase in net assets from operations	$5,653,772	$23,399,600
Distributions to shareholders —
From net realized gain
Class A	$(8,372,547)	$(4,115,069)
Class B	—	(27,057)
Class C	(2,673,047)	(1,501,336)
Class I	(2,268,617)	(843,734)
Total distributions to shareholders	$(13,314,211)	$(6,487,196)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,102,034	$6,876,756
Class B	—	13,134
Class C	382,627	1,435,082
Class I	7,899,128	10,491,742
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,712,496	3,837,445
Class B	—	27,055
Class C	2,561,014	1,319,911
Class I	2,142,676	790,852
Cost of shares redeemed
Class A	(5,070,509)	(12,007,489)
Class B	—	(57,859)
Class C	(1,998,971)	(4,981,044)
Class I	(7,423,187)	(6,683,496)
Net asset value of shares exchanged
Class A	—	147,966
Class B	—	(147,966)
Net asset value of shares merged*
Class A	—	280,605
Class B	—	(280,605)
Net increase in net assets from Fund share transactions	$9,307,308	$1,062,089

Net increase in net assets	$1,646,869	$17,974,493

Net Assets
At beginning of period	$117,974,949	$100,000,456
At end of period	$119,621,818	$117,974,949

Accumulated net investment loss included in net assets
At end of period	$(132,111)	$—

(1)	Includes $1,027,617 of net realized gains from redemptions in-kind.

(2)	Includes $598,607 of net realized gains from redemptions in-kind.

*	At the close of business on September 20, 2017, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$27.390		$23.420	$24.000	$24.010	$22.380	$16.930

Income (Loss) From Operations
Net investment loss(1)	$(0.018)		$(0.050)	$(0.055)	$(0.051)	$(0.075)	$(0.001)
Net realized and unrealized gain	1.312		5.494	0.680	0.497	1.705	5.451

Total income from operations	$1.294		$5.444	$0.625	$0.446	$1.630	$5.450

Less Distributions
From net realized gain	$(3.004)		$(1.474)	$(1.205)	$(0.456)	$—	$—

Total distributions	$(3.004)		$(1.474)	$(1.205)	$(0.456)	$—	$—

Net asset value — End of period	$25.680		$27.390	$23.420	$24.000	$24.010	$22.380

Total Return(2)	4.85	%(3)	23.96%	2.90%	1.86%	7.33%	32.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,488		$76,407	$66,058	$70,678	$70,315	$71,056
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.19	%(6)	1.19%	1.22%	1.19%	1.19%	1.27%
Net investment loss	(0.14	)%(6)	(0.19)%	(0.24)%	(0.21)%	(0.32)%	(0.00	)%(7)
Portfolio Turnover of the Portfolio	28	%(3)	70%	66%	73%	58%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than (0.005)%.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$22.970		$19.990	$20.820	$21.040	$19.760	$15.060

Income (Loss) From Operations
Net investment loss(1)	$(0.094)		$(0.202)	$(0.192)	$(0.205)	$(0.219)	$(0.130)
Net realized and unrealized gain	1.088		4.656	0.567	0.441	1.499	4.830

Total income from operations	$0.994		$4.454	$0.375	$0.236	$1.280	$4.700

Less Distributions
From net realized gain	$(3.004)		$(1.474)	$(1.205)	$(0.456)	$—	$—

Total distributions	$(3.004)		$(1.474)	$(1.205)	$(0.456)	$—	$—

Net asset value — End of period	$20.960		$22.970	$19.990	$20.820	$21.040	$19.760

Total Return(2)	4.44	%(3)	23.07%	2.09%	1.11%	6.53%	31.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,207		$21,002	$20,326	$23,228	$23,936	$24,075
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.94	%(6)	1.94%	1.97%	1.94%	1.94%	2.02%
Net investment loss	(0.88	)%(6)	(0.94)%	(0.99)%	(0.96)%	(1.07)%	(0.76)%
Portfolio Turnover of the Portfolio	28	%(3)	70%	66%	73%	58%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period	$28.020		$23.870	$24.380		$24.330	$22.620	$17.060

Income (Loss) From Operations
Net investment income (loss)(1)	$0.015		$0.007	$0.001		$0.005	$(0.020)	$0.049
Net realized and unrealized gain	1.339		5.617	0.694		0.501	1.730	5.511

Total income from operations	$1.354		$5.624	$0.695		$0.506	$1.710	$5.560

Less Distributions
From net realized gain	$(3.004)		$(1.474)	$(1.205)		$(0.456)	$—	$—

Total distributions	$(3.004)		$(1.474)	$(1.205)		$(0.456)	$—	$—

Net asset value — End of period	$26.370		$28.020	$23.870		$24.380	$24.330	$22.620

Total Return(2)	5.00	%(3)	24.28%	3.14%		2.09%	7.61%	32.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,927		$20,565	$13,210		$22,741	$14,452	$11,324
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.94	%(6)	0.94%	0.97%		0.94%	0.94%	1.02%
Net investment income (loss)	0.11	%(6)	0.03%	0.00	%(7)	0.02%	(0.09)%	0.25%
Portfolio Turnover of the Portfolio	28	%(3)	70%	66%		73%	58%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.005%.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (69.0% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

11

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $15,753 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,186 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $97,255 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $77,614 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $25,872 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,549,644 and $5,905,369, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $4,209,339.

12

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on July 3, 2017. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	118,634	270,825
Issued to shareholders electing to receive payments of distributions in Fund shares	303,761	156,057
Redemptions	(194,387)	(474,358)
Merger from Class B shares	—	10,601
Exchange from Class B shares	—	5,870

Net increase (decrease)	228,008	(31,005)

Class B		Year Ended October 31, 2017(1)

Sales		626
Issued to shareholders electing to receive payments of distributions in Fund shares		1,298
Redemptions		(2,707)
Merger to Class A shares		(12,569)
Exchange to Class A shares		(6,918)

Net decrease		(20,270)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	18,118	67,254
Issued to shareholders electing to receive payments of distributions in Fund shares	123,244	63,610
Redemptions	(91,760)	(233,116)

Net increase (decrease)	49,602	(102,252)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	295,583	403,606
Issued to shareholders electing to receive payments of distributions in Fund shares	82,221	31,508
Redemptions	(280,362)	(254,575)

Net increase	97,442	180,539

(1)	At the close of business on September 20, 2017, the Fund’s Class B shares were merged into Class A shares.

13

Tax-Managed Small-Cap Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value

Aerospace & Defense — 3.0%
Hexcel Corp.	56,177	$3,734,085
Mercury Systems, Inc.(1)	43,648	1,400,228
		$5,134,313

Banks — 10.9%
Ameris Bancorp	38,482	$1,989,519
BankUnited, Inc.	56,650	2,243,906
Columbia Banking System, Inc.	60,362	2,427,156
Sterling Bancorp	151,032	3,587,010
Texas Capital Bancshares, Inc.(1)	31,081	3,066,141
Western Alliance Bancorp(1)	50,904	3,002,318
Wintrust Financial Corp.	29,602	2,647,899
		$18,963,949

Biotechnology — 1.3%
Ligand Pharmaceuticals, Inc.(1)	14,075	$2,179,514
		$2,179,514

Capital Markets — 2.8%
Cohen & Steers, Inc.	75,807	$3,039,861
Lazard, Ltd., Class A	32,330	1,759,398
		$4,799,259

Chemicals — 3.5%
Balchem Corp.	40,887	$3,607,869
NewMarket Corp.	6,575	2,495,541
		$6,103,410

Commercial Services & Supplies — 5.3%
Brink’s Co. (The)	35,273	$2,603,147
Deluxe Corp.	47,026	3,223,162
Multi-Color Corp.	51,304	3,332,195
		$9,158,504

Communications Equipment — 1.2%
NETGEAR, Inc.(1)	37,474	$2,072,312
		$2,072,312

Diversified Consumer Services — 5.8%
Bright Horizons Family Solutions, Inc.(1)	17,899	$1,698,257
Grand Canyon Education, Inc.(1)	39,947	4,154,089
ServiceMaster Global Holdings, Inc.(1)	82,155	4,157,043
		$10,009,389

Security	Shares	Value

Electric Utilities — 0.8%
ALLETE, Inc.	18,734	$1,431,465
		$1,431,465

Electrical Equipment — 1.2%
EnerSys	31,098	$2,132,079
		$2,132,079

Electronic Equipment, Instruments & Components — 3.5%
Dolby Laboratories, Inc., Class A	71,541	$4,279,583
FLIR Systems, Inc.	31,915	1,709,048
		$5,988,631

Energy Equipment & Services — 0.8%
Oceaneering International, Inc.	62,655	$1,330,792
		$1,330,792

Equity Real Estate Investment Trusts (REITs) — 3.9%
CubeSmart	88,063	$2,592,575
DCT Industrial Trust, Inc.	49,182	3,224,864
Education Realty Trust, Inc.	28,455	936,454
		$6,753,893

Food & Staples Retailing — 2.4%
Performance Food Group Co.(1)	128,790	$4,179,236
		$4,179,236

Food Products — 2.2%
Lancaster Colony Corp.	5,754	$722,645
Pinnacle Foods, Inc.	50,969	3,078,527
		$3,801,172

Gas Utilities — 1.1%
ONE Gas, Inc.	26,389	$1,839,841
		$1,839,841

Health Care Equipment & Supplies — 6.7%
ICU Medical, Inc.(1)	14,640	$3,684,888
Integra LifeSciences Holdings Corp.(1)	40,069	2,469,452
Masimo Corp.(1)	14,857	1,333,119
West Pharmaceutical Services, Inc.	38,889	3,430,399
Wright Medical Group NV(1)	32,198	631,403
		$11,549,261

14	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 2.9%
Amedisys, Inc.(1)	44,688	$2,953,430
Chemed Corp.	7,010	2,160,622
		$5,114,052

Health Care Technology — 1.1%
Cotiviti Holdings, Inc.(1)	56,206	$1,941,355
		$1,941,355

Hotels, Restaurants & Leisure — 1.0%
Texas Roadhouse, Inc.	28,064	$1,798,341
		$1,798,341

Household Products — 0.9%
Central Garden & Pet Co., Class A(1)	45,996	$1,632,858
		$1,632,858

Insurance — 4.4%
First American Financial Corp.	51,665	$2,640,598
Horace Mann Educators Corp.	75,159	3,359,607
RLI Corp.	26,859	1,699,638
		$7,699,843

IT Services — 6.9%
Black Knight, Inc.(1)	59,142	$2,877,258
Conduent, Inc.(1)	109,561	2,132,057
CSG Systems International, Inc.	68,385	2,926,194
Euronet Worldwide, Inc.(1)	51,877	4,052,113
		$11,987,622

Machinery — 2.1%
Milacron Holdings Corp.(1)	102,543	$1,848,850
RBC Bearings, Inc.(1)	15,121	1,759,782
		$3,608,632

Marine — 1.6%
Kirby Corp.(1)	32,497	$2,771,994
		$2,771,994

Oil, Gas & Consumable Fuels — 2.4%
Diamondback Energy, Inc.(1)	11,728	$1,506,462
Jagged Peak Energy, Inc.(1)	41,577	595,798
PDC Energy, Inc.(1)	40,145	2,149,363
		$4,251,623

Security	Shares	Value

Pharmaceuticals — 0.9%
Catalent, Inc.(1)	38,236	$1,571,882
		$1,571,882

Professional Services — 0.6%
Ceridian HCM Holding, Inc.(1)	31,941	$1,008,697
		$1,008,697

Road & Rail — 2.0%
Landstar System, Inc.	33,518	$3,407,105
		$3,407,105

Software — 9.7%
ACI Worldwide, Inc.(1)	174,494	$4,056,986
Altair Engineering, Inc., Class A(1)	130,556	3,783,513
Blackbaud, Inc.	34,194	3,589,002
RealPage, Inc.(1)	99,797	5,339,139
		$16,768,640

Specialty Retail — 0.2%
Lithia Motors, Inc., Class A	3,503	$335,798
		$335,798

Textiles, Apparel & Luxury Goods — 2.6%
Carter’s, Inc.	9,994	$1,002,598
Columbia Sportswear Co.	15,380	1,276,694
Steven Madden, Ltd.	47,661	2,299,643
		$4,578,935

Thrifts & Mortgage Finance — 0.6%
Essent Group, Ltd.(1)	33,934	$1,118,465
		$1,118,465

Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	34,799	$2,225,396
		$2,225,396

Total Common Stocks (identified cost $126,049,786)		$169,248,258

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(2)	4,173,468	$4,173,050

Total Short-Term Investments (identified cost $4,172,742)		$4,173,050

Total Investments — 100.0% (identified cost $130,222,528)		$173,421,308

Other Assets, Less Liabilities — 0.0%(3)		$52,125

Net Assets — 100.0%		$173,473,433

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

(3)	Amount is less than 0.05%.

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $126,049,786)	$169,248,258
Affiliated investment, at value (identified cost, $4,172,742)	4,173,050
Dividends receivable	16,542
Dividends receivable from affiliated investment	5,080
Receivable for investments sold	605,386
Total assets	$174,048,316

Liabilities
Payable for investments purchased	$439,196
Payable to affiliates:
Investment adviser fee	89,978
Trustees’ fees	653
Accrued expenses	45,056
Total liabilities	$574,883
Net Assets applicable to investors’ interest in Portfolio	$173,473,433

Sources of Net Assets
Investors’ capital	$130,274,653
Net unrealized appreciation	43,198,780
Total	$173,473,433

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends	$899,830
Dividends from affiliated investment	17,550
Total investment income	$917,380

Expenses
Investment adviser fee	$543,116
Trustees’ fees and expenses	3,785
Custodian fee	29,829
Legal and accounting services	19,553
Miscellaneous	3,336
Total expenses	$599,619

Net investment income	$317,761

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,689,727	(1)
Investment transactions — affiliated investment	(759)
Net realized gain	$6,688,968
Change in unrealized appreciation (depreciation) —
Investments	$1,653,924
Investments — affiliated investment	308
Net change in unrealized appreciation (depreciation)	$1,654,232

Net realized and unrealized gain	$8,343,200

Net increase in net assets from operations	$8,660,961

(1)	Includes $1,487,012 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$317,761	$485,455
Net realized gain	6,688,968 (1)	21,686,883 (2)
Net change in unrealized appreciation (depreciation)	1,654,232	12,707,851
Net increase in net assets from operations	$8,660,961	$34,880,189
Capital transactions —
Contributions	$2,646,550	$6,322,045
Withdrawals	(8,604,134)	(17,178,507)
Net decrease in net assets from capital transactions	$(5,957,584)	$(10,856,462)

Net increase in net assets	$2,703,377	$24,023,727

Net Assets
At beginning of period	$170,770,056	$146,746,329
At end of period	$173,473,433	$170,770,056

(1)	Includes $1,487,012 of net realized gains from redemptions in-kind.

(2)	Includes $865,729 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.69	%(2)	0.70%	0.70%	0.70%	0.69%	0.72%
Net investment income	0.37	%(2)	0.30%	0.27%	0.28%	0.17%	0.55%
Portfolio Turnover	28	%(3)	70%	66%	73%	58%	39%

Total Return	5.11	%(3)	24.56%	3.43%	2.35%	7.87%	32.92%

Net assets, end of period (000’s omitted)	$173,473		$170,770	$146,746	$165,211	$153,201	$148,616

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly-traded common stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 69.0% and 31.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities, for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into

21

Tax-Managed Small-Cap Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $543,116 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $47,642,608 and $50,316,663, respectively, for the six months ended April 30, 2018. In-kind sales for the six months ended April 30, 2018 aggregated $4,209,339.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,196,214

Gross unrealized appreciation	$44,589,810
Gross unrealized depreciation	(1,364,716)

Net unrealized appreciation	$43,225,094

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

22

Tax-Managed Small-Cap Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$169,248,258	*	$—	$—	$169,248,258
Short-Term Investments	—		4,173,050	—	4,173,050

Total Investments	$169,248,258		$4,173,050	$—	$173,421,308

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

25

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Tax-Managed Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.18

Eaton Vance

Tax-Managed Value Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Tax-Managed Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	5.10%	13.65%	10.14%	5.78%
Class A with 5.75% Maximum Sales Charge	—	—	–0.95	7.13	8.85	5.16
Class C at NAV	01/24/2000	01/24/2000	4.64	12.77	9.31	4.99
Class C with 1% Maximum Sales Charge	—	—	3.64	11.77	9.31	4.99
Class I at NAV	11/30/2007	12/27/1999	5.16	13.89	10.40	6.04
Russell 1000® Value Index	—	—	1.94%	7.50%	10.52%	7.29%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		12/27/1999	12/27/1999	6.89%	7.66%	4.48%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	4.39	6.92	4.08
Class C After Taxes on Distributions		01/24/2000	01/24/2000	11.71	8.26	4.44
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	7.01	7.37	3.99
Class I After Taxes on Distributions		11/30/2007	12/27/1999	13.56	9.13	5.30
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	8.45	8.21	4.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.19%	1.94%	0.94%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	5.4%

NextEra Energy, Inc.	3.4

Verizon Communications, Inc.	3.4

Chevron Corp.	3.2

PNC Financial Services Group, Inc. (The)	2.9

Johnson & Johnson	2.9

Wells Fargo & Co.	2.8

Exxon Mobil Corp.	2.7

Thermo Fisher Scientific, Inc.	2.7

Charles Schwab Corp. (The)	2.6

Total	32.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,051.00	$6.00	1.18%
Class C	$1,000.00	$1,046.40	$9.79	1.93%
Class I	$1,000.00	$1,051.60	$4.73	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.91	1.18%
Class C	$1,000.00	$1,015.20	$9.64	1.93%
Class I	$1,000.00	$1,020.20	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Tax-Managed Value Portfolio, at value (identified cost, $286,870,826)	$590,182,902
Receivable for Fund shares sold	204,684
Total assets	$590,387,586

Liabilities
Payable for Fund shares redeemed	$1,075,300
Payable to affiliates:
Administration fee	72,722
Distribution and service fees	164,911
Trustees’ fees	43
Accrued expenses	99,793
Total liabilities	$1,412,769
Net Assets	$588,974,817

Sources of Net Assets
Paid-in capital	$298,000,832
Accumulated undistributed net investment income	1,855,787
Accumulated net realized loss from Portfolio	(14,193,878)
Net unrealized appreciation from Portfolio	303,312,076
Total	$588,974,817

Class A Shares
Net Assets	$312,996,518
Shares Outstanding	11,916,308
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.27
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$27.87

Class C Shares
Net Assets	$121,750,247
Shares Outstanding	4,830,766
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$25.20

Class I Shares
Net Assets	$154,228,052
Shares Outstanding	5,896,737
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends allocated from Portfolio (net of foreign taxes, $41,619)	$6,615,157
Securities lending income allocated from Portfolio, net	10,279
Expenses allocated from Portfolio	(2,029,318)
Total investment income from Portfolio	$4,596,118

Expenses
Administration fee	$446,303
Distribution and service fees
Class A	395,583
Class C	630,319
Trustees’ fees and expenses	250
Custodian fee	19,249
Transfer and dividend disbursing agent fees	153,631
Legal and accounting services	16,002
Printing and postage	20,483
Registration fees	28,336
ReFlow liquidity program fees	38,413
Miscellaneous	7,180
Total expenses	$1,755,749

Net investment income	$2,840,369

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$11,896,142 (1)
Foreign currency transactions	(1,606)
Net realized gain	$11,894,536
Change in unrealized appreciation (depreciation) —
Investments	$14,454,773
Foreign currency	883
Net change in unrealized appreciation (depreciation)	$14,455,656

Net realized and unrealized gain	$26,350,192

Net increase in net assets from operations	$29,190,561

(1)	Includes $9,612,412 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$2,840,369	$6,331,576
Net realized gain	11,894,536 (1)	27,209,093 (2)
Net change in unrealized appreciation (depreciation)	14,455,656	69,347,628
Net increase in net assets from operations	$29,190,561	$102,888,297
Distributions to shareholders —
From net investment income
Class A	$(3,054,123)	$(3,368,571)
Class C	(309,257)	(597,350)
Class I	(1,825,583)	(1,538,680)
Total distributions to shareholders	$(5,188,963)	$(5,504,601)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,753,863	$25,901,778
Class C	1,321,636	4,481,149
Class I	28,763,114	87,112,769
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,568,310	3,008,192
Class C	296,958	498,732
Class I	1,566,811	1,263,792
Cost of shares redeemed
Class A	(17,729,904)	(63,156,315)
Class C	(11,298,667)	(34,450,332)
Class I	(27,967,122)	(71,653,822)
Net decrease in net assets from Fund share transactions	$(15,725,001)	$(46,994,057)

Net increase in net assets	$8,276,597	$50,389,639

Net Assets
At beginning of period	$580,698,220	$530,308,581
At end of period	$588,974,817	$580,698,220

Accumulated undistributed net investment income included in net assets
At end of period	$1,855,787	$4,204,381

(1)	Includes $9,612,412 of net realized gains from redemptions in-kind.

(2)	Includes $23,413,060 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$25.240		$21.200	$23.090	$24.960	$22.470	$18.460

Income (Loss) From Operations
Net investment income(1)	$0.137		$0.292	$0.297	$0.290	$0.306	$0.258
Net realized and unrealized gain (loss)	1.145		3.997	(0.354)	(0.072)	3.217	4.120

Total income (loss) from operations	$1.282		$4.289	$(0.057)	$0.218	$3.523	$4.378

Less Distributions
From net investment income	$(0.252)		$(0.249)	$(0.286)	$(0.268)	$(0.134)	$(0.368)
From net realized gain	—		—	(1.547)	(1.820)	(0.899)	—

Total distributions	$(0.252)		$(0.249)	$(1.833)	$(2.088)	$(1.033)	$(0.368)

Net asset value — End of period	$26.270		$25.240	$21.200	$23.090	$24.960	$22.470

Total Return(2)	5.10	%(3)	20.37%	(0.17)%	0.94%	16.33%	24.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$312,997		$308,854	$290,402	$337,567	$371,714	$374,746
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.18	%(6)	1.19%	1.21%	1.19%	1.21%	1.24%
Net investment income	1.05	%(6)	1.25%	1.40%	1.24%	1.29%	1.28%
Portfolio Turnover of the Portfolio	8	%(3)	30%	45%	61%	19%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$24.140		$20.290	$22.160	$24.030	$21.680	$17.830

Income (Loss) From Operations
Net investment income(1)	$0.038		$0.114	$0.133	$0.111	$0.123	$0.100
Net realized and unrealized gain (loss)	1.082		3.828	(0.338)	(0.065)	3.108	4.002

Total income (loss) from operations	$1.120		$3.942	$(0.205)	$0.046	$3.231	$4.102

Less Distributions
From net investment income	$(0.060)		$(0.092)	$(0.118)	$(0.096)	$—	$(0.252)
From net realized gain	—		—	(1.547)	(1.820)	(0.881)	—

Total distributions	$(0.060)		$(0.092)	$(1.665)	$(1.916)	$(0.881)	$(0.252)

Net asset value — End of period	$25.200		$24.140	$20.290	$22.160	$24.030	$21.680

Total Return(2)	4.64	%(3)	19.48%	(0.91)%	0.19%	15.44%	23.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,750		$125,813	$132,286	$150,726	$159,572	$147,863
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.93	%(6)	1.94%	1.96%	1.94%	1.96%	1.99%
Net investment income	0.30	%(6)	0.51%	0.65%	0.49%	0.54%	0.51%
Portfolio Turnover of the Portfolio	8	%(3)	30%	45%	61%	19%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$25.170		$21.140	$23.030	$24.920	$22.440	$18.450

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.346	$0.348	$0.345	$0.353	$0.312
Net realized and unrealized gain (loss)	1.125		3.989	(0.345)	(0.084)	3.216	4.113

Total income from operations	$1.293		$4.335	$0.003	$0.261	$3.569	$4.425

Less Distributions
From net investment income	$(0.313)		$(0.305)	$(0.346)	$(0.331)	$(0.190)	$(0.435)
From net realized gain	—		—	(1.547)	(1.820)	(0.899)	—

Total distributions	$(0.313)		$(0.305)	$(1.893)	$(2.151)	$(1.089)	$(0.435)

Net asset value — End of period	$26.150		$25.170	$21.140	$23.030	$24.920	$22.440

Total Return(2)	5.16	%(3)	20.68%	0.07%	1.17%	16.60%	24.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$154,228		$146,032	$107,621	$101,125	$100,746	$145,314
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.93	%(6)	0.94%	0.96%	0.94%	0.96%	0.99%
Net investment income	1.30	%(6)	1.48%	1.65%	1.48%	1.50%	1.55%
Portfolio Turnover of the Portfolio	8	%(3)	30%	45%	61%	19%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (81.6% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

11

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $1,653,073 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $1,653,073 are short-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $446,303. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $26,541 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,189 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $395,583 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $472,739 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $157,580 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $500 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $576,170 and $24,054,386, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $17,634,200.

12

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	254,670	1,106,094
Issued to shareholders electing to receive payments of distributions in Fund shares	99,239	133,401
Redemptions	(671,866)	(2,702,262)

Net decrease	(317,957)	(1,462,767)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	52,373	200,826
Issued to shareholders electing to receive payments of distributions in Fund shares	11,921	22,972
Redemptions	(446,004)	(1,531,869)

Net decrease	(381,710)	(1,308,071)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,097,651	3,738,002
Issued to shareholders electing to receive payments of distributions in Fund shares	60,847	56,344
Redemptions	(1,064,240)	(3,083,318)

Net increase	94,258	711,028

13

Tax-Managed Value Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value

Aerospace & Defense — 3.4%
Hexcel Corp.	124,945	$8,305,094
Textron, Inc.	39,430	2,450,180
United Technologies Corp.	113,000	13,576,950
		$24,332,224

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.(1)	134,430	$12,371,593
		$12,371,593

Banks — 15.8%
Bank of America Corp.	88,914	$2,660,307
Citigroup, Inc.	81,079	5,535,263
JPMorgan Chase & Co.	360,695	39,236,402
KeyCorp	689,553	13,735,896
PNC Financial Services Group, Inc. (The)	144,479	21,037,587
U.S. Bancorp	237,562	11,985,003
Wells Fargo & Co.	386,390	20,076,825
		$114,267,283

Capital Markets — 5.8%
Ameriprise Financial, Inc.	35,881	$5,030,875
Charles Schwab Corp. (The)	340,687	18,969,452
Credit Suisse Group AG ADR	732,740	12,288,050
Goldman Sachs Group, Inc. (The)	22,682	5,405,801
		$41,694,178

Construction & Engineering — 0.3%
Fluor Corp.	32,003	$1,886,577
		$1,886,577

Consumer Finance — 1.3%
American Express Co.	59,190	$5,845,013
Discover Financial Services	53,429	3,806,816
		$9,651,829

Containers & Packaging — 0.7%
International Paper Co.	94,211	$4,857,519
		$4,857,519

Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	502,206	$24,783,866
		$24,783,866

Security	Shares	Value

Electric Utilities — 3.4%
NextEra Energy, Inc.	151,637	$24,854,821
		$24,854,821

Electrical Equipment — 0.8%
Rockwell Automation, Inc.	33,916	$5,580,199
		$5,580,199

Electronic Equipment, Instruments & Components — 0.8%
FLIR Systems, Inc.	103,993	$5,568,825
		$5,568,825

Equity Real Estate Investment Trusts (REITs) — 4.1%
AvalonBay Communities, Inc.	47,915	$7,810,145
Boston Properties, Inc.	59,105	7,175,938
Invitation Homes, Inc.	267,865	6,198,396
Simon Property Group, Inc.	54,180	8,470,501
		$29,654,980

Food Products — 3.3%
McCormick & Co., Inc.(1)	105,291	$11,098,724
Mondelez International, Inc., Class A	54,258	2,143,191
Nestle SA	138,900	10,760,594
		$24,002,509

Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(2)	239,134	$6,867,929
Stryker Corp.	58,093	9,842,116
		$16,710,045

Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	58,739	$13,885,900
		$13,885,900

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	125,813	$7,243,054
		$7,243,054

Household Products — 0.3%
Colgate-Palmolive Co.	37,424	$2,441,168
		$2,441,168

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	83,731	$12,114,201
		$12,114,201

14	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 3.5%
Alleghany Corp.	10,617	$6,101,272
American Financial Group, Inc.	16,074	1,819,898
Prudential Financial, Inc.	83,332	8,859,858
Travelers Cos., Inc. (The)	64,030	8,426,348
		$25,207,376

Internet Software & Services — 3.3%
Alphabet, Inc., Class A(2)	9,850	$10,033,013
Alphabet, Inc., Class C(2)	8,199	8,341,089
eBay, Inc.(2)	144,926	5,489,797
		$23,863,899

IT Services — 0.8%
Visa, Inc., Class A(1)	45,667	$5,794,229
		$5,794,229

Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	91,104	$19,163,726
		$19,163,726

Machinery — 0.8%
Caterpillar, Inc.	42,168	$6,087,372
		$6,087,372

Media — 0.2%
Walt Disney Co. (The)	15,247	$1,529,731
		$1,529,731

Multi-Utilities — 2.5%
Sempra Energy	162,537	$18,171,637
		$18,171,637

Oil, Gas & Consumable Fuels — 12.2%
Chevron Corp.	182,680	$22,855,095
ConocoPhillips	221,251	14,491,941
EOG Resources, Inc.	125,646	14,847,588
Exxon Mobil Corp.	249,154	19,371,723
Occidental Petroleum Corp.	48,024	3,710,334
Phillips 66	113,827	12,670,083
		$87,946,764

Personal Products — 2.1%
Estee Lauder Cos., Inc. (The), Class A	100,512	$14,884,822
		$14,884,822

Security	Shares	Value

Pharmaceuticals — 7.0%
Eli Lilly & Co.	128,396	$10,409,064
Johnson & Johnson	164,139	20,761,942
Merck & Co., Inc.	167,049	9,834,175
Zoetis, Inc.	110,795	9,249,166
		$50,254,347

Road & Rail — 1.0%
Union Pacific Corp.	54,746	$7,315,708
		$7,315,708

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	267,230	$13,794,412
QUALCOMM, Inc.	169,860	8,664,559
		$22,458,971

Software — 0.9%
Microsoft Corp.	40,810	$3,816,551
Oracle Corp.	62,474	2,853,188
		$6,669,739

Specialty Retail — 2.7%
Home Depot, Inc. (The)	81,060	$14,979,888
Tiffany & Co.	44,668	4,593,210
		$19,573,098

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	92,287	$15,251,350
		$15,251,350

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(2)	66,422	$6,628,915
NIKE, Inc., Class B	64,497	4,410,950
		$11,039,865

Tobacco — 1.3%
Altria Group, Inc.	173,789	$9,751,301
		$9,751,301

Total Common Stocks (identified cost $371,038,768)		$720,864,706

15	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(3)	1,655,511	$1,655,346

Total Short-Term Investments (identified cost $1,655,232)		$1,655,346

Total Investments — 99.9% (identified cost $372,694,000)		$722,520,052

Other Assets, Less Liabilities — 0.1%		$736,857

Net Assets — 100.0%		$723,256,909

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at April 30, 2018. The aggregate market value of securities on loan at April 30, 2018 was $25,692,664.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value including $25,692,664 of securities on loan (identified cost, $371,038,768)	$720,864,706
Affiliated investment, at value (identified cost, $1,655,232)	1,655,346
Dividends receivable	501,382
Dividends receivable from affiliated investment	2,312
Securities lending income receivable	2,299
Tax reclaims receivable	718,163
Total assets	$723,744,208

Liabilities
Payable to affiliates:
Investment adviser fee	$381,986
Trustees’ fees	2,696
Accrued expenses	102,617
Total liabilities	$487,299
Net Assets applicable to investors’ interest in Portfolio	$723,256,909

Sources of Net Assets
Investors’ capital	$373,453,645
Net unrealized appreciation	349,803,264
Total	$723,256,909

17	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $51,002)	$8,084,988
Dividends from affiliated investment	13,821
Securities lending income, net	12,585
Total investment income	$8,111,394

Expenses
Investment adviser fee	$2,341,376
Trustees’ fees and expenses	15,350
Custodian fee	87,698
Legal and accounting services	29,454
Miscellaneous	10,598
Total expenses	$2,484,476

Net investment income	$5,626,918

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$14,563,416 (1)
Investment transactions — affiliated investment	(242)
Foreign currency transactions	(1,967)
Net realized gain	$14,561,207
Change in unrealized appreciation (depreciation) —
Investments	$17,617,841
Investments — affiliated investment	114
Foreign currency	1,029
Net change in unrealized appreciation (depreciation)	$17,618,984

Net realized and unrealized gain	$32,180,191

Net increase in net assets from operations	$37,807,109

(1)	Includes $11,770,662 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$5,626,918	$11,984,549
Net realized gain	14,561,207 (1)	33,219,368 (2)
Net change in unrealized appreciation (depreciation)	17,618,984	84,565,183
Net increase in net assets from operations	$37,807,109	$129,769,100
Capital transactions —
Contributions	$3,296,498	$7,377,549
Withdrawals	(30,747,323)	(70,698,355)
Net decrease in net assets from capital transactions	$(27,450,825)	$(63,320,806)

Net increase in net assets	$10,356,284	$66,448,294

Net Assets
At beginning of period	$712,900,625	$646,452,331
At end of period	$723,256,909	$712,900,625

(1)	Includes $11,770,662 of net realized gains from redemptions in-kind.

(2)	Includes $28,582,333 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68	%(2)	0.69%	0.69%	0.68%	0.68%	0.69%
Net investment income	1.54	%(2)	1.74%	1.91%	1.75%	1.81%	1.82%
Portfolio Turnover	8	%(3)	30%	45%	61%	19%	10%

Total Return	5.36	%(3)	20.97%	0.35%	1.45%	16.92%	24.87%

Net assets, end of period (000’s omitted)	$723,257		$712,901	$646,452	$714,571	$754,833	$782,833

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 81.6% and 18.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities, for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

21

Tax-Managed Value Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $2,341,376 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $56,925,609 and $59,808,511, respectively, for the six months ended April 30, 2018. In-kind sales for the six months ended April 30, 2018 aggregated $17,634,200.

22

Tax-Managed Value Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$374,013,150

Gross unrealized appreciation	$349,152,006
Gross unrealized depreciation	(645,104)

Net unrealized appreciation	$348,506,902

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At April 30, 2018, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $25,692,664 and $26,343,406, respectively. Collateral received comprised of non-cash U.S. Government and/or agencies securities of $26,343,406. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

23

Tax-Managed Value Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$39,385,748	$—		$—	$39,385,748
Consumer Staples	40,319,206	10,760,594		—	51,079,800
Energy	87,946,764	—		—	87,946,764
Financials	190,820,666	—		—	190,820,666
Health Care	100,014,018	—		—	100,014,018
Industrials	69,687,874	—		—	69,687,874
Information Technology	79,607,013	—		—	79,607,013
Materials	4,857,519	—		—	4,857,519
Real Estate	29,654,980	—		—	29,654,980
Telecommunication Services	24,783,866	—		—	24,783,866
Utilities	43,026,458	—		—	43,026,458

Total Common Stocks	$710,104,112	$10,760,594	*	$—	$720,864,706
Short-Term Investments	$—	$1,655,346		$—	$1,655,346

Total Investments	$710,104,112	$12,415,940		$—	$722,520,052

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

26

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Tax-Managed Value Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018